OMB APPROVAL
OMB Number: 3235-0570
Expires: August 31, 2011
Estimated average burden
hours per response.....18.9

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240
(Address of principal executive offices)	(Zip code)

Angela Montez, Secretary of the Registrant
777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant's telephone number, including area code: 202-962-4600

Date of fiscal year end:	12/31/09

Date of reporting period:	01/01/09 - 06/30/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 (Report to Shareholders): The semi-annual report is set forth below.

SEMIANNUAL REPORT

June 30, 2009

VANTAGEPOINT FUNDS

Table of Contents

Vantagepoint Shareholder Expenses	1
Vantagepoint Funds Returns	3
Vantagepoint Funds Investment Objectives	5
Vantagepoint Funds Asset Allocations	14

Vantagepoint Funds
Statements of Assets and Liabilities	16
Statements of Operations	23
Statements of Changes in Net Assets	30
Financial Highlights	47
Notes to Financial Statements	82
Schedules of Investments	134

Shareholder Expenses

As a shareholder of a Vantagepoint Fund, you incur ongoing expenses, such as advisory fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a fund and to compare these expenses with the ongoing expenses of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses

The first section in the example below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section in the example below provides information about the hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/01/09	Ending Account Value 6/30/09	2009 Annualized Expense Ratio	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	2009 Annualized Expense Ratio	Expenses Paid During Period*
$1,000.00	$1,001.60	0.66%	$3.28	Money Market**	$1,000.00	$1,021.52	0.66%	$3.31
$1,000.00	$1,064.90	0.65%	$3.33	Low Duration Bond	$1,000.00	$1,021.57	0.65%	$3.26
$1,000.00	$1,047.60	0.69%	$3.50	Inflation Protected Securities	$1,000.00	$1,021.37	0.69%	$3.46
$1,000.00	$1,007.60	0.82%	$4.08	Asset Allocation	$1,000.00	$1,020.73	0.82%	$4.11
$1,000.00	$1,079.40	0.88%	$4.54	Equity Income	$1,000.00	$1,020.43	0.88%	$4.41
$1,000.00	$1,085.50	0.82%	$4.24	Growth & Income	$1,000.00	$1,020.73	0.82%	$4.11
$1,000.00	$1,069.40	0.85%	$4.36	Growth	$1,000.00	$1,020.58	0.85%	$4.26
$1,000.00	$1,079.10	1.03%	$5.31	Select Value	$1,000.00	$1,019.69	1.03%	$5.16
$1,000.00	$1,175.60	0.99%	$5.34	Aggressive Opportunities	$1,000.00	$1,019.89	0.99%	$4.96
$1,000.00	$1,102.60	1.01%	$5.27	Discovery	$1,000.00	$1,019.79	1.01%	$5.06
$1,000.00	$1,072.00	1.07%	$5.50	International	$1,000.00	$1,019.49	1.07%	$5.36
$1,000.00	$1,032.30	0.96%	$4.84	Diversified Assets	$1,000.00	$1,020.03	0.96%	$4.81
$1,000.00	$1,018.80	0.43%	$2.15	Core Bond IndexClass I	$1,000.00	$1,022.66	0.43%	$2.16
$1,000.00	$1,019.70	0.23%	$1.15	Core Bond IndexClass II	$1,000.00	$1,023.65	0.23%	$1.15
$1,000.00	$1,030.90	0.46%	$2.32	500 Stock IndexClass I	$1,000.00	$1,022.51	0.46%	$2.31
$1,000.00	$1,031.20	0.26%	$1.31	500 Stock IndexClass II	$1,000.00	$1,023.51	0.26%	$1.30
$1,000.00	$1,041.20	0.44%	$2.23	Broad Market IndexClass I	$1,000.00	$1,022.61	0.44%	$2.21
$1,000.00	$1,042.30	0.24%	$1.22	Broad Market IndexClass II	$1,000.00	$1,023.60	0.24%	$1.20
$1,000.00	$1,091.60	0.51%	$2.64	Mid/Small Company IndexClass I	$1,000.00	$1,022.27	0.51%	$2.56
$1,000.00	$1,091.80	0.31%	$1.61	Mid/Small Company IndexClass II	$1,000.00	$1,023.26	0.31%	$1.56
$1,000.00	$1,061.00	0.65%	$3.32	Overseas Equity IndexClass I	$1,000.00	$1,021.57	0.65%	$3.26
$1,000.00	$1,062.20	0.45%	$2.30	Overseas Equity IndexClass II	$1,000.00	$1,022.56	0.45%	$2.26
$1,000.00	$1,059.80	0.88%	$4.49	Model Portfolio Savings Oriented**	$1,000.00	$1,020.43	0.88%	$4.41
$1,000.00	$1,063.00	0.90%	$4.60	Model Portfolio Conservative Growth**	$1,000.00	$1,020.33	0.90%	$4.51
$1,000.00	$1,069.70	0.95%	$4.88	Model Portfolio Traditional Growth**	$1,000.00	$1,020.08	0.95%	$4.76
$1,000.00	$1,074.90	1.00%	$5.14	Model Portfolio Long-Term Growth**	$1,000.00	$1,019.84	1.00%	$5.01
$1,000.00	$1,088.00	1.09%	$5.64	Model Portfolio All-Equity Growth**	$1,000.00	$1,019.39	1.09%	$5.46
$1,000.00	$1,064.30	0.87%	$4.45	Milestone Retirement Income**	$1,000.00	$1,020.48	0.87%	$4.36
$1,000.00	$1,067.70	0.91%	$4.67	Milestone 2010**	$1,000.00	$1,020.28	0.91%	$4.56
$1,000.00	$1,070.40	0.92%	$4.72	Milestone 2015**	$1,000.00	$1,020.23	0.92%	$4.61

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/01/09	Ending Account Value 6/30/09	2009 Annualized Expense Ratio	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	2009 Annualized Expense Ratio	Expenses Paid During Period*
$1,000.00	$1,067.70	0.93%	$4.77	Milestone 2020**	$1,000.00	$1,020.18	0.93%	$4.66
$1,000.00	$1,069.90	0.95%	$4.88	Milestone 2025**	$1,000.00	$1,020.08	0.95%	$4.76
$1,000.00	$1,071.10	0.97%	$4.98	Milestone 2030**	$1,000.00	$1,019.98	0.97%	$4.86
$1,000.00	$1,074.90	0.99%	$5.09	Milestone 2035**	$1,000.00	$1,019.89	0.99%	$4.96
$1,000.00	$1,076.10	0.98%	$5.04	Milestone 2040**	$1,000.00	$1,019.93	0.98%	$4.91

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by (to reflect the one-half year period).

**	This fund invests in one or more other mutual funds. The annualized expense ratio includes this fund’s proportionate share of the expense ratio of such other mutual fund(s).

Vantagepoint Funds Returns
As of June 30, 2009

	Year-to-date through 6/30/09	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date*

Actively Managed Funds
Money Market Fund[1]	0.16%	1.15%	3.24%	3.01%	2.93%	—	3/99
Low Duration Bond Fund[2]	6.49%	3.43%	4.34%	3.48%	—	3.75%	12/00
Inflation Protected Securities Fund[2]	4.76%	-0.42%	5.82%	4.09%	4.93%	—	7/92
Asset Allocation Fund	0.76%	-27.37%	-8.73%	-2.43%	-0.78%	—	7/90
Equity Income Fund	7.94%	-25.95%	-8.42%	-1.28%	1.59%	—	4/94
Growth & Income Fund	8.55%	-24.18%	-7.71%	-1.93%	0.26%	—	10/98
Growth Fund	6.94%	-30.93%	-9.52%	-4.45%	-2.60%	—	4/83
Select Value Fund	7.91%	-23.25%	—	—	—	-21.24%	10/07
Aggressive Opportunities Fund	17.56%	-21.89%	-7.00%	-0.03%	0.01%	—	10/94
Discovery Fund	10.26%	-26.40%	—	—	—	-23.86%	10/07
International Fund	7.20%	-31.75%	-7.83%	2.05%	0.96%	—	10/94
Diversified Assets Fund	3.23%	-4.58%	—	—	—	-2.28%	10/07

Index Funds
Core Bond Index Fund (Class I)	1.88%	5.41%	5.98%	4.57%	5.56%	—	6/97
Core Bond Index Fund (Class II)	1.97%	5.71%	6.20%	4.78%	5.78%	—	4/99
500 Stock Index Fund (Class I)	3.09%	-26.38%	-8.58%	-2.63%	-2.64%	—	6/97
500 Stock Index Fund (Class II)	3.12%	-26.28%	-8.43%	-2.45%	-2.47%	—	4/99
Broad Market Index Fund (Class I)	4.12%	-26.42%	-8.33%	-1.87%	-1.70%	—	10/94
Broad Market Index Fund (Class II)	4.23%	-26.27%	-8.16%	-1.67%	-1.50%	—	4/99
Mid/Small Company Index Fund (Class I)	9.16%	-27.35%	-8.44%	-0.21%	1.22%	—	6/97
Mid/Small Company Index Fund (Class II)	9.18%	-27.24%	-8.27%	-0.03%	1.41%	—	4/99
Overseas Equity Index Fund (Class I)	6.10%	-31.12%	-8.21%	1.84%	0.62%	—	6/97
Overseas Equity Index Fund (Class II)	6.22%	-30.98%	-8.00%	2.09%	0.83%	—	4/99

Model Portfolio Funds[3]
Model Portfolio Savings Oriented Fund	5.98%	-4.96%	1.63%	2.61%	3.38%	—	2/95
Model Portfolio Conservative Growth Fund	6.30%	-9.30%	-0.09%	1.98%	2.74%	—	4/96
Model Portfolio Traditional Growth Fund	6.97%	-15.41%	-2.61%	0.97%	1.88%	—	4/96
Model Portfolio Long-Term Growth Fund	7.49%	-19.88%	-4.27%	0.48%	1.72%	—	4/96
Model Portfolio All-Equity Growth Fund	8.80%	-27.07%	-7.83%	-1.35%	—	-2.14%	10/00

Vantagepoint Funds Returns
As of June 30, 2009

	Year-to-date through 6/30/09	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date*

Milestone Funds[3]
Milestone Retirement Income Fund	6.43%	-6.27%	1.10%	—	—	1.77%	1/05
Milestone 2010 Fund	6.77%	-8.74%	0.23%	—	—	1.54%	1/05
Milestone 2015 Fund	7.04%	-13.75%	-1.77%	—	—	0.60%	1/05
Milestone 2020 Fund	6.77%	-16.63%	-3.04%	—	—	-0.06%	1/05
Milestone 2025 Fund	6.99%	-19.19%	-4.20%	—	—	-0.65%	1/05
Milestone 2030 Fund	7.11%	-21.46%	-5.28%	—	—	-1.23%	1/05
Milestone 2035 Fund	7.49%	-23.37%	-6.20%	—	—	-1.72%	1/05
Milestone 2040 Fund	7.61%	-24.45%	-6.72%	—	—	-2.08%	1/05

*

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 for Actively Managed and Class I shares of the Index Funds and for the Model Portfolio Funds prior to December 4, 2000, represents performance of the Funds prior to SEC registration. For periods prior to SEC registration, the performance shown is of a commingled fund that had the same investment objectives and policies of each respective fund that was advised by an affiliate of each fund’s adviser. This past performance was adjusted at a fund’s inception to reflect expenses of a fund. The commingled funds were not registered mutual funds and therefore were not subject to the same investment and tax restrictions as a registered fund. If the commingled funds had been subject to such restrictions, performance may have been lower. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA Retirement Corporation and member FINRA/SIPC. For a current prospectus and for performance data current to the most recent month end, contact ICMA-RC Services, LLC by calling 800-669-7400, or by visiting icmarc.org. Para asistencia en Español llame al 800-669-8216.

[1]

Investments in the Vantagepoint Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share there is no guarantee that it will do so. It is possible to lose money by investing in the Fund. Performance of the Vantagepoint Money Market Fund is dependent upon the performance of the underlying fund in which it invests.

[2]

Effective May 1, 2007, the name and principal investment strategies of each of these funds were changed. Prior to that date, the Low Duration Bond Fund was known as the Short-Term Bond Fund and the Inflation Protected Securities Fund was known as the US Government Securities Fund. In addition to the change of name and investment strategies, new subadvisers were hired to manage the Inflation Protected Securities Fund. As such, performance prior to May 1, 2007, should not be considered representative of these two funds as currently managed.

[3]	Performance of the Model Portfolio and Milestone Funds is dependent upon the performance of the underlying funds in which each Model Portfolio and Milestone Fund invests.

Vantagepoint Funds Investment Objectives

Fund ticker symbols are included in parentheses after Fund names. Total net assets presented are as of June 30, 2009.

Actively Managed Funds

Money Market Fund[1] (VAMXX)	Year of Inception: 1999	Total Net Assets: $467 million

Investment Objective:	To seek maximum current income, consistent with maintaining liquidity and a stable share price of $1.00.

Market Index:	30-Day Treasury Bill

Peer Group:	MFR Prime Retail Average

Low Duration Bond Fund[2] (VPIPX)	Year of Inception: 2000	Total Net Assets: $441 million

Investment Objective:	To seek total return that is consistent with preservation of capital.

Investment Subadvisers:	Payden & Rygel STW Fixed Income Management Ltd.

Market Index:	Merrill Lynch 1-3 Year US Corporate & Government Index

Peer Group:	Morningstar Short-Term Bond Funds Average

Inflation Protected Securities Fund[2] (VPTSX)	Year of Inception: 1992	Total Net Assets: $314 million

Investment Objective:	To offer current income.

Investment Subadviser:	Pacific Investment Management Company, LLC
BlackRock Financial Management, Inc.

Market Index:	Barclays Capital U.S. TIPS Index (“Series - L”)

Peer Group:	Morningstar Inflation-Protected Bond Funds Average

Asset Allocation Fund (VPAAX)	Year of Inception: 1990	Total Net Assets: $393 million

Investment Objective:	To offer long-term capital growth at a lower level of risk than an all-equity portfolio.

Investment Subadviser:	Mellon Capital Management Corporation

Market Indexes:	S&P 500 Index
Barclays Capital U.S. Long Treasury Bond Index
91-Day T-Bills

Peer Group:	Morningstar Moderate Allocation Funds Average

[1]

Investments in the Vantagepoint Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share there is no guarantee that it will do so. It is possible to lose money by investing in the Fund.

[2]

Effective May 1, 2007, the name and principal investment strategies of each of these funds were changed. Prior to that date, the Low Duration Bond Fund was known as the Short-Term Bond Fund and the Inflation Protected Securities Fund was known as the US Government Securities Fund. In addition to the change of name and investment strategies, new subadvisers were hired to manage the Inflation Protected Securities Fund. As such, performance prior to May 1, 2007, should not be considered representative of these two funds as currently managed.

Equity Income Fund (VPEIX)	Year of Inception: 1994	Total Net Assets: $1,192 million

Investment Objective:	To offer long-term capital growth with consistency derived from dividend yield.

Investment Subadvisers:	Barrow, Hanley, Mewhinney, & Strauss, Inc.
Southeastern Asset Management, Inc.
T. Rowe Price Associates, Inc.

Market Index:	Russell 1000 Value Index

Peer Group:	Morningstar Large Value Funds Average

Growth & Income Fund (VPGIX)	Year of Inception: 1998	Total Net Assets: $818 million

Investment Objective:	To offer long-term capital growth and current income.

Investment Subadvisers:	Fiduciary Management, Inc.
T. Rowe Price Associates, Inc.
Wellington Management Company, LLP

Market Index:	S&P 500 Index

Peer Group:	Morningstar Large Blend Funds Average

Growth Fund (VPGRX)	Year of Inception: 1983	Total Net Assets: $1,494 million

Investment Objective:	To offer long-term capital growth.

Investment Subadvisers:	Columbus Circle Investors
D. G. Capital Management Trust
Legg Mason Capital Management, Inc.
Tukman Grossman Capital Management, Inc.
Westfield Capital Management Company, L.P.

Market Index:	Russell 1000 Growth Index

Peer Group:	Morningstar Large Growth Funds Average

Select Value Fund (VPSVX)	Year of Inception: 2007	Total Net Assets: $231 million

Investment Objective:	To offer long-term growth from dividend income and capital appreciation.

Investment Subadvisers:	Artisan Partners Limited Partnership
Systematic Financial Management, L.P.
WEDGE Capital Management, L.L.P.

Market Index:	Russell Midcap Value Index

Peer Group:	Morningstar Mid-Cap Value Funds Average

Aggressive Opportunities Fund (VPAOX)	Year of Inception: 1994	Total Net Assets: $765 million

Investment Objective:	To offer high long-term capital appreciation.

Investment Subadvisers:	Legg Mason Capital Management, Inc.
Southeastern Asset Management, Inc.
T. Rowe Price Associates, Inc.
TimesSquare Capital Management, LLC

Market Index:	Russell Midcap Growth Index

Peer Group:	Morningstar Mid-Cap Growth Funds Average

Discovery Fund (VPDSX)	Year of Inception: 2007	Total Net Assets: $136 million

Investment Objective:	To offer long-term capital growth.

Investment Subadvisers:	Payden & Rygel
Wellington Management Company, LLP

Market Index:	Russell 2000 Index

Peer Group:	Morningstar Small Blend Funds Average

International Fund (VPINX)	Year of Inception: 1994	Total Net Assets: $817 million

Investment Objective:	To offer long-term capital growth and diversification by country.

Investment Subadvisers:	Artisan Partners Limited Partnership
Capital Guardian Trust Company
GlobeFlex Capital, LP
Walter Scott & Partners Limited

Market Index:	Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) (Net) Index

Peer Group:	Morningstar Foreign Large Blend Funds Average

Diversified Assets Fund (VPDAX)	Year of Inception: 2007	Total Net Assets: $383 million

Investment Objective:	To offer long-term capital growth.

Investment Subadvisers:	Analytic Investors, LLC
Mellon Capital Management Corporation
Payden & Rygel

Market Indexes:	Barclays Capital U.S. Intermediate Aggregate Bond Index S&P 500 Index

Index Funds

The Vantagepoint Index Funds are designed to approximate the investment characteristics and performance of their respective specified benchmarks. Mellon Capital Management Corporation is the subadviser for these funds.

(Class I and II ticker symbols are listed.) Inception date listed is for the fund and not for the respective classes.

Core Bond Index Fund (VPCIX/VPCDX)	Year of Inception: 1997	Total Net Assets: $968 million

Investment Objective:	To offer current income by approximating the performance of the Barclays Capital U.S. Aggregate Bond Index.

Market Index:	Barclays Capital U.S. Aggregate Bond Index

500 Stock Index Fund (VPFIX/VPSKX)	Year of Inception: 1997	Total Net Assets: $293 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the S&P 500 Index.

Market Index:	S&P 500 Index

Broad Market Index Fund (VPMIX/VPBMX)	Year of Inception: 1994	Total Net Assets: $401 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index.

Market Index:	Wilshire 5000 Total Market Index

Mid/Small Company Index Fund (VPSIX/VPMSX)	Year of Inception: 1997	Total Net Assets: $181 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index.

Market Index:	Wilshire 4500 Completion Index

Overseas Equity Index Fund (VPOIX/VPOEX)	Year of Inception: 1997	Total Net Assets: $142 million

Investment Objective:	To offer long-term capital growth and diversification by approximating the performance of the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) (Net) Index.

Market Index:	MSCI EAFE (Net) Index

The Fund’s investment objective and principal investment strategies are based on the MSCI Europe Australasia Far East (EAFE) (Net) Index.

The Fund is not sponsored, endorsed, or promoted by MSCI Inc., and MSCI Inc. bears no liability with respect to the Fund or this index.

Model Portfolio Funds

Model Portfolio Savings Oriented Fund (VPSOX)	Year of Inception: 1995	Total Net Assets: $267 million

Investment Objective:	To offer capital preservation, reasonable current income, and some capital growth, while seeking to limit risk.

Allocation Ranges:	Fixed Income Funds

	Vantagepoint Low Duration Bond Fund	38% - 48%
	Vantagepoint Core Bond Index Fund (Class I)	8% - 18%
	Vantagepoint Inflation Protected Securities Fund	4% - 14%

Equity Funds

	Vantagepoint Equity Income Fund	5% - 15%
	Vantagepoint Growth & Income Fund	5% - 15%
	Vantagepoint International Fund	0% - 10%

Multi-Strategy Fund

	Vantagepoint Diversified Assets Fund	8% - 12%

Market Indexes:	S&P 500 Index
Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Conservative Allocation Funds Average

Model Portfolio Conservative Growth Fund (VPCGX)	Year of Inception: 1996	Total Net Assets: $461 million

Investment Objective:	To offer reasonable current income and capital preservation, with modest potential for capital growth.

Allocation Ranges:	Fixed Income Funds

	Vantagepoint Low Duration Bond Fund	18% - 28%
	Vantagepoint Core Bond Index Fund (Class I)	16% - 26%
	Vantagepoint Inflation Protected Securities Fund	2% - 12%

Equity Funds

	Vantagepoint Equity Income Fund	6% - 16%
	Vantagepoint Growth & Income Fund	4% - 14%
	Vantagepoint Growth Fund	1% - 11%
	Vantagepoint Select Value Fund	0% - 10%
	Vantagepoint Aggressive Opportunities Fund	0% - 10%
	Vantagepoint International Fund	3% - 13%

Multi-Strategy Fund

	Vantagepoint Diversified Assets Fund	8% - 12%

Market Indexes:	S&P 500 Index
Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Conservative Allocation Funds Average

Model Portfolio Traditional Growth Fund (VPTGX)	Year of Inception: 1996	Total Net Assets: $1,136 million

Investment Objective:	To offer moderate capital growth and reasonable current income.

Allocation Ranges:	Fixed Income Funds

	Vantagepoint Low Duration Bond Fund	3% - 13%
	Vantagepoint Core Bond Index Fund (Class I)	13% - 23%
	Vantagepoint Inflation Protected Securities Fund	0% - 10%

Equity Funds

	Vantagepoint Equity Income Fund	7% - 17%
	Vantagepoint Growth & Income Fund	7% - 17%
	Vantagepoint Growth Fund	5% - 15%
	Vantagepoint Select Value Fund	0% - 10%
	Vantagepoint Aggressive Opportunities Fund	0% - 10%
	Vantagepoint Discovery Fund	0% - 10%
	Vantagepoint International Fund	7% - 17%

Multi-Strategy Fund

	Vantagepoint Diversified Assets Fund	8% - 12%

Market Indexes:	S&P 500 Index
Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Moderate Allocation Funds Average

Model Portfolio Long-Term Growth Fund (VPLGX)	Year of Inception: 1996	Total Net Assets: $1,325 million

Investment Objective:	To offer high long-term capital growth and modest current income.

Allocation Ranges:	Fixed Income Fund

	Vantagepoint Core Bond Index Fund (Class I)	10% - 20%

Equity Funds

	Vantagepoint Equity Income Fund	8% - 18%
	Vantagepoint Growth & Income Fund	8% - 18%
	Vantagepoint Growth Fund	7% - 17%
	Vantagepoint Select Value Fund	4% - 14%
	Vantagepoint Aggressive Opportunities Fund	4% - 14%
	Vantagepoint Discovery Fund	0% - 10%
	Vantagepoint International Fund	11% - 21%

Multi-Strategy Fund

	Vantagepoint Diversified Assets Fund	8% - 12%

Market Indexes:	S&P 500 Index
Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Large Blend Funds Average

Model Portfolio All-Equity Growth Fund (VPAGX)	Year of Inception: 2000	Total Net Assets: $444 million

Investment Objective:	To offer high long-term capital growth.

Allocation Ranges:	Equity Funds

	Vantagepoint Equity Income Fund	13% - 23%
	Vantagepoint Growth & Income Fund	12% - 22%
	Vantagepoint Growth Fund	12% - 22%
	Vantagepoint Select Value Fund	5% - 15%
	Vantagepoint Aggressive Opportunities Fund	5% - 15%
	Vantagepoint Discovery Fund	4% - 14%
	Vantagepoint International Fund	15% - 25%

Market Indexes:	S&P 500 Index
MSCI EAFE (Net) Index

Peer Group:	Morningstar Large Blend Funds Average

Vantagepoint Milestone Funds

Milestone Retirement Income Fund (VPRRX)	Year of Inception: 2005	Total Net Assets: $54 million

Investment Objective:	To seek to offer current income and opportunities for capital growth that have limited risk.

Allocation Ranges:	Fixed Income Funds

	Vantagepoint Low Duration Bond Fund	35% - 45%
	Vantagepoint Core Bond Index Fund (Class I)	6% - 16%
	Vantagepoint Inflation Protected Securities Fund	4% - 14%

Equity Funds

	Vantagepoint Equity Income Fund	7% - 17%
	Vantagepoint Growth & Income Fund	7% - 17%
	Vantagepoint International Fund	1% - 11%

Multi-Strategy Fund

	Vantagepoint Diversified Assets Fund	5% - 15%

Market Indexes:	S&P 500 Index
Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Retirement Income Funds Average

Milestone 2010 Fund (VPRQX)	Year of Inception: 2005	Total Net Assets: $76 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Funds

	Vantagepoint Low Duration Bond Fund	33% - 43%
	Vantagepoint Core Bond Index Fund (Class I)	6% - 16%
	Vantagepoint Inflation Protected Securities Fund	3% - 13%

Equity Funds

	Vantagepoint Equity Income Fund	8% - 18%
	Vantagepoint Growth & Income Fund	7% - 17%
	Vantagepoint Growth Fund	0% - 10%
	Vantagepoint Mid/Small Company Index Fund (Class I)	0% - 10%
	Vantagepoint International Fund	0% - 10%

Multi-Strategy Fund

	Vantagepoint Diversified Assets Fund	5% - 15%

Market Indexes:	S&P 500 Index
Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Target Date 2000-2010 Funds Average

Milestone 2015 Fund (VPRPX)	Year of Inception: 2005	Total Net Assets: $143 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Funds

	Vantagepoint Low Duration Bond Fund	15% - 25%
	Vantagepoint Core Bond Index Fund (Class I)	8% - 18%
	Vantagepoint Inflation Protected Securities Fund	0% - 10%

Equity Funds

	Vantagepoint Equity Income Fund	13% - 23%
	Vantagepoint Growth & Income Fund	6% - 16%
	Vantagepoint Growth Fund	2% - 12%
	Vantagepoint Mid/Small Company Index Fund (Class I)	0% - 10%
	Vantagepoint International Fund	5% - 15%

Multi-Strategy Fund

	Vantagepoint Diversified Assets Fund	5% - 15%

Market Indexes:	S&P 500 Index
Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Target Date 2011-2015 Funds Average

Milestone 2020 Fund (VPROX)	Year of Inception: 2005	Total Net Assets: $139 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Funds

	Vantagepoint Low Duration Bond Fund	4% - 14%
	Vantagepoint Core Bond Index Fund (Class I)	14% - 24%

Equity Funds

	Vantagepoint Equity Income Fund	16% - 26%
	Vantagepoint Growth & Income Fund	6% - 16%
	Vantagepoint Growth Fund	3% - 13%
	Vantagepoint Mid/Small Company Index Fund (Class I)	3% - 13%
	Vantagepoint International Fund	7% - 17%

Multi-Strategy Fund

	Vantagepoint Diversified Assets Fund	5% - 15%

Market Indexes:	S&P 500 Index
Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Target Date 2016-2020 Funds Average

Milestone 2025 Fund (VPRNX)	Year of Inception: 2005	Total Net Assets: $107 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Funds

	Vantagepoint Low Duration Bond Fund	0% - 10%
	Vantagepoint Core Bond Index Fund (Class I)	10% - 20%

Equity Funds

	Vantagepoint Equity Income Fund	18% - 28%
	Vantagepoint Growth & Income Fund	8% - 18%
	Vantagepoint Growth Fund	4% - 14%
	Vantagepoint Mid/Small Company Index Fund (Class I)	6% - 16%
	Vantagepoint International Fund	9% - 19%

Multi-Strategy Fund

	Vantagepoint Diversified Assets Fund	5% - 15%

Market Indexes:	S&P 500 Index
Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Target Date 2021-2025 Funds Average

Milestone 2030 Fund (VPRMX)	Year of Inception: 2005	Total Net Assets: $88 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Fund

	Vantagepoint Core Bond Index Fund (Class I)	8% - 18%

Equity Funds

	Vantagepoint Equity Income Fund	20% - 30%
	Vantagepoint Growth & Income Fund	9% - 19%
	Vantagepoint Growth Fund	5% - 15%
	Vantagepoint Mid/Small Company Index Fund (Class I)	8% - 18%
	Vantagepoint International Fund	11% - 21%

Multi-Strategy Fund

	Vantagepoint Diversified Assets Fund	4% - 14%

Market Indexes:	S&P 500 Index
Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Target Date 2026-2030 Funds Average

Milestone 2035 Fund (VPRLX)	Year of Inception: 2005	Total Net Assets: $52 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Allocation Ranges:	Fixed Income Fund

	Vantagepoint Core Bond Index Fund (Class I)	6% - 16%

Equity Funds

	Vantagepoint Equity Income Fund	20% - 30%
	Vantagepoint Growth & Income Fund	9% - 19%
	Vantagepoint Growth Fund	6% - 16%
	Vantagepoint Mid/Small Company Index Fund (Class I)	11% - 21%
	Vantagepoint International Fund	12% - 22%

Multi-Strategy Fund

	Vantagepoint Diversified Assets Fund	0% - 10%

Market Indexes:	S&P 500 Index
Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Target Date 2031-2035 Funds Average

Milestone 2040 Fund (VPRKX)	Year of Inception: 2005	Total Net Assets: $59 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Allocation Ranges:	Fixed Income Fund

	Vantagepoint Core Bond Index Fund (Class I)	5% - 15%

Equity Funds

	Vantagepoint Equity Income Fund	21% - 31%
	Vantagepoint Growth & Income Fund	10% - 20%
	Vantagepoint Growth Fund	7% - 17%
	Vantagepoint Mid/Small Company Index Fund (Class I)	14% - 24%
	Vantagepoint International Fund	13% - 23%

Market Indexes:	S&P 500 Index
MSCI EAFE (Net) Index

Peer Group:	Morningstar Target Date 2036-2040 Funds Average

The following describes the market indexes noted:

Barclays Capital U.S. Aggregate Bond Index – consists of all investment-grade U.S. fixed income securities.

Barclays Capital U.S. Intermediate Aggregate Bond Index – is comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to ten years.

Barclays Capital U.S. Long Treasury Bond Index – consists of all Treasury obligations with maturities of 10 years or greater.

Barclays Capital U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series-L) – consists of all U.S. Treasury inflation protected securities rated investment grade or better, having at least one year to final maturity, and at least $250 million par amount outstanding. The Series L reference identifies this index as the former Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index, and differentiates it from the legacy Barclays Capital TIPS Index.

Merrill Lynch 1-3 Year US Corporate & Government Index – tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt securities issued in the U.S. domestic bond market with maturities between 1 and 3 years.

MSCI Europe Australasia Far East (EAFE) (Net) Index (“EAFE Index”) – is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.

Russell 1000 Index – measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 1000 Growth Index – measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index – measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell Midcap Index – measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately 31% of the total market capitalization of the Russell 1000 companies.

Russell Midcap Growth Index – measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Value Index – measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Index – measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 3000 Index – measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Standard & Poors 500 Index (“S&P 500”) – consists of 500 stocks representing larger capitalization companies traded in the U.S.

Wilshire 5000 Total Market Index – consists of all U.S. equity securities with readily available price data and is calculated using a float-adjusted market capitalization weighting. The float-adjusted methodology adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase.

Wilshire 4500 Completion Index – consists of all small and mid-cap stocks. It is constructed using the Wilshire 5000 Total Market Index securities with the companies in the S&P 500 Index removed and is calculated using a float-adjusted market capitalization weighting. The float-adjusted methodology adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase.

Vantagepoint Funds Asset Allocations (percentages of total assets)

Fund Name	Repurchase Agreements	Certificates of Deposits	Time Deposits	Variable Rate Demand Notes	Commercial Paper	Medium Term Notes	Asset- Backed Commercial Paper	Repurchase Agreements (Non-Govt)	Euro CDs	Bank Notes	U.S. Agency Debentures	U.S. Agency Floaters	Funding Agreements

Vantagepoint Money Market Fund	4.7%	23.6%	1.2%	4.2%	20.6%	2.2%	37.7%	0.4%	1.7%	1.5%	1.0%	0.7%	0.5%

	Asset-backed	Mortgage- related	Muni	Non-U.S. Corp.	Non-U.S. Gov.	U.S. Agency	U.S. Corp	U.S. Treas	Cash

Vantagepoint Low Duration Bond Fund	22.6%	11.1%	0.7%	0.8%	4.9%	9.0%	46.1%	0.1%	4.7%

Vantagepoint Inflation Protected Securities Fund	0.3%	0.0%	0.0%	0.1%	0.0%	2.0%	0.6%	90.5%	6.5%

Vantagepoint Core Bond Index Fund Class I	0.6%	41.5%	0.2%	1.0%	2.6%	9.5%	18.7%	25.2%	0.7%

Vantagepoint Core Bond Index Fund Class II	0.6%	41.5%	0.2%	1.0%	2.6%	9.5%	18.7%	25.2%	0.7%

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecomm	Utilities	Cash & Equivalents

Vantagepoint Equity Income Fund	21.4%	3.7%	13.6%	16.6%	7.6%	11.8%	12.3%	4.3%	4.4%	4.0%	0.2%

Vantagepoint 500 Stock Index Fund Class I	8.9%	11.9%	12.4%	13.5%	13.9%	9.8%	18.3%	3.2%	3.5%	4.0%	0.5%

Vantagepoint 500 Stock Index Fund Class II	8.9%	11.9%	12.4%	13.5%	13.9%	9.8%	18.3%	3.2%	3.5%	4.0%	0.5%

Vantagepoint Growth & Income Fund	11.2%	10.5%	7.4%	17.1%	13.5%	13.7%	19.6%	2.2%	2.0%	2.9%	0.0%

Vantagepoint Broad Market Index Fund Class I	9.9%	10.3%	11.7%	14.8%	13.5%	10.4%	18.3%	3.6%	3.1%	4.1%	0.4%

Vantagepoint Broad Market Index Fund Class II	9.9%	10.3%	11.7%	14.8%	13.5%	10.4%	18.3%	3.6%	3.1%	4.1%	0.4%

Vantagepoint Growth Fund	9.7%	12.6%	9.6%	10.8%	12.3%	7.8%	31.1%	5.8%	0.2%	0.0%	0.0%

Vantagepoint Select Value Fund	12.1%	5.8%	7.5%	22.1%	7.4%	15.8%	13.9%	5.9%	1.3%	8.3%	0.0%

Vantagepoint Aggressive Opportunities Fund	19.2%	1.4%	6.8%	15.3%	12.8%	13.8%	23.3%	3.6%	3.3%	0.4%	0.1%

Vantagepoint Mid-Small Company Index Fund Class I	13.0%	3.4%	8.6%	22.2%	11.4%	12.9%	16.5%	5.3%	1.6%	4.8%	0.2%

Vantagepoint Mid-Small Company Index Fund Class II	13.0%	3.4%	8.6%	22.2%	11.4%	12.9%	16.5%	5.3%	1.6%	4.8%	0.2%

	Stocks	Bonds	Cash

Vantagepoint Discovery Fund*	94.1%	45.7%	10.2%

*Portfolio exposures represent the market value of physical securities and the measurement of exposure to asset classes through the derivative instruments held by the Fund as a percent of the Fund’s net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the Fund’s net asset value. This measurement method is intended to reflect the “economic exposure” of the derivative - effectively, the market exposure, to the Fund. This results in a total percentage in the chart that exceeds 100%.

	Asset-backed	Mortgage- related	Muni	Non-US Corp.	Non-US Gov.	US Agency	US Corp	US Treas	Cash

Vantagepoint Discovery Fund*	5.3%	19.8%	1.0%	0.0%	2.0%	25.9%	38.9%	3.1%	4.0%

*The Fixed Income Asset Allocation reflected in this table was calculated using the actual fixed income securities held by the Fund. This table represents the portion of the Fund classified as Bonds above. The primary source of asset classification is BondEdge. Modifications are made as deemed necessary by Vantagepoint Investment Advisers, LLC.

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecomm	Utilities	Cash & Equivalents

Vantagepoint Discovery Fund*	9.6%	4.7%	5.6%	17.8%	14.8%	16.4%	20.5%	5.5%	0.7%	4.0%	0.6%

*The Equity Sector Allocation reflected in this table was calculated using the actual equity securities held by the Fund and blending them with the sectors represented in the Russell 2000 Index futures held by this Fund. This table represents the portion of the Fund classified as Stocks above. The primary source of sector allocation classification is FactSet. Modifications are made as deemed necessary by Vantagepoint Investment Advisers, LLC.

Vantagepoint Funds Asset Allocations (percentages of total assets) continued

	Australia	Canada	France	Germany	Hong Kong	Italy	Japan	Netherlands	Spain	Sweden	Switzerland	United Kingdom	U.S. Cash	Other**

Vantagepoint Overseas Equity Index Fund Class I	7.1%	0.0%	9.7%	7.6%	2.4%	3.4%	23.8%	4.2%	4.4%	2.3%	7.3%	18.2%	1.9%	7.7%

Vantagepoint Overseas Equity Index Fund Class II	7.1%	0.0%	9.7%	7.6%	2.4%	3.4%	23.8%	4.2%	4.4%	2.3%	7.3%	18.2%	1.9%	7.7%

Vantagepoint International Fund	2.6%	5.6%	10.2%	8.4%	4.8%	1.5%	20.7%	3.9%	3.1%	1.4%	8.1%	12.9%	5.4%	11.3%

** Other represents countries with under a 2% individual weighting.

Rows may not sum to 100% due to rounding.

	Low Duration Bond Fund	Core Bond Index Fund	Inflation Protected Securities Fund	Equity Income Fund	Growth & Income Fund	Growth Fund	Select Value Fund	Mid/Small Index Fund	Aggressive Opportunities Fund	Discovery Fund	International Fund	Diversified Assets Fund

Vantagepoint Model Portfolio Savings Oriented Fund	43.0%	13.0%	9.0%	10.0%	10.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	10.0%

Vantagepoint Model Portfolio Conservative Growth Fund	23.0%	20.5%	6.5%	11.0%	9.0%	6.0%	3.0%	0.0%	3.0%	0.0%	8.0%	10.0%

Vantagepoint Model Portfolio Traditional Growth Fund	8.0%	18.0%	4.0%	12.0%	12.0%	10.0%	5.5%	0.0%	5.5%	3.0%	12.0%	10.0%

Vantagepoint Model Portfolio Long-Term Growth Fund	0.0%	15.0%	0.0%	13.0%	13.0%	11.5%	8.5%	0.0%	8.5%	4.5%	16.0%	10.0%

Vantagepoint Model Portfolio All-Equity Growth Fund	0.0%	0.0%	0.0%	18.0%	17.0%	17.0%	9.5%	0.0%	9.5%	9.0%	20.0%	0.0%

Vantagepoint Milestone Retirement Income Fund	40.0%	11.0%	9.0%	12.0%	12.0%	0.0%	0.0%	0.0%	0.0%	0.0%	6.0%	10.0%

Vantagepoint Milestone 2010 Fund	36.5%	11.0%	8.5%	13.0%	11.8%	1.4%	0.0%	1.0%	0.0%	0.0%	6.8%	10.0%

Vantagepoint Milestone 2015 Fund	20.0%	12.8%	5.2%	17.8%	11.0%	7.2%	0.0%	5.6%	0.0%	0.0%	10.4%	10.0%

Vantagepoint Milestone 2020 Fund	9.0%	19.4%	0.0%	21.3%	11.3%	8.2%	0.0%	8.5%	0.0%	0.0%	12.4%	10.0%

Vantagepoint Milestone 2025 Fund	4.0%	16.1%	0.0%	22.8%	12.8%	9.2%	0.0%	11.0%	0.0%	0.0%	14.1%	10.0%

Vantagepoint Milestone 2030 Fund	0.0%	13.2%	0.0%	24.2%	14.1%	10.2%	0.0%	13.6%	0.0%	0.0%	15.8%	9.0%

Vantagepoint Milestone 2035 Fund	0.0%	11.4%	0.0%	25.2%	14.6%	11.2%	0.0%	16.6%	0.0%	0.0%	17.0%	4.0%

Vantagepoint Milestone 2040 Fund	0.0%	10.0%	0.0%	26.0%	15.0%	12.0%	0.0%	19.0%	0.0%	0.0%	18.0%	0.0%

	Stocks	Bonds	Cash

Vantagepoint Asset Allocation Fund	80%	20%	0%

	Stocks		Bonds		Cash		Currencies

	Long	Short	Long	Short	Long	Short	Long	Short

Vantagepoint Diversified Assets Fund*	15%	-13%	92%	-15%	18%	0%	9%	-9%

*Portfolio exposures represent the market value of physical securities and the measurement of exposure to asset classes through the derivative instruments held by the Fund as a percent of the Fund’s net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the Fund’s net asset value. This measurement method is intended to reflect the “economic exposure” of the derivative - effectively, the market exposure, to the Fund. This results in a total percentage reflected in the chart that exceeds 100%.

Rows may not sum to 100% due to rounding.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2009 (Unaudited)

	Money Market	Low Duration Bond(1)	Inflation Protected Securities(2)	Asset Allocation	Equity Income
ASSETS:
Securities, at market value†	$466,952,753	$473,381,633	$353,332,283	$418,065,783	$1,384,821,574
Cash	—	40,212	86,882	321,704	—
Cash denominated in foreign currencies	—	—	113,253	—	—
Receivable for:
Dividends	215,123	12,022	7,023	424,601	1,590,094
Interest	—	3,436,246	2,608,291	526,626	3,924
Security lending income	—	8,045	11,835	51,334	58,870
Investments sold	—	—	4,738,690	366,185	12,457,985
Fund shares sold	—	1,506,179	250,213	44,273	216,161
Due from investment adviser(a)	1,642	—	—	—	—
Recoverable foreign taxes	—	—	—	—	2,294
Unrealized appreciation on swaps	—	—	369,840	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	200,078	20,869	—	—
Due from Broker	—	—	497,856	—	—
Total Assets	467,169,518	478,584,415	362,037,035	419,800,506	1,399,150,902
LIABILITIES:
Payable for:
Investments purchased	—	4,070,139	—	526,547	3,236,021
Distributions	5,416	1,315,969	—	—	—
Fund shares redeemed	—	368,225	180,828	1,623	623,409
Variation margin on futures contracts	—	2,854	16,092	182,191	—
Collateral for securities loaned	—	31,912,136	46,381,784	25,407,921	201,229,450
Collateral for swap agreements	—	—	570,000	—	—
Unrealized depreciation on swaps	—	—	80,831	—	—
Options written, at value (Cost $0, $0, $(227,366), $0 and $0, respectively)	—	—	201,067	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	2,187	—	—
Accrued Expenses:
Advisory fees	38,336	35,352	25,135	32,512	98,573
Subadviser fees	—	125,001	164,967	280,962	1,085,421
Fund services	134,176	123,732	87,974	113,792	345,012
Administration	2,437	2,926	2,926	2,926	2,926
Directors	70	1,037	772	979	2,622
Other accrued expense	76,952	82,581	60,062	135,286	191,414
Total Liabilities	257,387	38,039,952	47,774,625	26,684,739	206,814,848
NET ASSETS	$466,912,131	$440,544,463	$314,262,410	$393,115,767	$1,192,336,054
NET ASSETS REPRESENTED BY:
Paid-in capital	$466,912,131	$454,613,554	$317,483,480	$528,118,024	$1,530,979,363
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency transactions, written options and swaps	—	1,501,219	597,484	(60,504,255)	(211,453,455)
Undistributed net investment income	—	(160,279)	730,873	4,696,776	36,766,228
Accumulated net realized loss on investments, futures contracts, foreign currency transactions, written options and swaps	—	(15,410,031)	(4,549,427)	(79,194,778)	(163,956,082)
NET ASSETS	$466,912,131	$440,544,463	$314,262,410	$393,115,767	$1,192,336,054
CAPITAL SHARES:
Net Assets	$466,912,131	$440,544,463	$314,262,410	$393,115,767	$1,192,336,054
Shares Outstanding	466,912,131	45,434,593	30,375,498	73,979,255	190,720,424
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$1.00	$9.70	$10.35	$5.31	$6.25
Cost of investments	$466,952,753	$472,021,339	$353,025,850	$478,798,426	$1,596,276,012
Cost of cash denominated in foreign currencies	$—	$—	$105,958	$—	$—

____________ † Includes securities on loan with market values of (Note 7):	$—	$31,371,533	$45,677,475	$24,575,567	$192,691,408

(1)	Formerly Short-Term Bond Fund.

(2)	Formerly US Government Securities Fund.

(a)	Voluntary waiver (Note 4).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2009 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
ASSETS:
Securities, at market value†	$907,628,486	$1,634,359,920	$260,904,190	$944,819,892
Cash	120	394,201	—	—
Cash denominated in foreign currencies	—	—	—	14
Receivable for:
Dividends	1,093,965	1,217,617	363,362	257,904
Security lending income	16,145	53,255	9,102	81,620
Investments sold	1,845,192	8,211,267	1,049,211	5,595,623
Fund shares sold	68,529	193,378	554	33,060
Recoverable foreign taxes	22,120	31	—	—
Total Assets	910,674,557	1,644,429,669	262,326,419	950,788,113
LIABILITIES:
Payable for:
Investments purchased	11,329,325	14,700,888	1,746,738	1,819,718
Fund shares redeemed	282,885	313,786	—	108,275
Collateral for securities loaned	79,688,203	133,606,485	28,792,513	182,100,329
Due to custodian	—	—	105	—
Accrued Expenses:
Advisory fees	67,522	124,891	19,146	63,094
Subadviser fees	633,954	1,388,538	390,552	873,613
Fund services	236,331	437,125	67,013	220,832
Administration	2,926	2,917	2,926	2,926
Directors	1,818	—	526	1,656
Other accrued expense	146,222	353,339	64,988	168,924
Total Liabilities	92,389,186	150,927,969	31,084,507	185,359,367
NET ASSETS	$818,285,371	$1,493,501,700	$231,241,912	$765,428,746
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,045,010,369	$2,370,815,580	$335,842,513	$983,902,505
Net unrealized depreciation on investments, futures contracts, foreign currency transactions, written options and swaps	(12,871,230)	(69,057,262)	(13,778,779)	(48,215,541)
Undistributed net investment income	8,777,337	5,964,520	1,756,135	3,968,882
Accumulated net realized loss on investments, futures contracts, foreign currency transactions, written options and swaps	(222,631,105)	(814,221,138)	(92,577,957)	(174,227,100)
NET ASSETS	$818,285,371	$1,493,501,700	$231,241,912	$765,428,746
CAPITAL SHARES:
Net Assets	$818,285,371	$1,493,501,700	$231,241,912	$765,428,746
Shares Outstanding	117,204,828	236,330,302	35,286,021	102,999,720
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$6.98	$6.32	$6.55	$7.43
Cost of investments	$920,499,081	$1,703,417,182	$274,682,969	$993,035,433
Cost of cash denominated in foreign currencies	$—	$—	$—	$14

____________ † Includes securities on loan with market values of (Note 7):	$77,370,787	$128,478,222	$28,153,296	$176,025,725

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2009 (Unaudited)

	Discovery	International	Diversified Assets
ASSETS:
Securities, at market value†	$154,119,744	$879,448,686	$386,001,200
Cash	17,000	—	—
Cash denominated in foreign currencies	291,078	3,643,236	1,280
Receivable for:
Dividends	105,064	1,625,849	24,503
Interest	495,077	536	1,489,271
Security lending income	7,738	44,333	—
Investments sold	218,760	5,282,399	—
Fund shares sold	1,225	289,562	50,271
Recoverable foreign taxes	—	969,175	—
Unrealized appreciation on forward foreign currency exchange contracts	30,570	145,626	2,563,618
Total Assets	155,286,256	891,449,402	390,130,143
LIABILITIES:
Payable for:
Investments purchased	93,993	7,116,222	2,529,159
Fund shares redeemed	—	145,482	88,400
Variation margin on futures contracts	110,975	—	573,372
Collateral for securities loaned	19,122,009	65,120,381	—
Due to custodian	—	131,094	1,152,992
Unrealized depreciation on forward foreign currency exchange contracts	1,060	—	2,091,355
Accrued Expenses:
Advisory fees	11,297	67,998	30,880
Subadviser fees	142,751	1,288,295	446,157
Fund services	39,540	237,997	108,081
Administration	2,926	2,926	2,926
Directors	296	1,813	885
Other accrued expense	37,736	276,239	76,202
Total Liabilities	19,562,583	74,388,447	7,100,409
NET ASSETS	$135,723,673	$817,060,955	$383,029,734
NET ASSETS REPRESENTED BY:
Paid-in capital	$205,664,871	$1,097,259,390	$396,722,124
Net unrealized depreciation on investments, futures contracts, foreign currency transactions, written options and swaps	(524,859)	(66,255,628)	(2,006,858)
Undistributed net investment income	895,130	25,509,013	1,520,989
Accumulated net realized loss on investments, futures contracts, foreign currency transactions, written options and swaps	(70,311,469)	(239,451,820)	(13,206,521)
NET ASSETS	$135,723,673	$817,060,955	$383,029,734
CAPITAL SHARES:
Net Assets	$135,723,673	$817,060,955	$383,029,734
Shares Outstanding	22,531,473	109,773,210	39,971,257
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$6.02	$7.44	$9.58
Cost of investments	$154,450,160	$945,910,121	$388,371,592
Cost of cash denominated in foreign currencies	$291,079	$3,650,655	$1,283

____________ † Includes securities on loan with market values of (Note 7):	$18,253,302	$61,024,571	$—

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2009 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
ASSETS:
Securities, at market value†	$1,091,958,150	$311,386,495	$434,420,131	$217,143,717	$154,476,754
Cash	115,746	286,686	355,265	—	61,882
Cash denominated in foreign currencies	—	—	—	—	462,459
Receivable for:
Dividends	17,348	389,582	515,615	170,822	315,105
Interest	8,560,692	—	—	—	—
Security lending income	58,904	42,057	56,557	22,553	10,040
Investments sold	3,973,354	202,793	252,289	1,254,438	180,420
Fund shares sold	5,208,984	44,717	43,781	55,563	26,796
Recoverable foreign taxes	—	—	—	—	238,410
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—	42,359
Total Assets	1,109,893,178	312,352,330	435,643,638	218,647,093	155,814,225
LIABILITIES:
Payable for:
Investments purchased	28,836,348	489,255	—	76,763	239,192
Distributions	3,796,702	—	—	—	—
Fund shares redeemed	635,564	122,597	199,480	13,353	16,571
Variation margin on futures contracts	—	75,888	62,493	3,947	17,817
Collateral for securities loaned	108,287,228	18,158,959	34,169,490	37,671,137	13,496,718
Due to custodian	—	—	—	2,895	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—	3,469
Accrued Expenses:
Advisory fees	38,929	11,954	16,642	7,472	5,853
Subadviser fees	60,399	16,756	28,769	19,782	24,795
Fund services	196,192	35,105	49,627	31,269	18,216
Administration	2,926	2,926	2,926	2,926	2,926
Directors	2,298	627	924	371	294
Other accrued expense	162,797	72,745	82,251	47,469	101,638
Total Liabilities	142,019,383	18,986,812	34,612,602	37,877,384	13,927,489
NET ASSETS	$967,873,795	$293,365,518	$401,031,036	$180,769,709	$141,886,736
NET ASSETS REPRESENTED BY:
Paid-in capital	$995,982,410	$276,497,848	$400,442,985	$214,988,964	$184,902,691
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency transactions, written options and swaps	2,441,084	34,601,393	8,407,854	(34,020,276)	(42,057,410)
Undistributed net investment income (loss)	(2,085,837)	3,326,165	9,925,367	1,692,972	2,509,002
Accumulated net realized loss on investments, futures contracts, foreign currency transactions, written options and swaps	(28,463,862)	(21,059,888)	(17,745,170)	(1,891,951)	(3,467,547)
NET ASSETS	$967,873,795	$293,365,518	$401,031,036	$180,769,709	$141,886,736
CAPITAL SHARES:
Net Assets—Class I	$737,568,592	$67,811,494	$98,534,525	$98,449,698	$39,527,054
Shares Outstanding—Class I	75,606,678	9,241,103	12,570,487	9,836,210	4,542,214
Net Asset Value—Class I, offering and redemption price per share (net assets divided by shares outstanding)	$9.76	$7.34	$7.84	$10.01	$8.70
Net Assets—Class II	$230,305,203	$225,554,024	$302,496,511	$82,320,011	$102,359,682
Shares Outstanding—Class II	23,484,907	32,486,844	40,928,294	8,652,135	12,481,183
Net Asset Value—Class II, offering and redemption price per share (net assets divided by shares outstanding)	$9.81	$6.94	$7.39	$9.51	$8.20
Cost of investments	$1,089,517,066	$276,816,481	$425,762,981	$251,184,910	$196,574,628
Cost of cash denominated in foreign currencies	$—	$—	$—	$—	$464,331

____________ † Includes securities on loan with market values of (Note 7):	$106,030,987	$17,459,055	$33,059,266	$36,442,193	$12,805,239

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2009 (Unaudited)

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
ASSETS:
Securities of affiliated Mutual Funds, at market value(a)	$266,955,106	$461,111,184	$1,135,983,940	$1,325,272,938	$444,275,939
Receivable for:
Dividends	479,885	693,331	1,086,272	792,959	—
Investments sold	98,301	416,665	553,979	139,665	38,946
Fund shares sold	—	73,197	176,938	233,681	254,882
Total Assets	267,533,292	462,294,377	1,137,801,129	1,326,439,243	444,569,767
LIABILITIES:
Payable for:
Investments purchased	479,885	693,331	1,086,272	792,959	31,765
Fund shares redeemed	75,058	449,596	638,223	267,350	223,117
Accrued Expenses:
Advisory fees	23,975	41,532	95,605	109,327	40,172
Administration	2,437	2,437	2,437	2,437	2,437
Directors	651	1,117	2,647	2,964	939
Other accrued expense	49,529	76,682	159,247	175,476	67,787
Total Liabilities	631,535	1,264,695	1,984,431	1,350,513	366,217
NET ASSETS	$266,901,757	$461,029,682	$1,135,816,698	$1,325,088,730	$444,203,550
NET ASSETS REPRESENTED BY:
Paid-in capital	$293,400,569	$530,894,726	$1,398,208,311	$1,669,119,353	$641,116,120
Net unrealized depreciation on investments.	(24,855,653)	(58,121,866)	(204,234,294)	(315,530,433)	(194,740,936)
Undistributed net investment income	3,061,789	4,908,617	10,641,932	6,751,684	55,051
Accumulated net realized loss on investments	(4,704,948)	(16,651,795)	(68,799,251)	(35,251,874)	(2,226,685)
NET ASSETS	$266,901,757	$461,029,682	$1,135,816,698	$1,325,088,730	$444,203,550
CAPITAL SHARES:
Net Assets	$266,901,757	$461,029,682	$1,135,816,698	$1,325,088,730	$444,203,550
Shares Outstanding	12,236,366	22,782,328	63,757,836	80,289,247	31,231,029
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$21.81	$20.24	$17.81	$16.50	$14.22
Cost of investments	$291,810,759	$519,233,050	$1,340,218,234	$1,640,803,371	$639,016,875

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2009 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
ASSETS:
Securities of affiliated Mutual Funds, at market value(a)	$53,569,241	$75,930,332	$143,489,237	$139,217,673	$107,268,120
Receivable for:
Dividends	86,635	115,109	156,867	142,305	79,875
Investments sold	4,563	6,526	12,392	48,967	9,242
Fund shares sold	85,000	90,801	304,076	165,447	144,487
Total Assets	53,745,439	76,142,768	143,962,572	139,574,392	107,501,724
LIABILITIES:
Payable for:
Investments purchased	171,635	201,512	460,168	142,305	224,362
Fund shares redeemed	—	4,398	775	202,370	—
Accrued Expenses:
Advisory fees	4,710	6,733	12,785	12,428	9,537
Administration	2,437	2,437	2,437	2,437	2,437
Directors	114	166	307	287	207
Other accrued expense	23,083	25,585	32,308	30,784	27,175
Total Liabilities	201,979	240,831	508,780	390,611	263,718
NET ASSETS	$53,543,460	$75,901,937	$143,453,792	$139,183,781	$107,238,006
NET ASSETS REPRESENTED BY:
Paid-in capital	$60,408,341	$88,291,122	$175,509,529	$171,172,264	$133,986,134
Net unrealized depreciation on investments	(3,438,659)	(7,691,318)	(29,134,329)	(31,054,781)	(26,613,516)
Undistributed net investment income	496,187	607,561	800,822	669,187	345,450
Accumulated net realized loss on investments	(3,922,409)	(5,305,428)	(3,722,230)	(1,602,889)	(480,062)
NET ASSETS	$53,543,460	$75,901,937	$143,453,792	$139,183,781	$107,238,006
CAPITAL SHARES:
Net Assets	$53,543,460	$75,901,937	$143,453,792	$139,183,781	$107,238,006
Shares Outstanding	5,877,373	8,597,578	16,836,476	16,648,837	13,227,831
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$9.11	$8.83	$8.52	$8.36	$8.11
Cost of investments	$57,007,900	$83,621,650	$172,623,566	$170,272,454	$133,881,636

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2009 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040
ASSETS:
Securities of affiliated Mutual Funds, at market value(a)	$87,535,407	$52,233,727	$59,178,294
Receivable for:
Dividends	44,765	23,233	23,400
Investments sold	7,553	4,495	5,378
Fund shares sold	94,989	48,104	127,186
Total Assets	87,682,714	52,309,559	59,334,258
LIABILITIES:
Payable for:
Investments purchased	139,755	71,337	150,586
Fund shares redeemed	—	—	314
Accrued Expenses:
Advisory fees	7,793	4,638	5,226
Administration	2,437	2,437	2,437
Directors	170	97	99
Other accrued expense	25,196	22,049	22,085
Total Liabilities	175,351	100,558	180,747
NET ASSETS	$87,507,363	$52,209,001	$59,153,511
NET ASSETS REPRESENTED BY:
Paid-in capital	$109,988,454	$66,355,784	$73,278,810
Net unrealized depreciation on investments	(22,511,048)	(14,230,334)	(14,412,918)
Undistributed net investment income	182,198	84,823	79,695
Accumulated net realized gain (loss) on investments	(152,241)	(1,272)	207,924
NET ASSETS	$87,507,363	$52,209,001	$59,153,511
CAPITAL SHARES:
Net Assets	$87,507,363	$52,209,001	$59,153,511
Shares Outstanding	10,968,627	6,740,468	7,745,958
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$7.98	$7.75	$7.64
Cost of investments	$110,046,455	$66,464,061	$73,591,212

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2009 to June 30, 2009 (Unaudited)

	Money Market	Low Duration Bond(1)	Inflation Protected Securities(2)	Asset Allocation	Equity Income
INVESTMENT INCOME:
Dividends	$1,939,839	$108,314	$55,092	$4,147,506	$15,568,006
Interest	—	8,527,577	1,713,439	316,804	47,341
Security lending income	—	63,809	87,756	241,480	664,675
Foreign taxes withheld on dividends	—	—	—	—	(148,377)
Total investment income	1,939,839	8,699,700	1,856,287	4,705,790	16,131,645
EXPENSES:
Advisory (Note 4)	232,856	200,013	147,281	188,436	533,605
Subadviser	—	286,567	232,143	550,440	2,075,161
Fund services	815,009	700,056	515,493	659,536	1,867,648
Custodian	—	13,407	7,348	6,302	13,542
Administration	7,417	8,902	8,902	8,902	8,902
Fund accounting	6,181	8,136	8,136	8,136	13,479
Legal	28,189	41,526	30,956	39,135	104,948
Audit	9,309	12,396	12,396	12,396	12,396
Directors	3,596	3,643	2,360	4,400	10,783
State license fees and memberships	53,282	8,297	24,534	44,474	24,351
Other expenses	36,308	17,905	20,313	20,334	63,418
Total expenses	1,192,147	1,300,848	1,009,862	1,542,491	4,728,233
Less waivers (Note 4)	(1,642)	—	—	—	(22,265)
Net Expenses	1,190,505	1,300,848	1,009,862	1,542,491	4,705,968
NET INVESTMENT INCOME	749,334	7,398,852	846,425	3,163,299	11,425,677
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	—	(7,702,948)	1,747,207	(11,142,847)	(58,629,774)
Forward contracts and foreign currency transactions	—	(1,670,978)	(46,143)	—	(207)
Futures contracts	—	185,584	(66,424)	(7,801,905)	—
Options written	—	—	273,844	—	—
Swaps	—	—	694,070	—	—
Net realized gain (loss)	—	(9,188,342)	2,602,554	(18,944,752)	(58,629,981)
Net change in unrealized appreciation (depreciation) on:
Investments	—	26,528,474	11,208,889	16,534,462	136,342,888
Forward contracts and foreign currency transactions	—	946,622	78,427	—	1,843
Futures contracts	—	(179,337)	9,866	(453,201)	—
Options written	—	—	312,399	—	—
Swaps	—	—	(1,329,695)	—	—
Net change in unrealized appreciation	—	27,295,759	10,279,886	16,081,261	136,344,731
NET GAIN (LOSS)	—	18,107,417	12,882,440	(2,863,491)	77,714,750
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$749,334	$25,506,269	$13,728,865	$299,808	$89,140,427

(1)	Formerly Short-Term Bond Fund.

(2)	Formerly US Government Securities Fund.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2009 to June 30, 2009 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
INVESTMENT INCOME:
Dividends	$8,242,309	$11,256,890	$2,609,801	$3,644,788
Interest	22	—	—	—
Security lending income	223,466	609,577	67,272	728,062
Foreign taxes withheld on dividends	—	(3,767)	(2,751)	(63,845)
Total investment income	8,465,797	11,862,700	2,674,322	4,309,005
EXPENSES:
Advisory (Note 4)	367,883	692,139	105,335	338,070
Subadviser	1,186,000	2,585,564	535,073	1,673,681
Fund services	1,287,609	2,422,524	368,679	1,183,262
Custodian	12,504	18,887	8,022	13,964
Administration	8,902	8,901	8,902	8,902
Fund accounting	9,578	19,838	12,125	10,668
Legal	72,859	161,070	21,015	66,316
Audit	12,396	12,397	12,396	12,396
Directors	7,132	24,436	1,976	7,018
State license fees and memberships	19,764	22,866	2,879	19,910
Other expenses	45,426	64,387	13,566	34,048
Total expenses	3,030,053	6,033,009	1,089,968	3,368,235
Less waivers (Note 4)	(16,929)	(134,829)	—	(16,974)
Net Expenses	3,013,124	5,898,180	1,089,968	3,351,261
NET INVESTMENT INCOME	5,452,673	5,964,520	1,584,354	957,744
NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on:
Investments	(108,784,471)	(170,920,650)	(34,150,851)	(77,848,127)
Forward contracts and foreign currency transactions	(7,065)	—	—	2,597
Net realized loss	(108,791,536)	(170,920,650)	(34,150,851)	(77,845,530)
Net change in unrealized appreciation (depreciation) on:
Investments	168,311,607	259,595,007	50,040,057	192,435,593
Forward contracts and foreign currency transactions	(171)	—	—	31
Net change in unrealized appreciation	168,311,436	259,595,007	50,040,057	192,435,624
NET GAIN	59,519,900	88,674,357	15,889,206	114,590,094
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,972,573	$94,638,877	$17,473,560	$115,547,838

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2009 to June 30, 2009 (Unaudited)

	Discovery	International	Diversified Assets
INVESTMENT INCOME:
Dividends	$476,834	$15,646,556	$166,834
Interest	993,700	8,769	3,564,145
Security lending income	44,122	705,044	—
Foreign taxes withheld on dividends	(2,793)	(1,591,747)	—
Total investment income	1,511,863	14,768,622	3,730,979
EXPENSES:
Advisory (Note 4)	60,770	366,762	171,778
Subadviser	261,315	1,905,029	823,662
Fund services	212,700	1,283,687	601,231
Custodian	22,653	167,286	16,657
Administration	8,901	8,902	8,902
Fund accounting	9,402	10,932	10,668
Legal	11,955	72,608	35,486
Audit	12,396	12,396	12,396
Directors	1,141	7,268	3,226
State license fees and memberships	5,889	20,363	6,831
Other expenses	8,135	53,140	14,590
Total expenses	615,257	3,908,373	1,705,427
Less waivers (Note 4)	—	—	(48,622)
Net Expenses	615,257	3,908,373	1,656,805
NET INVESTMENT INCOME	896,606	10,860,249	2,074,174
NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on:
Investments	(12,120,647)	(127,479,284)	(970,807)
Forward contracts and foreign currency transactions	(323,431)	(162,185)	(1,080,355)
Futures contracts	8,815,338	—	4,126,041
Net realized gain (loss)	(3,628,740)	(127,641,469)	2,074,879
Net change in unrealized appreciation (depreciation) on:
Investments	22,734,315	175,417,880	6,869,365
Forward contracts and foreign currency transactions	249,271	76,730	538,621
Futures contracts	(6,378,996)	—	(345,606)
Swaps	—	—	(332,335)
Net change in unrealized appreciation	16,604,590	175,494,610	6,730,045
NET GAIN	12,975,850	47,853,141	8,804,924
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,872,456	$58,713,390	$10,879,098

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2009 to June 30, 2009 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
INVESTMENT INCOME:
Dividends	$69,950	$3,388,094	$4,622,971	$1,515,601	$3,149,763
Interest	20,306,942	691	3,339	6,211	255
Security lending income	530,401	183,233	254,258	149,163	146,654
Foreign taxes withheld on dividends	—	—	(315)	(644)	(283,257)
Total investment income	20,907,293	3,572,018	4,880,253	1,670,331	3,013,415
EXPENSES:
Advisory (Note 4)	221,675	63,714	91,764	38,809	30,193
Subadviser	101,061	29,034	46,428	37,837	46,149
Fund services Class I	992,781	89,589	134,548	125,945	50,377
Fund services Class II	112,416	97,563	138,677	35,634	43,594
Custodian	45,517	5,025	13,824	4,640	51,463
Administration	8,902	8,902	8,902	8,902	8,902
Fund accounting	10,045	8,136	8,136	15,319	8,136
Legal	92,113	25,041	36,996	14,849	11,829
Audit	12,396	12,396	12,396	12,396	12,396
Directors	7,957	2,567	3,954	1,465	1,402
State license fees and memberships	24,158	36,552	18,619	18,843	20,393
Other expenses	40,205	10,250	18,391	9,945	18,636
Total expenses	1,669,226	388,769	532,635	324,584	303,470
NET INVESTMENT INCOME	19,238,067	3,183,249	4,347,618	1,345,747	2,709,945
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	(2,628,937)	(1,484,152)	(1,891,462)	(546,332)	(1,957,547)
Forward contracts and foreign currency transactions	—	—	—	—	332,233
Futures contracts	—	644,602	246,203	438,123	91,151
Net realized loss	(2,628,937)	(839,550)	(1,645,259)	(108,209)	(1,534,163)
Net change in unrealized appreciation (depreciation) on:
Investments	548,785	7,266,563	12,989,522	14,760,437	7,018,279
Forward contracts and foreign currency transactions	—	—	—	—	(50,276)
Futures contracts	—	(52,605)	(443,666)	(105,909)	(77,268)
Net change in unrealized appreciation	548,785	7,213,958	12,545,856	14,654,528	6,890,735
NET GAIN (LOSS)	(2,080,152)	6,374,408	10,900,597	14,546,319	5,356,572
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,157,915	$9,557,657	$15,248,215	$15,892,066	$8,066,517

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2009 to June 30, 2009 (Unaudited)

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$2,814,513	$3,960,153	$6,016,759	$4,288,921	$—
Total investment income	2,814,513	3,960,153	6,016,759	4,288,921	—
EXPENSES:
Advisory (Note 4)	125,968	216,404	491,199	549,959	192,553
Custodian	181	181	181	181	181
Administration	7,417	7,418	7,417	7,417	7,417
Fund accounting	6,181	8,869	22,082	24,978	8,688
Legal	26,174	44,798	106,081	118,790	37,625
Audit	9,309	9,309	9,309	9,309	9,309
Directors	2,272	4,107	9,976	11,223	3,780
State license fees and memberships	6,678	8,994	12,355	9,447	7,850
Other expenses	14,222	22,959	62,083	75,942	25,586
Total expenses	198,402	323,039	720,683	807,246	292,989
NET INVESTMENT INCOME (LOSS)	2,616,111	3,637,114	5,296,076	3,481,675	(292,989)
NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on investments	(3,013,798)	(4,350,872)	(8,930,702)	(7,419,469)	(4,591,527)
Net change in unrealized appreciation (depreciation) on investments	15,204,945	26,845,318	74,712,988	94,919,414	40,345,791
NET GAIN	12,191,147	22,494,446	65,782,286	87,499,945	35,754,264
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,807,258	$26,131,560	$71,078,362	$90,981,620	$35,461,275

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2009 to June 30, 2009 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$474,622	$618,360	$855,823	$751,970	$404,302
Total investment income	474,622	618,360	855,823	751,970	404,302
EXPENSES:
Advisory (Note 4)	23,111	33,394	62,435	59,447	44,090
Custodian	181	181	181	181	181
Administration	7,417	7,417	7,417	7,417	7,417
Fund accounting	6,181	6,181	6,181	6,181	6,181
Legal	4,530	6,669	12,332	11,451	8,305
Audit	9,309	9,309	9,309	9,309	9,309
Directors	398	544	1,039	912	671
State license fees and memberships	3,595	3,820	4,808	3,993	3,774
Other expenses	2,500	4,450	8,358	8,880	6,523
Total expenses	57,222	71,965	112,060	107,771	86,451
Less reimbursements/waivers (Note 4)	(26,965)	(17,230)	(12,138)	(8,147)	(12,156)
Net Expenses	30,257	54,735	99,922	99,624	74,295
NET INVESTMENT INCOME	444,365	563,625	755,901	652,346	330,007
NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on investments	(2,360,167)	(4,240,786)	(4,064,285)	(2,690,713)	(1,468,638)
Net change in unrealized appreciation (depreciation) on investments	4,973,678	8,245,068	12,313,109	10,737,442	8,135,709
NET GAIN	2,613,511	4,004,282	8,248,824	8,046,729	6,667,071
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,057,876	$4,567,907	$9,004,725	$8,699,075	$6,997,078

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2009 to June 30, 2009 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$231,604	$116,525	$112,010
Total investment income	231,604	116,525	112,010
EXPENSES:
Advisory (Note 4)	36,155	20,997	22,518
Custodian	181	181	181
Administration	7,417	7,417	7,417
Fund accounting	6,181	6,181	6,181
Legal	6,795	3,901	4,026
Audit	9,309	9,309	9,309
Directors	521	297	297
State license fees and memberships	3,209	2,429	2,440
Other expenses	5,742	3,357	3,583
Total expenses	75,510	54,069	55,952
Less reimbursements/waivers (Note 4)	(10,676)	(12,022)	(12,030)
Net Expenses	64,834	42,047	43,922
NET INVESTMENT INCOME	166,770	74,478	68,088
NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on investments	(1,081,597)	(593,547)	(211,654)
Net change in unrealized appreciation (depreciation) on investments	7,008,775	4,385,384	4,627,568
NET GAIN	5,927,178	3,791,837	4,415,914
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,093,948	$3,866,315	$4,484,002

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Money Market		Low Duration Bond(1)
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income	$749,334	$8,525,978	$7,398,852	$18,049,962
Net realized gain (loss)	—	3,355	(9,188,342)	2,854,920
Net change in unrealized appreciation (depreciation)	—	—	27,295,759	(27,701,753)
Net increase (decrease) in net assets resulting from operations	749,334	8,529,333	25,506,269	(6,796,871)
Distributions to shareholders from:
Net investment income	(749,334)	(8,525,978)	(7,531,616)	(19,313,137)
Net realized gain	—	(3,355)	—	—
Total distributions	(749,334)	(8,529,333)	(7,531,616)	(19,313,137)
Capital share transactions:
Proceeds from sale of shares	53,223,377	213,026,415	50,484,791	46,164,681
Reinvestment of distributions	1,230,824	8,042,427	7,531,616	19,313,137
Value of shares redeemed	(45,577,096)	(69,833,191)	(30,150,625)	(151,784,055)
Net increase (decrease) from capital share transactions	8,877,105	151,235,651	27,865,782	(86,306,237)
Total increase (decrease) in net assets	8,877,105	151,235,651	45,840,435	(112,416,245)
NET ASSETS at beginning of period	458,035,026	306,799,375	394,704,028	507,120,273
NET ASSETS at end of period	$466,912,131	$458,035,026	$440,544,463	$394,704,028
Undistributed net investment income (loss) included in net assets at end of period	$—	$—	$(160,279)	$(27,515)
SHARE TRANSACTIONS:
Number of shares sold	53,223,377	213,026,415	5,318,430	4,750,110
Number of shares issued through reinvestment of dividends and distributions	1,230,824	8,042,427	795,931	2,007,964
Number of shares redeemed	(45,577,096)	(69,833,191)	(3,208,647)	(15,836,639)
Net increase (decrease) in shares outstanding	8,877,105	151,235,651	2,905,714	(9,078,565)

(1)	Formerly Short-Term Bond Fund.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Inflation Protected Securities(2)		Asset Allocation
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income	$846,425	$15,109,595	$3,163,299	$10,121,593
Net realized gain (loss)	2,602,554	(3,069,369)	(18,944,752)	(58,247,675)
Net change in unrealized appreciation (depreciation)	10,279,886	(17,866,376)	16,081,261	(210,254,179)
Net increase (decrease) in net assets resulting from operations	13,728,865	(5,826,150)	299,808	(258,380,261)
Distributions to shareholders from:
Net investment income	—	(15,002,206)	—	(8,684,265)
Net realized gain	—	—	—	(1,418,715)
Return of capital	—	(3,023,235)	—	—
Total distributions	—	(18,025,441)	—	(10,102,980)
Capital share transactions:
Proceeds from sale of shares	31,059,013	142,024,194	5,525,395	24,615,058
Reinvestment of distributions	—	18,025,441	—	10,102,980
Value of shares redeemed	(30,673,118)	(110,259,075)	(31,239,828)	(104,033,272)
Net increase (decrease) from capital share transactions	385,895	49,790,560	(25,714,433)	(69,315,234)
Total increase (decrease) in net assets	14,114,760	25,938,969	(25,414,625)	(337,798,475)
NET ASSETS at beginning of period	300,147,650	274,208,681	418,530,392	756,328,867
NET ASSETS at end of period	$314,262,410	$300,147,650	$393,115,767	$418,530,392
Undistributed net investment income (loss) included in net assets at end of period	$730,873	$(115,552)	$4,696,776	$1,533,477
SHARE TRANSACTIONS:
Number of shares sold	3,070,608	13,373,935	1,110,645	3,413,851
Number of shares issued through reinvestment of dividends and distributions	—	1,708,246	—	1,895,493
Number of shares redeemed	(3,073,929)	(10,916,351)	(6,476,736)	(14,652,613)
Net increase (decrease) in shares outstanding	(3,321)	4,165,830	(5,366,091)	(9,343,269)

(2)	Formerly US Government Securities Fund.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Equity Income		Growth & Income
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income	$11,425,677	$25,287,631	$5,452,673	$11,473,402
Net realized loss	(58,629,981)	(83,606,134)	(108,791,536)	(105,554,058)
Net change in unrealized appreciation (depreciation)	136,344,731	(616,365,520)	168,311,436	(338,533,863)
Net increase (decrease) in net assets resulting from operations	89,140,427	(674,684,023)	64,972,573	(432,614,519)

Distributions to shareholders from:
Net investment income	—	—	—	(8,196,016)
Net realized gain	—	(29,223,972)	—	(3,259,751)
Total distributions	—	(29,223,972)	—	(11,455,767)

Capital share transactions:
Proceeds from sale of shares	60,471,654	220,012,799	39,641,289	160,104,937
Reinvestment of distributions	—	29,222,714	—	11,455,513
Value of shares redeemed	(59,308,123)	(178,045,400)	(33,360,405)	(82,158,711)
Net increase from capital share transactions	1,163,531	71,190,113	6,280,884	89,401,739
Total increase (decrease) in net assets	90,303,958	(632,717,882)	71,253,457	(354,668,547)
NET ASSETS at beginning of period	1,102,032,096	1,734,749,978	747,031,914	1,101,700,461
NET ASSETS at end of period	$1,192,336,054	$1,102,032,096	$818,285,371	$747,031,914
Undistributed net investment income included in net assets at end of period	$36,766,228	$25,340,551	$8,777,337	$3,324,664
SHARE TRANSACTIONS:
Number of shares sold	10,981,475	29,484,424	6,226,669	19,440,636
Number of shares issued through reinvestment of dividends and distributions	—	5,012,472	—	1,776,049
Number of shares redeemed	(10,492,405)	(21,612,639)	(5,177,067)	(9,399,564)
Net increase in shares outstanding	489,070	12,884,257	1,049,602	11,817,121

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Growth		Select Value
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,964,520	$13,126,201	$1,584,354	$4,435,827
Net realized loss	(170,920,650)	(360,977,349)	(34,150,851)	(54,515,848)
Net change in unrealized appreciation (depreciation)	259,595,007	(720,780,481)	50,040,057	(48,589,429)
Net increase (decrease) in net assets resulting from operations	94,638,877	(1,068,631,629)	17,473,560	(98,669,450)
Distributions to shareholders from:
Net investment income	—	(14,021,331)	—	(4,337,777)
Total distributions	—	(14,021,331)	—	(4,337,777)
Capital share transactions:
Proceeds from sale of shares	47,897,367	185,731,169	7,179,718	50,508,186
Reinvestment of distributions	—	14,021,331	—	4,337,777
Value of shares redeemed	(76,709,130)	(257,269,492)	(14,366,469)	(25,041,010)
Net increase (decrease) from capital share transactions	(28,811,763)	(57,516,992)	(7,186,751)	29,804,953
Total increase (decrease) in net assets	65,827,114	(1,140,169,952)	10,286,809	(73,202,274)
NET ASSETS at beginning of period	1,427,674,586	2,567,844,538	220,955,103	294,157,377
NET ASSETS at end of period	$1,493,501,700	$1,427,674,586	$231,241,912	$220,955,103
Undistributed net investment income included in net assets at end of period	$5,964,520	$—	$1,756,135	$171,781
SHARE TRANSACTIONS:
Number of shares sold	8,079,806	23,151,008	1,198,099	7,235,708
Number of shares issued through reinvestment of dividends and distributions	—	2,344,704	—	735,217
Number of shares redeemed	(13,315,443)	(29,697,797)	(2,290,095)	(2,950,888)
Net increase (decrease) in shares outstanding	(5,235,637)	(4,202,085)	(1,091,996)	5,020,037

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Aggressive Opportunities
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income	$957,744	$2,800,502
Net realized loss	(77,845,530)	(91,788,841)
Net change in unrealized appreciation (depreciation)	192,435,624	(369,780,589)
Net increase (decrease) in net assets resulting from operations	115,547,838	(458,768,928)
Distributions to shareholders from:
Net investment income	—	(895,850)
Net realized gain	—	(28,096,325)
Total distributions	—	(28,992,175)
Capital share transactions:
Proceeds from sale of shares	26,198,394	105,261,023
Reinvestment of distributions	—	28,992,175
Value of shares redeemed	(44,720,241)	(132,834,825)
Net increase (decrease) from capital share transactions	(18,521,847)	1,418,373
Total increase (decrease) in net assets	97,025,991	(486,342,730)
NET ASSETS at beginning of period	668,402,755	1,154,745,485
NET ASSETS at end of period	$765,428,746	$668,402,755
Undistributed net investment income included in net assets at end of period	$3,968,882	$3,011,138
SHARE TRANSACTIONS:
Number of shares sold	3,965,420	12,677,701
Number of shares issued through reinvestment of dividends and distributions	—	4,653,640
Number of shares redeemed	(6,803,530)	(14,073,351)
Net increase (decrease) in shares outstanding	(2,838,110)	3,257,990

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Discovery		International
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income	$896,606	$3,236,157	$10,860,249	$18,719,392
Net realized loss	(3,628,740)	(60,852,641)	(127,641,469)	(109,502,098)
Net change in unrealized appreciation (depreciation)	16,604,590	(9,133,750)	175,494,610	(412,762,188)
Net increase (decrease) in net assets resulting from operations	13,872,456	(66,750,234)	58,713,390	(503,544,894)
Distributions to shareholders from:
Net investment income	—	(3,602,006)	—	(1,905,212)
Net realized gain	—	—	—	(11,922,689)
Return of capital	—	(1,224,171)	—	—
Total distributions	—	(4,826,177)	—	(13,827,901)
Capital share transactions:
Proceeds from sale of shares	7,039,462	37,194,140	36,748,434	218,070,393
Reinvestment of distributions	—	4,826,177	—	13,827,901
Value of shares redeemed	(11,570,348)	(17,571,917)	(44,610,472)	(93,344,702)
Net increase (decrease) from capital share transactions	(4,530,886)	24,448,400	(7,862,038)	138,553,592
Total increase (decrease) in net assets	9,341,570	(47,128,011)	50,851,352	(378,819,203)
NET ASSETS at beginning of period	126,382,103	173,510,114	766,209,603	1,145,028,806
NET ASSETS at end of period	$135,723,673	$126,382,103	$817,060,955	$766,209,603
Undistributed net investment income (loss) included in net assets at end of period	$895,130	$(1,476)	$25,509,013	$14,648,764
SHARE TRANSACTIONS:
Number of shares sold	1,323,552	5,588,128	5,589,652	23,891,401
Number of shares issued through reinvestment of dividends and distributions	—	926,329	—	1,989,626
Number of shares redeemed	(1,929,649)	(2,129,085)	(6,289,256)	(9,351,422)
Net increase (decrease) in shares outstanding	(606,097)	4,385,372	(699,604)	16,529,605

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Diversified Assets
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,074,174	$9,659,704
Net realized gain (loss)	2,074,879	(32,967,303)
Net change in unrealized appreciation (depreciation)	6,730,045	(5,025,014)
Net increase (decrease) in net assets resulting from operations	10,879,098	(28,332,613)
Distributions to shareholders from:
Net realized gain	—	(7,650)
Total distributions	—	(7,650)
Capital share transactions:
Proceeds from sale of shares	53,339,981	37,452,080
Reinvestment of distributions	—	7,650
Value of shares redeemed	(19,279,539)	(136,203,815)
Net increase (decrease) from capital share transactions	34,060,442	(98,744,085)
Total increase (decrease) in net assets	44,939,540	(127,084,348)
NET ASSETS at beginning of period	338,090,194	465,174,542
NET ASSETS at end of period	$383,029,734	$338,090,194
Undistributed net investment income (loss) included in net assets at end of period	$1,520,989	$(553,185)
SHARE TRANSACTIONS:
Number of shares sold	5,567,845	3,802,171
Number of shares issued through reinvestment of dividends and distributions	—	829
Number of shares redeemed	(2,032,897)	(14,138,289)
Net increase (decrease) in shares outstanding	3,534,948	(10,335,289)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Core Bond Index		500 Stock Index
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income	$19,238,067	$47,439,766	$3,183,249	$7,002,287
Net realized gain (loss)	(2,628,937)	276,878	(839,550)	1,475,561
Net change in unrealized appreciation (depreciation)	548,785	(7,301,207)	7,213,958	(158,003,031)
Net increase (decrease) in net assets resulting from operations	17,157,915	40,415,437	9,557,657	(149,525,183)
Distributions to shareholders from:
Net investment income—Class I	(15,888,148)	(39,915,020)	—	(1,410,603)
Net investment income—Class II	(5,579,820)	(11,062,187)	—	(5,548,789)
Total distributions	(21,467,968)	(50,977,207)	—	(6,959,392)
Capital share transactions:
Proceeds from sale of shares—Class I	110,303,267	82,995,603	9,118,138	10,720,302
Proceeds from sale of shares—Class II	18,440,436	43,947,884	26,108,385	43,829,250
Reinvestment of distributions—Class I	15,888,148	39,915,020	—	1,409,940
Reinvestment of distributions—Class II	5,579,820	11,062,128	—	5,548,789
Value of shares redeemed—Class I	(41,805,388)	(345,645,270)	(3,435,235)	(12,464,661)
Value of shares redeemed—Class II	(12,856,937)	(35,193,171)	(8,720,552)	(43,763,464)
Net increase (decrease) from capital share transactions	95,549,346	(202,917,806)	23,070,736	5,280,156
Total increase (decrease) in net assets	91,239,293	(213,479,576)	32,628,393	(151,204,419)
NET ASSETS at beginning of period	876,634,502	1,090,114,078	260,737,125	411,941,544
NET ASSETS at end of period	$967,873,795	$876,634,502	$293,365,518	$260,737,125
Undistributed net investment income (loss) included in net assets at end of period	$(2,085,837)	$144,064	$3,326,165	$142,916
SHARE TRANSACTIONS:
Number of shares sold—Class I	11,389,378	8,484,591	1,359,539	1,208,103
Number of shares issued through reinvestment of dividends and distributions—Class I	1,636,541	4,096,009	—	196,097
Number of shares redeemed—Class I	(4,306,811)	(35,684,635)	(507,842)	(1,245,519)
Net increase (decrease) in shares outstanding—Class I	8,719,108	(23,104,035)	851,697	158,681
Number of shares sold—Class II	1,884,898	4,483,496	4,025,777	4,979,208
Number of shares issued through reinvestment of dividends and distributions—Class II	571,869	1,131,685	—	815,999
Number of shares redeemed—Class II	(1,316,350)	(3,588,535)	(1,395,310)	(4,656,576)
Net increase in shares outstanding—Class II	1,140,417	2,026,646	2,630,467	1,138,631

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Broad Market Index		Mid/Small Company Index
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,347,618	$10,451,557	$1,345,747	$3,002,931
Net realized gain (loss)	(1,645,259)	6,259,070	(108,209)	5,921,460
Net change in unrealized appreciation (depreciation)	12,545,856	(248,549,635)	14,654,528	(96,835,294)
Net increase (decrease) in net assets resulting from operations	15,248,215	(231,839,008)	15,892,066	(87,910,903)
Distributions to shareholders from:
Net investment income—Class I	—	(2,222,805)	—	(1,441,088)
Net investment income—Class II	—	(8,208,047)	—	(1,451,846)
Net realized gain—Class I	—	—	—	(4,842,940)
Net realized gain—Class II	—	—	—	(4,429,446)
Return of capital—Class I	—	—	—	(133,703)
Return of capital—Class II	—	—	—	(134,701)
Total distributions	—	(10,430,852)	—	(12,433,724)
Capital share transactions:
Proceeds from sale of shares—Class I	4,569,260	9,673,227	14,370,564	32,582,640
Proceeds from sale of shares—Class II	11,145,032	37,283,921	6,994,283	14,843,027
Reinvestment of distributions—Class I	—	2,222,805	—	6,416,887
Reinvestment of distributions—Class II	—	8,208,047	—	6,015,993
Value of shares redeemed—Class I	(4,562,801)	(27,435,790)	(7,758,045)	(12,782,018)
Value of shares redeemed—Class II	(15,376,332)	(52,793,027)	(3,322,202)	(19,585,073)
Net increase (decrease) from capital share transactions	(4,224,841)	(22,840,817)	10,284,600	27,491,456
Total increase (decrease) in net assets	11,023,374	(265,110,677)	26,176,666	(72,853,171)
NET ASSETS at beginning of period	390,007,662	655,118,339	154,593,043	227,446,214
NET ASSETS at end of period	$401,031,036	$390,007,662	$180,769,709	$154,593,043
Undistributed net investment income included in net assets at end of period	$9,925,367	$5,577,749	$1,692,972	$347,225
SHARE TRANSACTIONS:
Number of shares sold—Class I	643,290	989,537	1,637,810	2,686,183
Number of shares issued through reinvestment of dividends and distributions—Class I	—	294,411	—	716,970
Number of shares redeemed—Class I	(653,590)	(2,627,138)	(811,214)	(894,092)
Net increase (decrease) in shares outstanding—Class I	(10,300)	(1,343,190)	826,596	2,509,061
Number of shares sold—Class II	1,636,054	4,019,341	810,337	1,169,646
Number of shares issued through reinvestment of dividends and distributions—Class II	—	1,154,437	—	707,764
Number of shares redeemed—Class II	(2,350,463)	(5,411,842)	(421,443)	(1,492,600)
Net increase (decrease) in shares outstanding—Class II	(714,409)	(238,064)	388,894	384,810

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Overseas Equity Index
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,709,945	$6,118,412
Net realized gain (loss)	(1,534,163)	2,692,054
Net change in unrealized appreciation (depreciation)	6,890,735	(107,217,124)
Net increase (decrease) in net assets resulting from operations	8,066,517	(98,406,658)
Distributions to shareholders from:
Net investment income—Class I	—	(1,336,462)
Net investment income—Class II	—	(3,924,003)
Net realized gain—Class I	—	(249,251)
Net realized gain—Class II	—	(676,220)
Total distributions	—	(6,185,936)
Capital share transactions:
Proceeds from sale of shares—Class I	2,836,974	6,859,056
Proceeds from sale of shares—Class II	7,599,778	16,619,604
Reinvestment of distributions—Class I	—	1,585,713
Reinvestment of distributions—Class II	—	4,600,223
Value of shares redeemed—Class I	(1,528,324)	(13,507,891)
Value of shares redeemed—Class II	(3,828,183)	(32,207,815)
Net increase (decrease) from capital share transactions	5,080,245	(16,051,110)
Total increase (decrease) in net assets	13,146,762	(120,643,704)
NET ASSETS at beginning of period	128,739,974	249,383,678
NET ASSETS at end of period	$141,886,736	$128,739,974
Undistributed net investment income (loss) included in net assets at end of period	$2,509,002	$(200,943)
SHARE TRANSACTIONS:
Number of shares sold—Class I	362,859	556,826
Number of shares issued through reinvestment of dividends and distributions—Class I	—	192,441
Number of shares redeemed—Class I	(212,276)	(1,137,746)
Net increase (decrease) in shares outstanding—Class I	150,583	(388,479)
Number of shares sold—Class II	1,031,324	1,470,231
Number of shares issued through reinvestment of dividends and distributions—Class II	—	592,812
Number of shares redeemed—Class II	(556,470)	(2,832,342)
Net increase (decrease) in shares outstanding—Class II	474,854	(769,299)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio
	Savings Oriented		Conservative Growth
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,616,111	$8,527,986	$3,637,114	$12,939,271
Net realized gain (loss)	(3,013,798)	(956,543)	(4,350,872)	310,601
Net change in unrealized appreciation (depreciation)	15,204,945	(43,980,970)	26,845,318	(116,156,750)
Net increase (decrease) in net assets resulting from operations	14,807,258	(36,409,527)	26,131,560	(102,906,878)
Distributions to shareholders from:
Net investment income	—	(8,184,379)	—	(11,657,680)
Net realized gain	—	(6,116,677)	—	(15,629,609)
Total distributions	—	(14,301,056)	—	(27,287,289)
Capital share transactions:
Proceeds from sale of shares	12,368,904	40,058,210	21,305,364	61,047,551
Reinvestment of distributions	—	14,298,539	—	27,285,031
Value of shares redeemed	(16,244,416)	(59,131,415)	(35,839,750)	(106,480,414)
Net decrease from capital share transactions	(3,875,512)	(4,774,666)	(14,534,386)	(18,147,832)
Total increase (decrease) in net assets	10,931,746	(55,485,249)	11,597,174	(148,341,999)
NET ASSETS at beginning of period	255,970,011	311,455,260	449,432,508	597,774,507
NET ASSETS at end of period	$266,901,757	$255,970,011	$461,029,682	$449,432,508
Undistributed net investment income included in net assets at end of period	$3,061,789	$445,678	$4,908,617	$1,271,503
SHARE TRANSACTIONS:
Number of shares sold	594,734	1,677,397	1,106,383	2,619,171
Number of shares issued through reinvestment of dividends and distributions	—	704,015	—	1,462,220
Number of shares redeemed	(793,653)	(2,555,444)	(1,934,505)	(4,753,682)
Net decrease in shares outstanding	(198,919)	(174,032)	(828,122)	(672,291)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio
	Traditional Growth		Long-Term Growth
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,296,076	$22,871,242	$3,481,675	$17,159,801
Net realized gain (loss)	(8,930,702)	1,417,309	(7,419,469)	5,563,184
Net change in unrealized appreciation (depreciation)	74,712,988	(400,745,680)	94,919,414	(556,065,057)
Net increase (decrease) in net assets resulting from operations	71,078,362	(376,457,129)	90,981,620	(533,342,072)
Distributions to shareholders from:
Net investment income	—	(18,147,087)	—	(14,835,289)
Net realized gain	—	(56,318,526)	—	(81,346,774)
Total distributions	—	(74,465,613)	—	(96,182,063)
Capital share transactions:
Proceeds from sale of shares	45,823,148	128,026,199	65,909,398	192,635,516
Reinvestment of distributions	—	74,462,712	—	96,182,063
Value of shares redeemed	(53,160,823)	(166,714,463)	(35,398,164)	(133,684,969)
Net increase (decrease) from capital share transactions	(7,337,675)	35,774,448	30,511,234	155,132,610
Total increase (decrease) in net assets	63,740,687	(415,148,294)	121,492,854	(474,391,525)
NET ASSETS at beginning of period	1,072,076,011	1,487,224,305	1,203,595,876	1,677,987,401
NET ASSETS at end of period	$1,135,816,698	$1,072,076,011	$1,325,088,730	$1,203,595,876
Undistributed net investment income included in net assets at end of period	$10,641,932	$5,345,856	$6,751,684	$3,270,009
SHARE TRANSACTIONS:
Number of shares sold	2,730,226	5,851,468	4,304,890	9,185,144
Number of shares issued through reinvestment of dividends and distributions	—	4,604,991	—	6,498,788
Number of shares redeemed	(3,355,221)	(7,929,999)	(2,425,251)	(6,437,541)
Net increase (decrease) in shares outstanding	(624,995)	2,526,460	1,879,639	9,246,391

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio
	All-Equity Growth
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(292,989)	$2,880,068
Net realized gain (loss)	(4,591,527)	6,949,052
Net change in unrealized appreciation (depreciation)	40,345,791	(255,635,031)
Net increase (decrease) in net assets resulting from operations	35,461,275	(245,805,911)
Distributions to shareholders from:
Net investment income	—	(3,151,587)
Net realized gain	—	(39,945,687)
Total distributions	—	(43,097,274)
Capital share transactions:
Proceeds from sale of shares	35,226,465	82,578,115
Reinvestment of distributions	—	43,097,274
Value of shares redeemed	(12,141,086)	(49,088,708)
Net increase from capital share transactions	23,085,379	76,586,681
Total increase (decrease) in net assets	58,546,654	(212,316,504)
NET ASSETS at beginning of period	385,656,896	597,973,400
NET ASSETS at end of period	$444,203,550	$385,656,896
Undistributed net investment income included in net assets at end of period	$55,051	$348,040
SHARE TRANSACTIONS:
Number of shares sold	2,737,551	4,141,968
Number of shares issued through reinvestment of dividends and distributions	—	3,456,076
Number of shares redeemed	(1,011,269)	(2,373,655)
Net increase in shares outstanding	1,726,282	5,224,389

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Retirement Income		Milestone 2010
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income	$444,365	$1,389,780	$563,625	$1,702,431
Net realized loss	(2,360,167)	(1,482,460)	(4,240,786)	(883,671)
Net change in unrealized appreciation (depreciation)	4,973,678	(7,199,573)	8,245,068	(14,388,882)
Net increase (decrease) in net assets resulting from operations	3,057,876	(7,292,253)	4,567,907	(13,570,122)
Distributions to shareholders from:
Net investment income	—	(1,362,640)	—	(1,721,769)
Net realized gain	—	(1,379,482)	—	(2,117,316)
Total distributions	—	(2,742,122)	—	(3,839,085)
Capital share transactions:
Proceeds from sale of shares	16,251,340	23,704,479	13,653,178	27,918,306
Reinvestment of distributions	—	2,742,122	—	3,839,085
Value of shares redeemed	(9,088,917)	(27,661,583)	(7,362,115)	(19,707,726)
Net increase (decrease) from capital share transactions	7,162,423	(1,214,982)	6,291,063	12,049,665
Total increase (decrease) in net assets	10,220,299	(11,249,357)	10,858,970	(5,359,542)
NET ASSETS at beginning of period	43,323,161	54,572,518	65,042,967	70,402,509
NET ASSETS at end of period	$53,543,460	$43,323,161	$75,901,937	$65,042,967
Undistributed net investment income included in net assets at end of period	$496,187	$51,822	$607,561	$43,936
SHARE TRANSACTIONS:
Number of shares sold	1,879,798	2,352,936	1,637,551	2,811,603
Number of shares issued through reinvestment of dividends and distributions	—	325,281	—	473,377
Number of shares redeemed	(1,064,808)	(2,759,763)	(908,856)	(2,028,709)
Net increase (decrease) in shares outstanding	814,990	(81,546)	728,695	1,256,271

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone 2015		Milestone 2020
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income	$755,901	$2,438,482	$652,346	$1,785,923
Net realized gain (loss)	(4,064,285)	758,929	(2,690,713)	1,303,024
Net change in unrealized appreciation (depreciation)	12,313,109	(38,533,409)	10,737,442	(39,201,986)
Net increase (decrease) in net assets resulting from operations	9,004,725	(35,335,998)	8,699,075	(36,113,039)

Distributions to shareholders from:
Net investment income	—	(2,474,669)	—	(1,810,723)
Net realized gain	—	(5,077,309)	—	(4,585,919)
Total distributions	—	(7,551,978)	—	(6,396,642)

Capital share transactions:
Proceeds from sale of shares	22,272,330	40,523,338	22,889,102	49,804,866
Reinvestment of distributions	—	7,551,978	—	6,396,642
Value of shares redeemed	(8,072,150)	(23,473,293)	(4,844,307)	(13,315,901)
Net increase from capital share transactions	14,200,180	24,602,023	18,044,795	42,885,607
Total increase (decrease) in net assets	23,204,905	(18,285,953)	26,743,870	375,926
NET ASSETS at beginning of period	120,248,887	138,534,840	112,439,911	112,063,985
NET ASSETS at end of period	$143,453,792	$120,248,887	$139,183,781	$112,439,911
Undistributed net investment income included in net assets at end of period	$800,822	$44,921	$669,187	$16,841

SHARE TRANSACTIONS:
Number of shares sold	2,800,706	4,044,233	2,936,475	5,005,265
Number of shares issued through reinvestment of dividends and distributions	—	973,193	—	841,663
Number of shares redeemed	(1,063,764)	(2,364,993)	(640,388)	(1,344,430)
Net increase in shares outstanding	1,736,942	2,652,433	2,296,087	4,502,498

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone 2025		Milestone 2030
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income	$330,007	$1,043,313	$166,770	$696,576
Net realized gain (loss)	(1,468,638)	1,165,865	(1,081,597)	1,014,347
Net change in unrealized appreciation (depreciation)	8,135,709	(32,407,196)	7,008,775	(27,122,358)
Net increase (decrease) in net assets resulting from operations	6,997,078	(30,198,018)	6,093,948	(25,411,435)
Distributions to shareholders from:
Net investment income	—	(1,064,717)	—	(707,098)
Net realized gain	—	(3,910,687)	—	(3,092,036)
Total distributions	—	(4,975,404)	—	(3,799,134)
Capital share transactions:
Proceeds from sale of shares	21,893,103	37,449,628	16,972,617	35,509,674
Reinvestment of distributions	—	4,975,404	—	3,799,134
Value of shares redeemed	(2,968,869)	(9,826,405)	(1,741,721)	(5,380,669)
Net increase from capital share transactions	18,924,234	32,598,627	15,230,896	33,928,139
Total increase (decrease) in net assets	25,921,312	(2,574,795)	21,324,844	4,717,570
NET ASSETS at beginning of period	81,316,694	83,891,489	66,182,519	61,464,949
NET ASSETS at end of period	$107,238,006	$81,316,694	$87,507,363	$66,182,519
Undistributed net investment income included in net assets at end of period	$345,450	$15,443	$182,198	$15,428
SHARE TRANSACTIONS:
Number of shares sold	2,908,297	3,766,466	2,321,729	3,653,529
Number of shares issued through reinvestment of dividends and distributions	—	678,773	—	529,127
Number of shares redeemed	(410,679)	(977,278)	(240,241)	(525,365)
Net increase in shares outstanding	2,497,618	3,467,961	2,081,488	3,657,291

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone 2035		Milestone 2040
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Period January 1, 2009 to June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
Increase (decrease) in net assets resulting from operations:
Net investment income	$74,478	$375,574	$68,088	$374,130
Net realized gain (loss)	(593,547)	624,613	(211,654)	441,008
Net change in unrealized appreciation (depreciation)	4,385,384	(16,765,639)	4,627,568	(16,808,677)
Net increase (decrease) in net assets resulting from operations	3,866,315	(15,765,452)	4,484,002	(15,993,539)
Distributions to shareholders from:
Net investment income	—	(382,900)	—	(382,517)
Net realized gain	—	(1,859,445)	—	(1,838,729)
Total distributions	—	(2,242,345)	—	(2,221,246)
Capital share transactions:
Proceeds from sale of shares	12,204,818	21,490,208	17,832,355	26,240,631
Reinvestment of distributions	—	2,242,345	—	2,221,246
Value of shares redeemed	(1,237,016)	(3,180,578)	(1,163,994)	(5,127,590)
Net increase from capital share transactions	10,967,802	20,551,975	16,668,361	23,334,287
Total increase in net assets	14,834,117	2,544,178	21,152,363	5,119,502
NET ASSETS at beginning of period	37,374,884	34,830,706	38,001,148	32,881,646
NET ASSETS at end of period	$52,209,001	$37,374,884	$59,153,511	$38,001,148
Undistributed net investment income included in net assets at end of period	$84,823	$10,345	$79,695	$11,607
SHARE TRANSACTIONS:
Number of shares sold	1,737,844	2,230,550	2,564,499	2,756,161
Number of shares issued through reinvestment of dividends and distributions	—	323,571	—	326,174
Number of shares redeemed	(182,133)	(314,653)	(173,687)	(502,991)
Net increase in shares outstanding	1,555,711	2,239,468	2,390,812	2,579,344

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Money Market
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.00	#	0.02	0.05	0.04	0.03	0.01
Net realized and unrealized gain (loss)	—		0.00 #	—	(0.00)#	—	—
Total from investment operations	0.00	#	0.02	0.05	0.04	0.03	0.01
Less distributions:
From net investment income	(0.00	)#	(0.02)	(0.05)	(0.04)	(0.03)	(0.01)
From net realized gains	—		(0.00)#	—	(0.00)#	—	—
Total distributions	(0.00	)#	(0.02)	(0.05)	(0.04)	(0.03)	(0.01)
Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.16	%††	2.41%	4.75%	4.51%	2.70%	0.82%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.51	%†	0.51%	0.51%	0.52%	0.52%	0.52%
Expenses net of reimbursements/waivers, if any	0.51	%†	0.51%	0.51%	0.52%	0.52%	0.52%
Net investment income before reimbursements/waivers	0.32	%†	2.34%	4.64%	4.47%	2.70%	0.84%
Net investment income net of reimbursements/waivers, if any	0.32	%†	2.34%	4.64%	4.47%	2.70%	0.84%
Supplemental Data:
Net assets, end of period (000)	$466,912		$458,035	$306,799	$217,771	$142,979	$116,449
Portfolio turnover	N/A		N/A	N/A	N/A	N/A	N/A

#	Rounds to less than $0.01

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Low Duration Bond(1)
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, beginning of period	$9.28		$9.83	$9.76	$9.79	$9.98	$10.00
Income from investment operations:
Net investment income	0.17		0.37	0.41	0.37	0.30	0.12
Net realized and unrealized gain (loss)	0.43		(0.51)	0.09	0.01	(0.18)	0.24
Total from investment operations	0.60		(0.14)	0.50	0.38	0.12	0.36
Less distributions:
From net investment income	(0.18)		(0.41)	(0.43)	(0.38)	(0.31)	(0.20)
From net realized gains	—		—	—	—	—	(0.04)
Return of capital	—		—	—	(0.03)	—	(0.14)
Total distributions	(0.18)		(0.41)	(0.43)	(0.41)	(0.31)	(0.38)
Net Asset Value, end of period	$9.70		$9.28	$9.83	$9.76	$9.79	$9.98
Total return	6.49	%††	(1.52)%	5.24%	3.98%	1.27%	3.65%
Ratios to Average Net Assets:
Expenses	0.65	%†	0.66%	0.65%	0.65%	0.65%	0.78%
Net investment income	3.70	%†	3.82%	4.15%	3.82%	3.10%	1.94%
Supplemental Data:
Net assets, end of period (000)	$440,544		$394,704	$507,120	$607,673	$543,913	$499,404
Portfolio turnover	34	%††	91%	149%	123%	120%	273%

(1)	Formerly Short-Term Bond Fund.

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Inflation Protected Securities(2)
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, beginning of period	$9.88		$10.46	$10.03	$10.12	$10.33	$10.54
Income from investment operations:
Net investment income	0.02		0.57	0.50	0.39	0.31	0.26
Net realized and unrealized gain (loss)	0.45		(0.59)	0.43	(0.06)	(0.20)	(0.07)
Total from investment operations	0.47		(0.02)	0.93	0.33	0.11	0.19
Less distributions:
From net investment income	—		(0.46)	(0.50)	(0.39)	(0.32)	(0.27)
From net realized gains	—		—	—	—	—	(0.13)
Return of capital	—		(0.10)	—	(0.03)	—	—
Total distributions	—		(0.56)	(0.50)	(0.42)	(0.32)	(0.40)
Net Asset Value, end of period	$10.35		$9.88	$10.46	$10.03	$10.12	$10.33
Total return	4.76	%††	(0.40)%	9.64%	3.34%	1.05%	1.77%
Ratios to Average Net Assets:
Expenses	0.69	%†	0.67%	0.68%	0.60%	0.59%	0.58%
Net investment income	0.34	%†	4.64%	4.86%	3.85%	3.01%	2.49%
Supplemental Data:
Net assets, end of period (000)	$314,262		$300,148	$274,209	$142,540	$151,335	$163,167
Portfolio turnover	73	%††	149%	174%	69%	91%	205%

(2)	Formerly US Government Securities Fund.

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Asset Allocation
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, beginning of period	$5.27		$8.53	$8.40	$7.51	$7.33	$6.75
Income from investment operations:
Net investment income	0.04		0.13	0.17	0.14	0.12	0.12
Net realized and unrealized gain (loss)	(0.00	)#	(3.26)	0.36	1.03	0.22	0.59
Total from investment operations	0.04		(3.13)	0.53	1.17	0.34	0.71
Less distributions:
From net investment income	—		(0.11)	(0.19)	(0.14)	(0.12)	(0.11)
From net realized gains	—		(0.02)	(0.21)	(0.14)	(0.04)	(0.02)
Total distributions	—		(0.13)	(0.40)	(0.28)	(0.16)	(0.13)
Net Asset Value, end of period	$5.31		$5.27	$8.53	$8.40	$7.51	$7.33
Total return	0.76	%††	(36.71)%	6.25%	15.51%	4.54%	10.62%
Ratios to Average Net Assets:
Expenses	0.82	%†	0.77%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.68	%†	1.70%	1.87%	1.67%	1.48%	1.60%
Supplemental Data:
Net assets, end of period (000)	$393,116		$418,530	$756,329	$768,381	$737,783	$795,534
Portfolio turnover	12	%††	5%	4%	15%	9%	15%

#	Rounds to less than $0.01

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Equity Income
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, beginning of period	$5.79		$9.78	$9.90	$8.87	$8.95	$7.88
Income from investment operations:
Net investment income	0.06		0.13	0.13	0.14	0.16	0.09
Net realized and unrealized gain (loss)	0.40		(3.96)	0.25	1.52	0.36	1.07
Total from investment operations	0.46		(3.83)	0.38	1.66	0.52	1.16
Less distributions:
From net investment income	—		—	(0.14)	(0.14)	(0.16)	(0.09)
From net realized gains	—		(0.16)	(0.36)	(0.49)	(0.44)	—
Total distributions	—		(0.16)	(0.50)	(0.63)	(0.60)	(0.09)
Net Asset Value, end of period	$6.25		$5.79	$9.78	$9.90	$8.87	$8.95
Total return	7.94	%††	(39.19)%	3.76%	18.73%	5.76%	14.78%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.89	%†	0.88%	0.88%	0.89%	0.90%	0.90%
Expenses net of reimbursements/waivers, if any	0.88	%†	0.88%	0.88%	0.89%	0.89%	0.90%
Net investment income before reimbursements/waivers	2.14	%†	1.74%	1.22%	1.48%	1.77%	1.18%
Net investment income net of reimbursements/waivers, if any	2.14	%†	1.74%	1.23%	1.49%	1.78%	1.18%
Supplemental Data:
Net assets, end of period (000)	$1,192,336		$1,102,032	$1,734,750	$1,467,953	$1,260,470	$1,088,207
Portfolio turnover	15	%††	29%	18%	18%	16%	14%

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Growth & Income
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, beginning of period	$6.43		$10.56	$11.49	$10.64	$10.12	$9.38
Income from investment operations:
Net investment income	0.05		0.10	0.12	0.10	0.09	0.09
Net realized and unrealized gain (loss)	0.50		(4.13)	0.58	1.32	0.52	0.74
Total from investment operations	0.55		(4.03)	0.70	1.42	0.61	0.83
Less distributions:
From net investment income	—		(0.07)	(0.15)	(0.10)	(0.09)	(0.09)
From net realized gains	—		(0.03)	(1.48)	(0.47)	—	—
Total distributions	—		(0.10)	(1.63)	(0.57)	(0.09)	(0.09)
Net Asset Value, end of period	$6.98		$6.43	$10.56	$11.49	$10.64	$10.12
Total return	8.55	%††	(38.16)%	5.98%	13.28%	6.02%	8.85%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.82	%†	0.81%	0.81%	0.81%	0.82%	0.82%
Expenses net of reimbursements/waivers, if any	0.82	%†	0.80%	0.80%	0.81%	0.82%	0.82%
Net investment income before reimbursements/waivers	1.48	%†	1.20%	0.90%	0.89%	0.87%	0.97%
Net investment income net of reimbursements/waivers, if any	1.48	%†	1.21%	0.90%	0.90%	0.88%	0.97%
Supplemental Data:
Net assets, end of period (000)	$818,285		$747,032	$1,101,700	$1,176,614	$1,016,831	$912,470
Portfolio turnover	92	%††	58%	41%	38%	27%	22%

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Growth
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, beginning of period	$5.91		$10.45	$9.56	$8.70	$8.31	$8.07
Income from investment operations:
Net investment income	0.03		0.06	0.05	0.03	0.01	0.02
Net realized and unrealized gain (loss)	0.38		(4.54)	0.89	0.86	0.39	0.24
Total from investment operations	0.41		(4.48)	0.94	0.89	0.40	0.26
Less distributions:
From net investment income	—		(0.06)	(0.05)	(0.03)	(0.01)	(0.02)
Total distributions	—		(0.06)	(0.05)	(0.03)	(0.01)	(0.02)
Net Asset Value, end of period	$6.32		$5.91	$10.45	$9.56	$8.70	$8.31
Total return	6.94	%††	(42.89)%	9.81%	10.21%	4.86%	3.27%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.87	%†	0.88%	0.87%	0.90%	0.94%	0.95%
Expenses net of reimbursements/waivers, if any	0.85	%†	0.87%	0.87%	0.90%	0.94%	0.95%
Net investment income before reimbursements/waivers	0.84	%†	0.63%	0.41%	0.31%	0.11%	0.28%
Net investment income net of reimbursements/waivers, if any	0.86	%†	0.64%	0.41%	0.31%	0.11%	0.28%
Supplemental Data:
Net assets, end of period (000)	$1,493,502		$1,427,675	$2,567,845	$2,783,795	$2,816,803	$2,998,469
Portfolio turnover	52	%††	175%	50%	62%	85%	49%

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Select Value
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		For the Year Ended December 31, 2008	For the Period from October 30, 2007* to December 31, 2007
Net Asset Value, beginning of period	$6.07		$9.38	$10.00
Income from investment operations:
Net investment income	0.05		0.12	0.04
Net realized and unrealized gain (loss)	0.43		(3.31)	(0.62)
Total from investment operations	0.48		(3.19)	(0.58)
Less distributions:
From net investment income	—		(0.12)	(0.04)
Total distributions	—		(0.12)	(0.04)
Net Asset Value, end of period	$6.55		$6.07	$9.38
Total return	7.91	%††	(33.96)%	(5.85	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	1.03	%†	1.01%	1.04	%†
Expenses net of reimbursements/waivers, if any	1.03	%†	0.98%	1.00	%†
Net investment income before reimbursements/waivers	1.50	%†	1.65%	2.02	%†
Net investment income net of reimbursements/waivers, if any	1.50	%†	1.68%	2.06	%†
Supplemental Data:
Net assets, end of period (000)	$231,242		$220,955	$294,157
Portfolio turnover	44	%††	211%	11	%††

*	Commencement of operations

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Aggressive Opportunities
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, beginning of period	$6.32		$11.26	$12.85	$11.63	$10.52	$9.07
Income from investment operations:
Net investment income (loss)	0.01		0.03	0.01	(0.00)#	0.04	(0.03)
Net realized and unrealized gain (loss)	1.10		(4.68)	0.72	1.56	1.35	1.48
Total from investment operations	1.11		(4.65)	0.73	1.56	1.39	1.45
Less distributions:
From net investment income	—		(0.01)	—	(0.05)	(0.28)	—
From net realized gains	—		(0.28)	(2.32)	(0.29)	—	—
Total distributions	—		(0.29)	(2.32)	(0.34)	(0.28)	—
Net Asset Value, end of period	$7.43		$6.32	$11.26	$12.85	$11.63	$10.52
Total return	17.56	%††	(41.29)%	5.53%	13.36%	13.21%	15.99%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	1.00	%†	1.01%	1.02%	1.05%	1.24%	1.22%
Expenses net of reimbursements/waivers, if any	0.99	%†	0.96%	1.02%	1.04%	1.22%	1.22%
Net investment income (loss) before reimbursements/waivers	0.28	%†	0.25%	0.07%	(0.04)%	0.29%	(0.25)%
Net investment income (loss) net of reimbursements/waivers, if any	0.28	%†	0.30%	0.08%	(0.03)%	0.31%	(0.25)%
Supplemental Data:
Net assets, end of period (000)	$765,429		$668,403	$1,154,745	$1,366,708	$1,252,413	$1,150,062
Portfolio turnover	27	%††	57%	45%	88%	45%	55%

#	Rounds to less than $0.01

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Discovery
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		For the Year Ended December 31, 2008	For the Period from October 30, 2007* to December 31, 2007
Net Asset Value, beginning of period	$5.46		$9.25	$10.00
Income from investment operations:
Net investment income	0.04		0.20	0.03
Net realized and unrealized gain (loss)	0.52		(3.77)	(0.68)
Total from investment operations	0.56		(3.57)	(0.65)
Less distributions:
From net investment income	—		(0.17)	(0.03)
From net realized gains	—		—	(0.07)
Return of capital	—		(0.05)	—
Total distributions	—		(0.22)	(0.10)
Net Asset Value, end of period	$6.02		$5.46	$9.25
Total return	10.26	%††	(38.51)%	(6.46	)%††
Ratios to Average Net Assets:
Expenses	1.01	%†	0.99%	1.07	%†
Net investment income	1.47	%†	2.12%	2.08	%†
Supplemental Data:
Net assets, end of period (000)	$135,724		$126,382	$173,510
Portfolio turnover	62	%††	111%	36	%††

*	Commencement of operations

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	International
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, beginning of period	$6.94		$12.19	$12.57	$11.56	$10.06	$8.84
Income from investment operations:
Net investment income	0.10		0.17	0.18	0.16	0.11	0.08
Net realized and unrealized gain (loss)	0.40		(5.29)	1.37	2.29	1.59	1.27
Total from investment operations	0.50		(5.12)	1.55	2.45	1.70	1.35
Less distributions:
From net investment income	—		(0.02)	(0.21)	(0.20)	(0.20)	(0.13)
From net realized gains	—		(0.11)	(1.72)	(1.24)	—	—
Total distributions	—		(0.13)	(1.93)	(1.44)	(0.20)	(0.13)
Net Asset Value, end of period	$7.44		$6.94	$12.19	$12.57	$11.56	$10.06
Total return	7.20	%††	(42.03)%	12.46%	21.14%	16.88%	15.23%
Ratios to Average Net Assets:
Expenses	1.07	%†	1.07%	1.10%	1.11%	1.17%	1.17%
Net investment income	2.96	%†	1.95%	1.15%	1.08%	1.06%	0.83%
Supplemental Data:
Net assets, end of period (000)	$817,061		$766,210	$1,145,029	$1,049,831	$722,161	$604,809
Portfolio turnover	38	%††	59%	60%	65%	42%	40%

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Diversified Assets
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		For the Year Ended December 31, 2008	For the Period from October 30, 2007* to December 31, 2007
Net Asset Value, beginning of period	$9.28		$9.95	$10.00
Income from investment operations:
Net investment income	0.05		0.28	0.06
Net realized and unrealized gain (loss)	0.25		(0.95)	(0.07)
Total from investment operations	0.30		(0.67)	(0.01)
Less distributions:
From net investment income	—		—	(0.04)
From net realized gains	—		(0.00)#	—
Total distributions	—		(0.00)#	(0.04)
Net Asset Value, end of period	$9.58		$9.28	$9.95
Total return	3.23	%††	(6.73)%	(0.07	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.99	%†	1.00%	1.02	%†
Expenses net of reimbursements/waivers, if any	0.96	%†	0.99%	1.01	%†
Net investment income before reimbursements/waivers	1.18	%†	2.30%	3.52	%†
Net investment income net of reimbursements/waivers, if any	1.21	%†	2.31%	3.53	%†
Supplemental Data:
Net assets, end of period (000)	$383,030		$338,090	$465,175
Portfolio turnover	91	%††	89%	16	%††

#	Rounds to less than $0.01

*	Commencement of operations

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Core Bond Index Class I
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005(a)	2004(a)
Net Asset Value, beginning of period	$9.81		$9.87	$9.75	$9.90	$10.17	$10.27
Income from investment operations:
Net investment income	0.21		0.46	0.47	0.44	0.41	0.40
Net realized and unrealized gain (loss)	(0.03)		(0.02)	0.15	(0.08)	(0.21)	0.01
Total from investment operations	0.18		0.44	0.62	0.36	0.20	0.41
Less distributions:
From net investment income	(0.23)		(0.50)	(0.50)	(0.47)	(0.47)	(0.47)
From net realized gains	—		—	—	—	—	(0.04)
Return of capital	—		—	—	(0.04)	—	—
Total distributions	(0.23)		(0.50)	(0.50)	(0.51)	(0.47)	(0.51)
Net Asset Value, end of period	$9.76		$9.81	$9.87	$9.75	$9.90	$10.17
Total return	1.88	%††	4.63%	6.52%	3.82%	1.98%	3.94%
Ratios to Average Net Assets:
Expenses	0.43	%†	0.44%	0.44%	0.44%	0.45%	0.45%
Net investment income	4.28	%†	4.70%	4.71%	4.50%	4.03%	3.96%
Supplemental Data:
Net assets, end of period (000)	$737,569		$656,279	$888,541	$988,984	$865,929	$764,674
Portfolio turnover	23	%††	49%	76%	28%	31%	31	%(b)

(a)	Per share amounts were calculated using the average shares outstanding method.

(b)	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Core Bond Index Class II
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005(a)	2004(a)
Net Asset Value, beginning of period	$9.86		$9.92	$9.80	$9.94	$10.21	$10.31
Income from investment operations:
Net investment income	0.22		0.48	0.49	0.46	0.43	0.43
Net realized and unrealized gain (loss)	(0.03)		(0.02)	0.15	(0.07)	(0.21)	—
Total from investment operations	0.19		0.46	0.64	0.39	0.22	0.43
Less distributions:
From net investment income	(0.24)		(0.52)	(0.52)	(0.49)	(0.49)	(0.49)
From net realized gains	—		—	—	—	—	(0.04)
Return of capital	—		—	—	(0.04)	—	—
Total distributions	(0.24)		(0.52)	(0.52)	(0.53)	(0.49)	(0.53)
Net Asset Value, end of period	$9.81		$9.86	$9.92	$9.80	$9.94	$10.21
Total return	1.97	%††	4.82%	6.71%	4.11%	2.17%	4.22%
Ratios to Average Net Assets:
Expenses	0.23	%†	0.24%	0.24%	0.24%	0.25%	0.25%
Net investment income	4.49	%†	4.90%	4.91%	4.70%	4.23%	4.19%
Supplemental Data:
Net assets, end of period (000)	$230,305		$220,355	$201,573	$170,987	$165,467	$168,010
Portfolio turnover	23	%††	49%	76%	28%	31%	31	%(b)

(a)	Per share amounts were calculated using the average shares outstanding method.

(b)	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	500 Stock Index Class I
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004(a)
Net Asset Value, beginning of period	$7.12		$11.63	$11.23	$9.87	$9.58	$8.79
Income from investment operations:
Net investment income	0.08		0.18	0.22	0.18	0.15	0.14
Net realized and unrealized gain (loss)	0.14		(4.52)	0.35	1.33	0.28	0.78
Total from investment operations	0.22		(4.34)	0.57	1.51	0.43	0.92
Less distributions:
From net investment income	—		(0.17)	(0.17)	(0.15)	(0.14)	(0.13)
Total distributions	—		(0.17)	(0.17)	(0.15)	(0.14)	(0.13)
Net Asset Value, end of period	$7.34		$7.12	$11.63	$11.23	$9.87	$9.58
Total return	3.09	%††	(37.31)%	5.06%	15.27%	4.44%	10.49%
Ratios to Average Net Assets:
Expenses	0.46	%†	0.46%	0.45%	0.45%	0.46%	0.46%
Net investment income	2.34	%†	1.92%	1.55%	1.53%	1.42%	1.56%
Supplemental Data:
Net assets, end of period (000)	$67,811		$59,748	$95,694	$107,977	$108,030	$115,533
Portfolio turnover	1	%††	7%	5%	4%	5%	7	%(b)

(a)	Per share amounts were calculated using the average shares outstanding method.

(b)	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	500 Stock Index Class II
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004(a)
Net Asset Value, beginning of period	$6.73		$11.01	$10.65	$9.36	$9.10	$8.37
Income from investment operations:
Net investment income	0.08		0.19	0.20	0.17	0.15	0.16
Net realized and unrealized gain (loss)	0.13		(4.28)	0.36	1.29	0.27	0.73
Total from investment operations	0.21		(4.09)	0.56	1.46	0.42	0.89
Less distributions:
From net investment income	—		(0.19)	(0.20)	(0.17)	(0.16)	(0.16)
Total distributions	—		(0.19)	(0.20)	(0.17)	(0.16)	(0.16)
Net Asset Value, end of period	$6.94		$6.73	$11.01	$10.65	$9.36	$9.10
Total return	3.12	%††	(37.15)%	5.22%	15.60%	4.57%	10.60%
Ratios to Average Net Assets:
Expenses	0.26	%†	0.26%	0.25%	0.25%	0.26%	0.26%
Net investment income	2.54	%†	2.13%	1.75%	1.73%	1.62%	1.84%
Supplemental Data:
Net assets, end of period (000)	$225,554		$200,989	$316,248	$287,392	$241,849	$242,188
Portfolio turnover	1	%††	7%	5%	4%	5%	7	%(b)

(a)	Per share amounts were calculated using the average shares outstanding method.

(b)	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Broad Market Index Class I
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004(a)
Net Asset Value, beginning of period	$7.53		$12.25	$11.81	$10.35	$9.90	$8.95
Income from investment operations:
Net investment income	0.08		0.21	0.26	0.22	0.17	0.13
Net realized and unrealized gain (loss)	0.23		(4.75)	0.35	1.38	0.42	0.94
Total from investment operations	0.31		(4.54)	0.61	1.60	0.59	1.07
Less distributions:
From net investment income	—		(0.18)	(0.17)	(0.14)	(0.14)	(0.12)
Total distributions	—		(0.18)	(0.17)	(0.14)	(0.14)	(0.12)
Net Asset Value, end of period	$7.84		$7.53	$12.25	$11.81	$10.35	$9.90
Total return	4.12	%††	(37.06)%	5.15%	15.46%	5.91%	11.96%
Ratios to Average Net Assets:
Expenses	0.44	%†	0.44%	0.44%	0.44%	0.45%	0.44%
Net investment income	2.22	%†	1.81%	1.48%	1.42%	1.37%	1.42%
Supplemental Data:
Net assets, end of period (000)	$98,535		$94,710	$170,584	$195,651	$208,588	$224,619
Portfolio turnover	2	%††	4%	2%	2%	2%	5	%(b)

(a)	Per share amounts were calculated using the average shares outstanding method.

(b)	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Broad Market Index Class II
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004(a)
Net Asset Value, beginning of period	$7.09		$11.57	$11.17	$9.80	$9.37	$8.49
Income from investment operations:
Net investment income	0.08		0.20	0.20	0.17	0.15	0.15
Net realized and unrealized gain (loss)	0.22		(4.48)	0.40	1.37	0.44	0.88
Total from investment operations	0.30		(4.28)	0.60	1.54	0.59	1.03
Less distributions:
From net investment income	—		(0.20)	(0.20)	(0.17)	(0.16)	(0.15)
Total distributions	—		(0.20)	(0.20)	(0.17)	(0.16)	(0.15)
Net Asset Value, end of period	$7.39		$7.09	$11.57	$11.17	$9.80	$9.37
Total return	4.23	%††	(36.97)%	5.35%	15.68%	6.27%	12.11%
Ratios to Average Net Assets:
Expenses	0.24	%†	0.24%	0.24%	0.24%	0.25%	0.24%
Net investment income	2.42	%†	2.03%	1.68%	1.63%	1.52%	1.72%
Supplemental Data:
Net assets, end of period (000)	$302,497		$295,297	$484,534	$449,961	$389,843	$374,416
Portfolio turnover	2	%††	4%	2%	2%	2%	5	%(b)

(a)	Per share amounts were calculated using the average shares outstanding method.

(b)	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004(a)
Net Asset Value, beginning of period	$9.17		$16.23	$16.52	$14.99	$13.80	$11.79
Income from investment operations:
Net investment income	0.07		0.18	0.16	0.16	0.13	0.12
Net realized and unrealized gain (loss)	0.77		(6.46)	0.68	2.09	1.20	1.99
Total from investment operations	0.84		(6.28)	0.84	2.25	1.33	2.11
Less distributions:
From net investment income	—		(0.18)	(0.20)	(0.12)	(0.14)	(0.10)
From net realized gains	—		(0.59)	(0.93)	(0.60)	—	—
Return of capital	—		(0.01)	—	—	—	—
Total distributions	—		(0.78)	(1.13)	(0.72)	(0.14)	(0.10)
Net Asset Value, end of period	$10.01		$9.17	$16.23	$16.52	$14.99	$13.80
Total return	9.16	%††	(38.57)%	4.98%	14.99%	9.63%	17.86%
Ratios to Average Net Assets:
Expenses	0.51	%†	0.50%	0.50%	0.51%	0.52%	0.52%
Net investment income	1.64	%†	1.47%	1.16%	1.04%	1.01%	0.95%
Supplemental Data:
Net assets, end of period (000)	$98,450		$82,628	$105,496	$78,663	$68,330	$56,156
Portfolio turnover	6	%††	15%	18%	20%	12%	22	%(b)

(a)	Per share amounts were calculated using the average shares outstanding method.

(b)	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Mid/Small Company Index Class II
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004(a)
Net Asset Value, beginning of period	$8.71		$15.48	$15.80	$14.36	$13.22	$11.32
Income from investment operations:
Net investment income	0.08		0.23	0.22	0.20	0.17	0.14
Net realized and unrealized gain (loss)	0.72		(6.20)	0.61	2.00	1.14	1.89
Total from investment operations	0.80		(5.97)	0.83	2.20	1.31	2.03
Less distributions:
From net investment income	—		(0.20)	(0.22)	(0.16)	(0.17)	(0.13)
From net realized gains	—		(0.59)	(0.93)	(0.60)	—	—
Return of capital	—		(0.01)	—	—	—	—
Total distributions	—		(0.80)	(1.15)	(0.76)	(0.17)	(0.13)
Net Asset Value, end of period	$9.51		$8.71	$15.48	$15.80	$14.36	$13.22
Total return	9.18	%††	(38.44)%	5.20%	15.24%	9.87%	17.95%
Ratios to Average Net Assets:
Expenses	0.31	%†	0.30%	0.30%	0.31%	0.32%	0.32%
Net investment income	1.84	%†	1.63%	1.36%	1.24%	1.20%	1.18%
Supplemental Data:
Net assets, end of period (000)	$82,320		$71,965	$121,950	$106,900	$95,502	$86,741
Portfolio turnover	6	%††	15%	18%	20%	12%	22	%(b)

(a)	Per share amounts were calculated using the average shares outstanding method.

(b)	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Overseas Equity Index Class I
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004(a)
Net Asset Value, beginning of period	$8.20		$14.80	$13.79	$11.26	$10.17	$8.65
Income from investment operations:
Net investment income	0.16		0.39	0.35	0.21	0.18	0.15
Net realized and unrealized gain (loss)	0.34		(6.61)	1.05	2.64	1.12	1.54
Total from investment operations	0.50		(6.22)	1.40	2.85	1.30	1.69
Less distributions:
From net investment income	—		(0.32)	(0.38)	(0.32)	(0.21)	(0.17)
From net realized gains	—		(0.06)	(0.01)	—	—	—
Total distributions	—		(0.38)	(0.39)	(0.32)	(0.21)	(0.17)
Net Asset Value, end of period	$8.70		$8.20	$14.80	$13.79	$11.26	$10.17
Total return	6.10	%††	(42.05)%	10.17%	25.35%	12.74%	19.61%
Ratios to Average Net Assets:
Expenses	0.65	%†	0.63%	0.63%	0.73%	0.95%	0.89%
Net investment income	4.34	%†	3.07%	2.36%	2.15%	1.82%	1.61%
Supplemental Data:
Net assets, end of period (000)	$39,527		$36,021	$70,723	$55,259	$32,639	$25,557
Portfolio turnover	3	%††	6%	5%	3%	8%	12	%(b)

(a)	Per share amounts were calculated using the average shares outstanding method.

(b)	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Overseas Equity Index Class II
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004(a)
Net Asset Value, beginning of period	$7.72		$13.98	$13.06	$10.67	$9.64	$8.20
Income from investment operations:
Net investment income	0.16		0.39	0.35	0.25	0.20	0.18
Net realized and unrealized gain (loss)	0.32		(6.25)	0.99	2.48	1.06	1.46
Total from investment operations	0.48		(5.86)	1.34	2.73	1.26	1.64
Less distributions:
From net investment income	—		(0.34)	(0.41)	(0.34)	(0.23)	(0.20)
From net realized gains	—		(0.06)	(0.01)	—	—	—
Total distributions	—		(0.40)	(0.42)	(0.34)	(0.23)	(0.20)
Net Asset Value, end of period	$8.20		$7.72	$13.98	$13.06	$10.67	$9.64
Total return	6.22	%††	(41.90)%	10.30%	25.64%	13.03%	20.05%
Ratios to Average Net Assets:
Expenses	0.45	%†	0.43%	0.43%	0.53%	0.75%	0.69%
Net investment income	4.54	%†	3.27%	2.56%	2.37%	1.98%	2.10%
Supplemental Data:
Net assets, end of period (000)	$102,360		$92,719	$178,661	$107,963	$56,920	$41,860
Portfolio turnover	3	%††	6%	5%	3%	8%	12	%(b)

(a)	Per share amounts were calculated using the average shares outstanding method.

(b)	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Savings Oriented
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, beginning of period	$20.58		$24.70	$24.70	$24.23	$24.21	$23.53
Income from investment operations:
Net investment income	0.21		0.73	0.88	0.84	0.72	0.66
Net realized and unrealized gain (loss)	1.02		(3.63)	0.63	0.83	0.02	0.70
Total from investment operations	1.23		(2.90)	1.51	1.67	0.74	1.36
Less distributions:
From net investment income	—		(0.70)	(0.96)	(0.86)	(0.72)	(0.68)
From net realized gains	—		(0.52)	(0.55)	(0.34)	—	—
Total distributions	—		(1.22)	(1.51)	(1.20)	(0.72)	(0.68)
Net Asset Value, end of period	$21.81		$20.58	$24.70	$24.70	$24.23	$24.21
Total return	5.98	%††	(11.67)%	6.15%	6.90%	3.06%	5.78%
Ratios to Average Net Assets:
Expenses	0.16	%†	0.16%	0.15%	0.15%	0.16%	0.15%
Net investment income	2.08	%†	2.88%	3.66%	3.36%	3.01%	3.07%
Supplemental Data:
Net assets, end of period (000)	$266,902		$255,970	$311,455	$292,287	$281,036	$260,976
Portfolio turnover	6	%††	18%	27%	11%	9%	42%

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Conservative Growth
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, beginning of period	$19.04		$24.62	$24.48	$23.24	$22.87	$21.95
Income from investment operations:
Net investment income	0.16		0.58	0.68	0.69	0.62	0.56
Net realized and unrealized gain (loss)	1.04		(4.92)	0.92	1.26	0.37	0.92
Total from investment operations	1.20		(4.34)	1.60	1.95	0.99	1.48
Less distributions:
From net investment income	—		(0.53)	(0.75)	(0.71)	(0.62)	(0.56)
From net realized gains	—		(0.71)	(0.71)	—	—	—
Total distributions	—		(1.24)	(1.46)	(0.71)	(0.62)	(0.56)
Net Asset Value, end of period	$20.24		$19.04	$24.62	$24.48	$23.24	$22.87
Total return	6.30	%††	(17.56)%	6.57%	8.38%	4.31%	6.74%
Ratios to Average Net Assets:
Expenses	0.15	%†	0.15%	0.14%	0.15%	0.15%	0.14%
Net investment income	1.68	%†	2.40%	2.99%	2.86%	2.72%	2.70%
Supplemental Data:
Net assets, end of period (000)	$461,030		$449,433	$597,775	$549,966	$512,992	$480,096
Portfolio turnover	7	%††	19%	27%	9%	7%	27%

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, beginning of period	$16.65		$24.04	$24.26	$22.46	$21.67	$20.45
Income from investment operations:
Net investment income	0.08		0.38	0.46	0.48	0.47	0.39
Net realized and unrealized gain (loss)	1.08		(6.53)	1.25	1.86	0.79	1.22
Total from investment operations	1.16		(6.15)	1.71	2.34	1.26	1.61
Less distributions:
From net investment income	—		(0.30)	(0.56)	(0.51)	(0.47)	(0.39)
From net realized gains	—		(0.94)	(1.37)	(0.03)	—	—
Total distributions	—		(1.24)	(1.93)	(0.54)	(0.47)	(0.39)
Net Asset Value, end of period	$17.81		$16.65	$24.04	$24.26	$22.46	$21.67
Total return	6.97	%††	(25.39)%	7.03%	10.42%	5.79%	7.89%
Ratios to Average Net Assets:
Expenses	0.14	%†	0.13%	0.13%	0.13%	0.14%	0.14%
Net investment income	1.02	%†	1.74%	2.23%	2.13%	2.21%	2.01%
Supplemental Data:
Net assets, end of period (000)	$1,135,817		$1,072,076	$1,487,224	$1,331,012	$1,135,671	$1,005,076
Portfolio turnover	7	%††	20%	28%	6%	4%	14%

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Long-Term Growth
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, beginning of period	$15.35		$24.26	$24.56	$22.16	$21.02	$19.48
Income from investment operations:
Net investment income	0.04		0.24	0.26	0.34	0.38	0.26
Net realized and unrealized gain (loss)	1.11		(7.81)	1.64	2.43	1.14	1.54
Total from investment operations	1.15		(7.57)	1.90	2.77	1.52	1.80
Less distributions:
From net investment income	—		(0.21)	(0.43)	(0.32)	(0.38)	(0.26)
From net realized gains	—		(1.13)	(1.77)	(0.05)	—	(0.00)#
Total distributions	—		(1.34)	(2.20)	(0.37)	(0.38)	(0.26)
Net Asset Value, end of period	$16.50		$15.35	$24.26	$24.56	$22.16	$21.02
Total return	7.49	%††	(30.99)%	7.74%	12.50%	7.24%	9.25%
Ratios to Average Net Assets:
Expenses	0.14	%†	0.13%	0.12%	0.13%	0.14%	0.14%
Net investment income	0.59	%†	1.16%	1.57%	1.51%	1.87%	1.39%
Supplemental Data:
Net assets, end of period (000)	$1,325,089		$1,203,596	$1,677,987	$1,470,918	$1,209,329	$1,040,507
Portfolio turnover	4	%††	14%	27%	6%	7%	8%

#	Rounds to less than $0.01

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio All-Equity Growth
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, beginning of period	$13.07		$24.63	$25.88	$22.96	$21.39	$19.49
Income from investment operations:
Net investment income (loss)	(0.01)		0.11	0.04	0.15	0.25	0.11
Net realized and unrealized gain (loss)	1.16		(10.01)	1.98	3.19	1.57	1.90
Total from investment operations	1.15		(9.90)	2.02	3.34	1.82	2.01
Less distributions:
From net investment income	—		(0.12)	(0.21)	(0.19)	(0.25)	(0.11)
From net realized gains	—		(1.54)	(3.06)	(0.23)	—	—
Total distributions	—		(1.66)	(3.27)	(0.42)	(0.25)	(0.11)
Net Asset Value, end of period	$14.22		$13.07	$24.63	$25.88	$22.96	$21.39
Total return	8.80	%††	(39.86)%	7.75%	14.58%	8.49%	10.30%
Ratios to Average Net Assets:
Expenses	0.15	%†	0.15%	0.14%	0.15%	0.16%	0.16%
Net investment income (loss)	(0.15	)%†	0.57%	0.82%	0.71%	1.30%	0.64%
Supplemental Data:
Net assets, end of period (000)	$444,204		$385,657	$597,973	$470,888	$303,975	$216,415
Portfolio turnover	3	%††	7%	23%	6%	2%	9%

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone Retirement Income
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$8.56		$10.61	$10.51	$10.14	$10.00
Income from investment operations:
Net investment income	0.07		0.29	0.27	0.29	0.19
Net realized and unrealized gain (loss)	0.48		(1.76)	0.36	0.48	0.15
Total from investment operations	0.55		(1.47)	0.63	0.77	0.34
Less distributions:
From net investment income	—		(0.29)	(0.29)	(0.29)	(0.19)
From net realized gains	—		(0.29)	(0.24)	(0.11)	(0.01)
Total distributions	—		(0.58)	(0.53)	(0.40)	(0.20)
Net Asset Value, end of period	$9.11		$8.56	$10.61	$10.51	$10.14
Total return	6.43	%††	(13.76)%	6.05%	7.52%	3.39	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.25	%†	0.27%	0.30%	0.53%	1.20	%†
Expenses net of reimbursements/waivers, if any	0.13	%†	0.07%	0.14%	0.16%	0.15	%†
Net investment income before reimbursements/waivers	1.80	%†	2.55%	3.48%	3.06%	2.54	%†
Net investment income net of reimbursements/waivers, if any	1.92	%†	2.74%	3.63%	3.43%	3.59	%†
Supplemental Data:
Net assets, end of period (000)	$53,543		$43,323	$54,573	$22,534	$13,146
Portfolio turnover	13	%††	36%	63%	25%	35	%††

*	Commencement of operations

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2010
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$8.27		$10.65	$10.85	$10.28	$10.00
Income from investment operations:
Net investment income	0.07		0.23	0.27	0.24	0.18
Net realized and unrealized gain (loss)	0.49		(2.09)	0.42	0.68	0.29
Total from investment operations	0.56		(1.86)	0.69	0.92	0.47
Less distributions:
From net investment income	—		(0.23)	(0.30)	(0.25)	(0.18)
From net realized gains	—		(0.29)	(0.59)	(0.10)	(0.01)
Total distributions	—		(0.52)	(0.89)	(0.35)	(0.19)
Net Asset Value, end of period	$8.83		$8.27	$10.65	$10.85	$10.28
Total return	6.77	%††	(17.34)%	6.43%	8.95%	4.65	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.21	%†	0.23%	0.24%	0.32%	0.62	%†
Expenses net of reimbursements/waivers, if any	0.16	%†	0.13%	0.18%	0.18%	0.15	%†
Net investment income before reimbursements/waivers	1.63	%†	2.31%	2.97%	2.74%	2.49	%†
Net investment income net of reimbursements/waivers, if any	1.69	%†	2.41%	3.02%	2.88%	2.97	%†
Supplemental Data:
Net assets, end of period (000)	$75,902		$65,043	$70,403	$48,483	$26,638
Portfolio turnover	15	%††	27%	58%	15%	18	%††

*	Commencement of operations

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2015
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$7.96		$11.13	$11.29	$10.44	$10.00
Income from investment operations:
Net investment income	0.04		0.17	0.22	0.19	0.15
Net realized and unrealized gain (loss)	0.52		(2.80)	0.56	0.94	0.44
Total from investment operations	0.56		(2.63)	0.78	1.13	0.59
Less distributions:
From net investment income	—		(0.18)	(0.25)	(0.20)	(0.15)
From net realized gains	—		(0.36)	(0.69)	(0.08)	(0.00	)#
Total distributions	—		(0.54)	(0.94)	(0.28)	(0.15)
Net Asset Value, end of period	$8.52		$7.96	$11.13	$11.29	$10.44
Total return	7.04	%††	(23.54)%	6.88%	10.87%	5.93	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.18	%†	0.19%	0.18%	0.24%	0.48	%†
Expenses net of reimbursements/waivers, if any	0.16	%†	0.14%	0.18%	0.17%	0.15	%†
Net investment income before reimbursements/waivers	1.19	%†	1.81%	2.57%	2.33%	2.43	%†
Net investment income net of reimbursements/waivers, if any	1.21	%†	1.85%	2.57%	2.39%	2.76	%†
Supplemental Data:
Net assets, end of period (000)	$143,454		$120,249	$138,535	$84,357	$41,455
Portfolio turnover	11	%††	21%	40%	10%	8	%††

#	Rounds to less than $0.01

*	Commencement of operations

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2020
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$7.83		$11.38	$11.52	$10.50	$10.00
Income from investment operations:
Net investment income	0.04		0.13	0.20	0.18	0.14
Net realized and unrealized gain (loss)	0.49		(3.20)	0.63	1.07	0.50
Total from investment operations	0.53		(3.07)	0.83	1.25	0.64
Less distributions:
From net investment income	—		(0.14)	(0.23)	(0.18)	(0.14)
From net realized gains	—		(0.34)	(0.74)	(0.05)	(0.00	)#
Total distributions	—		(0.48)	(0.97)	(0.23)	(0.14)
Net Asset Value, end of period	$8.36		$7.83	$11.38	$11.52	$10.50
Total return	6.77	%††	(26.86)%	7.17%	11.92%	6.48	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.18	%†	0.19%	0.20%	0.28%	0.67	%†
Expenses net of reimbursements/waivers, if any	0.17	%†	0.15%	0.19%	0.18%	0.15	%†
Net investment income before reimbursements/waivers	1.08	%†	1.50%	2.23%	2.05%	2.14	%†
Net investment income net of reimbursements/waivers, if any	1.10	%†	1.54%	2.24%	2.16%	2.67	%†
Supplemental Data:
Net assets, end of period (000)	$139,184		$112,440	$112,064	$62,402	$27,240
Portfolio turnover	6	%††	12%	40%	5%	6	%††

#	Rounds to less than $0.01

*	Commencement of operations

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2025
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$7.58		$11.55	$11.72	$10.58	$10.00
Income from investment operations:
Net investment income	0.02		0.10	0.16	0.15	0.14
Net realized and unrealized gain (loss)	0.51		(3.57)	0.68	1.19	0.58
Total from investment operations	0.53		(3.47)	0.84	1.34	0.72
Less distributions:
From net investment income	—		(0.11)	(0.20)	(0.16)	(0.14)
From net realized gains	—		(0.39)	(0.81)	(0.04)	(0.00	)#
Total distributions	—		(0.50)	(1.01)	(0.20)	(0.14)
Net Asset Value, end of period	$8.11		$7.58	$11.55	$11.72	$10.58
Total return	6.99	%††	(29.90)%	7.17%	12.70%	7.18	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.20	%†	0.21%	0.22%	0.33%	0.90	%†
Expenses net of reimbursements/waivers, if any	0.17	%†	0.15%	0.18%	0.18%	0.15	%†
Net investment income before reimbursements/waivers	0.72	%†	1.17%	1.98%	1.81%	1.81	%†
Net investment income net of reimbursements/waivers, if any	0.75	%†	1.22%	2.02%	1.96%	2.56	%†
Supplemental Data:
Net assets, end of period (000)	$107,238		$81,317	$83,891	$48,804	$19,479
Portfolio turnover	5	%††	11%	38%	4%	7	%††

#	Rounds to less than $0.01

*	Commencement of operations

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2030
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$7.45		$11.75	$11.88	$10.64	$10.00
Income from investment operations:
Net investment income	0.01		0.08	0.14	0.14	0.13
Net realized and unrealized gain (loss)	0.52		(3.92)	0.70	1.30	0.64
Total from investment operations	0.53		(3.84)	0.84	1.44	0.77
Less distributions:
From net investment income	—		(0.09)	(0.18)	(0.15)	(0.13)
From net realized gains	—		(0.37)	(0.79)	(0.05)	(0.00	)#
Total distributions	—		(0.46)	(0.97)	(0.20)	(0.13)
Net Asset Value, end of period	$7.98		$7.45	$11.75	$11.88	$10.64
Total return	7.11	%††	(32.54)%	7.11%	13.52%	7.68	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.21	%†	0.23%	0.26%	0.51%	1.75	%†
Expenses net of reimbursements/waivers, if any	0.18	%†	0.16%	0.20%	0.18%	0.15	%†
Net investment income before reimbursements/waivers	0.43	%†	1.01%	1.78%	1.43%	0.98	%†
Net investment income net of reimbursements/waivers, if any	0.46	%†	1.07%	1.85%	1.76%	2.58	%†
Supplemental Data:
Net assets, end of period (000)	$87,507		$66,183	$61,465	$26,007	$10,054
Portfolio turnover	3	%††	10%	43%	3%	15	%††

#	Rounds to less than $0.01

*	Commencement of operations

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2035
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$7.21		$11.83	$11.98	$10.69	$10.00
Income from investment operations:
Net investment income	0.01		0.08	0.12	0.13	0.12
Net realized and unrealized gain (loss)	0.53		(4.23)	0.75	1.36	0.69
Total from investment operations	0.54		(4.15)	0.87	1.49	0.81
Less distributions:
From net investment income	—		(0.08)	(0.17)	(0.13)	(0.12)
From net realized gains	—		(0.39)	(0.85)	(0.07)	(0.00	)#
Total distributions	—		(0.47)	(1.02)	(0.20)	(0.12)
Net Asset Value, end of period	$7.75		$7.21	$11.83	$11.98	$10.69
Total return	7.49	%††	(34.91)%	7.25%	14.00%	8.13	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.26	%†	0.31%	0.40%	0.76%	3.50	%†
Expenses net of reimbursements/waivers, if any	0.20	%†	0.19%	0.20%	0.18%	0.15	%†
Net investment income (loss) before reimbursements/waivers	0.30	%†	0.90%	1.60%	1.04%	(1.09	)%†
Net investment income net of reimbursements/waivers, if any	0.35	%†	1.03%	1.80%	1.62%	2.26	%†
Supplemental Data:
Net assets, end of period (000)	$52,209		$37,375	$34,831	$16,418	$4,458
Portfolio turnover	3	%††	9%	40%	10%	13	%††

#	Rounds to less than $0.01

*	Commencement of operations

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2040
			For the Year Ended December 31,
	For the Period January 1, 2009 to June 30, 2009 (Unaudited)		2008	2007	2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$7.10		$11.85	$11.91	$10.68	$10.00
Income from investment operations:
Net investment income	0.01		0.08	0.11	0.12	0.12
Net realized and unrealized gain (loss)	0.53		(4.38)	0.75	1.39	0.70
Total from investment operations	0.54		(4.30)	0.86	1.51	0.82
Less distributions:
From net investment income	—		(0.08)	(0.16)	(0.13)	(0.12)
From net realized gains	—		(0.37)	(0.76)	(0.15)	(0.02)
Total distributions	—		(0.45)	(0.92)	(0.28)	(0.14)
Net Asset Value, end of period	$7.64		$7.10	$11.85	$11.91	$10.68
Total return	7.61	%††	(36.13)%	7.23%	14.14%	8.14	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.25	%†	0.32%	0.43%	1.11%	5.49	%†
Expenses net of reimbursements/waivers, if any	0.20	%†	0.19%	0.19%	0.18%	0.15	%†
Net investment income (loss) before reimbursements/waivers	0.25	%†	0.92%	1.61%	0.90%	(2.91	)%†
Net investment income net of reimbursements/waivers, if any	0.30	%†	1.05%	1.85%	1.83%	2.43	%†
Supplemental Data:
Net assets, end of period (000)	$59,154		$38,001	$32,882	$12,699	$3,087
Portfolio turnover	1	%††	11%	47%	24%	35	%††

*	Commencement of operations

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.	Organization

The Vantagepoint Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on July 28, 1998. The Company consisted of the following series on June 30, 2009:

The “Actively Managed Funds”:	The “Index Funds”:
Money Market Fund	Core Bond Index Fund
Low Duration Bond Fund	500 Stock Index Fund
Inflation Protected Securities Fund	Broad Market Index Fund
Asset Allocation Fund	Mid/Small Company Index Fund
Equity Income Fund	Overseas Equity Index Fund
Growth & Income Fund
Growth Fund
Select Value Fund
Aggressive Opportunities Fund
Discovery Fund
International Fund
Diversified Assets Fund

The “Milestone Funds”:	The “Model Portfolio Funds”:
Milestone Retirement Income Fund	Model Portfolio Savings Oriented Fund
Milestone 2010 Fund	Model Portfolio Conservative Growth Fund
Milestone 2015 Fund	Model Portfolio Traditional Growth Fund
Milestone 2020 Fund	Model Portfolio Long-Term Growth Fund
Milestone 2025 Fund	Model Portfolio All-Equity Growth Fund
Milestone 2030 Fund
Milestone 2035 Fund
Milestone 2040 Fund

The Milestone Funds commenced operations on January 3, 2005. Each fund received $500,000 in exchange for shares purchased by the ICMA Retirement Corporation (“ICMA-RC”), the parent company of Vantagepoint Investment Advisers, LLC (“VIA” or the “Adviser”), the investment adviser to each series of the Company.

The Select Value, Discovery and Diversified Assets Funds commenced operations on October 30, 2007. Each fund received $100 in exchange for shares purchased by ICMA-RC, the parent company of VIA, the investment adviser to each series of the Company.

The Actively Managed, Model Portfolio and Milestone Funds each offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective level of account-based services and the fees associated with such services. Ordinary dividends to shareholders are allocated to each class, based upon shares outstanding on the record date of distribution. Neither class has preferential dividend rights. Differences in per share dividend rates are generally due to differences in separate class expenses.

On May 1, 2007, the Short-Term Bond Fund changed its name to the Low Duration Bond Fund as a result of a change in investment strategy wherein the Low Duration Bond Fund now seeks to maintain a maximum portfolio effective duration of three years. Also, effective May 1, 2007, the principal investment strategy of the US Government Securities Fund changed to provide that the fund invests, under normal circumstances, at least 80% of its net assets in inflation adjusted U.S. and non-U.S. fixed-income securities. In connection with this change in investment strategy, the name of the fund was changed to the Inflation Protected Securities Fund and the fund underwent a change in subadvisers.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

The Model Portfolio Funds Structure

The Model Portfolio Funds invest entirely in other series of the Company (“underlying funds”). Subject to the supervision of the Company’s Board of Directors (“Board”), VIA may make allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is optimum for each Model Portfolio Fund. The underlying funds of each Model Portfolio Fund and the investment allocation in each underlying fund as of June 30, 2009 were as follows:

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
Fund Allocation—%
Low Duration Bond	43.00%	23.00%	8.00%	0.00%	0.00%
Inflation Protected Securities	9.00%	6.50%	4.00%	0.00%	0.00%
Core Bond Index, Class I	13.00%	20.50%	18.00%	15.00%	0.00%
Equity Income	10.00%	11.00%	12.00%	13.00%	18.00%
Growth & Income	10.00%	9.00%	12.00%	13.00%	17.00%
Growth	0.00%	6.00%	10.00%	11.50%	17.00%
Select Value	0.00%	3.00%	5.50%	8.50%	9.50%
Aggressive Opportunities	0.00%	3.00%	5.50%	8.50%	9.50%
Discovery	0.00%	0.00%	3.00%	4.50%	9.00%
International	5.00%	8.00%	12.00%	16.00%	20.00%
Diversified Assets	10.00%	10.00%	10.00%	10.00%	0.00%

Total Fixed Income	65.00%	50.00%	30.00%	15.00%	0.00%
Total Equity	25.00%	40.00%	60.00%	75.00%	100.00%
Total Multi-Strategy	10.00%	10.00%	10.00%	10.00%	0.00%

The Milestone Funds Structure

The Milestone Funds invest entirely in underlying funds. VIA may make, subject to the supervision of the Board, allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different funds of the Company. Each fund invests in a professionally selected combination of underlying funds that are believed to be appropriate given the time remaining until a Milestone Fund’s stated retirement date except for the Milestone Retirement Income Fund, which does not have a stated date in its name and is designed for investors very close to or currently in retirement. VIA adjusts the asset allocation of each “dated” Milestone Fund to become more conservative as the designated year approaches. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Milestone Fund and the investment allocation in each underlying fund as of June 30, 2009, were as follows:

	Milestone Funds
	Retirement Income	2010	2015	2020
Fund Allocation—%
Low Duration Bond	40.00%	36.50%	20.00%	9.00%
Inflation Protected Securities	9.00%	8.50%	5.20%	0.00%
Core Bond Index, Class I	11.00%	11.00%	12.80%	19.35%
Equity Income	12.00%	13.00%	17.80%	21.30%
Growth & Income	12.00%	11.80%	11.00%	11.30%
Growth	0.00%	1.40%	7.20%	8.20%
Mid/Small Company Index, Class I	0.00%	1.00%	5.60%	8.50%
International	6.00%	6.80%	10.40%	12.35%
Diversified Assets	10.00%	10.00%	10.00%	10.00%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Milestone Funds
	Retirement Income	2010	2015	2020
Fund Allocation—%
Total Fixed Income	60.00%	56.00%	38.00%	28.35%
Total Equity	30.00%	34.00%	52.00%	61.65%
Total Multi-Strategy	10.00%	10.00%	10.00%	10.00%

	Milestone Funds
	2025	2030	2035	2040
Fund Allocation—%
Low Duration Bond	4.00%	0.00%	0.00%	0.00%
Inflation Protected Securities	0.00%	0.00%	0.00%	0.00%
Core Bond Index, Class I	16.10%	13.15%	11.40%	10.00%
Equity Income	22.80%	24.20%	25.20%	26.00%
Growth & Income	12.80%	14.10%	14.60%	15.00%
Growth	9.20%	10.20%	11.20%	12.00%
Mid/Small Company Index, Class I	11.00%	13.60%	16.60%	19.00%
International	14.10%	15.75%	17.00%	18.00%
Diversified Assets	10.00%	9.00%	4.00%	0.00%

Total Fixed Income	20.10%	13.15%	11.40%	10.00%
Total Equity	69.90%	77.85%	84.60%	90.00%
Total Multi-Strategy	10.00%	9.00%	4.00%	0.00%

Since the Model Portfolio Funds and Milestone Funds invest entirely in underlying funds, investment earnings are composed of:

1.	ordinary and capital gain dividends from the underlying funds,

2.	unrealized appreciation/depreciation on investments in the underlying funds, and

3.	realized gain/loss from sales of the shares of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing of the Model Portfolio Funds and Milestone Funds.

Subadviser Changes from December 31, 2008 to June 30, 2009

At a meeting held on December 12, 2008 (the “December Meeting”), the Board approved the appointment of Fiduciary Management, Inc. (“FMI”) to serve as subadviser to the Growth & Income Fund, which became effective in January 2009. Also at the December Meeting, VIA recommended and the Board approved, the termination of Capital Guardian Trust Company (“Capital Guardian”) as subadviser to the Growth & Income Fund, which became effective in January 2009. At a meeting held on March 27, 2009, the Board approved an amendment to the existing subadvisory agreement among VIA, the Company and Payden & Rygel providing for Payden & Rygel to receive a fee for managing additional assets of the Diversified Assets Fund pursuant to a low duration global fixed income strategy. These assets were previously managed by Drake Capital Management, LLC. The amendment became effective April 3, 2009.

2.	Significant Accounting Policies

The Company’s significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America. Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities at the date of the financial statements as well as the revenue and expense amounts during the reporting period. Actual results could differ from those estimates and those differences could be material. Certain prior year amounts have been reclassified to conform to the current year presentation.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Policy and Security Valuation

The equity securities that are traded on a national securities exchange (other than Nasdaq National Market and Small Cap Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“Nasdaq”)) held by each fund normally will be valued at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is Nasdaq are valued at the Nasdaq Official Closing Price. Equity securities not traded on an exchange or on Nasdaq normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest priced bid and the lowest priced offer obtained from a quotation service or other service believed to be reliable. Fixed income debt securities with a remaining maturity of less than 60 days are valued at amortized cost. Prices for other fixed income debt securities are normally obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the market value of fixed income securities, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call futures, ratings and developments relating to specific securities in arriving at valuations. In the event a Pricing Service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Board (“Valuation Procedures”). The valuation of certain foreign equity securities is described below.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current net asset values (“NAVs”) for the purpose of purchasing and/or redeeming orders placed that day.

The Money Market Fund invests substantially all of its assets in the Institutional Class of the Short-Term Investments Trust Liquid Assets Portfolio (“Portfolio”). The Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security’s historical cost adjusted for amortization of discount or premium, if any, approximates market value. On a given day, the shares of the Portfolio are valued by the Money Market Fund using the Portfolio’s NAV for purchase or redemption orders placed that day.

As of early September 2008, there were a number of open derivatives transactions between the Vantagepoint Diversified Assets Fund (“DAF”) and Lehman Brothers Special Financing Inc. (“LBSF”), an affiliate of Lehman Brothers Holdings, Inc. (“LBHI”). These transactions required LBSF to post collateral to DAF, which LBSF did. On September 11, 2008, LBSF agreed to terminate all outstanding derivatives transactions with DAF, and settlement payments were due to DAF on September 15 and 16, 2008. However, on September 15, 2008, prior to making any settlement payments, LBHI filed for bankruptcy and LBSF failed to make the payments. Subsequently, on October 3, 2008, LBSF filed for bankruptcy as well. On April 7, 2009, DAF sold the collateral for an amount less than the agreed upon settlement amount. Consequently, DAF expects to file a claim against LBSF by at least September 22, 2009, the bar date established by the court overseeing the bankruptcy cases against LBHI and its subsidiaries, including LBSF.

Valuation of Foreign Equity Securities

For foreign equity securities held by the funds and principally traded in markets outside North and South America, the Board approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures.

FAS 157

The Company adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 established a three-tier hierarchy, which

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value during the period ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of June 30, 2009, in valuing each fund’s investment carried at value:

Investment Type	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Money Market Fund
Assets:
Mutual Funds	$466,952,753	$—	$—	$466,952,753

Low Duration Bond Fund
Assets:
Corporate Obligations
Consumer Discretionary	$—	$4,259,093	$—	$4,259,093
Consumer Staples	—	16,617,124	—	16,617,124
Energy	—	3,714,132	—	3,714,132
Financials	—	118,714,606	—	118,714,606
Health Care	—	13,363,297	—	13,363,297
Industrials	—	3,402,516	—	3,402,516
Information Technology	—	4,732,912	—	4,732,912
Materials	—	18,788,826	—	18,788,826
Multi-National	—	3,407,603	—	3,407,603
Technology	—	6,096,217	—	6,096,217
Telecommunication Services	—	8,402,225	—	8,402,225
Utilities	—	4,994,523	—	4,994,523
Total Corporate Obligations	—	206,493,074	—	206,493,074

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Low Duration Bond Fund (continued)
Assets (continued):
U.S. Government Agency Obligations	$—	$39,438,003	$—	$39,438,003
U.S. Government Agency Mortgage-Backed Securities	—	37,516,803	—	37,516,803
U.S. Treasury Obligations	—	505,958	—	505,958
Municipal Obligations	—	2,913,169	—	2,913,169
Sovereign Debt Obligations	—	14,692,438	—	14,692,438
Asset Backed Securities	—	99,095,413	—	99,095,413
Non-U.S. Government Mortgage-Backed Securities	—	12,585,209	—	12,585,209
Non-U.S. Government Agency Obligations	—	5,724,469	—	5,724,469
Cash Equivalents	54,417,097	—	—	54,417,097
Futures	20,462	—	—	20,462
Forward Currency Contracts	—	200,078	—	200,078
Total Assets	$54,437,559	$419,164,614	$—	$473,602,173

Liabilities:
Futures	(84,230)	—	—	(84,230)
Total Liabilities	(84,230)	—	—	(84,230)
Total	$54,353,329	$419,164,614	$—	$473,517,943

Inflation Protected Securities Fund
Assets:
Corporate Obligations
Financials	$—	$2,099,286	$—	$2,099,286
Multi-National	—	253,825	—	253,825
Total Corporate Obligations	—	2,353,111	—	2,353,111
U.S. Government Agency Obligations	—	6,115,545	—	6,115,545
U.S. Treasury Obligations	—	284,329,119	—	284,329,119
Asset Backed Securities	—	902,742	—	902,742
Cash Equivalents	59,631,766	—	—	59,631,766
Futures	17,374	—	—	17,374
Forward Currency Contracts	—	20,869	—	20,869
Written Option	—	66,139	—	66,139
Swaps	—	369,840	—	369,840
Total Assets	$59,649,140	$294,157,365	$—	$353,806,505

Liabilities:
Futures	(55,150)	—	—	(55,150)
Forward Currency Contracts	—	(2,187)	—	(2,187)
Written Option	—	(39,840)	—	(39,840)
Swaps	—	(80,831)	—	(80,831)
Total Liabilities	(55,150)	(122,858)	—	(178,008)
Total	$59,593,990	$294,034,507	$—	$353,628,497

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Asset Allocation Fund
Assets:
Common Stocks
Consumer Discretionary	$27,168,073	$—	$—	$27,168,073
Consumer Staples	36,262,118	—	—	36,262,118
Energy	37,577,858	—	—	37,577,858
Financials	40,787,622	—	—	40,787,622
Health Care	42,418,330	—	—	42,418,330
Industrials	29,833,545	—	—	29,833,545
Information Technology	55,775,820	—	—	55,775,820
Materials	9,743,153	—	—	9,743,153
Telecommunication Services	10,697,584	—	—	10,697,584
Utilities	12,281,869	—	—	12,281,869
Total Common Stocks	302,545,972	—	—	302,545,972
U.S. Treasury Obligations	—	37,048,337	—	37,048,337
Commercial Paper
Financials	$—	$44,474,659	$—	$44,474,659
Total Commercial Paper	—	44,474,659	—	44,474,659
Cash Equivalents	33,996,815	—	—	33,996,815
Futures	738,189	—	—	738,189
Total Assets	$337,280,976	$81,522,996	$—	$418,803,972

Liabilities:
Futures	(509,801)	—	—	(509,801)
Total Liabilities	(509,801)	—	—	(509,801)
Total	$336,771,175	$81,522,996	$—	$418,294,171

Equity Income Fund
Assets:
Common Stocks
Consumer Discretionary	$226,268,689	$950,286	$—	$227,218,975
Consumer Staples	40,367,775	1,972,508	—	42,340,283
Energy	155,481,449	—	—	155,481,449
Financials	189,577,824	—	—	189,577,824
Health Care	86,738,979	—	—	86,738,979
Industrials	152,388,911	—	—	152,388,911
Information Technology	140,917,236	—	—	140,917,236
Materials	49,155,479	—	—	49,155,479
Telecommunication Services	48,881,601	1,643,865	—	50,525,466
Utilities	46,194,327	—	—	46,194,327
Total Common Stocks	1,135,972,270	4,566,659	—	1,140,538,929
Convertible Debt Obligations
Consumer Discretionary	—	1,795,200	—	1,795,200
Cash Equivalents	237,518,946	4,968,499	—	242,487,445
Total Assets	$1,373,491,216	$11,330,358	$—	$1,384,821,574

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Growth & Income Fund
Assets:
Common Stocks
Consumer Discretionary	$86,756,115	$—	$—	$86,756,115
Consumer Staples	80,819,648	—	—	80,819,648
Energy	56,992,121	—	—	56,992,121
Financials	130,940,502	69,870	—	131,010,372
Health Care	103,900,033	336,190	—	104,236,223
Industrials	111,709,244	—	—	111,709,244
Information Technology	149,848,456	2,459,752	—	152,308,208
Materials	16,719,501	—	—	16,719,501
Telecommunication Services	15,557,770	—	—	15,557,770
Utilities	21,994,998	—	—	21,994,998
Total Common Stocks	775,238,388	2,865,812	—	778,104,200
Cash Equivalents	129,524,286	—	—	129,524,286
Total Assets	$904,762,674	$2,865,812	$—	$907,628,486

Growth Fund
Assets:
Common Stocks
Consumer Discretionary	$137,746,368	$—	$—	$137,746,368
Consumer Staples	178,817,090	—	—	178,817,090
Energy	136,271,393	—	—	136,271,393
Financials	152,104,597	—	—	152,104,597
Health Care	175,333,724	—	—	175,333,724
Industrials	110,622,436	—	—	110,622,436
Information Technology	441,488,843	—	—	441,488,843
Materials	79,187,779	—	—	79,187,779
Telecommunication Services	3,161,550	—	—	3,161,550
Total Common Stocks	1,414,733,780	—	—	1,414,733,780
Cash Equivalents	219,626,140	—	—	219,626,140
Total Assets	$1,634,359,920	$—	$—	$1,634,359,920

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Select Value Fund
Assets:
Common Stocks
Consumer Discretionary	$26,705,040	$—	$—	$26,705,040
Consumer Staples	12,772,741	—	—	12,772,741
Energy	16,405,372	—	—	16,405,372
Financials	48,478,385	—	—	48,478,385
Health Care	16,303,513	—	—	16,303,513
Industrials	34,795,577	—	—	34,795,577
Information Technology	30,561,198	—	—	30,561,198
Materials	13,330,900	—	—	13,330,900
Telecommunication Services	2,755,326	—	—	2,755,326
Utilities	17,708,150	—	—	17,708,150
Total Common Stocks	219,816,202	—	—	219,816,202
Cash Equivalents	41,087,988	—	—	41,087,988
Total Assets	$260,904,190	$—	$—	$260,904,190

Aggressive Opportunities Fund
Assets:
Common Stocks
Consumer Discretionary	$133,820,815	$—	$—	$133,820,815
Consumer Staples	6,370,512	3,816,980	—	10,187,492
Energy	49,646,452	—	—	49,646,452
Financials	104,643,925	7,330,468	—	111,974,393
Health Care	93,566,778	—	—	93,566,778
Industrials	106,594,378	—	—	106,594,378
Information Technology	170,278,770	—	—	170,278,770
Materials	26,260,246	—	—	26,260,246
Telecommunication Services	24,345,808	—	—	24,345,808
Utilities	3,250,225	—	—	3,250,225
Total Common Stocks	718,777,909	11,147,448	—	729,925,357
Corporate Obligations
Financials	—	441	—	441
Cash Equivalents	211,912,995	2,981,099	—	214,894,094
Total Assets	$930,690,904	$14,128,988	$—	$944,819,892

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Discovery Fund
Assets:
Common Stocks
Consumer Discretionary	$3,803,120	$161,980	$—	$3,965,100
Consumer Staples	3,330,430	440,145	—	3,770,575
Energy	3,676,107	—	—	3,676,107
Financials	10,036,033	—	—	10,036,033
Health Care	9,127,692	—	—	9,127,692
Industrials	11,357,754	—	—	11,357,754
Information Technology	13,636,522	—	—	13,636,522
Materials	4,493,647	—	—	4,493,647
Utilities	2,774,859	—	—	2,774,859
Total Common Stocks	62,236,164	602,125	—	62,838,289
Convertible Preferred Stocks
Consumer Discretionary	—	635,662	—	635,662
Rights
Financials	—	6	—	6
Warrants
Energy	66,871	—	—	66,871
Corporate Obligations
Consumer Discretionary	—	1,482,288	—	1,482,288
Consumer Staples	—	2,352,207	—	2,352,207
Energy	—	1,384,311	—	1,384,311
Financials	—	7,957,302	—	7,957,302
Health Care	—	3,364,514	—	3,364,514
Industrials	—	771,648	—	771,648
Information Technology	—	421,941	—	421,941
Technology	—	1,910,778	—	1,910,778
Telecommunication Services	—	3,102,204	—	3,102,204
Utilities	—	2,253,268	—	2,253,268
Total Corporate Obligations	—	25,000,461	—	25,000,461
U.S. Government Agency Obligations	—	15,705,403	—	15,705,403
U.S. Government Agency Mortgage-Backed Securities	—	10,371,886	—	10,371,886
U.S. Treasury Obligations	—	1,999,226	—	1,999,226
Municipal Obligations	—	611,814	—	611,814
Sovereign Debt Obligations	—	414,966	—	414,966
Asset Backed Securities	—	3,436,818	—	3,436,818
Non-U.S. Government Mortgage-Backed Securities	—	2,839,596	—	2,839,596
Non-U.S. Government Agency Obligations	—	1,231,561	—	1,231,561
Cash Equivalents	28,967,185	—	—	28,967,185
Forward Currency Contracts	—	30,570	—	30,570
Total Assets	$91,270,220	$62,880,094	$—	$154,150,314

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Discovery Fund (continued)
Liabilities:
Futures	$(224,747)	$—	$—	$(224,747)
Forward Currency Contracts	—	(1,060)	—	(1,060)
Total Liabilities	(224,747)	(1,060)	—	(225,807)
Total	$91,045,473	$62,879,034	$—	$153,924,507

International Fund
Assets:
Common Stocks
Consumer Discretionary	$1,107,432	$77,749,982	$—	$78,857,414
Consumer Staples	11,460,908	98,932,589	—	110,393,497
Energy	22,664,576	41,884,207	—	64,548,783
Financials	7,888,800	137,143,184	—	145,031,984
Health Care	4,100,758	61,784,453	—	65,885,211
Industrials	5,906,485	86,964,418	—	92,870,903
Information Technology	13,546,407	58,273,544	—	71,819,951
Materials	11,902,343	48,643,401	—	60,545,744
Telecommunication Services	7,269,852	46,098,626	—	53,368,478
Utilities	—	30,215,438	—	30,215,438
Total Common Stocks	85,847,561	687,689,842	—	773,537,403
Preferred Stocks
Health Care	—	4,626,774	—	4,626,774
Total Preferred Stocks	—	4,626,774	—	4,626,774
Convertible Debt Obligations
Energy	—	78,447	—	78,447
Cash Equivalents	101,206,062	—	—	101,206,062
Forward Currency Contracts	—	145,626	—	145,626
Total Assets	$187,053,623	$692,540,689	$—	$879,594,312

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Diversified Assets Fund
Assets:
Corporate Obligations
Consumer Discretionary	$—	$10,445,746	$—	$10,445,746
Consumer Staples	—	10,366,870	—	10,366,870
Energy	—	5,284,265	—	5,284,265
Financials	—	34,480,068	—	34,480,068
Health Care	—	7,106,204	—	7,106,204
Industrials	—	4,843,180	—	4,843,180
Information Technology	—	3,892,479	—	3,892,479
Materials	—	1,465,806	—	1,465,806
Multi-National	—	3,777,608	—	3,777,608
Technology	—	2,910,228	—	2,910,228
Telecommunication Services	—	10,328,619	—	10,328,619
Utilities	—	8,035,606	—	8,035,606
Total Corporate Obligations	—	102,936,679	—	102,936,679
U.S. Government Agency Obligations	—	100,510,190	—	100,510,190
U.S. Government Agency Mortgage-Backed Securities	—	15,391,023	—	15,391,023
U.S. Treasury Obligations	—	55,382,669	—	55,382,669
Municipal Obligations	—	7,111,740	—	7,111,740
Sovereign Debt Obligations	—	4,666,605	—	4,666,605
Asset Backed Securities	—	49,661,639	—	49,661,639
Non-U.S. Government Mortgage-Backed Securities	—	3,276,512	—	3,276,512
Non-U.S. Government Agency Obligations	—	1,916,536	—	1,916,536
Purchased Options	535,784	—	—	535,784
Cash Equivalents	44,611,823	—	—	44,611,823
Futures	1,580,399	—	—	1,580,399
Forward Currency Contracts	—	2,563,618	—	2,563,618
Total Assets	$46,728,006	$343,417,211	$—	$390,145,217

Liabilities:
Futures	(1,689,125)	—	—	(1,689,125)
Forward Currency Contracts	—	(2,091,355)	—	(2,091,355)
Total Liabilities	(1,689,125)	(2,091,355)	—	(3,780,480)
Total	$45,038,881	$341,325,856	$—	$386,364,737

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Core Bond Index Fund
Assets:
Corporate Obligations
Consumer Discretionary	$—	$13,982,858	$—	$13,982,858
Consumer Staples	—	15,031,238	—	15,031,238
Energy	—	17,806,030	—	17,806,030
Financials	—	63,963,138	—	63,963,138
Health Care	—	12,511,463	—	12,511,463
Industrials	—	8,914,692	—	8,914,692
Information Technology	—	5,050,481	—	5,050,481
Materials	—	9,020,419	—	9,020,419
Multi-National	—	9,680,143	—	9,680,143
Telecommunication Services	—	17,205,125	—	17,205,125
Utilities	—	15,593,025	—	15,593,025
Total Corporate Obligations	—	188,758,612	—	188,758,612
U.S. Government Agency Obligations	—	91,536,982	—	91,536,982
U.S. Government Agency Mortgage-Backed Securities	—	368,031,801	—	368,031,801
U.S. Treasury Obligations	—	244,820,002	—	244,820,002
Municipal Obligations	—	1,752,187	—	1,752,187
Sovereign Debt Obligations	—	14,870,320	—	14,870,320
Asset Backed Securities	—	5,309,617	—	5,309,617
Non-U.S. Government Mortgage-Backed Securities	—	32,010,987	—	32,010,987
Non-U.S. Government Agency Obligations	—	10,710,014	—	10,710,014
Cash Equivalents	119,319,324	14,838,304	—	134,157,628
Total Assets	$119,319,324	$972,638,826	$—	$1,091,958,150

500 Stock Index Fund
Assets:
Common Stocks
Consumer Discretionary	$25,159,021	$—	$—	$25,159,021
Consumer Staples	33,678,308	—	—	33,678,308
Energy	34,953,862	—	—	34,953,862
Financials	38,140,261	—	—	38,140,261
Health Care	39,323,395	—	—	39,323,395
Industrials	27,692,945	—	—	27,692,945
Information Technology	51,818,704	—	—	51,818,704
Materials	9,052,688	—	—	9,052,688
Telecommunication Services	9,930,379	—	—	9,930,379
Utilities	11,416,248	—	—	11,416,248
Total Common Stocks	281,165,811	—	—	281,165,811
U.S. Treasury Obligations	—	1,249,617	—	1,249,617
Cash Equivalents	28,971,067	—	—	28,971,067
Futures	31,379	—	—	31,379
Total Assets	$310,168,257	$1,249,617	$—	$311,417,874

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Broad Market Index Fund
Assets:
Common Stocks
Consumer Discretionary	$38,736,349	$224	$—	$38,736,573
Consumer Staples	40,455,348	—	—	40,455,348
Energy	45,951,513	—	—	45,951,513
Financials	57,749,209	3	—	57,749,212
Health Care	52,603,916	—	—	52,603,916
Industrials	40,246,389	—	—	40,246,389
Information Technology	71,368,783	—	—	71,368,783
Materials	14,051,124	—	—	14,051,124
Telecommunication Services	12,266,545	—	—	12,266,545
Utilities	15,923,980	—	—	15,923,980
Total Common Stocks	389,353,156	227	—	389,353,383
Rights
Consumer Discretionary	—	—	—	—
Health Care	474	—	—	474
Total Rights	474	—	—	474
Warrants
Financials	—	—	—	—
Total Warrants	—	—	—	—
U.S. Treasury Obligations	—	1,149,648	—	1,149,648
Cash Equivalents	43,177,650	738,976	—	43,916,626
Total Assets	$432,531,280	$1,888,851	$—	$434,420,131

Liabilities:
Futures	(249,295)	—	—	(249,295)
Total Liabilities	(249,295)	—	—	(249,295)
Total	$432,281,985	$1,888,851	$—	$434,170,836

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Mid/Small Company Index Fund
Assets:
Common Stocks
Consumer Discretionary	$23,254,348	$224	$—	$23,254,572
Consumer Staples	6,169,744	—	—	6,169,744
Energy	16,197,462	—	—	16,197,462
Financials	39,727,065	6	—	39,727,071
Health Care	20,462,290	—	—	20,462,290
Industrials	22,631,226	—	—	22,631,226
Information Technology	29,063,130	—	—	29,063,130
Materials	9,282,674	—	—	9,282,674
Telecommunication Services	2,857,945	—	—	2,857,945
Utilities	8,200,507	—	—	8,200,507
Total Common Stocks	177,846,391	230	—	177,846,621
Rights
Consumer Discretionary	—	—	—	—
Financials	—	—	—	—
Health Care	471	—	—	471
Total Rights	471	—	—	471
Warrants
Financials	—	—	—	—
Total Warrants	—	—	—	—
U.S. Treasury Obligations	—	214,934	—	214,934
Cash Equivalents	38,342,716	738,975	—	39,081,691
Futures	20,917	—	—	20,917
Total Assets	$216,210,495	$954,139	$—	$217,164,634

Overseas Equity Index Fund
Assets:
Common Stocks
Consumer Discretionary	$—	$13,694,314	$—	$13,694,314
Consumer Staples	—	13,766,770	—	13,766,770
Energy	—	12,012,583	—	12,012,583
Financials	—	33,890,959	—	33,890,959
Health Care	—	11,500,387	—	11,500,387
Industrials	—	15,668,555	—	15,668,555
Information Technology	—	7,216,691	—	7,216,691
Materials	—	12,621,900	—	12,621,900
Telecommunication Services	—	8,355,574	—	8,355,574
Utilities	—	8,800,253	—	8,800,253
Total Common Stocks	—	137,527,986	—	137,527,986

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Overseas Equity Index Fund (continued)
Assets (continued):
Preferred Stocks
Consumer Discretionary	$—	$242,122	$—	$242,122
Consumer Staples	—	89,565	—	89,565
Health Care	—	70,334	—	70,334
Utilities	—	42,004	—	42,004
Total Preferred Stocks	—	444,025	—	444,025
Rights
Consumer Staples	—	2,026	—	2,026
Energy	—	4,743	—	4,743
Financials	—	—	—	—
Industrials	—	363	—	363
Materials	—	139,091	—	139,091
Total Rights	—	146,223	—	146,223
Warrants
Consumer Staples	—	649	—	649
Financials	—	733	—	733
Total Warrants	—	1,382	—	1,382
U.S. Treasury Obligations	—	304,907	—	304,907
Cash Equivalents	15,643,331	408,900	—	16,052,231
Futures	7,296	—	—	7,296
Forward Currency Contracts	—	42,359	—	42,359
Total Assets	$15,650,627	$138,875,782	$—	$154,526,409

Liabilities:
Futures	(19,067)	—	—	(19,067)
Forward Currency Contracts	—	(3,469)	—	(3,469)
Total Liabilities	(19,067)	(3,469)	—	(22,536)
Total	$15,631,560	$138,872,313	$—	$154,503,873

Model Portfolio Savings Oriented Fund
Assets:
Affiliated Mutual Funds	$266,955,106	$—	$—	$266,955,106

Model Portfolio Conservative Growth Fund
Assets:
Affiliated Mutual Funds	$461,111,184	$—	$—	$461,111,184

Model Portfolio Traditional Growth Fund
Assets:
Affiliated Mutual Funds	$1,135,983,940	$—	$—	$1,135,983,940

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Model Portfolio Long-Term Growth Fund
Assets:
Affiliated Mutual Funds	$1,325,272,938	$—	$—	$1,325,272,938

Model Portfolio All-Equity Growth Fund
Assets:
Affiliated Mutual Funds	$444,275,939	$—	$—	$444,275,939

Milestone Retirement Income Fund
Assets:
Affiliated Mutual Funds	$53,569,241	$—	$—	$53,569,241

Milestone 2010 Fund
Assets:
Affiliated Mutual Funds	$75,930,332	$—	$—	$75,930,332

Milestone 2015 Fund
Assets:
Affiliated Mutual Funds	$143,489,237	$—	$—	$143,489,237

Milestone 2020 Fund
Assets:
Affiliated Mutual Funds	$139,217,673	$—	$—	$139,217,673

Milestone 2025 Fund
Assets:
Affiliated Mutual Funds	$107,268,120	$—	$—	$107,268,120

Milestone 2030 Fund
Assets:
Affiliated Mutual Funds	$87,535,407	$—	$—	$87,535,407

Milestone 2035 Fund
Assets:
Affiliated Mutual Funds	$52,233,727	$—	$—	$52,233,727

Milestone 2040 Fund
Assets:
Affiliated Mutual Funds	$59,178,294	$—	$—	$59,178,294

At June 30, 2009, the funds did not hold any investment with significant unobservable inputs (Level 3).

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Options

Exchange traded options normally will be priced based on the last reported sale price on the exchange on which the option is principally traded. Certain markets are not closed at valuation time. In these situations, a pricing service may provide snapshot prices. If no sales are reported on a particular day, a pricing service normally will use the mean between the last bid and asked quotations. Non-exchange traded options also normally will be priced by a pricing service at the mean between bid and asked quotations.

Futures

Futures contracts normally will be priced at the settlement prices established each day on the exchange on which they are traded, as provided by a pricing service.

Forward Currency Contracts

These contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time.

Interest Rate Swaps (including Inflation Swaps)

Interest rate swaps normally will be priced based on a snapshot of the relevant country’s swap curve and a swap valuation model. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at fair value in accordance with the Valuation Procedures.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant country’s swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in an option valuation model. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at fair value in accordance with the Valuation Procedures.

Total Return Swaps

Total return swaps are normally priced based on cash flow forecasts for the reference entity (which may themselves be model-driven in the case of assets with embedded options), a credit default curve corresponding to the reference asset (if applicable), and a snapshot of the relevant interest rate swap curve. The valuation approach incorporates concepts and algorithms used in credit default swap and interest rate models. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at fair value in accordance with the Valuation Procedures.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes, except for the Core Bond Index Fund, which does not amortize bond premium for tax purposes.

Reclassification of Financial Information — Low Duration Bond Fund

As a result of a revision to the year ended December 31, 2008 amortized premium and discount on debt securities, certain amounts for the fiscal year ended December 31, 2008 have been restated. The impact to net investment income was an increase of $1,609,713 with a corresponding decrease to realized gain and increase to unrealized depreciation

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

of $136,204 and $1,473,509, respectively. The revision has no impact on the net assets and is not material to the financial statements taken as a whole.

Dividends and Distributions to Shareholders

Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividends from net investment income, if any, are declared and paid monthly to shareholders of the Core Bond Index, Low Duration Bond, and Inflation Protected Securities Funds. Dividends from net investment income, if any, are declared daily and paid monthly to shareholders of the Money Market Fund. For the remaining funds, dividends from net investment income, if any, are declared and paid annually to shareholders. Distributions from any net realized capital gains, if any, are generally declared and paid annually to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on investment securities, and differing characterizations of distributions being made by each fund.

Certain differences are permanent, and result in reclassifications among paid-in capital, net investment income or realized gains. These include net operating losses not utilized during the current year, commission adjustments, pay-down gains and losses, bond premium amortization, foreign currency gains and losses, taxable over-distributions or returns of capital, and adjustments relating to dispositions of Real Estate Investment Trust and Passive Foreign Investment Company securities. These reclassifications have no effect on net assets or net asset values per share, and they do not affect the net investment income per share calculations presented in the Financial Highlights.

Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Any taxable income or gains remaining at fiscal year-end are distributed in the following year. Therefore, no provision for federal income or excise taxes was required.

The Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” which establishes guidelines for recognizing, measuring, and disclosing tax return positions in financial statements. Management has evaluated the Company’s tax positions and determined that the application of FIN 48 had no material impact on the Company’s financial statements. Accordingly, no adjustments for unrecognized tax benefits or related interest or penalties were required as of June 30, 2009. If applicable, the Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other Expenses” in the Statement of Operations. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease in the next twelve months.

Futures Contracts

Certain funds may enter into futures contracts to seek to manage or “hedge” against certain investment risks presented by a fund’s portfolio holdings or investment strategies, such as interest rate risk (which is the risk that interest rates will rise, causing bond prices to fall) or stock market risk (which is the risk that stock prices overall will decline over short or extended periods). Some funds also may use futures contracts to obtain investment exposure to an asset or asset class without purchasing or selling the assets directly.

Funds that may use futures contracts to manage interest rate risk include: the Low Duration Bond Fund, Inflation Protected Securities Fund, Asset Allocation Fund, Discovery Fund, Diversified Assets Fund, and Core Bond Index Fund. Funds that may use futures contracts to seek to manage stock market risks include: Asset Allocation Fund, Equity Income Fund, Growth & Income Fund, Growth Fund, Select Value Fund, Aggressive Opportunities Fund, Discovery Fund, International Fund, Diversified Assets Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, and Overseas Equity Index Fund

Funds that may use futures contracts to gain exposure to certain asset classes include: the Asset Allocation Fund, Discovery Fund, Diversified Asset Fund, Inflation Protected Securities fund, Low Duration Bond Fund, Inflation

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Protected Securities fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund and Overseas Equity Index Fund.

Certain funds also may be permitted (but are not required) to use futures contracts for other purposes, as described in the prospectus and Statement of Additional Information, but any such uses generally would not be as common as the primary and secondary uses described above.

A futures contract is an agreement between two parties to buy and sell a security, commodity, or index at a set price on a future date.

Upon entering into a futures contract, a fund is required to deposit an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures transactions and change in net unrealized appreciation (depreciation) on futures, respectively.

Risks of entering into futures contracts include: a fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts; there may be an imperfect correlation between the changes in market value of the securities or index underlying the futures or options on futures and the prices of futures and options on futures; trading restrictions or limitations may be imposed by an exchange; government regulations may restrict trading in futures contracts; and there may not always be a liquid secondary market for a futures contract, and, therefore, a fund may be unable to close out its futures contracts at a time that is advantageous. The amounts at risk under such futures contracts may exceed the amounts reflected in the financial statements.

During the six months ended June 30, 2009, the Low Duration Bond Fund, Inflation Protected Securities Fund, Asset Allocation Fund, Discovery Fund, Diversified Assets Fund, 500 Stock Fund, Broad Market Index Fund, Mid/Small Company Index Fund, and Overseas Equity Index Fund purchased and /or sold futures contracts.

As of June 30, 2009, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Sold
64	CBT	U.S. 2 Year Treasury Note	September 2009	$13,838,000	$(84,230)
28	CBT	U.S. 5 Year Treasury Note	September 2009	3,212,125	20,462
		Net Unrealized Depreciation on Futures Contracts			$(63,768)

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Inflation Protected Securities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
14	EUX	Euro-Bobl	September 2009	$2,267,426	$17,374
41	CBT	U.S. 5 Year Treasury Note	September 2009	4,703,469	(22,616)
					$(5,242)
Sold
29	CBT	U.S. 10 Year Treasury Note	September 2009	$3,371,703	$(24,548)
9	CBT	U.S. 20 Year Treasury Bond	September 2009	1,065,234	(7,986)
					$(32,534)
		Net Unrealized Depreciation on Futures Contracts			$(37,776)

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
83	CME	S&P 500 Index	September 2009	$18,996,625	$(449,361)
390	CBT	U.S. 30 Year Treasury Bond	September 2009	46,160,156	738,189
					$288,828
Sold
45	CME	E-MINI S&P 500 Index	September 2009	$2,059,875	$(60,440)
		Net Unrealized Appreciation on Futures Contracts			$228,388

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Purchased
1,268	NYF	E-MINI Russell 2000 Index	September 2009	$64,312,960	$(224,747)
		Net Unrealized Depreciation on Futures Contracts			$(224,747)

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Diversified Assets Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
11	EOE	Amsterdam Index	July 2009	$785,301	$7,640
259	SFE	Australian Government 10 Year Bond	September 2009	21,664,710	134,802
300	EOP	CAC 40 Index	July 2009	13,198,013	(348,169)
4	EUX	DAX Index	September 2009	676,104	(11,248)
165	CME	E-MINI S&P 500 Index	September 2009	7,552,875	4,492
201	LIF	FTSE 100 Index	September 2009	13,948,302	(239,023)
16	MIL	FTSE/MIB Index	September 2009	2,142,208	34,925
112	MFM	IBEX 35 Index	July 2009	15,267,273	552,395
9	MSE	S&P/TSX 60 Index	September 2009	970,451	(26,375)
19	SFE	SPI 200 Index	September 2009	1,493,127	(27,164)
62	TSE	TOPIX Index	September 2009	5,949,966	35,024
63	LIF	UK Gilt Long Bond	September 2009	12,238,708	253,966
					$371,265
Sold
379	SGX	10 Year Mini-JGB	September 2009	$54,370,478	$(923,486)
70	EOE	Amsterdam Index	July 2009	4,997,373	79,510
13	MSE	Canadian Government 10 Year Bond	September 2009	1,355,268	(13,394)
21	EUX	DAX Index	September 2009	3,549,544	11,858
1	EUX	Euro Bund	September 2009	169,857	(4,379)
19	MIL	FTSE/MIB Index	September 2009	2,543,872	64,638
1	HKG	Hang Seng Index	July 2009	118,838	(1,932)
540	SSE	OMX Stockholm 30 Index	July 2009	5,564,737	(72,029)
84	MSE	S&P/TSX 60 Index	September 2009	9,057,542	245,171
123	SFE	SPI 200 Index	September 2009	9,666,034	155,978
141	TSE	TOPIX Index	September 2009	13,531,375	(21,611)
1	CBT	U.S. 10 Year Treasury Note	September 2009	116,266	(315)
					$(479,991)
		Net Unrealized Depreciation on Futures Contracts			$(108,726)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
Purchased
266	CME	E-MINI S&P 500 Index	September 2009	$12,176,150	$31,379
		Net Unrealized Appreciation on Futures Contracts			$31,379

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Purchased
37	NYF	E-MINI Russell 2000 Index	September 2009	$1,876,640	$(48,834)
216	CME	E-MINI S&P 500 Index	September 2009	9,887,400	(200,461)
		Net Unrealized Depreciation on Futures Contracts			$(249,295)

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
Purchased
28	NYF	E-MINI Russell 2000 Index	September 2009	$1,420,160	$7,616
25	CME	E-MINI S&P MidCap 400	September 2009	1,441,750	13,301
		Net Unrealized Appreciation on Futures Contracts			$20,917

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
42	EUX	DJ Euro STOXX 50 Index	September 2009	$1,412,894	$(8,706)
11	LIF	FTSE 100 Index	September 2009	763,340	(10,361)
3	SFE	SPI 200 Index	September 2009	235,757	3,827
10	TSE	TOPIX Index	September 2009	959,672	3,469
		Net Unrealized Depreciation on Futures Contracts			$(11,771)

Forward Foreign Currency Exchange Contracts

Certain funds may enter into forward foreign currency exchange contracts to seek to manage or “hedge” against the currency risks to which a fund may be exposed in pursuing its investment objective(s). Currency risk is the risk that foreign currency values will decline in value relative to the U.S. dollar. This risk arises in connection with a fund’s investments in securities or other assets that are denominated in foreign currencies. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of any securities held by a fund and denominated in that currency. The following funds are permitted (but not required) to use forward foreign currency exchange contracts to manage any foreign currency risk to which they may be exposed from time to time: the Low Duration Bond Fund, Inflation Protected Securities Fund, Equity Income Fund, Growth & Income Fund, Growth Fund, Select Value Fund, Aggressive Opportunities Fund, Discovery Fund, International Fund, Diversified Assets Fund, and Overseas Equity Index Fund. Secondarily, certain funds, such as the Diversified Assets Fund, may enter into forward foreign currency exchange contracts in order to gain investment exposure to a foreign currency.

Certain funds may be permitted (but are not required) to enter into forward foreign currency exchange contracts for other purposes, as described in the prospectus and/or Statement of Additional Information, but any such uses generally would not be as common as the primary and secondary uses described above.

A forward foreign currency exchange contract is a privately negotiated agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively.

Risks of entering into forward foreign currency exchange contracts include the possibility that foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. The use of over-the-counter forward foreign currency exchange contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations. The risk of loss from non-performance by the counterparty may be reduced by the use of a written agreement with the counterparty that includes certain safeguards regarding the counterparty’s obligations.

Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. During the six months ended June 30, 2009, the Low Duration Bond Fund, Inflation Protected Securities Fund, Discovery Fund, International Fund, Diversified Assets Fund, and Overseas Equity Index Fund participated in forward foreign currency exchange contracts.

As of June 30, 2009, the following funds had open forward foreign currency exchange contracts outstanding:

Low Duration Bond Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2009	Net Unrealized Appreciation
Sale	EUR	USD	07/13/2009	$16,547,489	$16,347,411	$200,078
	Net Unrealized Appreciation on Forward Foreign Currency Contracts					$200,078

Inflation Protected Securities Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2009	Net Unrealized Appreciation/ (Depreciation)
Purchase	USD	JPY	08/26/2009	$1,420,287	$1,441,156	$20,869
Sale	JPY	USD	08/26/2009	1,438,969	1,441,156	(2,187)
	Net Unrealized Appreciation on Forward Foreign Currency Contracts					$18,682

Discovery Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2009	Net Unrealized Appreciation/ (Depreciation)
Purchase	USD	EUR	07/13/2009	$3,334,999	$3,333,939	$(1,060)
Sale	EUR	USD	07/13/2009	5,551,553	5,520,983	30,570
	Net Unrealized Appreciation on Forward Foreign Currency Contracts					$29,510

International Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2009	Net Unrealized Appreciation
Purchase	CAD	EUR	07/08/2009	$2,585,958	$2,715,076	$129,118
Purchase	CHF	EUR	07/08/2009	961,110	966,981	5,871
						$134,989
Sale	CHF	USD	07/22/2009	$1,565,000	$1,554,363	$10,637
	Net Unrealized Appreciation on Forward Foreign Currency Contracts					$145,626

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Diversified Assets Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2009	Net Unrealized Appreciation/ (Depreciation)
Purchase	USD	AUD	08/05/2009	$11,841,526	$12,491,639	$650,113
Purchase	USD	CAD	08/05/2009	741,601	736,022	(5,579)
Purchase	USD	CHF	08/05/2009	16,467,874	16,992,758	524,884
Purchase	USD	EUR	08/05/2009	11,656,482	11,695,559	39,077
Purchase	USD	GBP	08/05/2009	12,319,025	13,275,930	956,905
Purchase	USD	JPY	08/05/2009	15,957,331	16,178,089	220,758
Purchase	USD	NOK	08/05/2009	4,279,303	4,342,978	63,675
Purchase	USD	NZD	08/05/2009	2,261,238	2,349,094	87,856
Purchase	USD	SEK	08/05/2009	1,183,546	1,176,824	(6,722)
						$2,530,967
Sale	AUD	USD	08/05/2009	$596,043	$609,988	$(13,945)
Sale	CAD	USD	08/05/2009	11,307,864	11,509,429	(201,565)
Sale	CHF	USD	08/05/2009	4,190,328	4,169,978	20,350
Sale	EUR	USD	08/05/2009	31,250,737	32,371,181	(1,120,444)
Sale	GBP	USD	08/05/2009	17,312,131	17,814,082	(501,951)
Sale	JPY	USD	08/05/2009	13,222,799	13,241,919	(19,120)
Sale	NZD	USD	08/05/2009	1,606,512	1,828,541	(222,029)
						$(2,058,704)
	Net Unrealized Appreciation on Forward Foreign Currency Contracts					$472,263

Overseas Equity Index Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2009	Net Unrealized Appreciation/ (Depreciation)
Purchase	USD	AUD	09/16/2009	$227,678	$230,196	$2,518
Purchase	USD	EUR	09/16/2009	2,018,327	2,017,977	(350)
Purchase	USD	GBP	09/16/2009	1,370,226	1,377,986	7,760
Purchase	USD	JPY	09/16/2009	2,014,846	2,046,927	32,081
						$42,009
Sale	EUR	USD	09/16/2009	$120,257	$121,339	$(1,082)
Sale	GBP	USD	09/16/2009	242,456	243,274	(818)
Sale	JPY	USD	09/16/2009	61,462	62,681	(1,219)
						$(3,119)
	Net Unrealized Appreciation on Forward Foreign Currency Contracts					$38,890

Glossary:

AUD —  Australian Dollar

CAD —  Canadian Dollar

CHF  —  Swiss Franc

EUR  —  European Monetary Unit

GBP  —  British Pound Sterling

JPY   —  Japanese Yen

NOK—  Norwegian Krone

NZD —  New Zealand Dollar

SEK —  Swedish Krona

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Option Contracts

Certain funds may enter into option contracts to seek to manage or “hedge” against one or more of the investment risks to which a fund may be exposed from time to time in pursuing its investment objective(s), including, for example, debt instrument market risks (such as interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument) and stock market risk (which is the risk that stock prices overall will decline over short or extended periods). Funds that may use option contracts to, among other things, manage debt instrument market risk include: the Low Duration Bond Fund and Inflation Protected Securities Fund. Funds that may use option contracts to manage stock market risk include: the Growth Fund, Select Value Fund, Aggressive Opportunities Fund, Discovery Fund, International Fund, and Diversified Assets Fund. Secondarily, some funds, such as the Diversified Assets Fund and Inflation Protected Securities Fund, may use option contracts to gain investment exposure to certain asset classes.

Certain funds also may be permitted (but are not required) to use option contracts for other purposes, as described in the prospectus and Statement of Additional Information, but any such uses generally would not be as common as the primary and secondary uses described above.

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities prices or another instrument, such as a futures contract) with another party at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security (ies) or instrument from the other party; a put option gives the holder the right to sell the underlying security (ies) or instrument to the other party. Purchasing a put option contract protects the purchaser from declines in market value on the underlying index or security. Purchasing a call option contract may enable the purchaser to benefit from price appreciation (if any) in the underlying index or security.

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of each is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Options written are reported as a liability in a fund’s Statement of Assets and Liabilities. Gains and losses are reported in a fund’s Statement of Operations. Option contract transactions may incur a commission, in addition to the premium paid or received.

A risk in writing, which is selling, a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. A risk in buying an option is that the fund pays a premium whether or not the option is exercised. The use of derivative instruments may also include counterparty risk, which is the risk that the other party to a derivative contract may not fulfill its obligations. The risk of loss from non-performance by the counterparty may be reduced by the use of a written agreement with the counterparty that includes certain safeguards regarding the counterparty’s obligations.

During the six months ended June 30, 2009, the Inflation Protected Securities Fund and Diversified Assets Fund purchased and / or sold put options and call options.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Written option activity for the six month period ended June 30, 2009 was as follows:

Inflation Protected Securities Fund

	Call Options		Put Options		Total
	# Contracts	Premium	# Contracts	Premium	# Contracts	Premium
Beginning balance as of 01/01/2009	—	$—	—	$—	—	$—
Contracts written	—	—	28	9,547	28	9,547
Contracts closed	—	—	(23)	(7,842)	(23)	(7,842)
Contracts expired	—	—	(5)	(1,705)	(5)	(1,705)
Ending balance as of 06/30/2009	—	$—	—	$—	—	$—

Swap Agreements

Certain funds may enter into swap agreements to seek to manage or “hedge” against one or more investment risks to which a fund may be exposed from time to time in pursing its investment objective(s), including, for example, interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument. Funds that may use swap agreements to manage the interest rate risk or credit risk include: the Low Duration Bond Fund, Inflation Protected Securities Fund, Discovery Fund, Diversified Assets Fund, and Core Bond Index Fund. Secondarily, some funds, such as the Diversified Assets Fund and Inflation Protected Securities fund, may use swap agreements to gain investment exposure to certain asset classes.

Certain funds also may be permitted (but are not required) to use swap agreements for other purposes, as described in the prospectus and Statement of Additional Information, but any such uses generally would not be as common as the primary and secondary uses described above.

Generally, a swap is a privately-negotiated agreement between two parties to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange between two parties of their respective commitments to pay or receive interest with respect to a notional amount of principal. An inflation swap agreement involves the exchange between two parties of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation.

The swaps listed below are marked to market daily using third party pricing vendors or a Bloomberg Swap Curve Calculator, and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.

Changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swaps transactions and change in net unrealized appreciation (depreciation) on swaps, respectively.

The risks of entering into swap agreements include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of derivative instruments may also include counterparty risk, which is the risk that the other party to a derivative contract may not fulfill its obligations. The risk of loss from non-performance by the counterparty may be reduced by the use of a written agreement with the counterparty that includes certain safeguards regarding the counterparty’s obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swap agreements are not traded on exchanges or other organized markets and thus may be less liquid than other derivative instruments.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

During the six months ended June 30, 2009, the Inflation Protected Securities Fund participated in interest rate swap agreements.

At June 30, 2009, the following swap agreements were outstanding:

Inflation Protected Securities Fund

Interest Rate Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6 month LIBOR	5.00%	03/20/2013	GBP 1,000,000	$109,572
Morgan Stanley Capital Services	3 month LIBOR	3.00%	06/16/2011	USD 26,000,000	(73,541)
Morgan Stanley Capital Services	Daily Brazil CETIP Interbank Deposit Rate	12.54%	01/02/2012	BRL 6,600,000	105,455
Royal Bank of Scotland plc	3 month LIBOR	4.00%	12/16/2014	USD 10,800,000	125,470
Royal Bank of Scotland plc	3 month LIBOR	3.50%	06/24/2016	USD 300,000	1,954
					$268,910

Inflation Linked Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Barclays Bank plc	UK Non-revised Retail Price Index All Items	3.25%	12/14/2017	GBP 400,000	$14,562
Royal Bank of Scotland plc	UK Non-revised Retail Price Index All Items	3.18%	12/19/2017	GBP 500,000	12,827
Royal Bank of Scotland plc	UK Non-revised Retail Price Index All Items	3.44%	09/10/2027	GBP 200,000	(7,290)
					$20,099

Glossary:

BRL  — Brazilian Real

GBP  — British Pound

SwapOptions (“Swaptions”)

Certain funds may enter into swap options (or “swaption”) to seek to manage or “hedge” against one or more investment risks to which a fund may be exposed from time to time in pursuing its investment objective(s), including, for example, interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument. Funds that may use swaptions to manage interest rate or credit risks include: the Low Duration Bond Fund, Inflation Protected Securities Fund, Discovery Fund, Diversified Assets Fund, and Core Bond Index Fund. Secondarily, some funds, such as the Diversified Assets Fund and the Inflation Protected Securities Fund, may use swaptions to gain investment exposure to certain asset classes.

Certain funds also may be permitted (but are not required) to use swaptions for other purposes, as described in the prospectus and Statement of Additional Information, but any such uses generally would not be as common as the primary and secondary uses described above.

A swaption is a contract that gives a counterparty the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When a fund purchases a swaption, it risks losing only

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations. The risk of loss from non-performance by the counterparty may be reduced by the use of a written agreement with the counterparty that includes certain safeguards regarding the counterparty’s obligations.

The fund records an unrealized gain or loss for the amount expected to be received or paid under the agreement if such agreement was terminated at valuation. The unrealized gain or loss is recorded in the fund’s Statement of Assets and Liabilities.

During the six months ended June 30, 2009, the Inflation Protected Securities Fund participated in interest rate swaption agreements.

Written swaption activity for the six month period ended June 30, 2009 was as follows:

Inflation Protected Securities Fund

	Call Swaptions		Put Swaptions		Total
	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 01/01/2009	$4,400,000	$107,490	$1,800,000	$12,343	$6,200,000	$119,833
Written	34,750,000	116,495	61,750,000	416,916	96,500,000	533,411
Closed	(36,150,000)	(181,985)	(45,350,000)	(243,893)	(81,500,000)	(425,878)
Expired	—	—	—	—	—	—
Ending balance as of 06/30/2009	$3,000,000	$42,000	$18,200,000	$185,366	$21,200,000	$227,366

Exchange	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Put—Interest Rate Swaption	$10,100,000	4.25%	8/21/2009	$36,133
OTC	Put—Interest Rate Swaption	5,100,000	1.75%	8/25/2011	(8,906)
OTC	Call—Interest Rate Swaption	3,000,000	3.42%	11/23/2009	(30,934)
OTC	Put—Interest Rate Swaption	3,000,000	3.42%	11/23/2009	30,006
					$26,299

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Values of Derivative Instruments for period ended June 30, 2009:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Low Duration Bond Fund
Interest rate contracts	Receivable for variation margin on futures contracts	$20,462	*	Payable for variation margin on futures contracts	$84,230	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	200,078		Unrealized depreciation on forward foreign currency exchange contracts	—
Total		$220,540			$84,230
Inflation Protected Securities Fund
Interest rate contracts	Receivable for variation margin on futures contracts and unrealized appreciation on swaps	$387,214	*	Payable for variation margin on futures contracts and written options at value	$337,048	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	20,869		Unrealized depreciation on forward foreign currency exchange contracts	2,187
Total		$408,083			$339,235
Asset Allocation Fund
Interest rate contracts	Receivable for variation margin on futures contracts	$738,189	*	Payable for variation margin on futures contracts	$—
Equity contracts	Receivable for variation margin on futures contracts	—		Payable for variation margin on futures contracts	509,801	*
Total		$738,189			$509,801
Discovery Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$30,570		Unrealized depreciation on forward foreign currency exchange contracts	$1,060
Equity contracts	Receivable for variation margin on futures contracts	—		Payable for variation margin on futures contracts	224,747	*
Total		$30,570			$225,807
International Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$145,626		Unrealized depreciation on forward foreign currency exchange contracts	$—
Total		$145,626			$—
Diversified Assets Fund
Interest rate contracts	Securities, at market value— purchased options and receivable for variation margin on futures contracts	$924,552	ˆ	Payable for variation margin on futures contracts	$941,574	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	2,563,618		Unrealized depreciation on forward foreign currency exchange contracts	2,091,355

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Diversified Assets Fund (continued)
Equity contracts	Receivable for variation margin on futures contracts	1,191,631	*	Payable for variation margin on futures contracts	747,551	*
Total		$4,679,801			$3,780,480
500 Stock Index Fund
Equity contracts	Receivable for variation margin on futures contracts	$31,379	*	Payable for variation margin on futures contracts	$—
Total		$31,379			$—
Broad Market Index Fund
Equity contracts	Receivable for variation margin on futures contracts	$—		Payable for variation margin on futures contracts	$249,295	*
Total		$—			$249,295
Mid/Small Company Index Fund
Equity contracts	Receivable for variation margin on futures contracts	$20,917	*	Payable for variation margin on futures contracts	$—
Total		$20,917			$—
Overseas Equity Index Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$42,359		Unrealized depreciation on forward foreign currency exchange contracts	$3,469
Equity contracts	Receivable for variation margin on futures contracts	7,296	*	Payable for variation margin on futures contracts	19,067	*
Total		$49,655			$22,536

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Financial Statements. Only the current day’s variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

ˆ	Includes cumulative appreciation (depreciation) of futures contracts and options on futures at value as reported in the Notes to Financial Statements and Schedule of Investments, respectively. Only the current day’s variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

The Effect of Derivative Instruments on the Statement of Operations for the six month period ended June 30, 2009:

Low Duration Bond Fund

Realized Gain (Loss) on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$185,584	$—	$—	$185,584
Foreign exchange contracts	—	—	(1,813,677)	—	(1,813,677)
Total	$—	$185,584	$(1,813,677)	$—	$(1,628,093)

Unrealized Appreciation (Depreciation) on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$(179,337)	$—	$—	$(179,337)
Foreign exchange contracts	—	—	941,347	—	941,347
Total	$—	$(179,337)	$941,347	$—	$762,010

Inflation Protected Securities Fund

Realized Gain (Loss) on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$273,843	$(66,424)	$—	$694,070	$901,489
Foreign exchange contracts	—	—	(7,296)	—	(7,296)
Total	$273,843	$(66,424)	$(7,296)	$694,070	$894,193

Unrealized Appreciation (Depreciation) on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$170,781	$9,866	$—	$(1,329,695)	$(1,149,048)
Foreign exchange contracts	—	—	18,682	—	18,682
Total	$170,781	$9,866	$18,682	$(1,329,695)	$(1,130,366)

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Asset Allocation Fund

Realized Loss on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$(3,592,036)	$—	$—	$(3,592,036)
Equity contracts	—	(4,209,869)	—	—	(4,209,869)
Total	$—	$(7,801,905)	$—	$—	$(7,801,905)

Unrealized Appreciation (Depreciation) on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$738,189	$—	$—	$738,189
Equity contracts	—	(1,191,390)	—	—	(1,191,390)
Total	$—	$(453,201)	$—	$—	$(453,201)

Discovery Fund

Realized Gain (Loss) on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$(320,692)	$—	$(320,692)
Equity contracts	—	8,815,338	—	—	8,815,338
Total	$—	$8,815,338	$(320,692)	$—	$8,494,646

Unrealized Appreciation (Depreciation) on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$248,295	$—	$248,295
Equity contracts	—	(6,378,996)	—	—	(6,378,996)
Total	$—	$(6,378,996)	$248,295	$—	$(6,130,701)

International Fund

Realized Gain on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$242,282	$—	$242,282

Unrealized Appreciation on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$17,928	$—	$17,928

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Diversified Assets Fund

Realized Gain (Loss) on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$494,995	$2,023,844	$—	$—	$2,518,839
Foreign exchange contracts	—	—	(930,890)	—	(930,890)
Equity contracts	339,571	2,102,197	—	—	2,441,768
Total	$834,566	$4,126,041	$(930,890)	$—	$4,029,717

Unrealized Appreciation (Depreciation) on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$118,264	$(725,255)	$—	$—	$(606,991)
Foreign exchange contracts	—	—	534,209	—	534,209
Equity contracts	—	379,649	—	—	379,649
Total	$118,264	$(345,606)	$534,209	$—	$306,867

500 Stock Index Fund

Realized Gain on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity contracts	$—	$644,602	$—	$—	$644,602

Unrealized Depreciation on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity contracts	$—	$(52,605)	$—	$—	$(52,605)

Broad Market Index Fund

Realized Gain on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity contracts	$—	$246,203	$—	$—	$246,203

Unrealized Depreciation on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity contracts	$—	$(443,666)	$—	$—	$(443,666)

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Mid/Small Company Index Fund

Realized Gain on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity contracts	$—	$438,123	$—	$—	$438,123

Unrealized Depreciation on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity contracts	$—	$(105,909)	$—	$—	$(105,909)

Overseas Equity Index Fund

Realized Gain on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$258,651	$—	$258,651
Equity contracts	—	91,151	—	—	91,151
Total	$—	$91,151	$258,651	$—	$349,802

Unrealized Depreciation on Derivatives
Derivatives Not Accounted for as Hedging Instruments under Statement 133	Options	Futures	Forward Currency Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$(76,251)	$—	$(76,251)
Equity contracts	—	(77,268)	—	—	(77,268)
Total	$—	$(77,268)	$(76,251)	$—	$(153,519)

The value of derivative instruments at period end and effect of derivatives on the Statements of Operations is indicative of the funds’ typical volume.

3.	U.S. Treasury Guarantee Program

On September 19, 2008, the U.S. Treasury announced the establishment of the U.S. Treasury Temporary Guarantee Program (the “Guarantee Program”) for money market funds. The Guarantee Program covers investors in a participating money market fund who were invested in the fund on September 19, 2008, and continue to hold at least one share of the fund until the date when a Guarantee Event occurs, i.e., the fund “breaks the buck.” Coverage is limited to the lower of the amount invested on September 19, 2008, or on the date the money market fund “breaks the buck.” The Short-Term Investment Liquid Assets Portfolio (the “Portfolio”), in which the Money Market Fund invests, is participating in the Guarantee Program. As a result, shareholders of the Portfolio, including the Money Market Fund, are guaranteed to receive $1.00 per share held as of September 19, 2008, subject to the terms of the Guarantee Program. The Guarantee Program has been extended through September 18, 2009, after which the U.S. Secretary of the Treasury will review the need and terms for further extension. The Portfolio is participating in the Guarantee Program through September 18, 2009.

4.	Agreements and Other Transactions with Affiliates

VIA, a wholly owned subsidiary of ICMA-RC, provides investment advisory services to each of the funds. Pursuant to Master Advisory Agreements, VIA is entitled to receive 0.10% of the average daily net assets of each Actively Managed and Milestone Fund and 0.05% of the average daily net assets of the Index Funds. Effective July 1, 2005, VIA is entitled to receive 0.10% on the first $500 million of net assets, 0.09% on the next $500 million of net assets, and 0.08% on

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

net assets over $1 billion for each Model Portfolio Fund. For these services, VIA received $5,636,981 in the aggregate for the six month period ended June 30, 2009.

VIA and the Company contract with one or more subadvisers (“Subadvisers”) for the day-to-day management of each of the funds other than the Money Market Fund, Model Portfolio Funds and Milestone Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management, except that the subadviser fee for Analytic Investors, LLC and Mellon Capital Management Corporation for the Diversified Assets Fund is calculated based on the average net asset value of the fund’s assets allocated and assigned to each of them by VIA. The fee structure for many of the Subadvisers provides for a range of fees so that as average net assets of a fund increase the rate of fee paid decreases. With other Subadvisers, one fee is applicable to all levels of assets under management. Additional information about each Subadviser’s fee is presented in the Company’s Prospectus and Statement of Additional Information. Fees paid by each fund to Subadvisers during the six month period ended June 30, 2009 are presented in the “Additional Information” section of these Notes. The Subadviser’s fees during the six month period ended June 30, 2009 are shown here as an annual percentage of average net assets under management, except that the subadviser fee for Analytic Investors, LLC and Mellon Capital Management Corporation for the Diversified Assets Fund which is calculated based on the average net asset value of the assets allocated and assigned to each of them by VIA.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of subadviser fee waivers)
Low Duration Bond	Payden & Rygel	0.10%
	STW Fixed Income Management Ltd.	0.20%

Inflation Protected Securities	Pacific Investment Management Company, LLC	0.20%
	BlackRock Financial Management, Inc.	0.11%

Asset Allocation	Mellon Capital Management Corporation	0.29%

Equity Income	Barrow, Hanley, Mewhinney & Strauss, Inc.	0.25%
	T. Rowe Price Associates, Inc.	0.38%
	Southeastern Asset Management, Inc.	0.53%

Growth & Income	Capital Guardian Trust Company (1)	0.24%
	Fiduciary Management, Inc.	0.30%
	T. Rowe Price Associates, Inc.	0.39%
	Wellington Management Company, LLP	0.29%

Growth	Columbus Circle Investors	0.35%
	D.G. Capital Management Trust	0.46%
	Legg Mason Capital Management, Inc.	0.32%
	Tukman Grossman Capital Management, Inc.	0.40%
	Westfield Capital Management Company, LLC	0.34%

Select Value	Artisan Partners Limited Partnership	0.55%
	WEDGE Capital Management L.L.P.	0.56%
	Systematic Financial Management L.P.	0.45%

Aggressive Opportunities	Legg Mason Capital Management, Inc.	0.32%
	Southeastern Asset Management, Inc.	0.59%
	TimesSquare Capital Management, LLC	0.50%
	T. Rowe Price Associates, Inc.	0.58%

Discovery	Payden & Rygel	0.15%
	Wellington Management Company, LLP	0.73%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of subadviser fee waivers)
International	Artisan Partners Limited Partnership	0.70%
	Capital Guardian Trust Company (2)	0.47%
	GlobeFlex Capital, LP	0.40%
	Walter Scott & Partners Limited	0.58%

Diversified Assets	Analytic Investors, Inc	0.45%
	Drake Capital Management, LLC (3)	0.23%
	Mellon Capital Management Corporation	0.65%
	Payden & Rygel	0.08%

Core Bond Index	Mellon Capital Management Corporation	0.02%

500 Stock Index	Mellon Capital Management Corporation	0.02%

Broad Market Index	Mellon Capital Management Corporation	0.02%

Mid/Small Company Index	Mellon Capital Management Corporation	0.05%

Overseas Equity Index	Mellon Capital Management Corporation	0.08%

(1)	Terminated as a subadviser on January 31, 2009.

(2)	Minimum fee of $337,500 per year.

(3)	Terminated as a subadviser April 10, 2009.

Expenses

The Model Portfolio Funds and Milestone Funds incur fees and expenses indirectly as shareholders in their respective underlying funds and the Money Market Fund incurs fees and expenses indirectly as a shareholder of the Portfolio. Because the underlying funds have varied expense and fee levels and the Model Portfolio, Milestone and Money Market Funds may own different proportions of such funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio, Milestone, and Money Market Funds will vary.

Fee Waivers

VIA will waive its management fee or reimburse expenses to the extent necessary as a result of any increase in subadvisory fees payable by the Growth Fund that would cause the aggregate management and subadvisory fees of the Growth Fund to exceed 0.54% as a result of subadvisory changes. This commitment will continue until such time as shareholders approve an increase in this limit.

VIA waived its fee, on a voluntary basis, for the Money Market Fund. From June 24, 2009 through June 30, 2009 the waived amount was $1,642. Any such waivers are voluntary and there can be no assurance that additional waivers can or will be made.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

From January 3, 2005 until April 30, 2006, VIA contractually agreed to waive fees and/or reimburse expenses to each of the Milestone Funds limiting the direct operating expenses to no more than 0.05% of the Fund’s average daily net assets on an annualized basis. From May 1, 2006 through April 30, 2009, VIA contractually agreed to limit each Fund’s total fund operating expenses to the following percentages:

Milestone Retirement Income	0.81%
Milestone 2010	0.88%
Milestone 2015	0.91%
Milestone 2020	0.93%
Milestone 2025	0.95%
Milestone 2030	0.97%
Milestone 2035	0.99%
Milestone 2040	0.99%

For the period ended June 30, 2009, VIA reimbursed each fund as follows:

Milestone Retirement Income	$26,965
Milestone 2010	17,230
Milestone 2015	12,138
Milestone 2020	8,147
Milestone 2025	12,156
Milestone 2030	10,676
Milestone 2035	12,022
Milestone 2040	12,030

T. Rowe Price Associates, Inc. (“T. Rowe Price”) voluntarily waives a portion of its aggregate subadvisory fees for the Growth & Income, Equity Income, and Aggressive Opportunities Funds. These voluntary fee waivers were first implemented on May 1, 2003. The fee for each Series managed by T. Rowe Price is voluntarily reduced by the following percentages, which are determined based on the combined asset levels of all three Series managed by T. Rowe Price: a 2.5% waiver on the first $500 million in combined assets and a 5% waiver on combined assets above $500 million. For the six month period ended June 30, 2009, the fee waiver for the Growth & Income Fund totaled $16,929, the fee waiver for the Equity Income Fund totaled $22,265 and the fee waiver for the Aggressive Opportunities Fund totaled $16,974. Payden & Rygel has contractually agreed to waive a portion of its subadvisory fee for assets managed pursuant to its short-duration fixed income strategy until April 30, 2010, for the Diversified Assets Fund so that its fees will not exceed 0.08% of the Diversified Assets Fund’s annual average daily net assets under its management for this strategy. For the six month period ended June 30, 2009, this waiver totaled $18,750. Payden & Rygel also has agreed to voluntarily waive a portion of its subadvisory fee for assets managed pursuant to its global low duration fixed income strategy so that its fee will not exceed 0.08% of the Diversified Assets Fund’s annual average daily net assets under its management for this strategy. For the six month period ended June 30, 2009, this waiver totaled $29,872. Effective October 1, 2008, Tukman Grossman Capital Management, Inc. (“Tukman Grossman”) voluntarily agreed to waive a portion of its subadvisory fee due to it in an amount equal to 0.10% of the average daily market value of the assets of the Growth Fund’s assets under its management. This waiver totaled $134,829 for the six month period ended June 30, 2009.

5.	Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for each fund for the six month period ended June 30, 2009 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Low Duration Bond	$—	$8,967,189	$156,452,989	$121,999,577
Inflation Protected Securities	128,484,316	123,650,857	90,475,019	99,467,464
Asset Allocation	—	—	40,468,139	44,703,201
Equity Income	—	—	159,520,836	156,830,412
Growth & Income	—	—	663,910,058	663,495,562
Growth	—	—	702,317,370	705,394,127

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Select Value	$—	$—	$92,306,319	$100,320,992
Aggressive Opportunities	—	—	180,609,812	201,278,990
Discovery	12,532,366	14,483,616	62,423,989	56,967,489
International	—	—	281,933,722	268,127,383
Diversified Assets	64,920,993	98,423,830	209,951,231	138,160,839
Core Bond Index	134,658,879	89,756,512	167,144,007	114,234,769
500 Stock Index	—	—	23,987,436	3,763,465
Broad Market Index	—	—	5,872,520	7,772,304
Mid/Small Company Index	—	—	22,269,602	9,575,422
Overseas Equity Index	—	—	11,060,372	3,266,465
Model Portfolio Savings Oriented	—	—	15,149,065	16,419,020
Model Portfolio Conservative Growth	—	—	32,287,613	43,198,567
Model Portfolio Traditional Growth	—	—	73,661,671	75,720,423
Model Portfolio Long-Term Growth	—	—	80,839,468	46,865,402
Model Portfolio All-Equity Growth	—	—	32,617,355	9,840,499
Milestone Retirement Income	—	—	13,596,775	5,989,771
Milestone 2010	—	—	16,719,872	9,876,848
Milestone 2015	—	—	28,478,333	13,532,450
Milestone 2020	—	—	25,789,469	7,102,321
Milestone 2025	—	—	23,341,363	4,098,807
Milestone 2030	—	—	17,630,597	2,244,040
Milestone 2035	—	—	12,389,967	1,360,254
Milestone 2040	—	—	17,266,665	542,782

6.	Tax Basis Unrealized Appreciation (Depreciation)

At June 30, 2009, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Money Market	$466,952,753	$—	$—	$—
Low Duration Bond	471,969,574	8,927,675	7,515,616	1,412,059
Inflation Protected Securities	350,635,008	3,483,223	785,948	2,697,275
Asset Allocation	483,914,839	45,360,428	111,209,484	(65,849,056)
Equity Income	1,618,274,056	118,263,019	351,715,501	(233,452,482)
Growth & Income	937,749,949	49,921,459	80,042,922	(30,121,463)
Growth	1,757,414,709	71,289,508	194,344,297	(123,054,789)
Select Value	282,417,376	12,845,034	34,358,220	(21,513,186)
Aggressive Opportunities	1,005,815,074	88,242,450	149,237,632	(60,995,182)
Discovery	157,738,283	10,003,180	13,621,719	(3,618,539)
International	973,948,284	42,298,869	136,798,467	(94,499,598)
Diversified Assets	388,838,122	1,816,648	4,653,570	(2,836,922)
Core Bond Index	1,095,010,581	21,003,731	24,056,162	(3,052,431)
500 Stock Index	277,278,170	122,593,984	88,485,659	34,108,325
Broad Market Index	425,688,924	113,440,903	104,709,696	8,731,207
Mid/Small Company Index	251,425,580	30,246,900	64,528,763	(34,281,863)
Overseas Equity Index	197,030,343	10,489,022	53,042,611	(42,553,589)
Model Portfolio Savings Oriented	294,586,763	208,150	27,839,807	(27,631,657)
Model Portfolio Conservative Growth	528,880,862	314,777	68,084,455	(67,769,678)
Model Portfolio Traditional Growth	1,392,134,564	570,927	256,721,551	(256,150,624)

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Model Portfolio Long-Term Growth	$1,675,931,657	$495,090	$351,153,809	$(350,658,719)
Model Portfolio All-Equity Growth	644,032,016	—	199,756,077	(199,756,077)
Milestone Retirement Income	60,881,403	99,612	7,411,774	(7,312,162)
Milestone 2010	87,095,452	222,541	11,387,661	(11,165,120)
Milestone 2015	176,582,826	281,634	33,375,223	(33,093,589)
Milestone 2020	173,258,460	111,576	34,152,363	(34,040,787)
Milestone 2025	135,578,164	83,983	28,394,027	(28,310,044)
Milestone 2030	111,339,003	60,592	23,864,188	(23,803,596)
Milestone 2035	67,182,077	23,854	14,972,204	(14,948,350)
Milestone 2040	74,161,933	15,757	14,999,396	(14,983,639)

7.	Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to earn additional income. As of June 30, 2009, certain funds had loaned securities, which were collateralized by cash or other forms of collateral as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. at least equal to the market value of the securities loaned. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. A fund retains a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A fund also continues to receive any distributions paid on the loaned securities. The fund may terminate a loan at any time and generally receives the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities.

The market value of the securities on loan and the value of the related collateral as of June 30, 2009, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$31,371,533	$31,912,136	102%
Inflation Protected Securities	45,677,475	46,381,784	102%
Asset Allocation	24,575,567	25,407,921	103%
Equity Income	192,691,408	201,229,450	104%
Growth & Income	77,370,787	79,688,203	103%
Growth	128,478,222	133,606,485	104%
Select Value	28,153,296	28,792,513	102%
Aggressive Opportunities	176,025,725	182,100,329	103%
Discovery	18,253,302	19,122,009	105%
International	61,024,571	65,120,381	107%
Core Bond Index	106,030,987	108,287,228	102%
500 Stock Index	17,459,055	18,158,959	104%
Broad Market Index	33,059,266	34,169,490	103%
Mid/Small Company Index	36,442,193	37,671,137	103%
Overseas Equity Index	12,805,239	13,496,718	105%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

8.	Transactions with Affiliated Funds

At June 30, 2009 the Model Portfolio Funds and Milestone Funds held investments in a number of the underlying funds. The figures presented below represent the percentages of shares outstanding in each of the underlying funds owned by the Model Portfolio and Milestone Funds on that date:

Underlying Fund	Model Portfolio Savings Oriented	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio All-Equity Growth
Low Duration Bond	26.12%	24.26%	20.87%	—	—
Inflation Protected Securities	7.72%	9.66%	14.77%	—	—
Equity Income	2.22%	4.20%	11.37%	14.41%	6.72%
Growth & Income	3.22%	5.01%	16.53%	20.95%	9.23%
Growth	—	1.81%	7.46%	10.04%	5.03%
Select Value	—	5.90%	26.70%	48.39%	18.27%
Aggressive Opportunities	—	1.79%	8.14%	14.71%	5.55%
Discovery	—	—	24.77%	43.63%	29.50%
International	1.61%	4.45%	16.55%	25.81%	10.87%
Diversified Assets	6.95%	12.05%	29.85%	35.00%	—
Core Bond Index Class I	4.74%	13.00%	28.23%	27.62%	—

Underlying Fund	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
Low Duration Bond	4.86%	6.29%	6.52%	2.85%	0.98%
Inflation Protected Securities	1.54%	2.07%	2.39%	—	—
Equity Income	0.54%	0.83%	2.14%	2.49%	2.05%
Growth & Income	0.79%	1.09%	1.93%	1.92%	1.68%
Growth	—	0.07%	0.69%	0.76%	0.66%
International	0.39%	0.63%	1.82%	2.10%	1.85%
Diversified Assets	1.39%	1.98%	3.74%	3.64%	2.80%
Core Bond Index Class I	0.80%	1.13%	2.49%	3.65%	2.34%
Mid/Small Company Index Class I	—	0.77%	8.16%	12.04%	12.00%

Underlying Fund	Milestone 2030	Milestone 2035	Milestone 2040
Equity Income	1.78%	1.10%	1.29%
Growth & Income	1.51%	0.93%	1.08%
Growth	0.60%	0.39%	0.47%
International	1.68%	1.08%	1.30%
Diversified Assets	2.06%	0.55%	—
Core Bond Index Class I	1.56%	0.81%	0.82%
Mid/Small Company Index Class I	12.11%	8.83%	11.42%

9.	Control Persons and Principal Holders of Securities

As of June 30, 2009, a majority of the voting shares of all funds, except the Money Market Fund, were held either directly, or indirectly through the Model Portfolio Funds and the Milestone Funds and by VantageTrust, a group trust sponsored and maintained by VantageTrust Company (“Trust Company”). VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking corporation, has the power to vote the shares of the funds directly held by VantageTrust and has the power to direct the vote of the shares of the Model Portfolio Funds and the Milestone Funds under the proxy voting policy adopted by VIA, the Company’s adviser. The Trust Company therefore has the power to vote more than 25% of the fund’s voting securities and thus under the 1940 Act is considered a “control” person of the funds. Both the Trust Company and VIA are wholly owned subsidiaries of ICMA-RC. As a control person of

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

all the funds, the Trust Company may possess the ability to control the outcome of matters submitted to the vote of shareholders.

Additionally, at June 30, 2009, the VantageTrust, an affiliated group trust, held directly or indirectly, the outstanding shares of the Company in the percentages shown below:

Fund	% Owned by the VantageTrust
Money Market	38.43%
Low Duration Bond	81.97%
Inflation Protected Securities	91.79%
Asset Allocation	97.30%
Equity Income	93.30%
Growth & Income	93.14%
Growth	97.23%
Select Value	95.48%
Aggressive Opportunities	96.68%
Discovery	95.83%
International	94.33%
Diversified Assets	92.65%
Core Bond Index Class I	91.49%
Core Bond Index Class II	94.55%
500 Stock Index Class I	85.04%
500 Stock Index Class II	100.00%
Broad Market Index Class I	87.39%
Broad Market Index Class II	90.96%
Mid/Small Company Index Class I	82.79%
Mid/Small Company Index Class II	99.99%
Overseas Index Class I	82.25%
Overseas Index Class II	99.99%
Model Portfolio Savings Oriented	88.28%
Model Portfolio Conservative Growth	88.62%
Model Portfolio Traditional Growth	95.41%
Model Portfolio Long-Term Growth	96.32%
Model Portfolio All-Equity Growth	95.70%
Milestone Retirement Income	71.21%
Milestone 2010	81.41%
Milestone 2015	85.52%
Milestone 2020	87.28%
Milestone 2025	87.26%
Milestone 2030	86.10%
Milestone 2035	83.64%
Milestone 2040	81.02%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Below are the names, addresses, and percentage of ownership of each person (or entity) that owned of record or is known to own beneficially 5% or more of any class of any Fund’s outstanding shares as of June 30, 2009:

Money Market Fund

Name	Address	Percentage of Shares Owned
Lee County Board of County Commissioners	11000 Terminal Access Road Fort Meyers, FL 33913	9.14%

10.	Brokerage Commissions

VIA has entered into agreements with brokers whereby the brokers will rebate a portion of the funds’ brokerage commissions on behalf of certain funds. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Statement of Operations. For the six month period ended June 30, 2009, the Funds recaptured the following amounts of brokerage commissions:

Fund	Recaptured Brokerage Commissions
Equity Income	$33,121
Growth & Income	47,597
Growth	159,969
Select Value	35,441
Aggressive Opportunities	37,508
Discovery	8,631
International	14,333

11.	Stock Split in the Low Duration Bond Fund (formerly the Short-Term Bond Fund)

On October 28, 2005, a “stock split” was processed in the Vantagepoint Low Duration Bond Fund. Specifically, there was a “10 for 1” split meaning that the shares outstanding were increased by a multiple of 10 and the NAV was divided by 10. Therefore, this action had no impact on the aggregate value of the shares outstanding. The record date (shareholders of record on this date were affected) was Thursday, October 27, 2005. The payable date (the date the stock split posted to shareholder accounts) was Friday, October 28, 2005. The ex-date (the date the NAV changed to reflect the split) was Friday, October 28, 2005. Share transactions, shares outstanding, NAVs, and per share ratios for prior years in the Financial Highlights have been restated to reflect historical application of the “10 for 1” split in order to present these items on a comparable basis, as required by generally accepted accounting principles.

12.	Subsequent Events

Management has evaluated subsequent events from June 30, 2009, the date of these financial statements, through August 28, 2009, the date these financial statements were available to be issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

VANTAGEPOINT FUNDS
Additional Information (Unaudited)

A. Subadviser Fees

Presented below are the fees paid by each fund to Subadvisers during the period ended June 30, 2009, and are shown as an annual percentage of average net assets under management except that the subadviser fee for Analytic Investors, LLC and Mellon Capital Management Corporation for the Diversified Assets Fund is calculated based on the average net asset value of the assets allocated and assigned to each of them by VIA as well as total dollars paid. The total dollars below represent amounts paid to Subadvisers for services performed during the period July 1, 2008 through March 31, 2009.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of subadviser fee waivers)	Dollars Paid
Low Duration Bond	Payden & Rygel	0.10%	$89,359
	STW Fixed Income Management Ltd.	0.20%	212,457

Inflation Protected Securities	Pacific Investment Management Company, LLC	0.20%	147,809
	BlackRock Financial Management, Inc.	0.11%	42,848

Asset Allocation	Mellon Capital Management Corporation	0.29%	570,928

Equity Income	Barrow, Hanley, Mewhinney & Strauss, Inc.	0.25%	436,294
	T. Rowe Price Associates, Inc.	0.38%	629,847
	Southeastern Asset Management, Inc.	0.53%	933,729

Growth & Income	Capital Guardian Trust Company (1)	0.24%	148,282
	Fiduciary Management, Inc.	0.30%	123,435
	T. Rowe Price Associates, Inc.	0.39%	457,789
	Wellington Management Company, LLP	0.29%	348,149

Growth	Columbus Circle Investors	0.35%	424,726
	D.G. Capital Management Trust	0.46%	374,978
	Legg Mason Capital Management, Inc.	0.32%	559,487
	Tukman Grossman Capital Management, Inc.	0.40%	588,802
	Westfield Capital Management Company, LLC	0.34%	590,854

Select Value	Artisan Partners Limited Partnership	0.55%	181,774
	WEDGE Capital Management L.L.P.	0.56%	94,311
	Systematic Financial Management L.P.	0.45%	151,412

Aggressive Opportunities	Legg Mason Capital Management, Inc.	0.32%	280,424
	Southeastern Asset Management, Inc.	0.59%	375,743
	TimesSquare Capital Management, LLC	0.50%	486,554
	T. Rowe Price Associates, Inc.	0.58%	459,637

Discovery	Payden & Rygel	0.15%	42,046
	Wellington Management Company, LLP	0.73%	202,704

International	Artisan Partners Limited Partnership	0.70%	617,809
	Capital Guardian Trust Company (2)	0.47%	266,321
	GlobeFlex Capital, LP	0.40%	344,523
	Walter Scott & Partners Limited	0.58%	324,082

Diversified Assets	Analytic Investors, Inc	0.45%	247,646
	Drake Capital Management, LLC (3)	0.23%	66,420
	Mellon Capital Management Corporation	0.65%	353,533
	Payden & Rygel	0.08%	75,742

Core Bond Index	Mellon Capital Management Corporation	0.02%	99,773

VANTAGEPOINT FUNDS
Additional Information (Unaudited)—(Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of subadviser fee waivers)	Dollars Paid
500 Stock Index	Mellon Capital Management Corporation	0.02%	$28,499

Broad Market Index	Mellon Capital Management Corporation	0.02%	45,952

Mid/Small Company Index	Mellon Capital Management Corporation	0.05%	36,803

Overseas Equity Index	Mellon Capital Management Corporation	0.08%	45,248

(1)	Terminated as a subadviser on January 31, 2009.

(2)	Minimum fee of $337,500 per year.

(3)	Terminated as a subadviser April 10, 2009.

B.	Directors’ Consideration of Investments Advisory and Subadvisory Agreements

The following relates to the consideration by the Board of Directors (“Board”) of the Company, during the period beginning January 1, 2009 through June 30, 2009, of the approval of the Master Investment Advisory Agreements (“Advisory Agreement” or “Advisory Agreements”) between the Adviser and each series of the Company (each series, a “Fund” and collectively, the “Funds”) and certain Investment Subadvisory Agreements (“Subadvisory Agreement” or “Subadvisory Agreements”) for the Funds.

Annual Consideration of the Investment Advisory Agreements and Certain Subadvisory Agreements.

At a meeting held on January 9, 2009 (“January Meeting”), the Board, including a majority of the Directors who are not “interested persons” (“Independent Directors”) as defined in the Investment Company Act of 1940 (“1940 Act”), approved the continuance of the Advisory Agreements between the Adviser and each Fund. In addition, the Board, including a majority of the Independent Directors, approved the continuance of the Subadvisory Agreements with respect to the following subadvisers and Funds (may be referred to collectively as the “Sub-Advised Funds”): Payden & Rygel (Low Duration Bond Fund, Discovery Fund and Diversified Assets Fund); STW Fixed Income Management Ltd. (Low Duration Bond Fund); BlackRock Financial Management, Inc. (Inflation Protected Securities Fund); Pacific Investment Management Company, LLC (“PIMCO”) (Inflation Protected Securities Fund); Mellon Capital Management Corporation (“Mellon”) (Asset Allocation Fund, Diversified Assets Fund and each of the Index Funds); T. Rowe Price Associates, Inc. (Equity Income Fund, Growth & Income Fund and Aggressive Opportunities Fund); Barrow Hanley Mewhinney & Strauss Inc. (Equity Income Fund); Southeastern Asset Management Inc. (Equity Income Fund and Aggressive Opportunities Fund); Capital Guardian Trust Company (International Fund); Wellington Management Company, LLP (Growth & Income Fund and Discovery Fund); Legg Mason Capital Management, Inc. (“Legg Mason”) (Growth Fund and Aggressive Opportunities Fund); Tukman Grossman Capital Management, Inc. (Growth Fund); TimesSquare Capital Management, LLC (Aggressive Opportunities Fund); Artisan Partners Limited Partnership (“Artisan”) (International Fund); GlobeFlex Capital, LP (“GlobeFlex”) (International Fund); Walter Scott & Partners Limited (International Fund); Analytic Investors, LLC (“Analytic”) (Diversified Assets Fund); Drake Capital Management, LLC (“Drake”) (Diversified Assets Fund); Systematic Financial Management L.P. (Select Value Fund); and WEDGE Capital Management L.L.P. (Select Value Fund).

In reaching its decisions, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board meetings as well as the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreements and Subadvisory Agreements.

Information furnished at Board meetings throughout the year included, among other things, the Adviser’s analysis of, and presentations given by the Adviser on, each Fund’s investment performance and the investment performance of the subadvisers, the strategies being used to achieve stated objectives and various reports on the monitoring of the subadvisers, compliance and other services provided by the Adviser and its affiliates. In preparation for the January Meeting, the Directors requested and received information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data, on the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds (“peer group”). Additionally, in response to specific requests

VANTAGEPOINT FUNDS
Additional Information (Unaudited)—(Continued)

from the Independent Directors in connection with the January Meeting, the Adviser furnished, and the Board considered, a wide variety of information and reports concerning the Adviser and the subadvisers, including: (1) the nature, extent and quality of services provided to the Funds by the Adviser (and its affiliates) and by the subadvisers; (2) the level of the advisory and subadvisory fees that are charged to each Fund and a comparison with the fees charged to other clients; (3) profitability information of the Adviser and its affiliate, Vantagepoint Transfer Agents, LLC (“VTA”), and, to the extent available, certain profitability information of the subadvisers; and (4) the Adviser’s and each subadviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by the Adviser or its affiliates and the subadvisers as a result of their relationships with the Funds. In addition to evaluating, among other things, the written information provided by the Adviser, the Board also evaluated the answers to questions posed by the Board to representatives of the Adviser at the January Meeting.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreements and Subadvisory Agreements for all of the Funds were considered at the same Board meeting, the Directors addressed each Fund separately. In view of the broad scope and variety of factors and information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Advisory Agreements and Subadvisory Agreements for an additional year. Rather, the approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decisions to approve the Advisory Agreements and Subadvisory Agreements.

Nature, Extent and Quality of Services.

In examining the nature, extent and quality of the services to be provided by the Adviser, the Directors considered the qualifications, experience and capability of the Adviser’s management and other personnel and the extent of care and conscientiousness with which the Adviser performs its duties. In this regard, the Directors considered, among other matters: (a) the asset allocation services provided, and the monitoring of the performance of the underlying funds performed, by the Adviser with respect to the Model Portfolio Funds and the Milestone Funds; (b) the performance monitoring and on-going due diligence performed with respect to the underlying mutual fund in which the Money Market Fund invests; (c) the subadviser selection process and fee negotiation process whereby the Adviser seeks to achieve an appropriate and competitive level of fee and fee structure, and the Adviser’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure; (d) the process by which the Adviser evaluates and monitors the subadvisers, including with respect to portfolio security brokerage and trading practices; (e) the Adviser’s ability and willingness to identify instances where there may be a need to replace a subadviser, reallocate assets or both and to efficiently and economically effect such changes; (f) the cash management services provided to the Sub-Advised Funds; and (g) the nature of the non-investment advisory services provided to the Funds, such as the supervision of the Funds’ other third-party service providers by the Adviser or its affiliates.

The Board also considered the nature, extent and quality of the services provided to the Funds by the Adviser’s affiliates, including transfer agency and distribution services. The Board took into account the extensive shareholder services provided by VTA in order to satisfy the needs of the Funds’ shareholders.

In addition, the Directors considered information regarding the overall financial strength of the Adviser and its affiliates and the resources and staffing in place with respect to the services provided to the Funds in light of the current market environment.

With respect to the nature, extent and quality of the investment advisory services provided by each subadviser to the Sub-Advised Funds, the Directors considered each subadviser’s investment management process in managing the assets allocated to it, including the experience and capability of the subadviser’s management and other personnel responsible for the portfolio management of the applicable Fund and compliance with the Fund’s investment policies and restrictions. In addition, in light of the current market environment, the Directors considered information with respect to the change in assets under management of each subadviser over the course of the year; the percentage of assets the applicable Fund represents of the assets under management of each subadviser; and the resources and staffing in place with regard to the services provided to the Funds by each subadviser. The Directors also considered the favorable assessment provided by the Adviser as to the nature and quality of the services provided by each subadviser to the Sub-Advised Funds and the resources and staffing in place at each subadviser with respect to the Sub-Advised Funds.

VANTAGEPOINT FUNDS
Additional Information (Unaudited)—(Continued)

Based on the totality of the information considered, the Directors concluded that the Funds were likely to benefit from the nature, extent and quality of the Adviser’s and the subadvisers’ services, as applicable, as well as the services of the Adviser’s affiliates, and that the Adviser and its affiliates as well as the subadvisers have the ability to continue to provide these services based on their respective experience, operations and current resources.

Investment Performance.

The Board placed emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Investment Committee meetings, as applicable, particular attention was given to the performance reports provided specifically for the January Meeting. In particular, the Directors reviewed the performance of each Fund over a five-year period ending June 30, 2008, or shorter period, as applicable, relative to its stated investment objective, benchmark and peer group. The Directors also considered updated performance information for each Fund, relative to its benchmark and Morningstar, Inc. (“Morningstar”) peer category, through October 31, 2008.

In reviewing the performance of the Funds over the five-year period ended June 30, 2008, the Directors considered that the performance of each of the following Funds was in one of the first three quintiles of its peer group for all of the periods reviewed: Money Market Fund; Low Duration Bond Fund; Growth & Income Fund; Select Value Fund; Discovery Fund; Diversified Assets Fund; 500 Stock Index Fund; Broad Market Index Fund; Model Portfolio Savings Oriented Fund; Model Portfolio Conservative Growth Fund; Model Portfolio Traditional Growth Fund; Model Portfolio Long-Term Growth Fund; Model Portfolio All-Equity Growth Fund; and each of the Milestone Funds. In addition, the Directors considered that the performance of each of the following Funds was in one of the first three quintiles of its peer group for all but one of the periods reviewed: Equity Income Fund; International Fund; and Core Bond Index Fund (Class II).

With regard to the performance of the Inflation Protected Securities Fund relative to its peer group, the Directors considered that the Fund’s performance for the most recent one-, two- and three-year periods ended June 30, 2008 was in the first or second quintile of its peer group. The Directors also noted the changes to the Fund’s principal investment strategy, effective May 1, 2007, whereby the Fund invests, under normal circumstances, primarily in inflation-adjusted U.S. and non-U.S. debt securities. In connection with the implementation of this change in investment strategy, the Board approved two new subadvisers to replace the previous subadviser, also effective May 1, 2007.

With respect to the performance of the Asset Allocation Fund, the Directors considered the Adviser’s assessment that, as compared to the Asset Allocation Fund’s peer group, the Fund employs a more passively managed asset allocation strategy and, that, due to this strategy, the Asset Allocation Fund has had an overweight to equities periodically throughout the periods reviewed, which was the main contributor to the Fund’s relative performance versus its peer group. The Directors also considered that when compared to its Morningstar Moderate Allocation Fund peer category, a group of mutual funds compiled by Morningstar that the Adviser considers to contain funds with more similar investment strategies than the Lipper peer group, the performance of the Fund in four out of the past five calendar years (from 2003 – 2007) was above the median of the Morningstar Moderate Allocation Fund peer category.

With regard to the performance of the Growth Fund relative to its peer group, the Directors considered that the Growth Fund’s performance for the most recent three-year period ended June 30 was above the median of its peer group. The Board also noted that two of the Growth Fund’s subadvisers had been replaced in September 2008 in order to improve the Fund’s performance.

With regard to the performance of the Aggressive Opportunities Fund relative to its peer group, the Directors noted that the performance of the Fund for the most recent five-year period ended June 30 was in the third quintile of its peer group. In addition, the Directors considered that the performance of the Fund for the most recent one- and five-year periods ended October 31, 2008 was above the median of its Morningstar peer category, the Morningstar Mid-Cap Growth Fund peer category.

With respect to the performance of the Mid/Small Company Index Fund relative to its peer group, the Board considered the Adviser’s assessment that its peer group was comprised of mid-cap only funds, rather than mid/small cap funds similar to the Fund, which affected the Fund’s performance compared to its peer group.

With regard to the performance of the Overseas Equity Index Fund relative to its peer group, the Directors considered that the Class I and Class II performance of the Fund was in the third and second quintiles, respectively, of its peer

VANTAGEPOINT FUNDS
Additional Information (Unaudited)—(Continued)

group for the most recent one-year period ended June 30. The Directors also took into consideration the Adviser’s explanation that the Fund performed as expected relative to its benchmark when taking into account the fees and expenses of the Fund.

For the Sub-Advised Funds, the Directors also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of each subadviser with respect to the assets of the Fund it manages supports approval of its Subadvisory Agreement for an additional one-year period. The Directors also determined that they would closely monitor the performance of certain subadvisers during the coming year.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits. Management Fees and Expenses.

The Board considered the fees payable under each Advisory Agreement and under each Subadvisory Agreement for the Sub-Advised Funds. The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of total assets—these fee rates include advisory and administrative service fees—to other funds in its peer group. Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that: (i) each Fund’s contractual management fee rate was lower than the median of its expense peer group, except for the Aggressive Opportunities Fund; and (ii) the actual management fee rate of each Fund was lower than or equal to the median of its expense peer group, except for the Inflation Protected Securities Fund, 500 Stock Index Fund (Class I), Broad Market Index Fund (Class I), Mid/Small Company Index Fund (Class I), Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, Milestone 2025 Fund, Milestone 2030 Fund, Milestone 2035 Fund and each of the Model Portfolio Funds. With respect to these Funds, the Board considered that each Fund’s actual total expense ratio was lower than the median of its peer group.

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio to other funds in its peer group. Based on this comparative expense data, the Board noted that the actual total expense ratio for each Fund was lower than or equal to the median of its expense peer group. The Directors also took into account that the Adviser did not intend to continue after April 30, 2009 its current agreement to limit the total annual operating expenses of each Milestone Fund.

With regard to the Sub-Advised Funds, the Directors also considered the Adviser’s assessment, which was based in part on information provided by the subadvisers, that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for “like accounts.” For this purpose, the term “like accounts” was used by the Adviser generally to describe other portfolios managed by a subadviser that have the same investment objective as, and other characteristics (including asset size) similar to, the portfolio being managed for the Fund by the subadviser.

For each Sub-Advised Fund, the Directors also considered the Adviser’s conclusion that the compensation payable to each subadviser under its respective Subadvisory Agreement is fair and reasonable in light of the nature and quality of the services to be provided to the Fund and each subadviser’s ability to fulfill its contractual obligations.

The foregoing comparisons assisted the Directors in determining to approve each Advisory Agreement and Subadvisory Agreement by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from the Adviser regarding its revenues and expenses in connection with the services provided to each Fund and the Funds as a whole. The Directors considered information regarding VTA’s revenues and expenses relating to the services it provides to each Fund and the Funds as a whole. The materials provided in this regard showed, and the Directors acknowledged, that the Adviser and VTA experienced positive net margins with respect to certain Funds and did not experience positive net margins with respect to other Funds. The Directors also considered the overall net margin levels of the Adviser and VTA. With respect to the Sub-Advised Funds, the Directors reviewed the subadviser profitability information to the extent available, and took into account the Adviser’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as the Adviser’s assessment that the subadvisory fee rates charged by each subadviser reflect the lowest available fee schedule from the subadviser for like accounts.

Economies of Scale. With respect to whether economies of scale are realized by the Adviser as a Fund’s assets increase and whether management fee levels reflect these economies of scale for the benefit of Fund investors, the Board

VANTAGEPOINT FUNDS
Additional Information (Unaudited)—(Continued)

considered, on a Fund-by-Fund basis, the current level of management fee charged and fee structure and concluded that the Adviser’s fee structure with respect to each Fund was appropriate at this time.

With regard to each Sub-Advised Fund, the Directors considered that the fee schedule relating to each Subadvisory Agreement (except for the Subadvisory Agreements with PIMCO (Inflation Protected Securities Fund), Legg Mason (Growth Fund and Aggressive Opportunities Fund), Artisan (International Fund), GlobeFlex (International Fund), Analytic (Diversified Assets Fund), Drake (Diversified Assets Fund) and Mellon (Diversified Assets Fund)) currently includes breakpoints and these Sub-Advised Funds and their shareholders will benefit from reduced subadvisory fee rates as the assets managed by the relevant subadviser increase, and that this represents a recognition that economies are being passed on by the subadviser to the Fund’s shareholders. The Directors also considered that each Subadvisory Agreement was the product of arm’s-length negotiations. The Directors further considered the appropriateness of each subadvisory fee structure in light of the Adviser’s assessment that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for like accounts.

“Fall Out” or Ancillary Benefits. The Board considered whether there were any “fall-out” or ancillary benefits that may accrue to the Adviser and its affiliates and the subadvisers as a result of their relationships with the Funds. The Directors noted that, based on the information provided, the Adviser did not consider there to be any significant benefits in this regard. With regard to the subadvisers, the Board considered that certain subadvisers may experience benefits due to their relationships with the Funds, which include reputational and marketing benefits, and may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Directors noted that the subadvisers are required to select brokers who meet the Funds’ requirements for seeking best execution, and that the Adviser monitors and evaluates the subadvisers’ trade execution with respect to the Funds’ brokerage transactions on a regular basis and provides reports to the Board in this regard. The Board concluded that the benefits accruing to the subadvisers by virtue of their relationships to the Funds appeared to be reasonable.

After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by the Adviser and each subadviser, the Board concluded that the level of fees to be paid to the Adviser with respect to each Fund, and each subadviser with respect to the Sub-Advised Funds, is reasonable.

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund and the Subadvisory Agreement with respect to each Sub-Advised Fund was in the best interests of the applicable Fund. As a result, the Board, including a majority of the Independent Directors, approved each Advisory Agreement and Subadvisory Agreement.

Consideration of Amendment to the Subadvisory Agreement with Payden & Rygel for the Vantagepoint Diversified Assets Fund.

At a meeting held on March 27, 2009 (“March Meeting”), the Board, including a majority of the Independent Directors, approved an amendment to the Subadvisory Agreement among the Company, the Adviser and Payden & Rygel (“Payden”) relating to the Diversified Assets Fund (“Amendment”). Payden has served as a subadviser to the Diversified Assets Fund since its inception utilizing a short duration fixed income strategy. At the March Meeting, the Adviser recommended to the Board that Payden be appointed to manage on an interim basis the assets allocated to Drake, also a subadviser since the inception of the Diversified Assets Fund, after Drake provided notice to the Adviser of its decision to resign as a subadviser, and that Payden employ a low duration global fixed income strategy. The Amendment provides for Payden to receive a fee for managing such additional assets of the Diversified Assets Fund pursuant to a low duration global fixed income strategy.

With respect to the Board’s consideration of the Amendment, the Directors received written information in advance of the March Meeting from the Adviser, which included: (1) the Adviser’s rationale for selecting and recommending for Board approval Payden to manage additional assets of the Diversified Assets Fund; (2) the nature, extent and quality of the services that Payden would provide to the Diversified Assets Fund; (3) Payden’s experience, investment management business, personnel and operations; (4) Payden’s brokerage and trading policies and practices; (5) the level of the subadvisory fee to be charged to the Diversified Assets Fund by Payden for managing the additional assets pursuant to a low duration global fixed income strategy and a comparison of that fee to the: (a) fees charged by Payden for managing other comparable accounts; and (b) fees charged by a group of U.S. separate account investment managers utilizing

VANTAGEPOINT FUNDS
Additional Information (Unaudited)—(Continued)

a short duration fixed income mandate (which includes low duration global mandates); (6) Payden’s historical performance returns utilizing a low duration global fixed income mandate and such performance compared to a relevant benchmark and peer group; (7) the Diversified Assets Fund’s expected overall investment advisory fee and projected total expense ratio, taking into account the change in subadvisory arrangements, compared to a group of long-short funds; and (8) Payden’s financial condition.

In considering the information and materials described above, the Independent Directors received assistance from and met separately with their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In determining whether to approve the Amendment, the Directors considered the information received in advance of the March Meeting, the presentations made by, and discussions held with, representatives of Payden, the Adviser’s personnel and the Company’s Chief Compliance Officer at an Investment Committee meeting held prior to the March Meeting and at the March Meeting, as applicable, as well as a variety of factors, and reached the following conclusions:

Nature, Extent and Quality of Services.

With respect to the nature, extent and quality of the services expected to be provided by Payden with respect to its low duration global fixed income strategy, the Directors considered the specific investment process to be employed by Payden in managing the additional assets of the Diversified Assets Fund to be allocated to it; the qualifications of Payden’s investment management team with regard to implementing a low duration global fixed income mandate; Payden’s overall favorable performance record as compared to a relevant benchmark and peer group; Payden’s infrastructure and whether it appeared to adequately support a low duration global fixed income strategy; and the Adviser’s rationale and favorable assessment as to the nature, quality and extent of the subadvisory services expected to be provided by Payden to the Diversified Assets Fund with respect to a low duration global fixed income strategy. The Directors acknowledged that Payden has a successful performance record as a low duration fixed income manager; has an experienced portfolio management team; and appears to have adequate infrastructure and support staff to seek to achieve favorable results implementing a low duration global fixed income mandate for the Diversified Assets Fund. The Directors concluded that the nature, extent and quality of the subadvisory services expected to be provided by Payden with respect to employing a low duration global fixed income strategy were appropriate for the Diversified Assets Fund in light of its investment strategy and, thus, supported a decision to approve the Amendment.

Investment Performance.

The Directors evaluated Payden’s historical investment performance record in managing its clients’ assets utilizing a low duration global fixed income mandate and considered the performance record versus a relevant benchmark and peer group (based on information provided by an independent third-party source). The Directors concluded that the overall historical investment performance record of Payden supported approval of the Amendment.

Subadvisory Fee, Expense Ratio Impact and Economies of Scale.

In evaluating the proposed subadvisory fee for the low duration global fixed income strategy that Payden is to employ for the Diversified Assets Fund, the Directors reviewed Payden’s subadvisory fee schedule. The Directors considered comparisons of the subadvisory fee to be charged by Payden to the Diversified Assets Fund for the low duration global fixed income mandate with its fee schedule for managing other accounts with an investment mandate similar to the low duration global fixed income mandate Payden is to employ on behalf of the Diversified Assets Fund. The Directors also considered that, according to the information provided by the Adviser, the proposed contractual fee schedule for Payden reflected the lowest fee rate currently charged by Payden to other accounts for which the subadviser provides advisory services utilizing a similar mandate, and, according to the information provided by the Adviser, is lower than its standard fee schedule for managing accounts with a similar mandate. The Directors also noted that Payden agreed to voluntarily waive a portion of its subadvisory fee for managing the additional assets of the Diversified Assets Fund such that the effective fee rate for the low duration global fixed income mandate would be eight basis points during the interim period. Additionally, the nature of the subadvisory services Payden is to provide to the Diversified Assets Fund appeared to be comparable to those Payden currently provides to its other subadvisory relationships.

The Directors reviewed information provided by the Adviser (which was based on an independent third-party source) on the fees charged to accounts with assets comparable to the amount of assets to be allocated initially to Payden with

VANTAGEPOINT FUNDS
Additional Information (Unaudited)—(Continued)

respect to the low duration global fixed income mandate to a group of U.S. separate account investment managers that employ a similar investment style to the investment style Payden is to employ for managing the additional assets of the Diversified Assets Fund. According to the information provided, the contractual effective fee rate to be paid by the Diversified Assets Fund to Payden for the low duration global fixed income mandate at the proposed initial asset allocation level would be below the median fee charged by such managers.

The Directors also considered that there would be no increase in the overall contractual subadvisory fees and, therefore, no increase in the total expense ratio of the Diversified Assets Fund due to the appointment of Payden. Referring to data provided by the Adviser and compiled by Morningstar, a provider of independent investment company data, the Directors also noted that the expected contractual total investment advisory fee for the Diversified Assets Fund, taking into account the subadvisory fee to be paid to Payden for managing a low duration global fixed income strategy, was lower than the average and median investment advisory fee of a group of mutual funds in Morningstar’s long-short category. The Directors also considered information provided by the Adviser and compiled by Morningstar on the total expense ratios of a group of mutual funds in Morningstar’s long-short category, which showed that, if Payden managed a low duration global fixed income strategy for the Diversified Assets Fund at the proposed subadvisory fee rate and initial asset allocation level, and taking into account the Diversified Assets Fund’s other existing subadvisory arrangements and current subadvisory fee rates, the Diversified Assets Fund’s expected total expense ratio would be below the average and median expense ratios of such funds.

The foregoing comparisons assisted the Directors in considering the Amendment by providing them with a basis for evaluating Payden’s fee for managing additional assets of the Diversified Assets Fund, including in light of the Diversified Assets Fund’s expected overall investment advisory fee and total expense ratio, on a relative basis. Based on this information, the Directors concluded that Payden’s subadvisory fee for managing the additional assets of the Diversified Assets Fund appeared to be within a reasonable range for the services to be provided.

The Directors also reviewed the information provided by Payden regarding the estimated profits to be realized from its relationship with the Diversified Assets Fund for managing the additional assets of the Fund pursuant to a low duration global fixed income mandate. In reviewing the extent to which economies of scale may be realized by the Diversified Assets Fund as the assets of the Fund to be managed by Payden in the low duration global fixed income mandate grow, and whether the proposed fee levels reflect these economies, the Directors considered that Payden’s proposed contractual fee schedule for this mandate was the product of arm’s-length negotiations, and the Adviser’s assessment that the subadvisory fee schedule for this mandate reflects the lowest available fee schedule from Payden for like accounts (accounts of similar size and investment style). The Directors concluded that Payden’s proposed fee schedule for managing the additional assets of the Diversified Assets Fund was appropriate at this time.

Other Considerations.

The Directors considered the Adviser’s judgment that Payden’s experience in managing global fixed income portfolios is expected to add value by contributing positively to the Diversified Assets Fund’s performance while controlling risk. The Directors also considered their experience with Payden as a current subadviser to the Diversified Assets Fund and certain other series of the Company, as well as Payden’s familiarity with the Diversified Assets Fund and other series of the Company.

The Directors considered the selection and due diligence process employed by the Adviser in deciding to recommend Payden as an interim subadviser to manage additional assets of the Diversified Assets Fund and also considered the Adviser’s conclusion that the fee to be paid by the Diversified Assets Fund to Payden for managing the additional assets of the Fund is reasonable and appropriate in light of the nature and quality of services to be provided by Payden and the reasons supporting that conclusion. The Directors also considered information from the Adviser concerning its strategy to efficiently implement the transition of the additional assets to Payden. The Directors concluded that the Adviser’s recommendations and conclusions supported approval of the Amendment.

The Directors also considered the potential “fall-out” or ancillary benefits that may accrue to Payden due to its relationship with the Diversified Assets Fund. The Directors considered that Payden does not anticipate any such benefits due to its relationship with the Diversified Assets Fund.

Conclusion. After full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the approval of the

VANTAGEPOINT FUNDS
Additional Information (Unaudited)—(Continued)

Amendment was in the best interests of the Diversified Assets Fund and its shareholders, and approved the Amendment, and the fee to be paid to Payden for managing the additional assets of the Diversified Assets Fund.

C.	Directors and Officers Remuneration

Aggregate compensation that was paid to the directors during the six months ended June 30, 2009 totaled $43,563. Executive officers do not receive any compensation from The Vantagepoint Funds. However, the Board of Directors of the Vantagepoint Funds has agreed to reimburse ICMA-RC for certain costs associated with the Chief Compliance Officer function. The amount reimbursed during the six months ended June 30, 2009 totaled $125,661. The Statement of Additional Information includes additional information about The Vantagepoint Funds’ Board of Directors and is available, without charge, upon request, by calling 800-669-7400.

D.	Householding

Only one copy of this Semi-Annual Report may be mailed to households, even if more than one person in a household is a shareholder of record unless; The Vantagepoint Funds have received instructions to the contrary. If you need additional copies of this Semi-Annual Report, please contact The Vantagepoint Funds toll free at 800-669-7400 or in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002. If you do not want this mailing of this Semi-Annual Report to be combined with those for other members of your household, contact the Vantagepoint Funds in writing at 777 North Capitol Street, NE, Suite 600,Washington, D.C. 20002 or toll free at 800-669-7400.

E.	Other Available Information

A description of the Company’s proxy voting policies and procedures and the proxy voting record for the 12-month period ended June 30, 2009 are available on the Company’s website at www.icmarc.org or by accessing the Securities and Exchange Commission’s website at www.sec.gov.

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the Company’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint
Money Market Fund

	Shares	Value
MUTUAL FUND—100.0%
Invesco AIM Short-Term Investment Trusts Liquid Assets Portfolio (Cost $466,952,753)	466,952,753	$466,952,753
TOTAL INVESTMENTS—100.0%
(Cost $466,952,753)		466,952,753
Other assets less liabilities—(0.0%)		(40,622)
NET ASSETS—100.0%		$466,912,131

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—46.9%
Banks—5.4%
Bank of America Corp.
6.600%	05/15/2010		$200,000	$203,232
4.875%	09/15/2012		3,910,000	3,869,782
4.875%	01/15/2013		1,000,000	988,760
4.375%	12/01/2010		1,240,000	1,243,598
Citigroup, Inc.
5.100%	09/29/2011		1,000,000	979,761
2.583%	05/15/2018	#	7,186,000	5,636,404
Goldman Sachs Group, Inc. (The) MTN
6.000%	05/01/2014		901,000	941,318
JPMorgan Chase & Co.
6.750%	02/01/2011	†	1,240,000	1,296,857
4.750%	05/01/2013		6,900,000	6,993,605
Morgan Stanley
6.000%	05/13/2014		700,000	709,467
Morgan Stanley, Series F MTN
3.006%	05/14/2010	#	700,000	698,136
				23,560,920
Beverages—0.3%
Bottling Group LLC
6.950%	03/15/2014		975,000	1,113,194
Biotechnology—0.4%
Amgen, Inc.
4.000%	11/18/2009		1,800,000	1,824,592
Capital Markets—1.6%
Bank of New York Mellon Corp. (The)
4.300%	05/15/2014		1,170,000	1,190,158
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	ˆ	1,230,000	1,237,922
Northern Trust Corp.
5.500%	08/15/2013		4,290,000	4,552,437
				6,980,517
Chemicals—1.0%
Dow Chemical Co. (The)
7.600%	05/15/2014		4,385,000	4,521,106
Commercial Banks—9.7%
Barclays Bank plc (United Kingdom)
5.450%	09/12/2012		5,940,000	6,197,612
2.700%	03/05/2012	ˆ	1,000,000	1,013,598
Commonwealth Bank of Australia (Australia)
2.400%	01/12/2012	ˆ†	1,404,000	1,410,252
ING Bank NV (Netherlands)
2.625%	02/09/2012	ˆ	1,700,000	1,721,377
M&T Bank Corp.
5.375%	05/24/2012	†	6,680,000	6,601,283
Marshall & Ilsley Corp.
5.626%	08/17/2009		6,500,000	6,477,434
National Australia Bank Ltd. (Australia)
2.550%	01/13/2012	ˆ†	1,665,000	1,677,694
SunTrust Banks, Inc.
5.250%	11/05/2012	†	6,700,000	6,833,263
Swedbank AB (Sweden)
2.800%	02/10/2012	ˆ	900,000	911,327
Toronto-Dominion Bank (The) MTN (Canada)
2.081%	09/10/2010	#	EUR 750,000	1,051,258
US Bancorp
4.200%	05/15/2014		1,300,000	1,316,127
US Bancorp MTN
1.407%	05/06/2010	#	$1,200,000	$1,203,367
Wachovia Bank NA, Bank Note
7.800%	08/18/2010		1,750,000	1,821,748
Wachovia Corp.
0.818%	06/01/2010	#	3,280,000	3,257,457
Wells Fargo & Co.
5.300%	08/26/2011		1,240,000	1,311,854
				42,805,651
Communications Equipment—0.3%
Cisco Systems, Inc.
5.250%	02/22/2011		1,250,000	1,318,566
Computers & Peripherals—1.5%
Dell, Inc.
3.375%	06/15/2012		1,610,000	1,640,023
Hewlett-Packard Co.
4.250%	02/24/2012		730,000	762,405
2.950%	08/15/2012		1,760,000	1,774,323
2.250%	05/27/2011		1,000,000	1,003,508
International Business Machines Corp.
4.950%	03/22/2011		1,250,000	1,316,567
				6,496,826
Consumer Finance—3.1%
American Express Credit Corp., Series C
7.300%	08/20/2013		2,450,000	2,549,541
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012	†	900,000	943,079
HSBC Finance Corp.
6.375%	10/15/2011		3,150,000	3,222,715
International Lease Finance Corp., Series Q MTN
5.250%	01/10/2013		1,169,000	884,472
International Lease Finance Corp., Series R MTN
5.300%	05/01/2012		2,095,000	1,624,968
John Deere Capital Corp., Series D MTN
1.807%	01/18/2011	#	1,170,000	1,162,816
SLM Corp., Series A MTN
1.232%	07/27/2009	#	3,160,000	3,143,403
				13,530,994
Containers & Packaging—0.1%
Ball Corp.
6.875%	12/15/2012		455,000	453,862
Diversified Financial Services—4.9%
American Express Travel Related Services Co., Inc.
5.250%	11/21/2011	ˆ	6,000,000	5,967,474
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		800,000	859,483
CME Group, Inc.
5.750%	02/15/2014		6,350,000	6,778,606
General Electric Capital Corp.
5.900%	05/13/2014		680,000	694,776
General Electric Capital Corp., Series A MTN
5.250%	10/19/2012		4,206,000	4,326,914
Hutchison Whampoa International 03/33 Ltd. (Cayman Islands)
5.450%	11/24/2010	ˆ	1,500,000	1,557,027
National Rural Utilities Cooperative Finance Corp.
5.750%	08/28/2009		$1,200,000	1,208,531
				21,392,811

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Diversified Telecommunication Services—1.6%
AT&T, Inc.
4.850%	02/15/2014	†	$600,000	$622,961
4.125%	09/15/2009		1,500,000	1,507,628
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		1,250,000	1,301,391
Verizon Communications, Inc.
4.350%	02/15/2013		2,145,000	2,192,857
Verizon Global Funding Corp.
7.250%	12/01/2010		1,250,000	1,331,375
				6,956,212
Electric Utilities—1.1%
Duke Energy Carolinas LLC
6.250%	01/15/2012		1,165,000	1,253,545
Exelon Corp.
6.750%	05/01/2011		750,000	783,160
Exelon Generation Co. LLC
6.950%	06/15/2011		450,000	476,745
FPL Group Capital, Inc.
5.625%	09/01/2011		910,000	973,246
Pacific Gas & Electric Co.
1.598%	06/10/2010	#	1,500,000	1,507,827
				4,994,523
Food & Staples Retailing—0.5%
CVS Caremark Corp.
4.000%	09/15/2009	†	2,000,000	2,011,742
Food Products—0.7%
Campbell Soup Co.
6.750%	02/15/2011		800,000	865,834
Kellogg Co.
5.125%	12/03/2012		1,000,000	1,069,803
Unilever Capital Corp.
7.125%	11/01/2010		1,175,000	1,254,964
				3,190,601
Health Care Providers & Services—1.0%
Express Scripts, Inc.
5.250%	06/15/2012		1,100,000	1,137,241
WellPoint, Inc.
6.800%	08/01/2012		3,290,000	3,436,040
				4,573,281
Household Products—0.1%
Procter & Gamble Co. (The)
3.500%	02/15/2015		400,000	404,200
Industrial Conglomerates—0.2%
3M Co., Series E MTN
4.500%	11/01/2011		1,000,000	1,063,714
Insurance—2.4%
Allstate Corp. (The)
6.200%	05/16/2014		800,000	839,974
American International Group, Inc.
4.700%	10/01/2010		1,000,000	812,186
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012	ˆ	700,000	723,919
Metropolitan Life Global Funding I
5.125%	04/10/2013	ˆ	$5,480,000	$5,578,311
1.358%	06/25/2010	#ˆ	1,100,000	1,096,612
Prudential Financial, Inc.
6.200%	01/15/2015		1,423,000	1,392,711
				10,443,713
Life Science Tools & Services—0.2%
Roche Holdings, Inc.
4.500%	03/01/2012	ˆ	853,000	897,316
Machinery—0.4%
Eaton Corp.
5.950%	03/20/2014		900,000	943,631
Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)
2.420%	08/13/2010	#	845,000	825,219
				1,768,850
Media—0.9%
Comcast Corp.
5.450%	11/15/2010		2,250,000	2,340,302
CSC Holdings, Inc., Series B
7.625%	04/01/2011		595,000	592,025
Time Warner, Inc.
1.150%	11/13/2009	#	1,000,000	997,704
				3,930,031
Metals & Mining—3.1%
Alcoa, Inc.
6.000%	07/15/2013		5,525,000	5,402,698
Nucor Corp.
5.000%	06/01/2013		1,328,000	1,387,233
Rio Tinto Finance USA Ltd. (Australia)
5.875%	07/15/2013	†	6,974,000	7,023,927
				13,813,858
Multi-National—0.8%
European Investment Bank MTN (Supranational)
4.750%	04/15/2011		EUR 2,300,000	3,407,603
Oil, Gas & Consumable Fuels—0.8%
Chevron Corp.
3.450%	03/03/2012		600,000	619,291
ConocoPhillips
4.750%	02/01/2014		600,000	625,351
4.600%	01/15/2015		455,000	468,147
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		1,860,000	2,001,343
				3,714,132
Pharmaceuticals—1.4%
Abbott Laboratories
5.600%	05/15/2011		1,150,000	1,229,198
Merck & Co., Inc.
1.875%	06/30/2011		2,100,000	2,103,707
Novartis Capital Corp.
4.125%	02/10/2014		310,000	319,437
Pfizer, Inc.
4.450%	03/15/2012		1,000,000	1,049,905
3.625%	06/03/2013		EUR 200,000	282,736
Wyeth
6.950%	03/15/2011		1,000,000	1,083,125
				6,068,108

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Road & Rail—0.1%
Union Pacific Corp.
6.125%	01/15/2012		$545,000	$569,952
Software—0.7%
Microsoft Corp.
2.950%	06/01/2014		1,400,000	1,391,418
Oracle Corp.
5.000%	01/15/2011		1,547,000	1,622,319
				3,013,737
Specialty Retail—0.1%
GameStop Corp./GameStop, Inc.
8.000%	10/01/2012		325,000	329,062
Tobacco—2.2%
Altria Group, Inc.
8.500%	11/10/2013		4,609,000	5,243,991
Philip Morris International, Inc.
6.875%	03/17/2014		4,120,000	4,653,396
				9,897,387
Wireless Telecommunication Services—0.3%
Verizon Wireless Capital LLC
5.550%	02/01/2014	ˆ	400,000	425,080
3.750%	05/20/2011	ˆ	1,000,000	1,020,933
				1,446,013
TOTAL CORPORATE OBLIGATIONS
(Cost $203,325,945)				206,493,074

U.S. GOVERNMENT AGENCY OBLIGATIONS—9.0%
Government Backed Corporate (FDIC) Obligations—1.1%
General Electric Capital Corp.
1.800%	03/11/2011		3,300,000	3,331,129
JPMorgan Chase & Co.
2.200%	06/15/2012		1,200,000	1,206,929
				4,538,058
U.S. Government Agency Obligations—7.9%
Federal Home Loan Bank
5.375%	08/19/2011		7,390,000	7,985,789
1.625%	01/21/2011	†	3,100,000	3,135,855
1.375%	05/16/2011		8,000,000	8,028,352
Federal Home Loan Mortgage Corp.
4.625%	10/25/2012	†	4,410,000	4,758,244
1.750%	06/15/2012	†	7,000,000	6,979,553
Federal National Mortgage Association
1.375%	04/28/2011	†	4,000,000	4,012,152
				34,899,945
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $39,298,821)				39,438,003

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—8.5%
U.S. Government Agency Mortgage-Backed Securities—8.5%
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022		$1,396,204	$1,478,581
Federal Home Loan Mortgage Corp. REMICS
5.000%	06/15/2024		969,607	983,628
4.250%	06/15/2024		468,225	470,939
Federal National Mortgage Association
5.089%	10/01/2034	#	3,425,580	3,513,308
5.085%	09/01/2034	#	399,504	407,663
4.886%	09/01/2034	#	325,182	331,970
4.726%	10/01/2034	#	601,884	622,029
Government National Mortgage Association
6.500%	10/20/2037- 09/20/2038		13,269,277	14,061,041
6.000%	07/20/2038- 02/15/2039		9,277,459	9,676,357
4.500%	04/20/2024- 08/20/2035		5,770,719	5,971,287
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $36,747,184)				37,516,803

U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Notes—0.1%
U.S. Treasury Note
3.125%	11/30/2009	‡‡
(Cost $502,147)			500,000	505,958

MUNICIPAL OBLIGATIONS—0.7%
California General Obligation Bonds (California)
5.250%	04/01/2014		1,200,000	1,179,696
Citizens Property Insurance Corp. Revenue Bonds (Florida)
5.000%	06/01/2012		1,700,000	1,733,473
TOTAL MUNICIPAL OBLIGATIONS
(Cost $2,929,082)				2,913,169

SOVEREIGN DEBT OBLIGATIONS—3.3%
Government Issued—3.3%
Bundesobligation, Series 154 (Germany)
2.250%	04/11/2014		EUR 6,590,000	9,147,730
Caisse d’Amortissement de la Dette Sociale MTN (France)
4.250%	11/08/2010		1,200,000	1,244,899
Province of Ontario (Canada)
3.125%	09/08/2010		1,200,000	1,225,438
2.750%	02/22/2011	†	1,225,000	1,257,391
Province of Quebec, Series PJ (Canada)
6.125%	01/22/2011	†	1,700,000	1,816,981
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $14,124,230)				14,692,439

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—22.5%
Automobile—13.0%
Bank of America Auto Trust
Series 2008-1A, Class A3A
4.970%	09/20/2012	ˆ	$1,325,000	$1,360,199
Bank of America Auto Trust
Series 2008-1A, Class A4
5.730%	01/20/2013	ˆ	2,630,000	2,696,272
BMW Vehicle Lease Trust
Series 2009-1, Class A1
0.792%	06/15/2010		800,000	800,442
BMW Vehicle Lease Trust
Series 2009-1, Class A2
2.040%	04/15/2011		2,900,000	2,908,036
Capital Auto Receivables Asset Trust
Series 2008-2, Class A3A
4.680%	10/15/2012		3,225,000	3,303,977
Capital Auto Receivables Asset Trust
Series 2008-1, Class A4B
1.669%	07/15/2014	#	4,000,000	3,805,544
Capital Auto Receivables Asset Trust
Series 2008-1, Class A3A
3.860%	08/15/2012		1,000,000	1,013,819
Capital Auto Receivables Asset Trust
Series 2007-1, Class A4B
0.359%	04/16/2012	#	1,000,000	982,774
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.320%	03/20/2010	ˆ	745,678	745,678
Carmax Auto Owner Trust
Series 2007-1, Class B
5.340%	10/15/2012		3,000,000	2,644,537
Chase Manhattan Auto Owner Trust
Series 2006-B, Class A4
5.110%	04/15/2014		2,400,000	2,473,742
Chase Manhattan Auto Owner Trust
Series 2006-A, Class A4
5.360%	01/15/2013		4,537,771	4,561,053
Daimler Chrysler Auto Trust
Series 2006-C, Class A4
4.980%	11/08/2011		4,434,894	4,510,083
Daimler Chrysler Auto Trust
Series 2008-B, Class A4A
5.320%	11/10/2014		2,000,000	1,868,195
Daimler Chrysler Auto Trust
Series 2008-A, Class A3A
3.700%	06/08/2012		1,600,000	1,619,377
Ford Credit Auto Lease Trust
Series 2009-A, Class A2
2.600%	05/15/2011	ˆ	1,350,000	1,353,375
Ford Credit Auto Lease Trust
Series 2009-A, Class A1
1.237%	06/15/2010	ˆ	990,000	981,183
Ford Credit Auto Owner Trust
Series 2007-A, Class A4A
5.470%	06/15/2012		1,825,000	1,906,372
Ford Credit Auto Owner Trust
Series 2007-B, Class A4A
5.240%	07/15/2012		6,400,000	6,658,667
Ford Credit Auto Owner Trust
Series 2006-B, Class A3
5.260%	10/15/2010		360,268	362,037
Harley-Davidson Motorcycle Trust
Series 2006-3, Class A3
5.240%	01/15/2012		$654,658	$661,438
Harley-Davidson Motorcycle Trust
Series 2007-2, Class A4
5.120%	08/15/2013		2,725,000	2,785,373
Honda Auto Receivables Owner Trust
Series 2009-2, Class A2
2.220%	08/15/2011		1,300,000	1,307,843
Nissan Auto Lease Trust
Series 2009-A, Class A2
2.010%	04/15/2011		1,540,000	1,543,781
USAA Auto Owner Trust
Series 2007-2, Class A3
4.900%	02/15/2012		1,363,443	1,388,518
USAA Auto Owner Trust
Series 2008-2, Class A3
4.640%	10/15/2012		1,100,000	1,137,277
Volkswagen Auto Lease Trust
Series 2009-A, Class A2
2.870%	07/15/2011		1,000,000	1,003,900
Wachovia Auto Owner Trust
Series 2005-B, Class A4
4.840%	04/20/2011		797,203	806,332
				57,189,824
Credit Card—9.5%
American Express Credit Account Master Trust
Series 2005-4, Class A
0.389%	01/15/2015	#	1,268,000	1,221,719
BA Credit Card Trust
Series 2006-A15, Class A15
0.319%	04/15/2014	#	4,200,000	4,062,665
BA Credit Card Trust
Series 2008-A5, Class A5
1.519%	12/16/2013	#	1,000,000	997,862
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.850%	02/18/2014		2,550,000	2,652,817
Capital One Multi-Asset Execution Trust
Series 2005-A10, Class A
0.399%	09/15/2015	#	2,015,000	1,924,007
Chase Issuance Trust
Series 2007-A9, Class A9
0.349%	06/16/2014	#	3,500,000	3,362,920
Chase Issuance Trust
Series 2007-A15, Class A
4.960%	09/17/2012		1,200,000	1,242,674
Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.500%	06/22/2012		4,125,000	4,274,156
Discover Card Master Trust
Series 2008-A3, Class A3
5.100%	10/15/2013		7,755,000	8,049,708
GE Capital Credit Card Master Note Trust
Series 2007-3, Class A2
5.400%	06/15/2013		5,915,000	6,051,147
GE Capital Credit Card Master Note Trust
Series 2007-4, Class A
0.369%	06/15/2015	#	500,000	438,809
Household Credit Card Master Note Trust I
Series 2007-2, Class A
0.869%	07/15/2013	#	6,400,000	6,176,350

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Household Credit Card Master Note Trust I
Series 2007-1, Class A
0.369%	04/15/2013	#	$1,500,000	$1,450,755
				41,905,589
TOTAL ASSET BACKED SECURITIES
(Cost $97,888,327)				99,095,413

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—2.5%
Mortgage Backed—2.5%
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 1A1
5.513%	01/25/2035	#	980,571	804,878
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.469%	09/25/2035	#	3,505,170	2,951,668
Harborview Mortgage Loan Trust
Series 2005-14, Class 3A1A
5.307%	12/19/2035	#	4,772,696	3,006,350
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A2
4.561%	12/25/2034	#	2,704,436	2,396,342
Provident Funding Mortgage Loan Trust
Series 2004-1, Class 1A1
3.843%	04/25/2034	#	389,225	344,683
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 2A1
2.339%	10/19/2034	#	750,623	490,467
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
3.411%	03/25/2044	#	703,807	599,632
Wells Fargo Mortgage Backed Securities Trust
Series 2004-S, Class B1
3.581%	09/25/2034	#	2,027,118	567,835
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $15,725,031)				11,161,855

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—1.6%
Non-U.S. Government Agency Obligations—1.6%
Export Development Canada (Canada)
3.750%	07/15/2011		1,365,000	1,423,354
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011		1,150,000	1,202,550
Nederlandse Waterschapsbank NV MTN (Netherlands)
4.625%	07/25/2011		EUR 1,500,000	2,218,043
Societe Financement de l’Economie Francaise (France)
2.125%	01/30/2012	ˆ†	2,300,000	2,303,875
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,063,475)				7,147,822

			Shares	Value
CASH EQUIVALENTS—12.4%
Institutional Money Market Funds—12.4%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			22,504,961	$22,504,961
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	11,212,136	11,212,136
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	2,000,000	2,000,000
Invesco AIM Short-Term Investments Trust Liquid Assets Portfolio		††	6,700,000	6,700,000
Invesco AIM Short-Term Investments Trust Prime Assets Portfolio		††	12,000,000	12,000,000
TOTAL CASH EQUIVALENTS
(Cost $54,417,097)				54,417,097
TOTAL INVESTMENTS—107.5%
(Cost $472,021,339)				473,381,633
Other assets less liabilities—(7.5%)				(32,837,170)
NET ASSETS—100.0%				$440,544,463

Notes to the Schedule of Investments:
EUR	European Monetary Unit
MTN	Medium Term Note
REMICS	Real Estate Mortgage Investment Conduits
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of security on loan.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities represent 7.3% of Total Investments.

‡‡	Security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint Inflation Protected
Securities Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.7%
Banks—0.2%
Citigroup, Inc.
0.944%	05/18/2011	#	$ 300,000	$283,736
Morgan Stanley, Series F MTN
6.625%	04/01/2018		300,000	299,562
Royal Bank of Scotland Group plc, Perpetual Bond (United Kingdom)
7.092%	09/29/2017	#	EUR 100,000	48,398
				631,696
Capital Markets—0.1%
Bear Stearns Cos. LLC (The), Series CPI MTN
1.420%	03/10/2014	#	380,000	339,659
Lehman Brothers Holdings, Inc., Series G MTN
6.395%	06/02/2009	▲	405,000	61,763
				401,422
Consumer Finance—0.2%
SLM Corp. MTN
0.883%	04/01/2014	#	465,000	270,816
SLM Corp., Series B MTN
0.816%	03/15/2010	#	325,000	294,986
				565,802
Insurance—0.1%
ASIF I, Series E MTN (Cayman Islands)
1.242%	07/26/2010	#	600,000	500,366
Multi-National—0.1%
International Bank for Reconstruction & Development, Series CPI (Supranational)
0.000%	12/10/2013	#	275,000	253,825
TOTAL CORPORATE OBLIGATIONS
(Cost $2,931,460)				2,353,111

U.S. GOVERNMENT AGENCY OBLIGATIONS—1.9%
Government Backed Corporate (FDIC) Obligations—1.5%
GMAC LLC
0.629%	12/19/2012	#	4,800,000	4,823,405
U.S. Government Agency Obligations—0.4%
Federal Home Loan Bank Discount Note
0.151%	07/02/2009		200,000	199,998
Federal Home Loan Mortgage Corp. Discount Note
0.264%	11/30/2009		274,000	273,763
Federal Home Loan Mortgage Corp. MTN
5.000%	12/14/2018	†	335,000	318,637
Federal National Mortgage Association Discount Notes
0.270%	11/18/2009		300,000	299,761
0.162%	07/20/2009		100,000	99,991
0.162%	07/22/2009		100,000	99,990
				1,292,140
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,098,201)				6,115,545

U.S. TREASURY OBLIGATIONS—90.5%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.050%	07/16/2009		$200,000	$199,996
U.S. Treasury Bonds—0.2%
U.S. Treasury Bond PO STRIPs
4.656%	11/15/2027		1,855,000	813,256
U.S. Treasury Inflation Protected Securities Bonds—31.6%
U.S. Treasury Bond
3.875%	04/15/2029	†	7,845,000	12,936,221
3.625%	04/15/2028	‡‡	3,540,000	5,691,032
3.375%	04/15/2032		510,000	770,839
2.500%	01/15/2029		5,110,000	5,405,143
2.375%	01/15/2025	†	24,925,000	29,042,812
2.375%	01/15/2027		8,465,000	9,286,549
2.000%	01/15/2026	†	19,380,000	20,431,082
1.750%	01/15/2028		16,228,000	15,624,998
				99,188,676
U.S. Treasury Inflation Protected Securities Notes—58.6%
U.S. Treasury Note
4.000%	08/15/2018		1,180,000	1,224,343
3.500%	01/15/2011		1,610,000	2,060,722
3.375%	01/15/2012		2,840,000	3,629,104
3.000%	07/15/2012		18,561,000	23,347,511
2.625%	07/15/2017	†	4,200,000	4,610,238
2.500%	07/15/2016		3,015,000	3,345,702
2.375%	04/15/2011- 01/15/2017		27,540,000	30,442,941
2.125%	01/15/2019	†	605,000	621,353
2.000%	04/15/2012- 01/15/2016	†	22,495,000	25,440,069
2.000%	07/15/2014		19,850,000	23,010,096
1.875%	07/15/2013		16,574,000	19,760,065
1.875%	07/15/2015	†	4,390,000	4,871,415
1.625%	01/15/2015		9,035,000	10,055,237
1.625%	01/15/2018	†	11,455,000	11,561,316
1.375%	07/15/2018		3,865,000	3,713,293
1.250%	04/15/2014	†	2,310,000	2,339,897
0.625%	04/15/2013		14,120,000	14,093,889
				184,127,191
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $283,478,259)				284,329,119

ASSET BACKED SECURITIES—0.3%
Other—0.3%
Small Business Administration Participation Certificates
Series 2009-20D, Class 1
4.310%	04/01/2029		700,000	706,040
Small Business Administration Participation Certificates
Series 2008-20D, Class 1
5.370%	04/01/2028		186,164	196,702
TOTAL ASSET BACKED SECURITIES
(Cost $886,164)				902,742

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Inflation
Protected Securities Fund

		Shares	Value
CASH EQUIVALENTS—19.0%
Institutional Money Market Funds—19.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		13,249,982	$13,249,982
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	16,381,785	16,381,784
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	10,000,000	10,000,000
Invesco AIM Short-Term Investments Trust Liquid Assets Portfolio	††	10,000,000	10,000,000
Invesco AIM Short-Term Investments Trust Prime Assets Portfolio	††	10,000,000	10,000,000
TOTAL CASH EQUIVALENTS
(Cost $59,631,766)			59,631,766
TOTAL INVESTMENTS—112.4%
(Cost $353,025,850)			353,332,283
Other assets less liabilities—(12.4%)			(39,069,873)
NET ASSETS—100.0%			$314,262,410

Notes to the Schedule of Investments:
EUR	European Monetary Unit
MTN	Medium Term Note
PO	Principal Only
STRIPs	Separately Traded Receipt of Interest and Principal Security
#	Rate is subject to change. Rate shown reflects current rate.
▲	Security in default.
†	Denotes all or a portion of security on loan.
‡‡	Security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint
Asset Allocation Fund

		Shares	Value
COMMON STOCKS—77.0%
Aerospace & Defense—2.1%
Boeing Co. (The)		27,280	$1,159,400
General Dynamics Corp.		14,447	800,219
Goodrich Corp.		4,457	222,716
Honeywell International, Inc.		27,579	865,981
ITT Corp.		6,616	294,412
L-3 Communications Holdings, Inc.		4,587	318,246
Lockheed Martin Corp.		12,344	995,544
Northrop Grumman Corp.		12,252	559,671
Precision Castparts Corp.		5,228	381,801
Raytheon Co.		15,094	670,627
Rockwell Collins, Inc.	†	5,900	246,207
United Technologies Corp.		35,495	1,844,320
			8,359,144
Air Freight & Logistics—0.8%
C.H. Robinson Worldwide, Inc.		6,375	332,456
Expeditors International of Washington, Inc.	†	7,887	262,953
FedEx Corp.		11,749	653,479
United Parcel Service, Inc., Class B		37,519	1,875,575
			3,124,463
Airlines—0.1%
Southwest Airlines Co.		27,545	185,378
Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)	*	9,901	111,485
Johnson Controls, Inc.	†	22,390	486,311
			597,796
Automobiles—0.2%
Ford Motor Co.	*	119,586	725,887
Harley-Davidson, Inc.		8,834	143,199
			869,086
Beverages—2.0%
Brown-Forman Corp., Class B		3,519	151,247
Coca-Cola Co. (The)		74,973	3,597,954
Coca-Cola Enterprises, Inc.		11,662	194,172
Constellation Brands, Inc., Class A	*†	7,695	97,573
Dr. Pepper Snapple Group, Inc.	*	9,376	198,677
Molson Coors Brewing Co., Class B		5,757	243,694
Pepsi Bottling Group, Inc.		5,275	178,506
PepsiCo, Inc.		58,486	3,214,391
			7,876,214

Biotechnology—1.4%
Amgen, Inc.	*	38,168	2,020,614
Biogen Idec, Inc.	*	10,946	494,212
Celgene Corp.	*	17,160	820,934
Cephalon, Inc.	*†	2,557	144,854
Genzyme Corp.	*†	10,127	563,770
Gilead Sciences, Inc.	*	34,264	1,604,926
			5,649,310
Building Products—0.0%
Masco Corp.	†	13,244	126,878
Capital Markets—2.3%
Ameriprise Financial, Inc.		9,595	$232,871
Bank of New York Mellon Corp. (The)		44,644	1,308,516
Charles Schwab Corp. (The)		35,196	617,338
E*Trade Financial Corp.	*†	15,638	20,017
Federated Investors, Inc., Class B		3,633	87,519
Franklin Resources, Inc.		5,740	413,337
Goldman Sachs Group, Inc. (The)		18,924	2,790,154
Invesco Ltd.	†	14,324	255,254
Janus Capital Group, Inc.		5,322	60,671
Legg Mason, Inc.	†	5,863	142,940
Morgan Stanley		50,512	1,440,097
Northern Trust Corp.		8,887	477,054
State Street Corp.		18,264	862,061
T. Rowe Price Group, Inc.	†	9,762	406,782
			9,114,611
Chemicals—1.4%
Air Products & Chemicals, Inc.		7,997	516,526
CF Industries Holdings, Inc.		1,816	134,638
Dow Chemical Co. (The)		39,933	644,519
E.I. Du Pont de Nemours & Co.		34,086	873,283
Eastman Chemical Co.		2,690	101,951
Ecolab, Inc.		6,638	258,816
International Flavors & Fragrances, Inc.		2,718	88,933
Monsanto Co.		20,586	1,530,363
PPG Industries, Inc.		6,159	270,380
Praxair, Inc.		11,501	817,376
Sigma-Aldrich Corp.		4,671	231,495
			5,468,280
Commercial Banks—2.0%
BB&T Corp.		23,990	527,300
Comerica, Inc.	†	5,317	112,455
Fifth Third Bancorp		26,319	186,865
First Horizon National Corp.	*†	8,870	106,438
Huntington Bancshares, Inc./Ohio	†	13,873	57,989
KeyCorp		24,978	130,885
M&T Bank Corp.	†	2,772	141,178
Marshall & Ilsley Corp.	†	10,195	48,936
PNC Financial Services Group, Inc.		17,075	662,681
Regions Financial Corp.		41,287	166,799
SunTrust Banks, Inc.		17,520	288,204
U.S. Bancorp		71,607	1,283,197
Wells Fargo & Co.		174,731	4,238,974
Zions Bancorporation		4,374	50,563
			8,002,464
Commercial Services & Supplies—0.4%
Avery Dennison Corp.		3,733	95,863
Cintas Corp.		5,462	124,752
Iron Mountain, Inc.	*	6,808	195,730
Pitney Bowes, Inc.		8,193	179,673
R.R. Donnelley & Sons Co.		8,477	98,503
Republic Services, Inc.		12,065	294,507
Stericycle, Inc.	*†	3,215	165,669
Waste Management, Inc.		18,489	520,650
			1,675,347

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Asset Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Communications Equipment—2.1%
Ciena Corp.	*†	3,493	$36,152
Cisco Systems, Inc.	*	217,190	4,048,422
Harris Corp.		4,937	140,013
JDS Uniphase Corp.	*	8,455	48,362
Juniper Networks, Inc.	*	19,368	457,085
Motorola, Inc.		85,311	565,612
QUALCOMM, Inc.		62,090	2,806,468
Tellabs, Inc.	*	14,827	84,959
			8,187,073
Computers & Peripherals—4.2%
Apple, Inc.	*	33,529	4,775,535
Dell, Inc.	*	65,885	904,601
EMC Corp.	*	76,027	995,954
Hewlett-Packard Co.		89,880	3,473,862
International Business Machines Corp.		49,745	5,194,373
Lexmark International, Inc., Class A	*	2,556	40,513
NetApp, Inc.	*	12,691	250,267
QLogic Corp.	*	5,478	69,461
SanDisk Corp.	*	8,729	128,229
Seagate Technology—Escrow Shares (Cayman Islands)	*δ	10,600	—
Sun Microsystems, Inc.	*	26,647	245,685
Teradata Corp.	*	6,205	145,383
Western Digital Corp.	*	8,363	221,619
			16,445,482
Construction & Engineering—0.2%
Fluor Corp.	†	6,700	343,643
Jacobs Engineering Group, Inc.	*	4,863	204,684
Quanta Services, Inc.	*	7,325	169,427
			717,754
Construction Materials—0.1%
Vulcan Materials Co.	†	4,227	182,184
Consumer Finance—0.4%
American Express Co.		43,743	1,016,587
Capital One Financial Corp.		16,946	370,778
Discover Financial Services		17,603	180,783
SLM Corp.	*	16,510	169,558
			1,737,706
Containers & Packaging—0.2%
Ball Corp.		3,382	152,731
Bemis Co., Inc.		3,384	85,277
Owens-Illinois, Inc.	*	6,307	176,659
Pactiv Corp.	*†	4,590	99,603
Sealed Air Corp.		6,332	116,825
			631,095
Distributors—0.1%
Genuine Parts Co.		5,981	200,722
Diversified Consumer Services—0.2%
Apollo Group, Inc., Class A	*†	3,858	274,381
DeVry, Inc.		2,320	116,093
H&R Block, Inc.		12,792	220,406
			610,880

Diversified Financial Services—2.9%
Bank of America Corp.		303,450	$4,005,540
CIT Group, Inc.	†	11,325	24,349
Citigroup, Inc.	†	205,789	611,194
CME Group, Inc.	†	2,539	789,908
IntercontinentalExchange, Inc.	*	2,797	319,529
JPMorgan Chase & Co.		146,455	4,995,580
Leucadia National Corp.	*	6,925	146,048
Moody’s Corp.		7,286	191,986
NASDAQ OMX Group, Inc. (The)	*	5,135	109,427
NYSE Euronext		9,681	263,807
			11,457,368
Diversified Telecommunication Services—2.4%
AT&T, Inc.		221,744	5,508,121
CenturyTel, Inc.	†	3,583	109,998
Embarq Corp.		5,352	225,105
Frontier Communications Corp.	†	12,939	92,384
Qwest Communications International, Inc.	†	52,086	216,157
Verizon Communications, Inc.		107,019	3,288,694
Windstream Corp.		17,424	145,665
			9,586,124
Electric Utilities—1.8%
Allegheny Energy, Inc.	†	6,201	159,056
American Electric Power Co., Inc.		17,709	511,613
Duke Energy Corp.		47,670	695,505
Edison International		12,274	386,140
Entergy Corp.		7,234	560,780
Exelon Corp.		24,834	1,271,749
FirstEnergy Corp.	†	11,498	445,547
FPL Group, Inc.		15,410	876,213
Northeast Utilities	†	5,828	130,023
Pepco Holdings, Inc.		7,757	104,254
Pinnacle West Capital Corp.	†	3,894	117,404
PPL Corp.		14,111	465,098
Progress Energy, Inc.		10,447	395,210
Southern Co.		29,057	905,416
			7,024,008
Electrical Equipment—0.3%
Cooper Industries Ltd., Class A		6,450	200,272
Emerson Electric Co.		28,327	917,795
Rockwell Automation, Inc.	†	5,755	184,851
			1,302,918
Electronic Equipment, Instruments & Components—0.4%
Agilent Technologies, Inc.	*	13,452	273,210
Amphenol Corp., Class A		6,541	206,957
Corning, Inc.		58,248	935,463
FLIR Systems, Inc.	*	5,187	117,019
Jabil Circuit, Inc.		7,918	58,752
Molex, Inc.		5,571	86,629
			1,678,030
Energy Equipment & Services—1.4%
Baker Hughes, Inc.		11,610	423,068
BJ Services Co.	†	10,193	138,930
Cameron International Corp.	*†	8,042	227,589
Diamond Offshore Drilling, Inc.	†	2,632	218,588
ENSCO International, Inc.		5,279	184,079
FMC Technologies, Inc.	*	4,734	177,904

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Asset Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Halliburton Co.		34,045	$704,731
Nabors Industries Ltd. (Bermuda)	*†	9,942	154,896
National Oilwell Varco, Inc.	*	15,721	513,448
Rowan Cos., Inc.		4,282	82,728
Schlumberger Ltd.		45,018	2,435,924
Smith International, Inc.		8,089	208,292
			5,470,177
Food & Staples Retailing—2.4%
Costco Wholesale Corp.		16,428	750,760
CVS Caremark Corp.		54,673	1,742,428
Kroger Co. (The)		24,723	545,142
Safeway, Inc.		16,392	333,905
SUPERVALU, Inc.		7,526	97,462
Sysco Corp.		22,772	511,915
Walgreen Co.		37,400	1,099,560
Wal-Mart Stores, Inc.		84,034	4,070,607
Whole Foods Market, Inc.	†	5,393	102,359
			9,254,138
Food Products—1.4%
Archer-Daniels-Midland Co.		24,282	650,029
Campbell Soup Co.	†	7,666	225,534
ConAgra Foods, Inc.		17,037	324,725
Dean Foods Co.	*	5,714	109,652
General Mills, Inc.		12,283	688,094
H.J. Heinz Co.		11,767	420,082
Hershey Co. (The)	†	6,125	220,500
Hormel Foods Corp.		2,623	90,598
J.M. Smucker Co. (The)		4,454	216,731
Kellogg Co.		9,433	439,295
Kraft Foods, Inc., Class A		55,263	1,400,364
McCormick & Co., Inc.		4,917	159,950
Sara Lee Corp.		25,488	248,763
Tyson Foods, Inc., Class A		12,411	156,503
			5,350,820
Gas Utilities—0.1%
EQT Corp.	†	4,923	171,862
Nicor, Inc.		1,749	60,550
Questar Corp.		6,163	191,423
			423,835
Health Care Equipment & Supplies—1.6%
Baxter International, Inc.		22,712	1,202,827
Becton Dickinson and Co.	†	9,210	656,765
Boston Scientific Corp.	*	56,548	573,397
C.R. Bard, Inc.	†	3,729	277,624
DENTSPLY International, Inc.	†	5,600	170,912
Hospira, Inc.	*	6,371	245,411
Intuitive Surgical, Inc.	*†	1,521	248,927
Medtronic, Inc.		42,048	1,467,055
St. Jude Medical, Inc.	*	12,860	528,546
Stryker Corp.		8,862	352,176
Varian Medical Systems, Inc.	*	4,597	161,539
Zimmer Holdings, Inc.	*	8,207	349,618
			6,234,797
Health Care Providers & Services—1.7%
Aetna, Inc.		17,023	426,426
AmerisourceBergen Corp.		11,708	207,700
Cardinal Health, Inc.		13,541	413,678
CIGNA Corp.	†	10,193	245,549
Coventry Health Care, Inc.	*	5,216	97,591
DaVita, Inc.	*	3,846	$190,223
Express Scripts, Inc.	*	10,058	691,488
Humana, Inc.	*	6,083	196,238
Laboratory Corp. of America Holdings	*†	4,129	279,905
McKesson Corp.		10,408	457,952
Medco Health Solutions, Inc.	*	18,390	838,768
Patterson Cos., Inc.	*†	3,404	73,867
Quest Diagnostics, Inc.		5,759	324,980
Tenet Healthcare Corp.	*	17,172	48,425
UnitedHealth Group, Inc.		44,940	1,122,601
WellPoint, Inc.	*	18,328	932,712
			6,548,103
Health Care Technology—0.0%
IMS Health, Inc.		6,238	79,223
Hotels, Restaurants & Leisure—1.2%
Carnival Corp.		16,471	424,458
Darden Restaurants, Inc.		4,909	161,899
International Game Technology		11,118	176,776
Marriott International, Inc., Class A	†	11,106	245,105
McDonald’s Corp.		41,579	2,390,377
Starbucks Corp.	*†	27,414	380,780
Starwood Hotels & Resorts Worldwide, Inc.		6,655	147,741
Wyndham Worldwide Corp.		5,801	70,308
Wynn Resorts Ltd.	*†	2,103	74,236
Yum! Brands, Inc.		17,717	590,685
			4,662,365
Household Durables—0.3%
Black & Decker Corp.		2,446	70,102
Centex Corp.	†	4,781	40,447
D.R. Horton, Inc.		10,655	99,731
Fortune Brands, Inc.		5,549	192,772
Harman International Industries, Inc.	†	2,577	48,448
KB Home	†	3,038	41,560
Leggett & Platt, Inc.		5,588	85,105
Lennar Corp., Class A		5,303	51,386
Newell Rubbermaid, Inc.	†	10,683	111,210
Pulte Homes, Inc.	†	8,403	74,198
Snap-On, Inc.		2,267	65,154
Stanley Works (The)		2,990	101,182
Whirlpool Corp.	†	2,555	108,741
			1,090,036
Household Products—2.1%
Clorox Co.		5,034	281,048
Colgate-Palmolive Co.		18,784	1,328,780
Kimberly-Clark Corp.		15,688	822,522
Procter & Gamble Co. (The)		109,723	5,606,846
			8,039,196
Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)	*	24,828	288,253
Constellation Energy Group, Inc.		6,904	183,508
Dynegy, Inc., Class A	*	18,120	41,133
			512,894
Industrial Conglomerates—1.6%
3M Co.		26,100	1,568,610
General Electric Co.		398,977	4,676,010
Textron, Inc.		9,069	87,607
			6,332,227

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Asset Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Insurance—1.8%
Aflac, Inc.	†	18,019	$560,211
Allstate Corp. (The)		20,454	499,078
American International Group, Inc.	†	100,729	116,846
AON Corp.		10,484	397,029
Assurant, Inc.		4,233	101,973
Chubb Corp.		13,197	526,296
Cincinnati Financial Corp.		6,012	134,368
Genworth Financial, Inc., Class A		17,464	122,073
Hartford Financial Services Group, Inc.		12,324	146,286
Lincoln National Corp.		10,532	181,256
Loews Corp.		13,642	373,791
Marsh & McLennan Cos., Inc.		19,336	389,234
MBIA, Inc.	*	5,731	24,815
MetLife, Inc.		31,055	931,960
Principal Financial Group, Inc.		11,732	221,031
Progressive Corp. (The)	*	25,377	383,446
Prudential Financial, Inc.		17,189	639,775
Torchmark Corp.	†	3,078	114,009
Travelers Cos., Inc. (The)		22,329	916,382
Unum Group		12,836	203,579
XL Capital Ltd., Class A (Bermuda)		12,375	141,817
			7,125,255
Internet & Catalog Retail—0.3%
Amazon.com, Inc.	*	12,048	1,007,936
Expedia, Inc.	*	8,287	125,216
			1,133,152
Internet Software & Services—1.4%
Akamai Technologies, Inc.	*†	6,335	121,505
eBay, Inc.	*	41,309	707,623
Google, Inc., Class A	*	9,013	3,799,791
VeriSign, Inc.	*	7,089	131,005
Yahoo! Inc.	*	52,262	818,423
			5,578,347
IT Services—0.8%
Affiliated Computer Services, Inc., Class A	*	3,850	171,017
Automatic Data Processing, Inc.		19,224	681,299
Cognizant Technology Solutions Corp., Class A	*	10,746	286,918
Computer Sciences Corp.	*	5,556	246,131
Convergys Corp.	*	4,322	40,108
Fidelity National Information Services, Inc.		6,806	135,848
Fiserv, Inc.	*	6,106	279,044
Mastercard, Inc., Class A		2,726	456,087
Paychex, Inc.		12,081	304,441
Total System Services, Inc.		8,210	109,932
Western Union Co. (The)		26,373	432,517
			3,143,342
Leisure Equipment & Products—0.1%
Eastman Kodak Co.	†	11,313	33,486
Hasbro, Inc.		4,840	117,322
Mattel, Inc.	†	13,293	213,353
			364,161

Life Sciences Tools & Services—0.3%
Life Technologies Corp.	*	6,575	$274,309
Millipore Corp.	*	2,284	160,360
PerkinElmer, Inc.	†	4,085	71,079
Thermo Fisher Scientific, Inc.	*†	15,818	644,900
Waters Corp.	*†	3,645	187,608
			1,338,256
Machinery—1.1%
Caterpillar, Inc.	†	23,028	760,845
Cummins, Inc.		7,460	262,667
Danaher Corp.	†	9,626	594,309
Deere & Co.		16,134	644,553
Dover Corp.		7,045	233,119
Eaton Corp.		6,245	278,590
Flowserve Corp.		2,099	146,531
Illinois Tool Works, Inc.		14,363	536,315
Ingersoll-Rand Co., Ltd., Class A (Bermuda)	*†	1,138	23,784
Manitowoc Co., Inc. (The)	†	5,086	26,752
PACCAR, Inc.	†	13,694	445,192
Pall Corp.		4,238	112,561
Parker Hannifin Corp.		6,318	271,421
			4,336,639
Media—2.0%
CBS Corp., Class B		25,112	173,775
Comcast Corp., Class A		108,469	1,571,716
DIRECTV Group, Inc. (The)	*†	20,192	498,944
Gannett Co., Inc.	†	9,410	33,594
Interpublic Group of Cos., Inc.	*†	19,727	99,621
McGraw-Hill Cos., Inc. (The)		11,925	359,062
Meredith Corp.		1,725	44,074
New York Times Co. (The), Class A	†	3,741	20,613
News Corp., Class A	†	86,658	789,454
Omnicom Group, Inc.		12,045	380,381
Scripps Networks Interactive, Inc., Class A		3,333	92,758
Time Warner Cable, Inc.		13,299	421,179
Time Warner, Inc.		45,123	1,136,648
Viacom, Inc., Class B	*	22,659	514,359
Walt Disney Co. (The)		69,932	1,631,514
Washington Post Co. (The), Class B		237	83,467
			7,851,159
Metals & Mining—0.7%
AK Steel Holding Corp.		4,652	89,272
Alcoa, Inc.	†	35,949	371,353
Allegheny Technologies, Inc.	†	3,541	123,687
Freeport-McMoRan Copper & Gold, Inc.		15,578	780,614
Newmont Mining Corp.		18,326	748,984
Nucor Corp.		11,937	530,361
Titanium Metals Corp.		3,575	32,854
United States Steel Corp.	†	5,142	183,775
			2,860,900
Multiline Retail—0.6%
Big Lots, Inc.	*	3,395	71,397
Family Dollar Stores, Inc.		5,289	149,679
J.C. Penney Co., Inc.		8,181	234,877
Kohl’s Corp.	*	11,470	490,342
Macy’s, Inc.		14,264	167,745
Nordstrom, Inc.	†	5,543	110,250

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Asset Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sears Holdings Corp.	*†	2,245	$149,337
Target Corp.		28,520	1,125,684
			2,499,311
Multi-Utilities—1.1%
Ameren Corp.		7,761	193,171
Centerpoint Energy, Inc.		12,837	142,234
CMS Energy Corp.	†	8,849	106,896
Consolidated Edison, Inc.		10,290	385,052
Dominion Resources, Inc.		21,878	731,163
DTE Energy Co.		6,006	192,192
Integrys Energy Group, Inc.		2,938	88,111
NiSource, Inc.		10,558	123,106
PG&E Corp.		13,877	533,432
Public Service Enterprise Group, Inc.		19,186	626,039
SCANA Corp.		4,420	143,517
Sempra Energy		9,293	461,212
TECO Energy, Inc.		8,086	96,466
Wisconsin Energy Corp.		4,420	179,938
Xcel Energy, Inc.		17,306	318,603
			4,321,132
Office Electronics—0.1%
Xerox Corp.		32,742	212,168
Oil, Gas & Consumable Fuels—8.2%
Anadarko Petroleum Corp.		18,529	841,031
Apache Corp.		12,629	911,182
Cabot Oil & Gas Corp.		4,007	122,775
Chesapeake Energy Corp.		21,307	422,518
Chevron Corp.		75,561	5,005,916
ConocoPhillips		55,826	2,348,042
Consol Energy, Inc.		6,786	230,453
Denbury Resources, Inc.	*	9,450	139,199
Devon Energy Corp.		16,680	909,060
El Paso Corp.		25,197	232,568
EOG Resources, Inc.		9,382	637,225
Exxon Mobil Corp.		183,389	12,820,725
Hess Corp.		10,675	573,781
Marathon Oil Corp.		26,623	802,151
Massey Energy Co.		3,300	64,482
Murphy Oil Corp.		7,170	389,474
Noble Energy, Inc.		6,323	372,867
Occidental Petroleum Corp.		30,499	2,007,139
Peabody Energy Corp.	†	10,230	308,537
Pioneer Natural Resources Co.		4,248	108,324
Range Resources Corp.	†	6,045	250,324
Southwestern Energy Co.	*	12,871	500,038
Spectra Energy Corp.		24,382	412,544
Sunoco, Inc.		4,385	101,732
Tesoro Corp.	†	5,558	70,753
Valero Energy Corp.		20,964	354,082
Williams Cos., Inc. (The)		21,629	337,629
XTO Energy, Inc.		21,844	833,130
			32,107,681
Paper & Forest Products—0.2%
International Paper Co.		16,057	242,943
MeadWestvaco Corp.		7,042	115,559
Weyerhaeuser Co.		7,959	242,192
			600,694
Personal Products—0.1%
Avon Products, Inc.		16,048	$413,718
Estee Lauder Cos., Inc. (The), Class A	†	4,508	147,276
			560,994
Pharmaceuticals—5.7%
Abbott Laboratories		58,200	2,737,728
Allergan, Inc.		11,594	551,643
Bristol-Myers Squibb Co.		74,814	1,519,472
Eli Lilly & Co.		38,399	1,330,142
Forest Laboratories, Inc.	*	11,443	287,334
Johnson & Johnson		103,729	5,891,807
King Pharmaceuticals, Inc.	*	9,016	86,824
Merck & Co., Inc.		79,796	2,231,096
Mylan, Inc.	*†	12,605	164,495
Pfizer, Inc.		254,081	3,811,215
Schering-Plough Corp.		61,384	1,541,966
Watson Pharmaceuticals, Inc.	*	3,764	126,809
Wyeth		50,410	2,288,110
			22,568,641
Professional Services—0.1%
Dun & Bradstreet Corp.		2,032	165,019
Equifax, Inc.		5,005	130,630
Monster Worldwide, Inc.	*†	4,916	58,058
Robert Half International, Inc.	†	5,463	129,036
			482,743
Real Estate Investment Trusts (REITs)—0.7%
Apartment Investment & Management Co., Class A REIT	†	3,649	32,294
AvalonBay Communities, Inc. REIT		2,827	158,142
Boston Properties, Inc. REIT	†	5,134	244,892
Equity Residential REIT		10,202	226,790
HCP, Inc. REIT		9,353	198,190
Health Care REIT, Inc. REIT		3,884	132,444
Host Hotels & Resorts, Inc. REIT	†	20,570	172,582
Kimco Realty Corp. REIT		11,270	113,264
Plum Creek Timber Co., Inc. REIT	†	6,191	184,368
ProLogis REIT		15,923	128,339
Public Storage REIT		4,718	308,935
Simon Property Group, Inc. REIT	†	10,382	533,946
Ventas, Inc. REIT	†	5,365	160,199
Vornado Realty Trust REIT	†	5,241	235,995
			2,830,380
Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*	6,849	64,107
Road & Rail—0.7%
Burlington Northern Santa Fe Corp.		10,459	769,155
CSX Corp.		14,865	514,775
Norfolk Southern Corp.		13,755	518,151
Ryder System, Inc.	†	1,957	54,639
Union Pacific Corp.		18,921	985,027
			2,841,747

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Asset Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Semiconductors & Semiconductor Equipment—1.9%
Advanced Micro Devices, Inc.	*†	20,781	$80,423
Altera Corp.	†	11,327	184,404
Analog Devices, Inc.		10,876	269,507
Applied Materials, Inc.		50,695	556,124
Broadcom Corp., Class A	*†	15,951	395,425
Intel Corp.		209,559	3,468,202
KLA-Tencor Corp.		6,189	156,272
Linear Technology Corp.	†	8,180	191,003
LSI Corp.	*†	26,625	121,410
MEMC Electronic Materials, Inc.	*	9,003	160,343
Microchip Technology, Inc.	†	6,769	152,641
Micron Technology, Inc.	*	27,917	141,260
National Semiconductor Corp.	†	8,072	101,304
Novellus Systems, Inc.	*	3,572	59,652
Nvidia Corp.	*	21,944	247,748
Teradyne, Inc.	*†	7,581	52,006
Texas Instruments, Inc.		47,811	1,018,374
Xilinx, Inc.	†	10,211	208,917
			7,565,015
Software—3.3%
Adobe Systems, Inc.	*	20,040	567,132
Autodesk, Inc.	*	7,967	151,214
BMC Software, Inc.	*	7,016	237,071
CA, Inc.		14,754	257,162
Citrix Systems, Inc.	*	7,094	226,228
Compuware Corp.	*	10,592	72,661
Electronic Arts, Inc.	*	11,990	260,423
Intuit, Inc.	*	12,051	339,356
McAfee, Inc.	*	5,774	243,605
Microsoft Corp.		288,038	6,846,663
Novell, Inc.	*	15,381	69,676
Oracle Corp.		142,692	3,056,463
Salesforce.com, Inc.	*	4,280	163,367
Symantec Corp.	*	30,549	475,342
			12,966,363
Specialty Retail—1.5%
Abercrombie & Fitch Co., Class A	†	3,507	89,043
AutoNation, Inc.	*	2,960	51,356
AutoZone, Inc.	*	1,403	212,007
Bed Bath & Beyond, Inc.	*	9,767	300,335
Best Buy Co., Inc.		12,711	425,691
GameStop Corp., Class A	*†	6,456	142,097
Gap, Inc. (The)	†	17,285	283,474
Home Depot, Inc.		64,199	1,517,022
Limited Brands, Inc.		9,973	119,377
Lowe’s Cos., Inc.		55,368	1,074,693
Office Depot, Inc.	*	11,740	53,534
O’Reilly Automotive, Inc.	*†	5,130	195,350
RadioShack Corp.		4,789	66,855
Sherwin-Williams Co. (The)		3,899	209,571
Staples, Inc.		26,793	540,415
Tiffany & Co.	†	4,382	111,128
TJX Cos., Inc.	†	15,820	497,697
			5,889,645
Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.		12,548	337,290
NIKE, Inc., Class B		14,839	768,363
Polo Ralph Lauren Corp.		1,970	105,474
V.F. Corp.	†	3,408	188,633
			1,399,760
Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		19,498	$259,128
People’s United Financial, Inc.		13,072	196,603
			455,731
Tobacco—1.3%
Altria Group, Inc.		77,812	1,275,339
Lorillard, Inc.	†	6,274	425,189
Philip Morris International, Inc.		73,893	3,223,212
Reynolds American, Inc.		6,655	257,016
			5,180,756
Trading Companies & Distributors—0.1%
Fastenal Co.		4,754	157,690
W.W. Grainger, Inc.		2,328	190,617
			348,307
Wireless Telecommunication Services—0.3%
American Tower Corp., Class A	*	14,835	467,748
MetroPCS Communications, Inc.	*	9,521	126,724
Sprint Nextel Corp.	*	107,482	516,988
			1,111,460
TOTAL COMMON STOCKS
(Cost $362,903,141)			302,545,972

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—9.4%
U.S. Treasury Bills—0.8%
U.S. Treasury Bill
0.163%	09/10/2009	‡‡	$3,180,000	3,179,027
U.S. Treasury Bonds—8.6%
U.S. Treasury Bond
8.750%	08/15/2020	†	1,266,000	1,813,941
8.500%	02/15/2020		871,000	1,225,116
8.125%	08/15/2019		1,474,000	2,021,454
8.000%	11/15/2021	†	2,001,000	2,761,380
7.875%	02/15/2021		921,000	1,250,689
7.625%	02/15/2025		807,000	1,124,756
7.250%	08/15/2022	†	798,000	1,048,622
7.125%	02/15/2023		1,102,000	1,440,349
6.875%	08/15/2025		810,000	1,061,480
6.625%	02/15/2027		663,000	854,960
6.500%	11/15/2026	†	758,000	964,792
6.250%	05/15/2030	†	1,014,000	1,285,880
6.250%	08/15/2023		1,534,000	1,869,084
6.125%	11/15/2027- 08/15/2029		1,983,000	2,452,148
6.000%	02/15/2026		1,021,000	1,231,742
5.500%	08/15/2028	†	772,000	892,264
5.375%	02/15/2031		1,014,000	1,164,200
5.250%	11/15/2028- 02/15/2029		1,506,000	1,694,018
5.000%	05/15/2037		965,000	1,074,167
4.750%	02/15/2037		961,000	1,030,073
4.500%	05/15/2038	†	1,379,000	1,424,034
4.500%	02/15/2036		1,651,000	1,701,304
4.375%	02/15/2038		1,033,000	1,043,492
3.500%	02/15/2039		1,664,000	1,439,365
				33,869,310
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $37,419,821)				37,048,337

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Asset Allocation Fund

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—11.3%
Capital Markets—2.0%
ING US Funding LLC
0.350%	09/24/2009		$8,000,000	$7,991,200
Commercial Banks—7.6%
Lloyds TSB Bank plc (United Kingdom)
0.403%	08/05/2009		10,000,000	9,995,374
Societe Generale North America, Inc.
0.711%	07/13/2009		10,000,000	9,997,848
UBS Finance Delaware LLC
0.380%	08/10/2009		10,000,000	9,995,672
				29,988,894
Diversified Financial Services—1.7%
CBA Delaware Finance, Inc.
0.380%	08/14/2009		2,500,000	2,498,525
0.350%	09/18/2009		4,000,000	3,996,040
				6,494,565
TOTAL COMMERCIAL PAPER
(Cost $44,478,649)				44,474,659

			Shares	Value
CASH EQUIVALENTS—8.6%
Institutional Money Market Funds—8.6%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			8,588,894	8,588,894
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	7,407,921	7,407,921
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	12,000,000	12,000,000
Invesco AIM Short-Term Investments Trust Liquid Assets Portfolio		††	3,000,000	3,000,000
Invesco AIM Short-Term Investments Trust Prime Assets Portfolio		††	3,000,000	3,000,000
TOTAL CASH EQUIVALENTS
(Cost $33,996,815)				33,996,815
TOTAL INVESTMENTS—106.3%
(Cost $478,798,426)				418,065,783
Other assets less liabilities—(6.3%)				(24,950,016)
NET ASSETS—100.0%				$393,115,767

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing.
δ	Security has no market value at June 30, 2009.
‡‡	Security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint
Equity Income Fund

		Shares	Value
COMMON STOCKS—95.7%
Aerospace & Defense—2.1%
Boeing Co. (The)		88,600	$3,765,500
Honeywell International, Inc.		354,900	11,143,860
L-3 Communications Holdings, Inc.		60,200	4,176,676
Raytheon Co.		128,300	5,700,369
			24,786,405
Air Freight & Logistics—1.1%
FedEx Corp.		168,600	9,377,532
United Parcel Service, Inc., Class B		81,800	4,089,182
			13,466,714
Airlines—0.2%
Southwest Airlines Co.		287,700	1,936,221
Automobiles—0.1%
Harley-Davidson, Inc.	†	96,000	1,556,160
Beverages—0.2%
Anheuser-Busch InBev NV (Belgium)		54,400	1,972,508
Biotechnology—0.3%
Amgen, Inc.	*	56,600	2,996,404
Building Products—0.3%
Masco Corp.	†	233,500	2,236,930
USG Corp.	*†	77,900	784,453
			3,021,383
Capital Markets—1.2%
Bank of New York Mellon Corp. (The)		190,900	5,595,279
Goldman Sachs Group, Inc. (The)		36,800	5,425,792
Legg Mason, Inc.	†	53,100	1,294,578
UBS AG (Switzerland)	*	131,105	1,600,792
			13,916,441
Chemicals—1.1%
E.I. Du Pont de Nemours & Co.		391,646	10,033,971
International Flavors & Fragrances, Inc.		95,500	3,124,760
			13,158,731
Commercial Banks—2.6%
Allied Irish Banks plc ADR (Ireland)	†	178,500	849,660
KeyCorp		248,100	1,300,044
Marshall & Ilsley Corp.	†	106,900	513,120
SunTrust Banks, Inc.	†	611,500	10,059,175
U.S. Bancorp		313,600	5,619,712
Wells Fargo & Co.		519,400	12,600,644
			30,942,355
Commercial Services & Supplies—0.5%
Avery Dennison Corp.		86,200	2,213,616
Pitney Bowes, Inc.		172,700	3,787,311
			6,000,927

Communications Equipment—0.6%
Cisco Systems, Inc.	*	96,500	$1,798,760
Nokia Oyj ADR (Finland)	†	400,600	5,840,748
			7,639,508
Computers & Peripherals—5.2%
Dell, Inc.	*†	3,408,300	46,795,959
Hewlett-Packard Co.		161,500	6,241,975
International Business Machines Corp.		84,400	8,813,048
			61,850,982
Construction Materials—1.9%
Cemex SAB de CV ADR (Mexico)	*†	2,139,922	19,986,872
Vulcan Materials Co.	†	73,100	3,150,610
			23,137,482
Consumer Finance—2.5%
American Express Co.		605,900	14,081,116
Capital One Financial Corp.	†	296,700	6,491,796
SLM Corp.	*†	914,400	9,390,888
			29,963,800
Distributors—0.2%
Genuine Parts Co.		53,552	1,797,205
Diversified Consumer Services—0.1%
H&R Block, Inc.		38,300	659,909
Diversified Financial Services—3.2%
Bank of America Corp.		1,074,906	14,188,759
JPMorgan Chase & Co.		696,900	23,771,259
			37,960,018
Diversified Telecommunication Services—4.0%
AT&T, Inc.		694,542	17,252,423
Level 3 Communications, Inc.	*†	7,327,000	11,063,770
Qwest Communications International, Inc.	†	699,300	2,902,095
Verizon Communications, Inc.		528,741	16,248,211
			47,466,499
Electric Utilities—1.9%
Duke Energy Corp.		199,400	2,909,246
Entergy Corp.	†	156,600	12,139,632
FirstEnergy Corp.	†	45,000	1,743,750
Pinnacle West Capital Corp.	†	68,000	2,050,200
Progress Energy, Inc.		91,000	3,442,530
			22,285,358
Electrical Equipment—0.8%
Cooper Industries Ltd., Class A		68,200	2,117,610
Emerson Electric Co.		219,000	7,095,600
			9,213,210
Energy Equipment & Services—0.5%
BJ Services Co.	†	75,700	1,031,791
Schlumberger Ltd.		90,600	4,902,366
			5,934,157
Food Products—1.2%
Hershey Co. (The)	†	179,100	6,447,600
Kraft Foods, Inc., Class A		264,924	6,713,174
McCormick & Co., Inc.		53,500	1,740,355
			14,901,129

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Equity Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Health Care Equipment & Supplies—0.6%
Baxter International, Inc.		130,900	$6,932,464
Health Care Providers & Services—1.6%
UnitedHealth Group, Inc.		312,500	7,806,250
WellPoint, Inc.	*	223,700	11,384,093
			19,190,343
Hotels, Restaurants & Leisure—4.3%
Carnival Corp.		291,200	7,504,224
Marriott International, Inc., Class A	†	818,942	18,074,045
MGM MIRAGE	*†	125,500	801,945
Yum! Brands, Inc.		751,000	25,038,340
			51,418,554
Household Durables—1.7%
Black & Decker Corp.		34,100	977,306
D.R. Horton, Inc.		80,300	751,608
Fortune Brands, Inc.		136,300	4,735,062
Harman International Industries, Inc.	†	45,000	846,000
Stanley Works (The)	†	278,500	9,424,440
Whirlpool Corp.	†	87,000	3,702,720
			20,437,136
Household Products—0.3%
Kimberly-Clark Corp.		57,559	3,017,818
Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group, Inc.		63,500	1,687,830
NRG Energy, Inc.	*	40,500	1,051,380
			2,739,210
Industrial Conglomerates—3.4%
3M Co.		196,400	11,803,640
General Electric Co.		1,012,000	11,860,640
Koninklijke Philips Electronics NV NYRS (Netherlands)	†	942,000	17,351,640
			41,015,920
Insurance—6.4%
Allstate Corp. (The)		231,200	5,641,280
AON Corp.		297,000	11,247,390
Berkshire Hathaway, Inc., Class A	*	204	18,360,000
Chubb Corp.		43,600	1,738,768
Fairfax Financial Holdings Ltd. (Canada)		93,600	23,352,264
Lincoln National Corp.		155,290	2,672,541
Marsh & McLennan Cos., Inc.		223,200	4,493,016
Progressive Corp. (The)	*	120,500	1,820,755
Travelers Cos., Inc. (The)		180,306	7,399,758
			76,725,772
Internet & Catalog Retail—0.8%
Liberty Media Corp.— Interactive, Series A	*	1,835,500	9,195,855
Internet Software & Services—0.4%
eBay, Inc.	*	136,300	2,334,819
Yahoo! Inc.	*	187,400	2,934,684
			5,269,503
IT Services—0.4%
Accenture Ltd., Class A (Bermuda)		31,100	$1,040,606
Computer Sciences Corp.	*	84,200	3,730,060
			4,770,666
Leisure Equipment & Products—0.2%
Mattel, Inc.	†	173,600	2,786,280
Machinery—3.6%
Deere & Co.		95,400	3,811,230
Eaton Corp.		26,800	1,195,548
Illinois Tool Works, Inc.		401,900	15,006,946
Ingersoll-Rand Co., Ltd., Class A (Bermuda)	*†	1,067,000	22,300,300
Pall Corp.		26,000	690,560
			43,004,584
Media—9.4%
Cablevision Systems Corp., Class A		137,200	2,663,052
CBS Corp., Class B		111,200	769,504
DIRECTV Group, Inc. (The)	*†	1,284,000	31,727,640
Liberty Media Corp.— Entertainment, Series A	*†	1,214,200	32,479,850
McGraw-Hill Cos., Inc. (The)		156,800	4,721,248
New York Times Co. (The), Class A	†	190,700	1,050,757
Time Warner, Inc.		219,133	5,519,960
Walt Disney Co. (The)		1,381,200	32,223,396
WPP plc (United Kingdom)		142,900	950,286
			112,105,693
Metals & Mining—0.5%
Alcoa, Inc.	†	133,900	1,383,187
Nucor Corp.		96,400	4,283,052
			5,666,239
Multiline Retail—0.6%
J.C. Penney Co., Inc.		200,300	5,750,613
Macy’s, Inc.		93,700	1,101,912
			6,852,525
Multi-Utilities—1.8%
Centerpoint Energy, Inc.		27,300	302,484
Dominion Resources, Inc.		222,100	7,422,582
NiSource, Inc.		265,700	3,098,062
PG&E Corp.		65,600	2,521,664
Sempra Energy		77,800	3,861,214
TECO Energy, Inc.		65,900	786,187
Xcel Energy, Inc.		172,600	3,177,566
			21,169,759
Oil, Gas & Consumable Fuels—12.5%
Anadarko Petroleum Corp.		55,000	2,496,450
BP plc ADR (United Kingdom)	†	102,298	4,877,569
Chesapeake Energy Corp.		1,895,900	37,595,697
Chevron Corp.		163,658	10,842,342
ConocoPhillips		279,000	11,734,740
Consol Energy, Inc.		38,100	1,293,876
EnCana Corp. (Canada)		102,300	5,060,781
Exxon Mobil Corp.		163,560	11,434,480
Marathon Oil Corp.	†	364,600	10,985,398
Murphy Oil Corp.	†	95,300	5,176,696
Occidental Petroleum Corp.		261,400	17,202,734
Pioneer Natural Resources Co.	†	527,000	13,438,500

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Equity Income Fund

			Shares	Value
COMMON STOCKS—(Continued)
Royal Dutch Shell plc, Class A ADR (Netherlands)			156,781	$7,868,838
Spectra Energy Corp.			454,912	7,697,111
Sunoco, Inc.		†	79,400	1,842,080
				149,547,292
Paper & Forest Products—0.6%
International Paper Co.			259,600	3,927,748
MeadWestvaco Corp.			119,800	1,965,918
Weyerhaeuser Co.		†	42,700	1,299,361
				7,193,027
Pharmaceuticals—4.8%
Bristol-Myers Squibb Co.			688,700	13,987,497
Eli Lilly & Co.			107,100	3,709,944
Johnson & Johnson			207,700	11,797,360
Merck & Co., Inc.			152,600	4,266,696
Pfizer, Inc.			595,300	8,929,500
Wyeth			328,900	14,928,771
				57,619,768
Road & Rail—0.8%
Burlington Northern Santa Fe Corp.			128,400	9,442,536
Norfolk Southern Corp.			13,300	501,011
				9,943,547
Semiconductors & Semiconductor Equipment—1.9%
Analog Devices, Inc.			148,600	3,682,308
Applied Materials, Inc.			764,200	8,383,274
Intel Corp.			637,100	10,544,005
Texas Instruments, Inc.			25,000	532,500
				23,142,087
Software—3.2%
Microsoft Corp.			701,000	16,662,770
Symantec Corp.		*	1,387,000	21,581,720
				38,244,490
Specialty Retail—1.7%
Bed Bath & Beyond, Inc.		*	151,800	4,667,850
Home Depot, Inc.			580,000	13,705,400
Tiffany & Co.		†	80,300	2,036,408
				20,409,658
Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association		†	119,720	69,438
Tobacco—1.9%
Altria Group, Inc.			243,300	3,987,687
Imperial Tobacco Group plc ADR (United Kingdom)			189,700	9,854,915
Philip Morris International, Inc.			197,300	8,606,226
				22,448,828
Wireless Telecommunication Services—0.3%
Sprint Nextel Corp.		*	294,200	1,415,102
Vodafone Group plc (United Kingdom)			845,200	1,643,865
				3,058,967
TOTAL COMMON STOCKS
(Cost $1,353,201,276)				1,140,538,929

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—0.1%
Automobiles—0.1%
Ford Motor Co.
4.250%	12/15/2036
(Cost $587,291)			$2,112,000	$1,795,200

			Shares	Value
CASH EQUIVALENTS—20.3%
Institutional Money Market Funds—19.9%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			41,257,995	41,257,995
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	50,260,951	50,260,951
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	54,000,000	54,000,000
Invesco AIM Short-Term Investments Trust Liquid Assets Portfolio		††	37,000,000	37,000,000
Invesco AIM Short-Term Investments Trust Prime Assets Portfolio		††	55,000,000	55,000,000
				237,518,946

Coupon Rate	Maturity Date		Face	Value
Medium Term Note—0.4%
Toyota Motor Credit Corp.
0.670%	08/05/2009	#††	$4,968,499	4,968,499
TOTAL CASH EQUIVALENTS
(Cost $242,487,445)				242,487,445
TOTAL INVESTMENTS—116.1%
(Cost $1,596,276,012)				1,384,821,574
Other assets less liabilities—(16.1%)				(192,485,520)
NET ASSETS—100.0%				$1,192,336,054

Notes to the Schedule of Investments:
ADR	American Depositary Receipt
NYRS	New York Registry Shares
†	Denotes all or a portion of security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—95.1%
Aerospace & Defense—1.1%
Boeing Co. (The)		44,900	$1,908,250
Goodrich Corp.		18,700	934,439
Lockheed Martin Corp.		41,400	3,338,910
Precision Castparts Corp.		42,500	3,103,775
			9,285,374
Air Freight & Logistics—1.7%
Expeditors International of Washington, Inc.	†	30,800	1,026,872
United Parcel Service, Inc., Class B		260,000	12,997,400
			14,024,272
Beverages—2.2%
Coca-Cola Co. (The)		30,800	1,478,092
Diageo plc ADR (United Kingdom)		209,500	11,993,875
PepsiCo, Inc.		87,400	4,803,504
			18,275,471
Biotechnology—1.2%
Amgen, Inc.	*	9,800	518,812
Celgene Corp.	*	73,300	3,506,672
Genzyme Corp.	*	1,200	66,804
Gilead Sciences, Inc.	*	123,200	5,770,688
			9,862,976
Capital Markets—6.8%
Ameriprise Financial, Inc.		132,900	3,225,483
Bank of New York Mellon Corp. (The)		678,043	19,873,440
BlackRock, Inc.		3,300	578,886
Charles Schwab Corp. (The)		121,700	2,134,618
Credit Suisse Group AG (Registered) (Switzerland)		1,525	69,870
Franklin Resources, Inc.		61,400	4,421,414
Goldman Sachs Group, Inc. (The)		89,600	13,210,624
Morgan Stanley		78,700	2,243,737
Northern Trust Corp.		71,100	3,816,648
State Street Corp.		124,300	5,866,960
			55,441,680
Chemicals—1.7%
Agrium, Inc. (Canada)	†	73,000	2,911,970
E.I. Du Pont de Nemours & Co.		89,700	2,298,114
Monsanto Co.		19,600	1,457,064
Mosaic Co. (The)		45,300	2,006,790
Potash Corp. of Saskatchewan, Inc. (Canada)		19,800	1,842,390
Praxair, Inc.		49,300	3,503,751
			14,020,079
Commercial Banks—1.9%
PNC Financial Services Group, Inc.		69,100	2,681,771
U.S. Bancorp		44,700	801,024
Wells Fargo & Co.		486,200	11,795,212
			15,278,007
Commercial Services & Supplies—1.8%
Cintas Corp.	†	462,000	$10,552,080
Republic Services, Inc.	†	152,800	3,729,848
			14,281,928
Communications Equipment—2.8%
Cisco Systems, Inc.	*	343,500	6,402,840
Juniper Networks, Inc.	*	189,200	4,465,120
Nokia Oyj ADR (Finland)	†	169,800	2,475,684
QUALCOMM, Inc.		143,100	6,468,120
Research In Motion Ltd. (Canada)	*	47,500	3,374,875
			23,186,639
Computers & Peripherals—2.2%
Apple, Inc.	*	96,800	13,787,224
Dell, Inc.	*	300	4,119
Hewlett-Packard Co.		101,100	3,907,515
			17,698,858
Construction & Engineering—0.2%
Fluor Corp.		37,200	1,907,988
Consumer Finance—1.3%
American Express Co.		459,000	10,667,160
Diversified Consumer Services—0.2%
Apollo Group, Inc., Class A	*†	25,300	1,799,336
Diversified Financial Services—3.1%
Bank of America Corp.		531,800	7,019,760
CME Group, Inc.		2,700	839,997
IntercontinentalExchange, Inc.	*	27,000	3,084,480
JPMorgan Chase & Co.		405,908	13,845,522
Moody’s Corp.		24,800	653,480
			25,443,239
Diversified Telecommunication Services—1.3%
AT&T, Inc.		297,406	7,387,565
Verizon Communications, Inc.		110,100	3,383,373
			10,770,938
Electric Utilities—2.0%
Edison International		138,500	4,357,210
Entergy Corp.		56,000	4,341,120
Exelon Corp.		90,600	4,639,626
FPL Group, Inc.		51,900	2,951,034
			16,288,990
Electrical Equipment—1.4%
First Solar, Inc.	*†	10,800	1,750,896
Rockwell Automation, Inc.		309,000	9,925,080
			11,675,976
Electronic Equipment, Instruments & Components—1.7%
Corning, Inc.		68,000	1,092,080
Ingram Micro, Inc., Class A	*	161,900	2,833,250
Tyco Electronics, Ltd. (Switzerland)	†	555,000	10,317,450
			14,242,780

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Energy Equipment & Services—2.2%
Cameron International Corp.	*†	34,000	$962,200
FMC Technologies, Inc.	*†	41,000	1,540,780
Schlumberger Ltd.		219,000	11,850,090
Smith International, Inc.		132,400	3,409,300
			17,762,370
Food & Staples Retailing—4.7%
Costco Wholesale Corp.		2,200	100,540
CVS Caremark Corp.		185,086	5,898,691
Kroger Co. (The)		108,600	2,394,630
Safeway, Inc.		152,400	3,104,388
Sysco Corp.		494,200	11,109,616
Wal-Mart Stores, Inc.		327,600	15,868,944
			38,476,809
Food Products—0.9%
General Mills, Inc.		54,900	3,075,498
Nestle SA ADR (Switzerland)		103,950	3,910,599
			6,986,097
Health Care Equipment & Supplies—3.7%
Alcon, Inc. (Switzerland)		3,100	359,972
Baxter International, Inc.		44,800	2,372,608
Becton Dickinson and Co.		6,600	470,646
C.R. Bard, Inc.	†	9,900	737,055
Covidien plc (Ireland)		222,000	8,311,680
DENTSPLY International, Inc.	†	243,000	7,416,360
Intuitive Surgical, Inc.	*†	6,400	1,047,424
Medtronic, Inc.		16,900	589,641
St. Jude Medical, Inc.	*	94,200	3,871,620
Stryker Corp.		21,600	858,384
Zimmer Holdings, Inc.	*	90,800	3,868,080
			29,903,470
Health Care Providers & Services—3.3%
Cardinal Health, Inc.		357,300	10,915,515
Express Scripts, Inc.	*	66,900	4,599,375
McKesson Corp.		57,800	2,543,200
Medco Health Solutions, Inc.	*	122,600	5,591,786
UnitedHealth Group, Inc.		48,500	1,211,530
WellPoint, Inc.	*	37,100	1,888,019
			26,749,425
Health Care Technology—0.0%
Cerner Corp.	*†	4,600	286,534
Hotels, Restaurants & Leisure—1.0%
Carnival Corp.		9,200	237,084
Marriott International, Inc., Class A	†	76,682	1,692,370
McDonald’s Corp.		54,200	3,115,958
Wynn Resorts Ltd.	*†	600	21,180
Yum! Brands, Inc.		81,800	2,727,212
			7,793,804
Household Durables—0.7%
Stanley Works (The)		76,600	2,592,144
Whirlpool Corp.	†	68,900	2,932,384
			5,524,528
Household Products—1.3%
Kimberly-Clark Corp.		197,000	$10,328,710
Procter & Gamble Co. (The)		375	19,163
			10,347,873
Independent Power Producers & Energy Traders—0.7%
NRG Energy, Inc.	*	219,800	5,706,008
Industrial Conglomerates—3.6%
3M Co.		77,400	4,651,740
General Electric Co.		1,160,800	13,604,576
Tyco International Ltd. (Switzerland)		424,000	11,015,520
			29,271,836
Insurance—2.6%
ACE Ltd. (Switzerland)		114,300	5,055,489
AON Corp.		76,100	2,881,907
Berkshire Hathaway, Inc., Class B	*	3,525	10,207,448
Principal Financial Group, Inc.		51,700	974,028
Unum Group		145,700	2,310,802
			21,429,674
Internet & Catalog Retail—1.7%
Amazon.com, Inc.	*	131,700	11,018,022
Expedia, Inc.	*	69,300	1,047,123
priceline.com, Inc.	*†	13,900	1,550,545
			13,615,690
Internet Software & Services—1.7%
eBay, Inc.	*	300	5,139
Google, Inc., Class A	*	24,200	10,202,478
Tencent Holdings Ltd. (China)	†	212,000	2,459,752
VeriSign, Inc.	*†	58,900	1,088,472
			13,755,841
IT Services—4.0%
Accenture Ltd., Class A (Bermuda)		431,000	14,421,260
Automatic Data Processing, Inc.		260,800	9,242,752
Fiserv, Inc.	*†	64,000	2,924,800
Mastercard, Inc., Class A		14,900	2,492,919
Visa, Inc., Class A	†	38,700	2,409,462
Western Union Co. (The)		94,500	1,549,800
			33,040,993
Leisure Equipment & Products—0.4%
Mattel, Inc.	†	185,100	2,970,855
Machinery—2.3%
Cummins, Inc.		112,300	3,954,083
Danaher Corp.	†	116,700	7,205,058
Ingersoll-Rand Co., Ltd., Class A (Bermuda)	*†	220,200	4,602,180
PACCAR, Inc.	†	93,300	3,033,183
			18,794,504
Media—3.7%
Comcast Corp., Class A		331,400	4,801,986
Discovery Communications, Inc., Series A	*	75,250	1,696,887
Discovery Communications, Inc., Series C	*	70,850	1,454,551
McGraw-Hill Cos., Inc. (The)		333,500	10,041,685

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Time Warner Cable, Inc.		80,000	$2,533,600
Time Warner, Inc.		375,433	9,457,157
			29,985,866
Metals & Mining—0.3%
Cliffs Natural Resources, Inc.		96,800	2,368,696
Freeport-McMoRan Copper & Gold, Inc.		6,600	330,726
			2,699,422
Multiline Retail—0.4%
Kohl’s Corp.	*	75,200	3,214,800
Office Electronics—1.1%
Canon, Inc. ADR (Japan)		281,500	9,157,195
Oil, Gas & Consumable Fuels—4.8%
Apache Corp.		41,600	3,001,440
BP plc ADR (United Kingdom)	†	338,000	16,115,840
Chevron Corp.		1,300	86,125
EOG Resources, Inc.		65,700	4,462,344
Exxon Mobil Corp.		8,300	580,253
Marathon Oil Corp.		88,700	2,672,531
Occidental Petroleum Corp.		51,800	3,408,958
Petroleo Brasileiro SA, Class A ADR (Brazil)	†	89,300	2,979,048
Southwestern Energy Co.	*	36,300	1,410,255
Suncor Energy, Inc. (Canada)		47,400	1,438,116
Total SA ADR (France)	†	56,700	3,074,841
			39,229,751
Pharmaceuticals—4.6%
Abbott Laboratories		94,000	4,421,760
Allergan, Inc.		68,700	3,268,746
Johnson & Johnson		83,700	4,754,160
Merck & Co., Inc.		225,600	6,307,776
Novo Nordisk A/S, Class B (Denmark)		5,302	288,774
Pfizer, Inc.		621,700	9,325,500
Roche Holding AG (Genusschein) (Switzerland)		348	47,416
Schering-Plough Corp.		139,800	3,511,776
Teva Pharmaceutical Industries Ltd. ADR (Israel)	†	107,400	5,299,116
Wyeth		4,600	208,794
			37,433,818
Real Estate Investment Trusts (REITs)—0.3%
Kimco Realty Corp. REIT		141,000	1,417,050
Regency Centers Corp. REIT	†	38,200	1,333,562
			2,750,612
Road & Rail—0.0%
Union Pacific Corp.		6,200	322,772
Semiconductors & Semiconductor Equipment—2.2%
Altera Corp.	†	64,500	1,050,060
Broadcom Corp., Class A	*†	92,400	2,290,596
Intel Corp.		334,100	5,529,355
Marvell Technology Group Ltd. (Bermuda)	*	271,000	3,154,440
Texas Instruments, Inc.		154,800	3,297,240
Xilinx, Inc.	†	134,600	2,753,916
			18,075,607
Software—2.8%
Adobe Systems, Inc.	*	22,700	$642,410
Autodesk, Inc.	*	26,000	493,480
Electronic Arts, Inc.	*	88,100	1,913,532
McAfee, Inc.	*	79,200	3,341,448
Microsoft Corp.		661,800	15,730,986
Nintendo Co. Ltd. ADR (Japan)		7,900	272,313
Oracle Corp.		35,300	756,126
			23,150,295
Specialty Retail—2.2%
Bed Bath & Beyond, Inc.	*	68,300	2,100,225
Best Buy Co., Inc.	†	249,000	8,339,010
Home Depot, Inc.		121,700	2,875,771
Lowe’s Cos., Inc.		49,200	954,972
O’Reilly Automotive, Inc.	*†	28,100	1,070,048
Staples, Inc.		147,100	2,967,007
			18,307,033
Textiles, Apparel & Luxury Goods—0.4%
NIKE, Inc., Class B		18,100	937,218
V.F. Corp.	†	47,100	2,606,985
			3,544,203
Tobacco—0.8%
Altria Group, Inc.		187,800	3,078,042
Philip Morris International, Inc.		83,800	3,655,356
			6,733,398
Trading Companies & Distributors—1.5%
Fastenal Co.	†	8,200	271,994
W.W. Grainger, Inc.	†	145,000	11,872,600
			12,144,594
Wireless Telecommunication Services—0.6%
American Tower Corp., Class A	*	132,400	4,174,572
MetroPCS Communications, Inc.	*†	46,000	612,260
			4,786,832
TOTAL COMMON STOCKS
(Cost $790,974,795)			778,104,200

CASH EQUIVALENTS—15.8%
Institutional Money Market Funds—15.8%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		49,836,083	49,836,083
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	12,588,203	12,588,203
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	10,000,000	10,000,000
Invesco AIM Short-Term Investments Trust Liquid Assets Portfolio	††	19,800,000	19,800,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
CASH EQUIVALENTS—(Continued)
Invesco AIM Short-Term Investments Trust Prime Assets Portfolio	††	37,300,000	$37,300,000
TOTAL CASH EQUIVALENTS
(Cost $129,524,286)			129,524,286
TOTAL INVESTMENTS—110.9%
(Cost $920,499,081)			907,628,486
Other assets less liabilities—(10.9%)			(89,343,115)
NET ASSETS—100.0%			$818,285,371

Notes to the Schedule of Investments:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—94.7%
Aerospace & Defense—1.2%
Boeing Co. (The)	†	221,200	$9,401,000
ITT Corp.	†	197,900	8,806,550
			18,207,550
Air Freight & Logistics—0.7%
United Parcel Service, Inc., Class B		205,100	10,252,949
Automobiles—0.1%
Ford Motor Co.	*	284,100	1,724,487
Beverages—5.2%
Coca-Cola Co. (The)		638,500	30,641,615
Hansen Natural Corp.	*†	84,200	2,595,044
PepsiCo, Inc.		820,100	45,072,696
			78,309,355
Biotechnology—2.7%
Amgen, Inc.	*	191,300	10,127,422
Biogen Idec, Inc.	*	63,100	2,848,965
Celgene Corp.	*	255,350	12,215,944
Gilead Sciences, Inc.	*	232,750	10,902,010
Myriad Genetics, Inc.	*	110,895	3,953,407
Myriad Pharmaceuticals, Inc.	*	27,724	128,915
			40,176,663
Capital Markets—2.7%
Charles Schwab Corp. (The)		352,400	6,181,096
Goldman Sachs Group, Inc. (The)		151,280	22,304,723
Morgan Stanley		422,700	12,051,177
			40,536,996
Chemicals—3.4%
Air Products & Chemicals, Inc.		94,650	6,113,444
Monsanto Co.		143,180	10,644,001
Mosaic Co. (The)		208,250	9,225,475
Potash Corp. of Saskatchewan, Inc. (Canada)		34,390	3,199,989
Praxair, Inc.		180,100	12,799,707
Syngenta AG ADR (Switzerland)	†	190,900	8,880,668
			50,863,284
Commercial Banks—2.5%
Banco Bradesco SA ADR (Brazil)	†	379,200	5,600,784
Fifth Third Bancorp	†	123,500	876,850
PNC Financial Services Group, Inc.		82,985	3,220,648
SunTrust Banks, Inc.	†	195,800	3,220,910
Wells Fargo & Co.		1,008,900	24,475,914
			37,395,106
Communications Equipment—6.3%
Cisco Systems, Inc.	*	1,339,275	24,964,086
Juniper Networks, Inc.	*	74,900	1,767,640
Motorola, Inc.		928,800	6,157,944
Nokia Oyj ADR (Finland)	†	1,159,300	16,902,594
QUALCOMM, Inc.		764,407	34,551,197
Research In Motion Ltd. (Canada)	*	134,666	9,568,019
			93,911,480
Computers & Peripherals—8.2%
Apple, Inc.	*	286,020	$40,737,829
Dell, Inc.	*	542,700	7,451,271
EMC Corp.	*	1,810,500	23,717,550
Hewlett-Packard Co.		327,450	12,655,943
International Business Machines Corp.		363,070	37,911,769
			122,474,362
Construction & Engineering—1.6%
Foster Wheeler AG	*	455,200	10,811,000
Quanta Services, Inc.	*†	413,600	9,566,568
Shaw Group, Inc. (The)	*	140,400	3,848,364
			24,225,932
Consumer Finance—1.0%
American Express Co.		555,600	12,912,144
Capital One Financial Corp.		111,200	2,433,056
			15,345,200
Diversified Consumer Services—0.2%
Apollo Group, Inc., Class A	*†	44,200	3,143,504
Diversified Financial Services—1.9%
Bank of America Corp.		252,300	3,330,360
CME Group, Inc.		14,470	4,501,762
JPMorgan Chase & Co.		339,500	11,580,345
NYSE Euronext		318,300	8,673,675
			28,086,142
Electrical Equipment—0.5%
ABB Ltd. ADR (Switzerland)	†	226,000	3,566,280
First Solar, Inc.	*†	22,500	3,647,700
			7,213,980
Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp., Class A		123,910	3,920,512
Corning, Inc.		243,800	3,915,428
LG Display Co. Ltd. ADR (Korea, Republic of)	†	107,000	1,336,430
			9,172,370
Energy Equipment & Services—4.5%
Halliburton Co.		905,650	18,746,955
National Oilwell Varco, Inc.	*	289,800	9,464,868
Schlumberger Ltd.		216,700	11,725,637
Transocean Ltd. (Switzerland)	*	242,000	17,978,180
Weatherford International Ltd.	*	467,750	9,149,190
			67,064,830
Food & Staples Retailing—3.7%
Costco Wholesale Corp.		152,200	6,955,540
CVS Caremark Corp.		794,050	25,306,373
Kroger Co. (The)		75,900	1,673,595
Wal-Mart Stores, Inc.		412,900	20,000,876
Whole Foods Market, Inc.	†	108,400	2,057,432
			55,993,816
Food Products—0.2%
Bunge Ltd.	†	55,400	3,337,850
Health Care Equipment & Supplies—3.0%
Boston Scientific Corp.	*	459,800	4,662,372
Covidien plc (Ireland)		244,750	9,163,440
Intuitive Surgical, Inc.	*†	21,400	3,502,324
Medtronic, Inc.		368,700	12,863,943

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
St. Jude Medical, Inc.	*	148,100	$6,086,910
Stryker Corp.		222,100	8,826,254
			45,105,243
Health Care Providers & Services—1.0%
Aetna, Inc.		473,700	11,866,185
McKesson Corp.		65,800	2,895,200
			14,761,385
Hotels, Restaurants & Leisure—1.3%
International Game Technology		84,500	1,343,550
McDonald’s Corp.		96,291	5,535,770
Starbucks Corp.	*†	182,600	2,536,314
Yum! Brands, Inc.		280,200	9,341,868
			18,757,502
Household Products—2.0%
Colgate-Palmolive Co.	†	118,700	8,396,838
Procter & Gamble Co. (The)		405,400	20,715,940
			29,112,778
Industrial Conglomerates—1.2%
3M Co.		194,400	11,683,440
General Electric Co.		513,600	6,019,392
			17,702,832
Insurance—1.9%
ACE Ltd. (Switzerland)		92,200	4,078,006
Aflac, Inc.		303,900	9,448,251
Berkshire Hathaway, Inc., Class B	*	4,523	13,097,387
Protective Life Corp.	†	58,000	663,520
Willis Group Holdings Ltd. (United Kingdom)	†	63,100	1,623,563
			28,910,727
Internet & Catalog Retail—1.6%
Amazon.com, Inc.	*	236,200	19,760,492
priceline.com, Inc.	*†	32,800	3,658,840
			23,419,332
Internet Software & Services—3.5%
eBay, Inc.	*	144,900	2,482,137
Google, Inc., Class A	*	66,130	27,879,747
Yahoo! Inc.	*	1,392,700	21,809,682
			52,171,566
IT Services—3.7%
Automatic Data Processing, Inc.	†	604,000	21,405,760
Cognizant Technology Solutions Corp., Class A	*	292,750	7,816,425
Global Payments, Inc.	†	121,500	4,551,390
Mastercard, Inc., Class A		38,700	6,474,897
Paychex, Inc.	†	331,500	8,353,800
Visa, Inc., Class A	†	118,600	7,384,036
			55,986,308
Life Sciences Tools & Services—1.5%
Illumina, Inc.	*†	175,800	6,845,652
Thermo Fisher Scientific, Inc.	*	365,700	14,909,589
			21,755,241
Machinery—1.4%
Caterpillar, Inc.	†	327,300	10,813,992
Danaher Corp.	†	161,600	$9,977,184
			20,791,176
Media—1.5%
DIRECTV Group, Inc. (The)	*†	74,300	1,835,953
Viacom, Inc., Class B	*	255,750	5,805,525
Walt Disney Co. (The)	†	663,800	15,486,454
			23,127,932
Metals & Mining—1.9%
BHP Billiton Ltd. ADR (Australia)	†	40,200	2,200,146
Cliffs Natural Resources, Inc.		116,400	2,848,308
Freeport-McMoRan Copper & Gold, Inc.		185,100	9,275,361
Newmont Mining Corp.		157,200	6,424,764
Nucor Corp.		74,300	3,301,149
United States Steel Corp.	†	43,300	1,547,542
Xstrata plc ADR (Switzerland)		1,212,100	2,727,225
			28,324,495
Multiline Retail—1.2%
Dollar Tree, Inc.	*	57,300	2,412,330
Kohl’s Corp.	*	112,300	4,800,825
Target Corp.		267,900	10,574,013
			17,787,168
Oil, Gas & Consumable Fuels—4.6%
Anadarko Petroleum Corp.		151,100	6,858,429
Chesapeake Energy Corp.		167,900	3,329,457
ConocoPhillips		90,200	3,793,812
Hess Corp.		76,385	4,105,694
Massey Energy Co.		125,400	2,450,316
Occidental Petroleum Corp.		124,750	8,209,797
Peabody Energy Corp.	†	268,800	8,107,008
Suncor Energy, Inc. (Canada)	†	408,050	12,380,237
Total SA ADR (France)		61,500	3,335,145
XTO Energy, Inc.		436,200	16,636,668
			69,206,563
Personal Products—0.8%
Avon Products, Inc.		306,600	7,904,148
Estee Lauder Cos., Inc. (The), Class A	†	71,100	2,322,837
Mead Johnson Nutrition Co., Class A	*	57,800	1,836,306
			12,063,291
Pharmaceuticals—3.6%
Abbott Laboratories		53,000	2,493,120
Allergan, Inc.		281,000	13,369,980
Elan Corp. plc ADR (Ireland)	*†	910,800	5,801,796
Johnson & Johnson		386,300	21,941,840
Mylan, Inc.	*†	293,300	3,827,565
Teva Pharmaceutical Industries Ltd. ADR (Israel)	†	123,650	6,100,891
			53,535,192
Real Estate Investment Trusts (REITs)—0.1%
Annaly Capital Management, Inc. REIT		120,900	1,830,426
Road & Rail—0.8%
Norfolk Southern Corp.		243,900	9,187,713
Union Pacific Corp.		58,400	3,040,304
			12,228,017

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Semiconductors & Semiconductor Equipment—1.8%
Analog Devices, Inc.		266,450	$6,602,631
Broadcom Corp., Class A	*†	253,900	6,294,181
Intel Corp.		224,300	3,712,165
Marvell Technology Group Ltd. (Bermuda)	*	374,400	4,358,016
MEMC Electronic Materials, Inc.	*	52,100	927,901
Texas Instruments, Inc.		200,900	4,279,170
			26,174,064
Software—5.5%
Activision Blizzard, Inc.	*	446,000	5,632,980
Check Point Software Technologies (Israel)	*†	230,250	5,403,967
Microsoft Corp.		2,388,550	56,775,834
Oracle Corp.		643,600	13,785,912
			81,598,693
Specialty Retail—2.6%
AutoZone, Inc.	*	15,500	2,342,205
Bed Bath & Beyond, Inc.	*	106,900	3,287,175
Best Buy Co., Inc.	†	299,500	10,030,255
Home Depot, Inc.		158,200	3,738,266
Lowe’s Cos., Inc.		795,500	15,440,655
Staples, Inc.		181,450	3,659,847
			38,498,403
Textiles, Apparel & Luxury Goods—0.8%
NIKE, Inc., Class B		218,000	11,288,040
Wireless Telecommunication Services—0.2%
Sprint Nextel Corp.	*	657,287	3,161,550
TOTAL COMMON STOCKS
(Cost $1,483,791,042)			1,414,733,780

CASH EQUIVALENTS—14.7%
Institutional Money Market Funds—14.7%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		86,019,655	86,019,655
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	13,806,485	13,806,485
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class	††	25,000,000	25,000,000
Invesco AIM Short-Term Investments Trust Liquid Assets Portfolio	††	39,800,000	39,800,000
Invesco AIM Short-Term Investments Trust Prime Assets Portfolio	††	55,000,000	55,000,000
TOTAL CASH EQUIVALENTS
(Cost $219,626,140)			219,626,140
TOTAL INVESTMENTS—109.4%
(Cost $1,703,417,182)			1,634,359,920
Other assets less liabilities—(9.4%)			(140,858,220)
NET ASSETS—100.0%			$1,493,501,700

Notes to the Schedule of Investments:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value
COMMON STOCKS—95.0%
Aerospace & Defense—2.1%
General Dynamics Corp.		19,600	$1,085,644
Rockwell Collins, Inc.	†	52,800	2,203,344
TransDigm Group, Inc.	*	41,819	1,513,848
			4,802,836
Auto Components—1.4%
BorgWarner, Inc.		97,700	3,336,455
Automobiles—0.4%
Thor Industries, Inc.	†	55,100	1,012,187
Beverages—1.1%
Coca-Cola Enterprises, Inc.		25,400	422,910
Dr. Pepper Snapple Group, Inc.	*	54,900	1,163,331
Molson Coors Brewing Co., Class B		21,700	918,561
			2,504,802
Capital Markets—1.9%
Invesco Ltd.		95,670	1,704,839
State Street Corp.		36,700	1,732,240
Stifel Financial Corp.	*	20,650	993,059
			4,430,138
Chemicals—1.8%
Celanese Corp., Class A		68,200	1,619,750
International Flavors & Fragrances, Inc.		74,200	2,427,824
			4,047,574
Commercial Banks—1.3%
Bank of Hawaii Corp.	†	58,900	2,110,387
Prosperity Bancshares, Inc.	†	33,100	987,373
			3,097,760
Commercial Services & Supplies—2.5%
Cintas Corp.		63,900	1,459,476
R.R. Donnelley & Sons Co.		220,400	2,561,048
Steelcase, Inc., Class A	†	284,100	1,653,462
			5,673,986
Communications Equipment—1.0%
Comtech Telecommunications Corp.	*	50,000	1,594,000
Tellabs, Inc.	*	119,400	684,162
			2,278,162
Computers & Peripherals—1.4%
Seagate Technology (Cayman Islands)		157,100	1,643,266
Teradata Corp.	*	35,000	820,050
Western Digital Corp.	*	32,600	863,900
			3,327,216
Construction & Engineering—0.5%
Fluor Corp.		22,500	1,154,025
Consumer Finance—0.1%
Student Loan Corp. (The)	†	7,603	282,832
Containers & Packaging—2.7%
AptarGroup, Inc.	†	43,600	1,472,372
Crown Holdings, Inc.	*	28,200	680,748
Sonoco Products Co.		128,200	$3,070,390
Temple-Inland, Inc.		76,900	1,008,928
			6,232,438
Diversified Telecommunication Services—1.2%
NTELOS Holdings Corp.		109,300	2,013,306
Qwest Communications International, Inc.	†	178,800	742,020
			2,755,326
Electric Utilities—2.3%
Hawaiian Electric Industries, Inc.	†	29,150	555,599
Northeast Utilities		56,900	1,269,439
NV Energy, Inc.		87,600	945,204
Pinnacle West Capital Corp.		84,100	2,535,615
			5,305,857
Electrical Equipment—2.8%
Acuity Brands, Inc.	†	48,000	1,346,400
Cooper Industries Ltd., Class A		38,600	1,198,530
General Cable Corp.	*	48,650	1,828,267
Hubbell, Inc., Class B		42,000	1,346,520
Thomas & Betts Corp.	*	29,100	839,826
			6,559,543
Electronic Equipment, Instruments & Components—2.6%
Arrow Electronics, Inc.	*	69,900	1,484,676
Avnet, Inc.	*	82,200	1,728,666
Corning, Inc.		43,700	701,822
Ingram Micro, Inc., Class A	*	126,100	2,206,750
			6,121,914
Energy Equipment & Services—3.4%
Baker Hughes, Inc.		19,800	721,512
Nabors Industries Ltd. (Bermuda)	*	111,500	1,737,170
Noble Corp.		130,100	3,935,525
Pride International, Inc.	*†	57,400	1,438,444
			7,832,651
Food & Staples Retailing—1.5%
Kroger Co. (The)		41,100	906,255
Ruddick Corp.	†	59,371	1,391,063
Sysco Corp.		49,900	1,121,752
			3,419,070
Food Products—2.4%
Campbell Soup Co.	†	43,700	1,285,654
Dean Foods Co.	*	33,500	642,865
H.J. Heinz Co.		35,700	1,274,490
Sara Lee Corp.		249,200	2,432,192
			5,635,201
Gas Utilities—1.2%
Energen Corp.		41,100	1,639,890
Questar Corp.		39,000	1,211,340
			2,851,230
Health Care Equipment & Supplies—1.3%
Beckman Coulter, Inc.		27,689	1,582,149
Stryker Corp.		36,700	1,458,458
			3,040,607

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Health Care Providers & Services—3.7%
Cardinal Health, Inc.		37,500	$1,145,625
CIGNA Corp.		215,898	5,200,983
Health Management Associates, Inc., Class A	*	108,300	535,002
Omnicare, Inc.		64,300	1,656,368
			8,537,978
Health Care Technology—0.6%
IMS Health, Inc.		114,800	1,457,960
Hotels, Restaurants & Leisure—2.1%
Burger King Holdings, Inc.		50,600	873,862
Carnival Corp.		52,000	1,340,040
Darden Restaurants, Inc.		55,300	1,823,794
Royal Caribbean Cruises Ltd.		31,450	425,833
Wyndham Worldwide Corp.		40,550	491,466
			4,954,995
Household Durables—1.1%
Fortune Brands, Inc.		13,800	479,412
Mohawk Industries, Inc.	*†	31,400	1,120,352
Snap-On, Inc.	†	36,000	1,034,640
			2,634,404
Household Products—0.2%
Clorox Co.		9,600	535,968
Independent Power Producers & Energy Traders—1.0%
AES Corp. (The)	*	131,100	1,522,071
NRG Energy, Inc.	*	27,700	719,092
			2,241,163
Insurance—10.9%
Alleghany Corp.	*†	13,894	3,765,274
Allied World Assurance Co. Holdings Ltd. (Bermuda)		33,500	1,367,805
Allstate Corp. (The)		116,900	2,852,360
Arch Capital Group Ltd. (Bermuda)	*†	55,450	3,248,261
Brown & Brown, Inc.		68,000	1,355,240
Endurance Specialty Holdings Ltd. (Bermuda)		53,600	1,570,480
Fidelity National Financial, Inc., Class A		124,500	1,684,485
HCC Insurance Holdings, Inc.	†	93,500	2,244,935
Lincoln National Corp.		160,260	2,758,075
Progressive Corp. (The)	*	91,400	1,381,054
Prudential Financial, Inc.		35,125	1,307,352
Unum Group		102,800	1,630,408
White Mountains Insurance Group Ltd.		500	114,455
			25,280,184
IT Services—2.5%
Computer Sciences Corp.	*	80,800	3,579,440
Hewitt Associates, Inc., Class A	*	45,700	1,360,946
SAIC, Inc.	*	43,500	806,925
			5,747,311
Leisure Equipment & Products—0.6%
Mattel, Inc.	†	82,400	1,322,520
Life Sciences Tools & Services—1.4%
Covance, Inc.	*†	29,600	$1,456,320
Life Technologies Corp.	*	43,400	1,810,648
			3,266,968
Machinery—1.9%
Dover Corp.		110,200	3,646,518
SPX Corp.		15,050	736,998
			4,383,516
Marine—0.6%
Alexander & Baldwin, Inc.	†	30,200	707,888
Kirby Corp.	*	20,200	642,158
			1,350,046
Media—2.4%
Marvel Entertainment, Inc.	*†	42,600	1,516,134
McGraw-Hill Cos., Inc. (The)		34,450	1,037,289
Omnicom Group, Inc.		55,200	1,743,216
Shaw Communications, Inc., Class B (Canada)		74,100	1,249,326
			5,545,965
Metals & Mining—1.3%
Freeport-McMoRan Copper & Gold, Inc.		25,100	1,257,761
Thompson Creek Metals Co., Inc. (Canada)	*†	127,050	1,298,451
Walter Energy, Inc.		13,650	494,676
			3,050,888
Multiline Retail—0.9%
Family Dollar Stores, Inc.		18,200	515,060
Kohl’s Corp.	*	35,550	1,519,762
			2,034,822
Multi-Utilities—3.2%
CMS Energy Corp.		138,200	1,669,456
PG&E Corp.		62,800	2,414,032
SCANA Corp.		56,762	1,843,062
TECO Energy, Inc.		24,600	293,478
Xcel Energy, Inc.		59,200	1,089,872
			7,309,900
Oil, Gas & Consumable Fuels—3.7%
Bill Barrett Corp.	*	38,450	1,055,837
Cimarex Energy Co.	†	54,600	1,547,364
El Paso Corp.		63,600	587,028
EOG Resources, Inc.		18,200	1,236,144
Newfield Exploration Co.	*	19,700	643,599
Noble Energy, Inc.		8,750	515,988
Spectra Energy Corp.		65,200	1,103,184
Valero Energy Corp.		57,500	971,175
Whiting Petroleum Corp.	*	25,950	912,402
			8,572,721
Professional Services—1.8%
Equifax, Inc.		53,000	1,383,300
Manpower, Inc.		35,100	1,486,134
Robert Half International, Inc.	†	58,300	1,377,046
			4,246,480

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Real Estate Investment Trusts (REITs)—5.4%
Annaly Capital Management, Inc. REIT		95,500	$1,445,870
Boston Properties, Inc. REIT	†	7,750	369,675
Digital Realty Trust, Inc. REIT	†	40,200	1,441,170
Duke Realty Corp. REIT		395,936	3,472,359
Health Care REIT, Inc. REIT	†	39,700	1,353,770
National Retail Properties, Inc. REIT	†	33,350	578,623
Simon Property Group, Inc. REIT	†	74,480	3,830,506
			12,491,973
Road & Rail—1.7%
Kansas City Southern	*†	26,900	433,359
Ryder System, Inc.		36,600	1,021,872
Werner Enterprises, Inc.	†	130,500	2,364,660
			3,819,891
Semiconductors & Semiconductor Equipment—3.8%
Analog Devices, Inc.		81,500	2,019,570
Lam Research Corp.	*†	54,300	1,411,800
Marvell Technology Group Ltd. (Bermuda)	*	83,100	967,284
Microchip Technology, Inc.	†	103,000	2,322,650
National Semiconductor Corp.	†	106,800	1,340,340
Semtech Corp.	*	22,200	353,202
Skyworks Solutions, Inc.	*	38,000	371,640
			8,786,486
Software—1.9%
Autodesk, Inc.	*	46,700	886,366
Check Point Software Technologies (Israel)	*	17,600	413,072
Informatica Corp.	*	44,750	769,252
Solera Holdings, Inc.	*	38,700	982,980
Sybase, Inc.	*	26,700	836,778
Synopsys, Inc.	*	21,100	411,661
			4,300,109
Specialty Retail—1.1%
AutoNation, Inc.	*†	20,600	357,410
AutoZone, Inc.	*	2,400	362,664
Best Buy Co., Inc.	†	31,900	1,068,331
Foot Locker, Inc.		68,600	718,242
			2,506,647
Textiles, Apparel & Luxury Goods—1.5%
V.F. Corp.		33,900	1,876,365
Warnaco Group, Inc. (The)	*†	45,700	1,480,680
			3,357,045
Thrifts & Mortgage Finance—1.3%
First Niagara Financial Group, Inc.		112,500	1,284,750
Hudson City Bancorp, Inc.		121,200	1,610,748
			2,895,498
Tobacco—0.3%
Lorillard, Inc.		10,000	$677,700
Trading Companies & Distributors—1.2%
GATX Corp.	†	43,900	1,129,108
United Rentals, Inc.	*†	258,266	1,676,146
			2,805,254
TOTAL COMMON STOCKS
(Cost $233,594,981)			219,816,202

CASH EQUIVALENTS—17.8%
Institutional Money Market Funds—17.8%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		12,295,475	12,295,475
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	4,792,513	4,792,513
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	8,000,000	8,000,000
Invesco AIM Short-Term Investments Trust Liquid Assets Portfolio	††	8,000,000	8,000,000
Invesco AIM Short-Term Investments Trust Prime Assets Portfolio	††	8,000,000	8,000,000
TOTAL CASH EQUIVALENTS
(Cost $41,087,988)			41,087,988
TOTAL INVESTMENTS—112.8%
(Cost $274,682,969)			260,904,190
Other assets less liabilities—(12.8%)			(29,662,278)
NET ASSETS—100.0%			$231,241,912

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—95.3%
Aerospace & Defense—1.1%
ITT Corp.		49,700	$2,211,650
L-3 Communications Holdings, Inc.		46,600	3,233,108
Rockwell Collins, Inc.	†	76,400	3,188,172
			8,632,930
Air Freight & Logistics—1.6%
C.H. Robinson Worldwide, Inc.		49,800	2,597,070
Expeditors International of Washington, Inc.	†	77,300	2,577,182
FedEx Corp.		58,100	3,231,522
HUB Group, Inc., Class A	*	87,600	1,808,064
UTi Worldwide, Inc. (Virgin Islands, British)	*	165,200	1,883,280
			12,097,118
Airlines—0.8%
Continental Airlines, Inc., Class B	*†	435,100	3,854,986
Delta Air Lines, Inc.	*	353,300	2,045,607
			5,900,593
Auto Components—0.4%
Johnson Controls, Inc.	†	55,500	1,205,460
Magna International, Inc., Class A (Canada)		38,300	1,617,792
			2,823,252
Automobiles—0.3%
Harley-Davidson, Inc.	†	131,400	2,129,994
Biotechnology—2.3%
Alexion Pharmaceuticals, Inc.	*†	52,000	2,138,240
Alkermes, Inc.	*†	433,849	4,694,246
Cephalon, Inc.	*†	48,000	2,719,200
deCODE genetics, Inc. (Iceland)	*	226,900	120,257
Incyte Corp. Ltd.	*†	333,400	1,096,886
Myriad Genetics, Inc.	*	37,500	1,336,875
Myriad Pharmaceuticals, Inc.	*	9,375	43,594
Regeneron Pharmaceuticals, Inc.	*	85,200	1,526,784
United Therapeutics Corp.	*	51,900	4,324,827
			18,000,909
Capital Markets—2.0%
Fortress Investment Group LLC, Class A	*†	804,800	2,752,416
GHL Acquisition Corp. unit	*	59,700	628,641
Greenhill & Co., Inc.	†	17,300	1,249,233
Invesco Ltd.		177,400	3,161,268
Liberty Acquisition Holdings Corp. unit	*	64,700	601,710
Penson Worldwide, Inc.	*†	137,100	1,227,045
SEI Investments Co.		334,200	6,028,968
			15,649,281
Chemicals—1.9%
Ecolab, Inc.		132,800	5,177,872
Intrepid Potash, Inc.	*†	68,700	1,929,096
Nalco Holding Co.		284,800	4,796,032
Potash Corp. of Saskatchewan, Inc. (Canada)		24,200	$2,251,810
Senomyx, Inc.	*	178,823	377,316
			14,532,126
Commercial Banks—0.8%
Signature Bank/New York	*	70,800	1,920,096
SunTrust Banks, Inc.		176,300	2,900,135
Western Alliance Bancorp	*	195,600	1,337,904
			6,158,135
Commercial Services & Supplies—2.1%
Copart, Inc.	*†	141,500	4,905,805
EnerNOC, Inc.	*†	59,212	1,283,124
Iron Mountain, Inc.	*	72,400	2,081,500
Mobile Mini, Inc.	*†	151,000	2,215,170
Stericycle, Inc.	*†	31,900	1,643,807
Waste Connections, Inc.	*	143,950	3,729,745
			15,859,151
Communications Equipment—1.1%
Blue Coat Systems, Inc.	*	161,900	2,677,826
Juniper Networks, Inc.	*	91,300	2,154,680
Palm, Inc.	*†	226,900	3,759,733
			8,592,239
Computers & Peripherals—2.6%
Dell, Inc.	*	1,279,000	17,560,670
NetApp, Inc.	*	124,200	2,449,224
			20,009,894
Construction & Engineering—0.9%
Quanta Services, Inc.	*	168,900	3,906,657
URS Corp.	*	59,500	2,946,440
			6,853,097
Construction Materials—1.1%
Cemex SAB de CV ADR (Mexico)	*†	721,261	6,736,578
Martin Marietta Materials, Inc.	†	25,900	2,042,992
			8,779,570
Consumer Finance—0.3%
Capital One Financial Corp.		103,300	2,260,204

Distributors—0.4%
LKQ Corp.	*	166,500	2,738,925
Diversified Consumer Services—2.7%
American Public Education, Inc.	*†	35,200	1,394,272
Apollo Group, Inc., Class A	*	60,300	4,288,536
Bridgepoint Education, Inc.	*	74,900	1,273,300
Capella Education Co.	*†	79,400	4,760,030
Career Education Corp.	*	93,900	2,337,171
K12, Inc.	*†	145,134	3,127,638
Strayer Education, Inc.	†	15,500	3,380,705
			20,561,652
Diversified Financial Services—0.5%
KKR Financial Holdings LLC		524,200	487,506
MSCI, Inc., Class A	*	124,200	3,035,448
			3,522,954

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—0.8%
Roper Industries, Inc.		125,500	$5,686,405
SunPower Corp., Class A	*†	16,300	434,232
			6,120,637
Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp., Class A		77,900	2,464,756
Dolby Laboratories, Inc., Class A	*	48,500	1,808,080
DTS, Inc.	*†	8,600	232,802
National Instruments Corp.		36,000	812,160
			5,317,798
Energy Equipment & Services—2.1%
Cameron International Corp.	*	121,300	3,432,790
Complete Production Services, Inc.	*	175,500	1,116,180
Exterran Holdings, Inc.	*†	311,300	4,993,252
FMC Technologies, Inc.	*†	126,700	4,761,386
Smith International, Inc.		24,256	624,592
Weatherford International Ltd.	*	45,400	888,024
			15,816,224
Food & Staples Retailing—0.1%
Pantry, Inc. (The)	*	42,800	710,480
Food Products—0.5%
Marine Harvest (Norway)	*†	5,676,200	3,816,980
Health Care Equipment & Supplies—2.6%
Arthrocare Corp.	*	42,400	457,920
Conceptus, Inc.	*†	122,500	2,070,250
Idexx Laboratories, Inc.	*†	27,200	1,256,640
Immucor, Inc.	*	52,587	723,597
Mindray Medical International Ltd. ADR (China)	†	161,450	4,507,684
ResMed, Inc.	*	180,000	7,331,400
Stereotaxis, Inc.	*†	90,100	349,588
Zimmer Holdings, Inc.	*	72,500	3,088,500
			19,785,579
Health Care Providers & Services—5.1%
AMERIGROUP Corp.	*†	161,000	4,322,850
Centene Corp.	*	75,200	1,502,496
Coventry Health Care, Inc.	*	155,150	2,902,857
DaVita, Inc.	*	226,000	11,177,960
Express Scripts, Inc.	*	72,600	4,991,250
Healthways, Inc.	*	73,085	982,993
Henry Schein, Inc.	*†	92,000	4,411,400
Humana, Inc.	*	49,700	1,603,322
Laboratory Corp. of America Holdings	*	40,300	2,731,937
WellPoint, Inc.	*	92,300	4,697,147
			39,324,212
Health Care Technology—0.4%
Eclipsys Corp.	*	70,300	1,249,934
MedAssets, Inc.	*†	96,500	1,876,925
			3,126,859
Hotels, Restaurants & Leisure—3.3%
Chipotle Mexican Grill, Inc., Class B	*	23,800	1,661,002
International Game Technology		285,700	4,542,630
Marriott International, Inc., Class A	†	261,963	$5,781,525
P.F. Chang’s China Bistro, Inc.	*†	115,800	3,712,548
Panera Bread Co., Class A	*†	65,200	3,250,872
WMS Industries, Inc.	*	16,600	523,066
Yum! Brands, Inc.		178,000	5,934,520
			25,406,163
Household Durables—0.7%
Lennar Corp., Class A		541,300	5,245,197
Household Products—0.3%
Church & Dwight Co., Inc.		39,000	2,118,090
Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	*	291,500	3,250,225
Industrial Conglomerates—0.8%
Koninklijke Philips Electronics NV NYRS (Netherlands)		323,000	5,949,660
Insurance—9.3%
Aflac, Inc.		104,100	3,236,469
AON Corp.		224,200	8,490,454
Assured Guaranty Ltd. (Bermuda)	†	586,600	7,262,108
Berkshire Hathaway, Inc., Class A	*	71	6,390,000
eHealth, Inc.	*†	28,200	498,012
Fairfax Financial Holdings Ltd. (Canada)		47,000	11,726,030
Genworth Financial, Inc., Class A		413,300	2,888,967
IPC Holdings Ltd. (Bermuda)		119,200	3,258,928
Markel Corp.	*†	8,100	2,281,770
Nipponkoa Insurance Co., Ltd. (Japan)		1,260,000	7,330,468
Principal Financial Group, Inc.		117,200	2,208,048
Prudential Financial, Inc.		120,900	4,499,898
RenaissanceRe Holdings Ltd. (Bermuda)		114,200	5,314,868
Syncora Holdings Ltd. (Bermuda)	*†	626,661	169,198
XL Capital Ltd., Class A (Bermuda)		526,000	6,027,960
			71,583,178
Internet & Catalog Retail—0.9%
Expedia, Inc.	*	235,032	3,551,333
Liberty Media Corp.— Interactive, Series A	*	671,275	3,363,088
			6,914,421
Internet Software & Services—3.3%
DealerTrack Holdings, Inc.	*†	242,400	4,120,800
Digital River, Inc.	*	61,300	2,226,416
eBay, Inc.	*	327,500	5,610,075
MercadoLibre, Inc. (Argentina)	*†	150,700	4,050,816
Omniture, Inc.	*†	214,500	2,694,120
OpenTable, Inc.	*†	8,000	241,360
Rackspace Hosting, Inc.	*†	225,100	3,119,886
SkillSoft plc ADR	*	150,800	1,176,240
VeriSign, Inc.	*†	100,000	1,848,000
			25,087,713
IT Services—5.5%
Alliance Data Systems Corp.	*†	86,900	3,579,411
Amdocs Ltd. (Guernsey, Channel Islands)	*	315,700	6,771,765

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Euronet Worldwide, Inc.	*†	190,150	$3,687,009
Global Payments, Inc.		248,100	9,293,826
Heartland Payment Systems, Inc.		79,048	756,489
NeuStar, Inc., Class A	*	402,500	8,919,400
Paychex, Inc.		237,900	5,995,080
RightNow Technologies, Inc.	*†	289,800	3,419,640
			42,422,620
Leisure Equipment & Products—0.3%
Pool Corp.	†	149,900	2,482,344
Life Sciences Tools & Services—0.8%
Affymetrix, Inc.	*†	146,700	869,931
Exelixis, Inc.	*	305,900	1,489,733
Illumina, Inc.	*†	88,400	3,442,296
			5,801,960
Machinery—2.9%
Actuant Corp., Class A		270,700	3,302,540
Colfax Corp.	*	78,700	607,564
Harsco Corp.		79,400	2,247,020
Ingersoll-Rand Co., Ltd., Class A (Bermuda)	*†	379,000	7,921,100
Kennametal, Inc.		225,200	4,319,336
PACCAR, Inc.	†	58,700	1,908,337
Parker Hannifin Corp.		45,000	1,933,200
			22,239,097
Media—6.5%
DIRECTV Group, Inc. (The)	*†	447,000	11,045,370
Discovery Communications, Inc., Series C	*	280,500	5,758,665
Lamar Advertising Co., Class A	*†	89,700	1,369,719
Liberty Media Corp.— Entertainment, Series A	*	451,820	12,086,185
National CineMedia, Inc.		147,500	2,029,600
Virgin Media, Inc.	†	421,200	3,938,220
Walt Disney Co. (The)		568,000	13,251,440
			49,479,199
Metals & Mining—0.4%
United States Steel Corp.	†	82,500	2,948,550
Multiline Retail—0.5%
J.C. Penney Co., Inc.		130,600	3,749,526
Oil, Gas & Consumable Fuels—4.4%
Bill Barrett Corp.	*	69,600	1,911,216
Chesapeake Energy Corp.		585,000	11,600,550
Cimarex Energy Co.	†	127,100	3,602,014
Concho Resources, Inc.	*	35,100	1,007,019
Denbury Resources, Inc.	*	220,500	3,247,965
Encore Acquisition Co.	*	67,799	2,091,599
Forest Oil Corp.	*†	126,900	1,893,348
PetroHawk Energy Corp.	*	97,800	2,180,940
Range Resources Corp.	†	79,700	3,300,377
Ultra Petroleum Corp.	*	76,800	2,995,200
			33,830,228
Personal Products—0.5%
Herbalife Ltd. (Cayman Islands)		112,300	3,541,942
Pharmaceuticals—1.0%
Perrigo Co.	†	66,200	1,839,036
Shire plc ADR (United Kingdom)	†	107,600	$4,463,248
XenoPort, Inc.	*†	52,869	1,224,975
			7,527,259
Professional Services—2.1%
Administaff, Inc.	†	59,919	1,394,315
Advisory Board Co. (The)	*	65,400	1,680,780
Dun & Bradstreet Corp.		40,400	3,280,884
Huron Consulting Group, Inc.	*†	64,700	2,991,081
Korn/Ferry International	*†	287,700	3,061,128
Resources Connection, Inc.	*	158,000	2,712,860
School Specialty, Inc.	*†	39,509	798,477
			15,919,525
Real Estate Investment Trusts (REITs)—1.3%
Chimera Investment Corp. REIT		723,100	2,523,619
Hatteras Financial Corp. REIT	†	270,075	7,721,444
			10,245,063
Real Estate Management & Development—0.2%
St. Joe Co. (The)	*†	63,400	1,679,466
Road & Rail—0.4%
Norfolk Southern Corp.		77,800	2,930,726
Semiconductors & Semiconductor Equipment—4.7%
Altera Corp.	†	110,200	1,794,056
Analog Devices, Inc.		160,600	3,979,668
ASML Holding NV NYRS (Netherlands)		127,500	2,760,375
Broadcom Corp., Class A	*	99,500	2,466,605
Cavium Networks, Inc.	*†	57,400	964,894
FEI Co.	*†	146,400	3,352,560
Intersil Corp., Class A		135,500	1,703,235
Marvell Technology Group Ltd. (Bermuda)	*	307,400	3,578,136
Micron Technology, Inc.	*	762,100	3,856,226
National Semiconductor Corp.	†	373,700	4,689,935
PMC—Sierra, Inc.	*	279,000	2,220,840
Semtech Corp.	*	114,700	1,824,877
Silicon Laboratories, Inc.	*†	81,000	3,073,140
			36,264,547
Software—4.2%
Adobe Systems, Inc.	*	103,700	2,934,710
Ariba, Inc.	*†	70,400	692,736
Blackboard, Inc.	*†	63,900	1,844,154
Bottomline Technologies, Inc.	*	75,700	682,057
CA, Inc.		193,000	3,363,990
Concur Technologies, Inc.	*†	35,000	1,087,800
Factset Research Systems, Inc.	†	117,215	5,845,512
Macrovision Solutions Corp.	*	106,100	2,314,041
Red Hat, Inc.	*	273,100	5,497,503
Take-Two Interactive Software, Inc.	*†	435,700	4,126,079
Taleo Corp., Class A	*	175,500	3,206,385
Ultimate Software Group, Inc.	*†	40,800	988,992
			32,583,959
Specialty Retail—1.6%
A.C. Moore Arts & Crafts, Inc.	*	93,200	350,432
AnnTaylor Stores Corp.	*†	189,600	1,513,008
Christopher & Banks Corp.		137,600	923,296
J. Crew Group, Inc.	*†	46,800	1,264,536
O’Reilly Automotive, Inc.	*†	127,900	4,870,432
Tiffany & Co.	†	86,900	2,203,784

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Zumiez, Inc.	*†	145,400	$1,164,654
			12,290,142
Thrifts & Mortgage Finance—0.1%
Radian Group, Inc.		322,100	876,112
Trading Companies & Distributors—0.5%
Fastenal Co.	†	63,600	2,109,612
Interline Brands, Inc.	*	144,900	1,982,232
			4,091,844
Wireless Telecommunication Services—3.2%
American Tower Corp., Class A	*	295,800	9,326,574
NII Holdings, Inc.	*	275,245	5,248,922
SBA Communications Corp., Class A	*†	283,200	6,949,728
Sprint Nextel Corp.	*	586,400	2,820,584
			24,345,808
TOTAL COMMON STOCKS
(Cost $775,010,949)			729,925,357

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.0%
Capital Markets—0.0%
Downey Financial Corp.
6.500%	07/01/2014	▲
(Cost $3,130,390)			$4,409,000	441

		Shares	Value
CASH EQUIVALENTS—28.1%
Institutional Money Market Funds—27.7%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		32,793,765	32,793,765
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	66,696,342	66,696,342
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class	††	22,422,888	22,422,888
Invesco AIM Short-Term Investments Trust Liquid Assets Portfolio	††	28,800,000	28,800,000
Invesco AIM Short-Term Investments Trust Prime Assets Portfolio	††	61,200,000	61,200,000
			211,912,995

Coupon Rate	Maturity Date		Face	Value
Medium Term Note—0.4%
Toyota Motor Credit Corp.
0.670%	08/05/2009	#††	$2,981,099	$2,981,099
TOTAL CASH EQUIVALENTS
(Cost $214,894,094)				214,894,094
TOTAL INVESTMENTS—123.4%
(Cost $993,035,433)				944,819,892
Other assets less liabilities—(23.4%)				(179,391,146)
NET ASSETS—100.0%				$765,428,746

Notes to the Schedule of Investments:
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing.
▲	Security in default.
††	Represents reinvestment of collateral received in conjunction with securities lending.
#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value
COMMON STOCKS—46.3%
Aerospace & Defense—0.9%
Allen-Vanguard Corp. (Canada)	*	309,200	$33,229
Ceradyne, Inc.	*†	25,000	441,500
Cubic Corp.		19,000	680,010
			1,154,739
Biotechnology—1.8%
Arena Pharmaceuticals, Inc.	*†	170,800	852,292
Incyte Corp. Ltd.	*†	163,900	539,231
Rigel Pharmaceuticals, Inc.	*†	86,400	1,047,168
			2,438,691
Building Products—0.7%
Ameron International Corp.		13,000	871,520
Capital Markets—1.9%
Duff & Phelps Corp., Class A	†	37,100	659,638
Gluskin Sheff + Associates, Inc. (Canada)		44,700	618,725
Prospect Capital Corp.	†	79,600	732,320
Uranium Participation Corp. (Canada)	*	91,100	584,281
			2,594,964
Commercial Services & Supplies—0.4%
GeoEye, Inc.	*†	23,000	541,880
Communications Equipment—3.0%
Arris Group, Inc.	*†	45,500	553,280
Brocade Communications Systems, Inc.	*	91,400	714,748
Emulex Corp.	*†	61,300	599,514
NETGEAR, Inc.	*	43,000	619,630
Parkervision, Inc.	*†	111,713	341,842
SeaChange International, Inc.	*	85,900	689,777
Tellabs, Inc.	*	98,000	561,540
			4,080,331
Computers & Peripherals—0.9%
Imation Corp.		81,900	623,259
Novatel Wireless, Inc.	*	69,900	630,498
			1,253,757
Construction & Engineering—0.4%
EMCOR Group, Inc.	*	29,000	583,480
Consumer Finance—0.9%
Dollar Financial Corp.	*†	49,100	677,089
World Acceptance Corp.	*†	29,450	586,349
			1,263,438
Containers & Packaging—0.5%
AptarGroup, Inc.	†	20,500	692,285
Diversified Consumer Services—0.5%
Regis Corp.		40,400	703,364
Electric Utilities—1.6%
Portland General Electric Co.		38,100	742,188
Unisource Energy Corp.		27,500	729,850
Westar Energy, Inc.		38,000	713,260
			2,185,298
Electronic Equipment, Instruments & Components—1.9%
OSI Systems, Inc.	*	39,000	$813,150
Park Electrochemical Corp.	†	29,900	643,747
Trimble Navigation Ltd.	*	29,500	579,085
TTM Technologies, Inc.	*	70,600	561,976
			2,597,958
Food Products—2.3%
Cosan SA Industria e Comercio (Brazil)	*	84,300	618,645
Flowers Foods, Inc.	†	33,500	731,640
Genting Plantations Berhad (Malaysia)		282,000	440,145
Lance, Inc.		31,100	719,343
Viterra, Inc. (Canada)	*	61,000	529,682
			3,039,455
Health Care Equipment & Supplies—0.7%
ICU Medical, Inc.	*	4,200	172,830
Quidel Corp.	*†	54,500	793,520
			966,350
Health Care Providers & Services—3.2%
Amsurg Corp.	*	37,700	808,288
Centene Corp.	*	37,000	739,260
LHC Group, Inc.	*	30,000	666,300
Mednax, Inc.	*	17,000	716,210
Odyssey HealthCare, Inc.	*†	66,700	685,676
Res-Care, Inc.	*	47,500	679,250
			4,294,984
Hotels, Restaurants & Leisure—0.1%
Thunderbird Resorts, Inc. (Panama)	*	115,700	161,980
Industrial Conglomerates—0.4%
Carlisle Cos., Inc.		24,000	576,960
Insurance—0.5%
Platinum Underwriters Holdings Ltd. (Bermuda)		23,500	671,865
Internet & Catalog Retail—0.4%
Shutterfly, Inc.	*†	38,900	542,655
Internet Software & Services—0.8%
Akamai Technologies, Inc.	*†	22,000	421,960
Knot, Inc. (The)	*†	88,100	694,228
			1,116,188
IT Services—1.5%
Integral Systems, Inc.	*	26,036	216,619
Mantech International Corp., Class A	*	15,900	684,336
MAXIMUS, Inc.		13,500	556,875
SRA International, Inc., Class A	*†	34,800	611,088
			2,068,918
Machinery—1.6%
CIRCOR International, Inc.		18,543	437,800
Crane Co.		22,000	490,820
Force Protection, Inc.	*	68,400	604,656
Terex Corp.	*	51,000	615,570
			2,148,846

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value
COMMON STOCKS—(Continued)
Marine—0.5%
Kirby Corp.	*	21,000	$667,590
Metals & Mining—2.8%
AMCOL International Corp.		21,000	453,180
Carpenter Technology Corp.		26,400	549,384
Jaguar Mining, Inc.	*	70,000	530,600
New Gold, Inc. (Canada)	*	280,700	749,469
Silvercorp Metals, Inc. (Canada)		237,000	827,254
Universal Stainless & Alloy Products, Inc.	*†	42,500	691,475
			3,801,362
Multiline Retail—0.3%
Retail Ventures, Inc.	*†	161,685	352,473
Office Electronics—0.5%
Zebra Technologies Corp., Class A	*	29,500	697,970
Oil, Gas & Consumable Fuels—2.7%
BPZ Resources, Inc.	*†	138,800	678,732
Cimarex Energy Co.	†	18,500	524,290
Infinity Bio-Energy Ltd. (United Kingdom)	*‡δ	146,765	—
Oilsands Quest, Inc. (Canada)	*†	597,500	573,600
Rentech, Inc.	*†	800,000	456,000
Rosetta Resources, Inc.	*	37,500	328,125
W&T Offshore, Inc.	†	73,000	711,020
Whiting Petroleum Corp.	*	11,500	404,340
			3,676,107
Personal Products—0.5%
NBTY, Inc.	*	26,000	731,120
Pharmaceuticals—1.1%
King Pharmaceuticals, Inc.	*	73,500	707,805
Medicines Co. (The)	*†	85,800	719,862
			1,427,667
Professional Services—0.6%
CRA International, Inc.	*†	28,500	791,160
Real Estate Investment Trusts (REITs)—3.8%
American Campus Communities, Inc. REIT		28,500	632,130
Anworth Mortgage Asset Corp. REIT		117,700	848,617
Capstead Mortgage Corp. REIT		61,400	780,394
Cogdell Spencer, Inc. REIT		140,200	601,458
Hatteras Financial Corp. REIT	†	30,000	857,700
Investors Real Estate Trust REIT		67,200	597,408
MFA Financial, Inc. REIT		124,200	859,464
			5,177,171
Real Estate Management & Development—0.7%
Brasil Brokers Participacoes SA (Brazil)		300,800	432,894
General Shopping Brasil SA (Brazil)	*	85,000	166,139
Grubb & Ellis Co.	†	486,500	389,200
			988,233
Semiconductors & Semiconductor Equipment—0.4%
DSP Group, Inc.	*	86,800	$586,768
Software—0.9%
Ariba, Inc.	*†	56,600	556,944
JDA Software Group, Inc.	*	45,300	677,688
			1,234,632
Specialty Retail—1.3%
Cato Corp. (The), Class A		30,800	537,152
DSW, Inc., Class A	*†	70,900	698,365
OfficeMax, Inc.	†	79,610	499,951
			1,735,468
Textiles, Apparel & Luxury Goods—0.4%
Gildan Activewear, Inc., Class A (Canada)	*†	31,700	469,160
Trading Companies & Distributors—2.5%
Applied Industrial Technologies, Inc.	†	34,500	679,650
H&E Equipment Services, Inc.	*	80,000	748,000
RSC Holdings, Inc.	*†	94,000	631,680
TAL International Group, Inc.	†	63,953	697,088
Textainer Group Holdings Ltd. (Bermuda)		52,700	605,523
			3,361,941
Water Utilities—0.4%
Companhia de Saneamento de Minas Gerais-Copasa MG (Brazil)		45,500	589,561
TOTAL COMMON STOCKS
(Cost $63,304,829)			62,838,289

CONVERTIBLE PREFERRED STOCKS—0.5%
Leisure Equipment & Products—0.5%
Callaway Golf Co., Perpetual, Series B	*ˆ
(Cost $686,930)		6,900	635,662

RIGHTS—0.0%
Real Estate Management & Development—0.0%
Brasil Brokers Participacoes SA (Brazil), Expires 07/20/2009, Strike BRL 15.63	*‡
(Cost $—)		1,201	6

WARRANTS—0.1%
Oil, Gas & Consumable Fuels—0.1%
Oilsands Quest, Inc., Expires 05/12/2011, Strike $1.10	*
(Cost $—)		163,100	66,871

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—18.4%
Banks—1.2%
Bank of America Corp.
4.375%	12/01/2010	$430,000	431,248
Goldman Sachs Group, Inc. (The) MTN
6.000%	05/01/2014	301,000	314,469

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
JPMorgan Chase & Co.
6.750%	02/01/2011		$430,000	$449,716
Morgan Stanley
6.000%	05/13/2014		200,000	202,705
Morgan Stanley, Series F MTN
3.006%	05/14/2010	#	200,000	199,468
				1,597,606
Beverages—0.2%
Bottling Group LLC
6.950%	03/15/2014		250,000	285,434
Biotechnology—0.5%
Amgen, Inc.
4.000%	11/18/2009		690,000	699,427
Capital Markets—0.5%
Bank of New York Mellon Corp. (The)
4.300%	05/15/2014		430,000	437,409
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	ˆ	300,000	301,932
				739,341
Commercial Banks—1.8%
Commonwealth Bank of Australia (Australia)
2.400%	01/12/2012	ˆ†	300,000	301,336
National Australia Bank Ltd. (Australia)
2.550%	01/13/2012	ˆ†	300,000	302,287
Toronto-Dominion Bank (The) MTN (Canada)
2.081%	09/10/2010	#	EUR 300,000	420,503
US Bancorp
4.200%	05/15/2014		500,000	506,203
US Bancorp MTN
1.407%	05/06/2010	#	400,000	401,122
Wells Fargo & Co.
5.300%	08/26/2011		430,000	454,917
				2,386,368
Communications Equipment—0.3%
Cisco Systems, Inc.
5.250%	02/22/2011		400,000	421,941
Computers & Peripherals—0.6%
Hewlett-Packard Co.
4.250%	02/24/2012		150,000	156,659
2.250%	05/27/2011		300,000	301,052
International Business Machines Corp.
4.950%	03/22/2011		400,000	421,302
				879,013
Consumer Finance—0.5%
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012	†	275,000	288,163
John Deere Capital Corp., Series D MTN
1.807%	01/18/2011	#	430,000	427,360
				715,523
Diversified Financial Services—1.0%
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		250,000	268,588
3.625%	05/08/2014		400,000	399,370
General Electric Capital Corp.
5.900%	05/13/2014		$260,000	$265,650
National Rural Utilities Cooperative Finance Corp.
5.750%	08/28/2009		450,000	452,972
				1,386,580
Diversified Telecommunication Services—1.6%
BellSouth Corp.
4.200%	09/15/2009		700,000	703,796
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		400,000	416,445
Telstra Corp. Ltd. MTN (Australia)
6.375%	06/29/2011	EUR 420,000		626,390
Verizon Global Funding Corp.
7.250%	12/01/2010		400,000	426,040
				2,172,671
Electric Utilities—1.7%
Alabama Power Co., Series HH
5.100%	02/01/2011		265,000	276,386
American Electric Power Co., Inc., Series C
5.375%	03/15/2010		400,000	409,226
Duke Energy Carolinas LLC
6.250%	01/15/2012		400,000	430,402
Exelon Corp.
6.750%	05/01/2011		260,000	271,495
Exelon Generation Co. LLC
6.950%	06/15/2011		155,000	164,212
FPL Group Capital, Inc.
5.625%	09/01/2011		280,000	299,460
Pacific Gas & Electric Co.
1.598%	06/10/2010	#	400,000	402,087
				2,253,268
Food Products—1.0%
Campbell Soup Co.
6.750%	02/15/2011		485,000	524,912
Kellogg Co., Series B
6.600%	04/01/2011		400,000	428,759
Unilever Capital Corp.
7.125%	11/01/2010		410,000	437,902
				1,391,573
Health Care Providers & Services—0.5%
Express Scripts, Inc.
5.250%	06/15/2012		350,000	361,849
UnitedHealth Group, Inc.
5.250%	03/15/2011		300,000	309,736
				671,585
Hotels, Restaurants & Leisure—0.3%
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		400,000	434,080
Household Products—0.1%
Procter & Gamble Co. (The)
3.500%	02/15/2015		100,000	101,050
Industrial Conglomerates—0.4%
3M Co., Series E MTN
4.500%	11/01/2011		450,000	478,671

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Insurance—0.8%
Allstate Corp. (The)
6.200%	05/16/2014		$300,000	$314,990
Berkshire Hathaway Finance Corp.
4.200%	12/15/2010		400,000	412,538
4.000%	04/15/2012	ˆ	150,000	155,126
Metropolitan Life Global Funding I
1.358%	06/25/2010	#ˆ	250,000	249,230
				1,131,884
Machinery—0.2%
Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)
2.420%	08/13/2010	#	300,000	292,977

Media—0.8%
Comcast Corp.
5.450%	11/15/2010		720,000	748,897
Time Warner, Inc.
1.150%	11/13/2009	#	300,000	299,311
				1,048,208
Multiline Retail—0.4%
Costco Wholesale Corp.
5.300%	03/15/2012		300,000	322,619
Wal-Mart Stores, Inc.
6.875%	08/10/2009		250,000	251,531
				574,150
Oil, Gas & Consumable Fuels—1.0%
Chevron Corp.
3.450%	03/03/2012		100,000	103,215
ConocoPhillips
8.750%	05/25/2010		400,000	427,051
4.750%	02/01/2014		200,000	208,450
Shell International Finance BV (Netherlands)
5.625%	06/27/2011	†	600,000	645,595
				1,384,311
Pharmaceuticals—1.5%
Abbott Laboratories
5.600%	05/15/2011		400,000	427,547
Eli Lilly & Co.
3.550%	03/06/2012		100,000	103,664
Merck & Co., Inc.
1.875%	06/30/2011		600,000	601,059
Novartis Capital Corp.
4.125%	02/10/2014		100,000	103,044
Wyeth
6.950%	03/15/2011		700,000	758,188
				1,993,502
Software—0.8%
Microsoft Corp.
2.950%	06/01/2014		500,000	496,935
Oracle Corp.
5.000%	01/15/2011		510,000	534,830
				1,031,765

Wireless Telecommunication Services—0.7%
Verizon Wireless Capital LLC
5.550%	02/01/2014	ˆ	$100,000	$106,270
3.750%	05/20/2011	ˆ	300,000	306,280
Vodafone Group plc (United Kingdom)
7.750%	02/15/2010		500,000	516,983
				929,533
TOTAL CORPORATE OBLIGATIONS
(Cost $24,483,943)				25,000,461

U.S. GOVERNMENT AGENCY OBLIGATIONS—11.6%
Government Backed Corporate (FDIC) Obligations—0.9%
Bank of America NA
1.700%	12/23/2010	†	600,000	607,153
General Electric Capital Corp.
2.200%	06/08/2012		563,000	566,284
				1,173,437
U.S. Government Agency Obligations—10.7%
Federal Home Loan Bank
5.375%	08/19/2011	‡‡	3,000,000	3,241,863
2.250%	04/13/2012	†	1,500,000	1,519,107
Federal Home Loan Mortgage Corp.
2.875%	06/28/2010		210,000	214,962
Federal Home Loan Mortgage Corp. Discount Note
0.462%	06/01/2010		1,000,000	996,045
Federal National Mortgage Association
1.875%	04/20/2012	†	1,000,000	1,004,750
1.500%	09/16/2010		4,500,000	4,546,125
1.375%	04/28/2011	†	3,000,000	3,009,114
				14,531,966
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,547,455)				15,705,403

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—7.6%
U.S. Government Agency Mortgage-Backed Securities—7.6%
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022	‡‡	489,896	518,800
Federal Home Loan Mortgage Corp. REMICS
5.000%	06/15/2024		372,260	377,643
Federal National Mortgage Association REMICS
4.125%	12/25/2025		365,834	366,910
Government National Mortgage Association
6.500%	10/20/2037- 07/20/2038	‡‡	2,230,744	2,363,801
6.500%	12/20/2038		1,643,228	1,741,313
6.000%	07/20/2038	‡‡	1,849,029	1,928,415
6.000%	02/15/2039		972,244	1,014,134
4.500%	04/20/2024- 08/20/2035		1,991,812	2,060,870
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $10,206,685)				10,371,886

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—1.5%
U.S. Treasury Notes—1.5%
U.S. Treasury Note
0.875%	02/28/2011	†
(Cost $1,998,366)			$2,000,000	$1,999,226

MUNICIPAL OBLIGATIONS—0.5%
Citizens Property Insurance Corp. Revenue Bonds (Florida)
5.000%	06/01/2012
(Cost $608,094)			600,000	611,814

SOVEREIGN DEBT OBLIGATIONS—0.3%
Government Issued—0.3%
Caisse d’Amortissement de la Dette Sociale MTN (France)
4.250%	11/08/2010
(Cost $405,536)			400,000	414,966

ASSET BACKED SECURITIES—2.5%
Automobile—2.5%
BMW Vehicle Lease Trust
Series 2009-1, Class A1
0.792%	06/15/2010		270,000	270,149
BMW Vehicle Lease Trust
Series 2009-1, Class A2
2.040%	04/15/2011		1,000,000	1,002,771
Ford Credit Auto Lease Trust
Series 2009-A, Class A2
2.600%	05/15/2011	ˆ	450,000	451,125
Ford Credit Auto Lease Trust
Series 2009-A, Class A1
1.237%	06/15/2010	ˆ	330,000	327,061
Honda Auto Receivables Owner Trust
Series 2009-2, Class A2
2.220%	08/15/2011		500,000	503,017
Nissan Auto Lease Trust
Series 2009-A, Class A2
2.010%	04/15/2011		510,000	511,252
Volkswagen Auto Lease Trust
Series 2009-A, Class A2
2.870%	07/15/2011		370,000	371,443
TOTAL ASSET BACKED SECURITIES
(Cost $3,429,865)				3,436,818

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—1.7%
Mortgage Backed—1.7%
Harborview Mortgage Loan Trust
Series 2005-14, Class 3A1A
5.307%	12/19/2035	#	1,395,525	879,050
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
3.411%	03/25/2044	#	1,359,627	1,158,380
WaMu Mortgage Pass Through Certificates
Series 2006-AR12, Class 1A1
6.052%	10/25/2036	#	$440,451	$306,860
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $3,111,302)				2,344,290

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—1.3%
Non-U.S. Government Agency Obligations—1.3%
Export Development Canada (Canada)
3.750%	07/15/2011		475,000	495,306
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011		400,000	418,279
Nederlandse Waterschapsbank NV MTN (Netherlands)
4.625%	07/25/2011	EUR 550,000		813,282
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,699,970)				1,726,867

		Shares	Value
CASH EQUIVALENTS—21.3%
Institutional Money Market Funds—21.3%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		9,845,176	9,845,176
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	722,009	722,009
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	5,000,000	5,000,000
Invesco AIM Short-Term Investments Trust Liquid Assets Portfolio	††	4,500,000	4,500,000
Invesco AIM Short-Term Investments Trust Prime Assets Portfolio	††	8,900,000	8,900,000
TOTAL CASH EQUIVALENTS
(Cost $28,967,185)			28,967,185
TOTAL INVESTMENTS—113.6%
(Cost $154,450,160)			154,119,744
Other assets less liabilities—(13.6%)			(18,396,071)
NET ASSETS—100.0%			$135,723,673

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
Discovery Fund

Notes to the Schedule of Investments:
BRL	Brazilian Real
EUR	European Monetary Unit
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
*	Non-income producing.
†	Denotes all or a portion of security on loan.
δ	Security has no market value at June 30, 2009.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities represent 2.0% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—94.7%
Australia—2.5%
Amcor Ltd.		40,143	$161,416
AWB Ltd.	†	278,800	263,936
Coca-Cola Amatil Ltd.		71,271	493,934
Dominion Mining Ltd.		152,668	564,660
Iluka Resources Ltd.	*	215,000	493,658
IOOF Holdings Ltd.		55,602	186,477
JB Hi-Fi Ltd.		164,200	2,028,415
Kingsgate Consolidated Ltd.	*	346,872	1,860,103
Lihir Gold Ltd.	*	248,500	581,762
Newcrest Mining Ltd.		149,022	3,642,281
Origin Energy Ltd.		40,000	470,975
Qantas Airways Ltd.		582,809	943,740
Tatts Group Ltd.		269,500	552,168
Telstra Corp. Ltd.		365,480	997,327
Wesfarmers Ltd.		23,000	418,774
Woodside Petroleum Ltd.		90,378	3,122,198
Woolworths Ltd.		67,598	1,434,154
WorleyParsons Ltd.	†	114,800	2,187,897
			20,403,875
Austria—0.2%
Telekom Austria AG		25,500	399,217
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A		24,200	1,234,553
			1,633,770
Belgium—0.8%
Anheuser-Busch InBev NV		101,558	3,682,426
Belgacom SA		13,500	431,710
Delhaize Group	†	8,400	591,393
Groupe Bruxelles Lambert SA		7,100	520,467
Nyrstar	*	66,200	564,044
Sofina SA	†	7,400	603,316
			6,393,356
Bermuda—0.6%
Catlin Group Ltd.		467,200	2,474,309
Hiscox Ltd.		100,100	476,885
Seadrill Ltd.		144,800	2,085,350
			5,036,544
Brazil—1.3%
Companhia Brasileira de Meios de Pagamento	*	87,100	752,540
Petroleo Brasileiro SA, Class A ADR		172,321	5,748,629
Redecard SA		161,750	2,476,397
Vale SA ADR		101,900	1,564,165
			10,541,731
Canada—5.5%
Atrium Innovations, Inc.	*	35,600	373,706
Barrick Gold Corp.		64,700	2,170,685
BCE, Inc.		25,400	524,094
Cameco Corp.		100,600	2,580,840
Canadian Natural Resources Ltd.		27,600	1,451,957
Canadian Pacific Railway Ltd.		141,673	5,638,585
Empire Co., Ltd., Class A		11,500	418,218
Enbridge, Inc.		14,800	513,543
George Weston Ltd.		57,600	2,889,038
Inmet Mining Corp.		32,900	1,206,932
Kinross Gold Corp.		59,600	1,086,292
Laurentian Bank of Canada		19,200	$579,062
Loblaw Cos. Ltd.		19,500	582,578
Lundin Mining Corp.	*	726,800	2,093,264
Methanex Corp.		23,500	285,075
Metro, Inc., Class A		60,600	1,980,838
Migao Corp.	*	62,400	413,085
Onex Corp.		21,800	374,844
Petro-Canada		7,500	289,645
Potash Corp of Saskatchewan, Inc.		28,000	2,611,632
Research In Motion Ltd.	*	102,500	7,285,991
Rogers Communications, Inc., Class B		38,600	992,254
Royal Bank of Canada		88,900	3,635,793
Shaw Communications, Inc., Class B		15,600	262,604
Shoppers Drug Mart Corp.		13,200	567,311
Suncor Energy, Inc.		117,400	3,569,994
Uni-Select, Inc.		39,800	844,828
			45,222,688
China—1.7%
Anhui Conch Cement Co. Ltd., Class H	†	64,000	398,076
Bank of China Ltd., Class H	†	3,636,000	1,721,803
China Construction Bank Corp., Class H	†	4,186,317	3,225,737
China Life Insurance Co., Ltd., Class H		971,500	3,570,459
China Merchants Bank Co., Ltd., Class H	†	217,100	492,707
China Shenhua Energy Co., Ltd., Class H		186,000	679,529
Industrial & Commercial Bank of China, Class H	†	3,661,000	2,535,927
Ping An Insurance Group Co. of China Ltd., Class H	†	146,700	984,658
Suntech Power Holdings Co., Ltd. ADR	*†	15,000	267,900
			13,876,796
Denmark—0.5%
Carlsberg A/S, Class B		7,336	470,608
Danske Bank A/S	*	26,572	458,410
East Asiatic Co. Ltd. A/S		9,500	316,600
Novo Nordisk A/S, Class B		35,500	1,933,516
Novozymes A/S, Class B		8,100	658,965
			3,838,099
Finland—0.6%
Huhtamaki Oyj		101,431	1,047,713
Nokia Oyj		169,300	2,479,750
Rautaruukki Oyj		15,500	310,887
Stora Enso Oyj, Class R	*	84,900	449,081
UPM-Kymmene Oyj		54,000	471,249
			4,758,680
France—10.4%
Accor SA	†	80,008	3,187,689
Air France-KLM	†	52,101	668,211
Air Liquide SA		12,924	1,185,848
Altamir Amboise	*	76,057	269,983
BNP Paribas		77,430	5,049,383
Bouygues SA	†	204,202	7,722,481
Cie de Saint-Gobain		10,954	368,575
Cie Generale d’Optique Essilor International SA		56,000	2,677,961

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Compagnie Generale des Etablissements Michelin, Class B	†	21,499	$1,231,279
Danone		65,836	3,264,453
EDF SA	†	14,500	708,005
Eutelsat Communications		25,900	670,372
Faiveley SA	†	7,900	603,224
France Telecom SA		379,390	8,632,463
GDF Suez	†	45,701	1,710,684
Gemalto NV	*†	19,900	691,620
Lafarge SA	*†	29,000	1,973,086
L’Oreal SA		85,400	6,410,414
LVMH Moet Hennessy Louis Vuitton SA	†	50,616	3,881,911
Mercialys SA REIT	†	33,100	1,022,658
Pernod-Ricard SA	†	120,821	7,638,685
Peugeot SA	*	49,200	1,298,839
Renault SA	*	9,276	342,714
Rhodia SA	*	19,008	144,465
Sanofi-Aventis SA		13,100	774,073
Schneider Electric SA	†	361	27,630
Societe BIC SA		9,300	535,491
Societe Generale		56,762	3,115,692
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT		6,800	601,587
Total SA		18,940	1,026,556
Unibail-Rodamco SE (Paris Exchange) REIT		12,347	1,846,041
Vallourec SA	†	7,658	936,018
Veolia Environnement	†	126,721	3,746,699
Vinci SA		131,035	5,912,822
Vivendi SA		115,924	2,782,615
Zodiac Aerospace	†	59,641	1,945,585
			84,605,812
Germany—7.8%
Adidas AG	†	63,500	2,419,813
Allianz SE (Registered)		52,504	4,843,078
Bayer AG		158,151	8,499,020
Bayerische Motoren Werke AG	†	28,600	1,080,362
Daimler AG (Registered)		149,511	5,429,574
Deutsche Bank AG (Registered)		59,632	3,625,063
Deutsche Boerse AG		17,234	1,341,227
Deutsche Post AG (Registered)		172,113	2,247,265
E.ON AG		15,900	564,414
Fielmann AG		22,983	1,519,889
Fraport AG Frankfurt Airport Services Worldwide	†	48,721	2,089,048
Fresenius Medical Care AG & Co. KGaA	†	21,700	975,115
Hannover Rueckversicherung AG (Registered)	*	99,100	3,663,466
K+S AG		6,400	360,998
Linde AG		72,269	5,937,092
Muenchener Rueckversicherungs AG (Registered)		68,373	9,237,520
SAP AG		103,800	4,185,026
Siemens AG (Registered)		44,100	3,049,611
Wacker Chemie AG		22,670	2,617,929
			63,685,510
Greece—0.3%
Coca Cola Hellenic Bottling Co. SA		14,000	$288,551
Hellenic Petroleum SA		166,700	1,611,791
Public Power Corp. SA	*	30,800	635,520
			2,535,862
Hong Kong—4.8%
Bank of East Asia Ltd.		805,376	2,440,767
BOC Hong Kong Holdings Ltd.		398,500	693,354
China Merchants Holdings International Co., Ltd.	†	567,800	1,626,275
China Mobile Ltd.	†	244,000	2,443,026
China Overseas Land & Investment Ltd.		339,000	782,409
China Resources Land Ltd.		308,958	680,522
CLP Holdings Ltd.	†	698,000	4,625,070
CNOOC Ltd.		2,750,000	3,387,593
Dairy Farm International Holdings Ltd.		351,600	2,268,850
Hang Lung Properties Ltd.		123,000	405,043
Hong Kong & China Gas Co. Ltd.		1,837,000	3,856,198
Hong Kong Exchanges and Clearing Ltd.		61,400	949,029
Hutchison Whampoa Ltd.		348,000	2,263,790
Jardine Matheson Holdings Ltd.		26,400	721,553
Kerry Properties Ltd.		132,000	574,994
Li & Fung Ltd.	†	614,400	1,640,465
New World Development Ltd.		524,000	943,215
NWS Holdings Ltd.		805,196	1,449,852
Shangri-La Asia Ltd.	†	152,000	224,499
Sun Hung Kai Properties Ltd.		60,000	745,068
Wharf Holdings Ltd.		228,000	961,309
Wheelock & Co., Ltd.		2,087,000	5,363,570
			39,046,451
India—0.4%
ICICI Bank Ltd. ADR		98,308	2,900,086
Reliance Industries Ltd. GDR	*ˆ	4,050	342,428
			3,242,514
Ireland—0.8%
Covidien plc		61,454	2,300,838
CRH plc (Dublin Exchange)		175,044	4,008,742
			6,309,580
Italy—1.5%
Enel SpA	†	474,700	2,317,441
ENI SpA		218,819	5,189,729
Intesa Sanpaolo SpA	*	635,161	2,052,527
Saipem SpA		55,800	1,363,278
Snam Rete Gas SpA		126,000	553,488
Terna Rete Elettrica Nazionale SpA		170,500	568,633
			12,045,096
Japan—20.5%
Advantest Corp.	†	73,500	1,338,453
Aeon Mall Co., Ltd.	†	116,500	2,210,893
Aruze Corp.	*†	45,100	343,730
Canon, Inc.		102,350	3,343,161
Chugai Pharmaceutical Co., Ltd.	†	119,000	2,264,432
Daikin Industries Ltd.		68,000	2,188,477

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Daito Trust Construction Co. Ltd.		71,000	$3,347,821
Denso Corp.	†	228,633	5,860,472
East Japan Railway Co.		8,900	535,832
Electric Power Development Co., Ltd.	†	12,100	343,325
Fanuc Ltd.		73,100	5,857,965
FCC Co., Ltd.		42,600	584,833
Fujitsu Frontech Ltd.		112,300	1,129,249
Heiwa Corp.		94,000	1,088,738
Hirose Electric Co., Ltd.		24,700	2,635,176
Hitachi Capital Corp.		76,000	1,028,046
Honda Motor Co., Ltd.		89,000	2,448,466
HOYA Corp.		100,000	2,003,190
Imasen Electric Industrial		66,000	715,014
ITOCHU Corp.		832,000	5,773,427
Japan Tobacco, Inc.		2,053	6,417,334
JGC Corp.		67,000	1,078,425
Kansai Electric Power Co., Inc. (The)		25,600	564,697
Kanto Auto Works Ltd.		55,500	536,608
KDDI Corp.		77	408,565
Keihin Corp.		60,300	792,262
Keiyo Co., Ltd.	†	92,000	463,530
Keyence Corp.		33,680	6,861,587
Kurita Water Industries Ltd.		35,500	1,146,496
Kyoei Steel Ltd.		21,900	618,583
Lawson, Inc.	†	12,500	550,200
Marubeni Corp.		705,000	3,118,065
MID Reit, Inc. REIT		788	1,755,579
Miraca Holdings, Inc.		149,700	3,659,261
Mitsubishi Corp.		221,000	4,078,161
Mitsubishi Estate Co., Ltd.		263,000	4,366,240
Mitsubishi Paper Mills Ltd.		408,000	570,542
Mitsubishi UFJ Financial Group, Inc.		143,000	882,996
Mitsui & Co., Ltd.		505,600	5,991,197
Mitsui Fudosan Co., Ltd.		160,000	2,775,066
Mitsui OSK Lines Ltd.		230,000	1,486,339
Mitsui Sumitomo Insurance Group Holdings, Inc.		19,400	507,519
Murata Manufacturing Co., Ltd.		49,200	2,099,827
Nintendo Co., Ltd.		21,300	5,894,880
Nippon Mining Holdings, Inc.		122,000	630,434
Nippon Oil Corp.		40,000	235,541
Nippon Residential Investment Corp. REIT		710	1,740,508
Nippon Sheet Glass Co., Ltd.	†	116,000	338,009
Nippon Soda Co., Ltd.		140,000	627,482
Nippon Telegraph & Telephone Corp.		8,065	328,450
Nomura Holdings, Inc.		105,200	887,977
NTT DoCoMo, Inc.		1,735	2,537,677
OJI Paper Co., Ltd.		94,000	403,869
Okabe Co., Ltd.		148,400	607,583
Okinawa Electric Power Co., Inc. (The)		12,100	652,869
Panasonic Corp.		35,000	471,540
SBI Holdings, Inc.		2,790	566,602
Seven & I Holdings Co. Ltd.		22,400	525,338
Shimamura Co. Ltd.		27,000	2,149,828
Shin-Etsu Chemical Co., Ltd.		56,000	2,597,219
Shinsei Bank Ltd.	*	2,264,000	3,614,585
Shiseido Co. Ltd.		28,000	458,070
SMC Corp.		29,000	3,113,856
Softbank Corp.		377,100	7,346,261
Sumitomo Corp.		605,100	$6,150,657
Sumitomo Metal Industries Ltd.		185,000	491,781
Sumitomo Metal Mining Co. Ltd.		74,000	1,039,542
Sumitomo Mitsui Financial Group, Inc.		94,500	3,823,971
Suzuki Motor Corp.	†	257,185	5,766,813
Takeda Pharmaceutical Co., Ltd.		63,000	2,449,436
THK Co., Ltd.		35,900	535,178
TOA Corp.		77,000	529,141
Toagosei Co., Ltd.		227,000	624,392
Tokio Marine Holdings, Inc.		136,500	3,747,825
Tokyo Electron Ltd.		45,400	2,190,999
Topy Industries Ltd.		170,000	322,327
Toyota Motor Corp.		105,200	3,978,387
Trend Micro, Inc.		107,500	3,432,647
Unipres Corp.		100,900	1,118,969
			167,700,422
Korea, Republic of—0.3%
Samsung Electronics Co., Ltd., Reg S GDR	ˆ	9,685	2,267,201
Shinhan Financial Group Co., Ltd. ADR	*†	7,850	399,015
			2,666,216
Luxembourg—0.1%
RTL Group SA		8,593	428,316
SES Global FDR		18,400	349,139
SES SA		20,400	390,087
			1,167,542
Mexico—0.9%
America Movil SAB de CV, Series L ADR		82,800	3,206,016
Fomento Economico Mexicano SAB de CV ADR		13,900	448,136
Telefonos de Mexico SAB de CV, Series L ADR	†	97,300	1,577,233
Telmex Internacional SAB de CV ADR	†	76,700	970,255
Wal-Mart de Mexico SAB de CV	†	267,900	794,448
			6,996,088
Netherlands—3.9%
Akzo Nobel NV		16,497	729,215
ASML Holding NV		389,964	8,452,433
Heineken Holding NV		44,404	1,418,749
Heineken NV		59,268	2,208,820
ING Groep NV CVA		48,155	487,859
Koninklijke Ahold NV		222,000	2,559,314
Koninklijke KPN NV		505,400	6,973,348
Royal Dutch Shell plc, Class A		174,781	4,379,509
Royal Dutch Shell plc, Class B		32,839	826,736
Ten Cate NV		50,318	1,220,147
Unilever NV CVA		96,300	2,329,113
Wolters Kluwer NV	†	28,000	491,203
			32,076,446
Norway—0.6%
Tandberg ASA	†	267,700	4,517,116
Portugal—0.0%
Jeronimo Martins SGPS SA	†	55,800	380,608

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Russia—0.8%
Gazprom OAO ADR		302,620	$6,137,172
Singapore—1.2%
DBS Group Holdings Ltd.		462,000	3,745,503
Oversea-Chinese Banking Corp. Ltd.		328,900	1,510,047
Singapore Telecommunications Ltd.		201,392	415,501
Wilmar International Ltd.		1,276,100	4,401,463
			10,072,514
South Africa—0.1%
AngloGold Ashanti Ltd. ADR	†	8,300	304,029
Harmony Gold Mining Co., Ltd. ADR	*†	16,200	167,184
Harmony Gold Mining Co., Ltd.	*†	9,000	92,929
Sasol Ltd.		12,300	430,312
			994,454
Spain—3.1%
Banco Bilbao Vizcaya Argentaria SA		165,425	2,082,942
Construcciones y Auxiliar de Ferrocarriles SA		2,600	1,167,711
Corporacion Financiera Alba, SA		12,000	578,677
Inditex SA	†	164,858	7,934,102
Mapfre SA	†	1,095,900	3,580,452
Telefonica SA		398,766	9,055,788
Viscofan SA		27,100	579,032
			24,978,704
Sweden—1.4%
AarhusKarlshamn AB		29,600	373,403
Alfa Laval AB	†	53,600	513,678
Assa Abloy AB, Class B		31,300	437,662
Atlas Copco AB, Class A		132,210	1,331,250
Betsson AB	*	24,500	277,495
Hennes & Mauritz AB, Class B	†	59,415	2,966,846
Investor AB, Class B		39,300	607,678
Lundbergforetagen AB, Class B	†	13,402	506,132
Skandinaviska Enskilda Banken AB, Class A	*	139,444	616,739
SKF AB, Class B	†	87,173	1,077,439
Svenska Cellulosa AB, Class B		50,200	528,527
Telefonaktiebolaget LM Ericsson, Class B	†	230,200	2,267,800
			11,504,649
Switzerland—8.0%
ABB Ltd. (Registered)	*	40,638	641,702
Actelion Ltd. (Registered)	*	87,500	4,586,243
Alcon, Inc.		13,000	1,509,560
Credit Suisse Group AG (Registered)	†	113,725	5,210,424
Givaudan SA (Registered)	†	1,026	629,808
Holcim Ltd. (Registered)	*	127,923	7,283,190
Nestle SA (Registered)		357,776	13,509,066
Nobel Biocare Holding AG (Registered)	†	72,000	1,575,635
Novartis AG (Registered)		116,291	4,733,886
Roche Holding AG (Genusschein)		103,590	14,114,367
Roche Holding AG (Registered)		7,972	1,136,280
SGS SA (Registered)		2,500	$3,105,214
Swiss Reinsurance (Registered)		29,035	964,760
Swisscom AG (Registered)		7,388	2,273,443
Syngenta AG (Registered)		5,700	1,326,196
UBS AG (Registered)	*	81,762	1,003,908
Valora Holding AG		3,200	578,984
Zurich Financial Services AG (Registered)		7,300	1,290,299
			65,472,965
Taiwan—0.5%
Delta Electronics, Inc. GDR		91,572	1,035,679
Taiwan Semiconductor Manufacturing Co., Ltd. ADR		322,155	3,031,479
			4,067,158
United Kingdom—12.8%
Amlin plc		220,700	1,100,271
ARM Holdings plc		354,600	699,793
AstraZeneca plc (London Exchange)		104,100	4,590,031
Autonomy Corp. plc	*	27,400	649,236
BAE Systems plc		284,983	1,592,493
Barclays plc		470,200	2,185,044
BG Group plc		486,400	8,190,831
BHP Billiton plc		120,600	2,718,161
BP plc		475,400	3,756,526
British American Tobacco plc		56,500	1,559,637
Cadbury plc		575,644	4,920,433
Cairn Energy plc	*	50,100	1,937,144
Centrica plc		753,500	2,770,649
Debenhams plc	†	2,999,400	4,010,153
Game Group plc		291,500	790,931
GlaxoSmithKline plc		73,200	1,292,956
Hampson Industries plc		401,000	448,958
HSBC Holdings plc (Hong Kong Exchange)		70,400	587,402
HSBC Holdings plc (London Exchange)		920,866	7,671,903
Imperial Tobacco Group plc		236,635	6,159,034
Kingfisher plc		823,270	2,415,362
Lavendon Group plc		77,001	158,365
Micro Focus International plc		183,700	1,134,400
National Grid plc		525,190	4,739,166
Old Mutual plc		344,600	460,203
Reckitt Benckiser Group plc		64,000	2,922,751
SABMiller plc		195,800	3,997,834
Serco Group plc		84,900	590,811
Shire plc ADR	†	7,000	290,360
Shire plc		99,000	1,366,382
Smith & Nephew plc		574,438	4,264,718
Standard Chartered plc (Hong Kong Exchange)		8,750	168,096
Standard Chartered plc (London Exchange)		131,866	2,479,481
Tesco plc		1,654,700	9,663,213
Tullett Prebon plc		121,000	591,076
Unilever plc		22,429	527,129
United Utilities Group plc		76,100	624,027
Vodafone Group plc		1,982,501	3,855,850
Wm Morrison Supermarkets plc		1,518,068	5,929,270
Wolseley plc	*	18,816	360,201
Yell Group plc		1,749,235	758,282
			104,928,563

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
United States—0.8%
Philip Morris International, Inc.	78,098	$3,406,635
Schlumberger Ltd.	44,403	2,402,646
Synthes, Inc.	9,216	891,141
		6,700,422
TOTAL COMMON STOCKS
(Cost $840,300,942)		773,537,403

PREFERRED STOCKS—0.5%
Germany—0.5%
Biotest AG	10,412	520,365
Fresenius SE	75,900	4,106,409
TOTAL PREFERRED STOCKS
(Cost $4,357,726)		4,626,774

Coupon Rate	Maturity Date	Face	Value
CONVERTIBLE DEBT OBLIGATIONS—0.0%
Bermuda—0.0%
Seadrill Ltd.
3.625%	11/08/2012
(Cost $45,391)		$100,000	78,447

		Shares	Value
CASH EQUIVALENTS—12.4%
Institutional Money Market Funds—12.4%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	52,006,062	52,006,062
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	12,000,000	12,000,000
Invesco AIM Short-Term Investments Trust Liquid Assets Portfolio	††	12,900,000	12,900,000
Invesco AIM Short-Term Investments Trust Prime Assets Portfolio	††	24,300,000	24,300,000
TOTAL CASH EQUIVALENTS
(Cost $101,206,062)			101,206,062
TOTAL INVESTMENTS—107.6%
(Cost $945,910,121)			879,448,686
Other assets less liabilities—(7.6%)			(62,387,731)
NET ASSETS—100.0%			$817,060,955

Notes to the Schedule of Investments:
ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
Reg S
Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.

REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities represent 0.3% of Total Investments.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint
International Fund

Percentage of Portfolio by Industry (unaudited):

COMMON STOCKS
Commercial Banks	7.2%
Oil, Gas & Consumable Fuels	6.9%
Pharmaceuticals	5.3%
Insurance	4.5%
Diversified Telecommunication Services	4.0%
Food & Staples Retailing	3.9%
Food Products	3.7%
Trading Companies & Distributors	3.1%
Real Estate Management & Development	2.8%
Metals & Mining	2.7%
Specialty Retail	2.6%
Wireless Telecommunication Services	2.5%
Chemicals	2.5%
Beverages	2.5%
Automobiles	2.5%
Semiconductors & Semiconductor Equipment	2.2%
Tobacco	2.1%
Health Care Equipment & Supplies	2.1%
Communications Equipment	2.0%
Machinery	2.0%
Software	1.9%
Construction & Engineering	1.8%
Electronic Equipment, Instruments & Components	1.8%
Construction Materials	1.7%
Multi-Utilities	1.7%
Capital Markets	1.5%
Electric Utilities	1.5%
Auto Components	1.3%
Energy Equipment & Services	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Industrial Conglomerates	0.9%
Personal Products	0.9%
Real Estate Investment Trusts (REITs)	0.9%
Road & Rail	0.8%
Media	0.8%
Diversified Financial Services	0.7%
Biotechnology	0.6%
Gas Utilities	0.5%
Hotels, Restaurants & Leisure	0.5%
Multiline Retail	0.5%
Aerospace & Defense	0.5%
Transportation Infrastructure	0.5%
Office Electronics	0.4%
Building Products	0.4%
IT Services	0.4%
Professional Services	0.4%
Household Products	0.4%
Distributors	0.3%
Paper & Forest Products	0.3%
Air Freight & Logistics	0.3%
Computers & Peripherals	0.2%
Airlines	0.2%
Marine	0.2%
Leisure Equipment & Products	0.2%
Containers & Packaging	0.2%
Commercial Services & Supplies	0.1%
Consumer Finance	0.1%
Household Durables	0.1%
Health Care Providers & Services	0.1%
Electrical Equipment	0.1%
Independent Power Producers & Energy Traders	0.0%
94.7%
PREFERRED STOCKS
Health Care Equipment & Supplies	0.5%
Biotechnology	0.0%
0.5%
CONVERTIBLE DEBT OBLIGATIONS
Energy Equipment & Services	0.0%
TOTAL COMMON STOCKS/PREFERRED STOCKS/CONVERTIBLE DEBT OBLIGATIONS	95.2%
CASH EQUIVALENTS
Institutional Money Market Funds	12.4%
12.4%
TOTAL INVESTMENTS	107.6%
Other assets less liabilities	(7.6)%
TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint Diversified
Assets Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—26.9%
Aerospace & Defense—0.2%
General Dynamics Corp.
4.500%	08/15/2010	§	$900,000	$930,545
Airlines—0.1%
Continental Airlines, Inc., Series 2001-1, Class A-2
6.503%	06/15/2011		420,000	390,600
Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)
5.010%	12/01/2009	#	625,000	621,875
Banks—1.0%
Dexia Credit Local (France)
1.262%	09/23/2011	#ˆ	1,200,000	1,196,890
Goldman Sachs Group, Inc. (The) MTN
6.000%	05/01/2014		600,000	626,849
Morgan Stanley
6.000%	05/13/2014		400,000	405,409
Morgan Stanley, Series F MTN
3.006%	05/14/2010	#§	1,700,000	1,695,473
				3,924,621
Beverages—0.6%
Coca-Cola Enterprises, Inc.
1.607%	05/06/2011	#§	2,100,000	2,110,359
Capital Markets—1.3%
Bank of New York Mellon Corp. (The)
4.300%	05/15/2014		740,000	752,749
Bank of New York Mellon Corp. (The), Series G MTN
0.712%	03/23/2012	#§	1,530,000	1,454,077
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	ˆ	1,050,000	1,056,763
1.112%	04/22/2010	§	1,850,000	1,834,793
				5,098,382
Chemicals—0.3%
E.I. du Pont de Nemours & Co.
4.125%	04/30/2010	§	1,000,000	1,021,919
Commercial Banks—1.4%
BNP Paribas MTN (France)
1.648%	06/11/2012	#	1,400,000	1,395,267
US Bancorp
4.200%	05/15/2014		800,000	809,924
US Bancorp, Series P MTN
1.416%	02/04/2010	#§	1,500,000	1,500,791
Wachovia Bank NA, Bank Note
1.806%	05/14/2010	#§	1,500,000	1,500,472
				5,206,454
Communications Equipment—0.2%
Cisco Systems, Inc.
5.250%	02/22/2011	§	750,000	791,140
Computers & Peripherals—0.8%
Hewlett-Packard Co.
4.250%	02/24/2012		729,000	761,360
2.250%	05/27/2011	§	1,250,000	1,254,385
1.050%	09/03/2009	#§	900,000	900,644
				2,916,389
Consumer Finance—1.1%
American General Finance Corp., Series G MTN
5.375%	09/01/2009		$425,000	$412,158
American Honda Finance Corp.
2.951%	06/29/2011	#ˆ	700,000	701,750
Ford Motor Credit Co. LLC
7.375%	10/28/2009		1,000,000	991,504
John Deere Capital Corp. MTN
1.400%	06/10/2011	#	650,000	645,491
1.111%	02/26/2010	#§	1,300,000	1,303,298
LeasePlan Corp. NV (Netherlands)
3.000%	05/07/2012	ˆ	300,000	301,316
				4,355,517
Containers & Packaging—0.1%
Ball Corp.
6.875%	12/15/2012	§	445,000	443,887
Diversified Consumer Services—0.1%
Stanford University
3.625%	05/01/2014		500,000	504,614
Diversified Financial Services—3.4%
BP Capital Markets plc (United Kingdom)
4.875%	03/15/2010	§	900,000	924,932
3.625%	05/08/2014		1,700,000	1,697,321
3.125%	03/10/2012		500,000	510,378
0.824%	03/17/2010	#§	1,200,000	1,203,337
CME Group, Inc.
5.750%	02/15/2014		1,000,000	1,067,497
General Electric Capital Corp.
5.900%	05/13/2014		430,000	439,344
General Electric Capital Corp. MTN
1.177%	01/20/2010	#§	3,500,000	3,480,005
IBM International Group Capital LLC
1.394%	07/29/2009	#§	1,190,000	1,190,813
National Rural Utilities Cooperative Finance Corp.
4.750%	03/01/2014		375,000	386,285
1.372%	07/01/2010	#§	1,580,000	1,580,856
National Rural Utilities Cooperative Finance Corp., Series C MTN
7.250%	03/01/2012		400,000	437,160
				12,917,928
Diversified Telecommunication Services—1.1%
AT&T, Inc.
4.850%	02/15/2014		600,000	622,961
4.125%	09/15/2009	§	1,000,000	1,005,085
Deutsche Telekom International Finance BV (Netherlands)
8.500%	06/15/2010		2,400,000	2,524,572
				4,152,618
Electric Utilities—1.9%
Columbus Southern Power Co., Series C
5.500%	03/01/2013		750,000	775,390
Dominion Resources, Inc., Series D
5.125%	12/15/2009		1,500,000	1,519,174
Duke Energy Carolinas LLC
6.250%	01/15/2012		625,000	672,503
Duke Energy Carolinas LLC, Series D
7.375%	03/01/2010		1,850,000	1,919,096
Pacific Gas & Electric Co.
1.598%	06/10/2010	#§	1,565,000	1,573,166
Southern Co. (The), Series 2008A
1.485%	08/20/2010	#§	900,000	900,277
				7,359,606

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Diversified
Assets Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Food Products—0.4%
General Mills, Inc.
6.000%	02/15/2012		$500,000	$538,624
Kraft Foods, Inc.
4.125%	11/12/2009	§	940,000	949,947
				1,488,571
Health Care Equipment & Supplies—0.1%
Boston Scientific Corp.
6.000%	06/15/2011	§	525,000	526,312
Health Care Providers & Services—0.2%
Express Scripts, Inc.
5.250%	06/15/2012		600,000	620,314
Hotels, Restaurants & Leisure—0.3%
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		750,000	813,900
Mohegan Tribal Gaming Authority
8.000%	04/01/2012		500,000	382,500
				1,196,400
Household Durables—0.9%
Clorox Co.
6.125%	02/01/2011	§	1,000,000	1,043,185
Kimberly-Clark Corp.
1.139%	07/30/2010	#§	2,200,000	2,203,773
				3,246,958
Household Products—0.3%
Procter & Gamble International Funding SCA (Luxembourg)
1.046%	08/19/2009	#§	1,190,000	1,191,098
Independent Power Producers & Energy Traders—0.2%
Orion Power Holdings, Inc.
12.000%	05/01/2010		650,000	676,000
Industrial Conglomerates—0.2%
3M Co., Series E MTN
4.375%	08/15/2013		750,000	798,224
Insurance—0.8%
Allstate Corp. (The)
6.200%	05/16/2014		510,000	535,483
Berkshire Hathaway Finance Corp.
4.125%	01/15/2010	§	1,000,000	1,018,057
4.000%	04/15/2012	ˆ	750,000	775,628
Metropolitan Life Global Funding I
1.358%	06/25/2010	#ˆ	650,000	647,998
				2,977,166
Machinery—0.4%
Honeywell International, Inc.
7.500%	03/01/2010	§	850,000	888,107
Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)
2.420%	08/13/2010	#§	805,000	786,156
				1,674,263
Media—1.6%
Comcast Corp.
1.439%	07/14/2009	#§	1,649,000	1,648,844
COX Communications, Inc.
4.625%	01/15/2010	§	900,000	904,383
Sinclair Television Group, Inc.
8.000%	03/15/2012		$1,500,000	$1,008,750
Time Warner, Inc.
1.150%	11/13/2009	#	2,100,000	2,095,178
Walt Disney Co. (The), Series B MTN
6.375%	03/01/2012		375,000	412,091
				6,069,246
Multiline Retail—0.7%
Target Corp.
1.111%	08/07/2009	#§	2,000,000	2,001,350
Wal-Mart Stores, Inc.
6.875%	08/10/2009	§	750,000	754,884
				2,756,234
Multi-National—1.0%
International Bank for Reconstruction & Development (Supranational)
1.650%	05/18/2011	§	3,760,000	3,777,608
Oil, Gas & Consumable Fuels—1.4%
Chevron Corp.
3.950%	03/03/2014		1,000,000	1,030,655
ConocoPhillips
8.750%	05/25/2010	§	1,800,000	1,921,729
4.750%	02/01/2014		750,000	781,688
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011		550,000	587,233
Kinder Morgan Energy Partners LP
7.125%	03/15/2012		900,000	962,960
				5,284,265
Pharmaceuticals—1.6%
AstraZeneca plc (United Kingdom)
0.948%	09/11/2009	#§	1,100,000	1,100,543
GlaxoSmithKline Capital, Inc.
1.545%	05/13/2010	#§	1,100,000	1,107,918
Novartis Capital Corp.
4.125%	02/10/2014		600,000	618,266
Pfizer, Inc.
4.450%	03/15/2012		750,000	787,429
2.579%	03/15/2011	#§	1,750,000	1,803,859
Wyeth
6.950%	03/15/2011		500,000	541,563
				5,959,578
Road & Rail—0.1%
Canadian National Railway Co. (Canada)
6.375%	10/15/2011	§	500,000	544,934
Software—0.8%
Microsoft Corp.
2.950%	06/01/2014		900,000	894,483
Oracle Corp.
0.966%	05/14/2010	#§	2,200,000	2,200,695
				3,095,178
Specialty Retail—0.1%
GameStop Corp./GameStop, Inc.
8.000%	10/01/2012	§	550,000	556,875
Tobacco—0.4%
Alliance One International, Inc.
11.000%	05/15/2012		1,500,000	1,575,000
Wireless Telecommunication Services—1.6%
Millicom International Cellular SA (Luxembourg)
10.000%	12/01/2013		1,500,000	1,528,125

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Diversified
Assets Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
New Cingular Wireless Services, Inc.
8.125%	05/01/2012		$455,000	$509,734
Sprint Capital Corp.
8.375%	03/15/2012	§	580,000	574,200
Verizon Wireless Capital LLC
5.550%	02/01/2014	ˆ	500,000	531,350
3.750%	05/20/2011	ˆ	300,000	306,280
3.316%	05/20/2011	#ˆ	500,000	514,870
Vodafone Group plc (United Kingdom)
7.750%	02/15/2010	§	1,100,000	1,137,363
4.150%	06/10/2014		1,090,000	1,074,079
				6,176,001
TOTAL CORPORATE OBLIGATIONS
(Cost $103,263,768)				102,936,679

U.S. GOVERNMENT AGENCY OBLIGATIONS—26.2%
Government Backed Corporate (FDIC) Obligations—1.3%
Bank of America NA
1.700%	12/23/2010		2,400,000	2,428,613
General Electric Capital Corp.
1.625%	01/07/2011		1,538,000	1,553,389
JPMorgan Chase & Co.
1.650%	02/23/2011		1,175,000	1,185,491
				5,167,493
U.S. Government Agency Obligations—24.9%
Federal Farm Credit Bank
4.750%	05/07/2010	§	12,500,000	12,953,312
1.449%	01/24/2011	#	3,000,000	3,024,630
Federal Home Loan Bank
5.000%	09/18/2009		4,235,000	4,276,998
3.375%	12/18/2009		6,600,000	6,692,407
0.259%	09/14/2009	#	6,000,000	5,999,850
Federal Home Loan Bank Discount Notes
1.010%	02/12/2010		1,700,000	1,696,532
0.999%	02/04/2010		1,000,000	998,032
0.857%	12/10/2009		4,500,000	4,495,037
0.857%	01/11/2010		10,000,000	9,983,560
0.806%	12/08/2009		2,000,000	1,997,822
0.705%	01/13/2010		3,500,000	3,494,187
0.623%	09/25/2009		1,500,000	1,499,551
Federal Home Loan Mortgage Corp.
1.625%	04/26/2011	§	7,905,000	7,968,754
0.473%	09/25/2009	#	4,000,000	4,003,092
Federal Home Loan Mortgage Corp. Discount Note
0.948%	02/08/2010		3,500,000	3,492,986
Federal National Mortgage Association
2.150%	05/04/2012		3,350,000	3,350,951
1.500%	09/16/2010	§	10,400,000	10,506,600
1.375%	04/28/2011		1,500,000	1,504,557
1.029%	07/13/2010	#	5,000,000	5,005,725
Federal National Mortgage Association Discount Note
0.806%	11/16/2009		2,400,000	2,398,114
				95,342,697
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $99,943,037)				100,510,190

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—4.0%
U.S. Government Agency Mortgage-Backed Securities—4.0%
Federal Home Loan Mortgage Corp. REMICS
5.500%	07/15/2027	§	$3,264,565	$3,362,552
4.500%	12/15/2022		1,850,425	1,899,632
3.000%	03/15/2030	§	4,389,157	4,373,829
Federal National Mortgage Association REMICS
5.000%	06/25/2019	§	1,995,432	2,083,215
Government National Mortgage Association
6.500%	01/15/2039		1,723,495	1,830,473
4.500%	04/20/2024		1,784,076	1,841,322
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $15,331,577)				15,391,023

U.S. TREASURY OBLIGATIONS—14.5%
U.S. Treasury Bills—7.2%
U.S. Treasury Bill
0.351%	02/11/2010	‡‡	6,150,000	6,136,470
0.280%	12/10/2009		5,000,000	4,993,320
0.190%	09/17/2009		2,000,000	1,999,254
0.171%	08/20/2009		3,000,000	2,999,458
0.167%	08/13/2009		5,700,000	5,699,058
0.160%	09/10/2009	‡‡	5,620,000	5,618,280
				27,445,840
U.S. Treasury Inflation Protected Securities Notes—0.8%
U.S. Treasury Note
2.000%	01/15/2016		2,903,000	3,169,608
U.S. Treasury Notes—6.5%
U.S. Treasury Note
1.375%	04/15/2012		7,800,000	7,773,800
0.875%	02/28/2011		17,000,000	16,993,421
				24,767,221
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $55,398,721)				55,382,669

MUNICIPAL OBLIGATIONS—1.9%
California General Obligation Bonds (California)
5.250%	04/01/2014		700,000	688,156
Citizens Property Insurance Corp. Revenue Bonds (Florida)
5.000%	06/01/2012		1,100,000	1,121,659
Citizens Property Insurance Corp. Revenue Notes, Series 2009 A-2 (Florida)
4.500%	06/01/2010	§	3,500,000	3,546,340
New Jersey Economic Development Authority Revenue Bonds, Series 2004 (New Jersey)
5.000%	06/15/2011		400,000	399,620
New York State Urban Development Corp. Revenue Bonds, Series A (New York)
5.500%	01/01/2017	#§	1,300,000	1,355,965
TOTAL MUNICIPAL OBLIGATIONS
(Cost $7,104,747)				7,111,740

SOVEREIGN DEBT OBLIGATIONS—1.2%
Government Issued—1.2%
Brazilian Government International Bond (Brazil)
10.250%	06/17/2013		510,000	623,730

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Diversified
Assets Fund

Coupon Rate	Maturity Date		Face	Value
SOVEREIGN DEBT OBLIGATIONS—(Continued)
Colombia Government International Bond (Colombia)
10.000%	01/23/2012		$1,070,000	$1,241,200
Mexico Government International Bond, Series A MTN (Mexico)
6.375%	01/16/2013		1,060,000	1,150,100
Panama Government International Bond (Panama)
9.375%	07/23/2012		450,000	510,750
Republic of South Africa (South Africa)
7.375%	04/25/2012		1,060,000	1,140,825
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $4,610,046)				4,666,605

ASSET BACKED SECURITIES—13.0%
Automobile—4.5%
Bank of America Auto Trust
Series 2008-1A, Class A2B
1.615%	06/20/2011	#ˆ	1,414,743	1,415,192
BMW Vehicle Lease Trust
Series 2009-1, Class A1
0.792%	06/15/2010	§	1,890,000	1,891,044
BMW Vehicle Lease Trust
Series 2009-1, Class A2
2.040%	04/15/2011	§	3,600,000	3,609,975
Capital Auto Receivables Asset Trust
Series 2007-SN1, Class A3B
0.379%	07/15/2010	#§	898,392	884,184
Carmax Auto Owner Trust
Series 2009-1, Class A1
1.664%	05/07/2010	§	511,530	512,277
Ford Credit Auto Lease Trust
Series 2009-A, Class A2
2.600%	05/15/2011	ˆ	830,000	832,075
Ford Credit Auto Lease Trust
Series 2009-A, Class A1
1.237%	06/15/2010	ˆ	600,000	594,656
Honda Auto Receivables Owner Trust
Series 2009-2, Class A1
1.318%	05/17/2010	§	789,681	791,080
Huntington Auto Trust
Series 2008-1A, Class A2B
1.319%	11/15/2010	#ˆ	745,998	747,134
Nissan Auto Lease Trust
Series 2009-A, Class A1
1.043%	06/15/2010	§	1,100,000	1,101,278
Nissan Auto Lease Trust
Series 2009-A, Class A2
2.010%	04/15/2011		940,000	942,308
Volkswagen Auto Lease Trust
Series 2009-A, Class A1
1.452%	05/17/2010	§	1,147,611	1,149,034
Wachovia Auto Loan Owner Trust
Series 2007-1, Class A3A
5.290%	04/20/2012		1,829,070	1,870,182
World Omni Auto Receivables Trust
Series 2009-A, Class A1
1.622%	04/15/2010	§	649,513	650,654
				16,991,073
Credit Card—3.0%
American Express Credit Account Master Trust
Series 2004-5, Class B
0.569%	04/16/2012	#	$1,750,000	$1,742,658
BA Credit Card Trust
Series 2006-A10, Class A10
0.299%	02/15/2012	#§	3,400,000	3,396,862
Bank One Issuance Trust
Series 2004-B1, Class B1
0.639%	03/15/2012	#	2,000,000	1,998,633
Citibank Credit Card Issuance Trust
Series 2006-C4, Class C4
0.538%	01/09/2012	#	2,180,000	2,145,429
GE Capital Credit Card Master Note Trust
Series 2005-3, Class B
0.619%	06/15/2013	#	1,500,000	1,374,287
Household Credit Card Master Note Trust I
Series 2006-1, Class B
0.459%	06/15/2012	#	1,000,000	966,458
				11,624,327
Home Equity—5.0%
Aegis Asset Backed Securities Trust
Series 2005-3, Class A2
0.554%	08/25/2035	#	259,898	252,790
Ameriquest Mortgage Securities, Inc.
Series 2005-R7, Class A2C
0.574%	09/25/2035	#	479,678	437,849
Ameriquest Mortgage Securities, Inc.
Series 2003-AR3, Class M2
3.389%	10/25/2033	#	1,170,388	1,000,193
Argent Securities, Inc.
Series 2005-W2, Class A2B1
0.514%	10/25/2035	#	1,538,629	1,274,616
Argent Securities, Inc.
Series 2006-W3, Class A2B
0.434%	04/25/2036	#	434,806	416,601
Bear Stearns Asset Backed Securities Trust
Series 2006-HE6, Class 1A1
0.344%	07/25/2036	#	291,360	288,032
Countrywide Asset-Backed Certificates
Series 2005-12, Class 2A3
5.069%	02/25/2036	#	1,022,066	919,245
Countrywide Asset-Backed Certificates
Series 2005-11, Class 3AV2
0.604%	02/25/2036	#	1,030,307	935,035
Countrywide Asset-Backed Certificates
Series 2004-AB1, Class 2A3
0.834%	02/25/2035	#	929,422	830,060
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF8, Class A2C
0.584%	09/25/2035	#	194,194	191,338
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF6, Class A2B
0.534%	05/25/2036	#	242,788	236,471
Lehman XS Trust
Series 2005-8, Class 2A1A
0.514%	12/25/2035	#	1,074,841	1,008,499
Long Beach Mortgage Loan Trust
Series 2005-WL2, Class 3A1
0.494%	08/25/2035	#	242,154	235,394
Mastr Asset Backed Securities Trust
Series 2006-WMC1, Class A2
0.424%	02/25/2036	#	303,728	296,289
Option One Mortgage Loan Trust
Series 2006-1, Class 2A2
0.444%	01/25/2036	#	345,278	331,362

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Diversified
Assets Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Option One Mortgage Loan Trust
Series 2005-4, Class A3
0.574%	11/25/2035	#	$1,517,312	$1,139,060
Park Place Securities, Inc.
Series 2004-WHQ2, Class A3E
0.734%	02/25/2035	#	1,219,473	1,047,565
Residential Asset Mortgage Products, Inc.
Series 2005-RS2, Class AII3
0.664%	02/25/2035	#	786,622	668,703
Residential Asset Securities Corp.
Series 2005-KS5, Class M1
0.724%	06/25/2035	#	777,526	754,001
Saxon Asset Securities Trust
Series 2005-4, Class A2C
0.564%	11/25/2037	#	1,412,689	1,297,700
Soundview Home Equity Loan Trust
Series 2006-OPT4, Class 2A2
0.404%	06/25/2036	#	739,089	709,788
Soundview Home Equity Loan Trust
Series 2006-OPT5, Class 2A2
0.404%	07/25/2036	#	136,807	134,357
Soundview Home Equity Loan Trust
Series 2005-OPT4, Class 2A3
0.574%	12/25/2035	#	2,767,118	2,009,876
Specialty Underwriting & Residential Finance
Series 2006-BC1, Class A2B
0.464%	12/25/2036	#	243,656	238,379
Specialty Underwriting & Residential Finance
Series 2005-BC3, Class A2C
0.684%	06/25/2036	#	971,694	910,867
Structured Asset Investment Loan Trust
Series 2006-BNC3, Class A2
0.354%	09/25/2036	#	401,691	386,088
Structured Asset Investment Loan Trust
Series 2003-BC1, Class A2
0.994%	01/25/2033	#	2,753,105	1,325,685
				19,275,843
Other—0.5%
CNH Equipment Trust
Series 2009-B, Class A1
1.352%	06/04/2010	§	1,768,167	1,770,396
TOTAL ASSET BACKED SECURITIES
(Cost $52,451,529)				49,661,639

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—0.9%
Mortgage Backed—0.9%
HSI Asset Securitization Corp. Trust
Series 2005-NC2, Class 2A3
0.574%	08/25/2035	#	228,652	219,421
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
3.411%	03/25/2044	#§	1,199,032	1,021,555
Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class A13
0.764%	06/25/2034	#§	2,128,682	2,035,536
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $3,340,970)				3,276,512

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—0.5%
Non-U.S. Government Agency Obligations—0.5%
Japan Finance Corp. (Japan)
2.000%	06/24/2011		$500,000	$501,144
Kreditanstalt fuer Wiederaufbau (Germany)
1.875%	03/15/2011	§	1,400,000	1,415,392
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,897,854)				1,916,536

	Contracts	Value
PURCHASED OPTIONS—0.1%
Call - Euro Bund, Expires 08/24/2009, Strike EUR 94.63	5	56,815
Call - U.S. 10 Year Note Futures, Expires 08/21/2009, Strike $104.00	39	478,969
TOTAL PURCHASED OPTIONS
(Cost $417,520)		535,784

	Shares	Value
CASH EQUIVALENTS—11.6%
Institutional Money Market Fund—11.6%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class
(Cost $44,611,823)	44,611,823	44,611,823
TOTAL INVESTMENTS—100.8%
(Cost $388,371,592)		386,001,200
Other assets less liabilities—(0.8%)		(2,971,466)
NET ASSETS—100.0%		$383,029,734

Notes to the Schedule of Investments:
EUR	European Monetary Unit
MTN	Medium Term Note
REMICS	Real Estate Mortgage Investment Conduits
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s.
#	Rate is subject to change. Rate shown reflects current rate.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities represent 2.5% of Total Investments.

‡‡	Security has been pledged as collateral for futures contracts.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—19.5%
Aerospace & Defense—0.2%
Boeing Co. (The)
6.125%	02/15/2033		$100,000	$102,133
5.125%	02/15/2013		250,000	266,084
Lockheed Martin Corp., Series B
6.150%	09/01/2036		250,000	267,773
Northrop Grumman Systems Corp.
7.750%	02/15/2031		250,000	313,742
United Technologies Corp.
6.700%	08/01/2028		150,000	157,663
6.100%	05/15/2012		50,000	53,904
4.875%	05/01/2015		500,000	532,359
				1,693,658
Airlines—0.0%
Continental Airlines, Inc., Series 1998-1, Class 1A
6.648%	09/15/2017		405,750	332,715
Auto Components—0.0%
Johnson Controls, Inc.
5.500%	01/15/2016		250,000	232,125
Automobiles—0.1%
Daimler Finance North America LLC
7.300%	01/15/2012		1,000,000	1,036,138
7.200%	09/01/2009		350,000	351,583
				1,387,721
Banks—1.9%
Bank of America Corp.
7.750%	08/15/2015	†	750,000	746,637
6.800%	03/15/2028		500,000	415,494
5.750%	12/01/2017		1,000,000	891,860
5.420%	03/15/2017		700,000	582,180
Citigroup, Inc.
6.625%	06/15/2032		150,000	123,314
6.125%	11/21/2017	†	750,000	658,604
6.000%	02/21/2012		350,000	346,259
6.000%	08/15/2017	†	600,000	523,865
5.850%	12/11/2034		500,000	389,429
5.625%	08/27/2012		150,000	140,534
5.500%	04/11/2013		1,000,000	938,023
Goldman Sachs Group, Inc. (The)
6.875%	01/15/2011		250,000	264,398
6.600%	01/15/2012		650,000	692,474
6.250%	09/01/2017		1,000,000	990,987
6.150%	04/01/2018		500,000	487,598
6.125%	02/15/2033		700,000	655,290
5.700%	09/01/2012		250,000	261,888
5.450%	11/01/2012		500,000	517,386
5.150%	01/15/2014		500,000	502,331
5.125%	01/15/2015		500,000	492,397
HSBC Holdings plc (United Kingdom)
5.250%	12/12/2012		150,000	155,594
JPMorgan Chase & Co.
6.625%	03/15/2012	†	1,500,000	1,580,108
6.400%	05/15/2038		300,000	301,744
5.750%	01/02/2013	†	750,000	774,065
5.375%	10/01/2012		270,000	282,974
4.750%	03/01/2015		1,000,000	1,008,398
Morgan Stanley
7.250%	04/01/2032		100,000	99,598
6.750%	04/15/2011		1,500,000	1,572,010
Morgan Stanley MTN
5.450%	01/09/2017		$1,000,000	$935,186
Morgan Stanley, Series F MTN
5.950%	12/28/2017		500,000	480,564
Royal Bank of Scotland Group plc (United Kingdom)
5.000%	10/01/2014		750,000	600,212
				18,411,401
Beverages—0.4%
Anheuser-Busch Cos., Inc.
6.800%	01/15/2031		350,000	323,843
Bottling Group LLC
5.500%	04/01/2016		500,000	531,987
Cia de Bebidas das Americas (Brazil)
8.750%	09/15/2013		100,000	114,500
Coca-Cola Enterprises, Inc.
8.500%	02/01/2022		500,000	651,111
Diageo Finance BV (Netherlands)
5.300%	10/28/2015		750,000	785,271
PepsiCo, Inc.
3.750%	03/01/2014		1,000,000	1,021,181
				3,427,893
Biotechnology—0.2%
Amgen, Inc.
6.150%	06/01/2018		1,000,000	1,088,884
5.850%	06/01/2017		250,000	265,698
Genentech, Inc.
5.250%	07/15/2035	†	100,000	93,483
4.750%	07/15/2015		200,000	206,909
4.400%	07/15/2010		100,000	102,904
				1,757,878
Capital Markets—0.9%
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		250,000	263,918
5.700%	11/15/2014		50,000	51,002
Bear Stearns Cos. LLC (The), Series B MTN
6.950%	08/10/2012		500,000	543,807
Boston Properties LP
6.250%	01/15/2013		750,000	747,103
Camden Property Trust
5.000%	06/15/2015	†	200,000	176,752
Credit Suisse USA, Inc.
6.500%	01/15/2012		350,000	377,913
6.125%	11/15/2011		1,000,000	1,071,233
5.500%	08/15/2013	†	150,000	156,482
5.125%	01/15/2014		500,000	509,615
5.125%	08/15/2015		500,000	513,384
ERP Operating LP
5.375%	08/01/2016	†	500,000	460,626
5.200%	04/01/2013		250,000	246,848
HCP, Inc. MTN
6.700%	01/30/2018		500,000	435,024
Jefferies Group, Inc.
6.250%	01/15/2036		350,000	242,080
Lehman Brothers Holdings, Inc.
6.875%	07/17/2037	▲	500,000	50
6.500%	07/19/2017	▲†	500,000	50
Merrill Lynch & Co., Inc.
6.875%	11/15/2018		250,000	231,124
6.220%	09/15/2026		1,000,000	824,217
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018		750,000	695,278
ProLogis
5.625%	11/15/2016		250,000	192,445

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Realty Income Corp.
6.750%	08/15/2019		$350,000	$315,871
Simon Property Group LP
6.350%	08/28/2012		250,000	254,469
Washington Mutual Bank FA
5.650%	08/15/2014	▲	250,000	312
				8,309,603
Chemicals—0.2%
Dow Chemical Co. (The)
7.375%	11/01/2029		250,000	227,774
6.000%	10/01/2012		150,000	151,972
E.I. du Pont de Nemours & Co.
6.875%	10/15/2009		150,000	152,788
4.750%	11/15/2012		500,000	529,768
Monsanto Co.
5.500%	08/15/2025	†	500,000	503,427
Potash Corp. of Saskatchewan, Inc. (Canada)
4.875%	03/01/2013		500,000	514,141
Praxair, Inc.
3.950%	06/01/2013		150,000	152,952
				2,232,822
Commercial Banks—1.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
7.400%	06/15/2011		250,000	257,351
Bank One Corp.
5.900%	11/15/2011		750,000	785,896
Barclays Bank plc (United Kingdom)
5.450%	09/12/2012		1,000,000	1,043,369
BB&T Corp.
5.250%	11/01/2019		500,000	449,712
Capital One Financial Corp.
6.150%	09/01/2016		500,000	443,132
Fifth Third Capital Trust IV
6.500%	04/15/2037	#	1,000,000	609,750
First Union Institutional Capital I
8.040%	12/01/2026		1,000,000	826,412
FleetBoston Financial Corp.
6.875%	01/15/2028		150,000	127,069
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	487,447
National City Corp.
6.875%	05/15/2019		500,000	480,577
Regions Bank
6.450%	06/26/2037		500,000	317,079
Royal Bank of Canada (Canada)
5.650%	07/20/2011		500,000	533,316
Suntrust Banks, Inc.
5.200%	01/17/2017		250,000	218,722
Swiss Bank Corp. of New York
7.375%	06/15/2017		100,000	92,966
7.000%	10/15/2015		100,000	96,485
U.S. Bank NA, Bank Note
4.800%	04/15/2015		250,000	245,911
UBS AG (Switzerland)
5.875%	07/15/2016		1,000,000	866,789
Wachovia Bank NA, Bank Note
4.875%	02/01/2015		1,500,000	1,434,051
Wells Fargo & Co.
5.000%	11/15/2014		750,000	749,560
Wells Fargo Bank NA
5.950%	08/26/2036		500,000	448,868
Wells Fargo Bank NA, Bank Note
6.450%	02/01/2011		$250,000	$261,488
				10,775,950
Commercial Services & Supplies—0.1%
R.R. Donnelley & Sons Co.
4.950%	04/01/2014		550,000	479,264
Waste Management, Inc.
7.000%	07/15/2028		550,000	522,085
				1,001,349
Communications Equipment—0.1%
Cisco Systems, Inc.
5.500%	02/22/2016		500,000	530,432
4.950%	02/15/2019		500,000	500,923
Motorola, Inc.
7.500%	05/15/2025		500,000	383,283
				1,414,638
Computers & Peripherals—0.1%
International Business Machines Corp.
7.000%	10/30/2025		500,000	569,261
4.750%	11/29/2012		250,000	268,275
				837,536
Construction Materials—0.1%
CRH America, Inc.
6.000%	09/30/2016		750,000	668,391
Lafarge SA (France)
6.500%	07/15/2016		750,000	690,551
				1,358,942
Consumer Finance—0.9%
American Express Co.
6.800%	09/01/2066	#	1,000,000	720,933
4.875%	07/15/2013		1,000,000	977,650
Boeing Capital Corp.
6.100%	03/01/2011		500,000	532,793
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	264,612
HSBC Finance Corp.
8.000%	07/15/2010	†	750,000	778,826
7.000%	05/15/2012		1,500,000	1,547,447
6.375%	11/27/2012		1,000,000	1,017,914
International Lease Finance Corp., Series Q MTN
5.450%	03/24/2011		1,000,000	838,677
John Deere Capital Corp.
7.000%	03/15/2012		350,000	384,593
ORIX Corp. (Japan)
5.480%	11/22/2011		250,000	230,602
SLM Corp.
5.450%	04/25/2011		750,000	690,286
SLM Corp., Series A MTN
5.000%	10/01/2013		500,000	404,795
				8,389,128
Diversified Financial Services—1.2%
Associates Corp. of North America
6.950%	11/01/2018		250,000	224,041
AXA Financial, Inc.
7.750%	08/01/2010		100,000	100,300
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		1,000,000	1,074,354
Deutsche Bank AG (Germany)
6.000%	09/01/2017		1,150,000	1,175,009
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015	†	250,000	242,938

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
General Electric Capital Corp.
6.375%	11/15/2067	#	$1,000,000	$668,184
4.800%	05/01/2013	†	1,000,000	1,001,954
General Electric Capital Corp. MTN
5.875%	01/14/2038		600,000	476,266
5.400%	02/15/2017		250,000	242,425
General Electric Capital Corp., Series A MTN
6.750%	03/15/2032		750,000	675,122
6.000%	06/15/2012		1,000,000	1,051,898
5.875%	02/15/2012	†	500,000	522,561
5.625%	09/15/2017	†	750,000	718,942
4.625%	09/15/2009		400,000	402,587
IBM International Group Capital LLC
5.050%	10/22/2012		990,000	1,060,558
National Rural Utilities Cooperative Finance Corp., Series C MTN
7.250%	03/01/2012		500,000	546,451
Santander Central Hispano Issuances Ltd. (Cayman Islands)
7.625%	09/14/2010		350,000	359,316
Western Union Co. (The)
5.400%	11/17/2011		750,000	784,291
				11,327,197
Diversified Telecommunication Services—1.4%
AT&T, Inc.
6.550%	02/15/2039	†	600,000	600,884
6.300%	01/15/2038		250,000	242,346
6.250%	03/15/2011		250,000	265,012
6.150%	09/15/2034		500,000	476,137
5.625%	06/15/2016		150,000	154,585
BellSouth Capital Funding Corp.
7.875%	02/15/2030		900,000	996,919
BellSouth Corp.
6.875%	10/15/2031		350,000	361,601
6.000%	10/15/2011		250,000	267,238
British Telecommunications plc (United Kingdom)
9.125%	12/15/2030		150,000	166,697
8.625%	12/15/2010		1,000,000	1,062,432
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		750,000	880,324
Embarq Corp.
7.082%	06/01/2016		500,000	488,951
France Telecom SA (France)
8.500%	03/01/2031		500,000	643,962
Koninklijke KPN NV (Netherlands)
8.000%	10/01/2010		350,000	367,355
Qwest Corp.
6.500%	06/01/2017		500,000	442,500
Telecom Italia Capital SA (Luxembourg)
6.999%	06/04/2018		500,000	506,660
6.000%	09/30/2034		250,000	211,779
5.250%	11/15/2013		350,000	343,535
4.950%	09/30/2014		500,000	479,201
Telefonica Emisiones SAU (Spain)
6.421%	06/20/2016		500,000	535,357
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	434,519
Verizon Communications, Inc.
6.400%	02/15/2038		500,000	491,078
5.850%	09/15/2035		750,000	699,821
Verizon Global Funding Corp.
7.750%	12/01/2030		500,000	559,923
7.375%	09/01/2012		1,000,000	1,119,512
Verizon Virginia, Inc., Series A
4.625%	03/15/2013		$250,000	$250,759
				13,049,087
Electric Utilities—1.5%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	158,706
Arizona Public Service Co.
6.500%	03/01/2012		150,000	155,148
Columbus Southern Power Co., Series C
5.500%	03/01/2013		150,000	155,078
Commonwealth Edison Co.
5.800%	03/15/2018		100,000	101,724
Consolidated Edison Co. of New York, Inc., Series 2006-C
5.500%	09/15/2016		500,000	524,258
Constellation Energy Group, Inc.
7.600%	04/01/2032		150,000	133,902
7.000%	04/01/2012		500,000	516,870
Consumers Energy Co., Series P
5.500%	08/15/2016		150,000	151,784
DTE Energy Co.
7.050%	06/01/2011		350,000	366,433
Duke Energy Carolinas LLC
6.450%	10/15/2032		500,000	541,976
Duke Energy Ohio, Inc.
5.700%	09/15/2012		150,000	152,683
Exelon Corp.
4.900%	06/15/2015		350,000	326,290
Exelon Generation Co. LLC
6.950%	06/15/2011		500,000	529,717
FirstEnergy Corp., Series B
6.450%	11/15/2011		175,000	182,758
FirstEnergy Corp., Series C
7.375%	11/15/2031		250,000	236,588
Florida Power & Light Co.
5.625%	04/01/2034		50,000	51,259
4.950%	06/01/2035		500,000	466,283
4.850%	02/01/2013		150,000	156,056
FPL Group Capital, Inc.
6.000%	03/01/2019		250,000	269,018
Indiana Michigan Power Co.
7.000%	03/15/2019		500,000	538,340
Jersey Central Power & Light
5.625%	05/01/2016		500,000	492,434
MidAmerican Energy Co.
6.750%	12/30/2031		250,000	283,446
MidAmerican Energy Holdings Co.
6.125%	04/01/2036		500,000	495,849
MidAmerican Energy Holdings Co., Series D
5.000%	02/15/2014		150,000	156,038
National Grid plc (United Kingdom)
6.300%	08/01/2016		250,000	257,211
Nisource Finance Corp.
5.450%	09/15/2020		500,000	421,378
Northern States Power Co., Series B
8.000%	08/28/2012		150,000	172,877
Ohio Power Co., Series K
6.000%	06/01/2016		500,000	509,971
Oncor Electric Delivery Co.
6.375%	05/01/2012		350,000	369,568
Ontario Electricity Financial Corp. (Canada)
7.450%	03/31/2013		350,000	389,752
Pacific Gas & Electric Co.
6.050%	03/01/2034		500,000	520,401
Pepco Holdings, Inc.
6.450%	08/15/2012		150,000	156,193
PPL Capital Funding, Inc., Series A
6.700%	03/30/2067	#	500,000	365,503

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Progress Energy, Inc.
7.750%	03/01/2031		$250,000	$294,539
7.100%	03/01/2011		188,000	200,027
PSEG Power LLC
8.625%	04/15/2031		500,000	590,789
Scottish Power Ltd. (United Kingdom)
5.375%	03/15/2015		500,000	481,670
South Carolina Electric & Gas Co.
5.300%	05/15/2033		150,000	145,294
Southern California Edison Co.
6.650%	04/01/2029	†	500,000	537,964
Southern Power Co., Series D
4.875%	07/15/2015		350,000	338,974
Union Electric Co.
6.400%	06/15/2017		500,000	514,181
Virginia Electric and Power Co.
5.950%	09/15/2017		500,000	537,616
5.400%	04/30/2018		500,000	519,647
Wisconsin Electric Power
5.625%	05/15/2033		250,000	251,191
				14,717,384
Electrical Equipment—0.0%
Emerson Electric Co.
5.000%	12/15/2014		150,000	157,776
Electronic Equipment, Instruments & Components—0.0%
Arrow Electronics, Inc.
6.875%	07/01/2013		250,000	256,629
Energy Equipment & Services—0.1%
Halliburton Co.
7.450%	09/15/2039		600,000	702,200
Transocean Inc. (Cayman Islands)
6.800%	03/15/2038		500,000	536,552
				1,238,752
Food & Staples Retailing—0.2%
CVS Caremark Corp.
6.600%	03/15/2019		500,000	535,215
4.875%	09/15/2014		530,000	538,531
Kroger Co. (The)
7.500%	04/01/2031		200,000	231,180
Safeway, Inc.
7.500%	09/15/2009		800,000	808,155
				2,113,081
Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018		750,000	789,976
Bunge Ltd. Finance Corp.
5.350%	04/15/2014		500,000	487,001
Campbell Soup Co.
4.875%	10/01/2013		250,000	264,068
ConAgra Foods, Inc.
6.750%	09/15/2011	†	11,000	11,769
5.819%	06/15/2017		153,000	154,795
General Mills, Inc.
5.700%	02/15/2017		500,000	527,140
H.J. Heinz Finance Co.
6.625%	07/15/2011		250,000	264,956
Kraft Foods, Inc.
6.875%	02/01/2038		$500,000	$530,600
6.500%	11/01/2031		100,000	99,580
Unilever Capital Corp.
7.125%	11/01/2010		500,000	534,027
				3,663,912
Gas Utilities—0.1%
KeySpan Corp.
7.625%	11/15/2010		350,000	372,113
Sempra Energy
6.150%	06/15/2018		500,000	503,528
				875,641
Health Care Equipment & Supplies—0.2%
Baxter International, Inc.
5.900%	09/01/2016		400,000	431,770
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017		500,000	532,594
Johnson & Johnson
5.950%	08/15/2037		250,000	270,323
4.950%	05/15/2033		200,000	190,962
				1,425,649
Health Care Providers & Services—0.2%
Aetna, Inc.
6.625%	06/15/2036		250,000	227,936
UnitedHealth Group, Inc.
6.000%	02/15/2018	†	500,000	480,653
5.375%	03/15/2016		500,000	470,919
WellPoint, Inc.
6.800%	08/01/2012		150,000	156,658
5.250%	01/15/2016		1,000,000	948,703
				2,284,869
Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp., Series I MTN
5.350%	03/01/2018		500,000	528,500
Household Durables—0.2%
Fortune Brands, Inc.
5.375%	01/15/2016		750,000	688,923
Kimberly-Clark Corp.
6.125%	08/01/2017		500,000	549,308
5.625%	02/15/2012		250,000	266,649
				1,504,880
Household Products—0.0%
Procter & Gamble Co. (The)
5.800%	08/15/2034		250,000	262,405
Industrial Conglomerates—0.1%
3M Co. MTN
5.700%	03/15/2037		250,000	261,353
General Electric Co.
5.000%	02/01/2013		800,000	833,092
				1,094,445
Insurance—0.7%
AEGON Funding Co. LLC
5.750%	12/15/2020		500,000	435,599
Allstate Corp. (The)
5.350%	06/01/2033		500,000	421,499
American International Group, Inc.
5.050%	10/01/2015		750,000	405,050
4.250%	05/15/2013		100,000	57,972

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
American International Group, Inc., Series G MTN
5.850%	01/16/2018		$1,000,000	$529,791
Assurant, Inc.
5.625%	02/15/2014		500,000	446,415
AXA SA (France)
8.600%	12/15/2030		250,000	234,759
Berkshire Hathaway Finance Corp.
5.000%	08/15/2013		1,500,000	1,575,084
Chubb Corp.
6.375%	03/29/2067	#	500,000	400,576
Cincinnati Financial Corp.
6.125%	11/01/2034		500,000	348,538
Hartford Financial Services Group, Inc.
6.100%	10/01/2041		150,000	103,956
ING Capital Funding Trust III, Perpetual Bond
8.439%	12/31/2010	#	150,000	94,527
Lincoln National Corp.
6.150%	04/07/2036		250,000	174,640
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015		250,000	238,486
MetLife, Inc.
5.700%	06/15/2035		250,000	219,046
Progressive Corp. (The)
6.625%	03/01/2029		150,000	136,145
Prudential Financial, Inc., Series D MTN
5.700%	12/14/2036		250,000	188,116
Travelers Property Casualty Corp.
7.750%	04/15/2026		500,000	516,918
				6,527,117
IT Services—0.0%
Computer Sciences Corp.
7.375%	06/15/2011		100,000	106,316
Electronic Data Systems Corp., Series B
6.000%	08/01/2013		150,000	163,896
				270,212
Machinery—0.2%
Caterpillar, Inc.
6.050%	08/15/2036		500,000	478,500
Deere & Co.
6.950%	04/25/2014	†	250,000	283,845
Honeywell International, Inc.
6.125%	11/01/2011		250,000	273,093
Tyco International Finance SA (Luxembourg)
6.375%	10/15/2011		400,000	421,716
				1,457,154
Media—0.9%
British Sky Broadcasting Group plc (United Kingdom)
8.200%	07/15/2009		250,000	250,534
CBS Corp.
7.875%	07/30/2030		250,000	199,544
5.625%	08/15/2012		50,000	49,338
Comcast Corp.
6.450%	03/15/2037		500,000	494,342
6.300%	11/15/2017		1,000,000	1,060,092
5.650%	06/15/2035		500,000	459,427
COX Communications, Inc.
5.500%	10/01/2015		75,000	72,759
5.450%	12/15/2014		300,000	298,152
4.625%	06/01/2013		250,000	246,184
News America Holdings, Inc.
8.000%	10/17/2016		$150,000	$159,836
7.750%	12/01/2045		200,000	182,706
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	501,529
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		500,000	521,248
Time Warner Entertainment Co. LP
8.375%	03/15/2023		500,000	552,468
8.375%	07/15/2033		500,000	561,200
Time Warner, Inc.
6.875%	05/01/2012		150,000	160,565
5.875%	11/15/2016		2,000,000	1,973,924
Viacom, Inc.
6.250%	04/30/2016		500,000	493,254
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032		500,000	583,352
				8,820,454
Metals & Mining—0.5%
Alcoa, Inc.
5.550%	02/01/2017	†	750,000	634,348
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019		1,000,000	1,112,560
4.800%	04/15/2013		150,000	156,107
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	118,867
4.875%	09/15/2012		350,000	336,436
Rio Tinto Finance USA Ltd. (Australia)
5.875%	07/15/2013		1,000,000	1,007,159
Southern Copper Corp.
7.500%	07/27/2035		250,000	226,643
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		100,000	95,200
6.250%	01/23/2017		750,000	758,073
				4,445,393
Multiline Retail—0.3%
Target Corp.
7.000%	07/15/2031		350,000	375,224
6.000%	01/15/2018		500,000	530,999
Wal-Mart Stores, Inc.
7.550%	02/15/2030		250,000	318,390
5.250%	09/01/2035		750,000	717,593
4.550%	05/01/2013		500,000	524,391
4.125%	02/15/2011		250,000	259,551
				2,726,148
Multi-National—1.0%
Asian Development Bank/Pasig (Supranational)
2.750%	05/21/2014		1,000,000	981,838
2.125%	03/15/2012		1,000,000	1,004,902
European Investment Bank (Supranational)
5.125%	09/13/2016		1,000,000	1,071,216
4.625%	03/21/2012		2,000,000	2,137,844
4.625%	05/15/2014		500,000	532,663
4.125%	09/15/2010		500,000	519,029
3.375%	06/12/2013	†	500,000	509,079
Inter-American Development Bank (Supranational)
5.000%	04/05/2011		1,000,000	1,059,490
Inter-American Development Bank MTN (Supranational)
3.500%	03/15/2013		500,000	514,610
International Bank for Reconstruction & Development (Supranational)
7.625%	01/19/2023		250,000	319,673
International Finance Corp. (Supranational)
5.125%	05/02/2011		1,000,000	1,029,799
				9,680,143

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Office Electronics—0.2%
Pitney Bowes, Inc.
5.000%	03/15/2015		$500,000	$519,243
Pitney Bowes, Inc. MTN
4.750%	01/15/2016		200,000	195,308
Xerox Corp.
6.875%	08/15/2011		750,000	776,629
6.350%	05/15/2018		500,000	446,978
				1,938,158
Oil, Gas & Consumable Fuels—1.7%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031		400,000	421,985
Anadarko Petroleum Corp.
8.700%	03/15/2019	†	500,000	561,050
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029		150,000	181,581
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		500,000	472,297
5.450%	10/01/2012		250,000	261,991
CenterPoint Energy Resources Corp., Series B
7.875%	04/01/2013		850,000	907,401
ConocoPhillips Holding Co.
6.950%	04/15/2029		1,250,000	1,350,611
DCP Midstream LLC
7.875%	08/16/2010		350,000	366,227
Devon Financing Corp. ULC (Canada)
6.875%	09/30/2011		750,000	814,994
EnCana Corp. (Canada)
6.300%	11/01/2011		250,000	268,595
Energy Transfer Partners LP
5.950%	02/01/2015		750,000	756,527
Enterprise Products Operating LLC, Series B
6.875%	03/01/2033		150,000	154,249
5.600%	10/15/2014		150,000	154,336
Hess Corp.
7.300%	08/15/2031		250,000	258,776
6.650%	08/15/2011		150,000	159,729
Kinder Morgan Energy Partners LP
7.300%	08/15/2033		500,000	481,606
Marathon Oil Corp.
6.125%	03/15/2012		350,000	370,019
5.900%	03/15/2018		500,000	502,160
Nexen, Inc. (Canada)
6.400%	05/15/2037		500,000	460,649
5.050%	11/20/2013		250,000	252,101
ONEOK Partners LP
6.150%	10/01/2016		500,000	495,750
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018		250,000	287,750
6.125%	10/06/2016	†	500,000	515,000
Petro-Canada (Canada)
5.950%	05/15/2035		250,000	226,007
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019	ˆ	250,000	272,500
Shell International Finance BV (Netherlands)
5.200%	03/22/2017		1,000,000	1,058,067
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	492,376
Tennessee Gas Pipeline Co.
7.000%	10/15/2028		350,000	335,270
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	158,241
TransCanada Pipelines Ltd. (Canada)
5.850%	03/15/2036		$500,000	$484,345
4.000%	06/15/2013		250,000	249,697
Union Pacific Resources Group
7.150%	05/15/2028		350,000	319,496
Valero Energy Corp.
6.125%	06/15/2017		500,000	482,768
4.750%	06/15/2013		500,000	478,917
Williams Cos., Inc.
7.875%	09/01/2021	†	500,000	493,450
XTO Energy, Inc.
5.500%	06/15/2018		300,000	301,144
4.900%	02/01/2014		750,000	759,616
				16,567,278
Paper & Forest Products—0.1%
International Paper Co.
7.950%	06/15/2018		500,000	483,125
Weyerhaeuser Co.
7.375%	03/15/2032		500,000	400,040
6.750%	03/15/2012		100,000	100,097
				983,262
Pharmaceuticals—0.7%
Abbott Laboratories
5.875%	05/15/2016		1,000,000	1,092,170
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		750,000	804,435
Bristol-Myers Squibb Co.
5.875%	11/15/2036		350,000	361,619
5.450%	05/01/2018		500,000	530,678
Eli Lilly & Co.
6.770%	01/01/2036		250,000	274,314
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		1,000,000	1,046,962
4.375%	04/15/2014		500,000	512,752
Merck & Co., Inc.
4.750%	03/01/2015		350,000	366,116
4.375%	02/15/2013		200,000	207,451
Pharmacia Corp.
6.500%	12/01/2018		350,000	389,120
Schering-Plough Corp.
6.750%	12/01/2033		250,000	275,969
Teva Pharmaceutical Finance LLC
6.150%	02/01/2036		250,000	258,731
Wyeth
6.950%	03/15/2011		250,000	270,781
6.500%	02/01/2034		250,000	277,140
5.500%	03/15/2013		100,000	107,000
5.500%	02/01/2014		250,000	267,829
				7,043,067
Road & Rail—0.2%
Burlington Northern Santa Fe Corp.
7.125%	12/15/2010		750,000	793,668
Canadian National Railway Co. (Canada)
4.400%	03/15/2013		585,000	598,312
CSX Corp.
6.750%	03/15/2011		300,000	315,054
Union Pacific Corp.
6.625%	02/01/2029		250,000	258,104
				1,965,138
Software—0.1%
Oracle Corp.
5.250%	01/15/2016		1,000,000	1,047,859

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Specialty Retail—0.1%
Home Depot, Inc.
5.875%	12/16/2036		$250,000	$221,267
5.200%	03/01/2011		750,000	776,642
Lowe’s Cos., Inc.
5.400%	10/15/2016		400,000	421,003
				1,418,912
Thrifts & Mortgage Finance—0.0%
Abbey National plc (United Kingdom)
7.950%	10/26/2029		250,000	222,742
Tobacco—0.3%
Altria Group, Inc.
9.250%	08/06/2019		1,000,000	1,124,800
Philip Morris International, Inc.
5.650%	05/16/2018		1,000,000	1,050,021
Reynolds American, Inc.
7.625%	06/01/2016		750,000	753,244
				2,928,065
Transportation Infrastructure—0.1%
Federal Express Corp.
9.650%	06/15/2012		150,000	168,544
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	329,362
				497,906
Wireless Telecommunication Services—0.4%
Alltel Corp.
7.000%	07/01/2012	†	1,000,000	1,080,809
America Movil SAB de CV (Mexico)
5.500%	03/01/2014		100,000	102,304
AT&T Mobility LLC
6.500%	12/15/2011		250,000	269,858
New Cingular Wireless Services, Inc.
8.750%	03/01/2031		250,000	305,521
7.875%	03/01/2011		750,000	809,165
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		500,000	536,929
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	287,520
5.625%	02/27/2017		500,000	508,620
5.375%	01/30/2015		250,000	255,312
				4,156,038
TOTAL CORPORATE OBLIGATIONS
(Cost $192,666,098)				188,758,612

U.S. GOVERNMENT AGENCY OBLIGATIONS—9.5%
Government Backed Corporate (FDIC) Obligations—1.1%
Bank of America Corp., Series L MTN
3.125%	06/15/2012		2,500,000	2,580,178
Citigroup, Inc.
2.125%	04/30/2012		1,000,000	1,005,074
General Electric Capital Corp.
3.000%	12/09/2011		1,000,000	1,032,253
1.800%	03/11/2011		1,500,000	1,514,149
Goldman Sachs Group, Inc. (The)
3.250%	06/15/2012	†	$1,000,000	$1,035,624
JPMorgan Chase & Co.
3.125%	12/01/2011		1,000,000	1,035,051
Morgan Stanley
1.950%	06/20/2012	†	1,000,000	998,673
Regions Bank MTN
2.750%	12/10/2010	†	1,000,000	1,024,860
				10,225,862
U.S. Government Agency Obligations—8.4%
Federal Farm Credit Bank
3.750%	12/06/2010		2,900,000	3,018,190
3.500%	10/03/2011		800,000	836,058
Federal Home Loan Bank
5.750%	05/15/2012		2,225,000	2,475,528
5.375%	05/18/2016	†	2,000,000	2,225,800
5.250%	06/18/2014		1,000,000	1,104,907
4.875%	09/08/2017		1,250,000	1,314,154
4.750%	12/16/2016		1,000,000	1,071,251
4.625%	02/18/2011	†	3,500,000	3,705,384
4.500%	11/15/2012	†	2,500,000	2,689,452
3.625%	09/16/2011	†	2,600,000	2,724,366
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032	†	1,050,000	1,251,694
6.000%	06/15/2011	†	1,950,000	2,126,709
6.000%	04/16/2037		600,000	609,247
5.500%	07/18/2016		1,000,000	1,121,745
5.000%	01/30/2014		600,000	651,668
4.750%	12/08/2010	†	500,000	527,933
4.500%	04/02/2014		900,000	962,535
4.500%	01/15/2015	†	350,000	376,063
4.375%	07/17/2015	†	1,900,000	2,030,270
4.125%	07/12/2010	†	1,650,000	1,714,715
4.125%	02/24/2011		500,000	524,408
3.750%	06/28/2013	†	3,000,000	3,153,081
2.500%	03/23/2012- 01/07/2014		5,200,000	5,193,465
2.125%	03/23/2012		1,500,000	1,514,562
1.625%	04/26/2011- 08/11/2011		4,000,000	4,011,435
Federal Home Loan Mortgage Corp. MTN
5.050%	01/26/2015		300,000	329,133
Federal National Mortgage Association
6.625%	11/15/2010	†	3,400,000	3,671,092
6.625%	11/15/2030		1,000,000	1,228,569
6.250%	05/15/2029		1,740,000	2,048,954
6.125%	03/15/2012	†	750,000	838,489
6.000%	05/15/2011		3,750,000	4,077,578
5.945%	06/07/2027		300,000	317,675
5.800%	02/09/2026		100,000	103,651
5.700%	10/05/2021		300,000	303,505
5.500%	03/15/2011	†	2,850,000	3,064,807
5.500%	12/14/2022		130,000	130,247
5.375%	11/15/2011	†	3,500,000	3,818,430
5.375%	04/11/2022		880,000	905,862
5.000%	05/11/2017		650,000	707,011
4.875%	12/15/2016		1,000,000	1,082,794
4.625%	10/15/2013	†	900,000	972,572
4.375%	09/15/2012- 03/15/2013	†	3,900,000	4,193,563
3.000%	05/12/2014		1,000,000	995,017
1.500%	05/12/2011- 05/20/2011		2,150,000	2,149,330
0.000%	06/01/2017		1,000,000	702,379
Financing Corp. Fico
8.600%	09/26/2019		500,000	667,530

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—(Continued)
Financing Corp. Fico, Series E
9.650%	11/02/2018		$500,000	$690,977
Tennessee Valley Authority, Series E
6.250%	12/15/2017		1,200,000	1,377,335
				81,311,120
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $88,896,042)				91,536,982

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—38.0%
U.S. Government Agency Mortgage-Backed Securities—38.0%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027- 10/01/2029		467,965	510,691
7.000%	02/01/2016- 09/01/2036		1,275,303	1,380,398
6.500%	08/01/2010- 08/01/2037		4,867,838	5,202,211
6.050%	01/01/2037	#	2,419,133	2,530,433
6.000%	11/01/2016- 06/01/2038		21,287,220	22,310,673
5.885%	01/01/2037	#	578,490	609,035
5.655%	02/01/2037	#	1,541,274	1,605,324
5.500%	02/01/2018- 09/01/2038		32,794,074	34,016,934
5.000%	05/01/2018- 06/01/2038		30,017,711	30,797,580
4.751%	09/01/2035	#	729,835	740,977
4.500%	08/01/2018- 06/01/2039		13,508,286	13,710,974
4.386%	12/01/2035	#	3,959,896	4,103,657
4.000%	05/01/2019- 06/01/2039		3,585,521	3,563,184
Federal Home Loan Mortgage Corp. TBA
6.500%	07/15/2039		1,400,000	1,487,719
5.500%	07/15/2039		300,000	309,703
4.500%	07/15/2039		3,500,000	3,484,688
4.000%	07/15/2024- 07/15/2039		3,500,000	3,421,469
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		39,952	43,561
7.000%	03/01/2030- 04/01/2038		3,965,375	4,319,143
6.500%	02/01/2017- 01/01/2037		11,118,444	11,888,690
6.000%	04/01/2014- 07/01/2038		31,506,439	33,048,795
5.664%	01/01/2037	#	2,310,207	2,429,244
5.621%	03/01/2037	#	5,996,858	6,294,053
5.500%	01/01/2018- 01/01/2039		48,852,257	50,691,247
5.448%	02/01/2037	#	290,477	304,143
5.397%	12/01/2036	#	2,287,619	2,377,577
5.000%	03/01/2018- 10/01/2038		36,568,399	37,553,905
4.856%	10/01/2035	#	1,465,748	1,515,043
4.772%	05/01/2035	#	1,475,889	1,533,767
4.677%	05/01/2035	#	414,540	429,397
4.500%	03/01/2018- 05/01/2039		$18,834,980	$19,080,956
4.000%	07/01/2018- 05/01/2039		6,684,257	6,630,739
Federal National Mortgage Association TBA
6.000%	07/25/2024- 07/25/2039		3,100,000	3,253,422
5.500%	07/25/2037		3,600,000	3,716,438
5.000%	07/25/2038		3,000,000	3,054,843
4.500%	07/25/2039		1,600,000	1,597,000
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		617,019	675,704
7.000%	09/15/2037		177,483	190,605
6.500%	03/15/2026- 01/15/2039		4,041,453	4,311,150
6.000%	02/15/2033- 05/15/2038		11,143,968	11,644,052
5.500%	03/15/2033- 10/15/2038		14,219,088	14,731,780
5.000%	05/15/2033- 06/15/2039		8,776,419	8,979,905
4.500%	07/15/2038- 06/15/2039		4,076,634	4,079,022
Government National Mortgage Association TBA
6.000%	07/15/2039		1,800,000	1,875,094
4.500%	07/15/2038		2,000,000	1,996,876
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $357,142,557)				368,031,801

U.S. TREASURY OBLIGATIONS—25.3%
U.S. Treasury Bonds—5.2%
U.S. Treasury Bond
11.750%	11/15/2014		500,000	520,665
11.250%	02/15/2015	†	2,300,000	3,315,774
9.875%	11/15/2015	†	2,550,000	3,563,227
9.125%	05/15/2018	†	1,060,000	1,518,699
8.750%	05/15/2017		1,250,000	1,712,110
8.500%	02/15/2020		2,500,000	3,516,408
8.125%	08/15/2019- 05/15/2021		4,040,000	5,564,124
8.000%	11/15/2021	†	920,000	1,269,600
7.875%	02/15/2021		600,000	814,781
7.625%	02/15/2025		674,000	939,388
7.500%	11/15/2024		775,000	1,065,988
7.250%	08/15/2022	†	1,500,000	1,971,095
7.125%	02/15/2023		325,000	424,785
6.500%	11/15/2026	†	1,550,000	1,972,860
6.250%	05/15/2030		410,000	519,932
6.125%	08/15/2029		1,000,000	1,245,626
6.000%	02/15/2026		2,600,000	3,136,658
5.375%	02/15/2031	†	1,961,000	2,251,475
5.250%	02/15/2029		1,380,000	1,552,501
5.000%	05/15/2037	†	1,410,000	1,569,508
4.750%	02/15/2037	†	2,750,000	2,947,659
4.500%	02/15/2036		930,000	958,336
4.375%	02/15/2038		3,300,000	3,333,518
4.250%	05/15/2039		4,600,000	4,554,704
				50,239,421
U.S. Treasury Notes—20.1%
U.S. Treasury Note
5.750%	08/15/2010		3,300,000	3,491,040
5.125%	05/15/2016		2,800,000	3,141,253

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
5.000%	02/15/2011		$1,975,000	$2,106,770
5.000%	08/15/2011	†	1,060,000	1,146,789
4.875%	05/31/2011	†	2,130,000	2,283,760
4.875%	02/15/2012- 08/15/2016		7,255,000	7,983,396
4.750%	05/15/2014	†	4,560,000	5,028,827
4.625%	12/31/2011- 02/15/2017		5,090,000	5,532,268
4.625%	10/31/2011- 07/31/2012	†	1,800,000	1,956,587
4.500%	09/30/2011- 02/15/2016		21,725,000	23,422,441
4.500%	02/28/2011	†	7,830,000	8,303,167
4.375%	08/15/2012	†	2,700,000	2,922,753
4.250%	08/15/2014		4,490,000	4,843,592
4.250%	10/15/2010- 08/15/2013	†	13,822,000	14,638,786
4.125%	08/15/2010- 05/15/2015		6,930,000	7,272,689
4.000%	02/15/2014	†	3,500,000	3,746,368
4.000%	02/15/2015		250,000	265,684
3.875%	02/15/2013- 05/15/2018		15,510,000	16,237,732
3.875%	07/15/2010- 09/15/2010	†	16,950,000	17,578,806
3.750%	11/15/2018	†	5,000,000	5,087,915
3.625%	05/15/2013		6,320,000	6,686,857
3.500%	02/15/2018	†	6,165,000	6,197,274
3.125%	08/31/2013	†	4,900,000	5,078,012
2.750%	02/15/2019	†	6,050,000	5,668,082
2.750%	10/31/2013		3,700,000	3,769,667
2.625%	02/29/2016		4,000,000	3,882,816
2.000%	11/30/2013		2,000,000	1,971,252
1.875%	02/28/2014		7,200,000	7,016,062
1.750%	11/15/2011- 01/31/2014		10,600,000	10,498,996
1.500%	12/31/2013		5,000,000	4,817,580
0.875%	12/31/2010		2,000,000	2,003,360
				194,580,581
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $244,697,443)				244,820,002

MUNICIPAL OBLIGATIONS—0.2%
Illinois General Obligation Bonds, Series 2003 (Illinois)
5.100%	06/01/2033		1,100,000	977,790
New Jersey Economic Development Authority Revenue Bonds, Series A (New Jersey)
7.425%	02/15/2029		500,000	544,485
New Jersey State Turnpike Authority Revenue Bonds, Series 2003-B (New Jersey)
4.252%	01/01/2016		25,000	25,014
Oregon General Obligation Bonds, Series 2003 (Oregon)
5.762%	06/01/2023		200,000	204,898
TOTAL MUNICIPAL OBLIGATIONS
(Cost $1,831,462)				1,752,187

SOVEREIGN DEBT OBLIGATIONS—1.5%
Government Issued—1.5%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040		$260,000	$339,560
10.125%	05/15/2027		635,000	882,650
8.875%	04/15/2024		400,000	499,000
7.875%	03/07/2015		455,000	516,880
7.125%	01/20/2037		460,000	501,400
Hydro Quebec, Series IO (Canada)
8.050%	07/07/2024		250,000	303,361
Hydro Quebec, Series JL (Canada)
6.300%	05/11/2011	†	350,000	379,507
Malaysia Government (Malaysia)
7.500%	07/15/2011		250,000	273,641
People’s Republic of China (China)
4.750%	10/29/2013	†	250,000	263,856
Province of British Columbia, Series BCUSD-2 (Canada)
6.500%	01/15/2026		150,000	168,977
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016	†	500,000	518,058
Province of Ontario (Canada)
5.450%	04/27/2016	†	1,000,000	1,068,709
4.500%	02/03/2015		400,000	417,350
Province of Quebec, Series PD (Canada)
7.500%	09/15/2029		600,000	737,758
Province of Quebec, Series PJ (Canada)
6.125%	01/22/2011	†	850,000	908,490
Province of Saskatchewan (Canada)
7.375%	07/15/2013		230,000	262,418
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	96,478
Republic of Chile (Chile)
5.500%	01/15/2013		150,000	163,209
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	184,116
Republic of Italy (Italy)
6.875%	09/27/2023		250,000	281,260
5.375%	06/15/2033		500,000	486,016
4.375%	06/15/2013	†	1,000,000	1,047,592
Republic of Italy, Series DTC (Italy)
6.000%	02/22/2011		550,000	591,344
Republic of South Africa (South Africa)
7.375%	04/25/2012		250,000	269,063
State of Israel (Israel)
5.500%	11/09/2016		600,000	625,877
United Mexican States (Mexico)
8.375%	01/14/2011		500,000	550,000
8.125%	12/30/2019	†	750,000	877,500
United Mexican States MTN (Mexico)
8.300%	08/15/2031		500,000	598,750
United Mexican States, Series A MTN (Mexico)
5.875%	01/15/2014		1,000,000	1,057,500
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $14,837,853)				14,870,320

ASSET BACKED SECURITIES—0.5%
Automobile—0.2%
Capital Auto Receivables Asset Trust Series 2007-3, Class A4
5.210%	03/17/2014		2,000,000	2,051,638
Credit Card—0.3%
Capital One Multi-Asset Execution Trust Series 2008-A5, Class A5
4.850%	02/18/2014		1,450,000	1,508,465

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020	†	$500,000	$515,553
MBNA Credit Card Master Note Trust Series 2005-A6, Class A6
4.500%	01/15/2013		1,200,000	1,233,961
				3,257,979
TOTAL ASSET BACKED SECURITIES
(Cost $5,172,682)				5,309,617

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—3.3%
Mortgage Backed—3.3%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class AM
5.351%	09/10/2047	#	1,000,000	623,287
Banc of America Commercial Mortgage, Inc. Series 2002-2, Class A3
5.118%	07/11/2043		500,000	496,611
Banc of America Commercial Mortgage, Inc. Series 2004-6, Class A5
4.811%	12/10/2042		500,000	427,437
Banc of America Commercial Mortgage, Inc. Series 2005-4, Class A5A
4.933%	07/10/2045		1,185,000	1,018,708
Banc of America Commercial Mortgage, Inc. Series 2007-1, Class A2
5.381%	01/15/2049		1,500,000	1,365,190
Bear Stearns Commercial Mortgage Securities Series 2005-T20, Class A4A
5.299%	10/12/2042	#	921,000	794,414
Citigroup Commercial Mortgage Trust Series 2004-C1, Class A3
5.251%	04/15/2040	#	750,000	701,784
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
5.399%	07/15/2044	#	900,000	800,003
CS First Boston Mortgage Securities Corp. Series 2004-C2, Class A2
5.416%	05/15/2036	#	2,000,000	1,757,693
CS First Boston Mortgage Securities Corp. Series 2005-C5, Class A3
5.100%	08/15/2038	#	2,650,000	2,371,045
CS First Boston Mortgage Securities Corp. Series 2005-C2, Class A4
4.832%	04/15/2037		750,000	649,500
CW Capital Cobalt Ltd. Series 2006-C1, Class A4
5.223%	08/15/2048		750,000	541,690
GE Capital Commercial Mortgage Corp. Series 2001-1, Class A2
6.531%	05/15/2033		1,000,000	1,029,744
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3, Class D
5.044%	12/10/2041	#	250,000	99,954
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4
5.444%	03/10/2039		1,000,000	799,744
GS Mortgage Securities Corp. II Series 2007-GG10, Class A4
5.993%	08/10/2045	#	3,500,000	2,654,780
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP3, Class A4B
4.996%	08/15/2042	#	$1,075,000	$814,281
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CB9, Class A4
5.551%	06/12/2041	#	750,000	649,054
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB17, Class AM
5.464%	12/12/2043		750,000	364,428
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB13, Class AM
5.498%	01/12/2043	#	900,000	566,622
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-ML1A, Class A2
4.767%	03/12/2039		1,000,000	924,924
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20, Class A4
5.794%	02/12/2051	#	500,000	374,914
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A4
4.738%	07/15/2042		935,000	793,596
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class E
4.981%	07/15/2042	#	750,000	265,712
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX, Class AJ
4.951%	01/12/2037	#	1,750,000	976,365
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3
5.430%	02/15/2040		750,000	544,182
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4
5.414%	07/12/2046	#	750,000	566,695
Morgan Stanley Capital I Series 2006-IQ12, Class A2
5.283%	12/15/2043		750,000	716,061
Morgan Stanley Capital I Series 2007-HQ11, Class A4
5.447%	02/12/2044	#	1,500,000	1,150,153
Morgan Stanley Capital I Series 2004-T13, Class A2
3.940%	09/13/2045		404,160	397,801
Morgan Stanley Capital I Series 2007-IQ13, Class AM
5.406%	03/15/2044		1,500,000	706,095
Morgan Stanley Capital I Series 2006-HQ9, Class AM
5.773%	07/12/2044	#	1,000,000	510,759
Morgan Stanley Dean Witter Capital I Series 2003-HQ2, Class A1
4.180%	03/12/2035		484,985	470,073
Wachovia Bank Commercial Mortgage Trust Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	701,695
Wachovia Bank Commercial Mortgage Trust Series 2003-C9, Class A4
5.012%	12/15/2035	#	750,000	669,761
Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Class A2
5.500%	10/15/2048		500,000	483,536
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.215%	01/15/2041	#	500,000	440,228
Wachovia Bank Commercial Mortgage Trust
Series 2004-C12, Class A4
5.426%	07/15/2041	#	750,000	672,631
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A3
5.891%	05/15/2043	#	1,000,000	925,955

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class A5
5.342%	12/15/2043		$500,000	$330,262
Wachovia Bank Commercial Mortgage Trust Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	493,020
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class AJ
6.188%	06/15/2045	#	1,000,000	370,600
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $39,678,180)				32,010,987

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—1.1%
Non-U.S. Government Agency Obligations—1.1%
China Development Bank Corp. (China)
5.000%	10/15/2015	†	250,000	258,712
Eksportfinans A/S (Norway)
5.000%	02/14/2012		800,000	849,357
Export-Import Bank of Korea (Korea, Republic of)
5.125%	03/16/2015	†	500,000	467,481
Kreditanstalt fuer Wiederaufbau (Germany)
4.875%	01/17/2017		1,000,000	1,057,998
4.125%	10/15/2014		1,000,000	1,012,025
3.250%	02/15/2011		1,000,000	1,032,452
3.250%	03/15/2013		750,000	764,833
Landwirtschaftliche Rentenbank (Germany)
4.875%	02/14/2011	†	1,000,000	1,049,311
Landwirtschaftliche Rentenbank, Series G13 (Germany)
4.875%	11/16/2015		1,000,000	1,084,709
Oesterreichische Kontrollbank AG (Austria)
4.750%	11/08/2011		1,000,000	1,064,494
2.875%	03/15/2011		1,000,000	1,022,094
Pemex Project Funding Master Trust
9.125%	10/13/2010		80,000	86,504
6.625%	06/15/2035		500,000	452,841
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017		500,000	507,203
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,437,121)				10,710,014

				Shares	Value
CASH EQUIVALENTS—13.9%
Institutional Money Market Funds—12.3%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class				25,870,399	$25,870,400
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			††	48,348,924	48,348,924
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class			††	8,000,000	8,000,000
Invesco AIM Short-Term Investments Trust Liquid Assets Portfolio			††	17,100,000	17,100,000
Invesco AIM Short-Term Investments Trust Prime Assets Portfolio			††	20,000,000	20,000,000
					119,319,324

Coupon Rate	Maturity Date		Face	Value
Medium Term Notes—1.6%
General Electric Capital Corp.
1.122%	10/26/2009	#††	$7,882,406	7,882,406
Toyota Motor Credit Corp.
0.670%	08/05/2009	#††	6,955,898	6,955,898
				14,838,304
TOTAL CASH EQUIVALENTS
(Cost $134,157,628)				134,157,628
TOTAL INVESTMENTS—112.8%
(Cost $1,089,517,066)				1,091,958,150
Other assets less liabilities—(12.8%)				(124,084,355)
NET ASSETS—100.0%				$967,873,795

Notes to the Schedule of Investments:
MTN	Medium Term Note
TBA	Security is subject to delayed delivery.
†	Denotes all or a portion of security on loan.
▲	Security in default.
#	Rate is subject to change. Rate shown reflects current rate.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities represent 0.0% of Total Investments.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—95.8%
Aerospace & Defense—2.7%
Boeing Co. (The)	†	25,494	$1,083,495
General Dynamics Corp.		13,328	738,238
Goodrich Corp.		4,424	221,067
Honeywell International, Inc.		25,851	811,721
ITT Corp.		6,369	283,421
L-3 Communications Holdings, Inc.		4,215	292,437
Lockheed Martin Corp.		11,424	921,346
Northrop Grumman Corp.		11,302	516,275
Precision Castparts Corp.		4,953	361,718
Raytheon Co.		13,795	612,912
Rockwell Collins, Inc.	†	5,595	233,479
United Technologies Corp.		33,046	1,717,070
			7,793,179
Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.		6,044	315,194
Expeditors International of Washington, Inc.	†	7,220	240,715
FedEx Corp.		10,756	598,249
United Parcel Service, Inc., Class B		34,912	1,745,251
			2,899,409
Airlines—0.1%
Southwest Airlines Co.		25,168	169,381
Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)	*	8,817	99,280
Johnson Controls, Inc.	†	21,006	456,250
			555,530
Automobiles—0.3%
Ford Motor Co.	*	111,479	676,677
Harley-Davidson, Inc.		8,160	132,274
			808,951
Beverages—2.5%
Brown-Forman Corp., Class B		3,388	145,616
Coca-Cola Co. (The)		69,725	3,346,103
Coca-Cola Enterprises, Inc.		11,082	184,515
Constellation Brands, Inc., Class A	*†	6,458	81,887
Dr. Pepper Snapple Group, Inc.	*	8,814	186,769
Molson Coors Brewing Co., Class B		5,351	226,508
Pepsi Bottling Group, Inc.		4,806	162,635
PepsiCo, Inc.		54,526	2,996,749
			7,330,782
Biotechnology—1.8%
Amgen, Inc.	*	35,408	1,874,500
Biogen Idec, Inc.	*	10,267	463,555
Celgene Corp.	*	15,853	758,407
Cephalon, Inc.	*†	2,668	151,142
Genzyme Corp.	*†	9,374	521,851
Gilead Sciences, Inc.	*	31,678	1,483,797
			5,253,252
Building Products—0.0%
Masco Corp.	†	11,772	112,776
Capital Markets—2.9%
Ameriprise Financial, Inc.	†	8,735	$211,998
Bank of New York Mellon Corp. (The)		41,688	1,221,875
Charles Schwab Corp. (The)		32,391	568,138
E*Trade Financial Corp.	*†	19,008	24,330
Federated Investors, Inc., Class B	†	2,799	67,428
Franklin Resources, Inc.		5,254	378,341
Goldman Sachs Group, Inc. (The)		17,607	2,595,976
Invesco Ltd.	†	14,501	258,408
Janus Capital Group, Inc.		5,927	67,568
Legg Mason, Inc.	†	5,076	123,753
Morgan Stanley		47,138	1,343,904
Northern Trust Corp.		8,429	452,469
State Street Corp.		17,235	813,492
T. Rowe Price Group, Inc.	†	8,958	373,280
			8,500,960
Chemicals—1.7%
Air Products & Chemicals, Inc.		7,405	478,289
CF Industries Holdings, Inc.		1,744	129,300
Dow Chemical Co. (The)		37,174	599,988
E.I. Du Pont de Nemours & Co.		31,748	813,384
Eastman Chemical Co.	†	2,451	92,893
Ecolab, Inc.		5,661	220,722
International Flavors & Fragrances, Inc.		2,885	94,397
Monsanto Co.		19,222	1,428,964
PPG Industries, Inc.		5,852	256,903
Praxair, Inc.		10,806	767,982
Sigma-Aldrich Corp.	†	4,130	204,683
			5,087,505
Commercial Banks—2.6%
BB&T Corp.		22,555	495,759
Comerica, Inc.		4,863	102,852
Fifth Third Bancorp		25,359	180,049
First Horizon National Corp.	*†	8,030	96,357
Huntington Bancshares, Inc./Ohio	†	18,397	76,899
KeyCorp		24,390	127,804
M&T Bank Corp.	†	2,789	142,044
Marshall & Ilsley Corp.	†	13,123	62,990
PNC Financial Services Group, Inc.		16,014	621,503
Regions Financial Corp.		40,205	162,428
SunTrust Banks, Inc.		15,933	262,098
U.S. Bancorp		66,518	1,192,003
Wells Fargo & Co.		162,525	3,942,856
Zions Bancorporation		3,760	43,466
			7,509,108
Commercial Services & Supplies—0.5%
Avery Dennison Corp.		4,176	107,240
Cintas Corp.		4,626	105,658
Iron Mountain, Inc.	*	6,456	185,610
Pitney Bowes, Inc.		7,101	155,725
R.R. Donnelley & Sons Co.		6,781	78,795
Republic Services, Inc.		11,315	276,199
Stericycle, Inc.	*	2,968	152,941
Waste Management, Inc.		16,996	478,607
			1,540,775

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Communications Equipment—2.6%
Ciena Corp.	*†	4,050	$41,917
Cisco Systems, Inc.	*	201,625	3,758,290
Harris Corp.		4,845	137,404
JDS Uniphase Corp.	*	9,312	53,265
Juniper Networks, Inc.	*	18,468	435,845
Motorola, Inc.		80,341	532,661
QUALCOMM, Inc.		57,799	2,612,515
Tellabs, Inc.	*	12,229	70,072
			7,641,969
Computers & Peripherals—5.2%
Apple, Inc.	*	31,183	4,441,395
Dell, Inc.	*	60,696	833,356
EMC Corp.	*	70,744	926,746
Hewlett-Packard Co.		83,385	3,222,830
International Business Machines Corp.		46,199	4,824,100
Lexmark International, Inc., Class A	*	2,870	45,489
NetApp, Inc.	*	11,394	224,690
QLogic Corp.	*	4,584	58,125
SanDisk Corp.	*	8,140	119,577
Sun Microsystems, Inc.	*	26,577	245,040
Teradata Corp.	*	6,258	146,625
Western Digital Corp.	*	7,772	205,958
			15,293,931
Construction & Engineering—0.2%
Fluor Corp.	†	6,440	330,308
Jacobs Engineering Group, Inc.	*	4,416	185,869
Quanta Services, Inc.	*	6,807	157,446
			673,623
Construction Materials—0.1%
Vulcan Materials Co.	†	4,377	188,649
Consumer Finance—0.6%
American Express Co.		41,151	956,349
Capital One Financial Corp.	†	15,356	335,989
Discover Financial Services		17,349	178,174
SLM Corp.	*	16,076	165,101
			1,635,613
Containers & Packaging—0.2%
Ball Corp.		3,168	143,067
Bemis Co., Inc.		3,365	84,798
Owens-Illinois, Inc.	*	6,009	168,312
Pactiv Corp.	*	4,478	97,173
Sealed Air Corp.		5,776	106,567
			599,917
Distributors—0.1%
Genuine Parts Co.		5,435	182,399
Diversified Consumer Services—0.2%
Apollo Group, Inc., Class A	*†	3,816	271,394
DeVry, Inc.		2,111	105,635
H&R Block, Inc.		11,954	205,967
			582,996
Diversified Financial Services—3.6%
Bank of America Corp.		281,777	3,719,456
CIT Group, Inc.	†	14,506	31,188
Citigroup, Inc.	†	189,163	561,814
CME Group, Inc.	†	2,334	$726,131
IntercontinentalExchange, Inc.	*	2,464	281,487
JPMorgan Chase & Co.		136,037	4,640,222
Leucadia National Corp.	*	6,542	137,971
Moody’s Corp.	†	6,750	177,863
NASDAQ OMX Group, Inc. (The)	*	4,996	106,465
NYSE Euronext		8,929	243,315
			10,625,912
Diversified Telecommunication Services—3.0%
AT&T, Inc.		206,324	5,125,088
CenturyTel, Inc.	†	3,293	101,095
Embarq Corp.		4,901	206,136
Frontier Communications Corp.	†	10,409	74,320
Qwest Communications International, Inc.	†	49,218	204,255
Verizon Communications, Inc.		99,517	3,058,157
Windstream Corp.		16,029	134,003
			8,903,054
Electric Utilities—2.2%
Allegheny Energy, Inc.		5,689	145,923
American Electric Power Co., Inc.		16,627	480,354
Duke Energy Corp.		44,217	645,126
Edison International		11,550	363,363
Entergy Corp.	†	6,835	529,849
Exelon Corp.		23,121	1,184,027
FirstEnergy Corp.	†	10,548	408,735
FPL Group, Inc.		14,390	818,215
Northeast Utilities	†	5,734	127,926
Pepco Holdings, Inc.		7,419	99,711
Pinnacle West Capital Corp.	†	3,328	100,339
PPL Corp.		13,275	437,544
Progress Energy, Inc.		9,584	362,563
Southern Co.		27,362	852,600
			6,556,275
Electrical Equipment—0.4%
Cooper Industries Ltd., Class A		5,710	177,295
Emerson Electric Co.		26,549	860,188
Rockwell Automation, Inc.	†	5,106	164,005
			1,201,488
Electronic Equipment, Instruments & Components—0.5%
Agilent Technologies, Inc.	*	11,849	240,653
Amphenol Corp., Class A		6,088	192,624
Corning, Inc.		54,697	878,434
FLIR Systems, Inc.	*	5,021	113,274
Jabil Circuit, Inc.		8,649	64,176
Molex, Inc.		5,255	81,715
			1,570,876
Energy Equipment & Services—1.7%
Baker Hughes, Inc.		10,755	391,912
BJ Services Co.	†	10,220	139,299
Cameron International Corp.	*†	7,574	214,344
Diamond Offshore Drilling, Inc.	†	2,484	206,296
ENSCO International, Inc.		5,078	177,070
FMC Technologies, Inc.	*	4,308	161,895
Halliburton Co.		30,997	641,638
Nabors Industries Ltd. (Bermuda)	*†	10,155	158,215

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
National Oilwell Varco, Inc.	*	14,723	$480,853
Rowan Cos., Inc.		4,160	80,371
Schlumberger Ltd.		41,910	2,267,750
Smith International, Inc.		7,823	201,442
			5,121,085
Food & Staples Retailing—2.9%
Costco Wholesale Corp.		14,943	682,895
CVS Caremark Corp.		51,070	1,627,601
Kroger Co. (The)		22,558	497,404
Safeway, Inc.		14,944	304,409
SUPERVALU, Inc.		7,553	97,811
Sysco Corp.		20,816	467,944
Walgreen Co.		34,672	1,019,357
Wal-Mart Stores, Inc.		77,970	3,776,867
Whole Foods Market, Inc.	†	5,244	99,531
			8,573,819
Food Products—1.7%
Archer-Daniels-Midland Co.		22,161	593,250
Campbell Soup Co.	†	6,910	203,292
ConAgra Foods, Inc.		15,634	297,984
Dean Foods Co.	*	6,452	123,814
General Mills, Inc.		11,557	647,423
H.J. Heinz Co.		11,141	397,734
Hershey Co. (The)	†	5,549	199,764
Hormel Foods Corp.		2,325	80,306
J.M. Smucker Co. (The)		4,079	198,484
Kellogg Co.		8,929	415,824
Kraft Foods, Inc., Class A		51,583	1,307,113
McCormick & Co., Inc.		4,418	143,718
Sara Lee Corp.		24,469	238,817
Tyson Foods, Inc., Class A		10,902	137,474
			4,984,997
Gas Utilities—0.1%
EQT Corp.		4,706	164,286
Nicor, Inc.		1,395	48,295
Questar Corp.		5,848	181,639
			394,220
Health Care Equipment & Supplies—2.0%
Baxter International, Inc.		21,156	1,120,422
Becton Dickinson and Co.	†	8,456	602,997
Boston Scientific Corp.	*	53,067	538,099
C.R. Bard, Inc.	†	3,477	258,863
DENTSPLY International, Inc.	†	5,318	162,305
Hospira, Inc.	*†	5,724	220,489
Intuitive Surgical, Inc.	*†	1,310	214,395
Medtronic, Inc.		39,257	1,369,677
St. Jude Medical, Inc.	*	12,236	502,900
Stryker Corp.		8,443	335,525
Varian Medical Systems, Inc.	*†	4,482	157,497
Zimmer Holdings, Inc.	*	7,769	330,959
			5,814,128
Health Care Providers & Services—2.1%
Aetna, Inc.		15,694	393,135
AmerisourceBergen Corp.		10,252	181,870
Cardinal Health, Inc.		12,471	380,989
CIGNA Corp.		9,619	231,722
Coventry Health Care, Inc.	*	4,800	89,808
DaVita, Inc.	*†	3,513	173,753
Express Scripts, Inc.	*	9,546	656,288
Humana, Inc.	*	6,075	195,979
Laboratory Corp. of America Holdings	*	3,800	$257,602
McKesson Corp.		9,692	426,448
Medco Health Solutions, Inc.	*	16,872	769,532
Patterson Cos., Inc.	*†	2,852	61,888
Quest Diagnostics, Inc.		5,216	294,339
Tenet Healthcare Corp.	*	14,819	41,790
UnitedHealth Group, Inc.		41,610	1,039,418
WellPoint, Inc.	*	16,960	863,094
			6,057,655
Health Care Technology—0.0%
IMS Health, Inc.		6,032	76,606
Hotels, Restaurants & Leisure—1.5%
Carnival Corp.		15,164	390,776
Darden Restaurants, Inc.		4,663	153,786
International Game Technology		10,630	169,017
Marriott International, Inc., Class A	†	10,522	232,213
McDonald’s Corp.		38,563	2,216,987
Starbucks Corp.	*†	24,975	346,903
Starwood Hotels & Resorts Worldwide, Inc.		6,578	146,032
Wyndham Worldwide Corp.		6,076	73,641
Wynn Resorts Ltd.	*†	2,210	78,013
Yum! Brands, Inc.		16,231	541,141
			4,348,509
Household Durables—0.3%
Black & Decker Corp.		1,913	54,827
Centex Corp.	†	3,736	31,607
D.R. Horton, Inc.		8,784	82,218
Fortune Brands, Inc.		5,108	177,452
Harman International Industries, Inc.	†	2,000	37,600
KB Home	†	2,308	31,573
Leggett & Platt, Inc.		5,276	80,353
Lennar Corp., Class A		4,253	41,212
Newell Rubbermaid, Inc.	†	8,746	91,046
Pulte Homes, Inc.	†	7,777	68,671
Snap-On, Inc.		1,846	53,054
Stanley Works (The)		2,596	87,849
Whirlpool Corp.	†	2,688	114,401
			951,863
Household Products—2.5%
Clorox Co.		4,707	262,792
Colgate-Palmolive Co.		17,604	1,245,307
Kimberly-Clark Corp.		14,274	748,386
Procter & Gamble Co. (The)		101,853	5,204,688
			7,461,173
Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*†	22,610	262,502
Constellation Energy Group, Inc.		6,846	181,967
Dynegy, Inc., Class A	*	14,627	33,203
			477,672
Industrial Conglomerates—2.0%
3M Co.		24,347	1,463,255
General Electric Co.		369,729	4,333,224
Textron, Inc.		9,658	93,296
			5,889,775

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Insurance—2.3%
Aflac, Inc.		16,268	$505,772
Allstate Corp. (The)		18,947	462,307
American International Group, Inc.	†	91,105	105,682
AON Corp.		9,700	367,339
Assurant, Inc.		4,173	100,528
Chubb Corp.		12,442	496,187
Cincinnati Financial Corp.	†	5,643	126,121
Genworth Financial, Inc., Class A		13,920	97,301
Hartford Financial Services Group, Inc.		11,724	139,164
Lincoln National Corp.		10,268	176,712
Loews Corp.		12,596	345,130
Marsh & McLennan Cos., Inc.		17,903	360,387
MBIA, Inc.	*	6,439	27,881
MetLife, Inc.		28,766	863,268
Principal Financial Group, Inc.		10,636	200,382
Progressive Corp. (The)	*	23,557	355,946
Prudential Financial, Inc.		16,079	598,460
Torchmark Corp.	†	2,839	105,156
Travelers Cos., Inc. (The)		20,570	844,193
Unum Group		11,872	188,290
XL Capital Ltd., Class A (Bermuda)		12,158	139,331
			6,605,537
Internet & Catalog Retail—0.4%
Amazon.com, Inc.	*	11,300	945,358
Expedia, Inc.	*	7,960	120,276
			1,065,634
Internet Software & Services—1.8%
Akamai Technologies, Inc.	*†	6,199	118,897
eBay, Inc.	*	37,234	637,818
Google, Inc., Class A	*	8,392	3,537,983
VeriSign, Inc.	*†	6,854	126,662
Yahoo! Inc.	*	48,115	753,481
			5,174,841
IT Services—1.0%
Affiliated Computer Services, Inc., Class A	*	3,413	151,605
Automatic Data Processing, Inc.		17,425	617,542
Cognizant Technology Solutions Corp., Class A	*	10,235	273,274
Computer Sciences Corp.	*	5,327	235,986
Convergys Corp.	*	4,528	42,020
Fidelity National Information Services, Inc.		6,773	135,189
Fiserv, Inc.	*	5,561	254,138
Mastercard, Inc., Class A		2,506	419,279
Paychex, Inc.		11,193	282,064
Total System Services, Inc.		7,089	94,922
Western Union Co. (The)		24,705	405,162
			2,911,181
Leisure Equipment & Products—0.1%
Eastman Kodak Co.	†	8,976	26,569
Hasbro, Inc.	†	4,244	102,874
Mattel, Inc.	†	12,835	206,002
			335,445
Life Sciences Tools & Services—0.4%
Life Technologies Corp.	*	6,115	$255,118
Millipore Corp.	*†	1,827	128,274
PerkinElmer, Inc.		4,019	69,931
Thermo Fisher Scientific, Inc.	*	14,446	588,963
Waters Corp.	*	3,186	163,983
			1,206,269
Machinery—1.4%
Caterpillar, Inc.	†	20,760	685,910
Cummins, Inc.		7,178	252,737
Danaher Corp.	†	8,814	544,176
Deere & Co.		14,892	594,935
Dover Corp.		6,342	209,857
Eaton Corp.	†	5,795	258,515
Flowserve Corp.		2,041	142,482
Illinois Tool Works, Inc.		13,573	506,816
Ingersoll-Rand Co., Ltd., Class A (Bermuda)	*†	1,077	22,509
Manitowoc Co., Inc. (The)	†	3,906	20,546
PACCAR, Inc.	†	12,833	417,201
Pall Corp.		3,958	105,125
Parker Hannifin Corp.		5,726	245,989
			4,006,798
Media—2.5%
CBS Corp., Class B		24,354	168,530
Comcast Corp., Class A		101,093	1,464,837
DIRECTV Group, Inc. (The)	*†	18,713	462,398
Gannett Co., Inc.	†	7,093	25,322
Interpublic Group of Cos., Inc.	*†	16,092	81,265
McGraw-Hill Cos., Inc. (The)		11,007	331,421
Meredith Corp.		1,189	30,379
New York Times Co. (The), Class A	†	4,417	24,338
News Corp., Class A	†	80,918	737,163
Omnicom Group, Inc.	†	10,861	342,990
Scripps Networks Interactive, Inc., Class A		3,006	83,657
Time Warner Cable, Inc.		12,479	395,210
Time Warner, Inc.		42,017	1,058,408
Viacom, Inc., Class B	*	21,413	486,075
Walt Disney Co. (The)	†	65,123	1,519,320
Washington Post Co. (The), Class B		218	76,775
			7,288,088
Metals & Mining—0.9%
AK Steel Holding Corp.		3,429	65,803
Alcoa, Inc.	†	33,640	347,501
Allegheny Technologies, Inc.	†	3,169	110,693
Freeport-McMoRan Copper & Gold, Inc.		14,480	725,593
Newmont Mining Corp.		17,221	703,822
Nucor Corp.	†	10,860	482,510
Titanium Metals Corp.		2,725	25,043
United States Steel Corp.	†	5,007	178,950
			2,639,915
Multiline Retail—0.8%
Big Lots, Inc.	*	3,160	66,455
Family Dollar Stores, Inc.		4,909	138,925
J.C. Penney Co., Inc.		7,892	226,579
Kohl’s Corp.	*	10,534	450,329
Macy’s, Inc.		15,119	177,799
Nordstrom, Inc.	†	5,903	117,411

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sears Holdings Corp.	*†	1,772	$117,873
Target Corp.		26,453	1,044,100
			2,339,471
Multi-Utilities—1.4%
Ameren Corp.		7,543	187,745
Centerpoint Energy, Inc.	†	11,226	124,384
CMS Energy Corp.	†	7,199	86,964
Consolidated Edison, Inc.		9,712	363,423
Dominion Resources, Inc.		20,584	687,917
DTE Energy Co.		5,866	187,712
Integrys Energy Group, Inc.		2,588	77,614
NiSource, Inc.		9,819	114,490
PG&E Corp.		12,642	485,959
Public Service Enterprise Group, Inc.		17,478	570,307
SCANA Corp.		4,401	142,900
Sempra Energy		8,428	418,282
TECO Energy, Inc.		7,055	84,166
Wisconsin Energy Corp.		4,032	164,143
Xcel Energy, Inc.		15,865	292,075
			3,988,081
Office Electronics—0.1%
Xerox Corp.		30,881	200,109
Oil, Gas & Consumable Fuels—10.2%
Anadarko Petroleum Corp.		17,231	782,115
Apache Corp.		11,766	848,917
Cabot Oil & Gas Corp.		3,632	111,284
Chesapeake Energy Corp.		19,860	393,824
Chevron Corp.		70,180	4,649,425
ConocoPhillips		51,881	2,182,115
Consol Energy, Inc.		6,431	218,397
Denbury Resources, Inc.	*	8,279	121,950
Devon Energy Corp.		15,596	849,982
El Paso Corp.		24,079	222,249
EOG Resources, Inc.		8,628	586,014
Exxon Mobil Corp.		170,656	11,930,561
Hess Corp.		9,798	526,642
Marathon Oil Corp.		24,897	750,147
Massey Energy Co.		3,180	62,137
Murphy Oil Corp.		6,645	360,956
Noble Energy, Inc.		6,012	354,528
Occidental Petroleum Corp.		28,411	1,869,728
Peabody Energy Corp.	†	9,363	282,388
Pioneer Natural Resources Co.		3,701	94,375
Range Resources Corp.	†	5,480	226,927
Southwestern Energy Co.	*	11,901	462,354
Spectra Energy Corp.		22,782	385,471
Sunoco, Inc.	†	3,836	88,995
Tesoro Corp.	†	4,285	54,548
Valero Energy Corp.		19,077	322,211
Williams Cos., Inc. (The)		20,306	316,977
XTO Energy, Inc.		20,387	777,560
			29,832,777
Paper & Forest Products—0.2%
International Paper Co.		14,404	217,933
MeadWestvaco Corp.		5,462	89,631
Weyerhaeuser Co.		7,530	229,138
			536,702
Personal Products—0.2%
Avon Products, Inc.		14,852	$382,884
Estee Lauder Cos., Inc. (The), Class A		4,276	139,697
			522,581
Pharmaceuticals—7.1%
Abbott Laboratories		54,162	2,547,780
Allergan, Inc.		10,625	505,538
Bristol-Myers Squibb Co.		69,482	1,411,179
Eli Lilly & Co.		35,509	1,230,032
Forest Laboratories, Inc.	*	10,210	256,373
Johnson & Johnson		96,284	5,468,931
King Pharmaceuticals, Inc.	*†	7,638	73,554
Merck & Co., Inc.		73,908	2,066,468
Mylan, Inc.	*†	10,813	141,110
Pfizer, Inc.		236,260	3,543,900
Schering-Plough Corp.		57,091	1,434,126
Watson Pharmaceuticals, Inc.	*	3,496	117,780
Wyeth		46,678	2,118,714
			20,915,485
Professional Services—0.2%
Dun & Bradstreet Corp.		1,926	156,410
Equifax, Inc.		4,486	117,084
Monster Worldwide, Inc.	*†	4,065	48,008
Robert Half International, Inc.	†	5,293	125,021
			446,523
Real Estate Investment Trusts (REITs)—0.9%
Apartment Investment & Management Co., Class A REIT	†	3,454	30,568
AvalonBay Communities, Inc. REIT		2,891	161,723
Boston Properties, Inc. REIT	†	4,672	222,854
Equity Residential REIT		9,224	205,050
HCP, Inc. REIT		9,728	206,136
Health Care REIT, Inc. REIT	†	4,035	137,593
Host Hotels & Resorts, Inc. REIT	†	21,237	178,178
Kimco Realty Corp. REIT		11,558	116,158
Plum Creek Timber Co., Inc. REIT	†	5,574	165,994
ProLogis REIT		15,475	124,728
Public Storage REIT		4,383	286,999
Simon Property Group, Inc. REIT	†	9,764	502,163
Ventas, Inc. REIT	†	5,666	169,187
Vornado Realty Trust REIT	†	5,500	247,648
			2,754,979
Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*	9,194	86,056
Road & Rail—0.9%
Burlington Northern Santa Fe Corp.		9,605	706,352
CSX Corp.		13,822	478,656
Norfolk Southern Corp.		12,672	477,354
Ryder System, Inc.	†	1,762	49,195
Union Pacific Corp.		17,692	921,045
			2,632,602

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc.	*†	20,413	$78,998
Altera Corp.	†	9,869	160,667
Analog Devices, Inc.		10,244	253,846
Applied Materials, Inc.		45,941	503,973
Broadcom Corp., Class A	*†	15,052	373,139
Intel Corp.		194,838	3,224,569
KLA-Tencor Corp.		5,560	140,390
Linear Technology Corp.	†	7,967	186,029
LSI Corp.	*	24,378	111,164
MEMC Electronic Materials, Inc.	*	7,971	141,964
Microchip Technology, Inc.	†	6,378	143,824
Micron Technology, Inc.	*	27,915	141,250
National Semiconductor Corp.	†	6,093	76,467
Novellus Systems, Inc.	*	3,117	52,054
Nvidia Corp.	*	19,209	216,870
Teradyne, Inc.	*†	6,358	43,616
Texas Instruments, Inc.		44,885	956,050
Xilinx, Inc.	†	9,474	193,838
			6,998,708
Software—4.1%
Adobe Systems, Inc.	*	18,491	523,295
Autodesk, Inc.	*	7,988	151,612
BMC Software, Inc.	*	6,416	216,797
CA, Inc.		13,792	240,395
Citrix Systems, Inc.	*	6,304	201,034
Compuware Corp.	*	9,006	61,781
Electronic Arts, Inc.	*	11,022	239,398
Intuit, Inc.	*	11,193	315,195
McAfee, Inc.	*	5,457	230,231
Microsoft Corp.		267,639	6,361,779
Novell, Inc.	*	11,821	53,549
Oracle Corp.		132,402	2,836,051
Salesforce.com, Inc.	*†	3,782	144,359
Symantec Corp.	*	29,024	451,613
			12,027,089
Specialty Retail—1.8%
Abercrombie & Fitch Co., Class A	†	2,804	71,193
AutoNation, Inc.	*†	4,218	73,182
AutoZone, Inc.	*	1,260	190,399
Bed Bath & Beyond, Inc.	*	9,108	280,071
Best Buy Co., Inc.		11,723	392,603
GameStop Corp., Class A	*	5,362	118,018
Gap, Inc. (The)	†	16,322	267,681
Home Depot, Inc.		59,504	1,406,079
Limited Brands, Inc.		8,888	106,389
Lowe’s Cos., Inc.		51,510	999,809
Office Depot, Inc.	*	8,714	39,736
O’Reilly Automotive, Inc.	*†	4,495	171,170
RadioShack Corp.		3,908	54,556
Sherwin-Williams Co. (The)		3,352	180,170
Staples, Inc.		24,665	497,493
Tiffany & Co.	†	4,567	115,819
TJX Cos., Inc.		14,417	453,559
			5,417,927

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.		11,411	306,728
NIKE, Inc., Class B		13,632	705,865
Polo Ralph Lauren Corp.		1,954	$104,617
V.F. Corp.		2,981	164,998
			1,282,208
Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		18,341	243,752
People’s United Financial, Inc.		11,858	178,344
			422,096
Tobacco—1.6%
Altria Group, Inc.		72,560	1,189,258
Lorillard, Inc.	†	5,842	395,912
Philip Morris International, Inc.		68,604	2,992,507
Reynolds American, Inc.		5,885	227,279
			4,804,956
Trading Companies & Distributors—0.1%
Fastenal Co.	†	4,379	145,252
W.W. Grainger, Inc.		2,215	181,364
			326,616
Wireless Telecommunication Services—0.3%
American Tower Corp., Class A	*	13,733	433,002
MetroPCS Communications, Inc.	*	8,843	117,700
Sprint Nextel Corp.	*†	99,090	476,623
			1,027,325
TOTAL COMMON STOCKS
(Cost $246,595,808)			281,165,811

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.4%
U.S. Treasury Bills—0.4%
U.S. Treasury Bill
0.160%	09/10/2009	‡‡
(Cost $1,249,606)			$1,250,000	1,249,617

		Shares	Value
CASH EQUIVALENTS—9.9%
Institutional Money Market Funds—9.9%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		10,812,108	10,812,108
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	3,158,959	3,158,959
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	5,000,000	5,000,000
Invesco AIM Short-Term Investments Trust Liquid Assets Portfolio	††	5,000,000	5,000,000
Invesco AIM Short-Term Investments Trust Prime Assets Portfolio	††	5,000,000	5,000,000
TOTAL CASH EQUIVALENTS
(Cost $28,971,067)			28,971,067

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

Value
TOTAL INVESTMENTS—106.1%
(Cost $276,816,481)	$311,386,495
Other assets less liabilities—(6.1%)	(18,020,977)
NET ASSETS—100.0%	$293,365,518

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing.
‡‡	Security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—97.1%
Aerospace & Defense—2.3%
AAR Corp.	*†	1,489	$23,898
Alliant Techsystems, Inc.	*	1,550	127,658
American Science & Engineering, Inc.		435	30,067
Applied Signal Technology, Inc.		1,237	31,556
Axsys Technologies, Inc.	*	883	47,364
BE Aerospace, Inc.	*	2,393	34,364
Boeing Co. (The)		26,137	1,110,823
Ceradyne, Inc.	*†	1,867	32,971
Cubic Corp.		1,692	60,557
Curtiss-Wright Corp.	†	2,112	62,790
Esterline Technologies Corp.	*	1,049	28,396
GenCorp, Inc.	*†	1,629	3,111
General Dynamics Corp.		13,610	753,858
Goodrich Corp.		4,882	243,954
HEICO Corp., Class A		878	25,690
Hexcel Corp.	*	4,757	45,334
Honeywell International, Inc.		27,016	848,302
ITT Corp.		6,885	306,383
Kratos Defense & Security Solutions, Inc.	*	2,398	2,134
L-3 Communications Holdings, Inc.		5,024	348,565
Ladish Co., Inc.	*†	900	11,673
Lockheed Martin Corp.		12,021	969,494
Moog, Inc., Class A	*	1,446	37,321
Northrop Grumman Corp.		12,233	558,803
Orbital Sciences Corp.	*†	2,123	32,206
Precision Castparts Corp.		5,136	375,082
Raytheon Co.		15,961	709,147
Rockwell Collins, Inc.		6,041	252,091
Spirit Aerosystems Holdings, Inc., Class A	*	2,103	28,895
Stanley, Inc.	*†	911	29,954
Taser International, Inc.	*	2,292	10,452
Teledyne Technologies, Inc.	*†	1,228	40,217
Triumph Group, Inc.		822	32,880
United Technologies Corp.		35,225	1,830,291
			9,086,281
Air Freight & Logistics—0.7%
Air T, Inc.		1,352	11,100
Atlas Air Worldwide Holdings, Inc.	*	600	13,914
C.H. Robinson Worldwide, Inc.		7,150	372,873
Expeditors International of Washington, Inc.		8,772	292,458
FedEx Corp.		11,491	639,129
Forward Air Corp.	†	1,431	30,509
HUB Group, Inc., Class A	*	2,400	49,536
Pacer International, Inc.	†	1,664	3,711
United Parcel Service, Inc., Class B		26,943	1,346,881
UTi Worldwide, Inc. (Virgin Islands, British)	*	2,208	25,171
			2,785,282
Airlines—0.1%
Airtran Holdings, Inc.	*†	3,168	19,610
Alaska Air Group, Inc.	*†	1,343	24,523
AMR Corp.	*†	6,672	26,821
Continental Airlines, Inc., Class B	*†	2,723	24,126
Delta Air Lines, Inc.	*†	25,505	147,674
ExpressJet Holdings, Inc.	*	263	$363
JetBlue Airways Corp.	*†	6,414	27,388
Mesa Air Group, Inc.	*	847	84
Skywest, Inc.		2,390	24,378
Southwest Airlines Co.		30,863	207,708
UAL Corp.	*†	3,500	11,165
US Airways Group, Inc.	*†	8,660	21,044
			534,884
Auto Components—0.2%
American Axle & Manufacturing Holdings, Inc.		2,113	7,269
Amerigon, Inc.	*	2,107	12,853
ArvinMeritor, Inc.	†	2,791	12,253
BorgWarner, Inc.	†	4,548	155,314
Cooper Tire & Rubber Co.	†	3,066	30,415
Dana Holding Corp.	*	2,450	3,136
Fuel Systems Solutions, Inc.	*†	769	15,526
Gentex Corp.		6,594	76,490
Goodyear Tire & Rubber Co. (The)	*	7,281	81,984
Johnson Controls, Inc.	†	22,551	489,808
Lear Corp.	*†	2,741	1,371
Modine Manufacturing Co.		1,208	5,798
Proliance International, Inc.	*‡	2,239	224
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,809	2,166
Shiloh Industries, Inc.	*	1,441	5,317
Strattec Security Corp.		123	1,697
Superior Industries International, Inc.		1,102	15,538
Tenneco, Inc.	*	1,600	16,960
TRW Automotive Holdings Corp.	*	900	10,170
WABCO Holdings, Inc.		2,354	41,666
			985,955
Automobiles—0.2%
Ford Motor Co.	*	122,116	741,244
Harley-Davidson, Inc.		9,017	146,165
Thor Industries, Inc.		1,221	22,430
Winnebago Industries, Inc.		1,432	10,640
			920,479
Beverages—2.2%
Brown-Forman Corp., Class B		3,046	130,917
Central European Distribution Corp.	*	652	17,324
Coca-Cola Bottling Co. Consolidated		437	24,092
Coca-Cola Co. (The)		83,577	4,010,860
Coca-Cola Enterprises, Inc.		10,775	179,404
Constellation Brands, Inc., Class A	*†	8,096	102,657
Dr. Pepper Snapple Group, Inc.	*	9,896	209,696
Hansen Natural Corp.	*	2,680	82,598
Molson Coors Brewing Co., Class B		5,822	246,445
Pepsi Bottling Group, Inc.		5,177	175,190
PepsiAmericas, Inc.		3,031	81,261
PepsiCo, Inc.		61,725	3,392,406
			8,652,850
Biotechnology—2.0%
Aastrom Biosciences, Inc.	*†	3,289	1,390
Abraxis Bioscience, Inc.	*	439	16,181
Acorda Therapeutics, Inc.	*	539	15,194
Alexion Pharmaceuticals, Inc.	*†	2,216	91,122

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Alkermes, Inc.	*†	3,579	$38,725
Allos Therapeutics, Inc.	*	3,978	32,978
Alnylam Pharmaceuticals, Inc.	*†	2,390	53,225
Altus Pharmaceuticals, Inc.	*	1,600	656
Amgen, Inc.	*	40,141	2,125,064
Amylin Pharmaceuticals, Inc.	*†	3,885	52,447
Anadys Pharmaceuticals, Inc.	*	3,242	6,030
Antigenics, Inc.	*†	1,707	3,585
ARCA Biopharma, Inc.	*	57	182
Arena Pharmaceuticals, Inc.	*	1,439	7,181
Ariad Pharmaceuticals, Inc.	*	1,662	2,643
Arqule, Inc.	*†	864	5,305
Array Biopharma, Inc.	*	4,333	13,606
AVI BioPharma, Inc.	*†	2,400	3,792
Avigen, Inc.	*	1,009	1,332
Biogen Idec, Inc.	*	11,764	531,145
BioMarin Pharmaceutical, Inc.	*†	3,444	53,761
Celera Corp.	*	3,028	23,104
Celgene Corp.	*	17,918	857,197
Cell Genesys, Inc.	*†	1,642	479
Cell Therapeutics, Inc.	*†	34	58
Celldex Therapeutics, Inc.	*†	429	3,355
Cephalon, Inc.	*†	2,347	132,958
Cepheid, Inc.	*	4,930	46,441
Cougar Biotechnology, Inc.	*	1,132	48,631
Cubist Pharmaceuticals, Inc.	*	1,762	32,297
CytRx Corp.	*†	4,200	4,578
Dendreon Corp.	*†	3,874	96,269
Emergent Biosolutions, Inc.	*†	1,319	18,901
Entremed, Inc.	*	1,390	695
Enzon Pharmaceuticals, Inc.	*†	1,765	13,891
EPIX Pharmaceuticals, Inc.	*	640	86
Exact Sciences Corp.	*†	1,250	3,312
Facet Biotech Corp.	*	768	7,135
Genaera Corp.	*	797	56
Genomic Health, Inc.	*	1,284	22,252
Genzyme Corp.	*	10,181	566,776
Geron Corp.	*†	4,719	36,195
Gilead Sciences, Inc.	*	36,208	1,695,983
GTC Biotherapeutics, Inc.	*	398	1,059
GTx, Inc.	*	200	1,846
Halozyme Therapeutics, Inc.	*	6,362	44,343
Hemispherx Biopharma, Inc.	*†	920	2,337
Human Genome Sciences, Inc.	*†	5,277	15,092
Immunogen, Inc.	*†	1,323	11,391
Immunomedics, Inc.	*	2,141	5,438
Incyte Corp. Ltd.	*†	3,102	10,206
InterMune, Inc.	*†	1,586	24,107
Isis Pharmaceuticals, Inc.	*†	2,216	36,564
Keryx Biopharmaceuticals, Inc.	*†	5,221	4,710
Lexicon Pharmaceuticals, Inc.	*†	2,343	2,905
Ligand Pharmaceuticals, Inc., Class B	*	4,898	14,008
MannKind Corp.	*†	4,492	37,328
Martek Biosciences Corp.	*†	1,148	24,280
Maxygen, Inc.	*†	1,231	8,272
Medarex, Inc.	*	8,410	70,223
Medivation, Inc.	*†	1,731	38,792
Momenta Pharmaceuticals, Inc.	*	2,618	31,495
Monogram Biosciences, Inc.	*	402	1,821
Myriad Genetics, Inc.	*	4,124	147,021
Myriad Pharmaceuticals, Inc.	*	1,031	4,794
Nabi Biopharmaceuticals	*	1,995	4,828
Neurobiological Technologies, Inc.	*	448	302
Neurocrine Biosciences, Inc.	*†	1,479	4,777
Novavax, Inc.	*†	1,550	$5,084
NPS Pharmaceuticals, Inc.	*	1,660	7,736
Onyx Pharmaceuticals, Inc.	*	1,214	34,308
Orthologic Corp.	*	1,516	1,076
OSI Pharmaceuticals, Inc.	*	2,729	77,040
Osiris Therapeutics, Inc.	*†	1,402	18,829
PDL BioPharma, Inc.		3,841	30,344
Peregrine Pharmaceuticals, Inc.	*	9,115	7,657
Pharmasset, Inc.	*	1,946	21,892
Poniard Pharmaceuticals, Inc.	*†	396	2,364
Progenics Pharmaceuticals, Inc.	*	793	4,084
Regeneron Pharmaceuticals, Inc.	*	2,632	47,165
Rigel Pharmaceuticals, Inc.	*	1,882	22,810
RXi Pharmaceuticals Corp.	*	209	949
Savient Pharmaceuticals, Inc.	*†	1,389	19,252
Sciclone Pharmaceuticals, Inc.	*†	1,700	4,352
SIGA Technologies, Inc.	*†	4,649	39,238
Targeted Genetics Corp.	*	626	218
Telik, Inc.	*	1,748	1,484
Theravance, Inc.	*†	3,224	47,199
TorreyPines Therapeutics, Inc.	*	347	46
Trimeris, Inc.	†	1,214	2,452
United Therapeutics Corp.	*†	914	76,164
Vanda Pharmaceuticals, Inc.	*†	2,507	29,507
Vertex Pharmaceuticals, Inc.	*	5,029	179,234
Vion Pharmaceuticals, Inc.	*†	450	886
XOMA Ltd.	*†	4,976	4,080
Zymogenetics, Inc.	*	2,343	10,778
			7,910,360
Building Products—0.1%
American Woodmark Corp.		800	19,160
Ameron International Corp.		542	36,336
Apogee Enterprises, Inc.	†	1,250	15,375
Gibraltar Industries, Inc.		1,188	8,162
Griffon Corp.	*	1,288	10,716
Jewett-Cameron Trading Ltd.	*	1,575	8,159
Lennox International, Inc.	†	2,437	78,252
Masco Corp.	†	15,650	149,927
NCI Building Systems, Inc.	*	1,232	3,252
Owens Corning, Inc.	*	1,100	14,058
Quanex Building Products Corp.		1,671	18,749
Simpson Manufacturing Co., Inc.	†	2,084	45,056
Trex Co., Inc.	*†	731	9,773
U.S. Home Systems, Inc.	*	1,291	3,344
Universal Forest Products, Inc.	†	1,121	37,094
USG Corp.	*†	3,348	33,714
			491,127
Capital Markets—2.6%
Affiliated Managers Group, Inc.	*†	1,354	78,789
AllianceBernstein Holding LP		1,100	22,099
Ameriprise Financial, Inc.		9,235	224,133
Bank of New York Mellon Corp. (The)		46,076	1,350,488
BGC Partners, Inc., Class A		7,270	27,553
BlackRock, Inc.		765	134,196
Blackstone Group LP (The)		3,953	41,665
Calamos Asset Management, Inc., Class A		1,800	25,398
Charles Schwab Corp. (The)		36,777	645,069
Deerfield Capital Corp.		342	1,536
Diamond Hill Investment Group, Inc.	*	331	13,300
E*Trade Financial Corp.	*†	14,978	19,172

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Eaton Vance Corp.	†	5,282	$141,294
FCStone Group, Inc.	*	1,722	6,802
Federated Investors, Inc., Class B		3,745	90,217
Franklin Resources, Inc.		6,114	440,269
GAMCO Investors, Inc., Class A	†	558	27,063
GFI Group, Inc.		2,520	16,985
GLG Partners, Inc.	†	9,550	39,060
Goldman Sachs Group, Inc. (The)		16,238	2,394,131
Invesco Ltd.		16,610	295,990
Investment Technology Group, Inc.	*	2,078	42,370
Janus Capital Group, Inc.		6,411	73,085
Jefferies Group, Inc.	*	4,678	99,782
KBW, Inc.	*†	1,604	46,131
Kent Financial Services, Inc.	*	2,200	3,685
Knight Capital Group, Inc., Class A	*	4,630	78,942
LaBranche & Co., Inc.	*	2,588	11,128
Lazard Ltd., Class A (Bermuda)		1,519	40,892
Legg Mason, Inc.	†	5,250	127,995
MF Global Ltd. (Bermuda)	*†	2,928	17,363
Morgan Stanley		46,752	1,332,900
Northern Trust Corp.		8,757	470,076
Och-Ziff Capital Management Group LLC, Class A		1,407	12,536
optionsXpress Holdings, Inc.		1,914	29,724
Piper Jaffray Cos.	*	963	42,054
Raymond James Financial, Inc.	†	3,472	59,753
Safeguard Scientifics, Inc.	*†	4,073	5,376
SEI Investments Co.		5,918	106,761
Siebert Financial Corp.	*	1,469	2,512
State Street Corp.		18,999	896,753
Stifel Financial Corp.	*†	1,588	76,367
SWS Group, Inc.		1,323	18,482
T. Rowe Price Group, Inc.	†	10,332	430,534
TD Ameritrade Holding Corp.	*	9,311	163,315
Teton Advisors, Inc.	*‡	8	3
TradeStation Group, Inc.	*	1,690	14,297
Virtus Investment Partners, Inc.	*	210	3,085
W.P. Carey & Co. LLC		1,592	39,768
Waddell & Reed Financial, Inc., Class A		3,971	104,715
Westwood Holdings Group, Inc.	†	1,027	42,939
			10,428,532
Chemicals—1.9%
A. Schulman, Inc.		1,444	21,819
Air Products & Chemicals, Inc.		8,040	519,304
Airgas, Inc.		3,075	124,630
Albemarle Corp.	†	3,712	94,916
Arch Chemicals, Inc.	†	1,211	29,778
Ashland, Inc.		3,276	91,892
Cabot Corp.		2,693	33,878
Calgon Carbon Corp.	*	3,184	44,226
Celanese Corp., Class A		5,993	142,334
CF Industries Holdings, Inc.		2,332	172,894
Cytec Industries, Inc.	†	1,644	30,611
Dow Chemical Co. (The)		41,756	673,942
E.I. Du Pont de Nemours & Co.		35,437	907,896
Eastman Chemical Co.	†	3,211	121,697
Ecolab, Inc.		6,657	259,556
Ferro Corp.	†	1,818	$5,000
FMC Corp.		3,336	157,793
Georgia Gulf Corp.	*	1,268	812
H.B. Fuller Co.		2,570	48,239
Huntsman Corp.		2,600	13,078
International Flavors & Fragrances, Inc.	†	3,885	127,117
Intrepid Potash, Inc.	*†	1,172	32,910
Koppers Holdings, Inc.		1,582	41,717
Kronos Worldwide, Inc.	†	1,131	7,521
Landec Corp.	*	986	6,695
LSB Industries, Inc.	*	1,411	22,816
Lubrizol Corp.		1,819	86,057
Minerals Technologies, Inc.		868	31,265
Monsanto Co.		21,546	1,601,730
Mosaic Co. (The)		5,540	245,422
Nalco Holding Co.		3,074	51,766
NewMarket Corp.		1,200	80,796
NL Industries, Inc.	†	2,111	15,579
Olin Corp.		2,796	33,244
OM Group, Inc.	*	1,147	33,286
Omnova Solutions, Inc.	*	6,478	21,118
Penford Corp.	†	785	4,545
PolyOne Corp.	*	2,862	7,756
PPG Industries, Inc.		5,657	248,342
Praxair, Inc.		12,623	897,117
Quaker Chemical Corp.		483	6,419
RPM International, Inc.		4,832	67,841
Scotts Miracle-Gro Co. (The), Class A	†	1,662	58,253
Sensient Technologies Corp.		2,027	45,749
Sigma-Aldrich Corp.		4,956	245,619
Spartech Corp.		1,451	13,335
Stepan Co.		556	24,553
Terra Industries, Inc.		2,513	60,865
Valhi, Inc.	†	511	3,797
Valspar Corp.		3,724	83,902
W.R. Grace & Co.	*	4,200	51,954
Zep, Inc.	†	936	11,279
			7,764,660
Commercial Banks—2.6%
1st Source Corp.		1,180	20,379
Alliance Bankshares Corp.	*	744	1,786
Amcore Financial, Inc.	†	1,352	1,109
Associated Banc-Corp	†	5,110	63,875
BancFirst Corp.	†	642	22,200
BancorpSouth, Inc.	†	3,611	74,134
BancTrust Financial Group, Inc.	†	1,600	4,800
Bank of Hawaii Corp.	†	1,898	68,005
BB&T Corp.	†	24,493	538,356
BOK Financial Corp.	†	1,765	66,488
Boston Private Financial Holdings, Inc.	†	1,297	5,811
Bryn Mawr Bank Corp.		1,058	19,964
Capital Bank Corp.		1,282	6,090
Capital City Bank Group, Inc.		1,113	18,754
CapitalSource, Inc.		4,975	24,278
Cardinal Financial Corp.		1,142	8,942
Cascade Bancorp	†	2,191	3,089
Cascade Financial Corp.		1,063	2,296
Cathay General Bancorp	†	2,082	19,800
Catskill Litigation Trust	*‡δ	582	—
Central Pacific Financial Corp.	†	929	3,484
Chemical Financial Corp.		1,552	30,900
Citizens Republic Bancorp, Inc.	*†	4,000	2,840
City Bank/Washington	†	1,645	3,882

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
City Holding Co.		250	$7,590
City National Corp./California	†	1,548	57,013
CoBiz Financial, Inc.	†	1,063	6,814
Colonial BancGroup, Inc. (The)	†	5,643	3,499
Comerica, Inc.		5,587	118,165
Commerce Bancshares, Inc./Missouri	†	2,354	74,928
Community Bank System, Inc.	†	1,402	20,413
Community Trust Bancorp, Inc.	†	665	17,789
Cullen/Frost Bankers, Inc.		2,502	115,392
CVB Financial Corp.	†	4,084	24,381
East West Bancorp, Inc.	†	2,200	14,278
Eastern Virginia Bankshares, Inc.	†	700	6,048
Fidelity Southern Corp.		1,399	4,057
Fifth Third Bancorp		18,284	129,816
Financial Institutions, Inc.		749	10,231
First BanCorp. (Puerto Rico)	†	3,246	12,822
First Bancorp/North Carolina	†	643	10,082
First Busey Corp.	†	2,407	17,691
First Citizens BancShares, Inc./North Carolina, Class A		254	33,947
First Commonwealth Financial Corp.		2,619	16,604
First Financial Bancorp		1,895	14,250
First Financial Bankshares, Inc.	†	333	16,770
First Horizon National Corp.	*†	7,969	95,626
First Merchants Corp.		874	7,018
First Midwest Bancorp, Inc./Illinois	†	2,002	14,635
First of Long Island Corp. (The)	†	986	22,816
FirstMerit Corp.		3,924	66,626
FNB Corp./Pennsylvania	†	3,344	20,699
Frontier Financial Corp.	†	2,254	2,727
Fulton Financial Corp.		6,533	34,037
Glacier Bancorp, Inc.	†	1,771	26,158
Guaranty Bancorp	*†	5,300	10,123
Hancock Holding Co.	†	1,041	33,822
Hanmi Financial Corp.	†	3,600	6,300
Harleysville National Corp.		1,599	7,515
Heritage Financial Corp./Washington		332	3,838
Home Bancshares, Inc./Arkansas		1,064	20,259
Huntington Bancshares, Inc./Ohio		13,268	55,460
IBERIABANK Corp.		966	38,070
Independent Bank Corp./Massachusetts	†	874	17,218
Independent Bank Corp./Michigan	†	2,079	2,744
Integra Bank Corp.		848	975
International Bancshares Corp.	†	3,248	33,487
Irwin Financial Corp.	*	1,296	933
KeyCorp		27,431	143,738
M&T Bank Corp.	†	3,305	168,324
Marshall & Ilsley Corp.	†	8,572	41,146
MB Financial, Inc.	†	931	9,487
Merchants Bancshares, Inc.		571	12,671
Midsouth Bancorp, Inc.		522	8,770
MidWestOne Financial Group, Inc.		552	4,311
National Penn Bancshares, Inc.		2,758	12,714
NBT Bancorp, Inc.		1,000	21,710
Northern States Financial Corp.	*	772	$4,115
Old National Bancorp/Indiana	†	3,552	34,881
Pacific Capital Bancorp	†	1,724	3,689
Pacific Premier Bancorp, Inc.	*	976	4,763
PacWest Bancorp		894	11,765
Park National Corp.	†	728	41,117
Peoples Bancorp, Inc./Ohio		814	13,879
Peoples Financial Corp./Mississippi	†	883	16,777
Pinnacle Financial Partners, Inc.	*†	1,818	24,216
PNC Financial Services Group, Inc.		17,217	668,192
Popular, Inc. (Puerto Rico)	†	10,296	22,651
PrivateBancorp, Inc.		1,200	26,688
Prosperity Bancshares, Inc.	†	2,300	68,609
Regions Financial Corp.		41,501	167,664
Republic Bancorp, Inc./Kentucky, Class A	†	1,603	36,212
Royal Bancshares of Pennsylvania, Inc., Class A	*	882	1,649
S&T Bancorp, Inc.	†	955	11,613
Sandy Spring Bancorp, Inc.	†	344	5,057
Santander BanCorp (Puerto Rico)	*	1,280	8,909
Shore Bancshares, Inc.		826	14,818
Signature Bank/New York	*	1,900	51,528
Simmons First National Corp., Class A		911	24,342
South Financial Group, Inc. (The)		2,799	3,331
Sterling Bancorp/New York	†	1,476	12,325
Sterling Bancshares, Inc./Texas		2,422	15,331
Sterling Financial Corp./Washington	†	2,577	7,499
Suffolk Bancorp	†	1,100	28,204
SunTrust Banks, Inc.		18,144	298,469
Superior Bancorp	*	223	582
Susquehanna Bancshares, Inc.	†	2,932	14,337
SVB Financial Group	*†	1,437	39,115
Synovus Financial Corp.		10,920	32,651
TCF Financial Corp.	†	6,104	81,610
Texas Capital Bancshares, Inc.	*	2,821	43,641
Tompkins Financial Corp.	†	665	31,887
TowneBank/Virginia	†	1,406	19,684
Trustmark Corp.		2,435	47,044
U.S. Bancorp		67,433	1,208,399
UCBH Holdings, Inc.	†	3,652	4,602
UMB Financial Corp.	†	1,211	46,030
Umpqua Holdings Corp.	†	1,151	8,932
United Bankshares, Inc.	†	2,134	41,698
United Community Banks, Inc./Georgia	*†	2,256	13,515
Valley National Bancorp	†	5,962	69,755
W Holding Co., Inc. (Puerto Rico)	†	161	2,286
Washington Trust Bancorp, Inc.	†	500	8,915
Webster Financial Corp.	†	2,393	19,264
Wells Fargo & Co.		176,672	4,286,063
WesBanco, Inc.		1,699	24,703
Westamerica Bancorporation	†	1,628	80,765
Western Alliance Bancorp	*	1,400	9,576
Whitney Holding Corp./Louisiana		2,371	21,718
Wilmington Trust Corp.		3,204	43,767
Wintrust Financial Corp.		1,017	16,353
Zions Bancorporation		4,153	48,009
			10,580,993

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Commercial Services & Supplies—0.8%
ABM Industries, Inc.	†	2,291	$41,398
ACCO Brands Corp.	*†	1,319	3,720
APAC Customer Services, Inc.	*†	1,972	10,116
ATC Technology Corp.	*	603	8,743
Avery Dennison Corp.		3,924	100,768
Bowne & Co., Inc.		1,620	10,546
Brink’s Co. (The)		2,084	60,499
Cenveo, Inc.	*†	2,792	11,810
Cintas Corp.		5,365	122,537
Clean Harbors, Inc.	*	1,207	65,166
Comfort Systems USA, Inc.		2,179	22,335
Consolidated Graphics, Inc.	*†	776	13,518
Copart, Inc.	*†	3,582	124,188
Corrections Corp. of America	*	5,700	96,843
Courier Corp.		424	6,470
Covanta Holding Corp.	*	4,185	70,978
Deluxe Corp.	†	2,098	26,875
EnergySolutions, Inc.		4,049	37,251
Ennis, Inc.		695	8,660
G&K Services, Inc., Class A		1,008	21,319
Geo Group, Inc. (The)	*	2,456	45,632
Healthcare Services Group, Inc.	†	3,735	66,782
Herman Miller, Inc.		3,155	48,398
HNI Corp.	†	2,512	45,367
Interface, Inc., Class A		3,357	20,813
Iron Mountain, Inc.	*	7,146	205,447
Kimball International, Inc., Class B		1,500	9,360
Knoll, Inc.	†	2,701	20,474
M&F Worldwide Corp.	*	780	15,600
McGrath Rentcorp		916	17,459
Mine Safety Appliances Co.	†	1,444	34,800
Mobile Mini, Inc.	*†	2,000	29,340
Nashua Corp.	*	1,541	10,325
Perma-Fix Environmental Services, Inc.	*	5,502	13,315
Pitney Bowes, Inc.		9,192	201,581
R.R. Donnelley & Sons Co.		8,887	103,267
Republic Services, Inc.		13,363	326,191
Rollins, Inc.		991	17,154
Standard Register Co. (The)		1,650	5,379
Steelcase, Inc., Class A	†	1,992	11,593
Stericycle, Inc.	*	3,138	161,701
Sykes Enterprises, Inc.	*†	1,423	25,742
Tetra Tech, Inc.	*†	2,114	60,566
TRC Cos., Inc.	*	327	1,308
United Stationers, Inc.	*	1,278	44,577
Viad Corp.		937	16,135
Virco Mfg. Corp.		799	2,797
Waste Connections, Inc.	*	2,362	61,199
Waste Management, Inc.		19,617	552,415
			3,038,457
Communications Equipment—2.5%
3Com Corp.	*	14,501	68,300
ADC Telecommunications, Inc.	*	4,773	37,993
Adtran, Inc.	†	3,197	68,640
Alliance Fiber Optic Products, Inc.	*	4,817	5,202
AltiGen Communications, Inc.	*	4,109	3,020
Anaren, Inc.	*	813	14,374
Arris Group, Inc.	*†	3,613	43,934
Avocent Corp.	*	2,007	28,018
Bel Fuse, Inc., Class A		545	7,652
Black Box Corp.		865	28,952
Blonder Tongue Laboratories, Inc.	*	2,285	$3,210
Blue Coat Systems, Inc.	*†	1,072	17,731
Brocade Communications Systems, Inc.	*	14,008	109,543
Ciena Corp.	*†	5,950	61,583
Cisco Systems, Inc.	*	227,425	4,239,202
CommScope, Inc.	*	2,812	73,843
Comtech Telecommunications Corp.	*	1,350	43,038
Digi International, Inc.	*	1,976	19,266
Ditech Networks, Inc.	*	1,360	1,686
EchoStar Corp., Class A	*†	1,877	29,919
Emcore Corp.	*†	1,219	1,536
EMS Technologies, Inc.	*†	960	20,064
Emulex Corp.	*†	3,408	33,330
EndWave Corp.	*	911	2,332
Extreme Networks, Inc.	*	4,491	8,982
F5 Networks, Inc.	*	2,664	92,148
Finisar Corp.	*	6,855	3,907
Harmonic, Inc.	*	2,820	16,610
Harris Corp.		6,090	172,712
Harris Stratex Networks, Inc., Class A	*	2,182	14,139
Infinera Corp.	*†	4,191	38,264
Integrated Telecom Express, Inc.	*‡δ	1,103	—
InterDigital, Inc.	*	2,803	68,505
Ixia	*†	2,330	15,704
JDS Uniphase Corp.	*	7,444	42,580
Juniper Networks, Inc.	*	21,310	502,916
KVH Industries, Inc.	*	375	2,561
Motorola, Inc.		84,429	559,764
NETGEAR, Inc.	*	1,206	17,379
Network Engines, Inc.	*	1,329	1,090
Numerex Corp., Class A	*	1,800	9,036
Oclaro, Inc.	*	1,816	1,157
Oplink Communications, Inc.	*	758	8,641
Optelecom-NKF, Inc.	*	819	2,989
Optical Cable Corp.	*	240	722
Palm, Inc.	*†	4,574	75,791
Parkervision, Inc.	*†	1,052	3,219
Performance Technologies, Inc.	*	793	2,339
Plantronics, Inc.		1,826	34,530
Polycom, Inc.	*†	4,177	84,668
Powerwave Technologies, Inc.	*	2,434	3,919
QUALCOMM, Inc.		64,422	2,911,874
Riverbed Technology, Inc.	*†	1,849	42,878
SCM Microsystems, Inc.	*	1,494	3,586
SeaChange International, Inc.	*	958	7,693
Sonus Networks, Inc.	*	10,700	17,227
Superior TeleCom, Inc.	*‡δ	2,013	—
Sycamore Networks, Inc.	*†	9,917	31,040
Tekelec	*	2,569	43,236
Tellabs, Inc.	*	19,143	109,689
Tollgrade Communications, Inc.	*	601	3,149
Utstarcom, Inc.	*†	4,555	7,425
Verso Technologies, Inc.	*‡δ	1	—
Viasat, Inc.	*†	1,190	30,512
Westell Technologies, Inc., Class A	*	1,821	1,053
			9,956,002
Computers & Peripherals—4.5%
Adaptec, Inc.	*	3,850	10,202
Apple, Inc.	*	34,969	4,980,635
Avid Technology, Inc.	*	1,448	19,418

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Concurrent Computer Corp.	*	190	$1,085
Cray, Inc.	*	714	5,626
Dataram Corp.	*	1,175	1,727
Dell, Inc.	*	70,097	962,432
Diebold, Inc.		3,079	81,162
Dot Hill Systems Corp.	*	1,396	1,121
Electronics for Imaging, Inc.	*	2,638	28,121
EMC Corp.	*	81,857	1,072,327
Hewlett-Packard Co.		95,033	3,673,025
Hutchinson Technology, Inc.	*†	1,149	2,241
Hypercom Corp.	*†	1,992	2,988
iGO, Inc.	*	674	472
Imation Corp.		1,564	11,902
Intermec, Inc.	*†	2,374	30,625
International Business Machines Corp.		52,040	5,434,017
Lexmark International, Inc., Class A	*	4,019	63,701
NCR Corp.	*	7,848	92,842
NetApp, Inc.	*	14,316	282,311
Novatel Wireless, Inc.	*	1,358	12,249
Overland Storage, Inc.	*	481	226
Presstek, Inc.	*†	945	1,314
QLogic Corp.	*	7,842	99,437
Quantum Corp.	*	6,681	5,545
SanDisk Corp.	*	8,969	131,755
Seagate Technology (Cayman Islands)		20,081	210,047
Silicon Graphics International Corp.	*†	1,843	8,367
STEC, Inc.	*†	1,055	24,465
Stratasys, Inc.	*	1,782	19,584
Sun Microsystems, Inc.	*	33,887	312,438
Synaptics, Inc.	*†	1,586	61,299
Teradata Corp.	*	7,848	183,879
TransAct Technologies, Inc.	*	888	4,422
Western Digital Corp.	*	8,154	216,081
Zoom Technologies, Inc.	*	542	705
			18,049,793
Construction & Engineering—0.4%
Aecom Technology Corp.	*†	3,236	103,552
Dycom Industries, Inc.	*	2,076	22,981
EMCOR Group, Inc.	*	2,908	58,509
Fluor Corp.		6,810	349,285
Furmanite Corp.	*	1,100	4,906
Granite Construction, Inc.	†	1,889	62,866
Insituform Technologies, Inc., Class A	*	1,223	20,754
Jacobs Engineering Group, Inc.	*	4,968	209,103
KBR, Inc.		6,464	119,196
Layne Christensen Co.	*†	510	10,429
MasTec, Inc.	*	2,049	24,014
Quanta Services, Inc.	*	8,861	204,955
Shaw Group, Inc. (The)	*	2,182	59,809
Tutor Perini Corp.	*†	960	16,666
URS Corp.	*	2,934	145,292
			1,412,317
Construction Materials—0.1%
Eagle Materials, Inc.	†	2,083	52,575
Headwaters, Inc.	*†	2,095	7,039
Martin Marietta Materials, Inc.	†	1,737	137,015
Texas Industries, Inc.	†	1,116	34,998
Vulcan Materials Co.		3,605	155,375
			387,002
Consumer Finance—0.5%
Advance America Cash Advance Centers, Inc.		3,279	$14,526
Advanta Corp., Class B	†	1,050	441
American Express Co.		40,021	930,088
AmeriCredit Corp.	*†	6,437	87,221
Capital One Financial Corp.		16,511	361,261
Cash America International, Inc.		685	16,022
CompuCredit Holdings Corp.	*†	83	191
Discover Financial Services		17,027	174,867
Ezcorp, Inc., Class A	*	2,031	21,894
First Marblehead Corp. (The)	*†	2,764	5,583
Nelnet, Inc., Class A	*†	481	6,537
Rewards Network, Inc.	*	1,127	4,260
SLM Corp.	*	20,100	206,427
Student Loan Corp. (The)		207	7,701
World Acceptance Corp.	*†	639	12,723
			1,849,742
Containers & Packaging—0.3%
AEP Industries, Inc.	*	372	9,817
AptarGroup, Inc.	†	3,130	105,700
Ball Corp.		4,676	211,168
Bemis Co., Inc.		4,410	111,132
Crown Holdings, Inc.	*	6,844	165,214
Greif, Inc., Class A	†	852	37,676
Myers Industries, Inc.	†	1,716	14,277
Owens-Illinois, Inc.	*	6,064	169,853
Packaging Corp. of America		4,339	70,292
Pactiv Corp.	*	6,523	141,549
Rock-Tenn Co., Class A		1,450	55,332
Sealed Air Corp.		7,054	130,146
Silgan Holdings, Inc.		454	22,260
Sonoco Products Co.		3,353	80,304
Temple-Inland, Inc.	†	4,506	59,119
			1,383,839
Distributors—0.1%
Audiovox Corp., Class A	*	1,218	7,137
Genuine Parts Co.		5,750	192,970
LKQ Corp.	*	7,000	115,150
			315,257
Diversified Consumer Services—0.4%
American Public Education, Inc.	*†	698	27,648
Apollo Group, Inc., Class A	*	5,517	392,369
Brink’s Home Security Holdings, Inc.	*	2,084	58,998
Career Education Corp.	*	4,167	103,717
Coinstar, Inc.	*†	1,075	28,702
Corinthian Colleges, Inc.	*†	3,624	61,354
DeVry, Inc.	†	2,980	149,119
H&R Block, Inc.		11,402	196,456
Hillenbrand, Inc.		1,576	26,225
ITT Educational Services, Inc.	*†	1,873	188,536
Jackson Hewitt Tax Service, Inc.		1,779	11,137
Learning Tree International, Inc.	*	766	7,890
Matthews International Corp., Class A		1,052	32,738
Pre-Paid Legal Services, Inc.	*	779	33,957
Princeton Review, Inc.	*†	818	4,425
Regis Corp.		1,818	31,651
Service Corp. International		11,775	64,527

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sotheby’s	†	2,623	$37,010
Steiner Leisure Ltd. (Bahamas)	*	1,503	45,887
Stewart Enterprises, Inc., Class A	†	4,115	19,834
Strayer Education, Inc.	†	551	120,179
Universal Technical Institute, Inc.	*†	418	6,241
Weight Watchers International, Inc.	†	1,826	47,056
			1,695,656
Diversified Financial Services—2.9%
Ampal-American Israel Corp., Class A (Israel)	*	1,391	3,394
Bank of America Corp.		300,460	3,966,072
CIT Group, Inc.	†	8,482	18,236
Citigroup, Inc.	†	212,050	629,788
CME Group, Inc.		2,698	839,375
Financial Federal Corp.	†	1,513	31,092
Interactive Brokers Group, Inc., Class A	*	1,570	24,382
IntercontinentalExchange, Inc.	*	2,676	305,706
JPMorgan Chase & Co.		146,790	5,007,007
KKR Financial Holdings LLC		3,941	3,665
Leucadia National Corp.	*	6,084	128,312
Medallion Financial Corp.		958	7,329
Moody’s Corp.		9,284	244,633
MSCI, Inc., Class A	*	3,439	84,049
NASDAQ OMX Group, Inc. (The)	*	5,431	115,735
NYSE Euronext		8,767	238,901
PHH Corp.	*†	2,212	40,214
Pico Holdings, Inc.	*	1,150	33,005
Portfolio Recovery Associates, Inc.	*†	504	19,520
Resource America, Inc., Class A		1,287	6,924
			11,747,339
Diversified Telecommunication Services—2.6%
8x8, Inc.	*†	3,048	1,829
Alaska Communications Systems Group, Inc.	†	2,850	20,862
AT&T, Inc.		233,709	5,805,332
CenturyTel, Inc.	†	4,084	125,379
Cincinnati Bell, Inc.	*	9,266	26,315
Cogent Communications Group, Inc.	*†	2,886	23,521
D&E Communications, Inc.		1,712	17,514
Embarq Corp.		5,950	250,257
Fairpoint Communications, Inc.		4,830	2,898
Frontier Communications Corp.	†	12,478	89,093
General Communication, Inc., Class A	*†	2,516	17,436
HickoryTech Corp.	†	651	5,000
IDT Corp., Class B	*	1,600	2,592
Iowa Telecommunications Services, Inc.	†	2,702	33,802
Level 3 Communications, Inc.	*†	41,949	63,343
NTELOS Holdings Corp.		2,700	49,734
PAETEC Holding Corp.	*†	5,459	14,739
Premiere Global Services, Inc.	*	2,174	23,566
Qwest Communications International, Inc.	†	62,767	260,483
SureWest Communications	*	184	1,926
tw telecom Inc.	*†	1,928	19,801
Verizon Communications, Inc.		112,028	$3,442,620
Windstream Corp.		15,208	127,139
XETA Technologies, Inc.	*	1,946	4,592
			10,429,773
Electric Utilities—2.0%
Allegheny Energy, Inc.		5,273	135,253
Allete, Inc.	†	1,243	35,736
American Electric Power Co., Inc.		17,879	516,524
Brookfield Infrastructure Partners LP		1,740	21,454
Central Vermont Public Service Corp.		540	9,774
Cleco Corp.	†	2,109	47,284
DPL, Inc.		5,037	116,707
Duke Energy Corp.		47,382	691,303
Edison International		12,022	378,212
El Paso Electric Co.	*	1,748	24,402
Empire District Electric Co. (The)	†	1,197	19,775
Entergy Corp.		8,044	623,571
Exelon Corp.		26,142	1,338,732
FirstEnergy Corp.	†	12,533	485,654
FPL Group, Inc.		14,666	833,909
Great Plains Energy, Inc.	†	3,450	53,648
Hawaiian Electric Industries, Inc.	†	3,066	58,438
IDACORP, Inc.		1,515	39,602
ITC Holdings Corp.		1,539	69,809
MGE Energy, Inc.		1,559	52,305
Northeast Utilities		5,201	116,034
NV Energy, Inc.		7,959	85,878
Pepco Holdings, Inc.		7,066	94,967
Pinnacle West Capital Corp.		3,789	114,238
Portland General Electric Co.	†	1,100	21,428
PPL Corp.		14,691	484,215
Progress Energy, Inc.		10,169	384,693
Southern Co.		30,082	937,355
UIL Holdings Corp.		1,496	33,585
Unisource Energy Corp.		1,571	41,694
Unitil Corp.		420	8,660
Westar Energy, Inc.		4,032	75,681
			7,950,520
Electrical Equipment—0.8%
A.O. Smith Corp.	†	1,341	43,676
Active Power, Inc.	*	1,093	951
Acuity Brands, Inc.	†	1,873	52,538
American Superconductor Corp.	*†	1,147	30,109
AMETEK, Inc.		4,234	146,412
AZZ, Inc.	*†	1,582	54,437
Baldor Electric Co.	†	2,620	62,330
Belden, Inc.	†	1,894	31,630
Brady Corp., Class A		2,402	60,338
C&D Technologies, Inc.	*	1,159	2,318
Capstone Turbine Corp.	*†	2,450	2,033
Cooper Industries Ltd., Class A		7,946	246,723
Emerson Electric Co.		30,316	982,238
Encore Wire Corp.	†	1,400	29,890
Energy Conversion Devices, Inc.	*†	781	11,051
Evergreen Solar, Inc.	*†	6,400	13,888
First Solar, Inc.	*†	1,743	282,575
Franklin Electric Co., Inc.		902	23,380
FuelCell Energy, Inc.	*†	1,938	8,101
General Cable Corp.	*	3,772	141,752

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
GrafTech International Ltd.	*	3,487	$39,438
Hubbell, Inc., Class B		2,078	66,621
II-VI, Inc.	*	682	15,120
LSI Industries, Inc.		1,083	5,902
Magnetek, Inc.	*	1,406	1,954
Medis Technologies Ltd.	*	704	352
Orbit International Corp.	*	2,812	7,733
Plug Power, Inc.	*†	2,704	2,461
Powell Industries, Inc.	*	1,045	38,738
Power-One, Inc.	*†	3,459	5,154
Regal-Beloit Corp.		1,272	50,524
Rockwell Automation, Inc.		6,047	194,230
Roper Industries, Inc.		2,980	135,024
Servotronics, Inc.		705	4,195
Spire Corp.	*†	2,500	13,750
SunPower Corp., Class A	*†	2,322	61,858
SunPower Corp., Class B	*	1,337	32,021
Tech/Ops Sevcon, Inc.		719	2,006
Thomas & Betts Corp.	*	2,428	70,072
Ultralife Corp.	*	416	2,983
Universal Security Instruments, Inc.	*	1,866	9,610
Valence Technology, Inc.	*†	6,972	12,480
Vicor Corp.		1,380	9,963
Woodward Governor Co.	†	2,448	48,470
			3,057,029
Electronic Equipment, Instruments & Components—0.8%
Agilent Technologies, Inc.	*	13,665	277,536
Agilysys, Inc.		1,335	6,248
American Technology Corp.	*†	3,686	7,003
Amphenol Corp., Class A		7,376	233,377
Anixter International, Inc.	*†	1,723	64,768
Arrow Electronics, Inc.	*	4,585	97,385
Avnet, Inc.	*	5,129	107,863
AVX Corp.		2,270	22,541
Benchmark Electronics, Inc.	*	2,520	36,288
Brightpoint, Inc.	*†	2,358	14,785
CalAmp Corp.	*	550	440
Checkpoint Systems, Inc.	*	1,441	22,609
Cognex Corp.	†	2,023	28,585
Coherent, Inc.	*	1,348	27,877
Corning, Inc.		60,152	966,041
CTS Corp.		1,580	10,349
Daktronics, Inc.	†	927	7,138
Dolby Laboratories, Inc., Class A	*	1,370	51,074
DTS, Inc.	*†	755	20,438
Echelon Corp.	*	1,769	15,001
Electro Rent Corp.	†	950	9,015
Electro Scientific Industries, Inc.	*	1,421	15,887
Electro-Sensors, Inc.		2,581	6,659
FARO Technologies, Inc.	*	453	7,035
FLIR Systems, Inc.	*	5,608	126,516
Frequency Electronics, Inc.	*	821	3,079
Gerber Scientific, Inc.	*	1,608	4,020
ID Systems, Inc.	*	2,016	7,298
Ingram Micro, Inc., Class A	*	6,500	113,750
Insight Enterprises, Inc.	*	2,054	19,842
Iteris, Inc.	*	4,263	5,542
Itron, Inc.	*	955	52,592
Jabil Circuit, Inc.		8,287	61,490
L-1 Identity Solutions, Inc.	*	1,637	12,670
Lightpath Technologies, Inc., Class A	*	1,526	$1,984
Littelfuse, Inc.	*	909	18,144
Maxwell Technologies, Inc.	*	370	5,117
Mercury Computer Systems, Inc.	*	963	8,908
Merix Corp.	*	674	505
Mesa Laboratories, Inc.		1,200	23,532
Methode Electronics, Inc.		1,383	9,709
Molex, Inc.		5,599	87,064
MTS Systems Corp.		1,342	27,712
National Instruments Corp.	†	3,414	77,020
Newport Corp.	*†	1,614	9,345
NU Horizons Electronics Corp.	*	1,207	4,031
OI Corp.		1,600	8,656
OSI Systems, Inc.	*†	867	18,077
Park Electrochemical Corp.		1,086	23,382
PC Connection, Inc.	*†	854	4,483
Planar Systems, Inc.	*	785	950
Plexus Corp.	*	1,884	38,547
Radisys Corp.	*	961	8,659
Research Frontiers, Inc.	*†	752	2,692
Rofin-Sinar Technologies, Inc.	*†	2,200	44,022
Rogers Corp.	*	803	16,245
Sanmina-SCI Corp.	*	21,464	9,444
ScanSource, Inc.	*†	1,126	27,610
Sigmatron International, Inc.	*	282	527
Spectrum Control, Inc.	*	1,195	10,516
SYNNEX Corp.	*	104	2,599
Tech Data Corp.	*	2,057	67,284
Technitrol, Inc.		1,866	12,073
Trans-Lux Corp.	*	866	736
Trimble Navigation Ltd.	*	4,318	84,762
TTM Technologies, Inc.	*	1,639	13,046
Universal Display Corp.	*†	1,350	13,203
Vishay Intertechnology, Inc.	*	6,172	41,908
X-Rite, Inc.	*†	1,890	2,835
Zygo Corp.	*	967	4,506
			3,192,574
Energy Equipment & Services—1.8%
Atwood Oceanics, Inc.	*†	3,324	82,801
Baker Hughes, Inc.		13,058	475,834
Basic Energy Services, Inc.	*†	1,600	10,928
BJ Services Co.		11,495	156,677
Bristow Group, Inc.	*	982	29,097
Cal Dive International, Inc.	*	4,816	41,562
Cameron International Corp.	*	8,254	233,588
CARBO Ceramics, Inc.	†	1,137	38,885
Complete Production Services, Inc.	*	1,200	7,632
Dawson Geophysical Co.	*†	924	27,581
Diamond Offshore Drilling, Inc.	†	2,694	223,737
Dresser-Rand Group, Inc.	*	2,924	76,316
Dril-Quip, Inc.	*	1,976	75,286
ENSCO International, Inc.		5,080	177,140
Exterran Holdings, Inc.	*†	2,465	39,539
FMC Technologies, Inc.	*	5,390	202,556
Global Industries Ltd.	*	2,539	14,371
Gulfmark Offshore, Inc.	*	1,000	27,600
Halliburton Co.		34,838	721,147
Helix Energy Solutions Group, Inc.	*†	3,853	41,882
Helmerich & Payne, Inc.	†	3,926	121,196
Hercules Offshore, Inc.	*†	5,226	20,747
Hornbeck Offshore Services, Inc.	*†	1,800	38,502

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
ION Geophysical Corp.	*	2,427	$6,237
Key Energy Services, Inc.	*	5,220	30,067
Lufkin Industries, Inc.	†	1,000	42,050
Matrix Service Co.	*	468	5,373
Mitcham Industries, Inc.	*†	1,100	5,709
Nabors Industries Ltd. (Bermuda)	*†	10,988	171,193
NATCO Group, Inc., Class A	*	900	29,628
National Oilwell Varco, Inc.	*	16,317	532,913
Newpark Resources, Inc.	*	3,484	9,929
Oceaneering International, Inc.	*†	2,232	100,886
Oil States International, Inc.	*†	2,026	49,049
OYO Geospace Corp.	*	550	14,113
Parker Drilling Co.	*†	3,755	16,297
Patterson-UTI Energy, Inc.		6,712	86,316
PHI, Inc.	*	774	13,266
Pioneer Drilling Co.	*	2,700	12,933
Pride International, Inc.	*†	5,416	135,725
Rowan Cos., Inc.		3,918	75,696
Schlumberger Ltd.		46,534	2,517,955
SEACOR Holdings, Inc.	*†	713	53,646
Smith International, Inc.		8,871	228,428
Superior Energy Services, Inc.	*	2,900	50,083
T-3 Energy Services, Inc.	*†	972	11,577
Tesco Corp. (Canada)	*	3,185	25,289
Tetra Technologies, Inc.	*†	2,352	18,722
Tidewater, Inc.	†	2,430	104,174
Unit Corp.	*	1,702	46,924
			7,278,782
Food & Staples Retailing—2.5%
Andersons, Inc. (The)		700	20,958
Arden Group, Inc., Class A	†	260	32,526
BJ’s Wholesale Club, Inc.	*	2,859	92,146
Casey’s General Stores, Inc.	†	1,608	41,310
Costco Wholesale Corp.		17,704	809,073
CVS Caremark Corp.		55,435	1,766,713
Great Atlantic & Pacific Tea Co.	*†	123	523
Kroger Co. (The)		23,489	517,932
Nash Finch Co.		674	18,238
Nyer Medical Group, Inc.	*	2,532	1,924
Pantry, Inc. (The)	*	1,200	19,920
Rite Aid Corp.	*	25,982	39,233
Ruddick Corp.	†	1,967	46,087
Safeway, Inc.		16,176	329,505
SUPERVALU, Inc.		8,154	105,594
Sysco Corp.		24,091	541,566
United Natural Foods, Inc.	*	1,912	50,190
Walgreen Co.		39,098	1,149,481
Wal-Mart Stores, Inc.		88,359	4,280,110
Weis Markets, Inc.		382	12,805
Whole Foods Market, Inc.	†	5,036	95,583
Winn-Dixie Stores, Inc.	*†	3,309	41,495
			10,012,912
Food Products—1.6%
American Italian Pasta Co., Class A	*†	969	28,237
Archer-Daniels-Midland Co.		23,265	622,804
Bridgford Foods Corp.	*	559	4,824
Bunge Ltd.		4,700	283,175
Campbell Soup Co.		9,126	268,487
Chiquita Brands International, Inc.	*†	2,150	22,059
ConAgra Foods, Inc.		17,187	327,584
Corn Products International, Inc.		3,164	$84,764
Darling International, Inc.	*	3,150	20,790
Dean Foods Co.	*	6,281	120,532
Del Monte Foods Co.		8,204	76,953
Farmer Bros. Co.		930	21,278
Flowers Foods, Inc.	†	4,140	90,418
Fresh Del Monte Produce, Inc. (Cayman Islands)	*	567	9,219
General Mills, Inc.		12,527	701,763
Green Mountain Coffee Roasters, Inc.	*†	2,250	133,020
Griffin Land & Nurseries, Inc.		650	20,332
H.J. Heinz Co.		11,592	413,834
Hain Celestial Group, Inc. (The)	*†	1,426	22,260
Hershey Co. (The)		6,420	231,120
Hormel Foods Corp.		3,195	110,355
Inventure Group, Inc. (The)	*	5,272	12,969
J&J Snack Foods Corp.	†	761	27,320
J.M. Smucker Co. (The)		4,592	223,447
Kellogg Co.		9,479	441,437
Kraft Foods, Inc., Class A		51,988	1,317,376
Lancaster Colony Corp.		1,389	61,213
Lance, Inc.		1,370	31,688
McCormick & Co., Inc.		4,101	133,406
Ralcorp Holdings, Inc.	*	2,312	140,847
Sanderson Farms, Inc.		864	38,880
Sara Lee Corp.		29,377	286,719
Smithfield Foods, Inc.	*†	4,682	65,408
Tootsie Roll Industries, Inc.	†	607	13,773
TreeHouse Foods, Inc.	*†	1,256	36,135
Tyson Foods, Inc., Class A		10,231	129,013
			6,573,439
Gas Utilities—0.4%
AGL Resources, Inc.		2,166	68,879
Atmos Energy Corp.		2,732	68,409
Chesapeake Utilities Corp.	†	949	30,871
Delta Natural Gas Co., Inc.		380	8,558
Energen Corp.		2,644	105,496
EQT Corp.		5,288	184,604
Laclede Group, Inc. (The)		1,025	33,958
National Fuel Gas Co.		3,639	131,295
New Jersey Resources Corp.		1,681	62,264
Nicor, Inc.		1,828	63,285
Northwest Natural Gas Co.	†	1,183	52,431
Oneok, Inc.		3,908	115,247
Piedmont Natural Gas Co., Inc.		2,740	66,061
Questar Corp.		7,412	230,217
South Jersey Industries, Inc.		2,014	70,268
Southwest Gas Corp.		1,252	27,807
Suburban Propane Partners LP		1,089	45,923
UGI Corp.		2,720	69,333
WGL Holdings, Inc.	†	2,315	74,126
			1,509,032
Health Care Equipment & Supplies—2.2%
Abaxis, Inc.	*†	749	15,384
ABIOMED, Inc.	*†	886	7,815
Align Technology, Inc.	*†	2,449	25,959
American Medical Systems Holdings, Inc.	*	3,000	47,400
Analogic Corp.		593	21,911
Baxter International, Inc.		24,195	1,281,367
Beckman Coulter, Inc.	†	2,512	143,536
Becton Dickinson and Co.		8,917	635,871

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Biolase Technology, Inc.	*†	765	$1,293
Boston Scientific Corp.	*	53,540	542,896
C.R. Bard, Inc.	†	3,904	290,653
Cerus Corp.	*†	1,010	1,040
Conceptus, Inc.	*†	1,047	17,694
Conmed Corp.	*	1,362	21,138
Cooper Cos., Inc. (The)		1,627	40,236
CryoLife, Inc.	*	937	5,191
Cyberonics, Inc.	*	956	15,898
DENTSPLY International, Inc.	†	5,668	172,987
Edwards Lifesciences Corp.	*	2,575	175,177
ev3, Inc.	*†	785	8,415
Gen-Probe, Inc.	*	1,849	79,470
Greatbatch, Inc.	*†	942	21,299
Haemonetics Corp.	*†	1,157	65,949
HealthTronics, Inc.	*	2,529	5,083
Hill-Rom Holdings, Inc.	†	1,576	25,563
Hologic, Inc.	*	9,792	139,340
Hospira, Inc.	*†	6,367	245,257
ICU Medical, Inc.	*†	605	24,896
Idexx Laboratories, Inc.	*†	3,136	144,883
Immucor, Inc.	*	1,828	25,153
Integra LifeSciences Holdings Corp.	*†	1,190	31,547
Intuitive Surgical, Inc.	*†	1,610	263,493
Invacare Corp.		1,333	23,527
Inverness Medical Innovations, Inc.	*†	3,011	107,131
Kensey Nash Corp.	*†	866	22,698
Kinetic Concepts, Inc.	*	2,200	59,950
Masimo Corp.	*	1,500	36,165
Medtronic, Inc.		43,480	1,517,017
Meridian Bioscience, Inc.	†	1,158	26,148
Merit Medical Systems, Inc.	*	2,519	41,060
NuVasive, Inc.	*†	2,111	94,151
OraSure Technologies, Inc.	*†	1,687	4,167
Osteotech, Inc.	*	1,498	6,591
Palomar Medical Technologies, Inc.	*†	1,116	16,361
ResMed, Inc.	*	3,034	123,575
RTI Biologics, Inc.	*†	807	3,462
Somanetics Corp.	*	1,352	22,322
SonoSite, Inc.	*	1,264	25,356
Spectranetics Corp.	*†	1,045	5,152
St. Jude Medical, Inc.	*	14,024	576,386
Staar Surgical Co.	*	848	2,044
STERIS Corp.		2,777	72,424
Stryker Corp.		12,435	494,167
SurModics, Inc.	*†	675	15,275
Synovis Life Technologies, Inc.	*	346	7,186
Teleflex, Inc.		1,322	59,265
Theragenics Corp.	*	1,492	1,925
ThermoGenesis Corp.	*	4,316	2,719
Thoratec Corp.	*†	2,306	61,755
Urologix, Inc.	*†	1,050	1,302
Varian Medical Systems, Inc.	*	5,512	193,692
Volcano Corp.	*	1,970	27,541
West Pharmaceutical Services, Inc.	†	1,704	59,384
Wright Medical Group, Inc.	*†	1,309	21,284
Young Innovations, Inc.		677	14,752
Zimmer Holdings, Inc.	*	8,609	366,743
Zoll Medical Corp.	*	850	16,439
			8,672,910
Health Care Providers & Services—2.2%
Aetna, Inc.		18,064	$452,503
Alliance HealthCare Services, Inc.	*	1,429	10,475
Almost Family, Inc.	*	422	11,018
Amedisys, Inc.	*†	1,698	56,068
AMERIGROUP Corp.	*†	1,950	52,357
AmerisourceBergen Corp.		11,548	204,862
AMN Healthcare Services, Inc.	*	1,507	9,615
Amsurg Corp.	*	1,423	30,509
BioScrip, Inc.	*	1,095	6,482
Brookdale Senior Living, Inc.	†	2,200	21,428
Cardinal Health, Inc.		13,667	417,527
CardioNet, Inc.	*†	1,151	18,784
Catalyst Health Solutions, Inc.	*	1,864	46,488
Centene Corp.	*	1,972	39,401
Chemed Corp.	†	1,162	45,876
Chindex International, Inc.	*	822	10,168
CIGNA Corp.		10,791	259,955
Clarient, Inc.	*	3,308	12,306
Community Health Systems, Inc.	*	4,282	108,120
Coventry Health Care, Inc.	*	6,568	122,887
Cross Country Healthcare, Inc.	*	1,339	9,199
DaVita, Inc.	*	4,290	212,183
Express Scripts, Inc.	*	8,618	592,488
Gentiva Health Services, Inc.	*	1,474	24,262
Hanger Orthopedic Group, Inc.	*	1,083	14,718
Health Management Associates, Inc., Class A	*	9,953	49,168
Health Net, Inc.	*	3,209	49,900
Healthspring, Inc.	*	2,400	26,064
Healthways, Inc.	*	1,362	18,319
Henry Schein, Inc.	*†	3,652	175,113
HMS Holdings Corp.	*†	1,410	57,415
Humana, Inc.	*	6,683	215,594
inVentiv Health, Inc.	*	2,100	28,413
Kindred Healthcare, Inc.	*	1,800	22,266
Laboratory Corp. of America Holdings	*†	4,321	292,921
Landauer, Inc.	†	598	36,681
LCA-Vision, Inc.	*†	616	2,600
LifePoint Hospitals, Inc.	*†	2,149	56,411
Lincare Holdings, Inc.	*†	2,129	50,074
Magellan Health Services, Inc.	*	1,400	45,948
McKesson Corp.		11,391	501,204
Medco Health Solutions, Inc.	*	19,415	885,518
Mednax, Inc.	*†	2,182	91,928
National Healthcare Corp.	†	431	16,352
National Research Corp.		1,250	30,500
NovaMed, Inc.	*†	1,250	4,937
Odyssey HealthCare, Inc.	*	1,593	16,376
Omnicare, Inc.		4,277	110,176
Owens & Minor, Inc.		1,623	71,120
Patterson Cos., Inc.	*†	5,546	120,348
PDI, Inc.	*	703	2,882
PharMerica Corp.	*†	1,365	26,795
PSS World Medical, Inc.	*†	3,574	66,155
Psychemedics Corp.		302	2,078
Psychiatric Solutions, Inc.	*†	2,662	60,534
Quest Diagnostics, Inc.		6,037	340,668
RehabCare Group, Inc.	*†	739	17,684
Res-Care, Inc.	*	1,222	17,475
Sun Healthcare Group, Inc.	*†	2,084	17,589
Sunrise Senior Living, Inc.	*†	1,950	3,217
Tenet Healthcare Corp.	*	19,289	54,395
U.S. Physical Therapy, Inc.	*	1,300	19,175

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
United American Healthcare Corp.	*	4,251	$7,014
UnitedHealth Group, Inc.		47,564	1,188,149
Universal American Corp.	*	1,812	15,801
Universal Health Services, Inc., Class B		1,233	60,232
VCA Antech, Inc.	*†	3,442	91,901
WellCare Health Plans, Inc.	*†	1,500	27,735
WellPoint, Inc.	*	19,668	1,000,905
			8,785,409
Health Care Technology—0.1%
Allscripts-Misys Healthcare Solutions, Inc.	†	2,300	36,478
AMICAS, Inc.	*	1,846	5,132
Cerner Corp.	*†	3,044	189,611
Eclipsys Corp.	*†	1,846	32,822
HLTH Corp.	*†	5,456	71,473
IMS Health, Inc.		7,150	90,805
Mediware Information Systems, Inc.	*	1,088	6,691
Omnicell, Inc.	*	783	8,417
Phase Forward, Inc.	*†	2,151	32,502
Quality Systems, Inc.	†	768	43,745
			517,676
Hotels, Restaurants & Leisure—1.7%
Ambassadors International, Inc.	*	523	157
Ameristar Casinos, Inc.		300	5,709
Bally Technologies, Inc.	*	1,971	58,972
Bob Evans Farms, Inc.	†	1,465	42,104
Boyd Gaming Corp.	*	2,619	22,261
Brinker International, Inc.	†	5,167	87,994
Buffalo Wild Wings, Inc.	*†	867	28,195
Burger King Holdings, Inc.		1,700	29,359
California Pizza Kitchen, Inc.	*†	1,455	19,337
Carnival Corp.		17,238	444,223
CEC Entertainment, Inc.	*	1,614	47,581
Cedar Fair, LP		2,300	25,162
Cheesecake Factory, Inc. (The)	*†	3,444	59,581
Chipotle Mexican Grill, Inc., Class A	*†	1,386	110,880
Choice Hotels International, Inc.		1,616	43,002
Churchill Downs, Inc.		638	21,475
CKE Restaurants, Inc.		1,945	16,494
Cracker Barrel Old Country Store, Inc.		2,120	59,148
Darden Restaurants, Inc.		5,104	168,330
DineEquity, Inc.	†	1,079	33,654
Dover Downs Gaming & Entertainment, Inc.		1,710	7,951
Dover Motorsports, Inc.	†	1,645	2,336
Empire Resorts, Inc.	*†	582	1,053
Gaylord Entertainment Co.	*†	1,772	22,522
International Game Technology		13,402	213,092
International Speedway Corp., Class A		1,190	30,476
Interval Leisure Group, Inc.	*†	1,886	17,577
Isle of Capri Casinos, Inc.	*†	1,250	16,650
Jack in the Box, Inc.	*	2,874	64,521
Krispy Kreme Doughnuts, Inc.	*	2,573	7,719
Landry’s Restaurants, Inc.	*	1,253	10,776
Las Vegas Sands Corp.	*†	12,301	96,686
Life Time Fitness, Inc.	*†	1,774	35,498
Marcus Corp.		1,505	15,833
Marriott International, Inc., Class A		13,704	$302,456
MAXXAM, Inc.	*	856	9,245
McDonald’s Corp.		44,517	2,559,282
MGM MIRAGE	*†	4,792	30,621
Morgans Hotel Group Co.	*†	2,300	8,809
Morton’s Restaurant Group, Inc.	*	2,200	6,600
Multimedia Games, Inc.	*	1,202	5,962
O’Charleys, Inc.		1,091	10,092
Orient-Express Hotels Ltd., Class A (Bermuda)	†	1,577	13,389
P.F. Chang’s China Bistro, Inc.	*†	1,089	34,913
Panera Bread Co., Class A	*†	1,250	62,325
Papa John’s International, Inc.	*†	1,610	39,912
Peet’s Coffee & Tea, Inc.	*	637	16,052
Penn National Gaming, Inc.	*	2,586	75,278
Pinnacle Entertainment, Inc.	*	1,629	15,133
Red Robin Gourmet Burgers, Inc.	*†	692	12,975
Royal Caribbean Cruises Ltd.		4,300	58,222
Ruby Tuesday, Inc.	*†	2,816	18,755
Scientific Games Corp., Class A	*	2,517	39,693
Shuffle Master, Inc.	*	1,527	10,093
Sonic Corp.	*†	3,730	37,412
Speedway Motorsports, Inc.		149	2,050
Starbucks Corp.	*†	29,904	415,367
Starwood Hotels & Resorts Worldwide, Inc.		7,939	176,246
Steak n Shake Co. (The)	*†	1,267	11,074
Texas Roadhouse, Inc., Class A	*	3,070	33,494
Vail Resorts, Inc.	*	1,491	39,989
Wendy’s/Arby’s Group, Inc., Class A	†	25,109	100,436
WMS Industries, Inc.	*	1,903	59,964
Wyndham Worldwide Corp.		8,848	107,238
Wynn Resorts Ltd.	*†	2,554	90,156
Yum! Brands, Inc.		19,013	633,893
			6,903,434
Household Durables—0.5%
American Greetings Corp., Class A		2,760	32,237
Bassett Furniture Industries, Inc.		1,139	3,132
Beazer Homes USA, Inc.	*†	1,494	2,734
Black & Decker Corp.		2,739	78,500
Blyth, Inc.	†	460	15,083
Brookfield Homes Corp.	*†	1,218	4,872
California Coastal Communities, Inc.	*†	267	368
Centex Corp.		4,760	40,270
Champion Enterprises, Inc.	*†	2,559	819
D.R. Horton, Inc.		11,522	107,846
Ethan Allen Interiors, Inc.	†	1,551	16,068
Fortune Brands, Inc.		5,642	196,003
Furniture Brands International, Inc.		2,341	7,093
Garmin Ltd. (Cayman Islands)	†	4,774	113,717
Harman International Industries, Inc.	†	2,728	51,286
Helen of Troy Ltd. (Bermuda)	*	1,333	22,381
Hovnanian Enterprises, Inc., Class A	*†	1,478	3,488
Jarden Corp.	*†	2,055	38,531
KB Home	†	3,248	44,433
La-Z-Boy, Inc.	†	2,404	11,347
Leggett & Platt, Inc.		7,391	112,565

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Lennar Corp., Class A		5,675	$54,991
M/I Homes, Inc.	*†	610	5,972
MDC Holdings, Inc.	†	1,091	32,850
Meritage Homes Corp.	*	1,300	24,518
Mohawk Industries, Inc.	*	2,460	87,773
National Presto Industries, Inc.		535	40,713
Newell Rubbermaid, Inc.	†	10,108	105,224
NVR, Inc.	*	262	131,626
Palm Harbor Homes, Inc.	*†	1,181	2,539
Pulte Homes, Inc.	†	8,898	78,569
Russ Berrie & Co., Inc.	*	1,156	4,520
Ryland Group, Inc.		1,852	31,040
Skyline Corp.		720	15,660
Snap-On, Inc.		2,419	69,522
Standard Pacific Corp.	*	2,568	5,213
Stanley Works (The)		3,365	113,872
Tempur-Pedic International, Inc.		1,346	17,592
Toll Brothers, Inc.	*†	4,132	70,120
Tupperware Brands Corp.		2,427	63,151
Universal Electronics, Inc.	*†	639	12,889
Whirlpool Corp.	†	2,980	126,829
			1,997,956
Household Products—2.2%
Central Garden and Pet Co.	*	615	6,759
Central Garden and Pet Co., Class A	*	1,230	12,116
Church & Dwight Co., Inc.		2,569	139,522
Clorox Co.		5,245	292,828
Colgate-Palmolive Co.		19,424	1,374,054
Energizer Holdings, Inc.	*	1,856	96,957
Kimberly-Clark Corp.		16,536	866,982
Procter & Gamble Co. (The)		115,806	5,917,687
WD-40 Co.		949	27,521
			8,734,426
Independent Power Producers & Energy Traders—0.3%
AES Corp. (The)	*	25,835	299,944
Calpine Corp.	*	16,000	178,400
Constellation Energy Group, Inc.		7,434	197,596
Dynegy, Inc., Class A	*	15,654	35,534
Mirant Corp.	*	8,577	135,002
NRG Energy, Inc.	*	8,000	207,680
RRI Energy, Inc.	*	11,470	57,465
			1,111,621
Industrial Conglomerates—1.7%
3M Co.		25,193	1,514,099
Carlisle Cos., Inc.		2,452	58,946
General Electric Co.		412,369	4,832,965
McDermott International, Inc.	*	8,276	168,086
Otter Tail Corp.	†	1,095	23,915
Seaboard Corp.		18	20,196
Standex International Corp.		724	8,398
Textron, Inc.		8,214	79,347
Tredegar Corp.		1,606	21,392
United Capital Corp.	*	690	12,641
			6,739,985
Insurance—3.7%
Aflac, Inc.		18,665	580,295
Alleghany Corp.	*†	151	40,921
Allied World Assurance Co. Holdings Ltd. (Bermuda)		1,889	77,128
Allstate Corp. (The)		21,889	$534,092
Ambac Financial Group, Inc.	†	11,209	10,312
American Equity Investment Life Holding Co.	†	4,302	24,005
American Financial Group, Inc.		2,657	57,338
American Independence Corp.	*	430	2,000
American International Group, Inc.	†	90,295	104,742
American National Insurance Co.	†	945	71,423
American Physicians Capital, Inc.		1,290	50,516
AON Corp.		10,312	390,515
Arch Capital Group Ltd. (Bermuda)	*	1,428	83,652
Argo Group International Holdings Ltd. (Bermuda)	*	899	25,370
Arthur J. Gallagher & Co.		3,230	68,928
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	78,458
Assurant, Inc.		4,146	99,877
Assured Guaranty Ltd. (Bermuda)		2,359	29,204
Axis Capital Holdings Ltd. (Bermuda)		5,691	148,990
Baldwin & Lyons, Inc., Class B	†	945	18,617
Berkshire Hathaway, Inc., Class A	*	46	4,140,000
Brown & Brown, Inc.		5,036	100,367
Chubb Corp.		14,462	576,745
Cincinnati Financial Corp.	†	6,036	134,905
CNA Financial Corp.	†	1,422	21,998
CNA Surety Corp.	*	1,486	20,046
Conseco, Inc.	*†	6,600	15,642
Crawford & Co., Class B	*†	1,891	9,077
Delphi Financial Group, Inc., Class A		1,945	37,791
Donegal Group, Inc., Class B		758	10,578
EMC Insurance Group, Inc.	†	341	7,096
Employers Holdings, Inc.		2,770	37,534
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	79,051
Erie Indemnity Co., Class A		1,023	36,582
Everest Re Group Ltd. (Bermuda)		2,468	176,635
FBL Financial Group, Inc., Class A	†	1,275	10,532
Fidelity National Financial, Inc., Class A		8,236	111,433
First American Corp.		3,159	81,850
Genworth Financial, Inc., Class A		15,900	111,141
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*†	1,797	31,106
Hanover Insurance Group, Inc. (The)	†	2,346	89,406
Harleysville Group, Inc.	†	1,351	38,125
Hartford Financial Services Group, Inc.		12,354	146,642
HCC Insurance Holdings, Inc.		3,999	96,016
Hilltop Holdings, Inc.	*†	1,180	14,007
Horace Mann Educators Corp.		2,000	19,940
Independence Holding Co.		961	6,112
Infinity Property & Casualty Corp.		810	29,533
IPC Holdings Ltd. (Bermuda)		2,362	64,577
Kansas City Life Insurance Co.		902	24,273
Lincoln National Corp.		10,899	187,572
Loews Corp.		14,187	388,724

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Markel Corp.	*†	412	$116,060
Marsh & McLennan Cos., Inc.		20,317	408,981
Max Capital Group Ltd. (Bermuda)		1,915	35,351
MBIA, Inc.	*†	8,742	37,853
Mercury General Corp.	†	1,109	37,074
MetLife, Inc.		21,950	658,720
Montpelier Re Holdings Ltd. (Bermuda)		3,734	49,625
National Financial Partners Corp.	†	1,495	10,943
Navigators Group, Inc.	*	938	41,675
Odyssey Re Holdings Corp.	†	505	20,190
Old Republic International Corp.	†	9,191	90,531
PartnerRe Ltd. (Bermuda)	†	2,300	149,385
Phoenix Cos., Inc. (The)	*	4,217	7,042
Platinum Underwriters Holdings Ltd. (Bermuda)		2,734	78,165
PMA Capital Corp., Class A	*†	1,826	8,308
Presidential Life Corp.		1,144	8,660
Principal Financial Group, Inc.		10,091	190,114
ProAssurance Corp.	*†	1,647	76,108
Progressive Corp. (The)	*	24,774	374,335
Protective Life Corp.	†	3,130	35,807
Prudential Financial, Inc.		16,775	624,366
Reinsurance Group of America, Inc.		1,440	50,270
RenaissanceRe Holdings Ltd. (Bermuda)		2,900	134,966
RLI Corp.	†	1,164	52,147
Safety Insurance Group, Inc.	†	850	25,976
Selective Insurance Group, Inc.		2,122	27,098
StanCorp Financial Group, Inc.		2,460	70,553
State Auto Financial Corp.		488	8,540
Stewart Information Services Corp.		1,239	17,656
Torchmark Corp.	†	3,623	134,196
Tower Group, Inc.		1,736	43,018
Transatlantic Holdings, Inc.		1,167	50,566
Travelers Cos., Inc. (The)		23,227	953,236
United Fire & Casualty Co.		1,250	21,438
Unitrin, Inc.		1,906	22,910
Unum Group		13,588	215,506
Validus Holdings Ltd. (Bermuda)	†	1,256	27,607
W.R. Berkley Corp.		5,680	121,950
Wesco Financial Corp.	†	187	54,417
White Mountains Insurance Group Ltd.		300	68,673
XL Capital Ltd., Class A (Bermuda)		11,995	137,463
Zenith National Insurance Corp.	†	1,498	32,567
			14,681,465
Internet & Catalog Retail—0.4%
1-800-FLOWERS.COM, Inc., Class A	*	793	1,523
Amazon.com, Inc.	*	12,445	1,041,149
dELiA*s, Inc.	*	925	2,202
drugstore.com, Inc.	*	3,800	6,916
Expedia, Inc.	*	11,022	166,542
Hollywood Media Corp.	*	1,494	2,331
HSN, Inc.	*	1,886	19,935
Liberty Media Corp. - Interactive, Series A	*	25,718	128,847
NetFlix, Inc.	*†	679	$28,070
Overstock.com, Inc.	*†	770	9,209
priceline.com, Inc.	*†	1,548	172,679
Stamps.com, Inc.	*	1,050	8,904
Ticketmaster Entertainment, Inc.	*	1,886	12,108
Valuevision Media, Inc., Class A	*	1,741	3,412
			1,603,827
Internet Software & Services—1.6%
Akamai Technologies, Inc.	*	5,664	108,635
Art Technology Group, Inc.	*	8,333	31,665
Autobytel, Inc.	*	1,384	594
Bankrate, Inc.	*†	1,083	27,335
DealerTrack Holdings, Inc.	*†	1,800	30,600
Digital River, Inc.	*	1,627	59,093
Earthlink, Inc.	*	5,814	43,082
eBay, Inc.	*	42,977	736,196
Equinix, Inc.	*	1,323	96,235
Google, Inc., Class A	*	8,944	3,770,701
GSI Commerce, Inc.	*	1,469	20,933
IAC/InterActiveCorp	*	4,715	75,676
Infospace, Inc.	*	1,323	8,771
Internap Network Services Corp.	*	1,297	4,527
j2 Global Communications, Inc.	*	1,614	36,412
Keynote Systems, Inc.	*	1,400	10,696
Knot, Inc. (The)	*	2,304	18,156
LivePerson, Inc.	*	3,333	13,332
Looksmart Ltd.	*	500	665
ModusLink Global Solutions, Inc.	*	1,007	6,908
Move, Inc.	*	7,362	15,902
NaviSite, Inc.	*	3,725	5,103
NIC, Inc.		2,450	16,586
Omniture, Inc.	*†	3,520	44,211
On2 Technologies, Inc.	*†	4,620	1,940
Openwave Systems, Inc.	*	2,570	5,757
RealNetworks, Inc.	*	5,844	17,474
Saba Software, Inc.	*	1,576	6,068
SAVVIS, Inc.	*	408	4,676
support.com, Inc.	*	1,562	3,405
United Online, Inc.		2,509	16,334
Valueclick, Inc.	*	4,058	42,690
VeriSign, Inc.	*†	8,080	149,318
Vertro, Inc.	*	990	188
Vignette Corp.	*	737	9,692
VistaPrint Ltd. (Bermuda)	*	1,262	53,824
Web.com Group, Inc.	*	308	1,734
WebMediaBrands, Inc.	*	1,450	796
Yahoo! Inc.	*	50,447	790,000
Zix Corp.	*†	1,015	1,522
			6,287,432
IT Services—1.7%
Accenture Ltd., Class A (Bermuda)		21,831	730,465
Acxiom Corp.		3,451	30,472
Affiliated Computer Services, Inc., Class A	*	4,289	190,517
Alliance Data Systems Corp.	*†	1,955	80,526
Automatic Data Processing, Inc.		19,932	706,390
Broadridge Financial Solutions, Inc.		5,748	95,302
CACI International, Inc., Class A	*†	1,198	51,167

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Ciber, Inc.	*†	2,444	$7,576
Cognizant Technology Solutions Corp., Class A	*	10,552	281,738
Computer Sciences Corp.	*	6,597	292,247
Convergys Corp.	*	5,933	55,058
CSG Systems International, Inc.	*	2,153	28,506
Cybersource Corp.	*†	2,776	42,473
DST Systems, Inc.	*	2,518	93,040
Edgewater Technology, Inc.	*	1,533	3,955
Euronet Worldwide, Inc.	*†	1,056	20,476
Fidelity National Information Services, Inc.		8,097	161,616
Fiserv, Inc.	*	6,994	319,626
Forrester Research, Inc.	*†	963	23,642
Gartner, Inc., Class A	*†	1,179	17,992
Global Payments, Inc.		3,238	121,295
Hackett Group, Inc. (The)	*†	1,140	2,656
Hewitt Associates, Inc., Class A	*	2,317	69,000
iGATE Corp.		1,397	9,248
infoGROUP, Inc.	*	1,708	9,753
Integral Systems, Inc.	*†	1,010	8,403
Lender Processing Services, Inc.		4,048	112,413
Lionbridge Technologies, Inc.	*	1,165	2,144
Management Network Group, Inc.	*	1,600	592
Mantech International Corp., Class A	*†	1,217	52,380
Mastech Holdings, Inc.	*	93	323
Mastercard, Inc., Class A		3,393	567,683
MAXIMUS, Inc.		1,052	43,395
Metavante Technologies, Inc.	*	2,857	73,882
MoneyGram International, Inc.	*	3,750	6,675
NeuStar, Inc., Class A	*	3,140	69,582
Online Resources Corp.	*	700	4,368
Paychex, Inc.		13,545	341,334
Perot Systems Corp., Class A	*	4,359	62,464
Pfsweb, Inc.	*	1,209	1,632
SAIC, Inc.	*	7,390	137,085
Sapient Corp.	*†	4,150	26,104
SRA International, Inc., Class A	*†	1,664	29,220
StarTek, Inc.	*	994	7,972
Syntel, Inc.	†	1,554	48,858
TeleTech Holdings, Inc.	*	2,738	41,481
Total System Services, Inc.		6,935	92,860
Unisys Corp.	*†	13,714	20,708
VeriFone Holdings, Inc.	*	2,645	19,864
Visa, Inc., Class A	†	17,412	1,084,071
Western Union Co. (The)		27,933	458,101
Wright Express Corp.	*	1,750	44,572
			6,802,902
Leisure Equipment & Products—0.1%
Arctic Cat, Inc.		1,857	7,502
Brunswick Corp.	†	3,797	16,403
Callaway Golf Co.	†	2,881	14,607
Eastman Kodak Co.	†	11,893	35,203
Hasbro, Inc.		4,503	109,153
Jakks Pacific, Inc.	*	925	11,868
Leapfrog Enterprises, Inc.	*†	1,261	2,888
Mattel, Inc.	†	13,234	212,406
Nautilus, Inc.	*†	1,359	1,536
Polaris Industries, Inc.	†	1,858	59,679
Pool Corp.	†	2,434	40,307
RC2 Corp.	*	1,650	21,829
Steinway Musical Instruments, Inc.	*	683	$7,308
Sturm Ruger & Co., Inc.	†	3,296	41,002
			581,691
Life Sciences Tools & Services—0.6%
Accelrys, Inc.	*	1,145	6,767
Affymetrix, Inc.	*	2,525	14,973
Albany Molecular Research, Inc.	*	1,371	11,503
AMAG Pharmaceuticals, Inc.	*†	834	45,595
Bio-Rad Laboratories, Inc., Class A	*†	623	47,024
Bruker Corp.	*	1,667	15,436
Caliper Life Sciences, Inc.	*†	867	1,534
Cambrex Corp.	*†	1,258	5,183
Charles River Laboratories International, Inc.	*†	2,755	92,981
Clinical Data, Inc.	*†	1,998	22,018
Covance, Inc.	*†	2,839	139,679
Dionex Corp.	*†	1,031	62,922
Enzo Biochem, Inc.	*	1,353	5,994
eResearchTechnology, Inc.	*	2,056	12,768
Exelixis, Inc.	*	2,695	13,125
Illumina, Inc.	*†	4,156	161,835
Kendle International, Inc.	*	1,316	16,108
Life Technologies Corp.	*	7,338	306,141
Luminex Corp.	*	1,070	19,838
Mettler-Toledo International, Inc. (Switzerland)	*†	913	70,438
Millipore Corp.	*	2,026	142,245
Nektar Therapeutics	*	2,368	15,345
Ore Pharmaceuticals, Inc.	*	190	107
Parexel International Corp.	*	2,306	33,160
PerkinElmer, Inc.		5,266	91,628
Pharmaceutical Product Development, Inc.		4,736	109,970
Sequenom, Inc.	*†	614	2,401
Techne Corp.	†	1,736	110,774
Thermo Fisher Scientific, Inc.	*	15,692	639,763
Varian, Inc.	*†	1,502	59,224
Waters Corp.	*	4,698	241,806
			2,518,285
Machinery—1.8%
3D Systems Corp.	*†	1,158	8,349
Actuant Corp., Class A	†	2,022	24,668
AGCO Corp.	*	3,068	89,187
Albany International Corp., Class A		1,437	16,353
American Railcar Industries, Inc.		1,200	9,912
Ampco-Pittsburgh Corp.		613	14,375
Astec Industries, Inc.	*†	821	24,375
Badger Meter, Inc.		1,134	46,494
Barnes Group, Inc.	†	2,018	23,994
Blount International, Inc.	*†	1,532	13,191
Briggs & Stratton Corp.	†	1,822	24,305
Bucyrus International, Inc.		2,860	81,682
Caterpillar, Inc.		24,209	799,865
Chart Industries, Inc.	*	1,070	19,453
CIRCOR International, Inc.		711	16,787
CLARCOR, Inc.	†	2,354	68,713
Crane Co.		2,467	55,039
Cummins, Inc.		7,020	247,174
Danaher Corp.		9,574	591,099
Deere & Co.		16,558	661,492
Donaldson Co., Inc.	†	3,810	131,978

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Dover Corp.		7,805	$258,267
Eaton Corp.		5,791	258,337
EnPro Industries, Inc.	*†	981	17,668
ESCO Technologies, Inc.	*†	1,222	54,746
Federal Signal Corp.	†	2,159	16,516
Flow International Corp.	*	2,200	5,170
Flowserve Corp.		2,375	165,799
Force Protection, Inc.	*	3,825	33,813
FreightCar America, Inc.	†	900	15,129
Gardner Denver, Inc.	*	1,836	46,212
Graco, Inc.		2,883	63,484
Harsco Corp.		3,646	103,182
Hurco Cos., Inc.	*	300	4,689
IDEX Corp.	†	3,304	81,179
Illinois Tool Works, Inc.		16,615	620,404
Ingersoll-Rand Co., Ltd., Class A (Bermuda)	*†	1,340	28,006
John Bean Technologies Corp.		1,164	14,573
Joy Global, Inc.		4,599	164,276
Kadant, Inc.	*	721	8,140
Kaydon Corp.	†	1,422	46,300
Kennametal, Inc.		3,196	61,299
Lincoln Electric Holdings, Inc.	†	1,877	67,647
Lindsay Corp.	†	808	26,745
Manitowoc Co., Inc. (The)	†	5,044	26,531
Middleby Corp.	*†	984	43,217
Mueller Industries, Inc.		1,592	33,114
Mueller Water Products, Inc., Class A		3,000	11,220
NACCO Industries, Inc., Class A		309	8,874
Navistar International Corp.	*	2,436	106,210
Nordson Corp.	†	1,522	58,841
Oshkosh Corp.		2,868	41,701
PACCAR, Inc.	†	14,853	482,871
Pall Corp.		5,186	137,740
Parker Hannifin Corp.		7,453	320,181
Pentair, Inc.		3,618	92,693
Robbins & Myers, Inc.	†	1,736	33,418
Sauer-Danfoss, Inc.		1,531	9,385
SPX Corp.		2,157	105,628
Tecumseh Products Co., Class A	*	712	6,914
Tennant Co.		1,280	23,539
Terex Corp.	*	4,124	49,777
Timken Co.		3,702	63,230
Titan International, Inc.	†	1,356	10,129
Toro Co.	†	1,020	30,498
Trinity Industries, Inc.	†	3,051	41,555
Valmont Industries, Inc.		1,162	83,757
Wabash National Corp.	†	1,395	977
Wabtec Corp.	†	1,737	55,879
Watts Water Technologies, Inc., Class A		1,225	26,387
			7,034,332
Marine—0.0%
Alexander & Baldwin, Inc.		1,466	34,363
American Commercial Lines, Inc.	*†	500	7,740
Eagle Bulk Shipping, Inc.	†	3,648	17,109
Excel Maritime Carriers Ltd. (Greece)	†	2,810	18,912
Genco Shipping & Trading Ltd.	†	2,042	44,352
Horizon Lines, Inc., Class A	†	2,035	$7,855
Kirby Corp.	*	2,358	74,961
			205,292
Media—2.5%
4Kids Entertainment, Inc.	*†	605	1,264
A.H. Belo Corp., Class A	†	944	925
Alloy, Inc.	*	462	2,444
Arbitron, Inc.		1,298	20,625
Ascent Media Corp., Class A	*	545	14,486
Belo Corp., Class A		4,721	8,451
Cablevision Systems Corp., Class A		9,044	175,544
CBS Corp., Class B		25,719	177,975
CKX, Inc.	*	1,800	12,762
Clear Channel Outdoor Holdings, Inc., Class A	*	2,500	13,250
Comcast Corp., Class A		109,481	1,586,380
Crown Media Holdings, Inc., Class A	*†	5,899	9,851
Cumulus Media, Inc., Class A	*	2,174	2,022
DIRECTV Group, Inc. (The)	*†	19,035	470,355
Discovery Communications, Inc., Series A	*	5,451	122,920
Discovery Communications, Inc., Series C	*	5,451	111,909
DISH Network Corp., Class A	*	9,386	152,147
DreamWorks Animation SKG, Inc., Class A	*†	1,300	35,867
E.W. Scripps Co., (The), Class A		1,204	2,516
EDCI Holdings, Inc.	*	214	1,123
Emmis Communications Corp., Class A	*	1,175	352
Entercom Communications Corp., Class A	†	2,183	3,340
Entravision Communications Corp., Class A	*	2,852	1,369
Gannett Co., Inc.	†	7,301	26,065
Gray Television, Inc.	†	1,838	901
Harris Interactive, Inc.	*	2,730	1,119
Harte-Hanks, Inc.		3,119	28,851
Image Entertainment, Inc.	*†	299	293
Interactive Data Corp.		1,521	35,196
Interpublic Group of Cos., Inc.	*	17,203	86,875
John Wiley & Sons, Inc., Class A	†	2,491	82,826
Journal Communications, Inc., Class A	†	3,900	4,095
Lamar Advertising Co., Class A	*†	3,479	53,124
Lee Enterprises, Inc.	†	1,973	1,046
Liberty Global, Inc., Series A	*†	13,426	213,339
Liberty Media Corp. - Capital, Series A	*	5,451	73,916
Liberty Media Corp. - Entertainment, Series A	*†	21,804	583,257
LIN TV Corp., Class A	*	1,419	2,384
Live Nation, Inc.	*	2,705	13,146
LodgeNet Interactive Corp.	*	1,250	4,250
Marvel Entertainment, Inc.	*†	1,469	52,282
McClatchy Co. (The), Class A		2,444	1,222
McGraw-Hill Cos., Inc. (The)		13,196	397,332
Media General, Inc., Class A	†	952	2,009
Mediacom Communications Corp., Class A	*	3,433	17,543
Meredith Corp.		2,083	53,221
National CineMedia, Inc.		2,226	30,630
New Frontier Media, Inc.	*	3,808	9,139

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
New York Times Co. (The), Class A	†	5,682	$31,308
News Corp., Class A		91,998	838,102
Omnicom Group, Inc.		12,710	401,382
Playboy Enterprises, Inc., Class B	*	1,251	3,140
Primedia, Inc.	†	1,475	2,965
Radio One, Inc., Class A	*†	4,327	3,029
Radio Unica Communications Corp.	*‡δ	1,900	—
RCN Corp.	*†	2,597	15,504
Regal Entertainment Group, Class A		2,743	36,454
Regent Communications, Inc.	*	1,600	355
Salem Communications Corp., Class A	*	850	816
Scholastic Corp.	†	1,845	36,513
Scripps Networks Interactive, Inc., Class A		3,612	100,522
Sinclair Broadcast Group, Inc., Class A	†	2,049	3,975
Sirius XM Radio, Inc.	*†	88,505	38,057
Time Warner Cable, Inc.		13,815	437,521
Time Warner, Inc.		47,696	1,201,462
Valassis Communications, Inc.	*†	2,236	13,662
Value Line, Inc.		573	18,834
Viacom, Inc., Class B	*	22,554	511,976
Virgin Media, Inc.		10,479	97,979
Walt Disney Co. (The)		68,450	1,596,938
Washington Post Co. (The), Class B		258	90,862
World Wrestling Entertainment, Inc., Class A	†	1,030	12,937
			10,196,231
Metals & Mining—0.9%
AK Steel Holding Corp.		5,009	96,123
Alcoa, Inc.	†	32,213	332,760
Allegheny Technologies, Inc.	†	3,350	117,016
AMCOL International Corp.		1,186	25,594
Brush Engineered Materials, Inc.	*†	1,122	18,794
Carpenter Technology Corp.		1,882	39,164
Century Aluminum Co.	*†	865	5,389
Cliffs Natural Resources, Inc.		4,072	99,642
Coeur d’Alene Mines Corp.	*†	2,145	26,384
Commercial Metals Co.		4,080	65,402
Compass Minerals International, Inc.		1,915	105,153
Freeport-McMoRan Copper & Gold, Inc.		15,687	786,076
Hecla Mining Co.	*†	4,124	11,052
Newmont Mining Corp.		17,560	717,677
Nucor Corp.		10,763	478,200
Reliance Steel & Aluminum Co.		2,966	113,865
Rock of Ages Corp.	*	1,387	2,864
Royal Gold, Inc.	†	1,153	48,080
RTI International Metals, Inc.	*	1,363	24,084
Schnitzer Steel Industries, Inc., Class A		693	36,632
Southern Copper Corp.	†	8,700	177,828
Steel Dynamics, Inc.		8,080	119,018
Stillwater Mining Co.	*†	3,727	21,281
Titanium Metals Corp.		5,344	49,111
United States Steel Corp.	†	4,607	164,654
Walter Energy, Inc.		1,640	$59,434
Worthington Industries, Inc.		3,575	45,724
			3,787,001
Multiline Retail—0.7%
99 Cents Only Stores	*†	3,207	43,551
Big Lots, Inc.	*	3,509	73,794
Dillard’s, Inc., Class A	†	3,454	31,777
Dollar Tree, Inc.	*	3,266	137,498
Family Dollar Stores, Inc.		6,556	185,535
Fred’s, Inc., Class A	†	1,781	22,441
J.C. Penney Co., Inc.		7,928	227,613
Kohl’s Corp.	*	11,086	473,926
Macy’s, Inc.		16,688	196,251
Nordstrom, Inc.	†	6,901	137,261
Retail Ventures, Inc.	*	1,372	2,991
Saks, Inc.	*†	5,811	25,743
Sears Holdings Corp.	*†	2,519	167,564
Target Corp.		27,222	1,074,452
Tuesday Morning Corp.	*	1,816	6,120
			2,806,517
Multi-Utilities—1.3%
Alliant Energy Corp.		4,491	117,350
Ameren Corp.		8,429	209,798
Avista Corp.		1,759	31,328
Black Hills Corp.		2,041	46,923
Centerpoint Energy, Inc.		12,705	140,771
CH Energy Group, Inc.	†	694	32,410
CMS Energy Corp.		6,681	80,706
Consolidated Edison, Inc.	†	10,767	402,901
Dominion Resources, Inc.		22,974	767,791
DTE Energy Co.		6,985	223,520
Integrys Energy Group, Inc.		2,691	80,703
MDU Resources Group, Inc.		7,657	145,253
NiSource, Inc.		10,893	127,012
NorthWestern Corp.		1,449	32,979
NSTAR		4,374	140,449
OGE Energy Corp.		3,358	95,099
PG&E Corp.		13,709	526,974
PNM Resources, Inc.		2,169	23,230
Public Service Enterprise Group, Inc.		19,514	636,742
SCANA Corp.		4,791	155,564
Sempra Energy		8,687	431,136
TECO Energy, Inc.		7,797	93,018
Vectren Corp.	†	3,706	86,832
Wisconsin Energy Corp.		4,564	185,800
Xcel Energy, Inc.		16,552	304,722
			5,119,011
Office Electronics—0.1%
Xerox Corp.		36,218	234,693
Zebra Technologies Corp., Class A	*†	2,988	70,696
			305,389
Oil, Gas & Consumable Fuels—9.6%
Adams Resources & Energy, Inc.		1,462	25,073
Alpha Natural Resources, Inc.	*†	2,447	64,283
Anadarko Petroleum Corp.		19,246	873,576
Apache Corp.		12,742	919,335
APCO Argentina, Inc.		2,488	47,844
Arch Coal, Inc.	†	5,284	81,215
Arena Resources, Inc.	*†	1,202	38,284
Atlas America, Inc.	†	2,578	46,069

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Atlas Pipeline Partners LP		3,772	$30,025
ATP Oil & Gas Corp.	*†	685	4,768
Berry Petroleum Co., Class A	†	2,902	53,948
Blue Dolphin Energy Co.	*	3,650	1,533
BP Prudhoe Bay Royalty Trust		1,105	76,245
BPZ Resources, Inc.	*†	4,003	19,575
BreitBurn Energy Partners LP		2,728	20,951
Buckeye Partners LP		1,400	59,962
Cabot Oil & Gas Corp.		4,548	139,351
Callon Petroleum Co.	*	779	1,542
Carrizo Oil & Gas, Inc.	*†	1,800	30,870
Chesapeake Energy Corp.		24,112	478,141
Chevron Corp.		79,067	5,238,189
Cimarex Energy Co.	†	2,681	75,980
Clayton Williams Energy, Inc.	*	550	10,378
CNX Gas Corp.	*	1,100	28,897
Comstock Resources, Inc.	*	1,735	57,342
Concho Resources, Inc.	*	1,982	56,864
ConocoPhillips		51,783	2,177,993
Consol Energy, Inc.		7,462	253,410
Contango Oil & Gas Co.	*	902	38,326
Copano Energy LLC		2,400	38,520
Cross Timbers Royalty Trust		575	14,318
Crosstex Energy LP		2,434	7,618
Crosstex Energy, Inc.		2,100	8,736
CVR Energy, Inc.	*	5,235	38,373
DCP Midstream Partners LP		2,517	54,493
Delta Petroleum Corp.	*	2,709	5,228
Denbury Resources, Inc.	*	8,932	131,568
Devon Energy Corp.		16,306	888,677
DHT Maritime, Inc. (Jersey, Channel Islands)		4,173	21,741
Dorchester Minerals LP		2,200	50,248
Duncan Energy Partners LP		1,643	26,567
El Paso Corp.		25,233	232,901
Enbridge Energy Management LLC	*	1,518	55,027
Enbridge Energy Partners LP		1,775	68,480
Encore Acquisition Co.	*†	2,062	63,613
Encore Energy Partners LP		1,940	27,742
Energy Transfer Equity LP		6,038	153,184
Energy Transfer Partners LP		2,777	112,441
Enterprise Products Partners LP		11,808	294,492
EOG Resources, Inc.		9,358	635,595
Evergreen Energy, Inc.	*	4,989	4,889
EXCO Resources, Inc.	*	8,720	112,662
Exxon Mobil Corp.		194,231	13,578,689
Forest Oil Corp.	*†	3,820	56,994
Foundation Coal Holdings, Inc.		2,560	71,962
Frontier Oil Corp.	†	4,576	59,991
FX Energy, Inc.	*	3,496	13,250
General Maritime Corp.	†	2,541	25,130
Genesis Energy LP		2,205	28,048
GMX Resources, Inc.	*†	1,297	13,800
Goodrich Petroleum Corp.	*†	1,566	38,508
Hess Corp.		10,910	586,412
Holly Corp.	†	1,972	35,457
Holly Energy Partners LP		960	30,480
Hugoton Royalty Trust		1,669	24,100
Inergy LP		1,700	43,333
International Coal Group, Inc.	*†	4,900	14,014
James River Coal Co.	*	1,500	22,695
Kinder Morgan Energy Partners LP		5,910	302,119
Kinder Morgan Management LLC	*	2,249	101,587
K-Sea Transportation Partners LP		1,467	$28,768
Linn Energy LLC		3,543	69,337
Magellan Midstream Holdings LP		2,293	48,107
Magellan Midstream Partners LP		2,000	69,520
Marathon Oil Corp.		28,613	862,110
Mariner Energy, Inc.	*	3,261	38,317
MarkWest Energy Partners LP		3,584	65,229
Massey Energy Co.		3,053	59,656
McMoRan Exploration Co.	*	2,961	17,648
Meridian Resource Corp.	*†	2,950	1,032
Murphy Oil Corp.	†	7,512	408,052
Natural Resource Partners LP		2,000	42,100
Newfield Exploration Co.	*	5,246	171,387
Noble Energy, Inc.		6,772	399,345
NuStar Energy LP		1,500	81,045
NuStar GP Holdings LLC		1,450	33,495
Occidental Petroleum Corp.		31,813	2,093,614
ONEOK Partners LP		1,650	75,553
Overseas Shipholding Group, Inc.	†	1,587	54,021
Parallel Petroleum Corp.	*	2,700	5,238
Patriot Coal Corp.	*†	2,992	19,089
Peabody Energy Corp.		10,424	314,388
Penn Virginia Corp.		1,433	23,458
Penn Virginia Resource Partners LP		1,600	21,712
PetroHawk Energy Corp.	*	9,713	216,600
Petroleum Development Corp.	*	1,250	19,612
Petroquest Energy, Inc.	*†	3,346	12,347
Pioneer Natural Resources Co.		5,801	147,925
Plains All American Pipeline LP		3,917	166,668
Plains Exploration & Production Co.	*	5,227	143,011
Quicksilver Resources, Inc.	*†	3,960	36,788
Range Resources Corp.	†	5,516	228,418
Regency Energy Partners LP		3,215	46,810
Rentech, Inc.	*†	7,800	4,446
Rosetta Resources, Inc.	*†	3,400	29,750
SandRidge Energy, Inc.	*†	3,220	27,434
Ship Finance International Ltd. (Bermuda)	†	3,352	36,973
Southern Union Co.		3,367	61,919
Southwestern Energy Co.	*	12,144	471,794
Spectra Energy Corp.		23,691	400,852
St. Mary Land & Exploration Co.		2,262	47,208
Stone Energy Corp.	*	1,208	8,963
Sunoco Logistics Partners LP		950	51,509
Sunoco, Inc.		5,446	126,347
Swift Energy Co.	*	1,142	19,014
Syntroleum Corp.	*†	1,246	2,754
Targa Resources Partners LP		2,566	35,590
TC Pipelines LP		1,100	38,269
Teekay Corp. (Canada)		1,691	35,562
Teekay LNG Partners LP (Bahamas)	†	1,455	28,372
TEPPCO Partners LP		2,500	74,650
Tesoro Corp.	†	6,846	87,150
Ultra Petroleum Corp.	*	6,082	237,198
USEC, Inc.	*†	7,347	39,086
Vaalco Energy, Inc.	*	3,800	16,074
Valero Energy Corp.		21,104	356,447
Verenium Corp.	*	1,790	1,360
Warren Resources, Inc.	*	3,600	8,820
Western Refining, Inc.	*†	2,500	17,650

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Whiting Petroleum Corp.	*	1,242	$43,669
Williams Cos., Inc. (The)		24,207	377,871
Williams Partners LP		1,275	23,026
Williams Pipeline Partners LP		1,747	31,551
World Fuel Services Corp.	†	960	39,581
XTO Energy, Inc.		21,704	827,791
			38,672,731
Paper & Forest Products—0.2%
Buckeye Technologies, Inc.	*	1,251	5,617
Clearwater Paper Corp.	*†	462	11,684
Deltic Timber Corp.	†	724	25,680
Domtar Corp. (Canada)	*	1,388	23,013
Glatfelter		1,740	15,486
International Paper Co.		14,370	217,418
Louisiana-Pacific Corp.	*†	4,396	15,035
MeadWestvaco Corp.		6,398	104,991
Neenah Paper, Inc.		652	5,744
Schweitzer-Mauduit International, Inc.		724	19,700
Wausau Paper Corp.		1,903	12,788
Weyerhaeuser Co.		8,921	271,466
			728,622
Personal Products—0.2%
Alberto-Culver Co.		3,659	93,048
Avon Products, Inc.		17,888	461,153
Chattem, Inc.	*†	872	59,383
Elizabeth Arden, Inc.	*	1,017	8,878
Estee Lauder Cos., Inc. (The), Class A		3,747	122,415
Herbalife Ltd. (Cayman Islands)		848	26,746
Mead Johnson Nutrition Co., Class A	*	1,182	37,552
Medifast, Inc.	*†	734	8,412
NBTY, Inc.	*†	2,664	74,912
Nu Skin Enterprises, Inc., Class A		3,018	46,175
USANA Health Sciences, Inc.	*†	593	17,630
			956,304
Pharmaceuticals—6.0%
Abbott Laboratories		60,081	2,826,210
Adolor Corp.	*	1,927	3,392
Allergan, Inc.		11,928	567,534
AVANIR Pharmaceuticals, Inc., Class A	*†	1,500	3,330
Bristol-Myers Squibb Co.		79,233	1,609,222
Columbia Laboratories, Inc.	*†	1,819	2,074
CPEX Pharmaceuticals, Inc.	*	71	709
Cypress Bioscience, Inc.	*	1,560	14,695
Discovery Laboratories, Inc.	*†	2,566	2,643
Durect Corp.	*	1,900	4,522
Eli Lilly & Co.		37,735	1,307,140
Emisphere Technologies, Inc.	*†	772	787
Endo Pharmaceuticals Holdings, Inc.	*	4,151	74,386
Forest Laboratories, Inc.	*	12,889	323,643
Heska Corp.	*	4,462	1,651
Hi-Tech Pharmacal Co., Inc.	*	862	7,672
Hollis-Eden Pharmaceuticals, Inc.	*	954	477
Inspire Pharmaceuticals, Inc.	*	1,369	7,612
Johnson & Johnson		108,884	6,184,611
King Pharmaceuticals, Inc.	*	10,009	96,387
KV Pharmaceutical Co., Class A	*†	2,179	$6,995
MDRNA, Inc.	*†	1,500	2,070
Medicines Co. (The)	*	2,018	16,931
Medicis Pharmaceutical Corp., Class A		2,422	39,527
Merck & Co., Inc.		84,955	2,375,342
Mylan, Inc.	*†	10,732	140,053
Noven Pharmaceuticals, Inc.	*†	1,350	19,305
Optimer Pharmaceuticals, Inc.	*	2,592	38,802
Pain Therapeutics, Inc.	*	1,318	7,078
Par Pharmaceutical Cos., Inc.	*†	1,362	20,634
Penwest Pharmaceuticals Co.	*	930	2,650
Perrigo Co.		2,922	81,173
Pfizer, Inc.		266,021	3,990,315
Pozen, Inc.	*	1,014	7,788
Questcor Pharmaceuticals, Inc.	*†	4,217	21,085
Salix Pharmaceuticals Ltd.	*†	2,346	23,155
Schering-Plough Corp.		63,836	1,603,560
Sepracor, Inc.	*	4,575	79,239
SuperGen, Inc.	*†	1,338	2,689
Valeant Pharmaceuticals International	*†	3,473	89,326
Viropharma, Inc.	*	4,061	24,082
Vivus, Inc.	*	1,400	8,512
Watson Pharmaceuticals, Inc.	*	4,480	150,931
Wyeth		52,091	2,364,410
XenoPort, Inc.	*	1,939	44,927
			24,199,276
Professional Services—0.3%
Administaff, Inc.	†	1,143	26,598
Advisory Board Co. (The)	*	950	24,415
Barrett Business Services, Inc.		2,203	23,132
CDI Corp.		1,131	12,611
Corporate Executive Board Co. (The)	†	1,507	31,285
CoStar Group, Inc.	*	770	30,700
CRA International, Inc.	*	986	27,371
Diamond Management & Technology Consultants, Inc.		1,431	6,010
Dun & Bradstreet Corp.		2,641	214,476
Equifax, Inc.		5,325	138,983
FTI Consulting, Inc.	*	1,735	87,999
Heidrick & Struggles International, Inc.	†	865	15,786
Huron Consulting Group, Inc.	*†	988	45,675
IHS, Inc., Class A	*	1,414	70,516
Kelly Services, Inc., Class A		1,173	12,844
Kforce, Inc.	*†	297	2,456
Korn/Ferry International	*†	1,624	17,279
Manpower, Inc.		3,593	152,128
Monster Worldwide, Inc.	*†	4,681	55,283
MPS Group, Inc.	*	3,706	28,314
Navigant Consulting, Inc.	*†	2,313	29,884
On Assignment, Inc.	*†	1,243	4,860
RCM Technologies, Inc.	*	1,593	3,537
Resources Connection, Inc.	*	2,060	35,370
Robert Half International, Inc.	†	7,107	167,867
School Specialty, Inc.	*†	854	17,259
Spherion Corp.	*	2,689	11,079
TrueBlue, Inc.	*	2,485	20,874
Volt Information Sciences, Inc.	*	1,249	7,831
Watson Wyatt Worldwide, Inc., Class A		1,600	60,048
			1,382,470

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Real Estate Investment Trusts (REITs)—1.7%
Acadia Realty Trust REIT	†	1,368	$17,852
Agree Realty Corp. REIT		814	14,921
Alesco Financial, Inc. REIT	*†	4,213	3,328
Alexander’s, Inc. REIT		78	21,029
Alexandria Real Estate Equities, Inc. REIT	†	1,245	44,558
AMB Property Corp. REIT	†	6,265	117,845
American Campus Communities, Inc. REIT		1,699	37,684
Annaly Capital Management, Inc. REIT		21,591	326,888
Anthracite Capital, Inc. REIT	†	1,100	682
Anworth Mortgage Asset Corp. REIT		8,261	59,562
Apartment Investment & Management Co., Class A REIT		5,659	50,082
Arlington Asset Investment Corp., Class A REIT	*†	6,080	2,310
Ashford Hospitality Trust, Inc. REIT		4,200	11,802
AvalonBay Communities, Inc. REIT	†	3,214	179,791
BioMed Realty Trust, Inc. REIT	†	1,400	14,322
Boston Properties, Inc. REIT	†	4,700	224,190
Brandywine Realty Trust REIT		6,105	45,482
BRE Properties, Inc. REIT		2,433	57,808
BRT Realty Trust REIT		355	1,597
Camden Property Trust REIT	†	2,058	56,801
Capital Trust, Inc., Class A REIT	†	523	758
Capstead Mortgage Corp. REIT		2,400	30,504
CBL & Associates Properties, Inc. REIT	†	10,788	58,147
Cedar Shopping Centers, Inc. REIT		583	2,635
Chimera Investment Corp. REIT		26,811	93,570
Colonial Properties Trust REIT	†	1,962	14,519
Corporate Office Properties Trust REIT	†	1,904	55,844
Cousins Properties, Inc. REIT	†	2,376	20,196
DCT Industrial Trust, Inc. REIT		6,576	26,830
Developers Diversified Realty Corp. REIT		5,031	24,551
DiamondRock Hospitality Co. REIT		3,930	24,602
Digital Realty Trust, Inc. REIT	†	2,000	71,700
Douglas Emmett, Inc. REIT	†	4,212	37,866
Duke Realty Corp. REIT		5,609	49,191
DuPont Fabros Technology, Inc. REIT		4,666	43,954
Eastern Light Capital, Inc. REIT	*	799	3,544
EastGroup Properties, Inc. REIT		1,538	50,785
Entertainment Properties Trust REIT	†	2,733	56,300
Equity Lifestyle Properties, Inc. REIT		1,140	42,385
Equity One, Inc. REIT	†	2,619	34,728
Equity Residential REIT	†	10,587	235,349
Essex Property Trust, Inc. REIT	†	807	50,220
Extra Space Storage, Inc. REIT	†	3,500	$29,225
Federal Realty Investment Trust REIT	†	2,295	118,238
FelCor Lodging Trust, Inc. REIT		3,135	7,712
First Industrial Realty Trust, Inc. REIT	†	1,599	6,956
First Potomac Realty Trust REIT		1,628	15,873
Franklin Street Properties Corp. REIT		2,200	29,150
Getty Realty Corp. REIT	†	1,747	32,966
Glimcher Realty Trust REIT		1,584	4,594
Gramercy Capital Corp. REIT	*	2,182	3,513
Hatteras Financial Corp. REIT	†	1,935	55,322
HCP, Inc. REIT		10,215	216,456
Health Care REIT, Inc. REIT	†	3,457	117,884
Healthcare Realty Trust, Inc. REIT	†	1,881	31,657
Highwoods Properties, Inc. REIT		2,393	53,531
HMG Courtland Properties REIT	*	1,450	5,452
Home Properties, Inc. REIT		1,390	47,399
Hospitality Properties Trust REIT		2,923	34,754
Host Hotels & Resorts, Inc. REIT		20,345	170,694
HRPT Properties Trust REIT	†	9,142	37,116
Inland Real Estate Corp. REIT	†	2,302	16,114
Investors Real Estate Trust REIT		2,989	26,572
iStar Financial, Inc. REIT	†	4,331	12,300
Kilroy Realty Corp. REIT	†	1,316	27,031
Kimco Realty Corp. REIT		15,341	154,177
Kite Realty Group Trust REIT		2,654	7,750
LaSalle Hotel Properties REIT	†	1,561	19,263
Lexington Realty Trust REIT	†	1,467	4,988
Liberty Property Trust REIT	†	3,172	73,083
LTC Properties, Inc. REIT		2,385	48,773
Macerich Co. (The) REIT	†	2,906	51,175
Mack-Cali Realty Corp. REIT		2,488	56,726
Maguire Properties, Inc. REIT	*†	1,199	1,019
Medical Properties Trust, Inc. REIT		3,172	19,254
MFA Financial, Inc. REIT		10,801	74,743
Mid-America Apartment Communities, Inc. REIT	†	1,240	45,520
Mission West Properties, Inc. REIT		1,417	9,678
Monmouth Real Estate Investment Corp., Class A REIT		3,275	19,191
National Health Investors, Inc. REIT		979	26,149
National Retail Properties, Inc. REIT	†	2,356	40,877
Nationwide Health Properties, Inc. REIT		3,720	95,753
Newcastle Investment Corp. REIT	†	754	498
NorthStar Realty Finance Corp. REIT	†	4,388	12,418
Omega Healthcare Investors, Inc. REIT		4,100	63,632
Pacific Office Properties Trust, Inc. REIT		1,050	4,090
Parkway Properties, Inc. REIT		986	12,818
Pennsylvania Real Estate Investment Trust REIT	†	1,510	7,550

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Plum Creek Timber Co., Inc. REIT	†	6,729	$200,390
PMC Commercial Trust REIT		865	5,735
Post Properties, Inc. REIT	†	2,078	27,928
Potlatch Corp. REIT		1,618	39,301
ProLogis REIT		18,076	145,693
PS Business Parks, Inc. REIT	†	599	29,016
Public Storage REIT		5,109	334,537
RAIT Financial Trust REIT		991	1,358
Ramco-Gershenson Properties Trust REIT		1,275	12,763
Rayonier, Inc. REIT		3,336	121,264
Realty Income Corp. REIT	†	4,138	90,705
Redwood Trust, Inc. REIT	†	1,008	14,878
Regency Centers Corp. REIT		2,545	88,846
Saul Centers, Inc. REIT		987	29,186
Senior Housing Properties Trust REIT	†	3,680	60,058
Simon Property Group, Inc. REIT	†	10,853	558,170
SL Green Realty Corp. REIT	†	1,985	45,536
Sovran Self Storage, Inc. REIT		1,269	31,217
Strategic Hotels & Resorts, Inc. REIT		2,904	3,223
Sun Communities, Inc. REIT		1,061	14,621
Sunstone Hotel Investors, Inc. REIT		2,559	13,691
Tanger Factory Outlet Centers, Inc. REIT		1,221	39,597
Taubman Centers, Inc. REIT	†	2,083	55,949
UDR, Inc. REIT	†	5,277	54,511
Universal Health Realty Income Trust REIT		1,333	42,016
U-Store-It Trust REIT		3,600	17,640
Ventas, Inc. REIT		5,373	160,438
Vornado Realty Trust REIT		6,413	288,760
Walter Investment Management Corp. REIT	*†	598	7,941
Washington Real Estate Investment Trust REIT	†	1,834	41,027
Weingarten Realty Investors REIT	†	3,474	50,408
			6,892,749
Real Estate Management & Development—0.1%
Brookfield Properties Corp. (Canada)	†	7,509	59,847
CB Richard Ellis Group, Inc., Class A	*	6,900	64,584
Forest City Enterprises, Inc., Class A	†	9,240	60,984
Forestar Group, Inc.	*	1,502	17,844
Grubb & Ellis Co.	†	652	522
Jones Lang LaSalle, Inc.		1,311	42,909
St. Joe Co. (The)	*†	3,582	94,887
Tejon Ranch Co.	*†	762	20,185
			361,762
Road & Rail—0.9%
Amerco, Inc.	*	805	29,906
Arkansas Best Corp.	†	903	23,794
Avis Budget Group, Inc.	*†	4,424	24,996
Burlington Northern Santa Fe Corp.		10,951	805,336
Con-way, Inc.		2,160	76,270
CSX Corp.		16,247	562,634
Dollar Thrifty Automotive Group, Inc.	*†	1,057	$14,745
Genesee & Wyoming, Inc., Class A	*	1,576	41,780
Heartland Express, Inc.	†	4,220	62,118
J.B. Hunt Transport Services, Inc.	†	3,964	121,021
Kansas City Southern	*†	2,513	40,484
Knight Transportation, Inc.	†	3,879	64,197
Landstar System, Inc.		2,256	81,013
Norfolk Southern Corp.		14,488	545,763
Old Dominion Freight Line, Inc.	*	1,783	59,855
PAM Transportation Services, Inc.	*†	338	1,849
Ryder System, Inc.		2,660	74,267
Saia, Inc.	*†	1,662	29,933
Union Pacific Corp.		19,618	1,021,313
Werner Enterprises, Inc.	†	2,915	52,820
YRC Worldwide, Inc.	*†	2,278	3,941
			3,738,035
Semiconductors & Semiconductor Equipment—2.6%
Actel Corp.	*†	1,140	12,232
Advanced Energy Industries, Inc.	*	1,428	12,838
Advanced Micro Devices, Inc.	*†	21,447	83,000
Aetrium, Inc.	*	614	1,038
Altera Corp.	†	10,928	177,908
Amkor Technology, Inc.	*†	7,211	34,108
Anadigics, Inc.	*	957	4,010
Analog Devices, Inc.		12,287	304,472
Applied Materials, Inc.		53,844	590,669
Applied Micro Circuits Corp.	*	3,186	25,902
Atheros Communications, Inc.	*†	2,700	51,948
Atmel Corp.	*†	18,733	69,874
ATMI, Inc.	*†	1,559	24,211
Axcelis Technologies, Inc.	*	4,095	1,884
AXT, Inc.	*	946	1,305
Broadcom Corp., Class A	*	16,147	400,284
Brooks Automation, Inc.	*	3,103	13,901
Cabot Microelectronics Corp.	*	1,049	29,676
California Micro Devices Corp.	*	745	1,833
Ceva, Inc.	*	692	6,007
Cirrus Logic, Inc.	*	2,946	13,257
Cohu, Inc.	†	859	7,714
Conexant Systems, Inc.	*	2,046	2,987
Cree, Inc.	*	3,097	91,021
Cymer, Inc.	*†	1,498	44,536
Cypress Semiconductor Corp.	*†	4,876	44,859
Diodes, Inc.	*	2,400	37,536
DSP Group, Inc.	*	1,194	8,071
Electroglas, Inc.	*	1,990	44
Entegris, Inc.	*	5,738	15,607
Exar Corp.	*	1,758	12,640
Fairchild Semiconductor International, Inc.	*†	4,903	34,272
FEI Co.	*†	1,368	31,327
Formfactor, Inc.	*†	1,417	24,429
FSI International, Inc.	*	1,479	606
Integrated Device Technology, Inc.	*	8,168	49,335
Integrated Silicon Solution, Inc.	*	1,269	3,363
Intel Corp.		218,122	3,609,919
International Rectifier Corp.	*	2,631	38,965
Intersil Corp., Class A		5,757	72,365
IXYS Corp.		1,329	13,449
KLA-Tencor Corp.		7,679	193,895

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Kopin Corp.	*	2,431	$8,922
Kulicke & Soffa Industries, Inc.	*	2,008	6,887
Lam Research Corp.	*†	5,335	138,710
Lattice Semiconductor Corp.	*	4,395	8,263
Linear Technology Corp.	†	8,638	201,697
LSI Corp.	*	30,700	139,992
LTX-Credence Corp.	*†	4,076	1,916
Marvell Technology Group Ltd. (Bermuda)	*	18,500	215,340
Mattson Technology, Inc.	*†	1,760	2,077
Maxim Integrated Products, Inc.		12,451	195,356
MEMC Electronic Materials, Inc.	*	8,113	144,493
Micrel, Inc.		3,731	27,311
Microchip Technology, Inc.	†	6,974	157,264
Micron Technology, Inc.	*	25,902	131,064
Microsemi Corp.	*	2,474	34,141
Mindspeed Technologies, Inc.	*†	801	1,722
MIPS Technologies, Inc.	*	2,228	6,684
MKS Instruments, Inc.	*	2,455	32,381
MoSys, Inc.	*	1,251	2,064
National Semiconductor Corp.	†	10,460	131,273
Netlogic Microsystems, Inc.	*†	1,068	38,939
Novellus Systems, Inc.	*	2,876	48,029
NVE Corp.	*	348	16,913
Nvidia Corp.	*	20,184	227,877
Omnivision Technologies, Inc.	*	2,354	24,458
ON Semiconductor Corp.	*	10,008	68,655
PDF Solutions, Inc.	*	974	2,484
Pericom Semiconductor Corp.	*	1,023	8,614
Photronics, Inc.	*	1,388	5,621
PLX Technology, Inc.	*†	1,050	3,959
PMC - Sierra, Inc.	*	7,045	56,078
Power Integrations, Inc.	†	1,952	46,438
QuickLogic Corp.	*	1,050	1,491
Rambus, Inc.	*†	4,071	63,060
Ramtron International Corp.	*	1,920	2,208
RF Micro Devices, Inc.	*	8,143	30,618
Rudolph Technologies, Inc.	*	1,247	6,883
Semitool, Inc.	*	1,060	4,897
Semtech Corp.	*	2,970	47,253
Sigma Designs, Inc.	*†	1,320	21,173
Silicon Image, Inc.	*	2,948	6,780
Silicon Laboratories, Inc.	*†	2,124	80,585
Silicon Storage Technology, Inc.	*	3,793	7,093
Skyworks Solutions, Inc.	*†	5,822	56,939
Standard Microsystems Corp.	*	806	16,483
Tegal Corp.	*	312	399
Teradyne, Inc.	*†	7,938	54,455
Tessera Technologies, Inc.	*	1,560	39,452
Texas Instruments, Inc.		52,415	1,116,440
Transwitch Corp.	*	3,432	1,699
Trident Microsystems, Inc.	*	3,018	5,251
TriQuint Semiconductor, Inc.	*	4,918	26,115
Ultratech, Inc.	*†	971	11,953
Varian Semiconductor Equipment Associates, Inc.	*†	3,367	80,774
Veeco Instruments, Inc.	*	1,294	14,997
Virage Logic Corp.	*	901	4,055
White Electronic Designs Corp.	*	514	2,380
Xilinx, Inc.	†	11,904	243,556
Zoran Corp.	*	1,650	17,985
			10,297,893
Software—4.1%
ACI Worldwide, Inc.	*	1,298	$18,120
Activision Blizzard, Inc.	*	23,814	300,771
Actuate Corp.	*	2,084	9,962
Adobe Systems, Inc.	*	20,400	577,320
Advent Software, Inc.	*†	1,451	47,578
American Software, Inc., Class A	†	1,950	11,232
ANSYS, Inc.	*†	2,396	74,659
Ariba, Inc.	*†	2,075	20,418
Authentidate Holding Corp.	*	1,023	1,228
Autodesk, Inc.	*	9,258	175,717
Blackbaud, Inc.	†	2,650	41,207
Blackboard, Inc.	*†	1,400	40,404
BMC Software, Inc.	*	8,825	298,197
Borland Software Corp.	*	2,936	3,787
CA, Inc.		17,506	305,130
Cadence Design Systems, Inc.	*	10,745	63,395
Callidus Software, Inc.	*	172	490
Chordiant Software, Inc.	*	1,859	6,748
Citrix Systems, Inc.	*	6,809	217,139
Compuware Corp.	*	7,505	51,484
Concur Technologies, Inc.	*†	2,083	64,740
Datawatch Corp.	*	3,500	5,775
Ebix, Inc.	*	2,739	85,785
Electronic Arts, Inc.	*	12,060	261,943
Entrust, Inc.	*	2,200	3,982
Epicor Software Corp.	*	1,693	8,973
EPIQ Systems, Inc.	*†	1,087	16,685
ePresence, Inc.	*‡δ	1,173	—
Evans & Sutherland Computer Co.	*	1,882	941
Evolving Systems, Inc.	*	1,054	2,740
Factset Research Systems, Inc.	†	1,490	74,306
Fair Isaac Corp.		3,039	46,983
FalconStor Software, Inc.	*	1,373	6,522
Informatica Corp.	*	3,171	54,509
Interactive Intelligence, Inc.	*	950	11,647
Intuit, Inc.	*	11,145	313,843
Jack Henry & Associates, Inc.		3,591	74,513
JDA Software Group, Inc.	*	1,256	18,790
Kenexa Corp.	*	1,681	19,449
Lawson Software, Inc.	*	8,700	48,546
Macrovision Solutions Corp.	*	3,817	83,249
Magma Design Automation, Inc.	*†	1,429	2,086
Manhattan Associates, Inc.	*†	1,346	24,524
McAfee, Inc.	*	6,724	283,686
Mentor Graphics Corp.	*	2,745	15,015
Micros Systems, Inc.	*†	3,428	86,797
Microsoft Corp.		311,954	7,415,147
MicroStrategy, Inc., Class A	*	513	25,763
Netscout Systems, Inc.	*†	1,250	11,725
Novell, Inc.	*	15,492	70,179
Nuance Communications, Inc.	*†	4,541	54,901
Oracle Corp.		152,206	3,260,253
Parametric Technology Corp.	*	4,423	51,705
Pegasystems, Inc.		2,141	56,480
Phoenix Technologies Ltd.	*	907	2,458
PLATO Learning, Inc.	*	1,825	7,300
Progress Software Corp.	*	1,322	27,987
QAD, Inc.	†	1,363	4,430
Quest Software, Inc.	*	3,847	53,627
Radiant Systems, Inc.	*	1,019	8,458
Red Hat, Inc.	*	7,251	145,963
Renaissance Learning, Inc.	†	1,353	12,461
S1 Corp.	*	2,636	18,188
Salesforce.com, Inc.	*†	3,583	136,763

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Scientific Learning Corp.	*	3,145	$6,133
Soapstone Networks, Inc.	*	711	2,972
Solera Holdings, Inc.	*	1,099	27,915
Sonic Foundry, Inc.	*	1,200	768
Sonic Solutions, Inc.	*	889	2,623
SonicWALL, Inc.	*	2,442	13,382
SourceForge, Inc.	*	2,018	2,522
SPSS, Inc.	*†	690	23,025
SumTotal Systems, Inc.	*	317	1,525
Sybase, Inc.	*	3,825	119,875
Symantec Corp.	*	34,469	536,338
Symyx Technologies, Inc.	*	1,374	8,038
Synopsys, Inc.	*	6,501	126,835
Take-Two Interactive Software, Inc.	*†	2,643	25,029
TeleCommunication Systems, Inc., Class A	*	1,200	8,532
THQ, Inc.	*	2,914	20,864
TIBCO Software, Inc.	*	8,337	59,776
TiVo, Inc.	*†	2,696	28,254
Tyler Technologies, Inc.	*	1,886	29,459
Ultimate Software Group, Inc.	*†	1,242	30,106
VASCO Data Security International, Inc.	*	3,804	27,807
Versant Corp.	*	330	4,970
VMware, Inc., Class A	*†	1,500	40,905
Wayside Technology Group, Inc.		1,787	12,670
Websense, Inc.	*	1,958	34,931
Wind River Systems, Inc.	*	3,206	36,741
			16,476,798
Specialty Retail—2.2%
A.C. Moore Arts & Crafts, Inc.	*	876	3,294
Aaron’s, Inc.	†	1,939	57,821
Abercrombie & Fitch Co., Class A	†	3,072	77,998
Advance Auto Parts, Inc.		4,485	186,083
Aeropostale, Inc.	*	3,604	123,509
American Eagle Outfitters, Inc.	†	8,736	123,789
America’s Car-Mart, Inc.	*†	354	7,257
AnnTaylor Stores Corp.	*†	2,733	21,809
Asbury Automotive Group, Inc.		1,342	13,742
AutoNation, Inc.	*†	5,363	93,048
AutoZone, Inc.	*	1,524	230,292
Barnes & Noble, Inc.	†	828	17,082
Bebe Stores, Inc.		790	5,435
Bed Bath & Beyond, Inc.	*	10,125	311,344
Best Buy Co., Inc.	†	13,673	457,909
Big 5 Sporting Goods Corp.		1,071	11,845
Blockbuster, Inc., Class A	*†	7,850	5,181
Borders Group, Inc.	*	3,342	12,299
Brown Shoe Co., Inc.	†	1,791	12,967
Buckle, Inc. (The)	†	1,236	39,268
Carmax, Inc.	*†	8,516	125,185
Casual Male Retail Group, Inc.	*	1,930	4,227
Cato Corp. (The), Class A		1,761	30,712
Charlotte Russe Holding, Inc.	*	1,100	14,168
Charming Shoppes, Inc.	*†	3,138	11,673
Chico’s FAS, Inc.	*†	7,236	70,406
Children’s Place Retail Stores, Inc. (The)	*†	1,144	30,236
Christopher & Banks Corp.	†	1,528	10,253
Coldwater Creek, Inc.	*	1,528	9,260
Collective Brands, Inc.	*†	2,964	43,185
Cost Plus, Inc.	*†	1,014	1,501
Destination Maternity Corp.	*	600	$10,008
Dick’s Sporting Goods, Inc.	*†	2,480	42,656
Dress Barn, Inc.	*†	1,900	27,170
Finish Line, Inc. (The), Class A		1,917	14,224
Foot Locker, Inc.		5,840	61,145
GameStop Corp., Class A	*	4,410	97,064
Gap, Inc. (The)		22,382	367,065
Genesco, Inc.	*	921	17,287
Group 1 Automotive, Inc.	†	1,068	27,789
Guess?, Inc.		3,548	91,467
Gymboree Corp.	*†	1,400	49,672
Haverty Furniture Cos., Inc.		1,111	10,166
Hibbett Sports, Inc.	*†	1,396	25,128
Home Depot, Inc.		67,122	1,586,093
Hot Topic, Inc.	*	1,824	13,333
J. Crew Group, Inc.	*†	2,206	59,606
Jo-Ann Stores, Inc.	*	1,266	26,168
JOS A. Bank Clothiers, Inc.	*†	577	19,883
Kirkland’s, Inc.	*	833	10,004
Limited Brands, Inc.		10,407	124,572
Lithia Motors, Inc., Class A		862	7,965
Lowe’s Cos., Inc.		57,560	1,117,240
MarineMax, Inc.	*†	800	2,752
Men’s Wearhouse, Inc. (The)		2,437	46,742
Midas, Inc.	*†	1,277	13,383
Monro Muffler, Inc.	†	991	25,479
Office Depot, Inc.	*	11,792	53,772
OfficeMax, Inc.	†	3,587	22,526
O’Reilly Automotive, Inc.	*†	5,624	214,162
Pacific Sunwear of California, Inc.	*	3,025	10,194
Penske Auto Group, Inc.	†	1,654	27,523
Pep Boys-Manny, Moe & Jack (The)	†	2,200	22,308
PetSmart, Inc.		5,983	128,395
Pier 1 Imports, Inc.	*	3,712	7,387
RadioShack Corp.		6,811	95,082
Rent-A-Center, Inc.	*	3,377	60,212
Ross Stores, Inc.	†	5,419	209,173
Sally Beauty Holdings, Inc.	*†	3,659	23,271
Select Comfort Corp.	*	2,104	1,767
Sherwin-Williams Co. (The)		3,738	200,917
Signet Jewelers Ltd. (Bermuda)		3,344	69,622
Sonic Automotive, Inc., Class A	†	1,649	16,754
Stage Stores, Inc.		2,236	24,820
Staples, Inc.		27,647	557,640
Stein Mart, Inc.	*	1,261	11,172
Systemax, Inc.	*	1,358	16,174
Talbots, Inc.	†	375	2,025
Tiffany & Co.		5,242	132,937
TJX Cos., Inc.		15,739	495,149
Tractor Supply Co.	*†	1,549	64,005
Trans World Entertainment Corp.	*	1,932	2,260
TravelCenters of America LLC	*	292	642
Tween Brands, Inc.	*	1,485	9,920
Urban Outfitters, Inc.	*†	5,012	104,600
West Marine, Inc.	*	803	4,425
Wet Seal, Inc. (The), Class A	*	1,246	3,825
Williams-Sonoma, Inc.		3,877	46,020
Zale Corp.	*†	2,300	7,912
			8,703,430
Textiles, Apparel & Luxury Goods—0.5%
Carter’s, Inc.	*	1,476	36,324
Charles & Colvard Ltd.	*	1,843	922
Cherokee, Inc.		994	19,701
Coach, Inc.		14,097	378,927

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Columbia Sportswear Co.	†	652	$20,160
CROCS, Inc.	*†	3,600	12,240
Culp, Inc.	*	888	4,440
Deckers Outdoor Corp.	*	645	45,324
Fossil, Inc.	*	3,154	75,948
Hallwood Group, Inc.		100	1,391
Hanesbrands, Inc.	*†	4,099	61,526
Iconix Brand Group, Inc.	*	2,737	42,095
Jones Apparel Group, Inc.	†	4,641	49,798
Kenneth Cole Productions, Inc., Class A	†	956	6,721
K-Swiss, Inc., Class A		1,476	12,546
Lazare Kaplan International, Inc.	*	1,139	2,916
Liz Claiborne, Inc.	†	4,930	14,198
Movado Group, Inc.	†	1,678	17,686
NIKE, Inc., Class B		10,910	564,920
Oxford Industries, Inc.		936	10,905
Phillips-Van Heusen Corp.		1,267	36,350
Polo Ralph Lauren Corp.		2,143	114,736
Quiksilver, Inc.	*	4,288	7,933
Skechers U.S.A., Inc., Class A	*†	1,935	18,905
Steven Madden Ltd.	*	751	19,113
Tarrant Apparel Group	*	1,106	885
Timberland Co. (The), Class A	*	2,970	39,412
Under Armour, Inc., Class A	*†	1,937	43,350
Unifi, Inc.	*	2,629	3,733
V.F. Corp.	†	3,785	209,500
Warnaco Group, Inc. (The)	*†	2,976	96,422
Wolverine World Wide, Inc.	†	2,589	57,113
			2,026,140
Thrifts & Mortgage Finance—0.3%
Anchor Bancorp Wisconsin, Inc.	†	1,411	1,834
Astoria Financial Corp.	†	3,465	29,730
Bank Mutual Corp.		3,756	32,752
BankAtlantic Bancorp, Inc., Class A	†	442	1,706
Beneficial Mutual Bancorp, Inc.	*†	969	9,302
Brookline Bancorp, Inc.	†	3,765	35,090
Capitol Federal Financial		2,115	81,068
CFS Bancorp, Inc.	†	1,873	7,923
Charter Financial Corp.	†	350	4,112
Corus Bankshares, Inc.	*	702	193
Dime Community Bancshares, Inc.		1,638	14,922
Doral Financial Corp. (Puerto Rico)	*†	221	552
Federal Home Loan Mortgage Corp.	*†	25,235	15,646
Federal National Mortgage Association	†	37,770	21,907
First Financial Service Corp.	†	402	6,999
First Niagara Financial Group, Inc.		4,217	48,158
Flagstar Bancorp, Inc.	*†	2,110	1,435
Guaranty Financial Group, Inc.	*†	1,502	285
Harrington West Financial Group, Inc.	*	1,171	1,546
Hudson City Bancorp, Inc.		20,250	269,123
MGIC Investment Corp.	†	4,084	17,970
NASB Financial, Inc.		528	15,101
New York Community Bancorp, Inc.	†	12,640	135,122
NewAlliance Bancshares, Inc.	†	4,600	52,900
Northwest Bancorp, Inc.		2,048	38,625
Ocwen Financial Corp.	*†	3,358	$43,553
Parkvale Financial Corp.		616	5,538
People’s United Financial, Inc.		6,597	99,219
PMI Group, Inc. (The)	†	3,929	7,779
Provident Financial Services, Inc.		943	8,581
Provident New York Bancorp		3,670	29,800
Radian Group, Inc.	†	3,844	10,456
Riverview Bancorp, Inc.		2,600	7,852
TFS Financial Corp.		3,398	36,087
Tree.com, Inc.	*	314	3,014
Triad Guaranty, Inc.	*†	692	471
Trustco Bank Corp.	†	3,435	20,301
United Western Bancorp, Inc.		973	9,195
Washington Federal, Inc.	†	3,379	43,927
Westfield Financial, Inc.		4,068	36,856
			1,206,630
Tobacco—1.4%
Alliance One International, Inc.	*	2,000	7,600
Altria Group, Inc.		82,016	1,344,242
Lorillard, Inc.		6,904	467,884
Philip Morris International, Inc.		77,475	3,379,460
Reynolds American, Inc.		6,595	254,699
Universal Corp.	†	1,078	35,693
Vector Group Ltd.		2,508	35,839
			5,525,417
Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc.	†	2,056	40,503
Beacon Roofing Supply, Inc.	*	2,570	37,162
Building Materials Holding Corp.	*	1,800	85
Fastenal Co.	†	5,638	187,012
GATX Corp.	†	1,766	45,422
H&E Equipment Services, Inc.	*	1,600	14,960
Interline Brands, Inc.	*	982	13,434
MSC Industrial Direct Co., Class A	†	1,782	63,225
United Rentals, Inc.	*†	2,798	18,159
W.W. Grainger, Inc.		2,817	230,656
Watsco, Inc.		553	27,058
WESCO International, Inc.	*	1,550	38,812
Willis Lease Finance Corp.	*	1,234	16,190
			732,678
Transportation Infrastructure—0.0%
Macquarie Infrastructure Co. LLC	†	2,000	8,220

Water Utilities—0.1%
American States Water Co.		1,261	43,681
American Water Works Co., Inc.		2,266	43,303
Aqua America, Inc.		4,329	77,489
California Water Service Group		965	35,551
Connecticut Water Service, Inc.		500	10,845
SJW Corp.	†	1,010	22,927
			233,796
Wireless Telecommunication Services—0.5%
American Tower Corp., Class A	*	15,861	500,097
Centennial Communications Corp.	*†	3,036	25,381

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Crown Castle International Corp.	*	8,983	$215,772
iPCS, Inc.	*	700	10,472
Leap Wireless International, Inc.	*†	2,100	69,153
MetroPCS Communications, Inc.	*	7,134	94,954
NII Holdings, Inc.	*	5,995	114,325
SBA Communications Corp., Class A	*†	4,064	99,731
Shenandoah Telecommunications Co.		1,200	24,348
Sprint Nextel Corp.	*	115,766	556,834
Telephone & Data Systems, Inc.		3,518	99,559
United States Cellular Corp.	*	680	26,146
			1,836,772
TOTAL COMMON STOCKS
(Cost $380,696,718)			389,353,383

RIGHTS—0.0%
Biotechnology—0.0%
Ligand Pharmaceuticals, Inc., Expires 12/31/2011	*‡δ	572	—
Pharmaceuticals—0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Germany), Expires 06/30/2011	*	1,756	474
Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.	*‡δ	2,806	—
TOTAL RIGHTS
(Cost $—)			474

WARRANTS—0.0%
Diversified Financial Services—0.0%
Equitex, Inc., Class A, Expires 02/07/2010	*‡δ	264	—
Equitex, Inc., Class B, Expires 02/07/2010	*‡δ	264	—
Pegasus Wireless Corp., Expires 12/31/2009	*‡δ	540	—
TOTAL WARRANTS
(Cost $—)			—

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.160%	09/10/2009	‡‡
(Cost $1,149,637)			$1,150,000	1,149,648

		Shares	Value
CASH EQUIVALENTS—11.0%
Institutional Money Market Funds—10.8%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		9,747,136	$9,747,136
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	3,030,514	3,030,514
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class	††	3,000,000	3,000,000
Invesco AIM Short-Term Investments Trust Liquid Assets Portfolio	††	9,500,000	9,500,000
Invesco AIM Short-Term Investments Trust Prime Assets Portfolio	††	17,900,000	17,900,000
			43,177,650

Coupon Rate	Maturity Date		Face	Value
Medium Term Note—0.2%
General Electric Capital Corp.
1.122%	10/26/2009	#††	$738,976	738,976
TOTAL CASH EQUIVALENTS
(Cost $43,916,626)				43,916,626
TOTAL INVESTMENTS—108.3%
(Cost $425,762,981)				434,420,131
Other assets less liabilities—(8.3%)				(33,389,095)
NET ASSETS—100.0%				$401,031,036

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Non-income producing.

‡	Security valued at fair value as determined by policies approved by the Board of Directors.

δ	Security has no market value at June 30, 2009.

‡‡	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—98.4%
Aerospace & Defense—1.0%
AAR Corp.	*†	3,869	$62,098
Alliant Techsystems, Inc.	*	2,524	207,877
American Science & Engineering, Inc.		1,020	70,502
Applied Signal Technology, Inc.		2,274	58,010
Astronics Corp.	*†	716	7,439
Astronics Corp., Class B	*	179	1,902
Axsys Technologies, Inc.	*	885	47,471
BE Aerospace, Inc.	*†	8,464	121,543
Ceradyne, Inc.	*†	2,334	41,218
Cubic Corp.		1,262	45,167
Curtiss-Wright Corp.	†	3,943	117,225
Ducommun, Inc.		852	16,009
DynCorp International, Inc., Class A	*	1,953	32,791
Esterline Technologies Corp.	*	2,519	68,189
GenCorp, Inc.	*†	4,016	7,671
HEICO Corp., Class A		2,477	72,477
Herley Industries, Inc.	*	1,550	17,004
Hexcel Corp.	*†	8,244	78,565
Innovative Solutions & Support, Inc.		1,200	5,364
Kratos Defense & Security Solutions, Inc.	*	14,428	12,841
Ladish Co., Inc.	*†	2,037	26,420
Moog, Inc., Class A	*	3,584	92,503
Orbital Sciences Corp.	*†	5,400	81,918
Spirit Aerosystems Holdings, Inc., Class A	*	9,864	135,531
Stanley, Inc.	*†	1,217	40,015
Taser International, Inc.	*	6,942	31,656
Teledyne Technologies, Inc.	*	2,702	88,491
TransDigm Group, Inc.	*	3,242	117,360
Triumph Group, Inc.		1,480	59,200
			1,764,457
Air Freight & Logistics—0.2%
Air T, Inc.		563	4,622
Air Transport Services Group, Inc.	*†	5,626	13,052
Atlas Air Worldwide Holdings, Inc.	*	1,188	27,550
Dynamex, Inc.	*	2,145	33,012
Forward Air Corp.	†	2,629	56,050
HUB Group, Inc., Class A	*	3,172	65,470
Pacer International, Inc.		3,711	8,275
UTi Worldwide, Inc. (Virgin Islands, British)	*	8,059	91,873
			299,904
Airlines—0.6%
Airtran Holdings, Inc.	*	12,396	76,731
Alaska Air Group, Inc.	*	3,191	58,268
Allegiant Travel Co.	*†	1,751	69,410
AMR Corp.	*	22,611	90,896
Continental Airlines, Inc., Class B	*†	9,300	82,398
Delta Air Lines, Inc.	*	66,469	384,856
ExpressJet Holdings, Inc.	*	387	534
JetBlue Airways Corp.	*†	23,246	99,260
Mesa Air Group, Inc.	*	2,928	293
Pinnacle Airlines Corp.	*	4,709	13,232
Republic Airways Holdings, Inc.	*	3,638	23,756
Skywest, Inc.		5,070	51,714
UAL Corp.	*	10,705	$34,149
US Airways Group, Inc.	*	8,416	20,451
			1,005,948
Auto Components—0.7%
American Axle & Manufacturing Holdings, Inc.		2,814	9,680
Amerigon, Inc.	*†	6,624	40,406
ArvinMeritor, Inc.	†	5,690	24,979
BorgWarner, Inc.		10,675	364,551
Cooper Tire & Rubber Co.	†	3,864	38,331
Dana Holding Corp.	*	5,121	6,555
Drew Industries, Inc.	*†	1,570	19,107
Exide Technologies	*†	9,741	36,334
Fuel Systems Solutions, Inc.	*†	2,117	42,742
Gentex Corp.		11,177	129,653
Lear Corp.	*	4,509	2,255
Modine Manufacturing Co.		8,209	39,403
Proliance International, Inc.	*‡	2,240	224
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	11,052	8,522
Shiloh Industries, Inc.	*	1,441	5,317
Spartan Motors, Inc.		6,140	69,566
Standard Motor Products, Inc.		2,540	21,006
Strattec Security Corp.		124	1,711
Superior Industries International, Inc.		2,013	28,383
Tenneco, Inc.	*	7,951	84,281
TRW Automotive Holdings Corp.	*	7,855	88,762
WABCO Holdings, Inc.		6,612	117,033
			1,178,801
Automobiles—0.1%
Thor Industries, Inc.		3,595	66,040
Winnebago Industries, Inc.		3,534	26,258
			92,298
Beverages—0.3%
Boston Beer Co., Inc., Class A	*†	1,180	34,916
Central European Distribution Corp.	*	3,976	105,642
Coca-Cola Bottling Co. Consolidated		437	24,092
Hansen Natural Corp.	*	6,439	198,450
Jones Soda Co.	*†	1,928	2,140
National Beverage Corp.	*†	766	8,158
PepsiAmericas, Inc.		5,363	143,782
			517,180
Biotechnology—2.8%
Aastrom Biosciences, Inc.	*†	3,290	1,390
Abraxis Bioscience, Inc.	*	903	33,285
Acorda Therapeutics, Inc.	*	3,687	103,937
Alexion Pharmaceuticals, Inc.	*†	7,119	292,733
Alkermes, Inc.	*	8,470	91,645
Allos Therapeutics, Inc.	*	7,571	62,764
Alnylam Pharmaceuticals, Inc.	*†	3,514	78,257
Amylin Pharmaceuticals, Inc.	*†	13,759	185,747
Anadys Pharmaceuticals, Inc.	*	1,662	3,091
Antigenics, Inc.	*†	9,214	19,349
ARCA Biopharma, Inc.	*	436	1,395
Arena Pharmaceuticals, Inc.	*†	8,294	41,387
Ariad Pharmaceuticals, Inc.	*	12,199	19,396
Arqule, Inc.	*†	4,724	29,005
Array Biopharma, Inc.	*	4,170	13,094
AVI BioPharma, Inc.	*†	7,700	12,166

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Avigen, Inc.	*	3,880	$5,122
BioCryst Pharmaceuticals, Inc.	*†	3,943	15,890
BioMarin Pharmaceutical, Inc.	*†	8,533	133,200
Celera Corp.	*	8,151	62,192
Cell Genesys, Inc.	*†	10,214	2,982
Cell Therapeutics, Inc.	*†	39,790	68,439
Celldex Therapeutics, Inc.	*	1,799	14,068
Cepheid, Inc.	*	5,446	51,301
Cougar Biotechnology, Inc.	*	1,625	69,810
Cubist Pharmaceuticals, Inc.	*	4,798	87,947
Cytokinetics, Inc.	*	4,127	11,679
CytRx Corp.	*†	10,564	11,515
Dendreon Corp.	*†	9,889	245,742
Dyax Corp.	*	9,610	20,565
Emergent Biosolutions, Inc.	*	2,525	36,183
Entremed, Inc.	*	1,390	695
Enzon Pharmaceuticals, Inc.	*†	4,016	31,606
EPIX Pharmaceuticals, Inc.	*	3,320	448
Exact Sciences Corp.	*†	7,997	21,192
Facet Biotech Corp.	*	3,490	32,422
Genaera Corp.	*	797	56
Genomic Health, Inc.	*	1,858	32,199
Geron Corp.	*†	11,195	85,866
GTC Biotherapeutics, Inc.	*	398	1,059
GTx, Inc.	*†	1,710	15,783
Halozyme Therapeutics, Inc.	*	5,974	41,639
Hana Biosciences, Inc.	*	3,510	1,659
Hemispherx Biopharma, Inc.	*†	4,821	12,245
Human Genome Sciences, Inc.	*†	8,883	25,405
Idenix Pharmaceuticals, Inc.	*	3,110	11,445
Idera Pharmaceuticals, Inc.	*	1,932	11,322
Immunogen, Inc.	*†	5,986	51,539
Immunomedics, Inc.	*	6,421	16,309
Incyte Corp. Ltd.	*†	7,333	24,126
InterMune, Inc.	*†	2,819	42,849
Isis Pharmaceuticals, Inc.	*†	8,107	133,765
Keryx Biopharmaceuticals, Inc.	*†	3,220	2,905
Lexicon Pharmaceuticals, Inc.	*	7,724	9,578
Ligand Pharmaceuticals, Inc., Class B	*	9,497	27,161
MannKind Corp.	*†	6,322	52,536
Martek Biosciences Corp.	*†	2,505	52,981
Maxygen, Inc.	*†	2,991	20,100
Medarex, Inc.	*	11,242	93,871
Medivation, Inc.	*†	2,987	66,939
Metabolix, Inc.	*	2,162	17,772
Momenta Pharmaceuticals, Inc.	*	3,492	42,009
Monogram Biosciences, Inc.	*	6,663	30,183
Myriad Genetics, Inc.	*	8,564	305,307
Myriad Pharmaceuticals, Inc.	*	2,141	9,956
Nabi Biopharmaceuticals	*	6,806	16,471
Neurobiological Technologies, Inc.	*	448	302
Neurocrine Biosciences, Inc.	*	6,840	22,093
Novavax, Inc.	*†	11,268	36,959
NPS Pharmaceuticals, Inc.	*	7,595	35,393
Onyx Pharmaceuticals, Inc.	*	5,010	141,583
Orthologic Corp.	*	1,517	1,077
Oscient Pharmaceuticals Corp.	*	4,064	809
OSI Pharmaceuticals, Inc.	*	4,789	135,193
Osiris Therapeutics, Inc.	*†	2,984	40,075
PDL BioPharma, Inc.		13,184	104,154
Peregrine Pharmaceuticals, Inc.	*	9,115	7,657
Pharmasset, Inc.	*†	3,318	37,328
Poniard Pharmaceuticals, Inc.	*†	3,696	22,065
Progenics Pharmaceuticals, Inc.	*	2,623	13,508
Regeneron Pharmaceuticals, Inc.	*	5,878	$105,334
Repligen Corp.	*	3,422	18,821
Rigel Pharmaceuticals, Inc.	*†	3,086	37,402
RXi Pharmaceuticals Corp.	*	6,212	28,202
Sangamo Biosciences, Inc.	*†	8,595	42,459
Savient Pharmaceuticals, Inc.	*†	6,048	83,825
Sciclone Pharmaceuticals, Inc.	*†	4,800	12,288
Seattle Genetics, Inc.	*†	7,531	73,201
SIGA Technologies, Inc.	*†	4,650	39,246
StemCells, Inc.	*†	8,757	14,887
Targeted Genetics Corp.	*	3,456	1,206
Telik, Inc.	*	6,069	5,153
Theravance, Inc.	*†	4,427	64,811
TorreyPines Therapeutics, Inc.	*	346	45
Trimeris, Inc.	†	4,014	8,108
United Therapeutics Corp.	*†	2,130	177,493
Vanda Pharmaceuticals, Inc.	*†	2,119	24,941
Vertex Pharmaceuticals, Inc.	*	15,298	545,221
Vion Pharmaceuticals, Inc.	*†	450	886
XOMA Ltd.	*†	12,047	9,879
Zymogenetics, Inc.	*	4,513	20,760
			5,079,038
Building Products—0.4%
American Woodmark Corp.		800	19,160
Ameron International Corp.		853	57,185
Apogee Enterprises, Inc.	†	2,250	27,675
Armstrong World Industries, Inc.	*	1,349	22,245
Gibraltar Industries, Inc.		1,868	12,833
Griffon Corp.	*	6,441	53,589
Insteel Industries, Inc.	†	1,400	11,536
Jewett-Cameron Trading Ltd.	*	1,575	8,159
Lennox International, Inc.	†	4,506	144,688
NCI Building Systems, Inc.	*†	1,232	3,253
Owens Corning, Inc.	*	8,816	112,669
Quanex Building Products Corp.		5,050	56,661
Simpson Manufacturing Co., Inc.	†	3,679	79,540
Trex Co., Inc.	*	3,584	47,918
U.S. Home Systems, Inc.	*	1,292	3,346
Universal Forest Products, Inc.	†	1,649	54,565
USG Corp.	*	6,605	66,512
			781,534
Capital Markets—2.0%
Affiliated Managers Group, Inc.	*	3,775	219,667
AllianceBernstein Holding LP		2,430	48,819
BGC Partners, Inc., Class A		6,185	23,441
BlackRock, Inc.		1,865	327,158
Blackstone Group LP (The)		12,504	131,792
Calamos Asset Management, Inc., Class A		1,520	21,447
Cowen Group, Inc.	*	1,468	12,258
Deerfield Capital Corp.		522	2,344
Diamond Hill Investment Group, Inc.	*	649	26,077
Eaton Vance Corp.		10,512	281,196
Evercore Partners, Inc., Class A	†	2,490	48,904
FCStone Group, Inc.	*	4,434	17,514
GAMCO Investors, Inc., Class A	†	1,039	50,391
GFI Group, Inc.		4,612	31,085
GLG Partners, Inc.	†	20,843	85,248
Greenhill & Co., Inc.	†	1,005	72,571

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Investment Technology Group, Inc.	*	3,741	$76,279
Jefferies Group, Inc.	*	10,822	230,833
KBW, Inc.	*†	2,524	72,590
Kent Financial Services, Inc.	*	2,200	3,685
Knight Capital Group, Inc., Class A	*	7,161	122,095
LaBranche & Co., Inc.	*	5,402	23,229
Lazard Ltd., Class A (Bermuda)	†	6,632	178,533
MF Global Ltd. (Bermuda)	*†	9,974	59,146
optionsXpress Holdings, Inc.		3,947	61,297
Penson Worldwide, Inc.	*†	2,610	23,359
Piper Jaffray Cos.	*	1,712	74,763
Raymond James Financial, Inc.	†	8,210	141,294
Riskmetrics Group, Inc.	*†	2,472	43,656
Safeguard Scientifics, Inc.	*†	10,874	14,354
Sanders Morris Harris Group, Inc.		2,882	15,851
SEI Investments Co.		13,333	240,527
Siebert Financial Corp.	*	1,470	2,514
Stifel Financial Corp.	*	1,994	95,891
SWS Group, Inc.		2,331	32,564
TD Ameritrade Holding Corp.	*	21,483	376,812
Teton Advisors, Inc.	*†‡	16	6
Thomas Weisel Partners Group, Inc.	*	2,162	13,015
TradeStation Group, Inc.	*	3,191	26,996
U.S. Global Investors, Inc., Class A		934	8,649
Virtus Investment Partners, Inc.	*	494	7,257
W.P. Carey & Co. LLC		3,409	85,157
Waddell & Reed Financial, Inc., Class A		7,326	193,187
Westwood Holdings Group, Inc.	†	1,768	73,920
			3,697,371
Chemicals—2.5%
A. Schulman, Inc.		2,297	34,708
Airgas, Inc.		5,928	240,262
Albemarle Corp.		7,589	194,051
Arch Chemicals, Inc.	†	2,418	59,459
Ashland, Inc.		5,906	165,663
Balchem Corp.		2,127	52,154
Cabot Corp.		4,167	52,421
Calgon Carbon Corp.	*	4,409	61,241
Celanese Corp., Class A		12,821	304,499
Cytec Industries, Inc.	†	4,124	76,789
Ferro Corp.	†	3,833	10,541
Flotek Industries, Inc.	*†	1,346	2,732
FMC Corp.		6,063	286,780
Georgia Gulf Corp.	*	6,311	4,039
H.B. Fuller Co.		4,230	79,397
Huntsman Corp.		12,788	64,324
ICO, Inc.	*	2,739	7,450
Intrepid Potash, Inc.	*†	3,976	111,646
Koppers Holdings, Inc.		2,428	64,026
Kronos Worldwide, Inc.	†	235	1,563
Landec Corp.	*	3,037	20,621
LSB Industries, Inc.	*	1,412	22,832
Lubrizol Corp.		5,588	264,368
Material Sciences Corp.	*†	2,565	2,437
Minerals Technologies, Inc.		1,818	65,484
Mosaic Co. (The)		12,923	572,489
Nalco Holding Co.		10,928	184,027
NewMarket Corp.		1,151	77,497
NL Industries, Inc.	†	412	$3,041
Olin Corp.		5,549	65,978
OM Group, Inc.	*†	3,099	89,933
Omnova Solutions, Inc.	*	3,769	12,287
Penford Corp.	†	2,075	12,014
PolyOne Corp.	*	7,843	21,255
Quaker Chemical Corp.		1,303	17,317
Rockwood Holdings, Inc.	*	3,784	55,398
RPM International, Inc.		10,721	150,523
Scotts Miracle-Gro Co. (The), Class A		3,586	125,689
Sensient Technologies Corp.		4,270	96,374
Solutia, Inc.	*	6,865	39,542
Spartech Corp.		2,131	19,584
Stepan Co.		1,197	52,859
Terra Industries, Inc.		8,410	203,690
Terra Nitrogen Co. LP		666	67,119
Valhi, Inc.		741	5,506
Valspar Corp.		7,934	178,753
W.R. Grace & Co.	*	6,348	78,525
Westlake Chemical Corp.	†	2,003	40,841
Zep, Inc.	†	2,287	27,558
Zoltek Cos., Inc.	*†	3,934	38,238
			4,485,524
Commercial Banks—3.5%
1st Source Corp.		1,977	34,143
Alliance Bankshares Corp.	*	745	1,788
Amcore Financial, Inc.	†	2,073	1,700
AmericanWest Bancorp	*	1,951	1,093
Ameris Bancorp		3,012	19,036
Arrow Financial Corp.	†	2,212	59,724
Associated Banc-Corp		9,636	120,450
BancFirst Corp.	†	1,092	37,761
Bancorp, Inc. (The)/Delaware	*	2,979	17,874
BancorpSouth, Inc.	†	7,557	155,145
BancTrust Financial Group, Inc.	†	1,600	4,800
Bank of Hawaii Corp.		3,824	137,014
Bank of the Ozarks, Inc.	†	1,692	36,598
Banner Corp.	†	2,682	10,245
BOK Financial Corp.	†	2,311	87,055
Boston Private Financial Holdings, Inc.	†	8,952	40,105
Bryn Mawr Bank Corp.	†	1,548	29,211
Camden National Corp.		1,411	48,016
Capital Bank Corp.		1,283	6,094
Capital City Bank Group, Inc.	†	1,576	26,556
CapitalSource, Inc.		23,158	113,011
Capitol Bancorp Ltd.	†	1,172	3,106
Cardinal Financial Corp.		5,028	39,369
Cascade Bancorp	†	4,795	6,761
Cascade Financial Corp.		1,063	2,296
Cathay General Bancorp	†	5,713	54,331
Catskill Litigation Trust	*‡δ	583	—
Center Financial Corp.		3,188	8,034
Central Pacific Financial Corp.	†	2,937	11,014
Chemical Financial Corp.		2,317	46,131
Citizens Republic Bancorp, Inc.	*	18,265	12,968
City Bank/Washington	†	1,647	3,887
City Holding Co.		1,962	59,566
City National Corp./California	†	3,185	117,304
CoBiz Financial, Inc.	†	3,329	21,339
Colonial BancGroup, Inc. (The)	†	13,873	8,601
Columbia Banking System, Inc.	†	2,974	30,424
Commerce Bancshares, Inc./Missouri	†	5,486	174,619

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Community Bancorp/Nevada	*†	1,010	$939
Community Bank System, Inc.	†	3,080	44,845
Community Trust Bancorp, Inc.	†	1,658	44,352
Cullen/Frost Bankers, Inc.		4,624	213,259
CVB Financial Corp.	†	6,148	36,704
East West Bancorp, Inc.	†	10,012	64,978
Eastern Virginia Bankshares, Inc.	†	701	6,057
Fidelity Southern Corp.		1,400	4,060
Financial Institutions, Inc.		2,448	33,440
First BanCorp. (Puerto Rico)	†	11,152	44,050
First Bancorp/North Carolina	†	2,459	38,557
First Busey Corp.	†	2,491	18,309
First Citizens BancShares, Inc./North Carolina, Class A		499	66,691
First Commonwealth Financial Corp.		6,466	40,994
First Financial Bancorp		4,349	32,704
First Financial Bankshares, Inc.	†	1,727	86,972
First Merchants Corp.		2,436	19,561
First Midwest Bancorp, Inc./Illinois	†	6,091	44,525
First of Long Island Corp. (The)	†	2,027	46,905
First State Bancorporation/New Mexico	*	2,566	4,952
FirstMerit Corp.		6,129	104,069
FNB Corp./Pennsylvania	†	10,042	62,160
Frontier Financial Corp.	†	4,631	5,604
Fulton Financial Corp.		15,320	79,817
Glacier Bancorp, Inc.	†	5,600	82,712
Great Southern Bancorp, Inc.	†	1,809	37,175
Green Bankshares, Inc.	†	2,129	9,538
Guaranty Bancorp	*	4,150	7,927
Hancock Holding Co.	†	2,349	76,319
Hanmi Financial Corp.	†	5,069	8,871
Harleysville National Corp.		4,586	21,554
Heritage Commerce Corp.		2,635	9,802
Heritage Financial Corp./Washington		972	11,236
Horizon Financial Corp.	†	1,660	1,843
IBERIABANK Corp.		2,147	84,613
Independent Bank Corp./Massachusetts	†	2,234	44,010
Independent Bank Corp./Michigan	†	3,884	5,127
Integra Bank Corp.		1,659	1,908
International Bancshares Corp.	†	6,833	70,448
Investors Bancorp, Inc.	*	4,407	40,368
Irwin Financial Corp.	*	5,031	3,622
Lakeland Financial Corp.		2,823	53,637
Macatawa Bank Corp.	*†	1,599	4,509
MainSource Financial Group, Inc.	†	3,185	23,633
MB Financial, Inc.	†	3,847	39,201
Merchants Bancshares, Inc.		1,298	28,803
Midsouth Bancorp, Inc.		1,241	20,849
Midwest Banc Holdings, Inc.	*†	1,420	1,051
MidWestOne Financial Group, Inc.		1,494	11,668
Nara Bancorp, Inc.		3,860	19,995
National Penn Bancshares, Inc.		6,952	32,049
NBT Bancorp, Inc.	†	4,152	90,140
Northern States Financial Corp.	*	773	4,120
Northfield Bancorp, Inc.		3,239	37,637
Old National Bancorp/Indiana	†	5,304	52,085
Old Second Bancorp, Inc.	†	1,975	$11,653
Oriental Financial Group, Inc. (Puerto Rico)		5,322	51,623
Pacific Capital Bancorp	†	5,547	11,871
Pacific Premier Bancorp, Inc.	*	977	4,768
PacWest Bancorp		2,392	31,479
Park National Corp.	†	1,146	64,726
Peapack Gladstone Financial Corp.		1,035	19,965
Peoples Bancorp, Inc./Ohio		1,235	21,057
Peoples Financial Corp./Mississippi	†	1,631	30,989
Pinnacle Financial Partners, Inc.	*†	2,764	36,816
Popular, Inc. (Puerto Rico)	†	23,481	51,658
Preferred Bank/California		3,314	12,593
PrivateBancorp, Inc.	†	4,246	94,431
Prosperity Bancshares, Inc.	†	4,202	125,346
Renasant Corp.	†	2,255	33,870
Republic Bancorp, Inc./Kentucky, Class A	†	1,024	23,132
Royal Bancshares of Pennsylvania, Inc., Class A	*	882	1,649
S&T Bancorp, Inc.	†	2,764	33,610
Sandy Spring Bancorp, Inc.	†	2,239	32,913
Santander BanCorp (Puerto Rico)	*	511	3,557
Seacoast Banking Corp. of Florida	†	2,998	7,285
Security Bank Corp./Georgia	*	2,778	1,195
Shore Bancshares, Inc.		1,570	28,166
Sierra Bancorp	†	844	10,660
Signature Bank/New York	*	3,183	86,323
Simmons First National Corp., Class A		1,650	44,088
South Financial Group, Inc. (The)		10,203	12,142
Southwest Bancorp, Inc./Oklahoma		2,739	26,733
State Bancorp, Inc./New York		3,354	25,356
Sterling Bancorp/New York		3,135	26,177
Sterling Bancshares, Inc./Texas		8,065	51,051
Sterling Financial Corp./Washington	†	4,010	11,669
Suffolk Bancorp	†	1,614	41,383
Superior Bancorp	*	728	1,900
Susquehanna Bancshares, Inc.	†	7,650	37,409
SVB Financial Group	*†	3,535	96,223
SY Bancorp, Inc.	†	1,644	39,735
Synovus Financial Corp.		24,599	73,551
TCF Financial Corp.	†	11,840	158,301
Texas Capital Bancshares, Inc.	*	3,110	48,112
Tompkins Financial Corp.	†	989	47,423
TowneBank/Virginia	†	2,280	31,920
Trustmark Corp.		4,656	89,954
UCBH Holdings, Inc.	†	9,389	11,830
UMB Financial Corp.	†	3,326	126,421
Umpqua Holdings Corp.	†	5,769	44,767
Union Bankshares Corp./Virginia	†	2,131	31,901
United Bankshares, Inc.	†	4,222	82,498
United Community Banks, Inc./Georgia	*†	3,999	23,951
Valley National Bancorp	†	14,209	166,245
Virginia Commerce Bancorp	*	2,314	5,322
W Holding Co., Inc. (Puerto Rico)	†	372	5,282
Washington Trust Bancorp, Inc.	†	1,813	32,326
Webster Financial Corp.	†	3,649	29,374
WesBanco, Inc.		2,340	34,024

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
West Coast Bancorp/Oregon	†	2,717	$5,543
Westamerica Bancorporation	†	2,577	127,845
Western Alliance Bancorp	*	7,301	49,939
Whitney Holding Corp./Louisiana		5,129	46,982
Wilmington Trust Corp.		5,828	79,610
Wilshire Bancorp, Inc.		2,608	14,996
Wintrust Financial Corp.		2,780	44,702
			6,326,143
Commercial Services & Supplies—1.5%
ABM Industries, Inc.		4,088	73,870
ACCO Brands Corp.	*	6,182	17,433
American Ecology Corp.		2,133	38,223
American Reprographics Co.	*	3,490	29,037
APAC Customer Services, Inc.	*†	1,972	10,116
ATC Technology Corp.	*	1,503	21,794
Bowne & Co., Inc.		4,054	26,392
Brink’s Co. (The)		3,422	99,341
Casella Waste Systems, Inc., Class A	*†	5,820	11,582
Cenveo, Inc.	*†	8,319	35,189
Clean Harbors, Inc.	*	2,210	119,318
Comfort Systems USA, Inc.		3,803	38,981
Consolidated Graphics, Inc.	*†	699	12,177
Copart, Inc.	*	5,941	205,974
Cornell Cos., Inc.	*	1,730	28,043
Corrections Corp. of America	*	11,315	192,242
Courier Corp.		1,904	29,055
Covanta Holding Corp.	*	12,238	207,556
Deluxe Corp.		6,448	82,599
EnergySolutions, Inc.		7,259	66,783
Ennis, Inc.		2,217	27,624
G&K Services, Inc., Class A		1,576	33,332
Geo Group, Inc. (The)	*	4,245	78,872
GeoEye, Inc.	*†	1,729	40,735
Healthcare Services Group, Inc.	†	3,902	69,768
Herman Miller, Inc.		5,018	76,976
HNI Corp.	†	2,371	42,820
Interface, Inc., Class A		3,470	21,514
Intersections, Inc.	*	1,900	8,816
Kimball International, Inc., Class B		4,445	27,737
Knoll, Inc.	†	4,195	31,798
M&F Worldwide Corp.	*†	1,251	25,020
McGrath Rentcorp		2,460	46,888
Metalico, Inc.	*†	1,513	7,051
Mine Safety Appliances Co.		2,725	65,673
Mobile Mini, Inc.	*†	3,320	48,704
Multi-Color Corp.		1,912	23,441
Nashua Corp.	*	1,542	10,331
Perma-Fix Environmental Services, Inc.	*	5,502	13,315
Rollins, Inc.		3,813	66,003
Standard Register Co. (The)		1,650	5,379
Steelcase, Inc., Class A		4,515	26,277
Sykes Enterprises, Inc.	*†	3,519	63,659
Team, Inc.	*	1,659	25,997
Tetra Tech, Inc.	*†	5,114	146,516
TRC Cos., Inc.	*	998	3,992
United Stationers, Inc.	*	2,055	71,678
Viad Corp.		1,978	34,061
Virco Mfg. Corp.		799	2,797
Waste Connections, Inc.	*	7,467	193,470
			2,685,949
Communications Equipment—1.8%
3Com Corp.	*	37,205	$175,235
ADC Telecommunications, Inc.	*	10,538	83,882
Adtran, Inc.	†	5,709	122,572
Alliance Fiber Optic Products, Inc.	*	4,818	5,203
AltiGen Communications, Inc.	*	4,110	3,021
Anaren, Inc.	*	2,003	35,413
Arris Group, Inc.	*†	10,285	125,066
Avocent Corp.	*†	3,935	54,933
Bel Fuse, Inc., Class A		546	7,666
BigBand Networks, Inc.	*	7,195	37,198
Black Box Corp.		1,414	47,326
Blonder Tongue Laboratories, Inc.	*	2,285	3,210
Blue Coat Systems, Inc.	*	3,077	50,893
Brocade Communications Systems, Inc.	*	34,724	271,542
CommScope, Inc.	*	7,195	188,941
Comtech Telecommunications Corp.	*	2,694	85,885
DG FastChannel, Inc.	*†	1,773	32,446
Digi International, Inc.	*	2,517	24,541
Digital Angel Corp.	*	584	841
Ditech Networks, Inc.	*	3,980	4,935
EchoStar Corp., Class A	*	3,638	57,990
Emcore Corp.	*†	6,178	7,784
EMS Technologies, Inc.	*†	1,782	37,244
Emulex Corp.	*†	7,660	74,915
EndWave Corp.	*	912	2,335
Extreme Networks, Inc.	*	9,940	19,880
F5 Networks, Inc.	*	6,880	237,979
Finisar Corp.	*	42,557	24,257
Globecomm Systems, Inc.	*	5,067	36,432
Harmonic, Inc.	*	8,430	49,653
Harris Stratex Networks, Inc., Class A	*	4,485	29,063
Infinera Corp.	*†	8,890	81,166
Integrated Telecom Express, Inc.	*‡δ	1,103	—
InterDigital, Inc.	*	3,859	94,314
Ixia	*†	5,492	37,016
KVH Industries, Inc.	*	3,755	25,647
Loral Space & Communications, Inc.	*	1,513	38,960
NETGEAR, Inc.	*	3,410	49,138
Network Engines, Inc.	*	1,330	1,091
Network Equipment Technologies, Inc.	*†	2,454	10,454
Numerex Corp., Class A	*	1,800	9,036
Oclaro, Inc.	*	5,198	3,311
Oplink Communications, Inc.	*	1,808	20,611
Optelecom-NKF, Inc.	*	3,399	12,406
Optical Cable Corp.	*	241	725
Orbcomm, Inc.	*†	3,512	6,181
Palm, Inc.	*†	11,942	197,879
Parkervision, Inc.	*†	2,943	9,005
Performance Technologies, Inc.	*	794	2,342
Plantronics, Inc.		3,289	62,195
Polycom, Inc.	*	7,610	154,255
Powerwave Technologies, Inc.	*	8,448	13,601
Riverbed Technology, Inc.	*†	4,583	106,280
SCM Microsystems, Inc.	*	1,494	3,586
SeaChange International, Inc.	*	3,359	26,973
Sonus Networks, Inc.	*	17,431	28,064
Starent Networks Corp.	*	3,410	83,238
Superior TeleCom, Inc.	*‡δ	2,014	—
Sycamore Networks, Inc.	*	14,775	46,246

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Symmetricom, Inc.	*	6,110	$35,255
Tekelec	*	4,995	84,066
Tollgrade Communications, Inc.	*	5,462	28,621
Utstarcom, Inc.	*	14,322	23,345
Viasat, Inc.	*	2,822	72,356
Westell Technologies, Inc., Class A	*	3,671	2,122
			3,307,766
Computers & Peripherals—0.8%
3PAR, Inc.	*†	3,566	44,218
ActivIdentity Corp.	*	5,830	14,750
Adaptec, Inc.	*	7,841	20,779
Avid Technology, Inc.	*	2,658	35,644
Concurrent Computer Corp.	*	759	4,334
Cray, Inc.	*	7,548	59,478
Data Domain, Inc.	*	3,011	100,417
Dataram Corp.	*	1,175	1,727
Diebold, Inc.		5,403	142,423
Dot Hill Systems Corp.	*	3,866	3,104
Electronics for Imaging, Inc.	*	3,912	41,702
Hutchinson Technology, Inc.	*†	2,054	4,005
Hypercom Corp.	*†	4,002	6,003
iGO, Inc.	*†	2,804	1,963
Imation Corp.		2,265	17,237
Immersion Corp.	*	5,977	29,526
Intermec, Inc.	*	4,513	58,218
Intevac, Inc.	*	3,057	26,626
NCR Corp.	*	12,628	149,389
Novatel Wireless, Inc.	*	2,949	26,600
Overland Storage, Inc.	*	1,282	602
Presstek, Inc.	*†	6,107	8,489
Quantum Corp.	*	10,382	8,617
Rimage Corp.	*	924	15,348
Seagate Technology (Cayman Islands)		41,802	437,249
Silicon Graphics International Corp.	*	3,088	14,019
STEC, Inc.	*†	2,756	63,912
Stratasys, Inc.	*†	1,962	21,562
Synaptics, Inc.	*†	3,209	124,028
TransAct Technologies, Inc.	*	889	4,427
Zoom Technologies, Inc.	*	542	705
			1,487,101
Construction & Engineering—0.9%
Aecom Technology Corp.	*†	8,205	262,560
Dycom Industries, Inc.	*	5,316	58,848
EMCOR Group, Inc.	*	6,332	127,400
Furmanite Corp.	*	4,100	18,286
Granite Construction, Inc.	†	2,764	91,986
Insituform Technologies, Inc., Class A	*	2,980	50,571
KBR, Inc.		14,676	270,625
Layne Christensen Co.	*†	1,813	37,076
MasTec, Inc.	*†	5,153	60,393
Northwest Pipe Co.	*†	1,025	35,629
Pike Electric Corp.	*	1,369	16,496
Shaw Group, Inc. (The)	*	6,997	191,788
Sterling Construction Co., Inc.	*	1,751	26,720
Tutor Perini Corp.	*†	4,186	72,669
URS Corp.	*	7,098	351,493
			1,672,540
Construction Materials—0.3%
Eagle Materials, Inc.	†	3,693	$93,211
Headwaters, Inc.	*†	2,476	8,319
Martin Marietta Materials, Inc.	†	3,744	295,327
Texas Industries, Inc.	†	2,313	72,536
U.S. Concrete, Inc.	*	4,770	9,445
			478,838
Consumer Finance—0.3%
Advance America Cash Advance Centers, Inc.		6,040	26,757
Advanta Corp., Class A		2,170	911
AmeriCredit Corp.	*†	10,635	144,104
Cash America International, Inc.		3,353	78,427
CompuCredit Holdings Corp.	*†	2,840	6,532
Dollar Financial Corp.	*	4,052	55,877
Ezcorp, Inc., Class A	*	4,463	48,111
First Cash Financial Services, Inc.	*	2,180	38,194
First Marblehead Corp. (The)	*†	4,118	8,318
Nelnet, Inc., Class A	*	4,517	61,386
Rewards Network, Inc.	*	3,328	12,580
Student Loan Corp. (The)		247	9,189
World Acceptance Corp.	*†	1,219	24,270
			514,656
Containers & Packaging—0.7%
AEP Industries, Inc.	*	1,109	29,267
AptarGroup, Inc.		5,316	179,521
Crown Holdings, Inc.	*	13,181	318,189
Graphic Packaging Holding Co.	*	5,000	9,150
Greif, Inc., Class A	†	2,589	114,486
Myers Industries, Inc.		1,717	14,285
Packaging Corp. of America		8,287	134,249
Rock-Tenn Co., Class A		3,089	117,876
Silgan Holdings, Inc.		2,164	106,101
Sonoco Products Co.		8,131	194,738
Temple-Inland, Inc.		9,177	120,402
			1,338,264
Distributors—0.1%
Audiovox Corp., Class A	*	2,945	17,258
Design Within Reach, Inc.	*	1,210	895
LKQ Corp.	*	11,819	194,423
			212,576
Diversified Consumer Services—1.1%
American Public Education, Inc.	*†	1,422	56,325
Brink’s Home Security Holdings, Inc.	*	3,497	99,000
Capella Education Co.	*†	1,374	82,371
Career Education Corp.	*	7,264	180,801
Coinstar, Inc.	*†	2,537	67,738
Corinthian Colleges, Inc.	*†	7,377	124,893
Grand Canyon Education, Inc.	*†	2,304	38,661
Hillenbrand, Inc.		5,927	98,625
ITT Educational Services, Inc.	*	3,223	324,427
Jackson Hewitt Tax Service, Inc.		5,730	35,870
K12, Inc.	*†	2,563	55,233
Learning Tree International, Inc.	*	766	7,890
Matthews International Corp., Class A	†	2,679	83,370
Pre-Paid Legal Services, Inc.	*	780	34,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Princeton Review, Inc.	*	2,409	$13,033
Regis Corp.		3,970	69,118
Service Corp. International		20,728	113,589
Sotheby’s	†	6,063	85,549
Steiner Leisure Ltd. (Bahamas)	*	1,645	50,222
Stewart Enterprises, Inc., Class A	†	6,846	32,998
Strayer Education, Inc.	†	1,241	270,674
Universal Technical Institute, Inc.	*	2,513	37,519
Weight Watchers International, Inc.		3,776	97,308
			2,059,214
Diversified Financial Services—0.4%
Ampal-American Israel Corp., Class A (Israel)	*	1,392	3,396
Asset Acceptance Capital Corp.	*†	3,797	29,199
Asta Funding, Inc.		650	3,536
Financial Federal Corp.		2,315	47,573
Interactive Brokers Group, Inc., Class A	*	3,657	56,793
KKR Financial Holdings LLC		13,586	12,635
MarketAxess Holdings, Inc.	*	2,620	24,969
Medallion Financial Corp.		2,518	19,263
MSCI, Inc., Class A	*	8,721	213,141
PHH Corp.	*†	5,881	106,917
Pico Holdings, Inc.	*	1,955	56,109
Portfolio Recovery Associates, Inc.	*†	1,413	54,725
Resource America, Inc., Class A		1,547	8,323
			636,579
Diversified Telecommunication Services—0.6%
8x8, Inc.	*	3,049	1,829
AboveNet, Inc.	*†	672	54,419
Alaska Communications Systems Group, Inc.	†	4,537	33,211
Atlantic Tele-Network, Inc.		1,034	40,626
Cbeyond, Inc.	*†	3,092	44,370
Cincinnati Bell, Inc.	*	21,626	61,418
Clearwire Corp., Class A	*	6,241	34,513
Cogent Communications Group, Inc.	*†	3,453	28,142
Consolidated Communications Holdings, Inc.		3,222	37,730
D&E Communications, Inc.		1,712	17,514
General Communication, Inc., Class A	*†	3,847	26,660
Global Crossing Ltd. (Bermuda)	*	2,669	24,501
HickoryTech Corp.	†	2,286	17,556
IDT Corp., Class B	*	1,600	2,592
Iowa Telecommunications Services, Inc.	†	3,540	44,285
Level 3 Communications, Inc.	*†	147,954	223,411
Neutral Tandem, Inc.	*	2,066	60,988
NTELOS Holdings Corp.		3,103	57,157
PAETEC Holding Corp.	*	14,158	38,227
Premiere Global Services, Inc.	*	5,642	61,159
SureWest Communications	*	1,674	17,527
tw telecom Inc.	*†	12,915	132,637
XETA Technologies, Inc.	*	1,947	4,595
			1,065,067
Electric Utilities—1.1%
Allete, Inc.		1,972	$56,695
Central Vermont Public Service Corp.	†	1,553	28,109
Cleco Corp.	†	5,868	131,561
DPL, Inc.		11,526	267,057
El Paso Electric Co.	*	4,189	58,478
Empire District Electric Co. (The)	†	4,248	70,177
Great Plains Energy, Inc.	†	11,570	179,914
Hawaiian Electric Industries, Inc.	†	8,416	160,409
IDACORP, Inc.		4,344	113,552
ITC Holdings Corp.		4,310	195,502
MGE Energy, Inc.		4,114	138,025
NV Energy, Inc.		19,632	211,829
Portland General Electric Co.	†	6,626	129,075
UIL Holdings Corp.		2,136	47,953
Unisource Energy Corp.		2,749	72,958
Unitil Corp.		1,689	34,827
Westar Energy, Inc.		8,928	167,579
			2,063,700
Electrical Equipment—2.0%
A.O. Smith Corp.		1,478	48,138
Active Power, Inc.	*	3,953	3,439
Acuity Brands, Inc.	†	3,098	86,899
American Superconductor Corp.	*†	4,615	121,144
AMETEK, Inc.		9,727	336,360
AZZ, Inc.	*	1,134	39,021
Baldor Electric Co.	†	4,046	96,254
Belden, Inc.		4,570	76,319
Brady Corp., Class A		4,341	109,046
C&D Technologies, Inc.	*	5,424	10,848
Capstone Turbine Corp.	*†	15,089	12,524
Encore Wire Corp.		1,693	36,146
Energy Conversion Devices, Inc.	*†	4,956	70,127
EnerSys	*	4,170	75,852
Evergreen Solar, Inc.	*†	11,911	25,847
First Solar, Inc.	*†	4,171	676,202
Franklin Electric Co., Inc.		2,023	52,436
FuelCell Energy, Inc.	*†	9,197	38,443
General Cable Corp.	*	5,839	219,430
GrafTech International Ltd.	*	15,124	171,052
GT Solar International, Inc.	*†	4,396	23,387
Hubbell, Inc., Class B		4,476	143,501
II-VI, Inc.	*	1,982	43,941
LaBarge, Inc.	*	2,232	20,691
LSI Industries, Inc.		3,003	16,366
Magnetek, Inc.	*	4,586	6,374
Medis Technologies Ltd.	*	1,815	907
Microvision, Inc.	*	5,870	18,021
Orbit International Corp.	*	2,812	7,733
Plug Power, Inc.	*†	8,935	8,131
Powell Industries, Inc.	*	1,046	38,775
Power-One, Inc.	*†	22,036	32,834
PowerSecure International, Inc.	*	2,650	11,289
Regal-Beloit Corp.	†	2,722	108,118
Roper Industries, Inc.		7,804	353,599
Servotronics, Inc.		705	4,195
Spire Corp.	*†	1,921	10,565
SunPower Corp., Class A	*†	6,513	173,506
SunPower Corp., Class B	*	2,746	65,767
Tech/Ops Sevcon, Inc.		720	2,009
Thomas & Betts Corp.	*	5,281	152,410
Ultralife Corp.	*	3,672	26,328

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Universal Security Instruments, Inc.	*	266	$1,370
Valence Technology, Inc.	*†	4,773	8,544
Vicor Corp.		3,481	25,133
Woodward Governor Co.		4,951	98,030
			3,707,051
Electronic Equipment, Instruments & Components—1.8%
Agilysys, Inc.		2,266	10,605
American Technology Corp.	*†	3,686	7,003
Anixter International, Inc.	*†	2,587	97,245
Arrow Electronics, Inc.	*	9,981	211,996
Avnet, Inc.	*	12,333	259,363
AVX Corp.		4,035	40,068
Benchmark Electronics, Inc.	*	5,413	77,947
Brightpoint, Inc.	*	5,890	36,930
CalAmp Corp.	*	7,372	5,898
Checkpoint Systems, Inc.	*	2,970	46,599
Cogent, Inc.	*	3,830	41,096
Cognex Corp.	†	3,335	47,124
Coherent, Inc.	*	2,327	48,122
CTS Corp.		4,578	29,986
Daktronics, Inc.	†	3,564	27,443
Dolby Laboratories, Inc., Class A	*	4,321	161,087
DTS, Inc.	*†	1,605	43,447
Echelon Corp.	*†	3,748	31,783
Electro Rent Corp.	†	2,563	24,323
Electro Scientific Industries, Inc.	*	3,685	41,198
Electro-Sensors, Inc.		2,581	6,659
FARO Technologies, Inc.	*†	1,212	18,822
Frequency Electronics, Inc.	*	822	3,083
Gerber Scientific, Inc.	*	3,478	8,695
ID Systems, Inc.	*	1,146	4,149
Ingram Micro, Inc., Class A	*	13,080	228,900
Insight Enterprises, Inc.	*	2,944	28,439
Iteris, Inc.	*	4,264	5,543
Itron, Inc.	*	3,378	186,026
Keithley Instruments, Inc.		2,170	8,680
L-1 Identity Solutions, Inc.	*	6,227	48,197
LeCroy Corp.	*	2,720	10,200
Lightpath Technologies, Inc., Class A	*	1,527	1,985
Littelfuse, Inc.	*	2,845	56,786
LoJack Corp.	*	1,880	7,877
Maxwell Technologies, Inc.	*	3,381	46,759
Measurement Specialties, Inc.	*	3,063	21,594
Mercury Computer Systems, Inc.	*	2,443	22,598
Merix Corp.	*	2,175	1,631
Mesa Laboratories, Inc.		1,200	23,532
Methode Electronics, Inc.		2,784	19,544
MTS Systems Corp.		2,635	54,413
National Instruments Corp.	†	4,791	108,085
Newport Corp.	*†	3,015	17,457
NU Horizons Electronics Corp.	*	3,069	10,250
OI Corp.		1,600	8,656
OSI Systems, Inc.	*†	2,179	45,432
Park Electrochemical Corp.		1,950	41,984
PC Connection, Inc.	*†	2,755	14,464
Planar Systems, Inc.	*	1,786	2,161
Plexus Corp.	*	3,210	65,677
Radisys Corp.	*	2,757	24,841
Research Frontiers, Inc.	*†	2,932	10,497
Rofin-Sinar Technologies, Inc.	*	3,102	$62,071
Rogers Corp.	*†	1,417	28,666
Sanmina-SCI Corp.	*	39,169	17,234
ScanSource, Inc.	*†	2,737	67,111
Sigmatron International, Inc.	*	283	529
SMART Modular Technologies (WWH), Inc.	*	2,050	4,654
Spectrum Control, Inc.	*	1,195	10,516
SYNNEX Corp.	*†	2,160	53,978
Tech Data Corp.	*	4,639	151,742
Technitrol, Inc.		7,988	51,682
Trans-Lux Corp.	*	867	737
Trimble Navigation Ltd.	*†	10,180	199,833
TTM Technologies, Inc.	*	3,547	28,234
Universal Display Corp.	*	2,789	27,276
Vishay Intertechnology, Inc.	*	15,234	103,439
X-Rite, Inc.	*†	2,441	3,662
Zygo Corp.	*	2,489	11,599
			3,275,842
Energy Equipment & Services—1.8%
Allis-Chalmers Energy, Inc.	*†	4,292	9,915
Atwood Oceanics, Inc.	*	4,750	118,322
Basic Energy Services, Inc.	*	2,408	16,447
Bolt Technology Corp.	*	2,455	27,594
Bristow Group, Inc.	*†	2,203	65,275
Bronco Drilling Co., Inc.	*	3,007	12,870
Cal Dive International, Inc.	*	5,564	48,017
CARBO Ceramics, Inc.	†	1,582	54,104
Complete Production Services, Inc.	*	4,409	28,041
Dawson Geophysical Co.	*	930	27,760
Dresser-Rand Group, Inc.	*	7,669	200,161
Dril-Quip, Inc.	*	2,446	93,193
Exterran Holdings, Inc.	*†	4,980	79,879
Global Industries Ltd.	*	10,304	58,321
Gulfmark Offshore, Inc.	*	2,138	59,009
Helix Energy Solutions Group, Inc.	*†	8,510	92,504
Helmerich & Payne, Inc.		8,509	262,673
Hercules Offshore, Inc.	*†	6,416	25,472
Hornbeck Offshore Services, Inc.	*	2,714	58,052
ION Geophysical Corp.	*	5,372	13,806
Key Energy Services, Inc.	*	9,195	52,963
Lufkin Industries, Inc.		1,255	52,773
Matrix Service Co.	*	2,410	27,667
Mitcham Industries, Inc.	*†	1,100	5,709
NATCO Group, Inc., Class A	*	2,192	72,161
Natural Gas Services Group, Inc.	*	2,837	37,732
Newpark Resources, Inc.	*	9,665	27,545
Oceaneering International, Inc.	*†	4,657	210,496
Oil States International, Inc.	*	4,494	108,800
OYO Geospace Corp.	*	550	14,113
Parker Drilling Co.	*†	9,263	40,201
Patterson-UTI Energy, Inc.	†	13,344	171,604
PHI, Inc.	*	1,283	21,991
Pioneer Drilling Co.	*	6,698	32,083
Pride International, Inc.	*	14,049	352,068
RPC, Inc.		4,269	35,646
SEACOR Holdings, Inc.	*†	1,646	123,845
Sulphco, Inc.	*†	8,130	7,480
Superior Energy Services, Inc.	*	6,470	111,737
T-3 Energy Services, Inc.	*	975	11,612
Tetra Technologies, Inc.	*	7,968	63,425
Tidewater, Inc.		4,105	175,981

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Trico Marine Services, Inc.	*†	1,353	$4,641
Unit Corp.	*	3,819	105,290
			3,218,978
Food & Staples Retailing—0.5%
Andersons, Inc. (The)		1,795	53,742
Arden Group, Inc., Class A		260	32,526
BJ’s Wholesale Club, Inc.	*	4,990	160,828
Casey’s General Stores, Inc.	†	4,617	118,611
Great Atlantic & Pacific Tea Co.	*†	2,493	10,595
Nash Finch Co.	†	1,190	32,201
Nyer Medical Group, Inc.	*	2,533	1,925
Pantry, Inc. (The)	*	2,139	35,507
Rite Aid Corp.	*	53,256	80,417
Ruddick Corp.		3,143	73,640
Spartan Stores, Inc.		2,807	34,835
United Natural Foods, Inc.	*	3,712	97,440
Village Super Market, Inc., Class A		564	16,779
Weis Markets, Inc.		1,103	36,973
Winn-Dixie Stores, Inc.	*	4,340	54,424
			840,443
Food Products—1.6%
American Italian Pasta Co., Class A	*†	1,509	43,972
B&G Foods, Inc., Class A		2,850	23,969
Bridgford Foods Corp.	*	560	4,833
Bunge Ltd.	†	10,526	634,191
Calavo Growers, Inc.	†	3,561	70,615
Cal-Maine Foods, Inc.	†	1,379	34,420
Chiquita Brands International, Inc.	*†	4,064	41,697
Corn Products International, Inc.		6,398	171,402
Darling International, Inc.	*	9,960	65,736
Del Monte Foods Co.		16,592	155,633
Diamond Foods, Inc.		2,255	62,914
Farmer Bros. Co.		930	21,278
Flowers Foods, Inc.	†	8,692	189,833
Fresh Del Monte Produce, Inc. (Cayman Islands)	*	3,718	60,455
Green Mountain Coffee Roasters, Inc.	*†	2,730	161,398
Griffin Land & Nurseries, Inc.		650	20,332
Hain Celestial Group, Inc. (The)	*†	3,891	60,739
Inventure Group, Inc. (The)	*	9,182	22,588
J&J Snack Foods Corp.		1,866	66,989
John B. Sanfilippo & Son, Inc.	*	1,899	13,578
Lancaster Colony Corp.	†	2,437	107,399
Lance, Inc.		3,688	85,303
Omega Protein Corp.	*	1,515	6,151
Ralcorp Holdings, Inc.	*	5,287	322,084
Sanderson Farms, Inc.		1,537	69,165
Smart Balance, Inc.	*	7,937	54,051
Smithfield Foods, Inc.	*†	11,052	154,396
Tootsie Roll Industries, Inc.	†	2,980	67,616
TreeHouse Foods, Inc.	*†	2,692	77,449
			2,870,186
Gas Utilities—1.4%
AGL Resources, Inc.		7,058	224,444
AmeriGas Partners LP		2,932	98,896
Atmos Energy Corp.		7,706	192,958
Chesapeake Utilities Corp.	†	1,039	$33,799
Delta Natural Gas Co., Inc.		971	21,867
Energen Corp.		5,409	215,819
Ferrellgas Partners LP		3,664	59,503
Laclede Group, Inc. (The)		1,902	63,013
National Fuel Gas Co.		5,721	206,414
New Jersey Resources Corp.		3,748	138,826
Northwest Natural Gas Co.	†	2,771	122,811
Oneok, Inc.		8,152	240,403
Piedmont Natural Gas Co., Inc.		5,431	130,941
South Jersey Industries, Inc.		3,110	108,508
Southwest Gas Corp.		3,594	79,823
Spectra Energy Partners LP		1,605	34,508
Suburban Propane Partners LP		2,861	120,648
UGI Corp.		9,514	242,512
WGL Holdings, Inc.		3,921	125,550
			2,461,243
Health Care Equipment & Supplies—2.9%
Abaxis, Inc.	*†	1,864	38,287
ABIOMED, Inc.	*†	3,940	34,751
Align Technology, Inc.	*†	6,208	65,805
American Medical Systems Holdings, Inc.	*	6,696	105,797
Analogic Corp.		1,287	47,555
Angiodynamics, Inc.	*†	2,450	32,511
Aspect Medical Systems, Inc.	*†	2,322	13,723
Atrion Corp.	†	308	41,300
Beckman Coulter, Inc.		5,854	334,498
Biolase Technology, Inc.	*†	3,105	5,247
Candela Corp.	*	2,794	2,878
Cantel Medical Corp.	*	1,690	27,429
Cardiac Science Corp.	*†	4,135	16,623
Cerus Corp.	*	3,201	3,297
Conceptus, Inc.	*†	2,419	40,881
Conmed Corp.	*†	3,084	47,864
Cooper Cos., Inc. (The)		3,954	97,782
CryoLife, Inc.	*	4,037	22,365
Cutera, Inc.	*	1,264	10,896
Cyberonics, Inc.	*	2,351	39,097
Cynosure, Inc., Class A	*	772	5,906
DexCom, Inc.	*†	3,175	19,653
Edwards Lifesciences Corp.	*	5,491	373,553
Endologix, Inc.	*	8,683	29,001
ev3, Inc.	*	5,996	64,277
Gen-Probe, Inc.	*	4,801	206,347
Greatbatch, Inc.	*†	2,283	51,619
Haemonetics Corp.	*†	2,976	169,632
HealthTronics, Inc.	*	2,530	5,085
Hill-Rom Holdings, Inc.		4,747	76,996
Hologic, Inc.	*	23,244	330,762
ICU Medical, Inc.	*†	1,366	56,211
Idexx Laboratories, Inc.	*†	5,116	236,359
I-Flow Corp.	*	2,590	17,975
Immucor, Inc.	*	5,903	81,225
Integra LifeSciences Holdings Corp.	*†	2,236	59,276
Invacare Corp.		2,826	49,879
Inverness Medical Innovations, Inc.	*†	7,558	268,914
IRIS International, Inc.	*†	2,570	30,326
Kensey Nash Corp.	*	1,683	44,111
Kinetic Concepts, Inc.	*	5,256	143,226
Masimo Corp.	*	5,266	126,963
Medical Action Industries, Inc.	*†	1,860	21,297
Meridian Bioscience, Inc.	†	3,470	78,353
Merit Medical Systems, Inc.	*	2,509	40,897

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Micrus Endovascular Corp.	*	1,353	$12,231
Natus Medical, Inc.	*†	2,621	30,246
Neogen Corp.	*	1,642	47,585
NuVasive, Inc.	*†	3,118	139,063
NxStage Medical, Inc.	*†	3,660	21,594
OraSure Technologies, Inc.	*	4,328	10,690
Orthofix International NV (Netherlands Antilles)	*	2,011	50,295
Orthovita, Inc.	*	8,897	45,819
Osteotech, Inc.	*	1,499	6,596
OTIX Global, Inc.	*	2,950	2,360
Palomar Medical Technologies, Inc.	*†	2,762	40,491
Quidel Corp.	*†	2,820	41,059
ResMed, Inc.	*	6,479	263,890
Rochester Medical Corp.	*†	2,249	30,137
RTI Biologics, Inc.	*†	7,464	32,021
Sirona Dental Systems, Inc.	*	1,750	34,982
Somanetics Corp.	*	1,572	25,954
SonoSite, Inc.	*	1,650	33,099
Spectranetics Corp.	*†	3,376	16,644
Staar Surgical Co.	*	2,688	6,478
STERIS Corp.		4,732	123,410
SurModics, Inc.	*†	1,932	43,721
Synovis Life Technologies, Inc.	*	1,638	34,021
Teleflex, Inc.		3,230	144,801
Theragenics Corp.	*	5,822	7,510
ThermoGenesis Corp.	*	4,317	2,720
Thoratec Corp.	*†	4,735	126,803
TomoTherapy, Inc.	*	4,950	13,612
Urologix, Inc.	*	1,050	1,302
Vision-Sciences, Inc.	*†	4,110	3,781
Volcano Corp.	*	4,832	67,551
West Pharmaceutical Services, Inc.	†	2,658	92,631
Wright Medical Group, Inc.	*	3,907	63,528
Young Innovations, Inc.		677	14,752
Zoll Medical Corp.	*	1,952	37,752
			5,285,558
Health Care Providers & Services—2.6%
Alliance HealthCare Services, Inc.	*	3,525	25,838
Almost Family, Inc.	*	716	18,695
Amedisys, Inc.	*†	2,278	75,220
America Service Group, Inc.	*†	1,972	31,690
American Dental Partners, Inc.	*	1,668	15,129
AMERIGROUP Corp.	*†	4,191	112,528
AMN Healthcare Services, Inc.	*	3,864	24,652
Amsurg Corp.	*	3,079	66,014
Bio-Reference Labs, Inc.	*	1,655	52,315
BioScrip, Inc.	*	3,476	20,578
Brookdale Senior Living, Inc.	†	6,131	59,716
Capital Senior Living Corp.	*	2,245	10,215
CardioNet, Inc.	*†	2,061	33,635
Catalyst Health Solutions, Inc.	*	3,425	85,419
Centene Corp.	*	3,612	72,168
Chemed Corp.		2,102	82,987
Chindex International, Inc.	*	1,527	18,889
Clarient, Inc.	*	3,308	12,306
Community Health Systems, Inc.	*	7,816	197,354
Cross Country Healthcare, Inc.	*	2,631	18,075
Emergency Medical Services Corp., Class A	*	758	27,910
Ensign Group, Inc. (The)		2,720	38,706
Five Star Quality Care, Inc.	*	4,500	$8,595
Genoptix, Inc.	*†	1,943	62,157
Gentiva Health Services, Inc.	*	2,330	38,352
Hanger Orthopedic Group, Inc.	*†	3,263	44,344
Health Management Associates, Inc., Class A	*	23,659	116,875
Health Net, Inc.	*	8,739	135,891
Healthsouth Corp.	*	7,544	108,935
Healthspring, Inc.	*	4,297	46,665
Healthways, Inc.	*	3,517	47,304
Henry Schein, Inc.	*†	8,340	399,903
HMS Holdings Corp.	*†	2,386	97,158
inVentiv Health, Inc.	*	3,246	43,918
IPC The Hospitalist Co., Inc.	*	1,647	43,958
Kindred Healthcare, Inc.	*	3,509	43,406
Landauer, Inc.		923	56,617
LHC Group, Inc.	*	1,077	23,920
LifePoint Hospitals, Inc.	*†	4,759	124,924
Lincare Holdings, Inc.	*	7,126	167,604
Magellan Health Services, Inc.	*	4,260	139,813
Mednax, Inc.	*†	3,897	164,181
Molina Healthcare, Inc.	*†	1,190	28,465
MWI Veterinary Supply, Inc.	*†	1,472	51,314
National Healthcare Corp.	†	1,078	40,899
National Research Corp.		1,250	30,500
NovaMed, Inc.	*†	4,904	19,371
Odyssey HealthCare, Inc.	*	3,093	31,796
Omnicare, Inc.		9,782	251,984
Owens & Minor, Inc.		3,659	160,337
PDI, Inc.	*	703	2,882
PharMerica Corp.	*†	3,153	61,893
Providence Service Corp. (The)	*	1,639	17,947
PSS World Medical, Inc.	*†	4,966	91,921
Psychemedics Corp.		902	6,206
Psychiatric Solutions, Inc.	*†	4,353	98,987
RehabCare Group, Inc.	*†	2,389	57,169
Res-Care, Inc.	*	2,426	34,692
Rural/Metro Corp.	*†	1,600	4,080
Skilled Healthcare Group, Inc., Class A	*	2,964	22,230
Sun Healthcare Group, Inc.	*	4,433	37,415
Sunrise Senior Living, Inc.	*†	2,650	4,372
Triple-S Management Corp., Class B (Puerto Rico)	*†	3,128	48,766
U.S. Physical Therapy, Inc.	*	2,083	30,724
United American Healthcare Corp.	*	4,252	7,016
Universal American Corp.	*	5,124	44,681
Universal Health Services, Inc., Class B		3,981	194,472
VCA Antech, Inc.	*†	7,619	203,427
WellCare Health Plans, Inc.	*†	4,163	76,974
			4,675,079
Health Care Technology—0.6%
Allscripts-Misys Healthcare Solutions, Inc.	†	6,289	99,744
AMICAS, Inc.	*	2,496	6,939
athenahealth, Inc.	*	2,545	94,191
Cerner Corp.	*	5,458	339,979
Computer Programs & Systems, Inc.	†	1,298	49,726
Eclipsys Corp.	*†	4,507	80,135
HLTH Corp.	*	9,424	123,454
MedAssets, Inc.	*	3,153	61,326
Mediware Information Systems, Inc.	*	1,089	6,697
Merge Healthcare, Inc.	*	4,320	18,576

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Omnicell, Inc.	*	4,056	$43,602
Phase Forward, Inc.	*†	3,812	57,599
Quality Systems, Inc.	†	1,755	99,965
Vital Images, Inc.	*	1,498	17,002
			1,098,935
Hotels, Restaurants & Leisure—2.2%
AFC Enterprises, Inc.	*	6,571	44,354
Ambassadors Group, Inc.		2,796	38,501
Ambassadors International, Inc.	*	524	157
Ameristar Casinos, Inc.		3,664	69,726
Bally Technologies, Inc.	*	5,574	166,774
Benihana, Inc., Class A	*	680	4,298
Bluegreen Corp.	*	1,800	4,536
Bob Evans Farms, Inc.		2,925	84,064
Boyd Gaming Corp.	*	8,538	72,573
Brinker International, Inc.		8,478	144,380
Buffalo Wild Wings, Inc.	*	1,504	48,910
Burger King Holdings, Inc.		7,218	124,655
California Pizza Kitchen, Inc.	*†	2,265	30,102
CEC Entertainment, Inc.	*	1,994	58,783
Cedar Fair, LP		6,608	72,292
Cheesecake Factory, Inc. (The)	*†	4,778	82,659
Chipotle Mexican Grill, Inc., Class A	*†	2,737	218,960
Choice Hotels International, Inc.		3,101	82,518
Churchill Downs, Inc.		1,129	38,002
CKE Restaurants, Inc.		4,056	34,395
Cosi, Inc.	*	3,120	1,966
Cracker Barrel Old Country Store, Inc.		1,879	52,424
DineEquity, Inc.	†	2,335	72,829
Domino’s Pizza, Inc.	*	4,270	31,982
Dover Downs Gaming & Entertainment, Inc.		1,687	7,845
Dover Motorsports, Inc.	†	1,645	2,336
Empire Resorts, Inc.	*†	2,513	4,549
Gaylord Entertainment Co.	*†	4,934	62,711
Great Wolf Resorts, Inc.	*†	3,072	6,267
International Speedway Corp., Class A		2,450	62,744
Interval Leisure Group, Inc.	*†	2,598	24,213
Isle of Capri Casinos, Inc.	*†	1,251	16,663
Jack in the Box, Inc.	*	4,991	112,048
Jamba, Inc.	*†	4,465	5,358
Krispy Kreme Doughnuts, Inc.	*	5,000	15,000
Landry’s Restaurants, Inc.	*	1,254	10,784
Las Vegas Sands Corp.	*†	37,246	292,754
Life Time Fitness, Inc.	*†	3,312	66,273
Luby’s, Inc.	*	3,380	13,723
Marcus Corp.		1,805	18,989
MAXXAM, Inc.	*	857	9,256
McCormick & Schmick’s Seafood Restaurants, Inc.	*	1,401	10,662
MGM MIRAGE	*†	20,799	132,906
Monarch Casino & Resort, Inc.	*†	2,897	21,148
Morgans Hotel Group Co.	*†	7,052	27,009
MTR Gaming Group, Inc.	*	4,525	11,312
Multimedia Games, Inc.	*†	2,902	14,394
O’Charleys, Inc.		3,157	29,202
Orient-Express Hotels Ltd., Class A (Bermuda)	†	5,846	49,633
P.F. Chang’s China Bistro, Inc.	*†	2,090	67,005
Panera Bread Co., Class A	*†	2,589	129,088
Papa John’s International, Inc.	*	2,356	58,405
Peet’s Coffee & Tea, Inc.	*	1,297	$32,684
Penn National Gaming, Inc.	*	6,272	182,578
Pinnacle Entertainment, Inc.	*	6,186	57,468
Red Robin Gourmet Burgers, Inc.	*†	1,203	22,556
Royal Caribbean Cruises Ltd.		11,386	154,166
Ruby Tuesday, Inc.	*	3,481	23,183
Scientific Games Corp., Class A	*†	5,827	91,892
Shuffle Master, Inc.	*	5,440	35,958
Sonic Corp.	*	5,694	57,111
Speedway Motorsports, Inc.		1,680	23,117
Steak n Shake Co. (The)	*†	2,198	19,211
Texas Roadhouse, Inc., Class A	*	7,315	79,807
Vail Resorts, Inc.	*	2,500	67,050
Wendy’s/Arby’s Group, Inc., Class A		34,307	137,228
WMS Industries, Inc.	*	3,516	110,789
Youbet.com, Inc.	*	2,200	7,260
			3,964,175
Household Durables—1.1%
American Greetings Corp., Class A		3,420	39,946
Bassett Furniture Industries, Inc.		610	1,677
Beazer Homes USA, Inc.	*†	5,676	10,387
Blyth, Inc.	†	877	28,757
Brookfield Homes Corp.	*†	858	3,432
California Coastal Communities, Inc.	*†	1,028	1,419
Cavco Industries, Inc.	*	1,216	30,801
Champion Enterprises, Inc.	*	6,043	1,934
CSS Industries, Inc.		1,140	23,233
Ethan Allen Interiors, Inc.	†	1,648	17,073
Furniture Brands International, Inc.		4,572	13,853
Garmin Ltd. (Cayman Islands)		10,958	261,020
Helen of Troy Ltd. (Bermuda)	*	3,172	53,258
Hooker Furniture Corp.	†	1,125	12,915
Hovnanian Enterprises, Inc., Class A	*†	3,491	8,239
Jarden Corp.	*	7,489	140,419
La-Z-Boy, Inc.	†	8,340	39,365
M/I Homes, Inc.	*†	1,741	17,044
MDC Holdings, Inc.	†	2,998	90,270
Meritage Homes Corp.	*	3,880	73,177
Mohawk Industries, Inc.	*†	4,367	155,815
National Presto Industries, Inc.		656	49,922
NVR, Inc.	*	445	223,564
Palm Harbor Homes, Inc.	*†	1,182	2,541
Russ Berrie & Co., Inc.	*	1,157	4,524
Ryland Group, Inc.		3,938	66,001
Sealy Corp.	*†	6,171	12,095
Skyline Corp.		918	19,966
Standard Pacific Corp.	*	10,118	20,539
Tempur-Pedic International, Inc.	†	9,118	119,172
Toll Brothers, Inc.	*†	11,186	189,826
Tupperware Brands Corp.		5,787	150,578
Universal Electronics, Inc.	*	1,589	32,050
			1,914,812
Household Products—0.4%
Central Garden and Pet Co.	*	3,162	34,750
Central Garden and Pet Co., Class A	*	2,770	27,284
Church & Dwight Co., Inc.		6,771	367,733

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Energizer Holdings, Inc.	*	5,894	$307,903
WD-40 Co.		1,550	44,950
			782,620
Independent Power Producers & Energy Traders—0.8%
Calpine Corp.	*	30,602	341,212
Mirant Corp.	*	14,922	234,872
NRG Energy, Inc.	*	22,851	593,212
Ormat Technologies, Inc.	†	1,614	65,061
RRI Energy, Inc.	*	27,722	138,887
			1,373,244
Industrial Conglomerates—0.4%
Carlisle Cos., Inc.		5,366	128,999
Icahn Enterprises LP		533	20,904
McDermott International, Inc.	*	21,019	426,896
Otter Tail Corp.	†	2,897	63,271
Raven Industries, Inc.	†	1,490	38,144
Seaboard Corp.		43	48,246
Standex International Corp.		1,584	18,374
Tredegar Corp.		2,467	32,860
			777,694
Insurance—9.5%
Alleghany Corp.	*	544	147,424
Allied World Assurance Co. Holdings Ltd. (Bermuda)		3,096	126,410
Ambac Financial Group, Inc.	†	18,320	16,854
American Financial Group, Inc.		6,180	133,364
American Independence Corp.	*	430	2,000
American National Insurance Co.	†	1,438	108,684
American Physicians Capital, Inc.		1,201	47,031
American Physicians Service Group, Inc.		1,691	38,369
American Safety Insurance Holdings Ltd. (Bermuda)	*	2,656	36,148
Amerisafe, Inc.	*	2,182	33,952
Amtrust Financial Services, Inc.		3,403	38,794
Arch Capital Group Ltd. (Bermuda)	*	5,123	300,105
Argo Group International Holdings Ltd. (Bermuda)	*	3,031	85,535
Arthur J. Gallagher & Co.		7,382	157,532
Aspen Insurance Holdings Ltd. (Bermuda)		5,878	131,315
Assured Guaranty Ltd. (Bermuda)	†	6,348	78,588
Axis Capital Holdings Ltd. (Bermuda)		12,944	338,874
Baldwin & Lyons, Inc., Class B	†	1,316	25,925
Berkshire Hathaway, Inc., Class A	*	105	9,450,000
Brown & Brown, Inc.		9,399	187,322
Citizens, Inc.	*†	4,717	28,679
CNA Financial Corp.	†	1,883	29,130
CNA Surety Corp.	*	1,486	20,046
Conseco, Inc.	*†	12,970	30,739
Crawford & Co., Class B	*†	3,543	17,006
Delphi Financial Group, Inc., Class A		3,694	71,774
Donegal Group, Inc., Class B		759	10,592
eHealth, Inc.	*	2,028	35,815
EMC Insurance Group, Inc.	†	1,041	21,663
Employers Holdings, Inc.		4,738	64,200
Endurance Specialty Holdings Ltd. (Bermuda)		4,392	$128,686
Enstar Group Ltd. (Bermuda)	*	626	36,840
Erie Indemnity Co., Class A		3,264	116,721
Everest Re Group Ltd. (Bermuda)		4,967	355,488
FBL Financial Group, Inc., Class A	†	1,058	8,739
Fidelity National Financial, Inc., Class A		20,687	279,895
First American Corp.		6,560	169,970
First Mercury Financial Corp.		1,534	21,123
FPIC Insurance Group, Inc.	*	1,050	32,151
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	2,930	50,718
Hanover Insurance Group, Inc. (The)	†	3,980	151,678
Harleysville Group, Inc.	†	1,278	36,065
HCC Insurance Holdings, Inc.		9,123	219,043
Hilltop Holdings, Inc.	*†	3,923	46,566
Horace Mann Educators Corp.		3,101	30,917
Independence Holding Co.		963	6,125
Infinity Property & Casualty Corp.		1,280	46,669
IPC Holdings Ltd. (Bermuda)		4,430	121,116
Kansas City Life Insurance Co.		903	24,300
Markel Corp.	*†	821	231,276
Max Capital Group Ltd. (Bermuda)		4,157	76,738
Meadowbrook Insurance Group, Inc.		6,165	40,258
Mercury General Corp.	†	2,807	93,838
Montpelier Re Holdings Ltd. (Bermuda)		6,945	92,299
National Financial Partners Corp.	†	7,233	52,946
Navigators Group, Inc.	*	1,745	77,530
NYMAGIC, Inc.		1,110	15,407
Odyssey Re Holdings Corp.	†	1,814	72,524
Old Republic International Corp.		18,687	184,067
OneBeacon Insurance Group Ltd., Class A	†	2,457	28,722
PartnerRe Ltd. (Bermuda)		5,003	324,945
Phoenix Cos., Inc. (The)	*	9,881	16,501
Platinum Underwriters Holdings Ltd. (Bermuda)		4,036	115,389
PMA Capital Corp., Class A	*	5,374	24,452
Presidential Life Corp.		2,568	19,440
ProAssurance Corp.	*†	2,725	125,922
Protective Life Corp.	†	7,261	83,066
Reinsurance Group of America, Inc.		5,842	203,944
RenaissanceRe Holdings Ltd. (Bermuda)		5,326	247,872
RLI Corp.	†	1,980	88,704
Safety Insurance Group, Inc.	†	2,360	72,122
SeaBright Insurance Holdings, Inc.	*	3,141	31,818
Selective Insurance Group, Inc.		6,236	79,634
StanCorp Financial Group, Inc.		4,118	118,104
State Auto Financial Corp.		1,741	30,468
Stewart Information Services Corp.		1,684	23,997
Tower Group, Inc.		3,003	74,414
Transatlantic Holdings, Inc.		4,926	213,444
United Fire & Casualty Co.	†	2,592	44,453
Unitrin, Inc.		3,311	39,798

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Validus Holdings Ltd. (Bermuda)	†	2,732	$60,049
W.R. Berkley Corp.		11,815	253,668
Wesco Financial Corp.		115	33,465
White Mountains Insurance Group Ltd.		640	146,502
Zenith National Insurance Corp.	†	2,791	60,676
			17,195,132
Internet & Catalog Retail—0.6%
1-800-FLOWERS.COM, Inc., Class A	*	2,113	4,057
Blue Nile, Inc.	*†	1,625	69,859
dELiA*s, Inc.	*	2,555	6,081
drugstore.com, Inc.	*	18,137	33,009
Hollywood Media Corp.	*	15,979	24,927
HSN, Inc.	*	2,598	27,461
Liberty Media Corp. - Interactive, Series A	*	50,575	253,381
NetFlix, Inc.	*†	3,996	165,195
NutriSystem, Inc.	†	3,071	44,530
Overstock.com, Inc.	*†	3,326	39,779
priceline.com, Inc.	*†	3,625	404,369
Shutterfly, Inc.	*†	2,715	37,874
Stamps.com, Inc.	*	2,642	22,404
Ticketmaster Entertainment, Inc.	*	2,598	16,679
Valuevision Media, Inc., Class A	*	6,193	12,138
			1,161,743
Internet Software & Services—1.1%
Art Technology Group, Inc.	*	13,955	53,029
Autobytel, Inc.	*	4,755	2,040
Bankrate, Inc.	*†	1,551	39,147
comScore, Inc.	*	2,914	38,814
Constant Contact, Inc.	*†	2,460	48,806
DealerTrack Holdings, Inc.	*†	4,113	69,921
Digital River, Inc.	*	3,158	114,699
DivX, Inc.	*	2,892	15,877
Earthlink, Inc.	*	9,949	73,722
Equinix, Inc.	*	3,053	222,075
GSI Commerce, Inc.	*†	1,470	20,948
IAC/InterActiveCorp	*	9,528	152,924
Imergent, Inc.		1,043	7,301
Infospace, Inc.	*	4,619	30,624
Internap Network Services Corp.	*	8,921	31,134
Internet Brands, Inc., Class A	*	2,400	16,800
Internet Capital Group, Inc.	*	3,445	23,185
Ipass, Inc.	*	6,163	9,861
j2 Global Communications, Inc.	*	4,168	94,030
Keynote Systems, Inc.	*	3,262	24,922
Knot, Inc. (The)	*	3,458	27,249
Limelight Networks, Inc.	*	2,028	8,923
LivePerson, Inc.	*	3,334	13,336
Looksmart Ltd.	*	4,010	5,333
LoopNet, Inc.	*	1,850	14,338
Marchex, Inc., Class B	†	2,710	9,133
ModusLink Global Solutions, Inc.	*	3,461	23,742
Move, Inc.	*	12,712	27,458
NaviSite, Inc.	*	3,725	5,103
NIC, Inc.		6,673	45,176
Omniture, Inc.	*	8,021	$100,744
On2 Technologies, Inc.	*†	39,239	16,480
Openwave Systems, Inc.	*	4,311	9,657
Perficient, Inc.	*	2,090	14,609
Rackspace Hosting, Inc.	*†	6,063	84,033
RealNetworks, Inc.	*	10,782	32,238
Saba Software, Inc.	*	1,576	6,068
SAVVIS, Inc.	*	3,224	36,947
support.com, Inc.	*	4,962	10,817
Terremark Worldwide, Inc.	*†	3,200	18,496
United Online, Inc.		6,200	40,362
Valueclick, Inc.	*	6,880	72,378
Vertro, Inc.	*	6,581	1,250
Vignette Corp.	*	2,329	30,626
VistaPrint Ltd. (Bermuda)	*†	4,124	175,889
Vocus, Inc.	*†	2,731	53,965
Web.com Group, Inc.	*	1,785	10,050
WebMD Health Corp., Class A	*†	510	15,259
WebMediaBrands, Inc.	*	4,020	2,207
Zix Corp.	*†	12,056	18,084
			2,019,809
IT Services—4.2%
Accenture Ltd., Class A (Bermuda)		52,136	1,744,471
Acxiom Corp.	†	6,440	56,865
Alliance Data Systems Corp.	*†	5,559	228,975
Broadridge Financial Solutions, Inc.		11,632	192,859
CACI International, Inc., Class A	*†	2,488	106,262
Cass Information Systems, Inc.		1,213	39,714
Ciber, Inc.	*	5,015	15,546
CSG Systems International, Inc.	*	3,644	48,247
Cybersource Corp.	*†	6,953	106,381
DST Systems, Inc.	*	3,068	113,363
Edgewater Technology, Inc.	*	1,533	3,955
Euronet Worldwide, Inc.	*†	4,629	89,756
Forrester Research, Inc.	*†	1,573	38,617
Gartner, Inc., Class A	*†	5,871	89,591
Genpact Ltd. (Bermuda)	*	4,278	50,267
Global Payments, Inc.		6,747	252,743
Hackett Group, Inc. (The)	*	7,902	18,412
Heartland Payment Systems, Inc.		2,630	25,169
Hewitt Associates, Inc., Class A	*	7,271	216,530
iGATE Corp.		2,997	19,840
infoGROUP, Inc.	*	2,708	15,463
Integral Systems, Inc.	*†	2,356	19,602
Lender Processing Services, Inc.		7,712	214,162
Lionbridge Technologies, Inc.	*	7,889	14,516
Management Network Group, Inc.	*	1,600	592
Mantech International Corp., Class A	*†	1,826	78,591
Mastech Holdings, Inc.	*	199	691
MAXIMUS, Inc.		1,558	64,268
Metavante Technologies, Inc.	*	7,917	204,734
MoneyGram International, Inc.	*	5,957	10,603
NCI, Inc., Class A	*†	616	18,739
NeuStar, Inc., Class A	*	6,425	142,378
Online Resources Corp.	*	2,780	17,347
Perot Systems Corp., Class A	*	6,762	96,899
Pfsweb, Inc.	*	1,209	1,632
SAIC, Inc.	*	18,327	339,966
Sapient Corp.	*†	6,981	43,910

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
SRA International, Inc., Class A	*†	3,081	$54,102
StarTek, Inc.	*	1,875	15,037
Syntel, Inc.	†	2,183	68,634
TeleTech Holdings, Inc.	*	4,057	61,464
TNS, Inc.	*	3,922	73,537
Unisys Corp.	*	23,702	35,790
VeriFone Holdings, Inc.	*	7,751	58,210
Visa, Inc., Class A	†	38,099	2,372,044
Wright Express Corp.	*	3,218	81,962
			7,562,436
Leisure Equipment & Products—0.2%
Arctic Cat, Inc.		1,738	7,022
Brunswick Corp.	†	9,596	41,455
Callaway Golf Co.	†	5,616	28,473
Jakks Pacific, Inc.	*	2,425	31,113
Leapfrog Enterprises, Inc.	*†	3,363	7,701
Nautilus, Inc.	*†	2,480	2,802
Polaris Industries, Inc.	†	2,511	80,653
Pool Corp.	†	3,726	61,703
RC2 Corp.	*	1,530	20,242
Smith & Wesson Holding Corp.	*†	6,049	34,358
Steinway Musical Instruments, Inc.	*	1,536	16,435
Sturm Ruger & Co., Inc.	†	2,146	26,696
			358,653
Life Sciences Tools & Services—1.4%
Accelrys, Inc.	*	3,326	19,657
Affymetrix, Inc.	*†	8,830	52,362
Albany Molecular Research, Inc.	*	2,944	24,700
AMAG Pharmaceuticals, Inc.	*†	1,541	84,246
Bio-Rad Laboratories, Inc., Class A	*	1,584	119,560
Bruker Corp.	*	4,130	38,244
Caliper Life Sciences, Inc.	*†	3,187	5,641
Cambrex Corp.	*†	2,958	12,187
Charles River Laboratories International, Inc.	*	5,688	191,970
Clinical Data, Inc.	*†	1,998	22,018
Covance, Inc.	*†	5,217	256,676
Dionex Corp.	*†	1,461	89,165
Enzo Biochem, Inc.	*	6,306	27,936
eResearchTechnology, Inc.	*	4,314	26,790
Exelixis, Inc.	*	10,192	49,635
Illumina, Inc.	*†	11,624	452,639
Kendle International, Inc.	*	1,230	15,055
Luminex Corp.	*	4,012	74,383
Mettler-Toledo International, Inc. (Switzerland)	*†	2,652	204,602
Nektar Therapeutics	*	8,780	56,894
Ore Pharmaceuticals, Inc.	*	190	107
Parexel International Corp.	*	5,995	86,208
Pharmaceutical Product Development, Inc.		9,700	225,234
Sequenom, Inc.	*†	4,473	17,489
Techne Corp.		4,402	280,892
Varian, Inc.	*	2,626	103,543
			2,537,833
Machinery—2.9%
3D Systems Corp.	*†	2,259	16,287
Actuant Corp., Class A	†	6,590	80,398
AGCO Corp.	*	8,387	$243,810
Albany International Corp., Class A		2,060	23,443
Ampco-Pittsburgh Corp.		986	23,122
Astec Industries, Inc.	*†	1,849	54,897
Badger Meter, Inc.		1,258	51,578
Barnes Group, Inc.		3,373	40,105
Blount International, Inc.	*	4,339	37,359
Briggs & Stratton Corp.		4,194	55,948
Bucyrus International, Inc.		7,345	209,773
Cascade Corp.	†	779	12,254
Chart Industries, Inc.	*	2,135	38,814
CIRCOR International, Inc.		1,935	45,685
CLARCOR, Inc.	†	4,021	117,373
Colfax Corp.	*	2,950	22,774
Columbus McKinnon Corp.	*	1,765	22,327
Commercial Vehicle Group, Inc.	*	3,457	4,978
Crane Co.		4,617	103,005
Donaldson Co., Inc.	†	6,056	209,780
Dynamic Materials Corp.		2,558	49,318
EnPro Industries, Inc.	*†	2,250	40,523
ESCO Technologies, Inc.	*†	2,308	103,398
Federal Signal Corp.		3,130	23,945
Flow International Corp.	*	9,896	23,256
Force Protection, Inc.	*	10,037	88,727
FreightCar America, Inc.	†	930	15,633
Gardner Denver, Inc.	*	4,577	115,203
Gorman-Rupp Co. (The)	†	1,890	38,121
Graco, Inc.		5,403	118,974
Graham Corp.		882	11,731
Greenbrier Cos., Inc.		1,195	8,592
Harsco Corp.		7,281	206,052
Hurco Cos., Inc.	*	750	11,723
IDEX Corp.		7,284	178,968
John Bean Technologies Corp.		3,917	49,041
Joy Global, Inc.		9,551	341,162
Kadant, Inc.	*	1,553	17,533
Kaydon Corp.	†	2,761	89,898
Kennametal, Inc.		6,043	115,905
L.B. Foster Co., Class A	*	951	28,597
Lincoln Electric Holdings, Inc.		3,442	124,050
Lindsay Corp.	†	969	32,074
Lydall, Inc.	*	2,150	7,310
Middleby Corp.	*†	1,555	68,296
Mueller Industries, Inc.		2,932	60,986
Mueller Water Products, Inc., Class A		15,083	56,410
NACCO Industries, Inc., Class A		310	8,903
Navistar International Corp.	*	6,536	284,970
NN, Inc.	†	2,240	3,763
Nordson Corp.	†	2,883	111,457
Oshkosh Corp.		9,004	130,918
Pentair, Inc.		8,149	208,777
RBC Bearings, Inc.	*	1,852	37,873
Robbins & Myers, Inc.		2,530	48,703
Sauer-Danfoss, Inc.		832	5,100
SPX Corp.		4,388	214,880
Tecumseh Products Co., Class A	*	1,703	16,536
Tennant Co.		1,394	25,636
Terex Corp.	*	9,983	120,495
Timken Co.		6,731	114,965
Titan International, Inc.	†	4,901	36,610
Toro Co.	†	3,178	95,022
Trinity Industries, Inc.	†	6,337	86,310
Valmont Industries, Inc.	†	1,676	120,806

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Wabash National Corp.	†	2,596	$1,817
Wabtec Corp.	†	4,035	129,806
Watts Water Technologies, Inc., Class A		2,709	58,352
			5,300,835
Marine—0.3%
Alexander & Baldwin, Inc.	†	3,735	87,548
American Commercial Lines, Inc.	*†	726	11,239
Eagle Bulk Shipping, Inc.	†	7,947	37,271
Excel Maritime Carriers Ltd. (Greece)	†	5,862	39,451
Genco Shipping & Trading Ltd.	†	4,062	88,227
International Shipholding Corp.		724	19,519
Kirby Corp.	*	4,715	149,890
OceanFreight, Inc. (Greece)	†	1,037	1,566
TBS International Ltd., Class A (Bermuda)	*†	2,419	18,892
			453,603
Media—2.6%
4Kids Entertainment, Inc.	*	2,466	5,154
A.H. Belo Corp., Class A	†	3,861	3,784
Alloy, Inc.	*	3,318	17,552
Arbitron, Inc.		2,121	33,703
Ascent Media Corp., Class A	*	959	25,490
Belo Corp., Class A		6,361	11,386
Cablevision Systems Corp., Class A		19,549	379,446
Carmike Cinemas, Inc.		1,009	8,455
CKX, Inc.	*	6,718	47,631
Clear Channel Outdoor Holdings, Inc., Class A	*	2,470	13,091
Crown Media Holdings, Inc., Class A	*†	4,399	7,346
Cumulus Media, Inc., Class A	*	3,854	3,584
Discovery Communications, Inc., Series A	*	16,547	373,135
Discovery Communications, Inc., Series C	*	9,599	197,067
DISH Network Corp., Class A	*	18,284	296,384
DreamWorks Animation SKG, Inc., Class A	*†	5,937	163,802
E.W. Scripps Co., (The), Class A	†	7,011	14,653
EDCI Holdings, Inc.	*	533	2,798
Emmis Communications Corp., Class A	*	4,461	1,338
Entercom Communications Corp., Class A		1,873	2,866
Entravision Communications Corp., Class A	*	4,930	2,366
Gray Television, Inc.	†	3,878	1,900
Harris Interactive, Inc.	*	6,590	2,702
Harte-Hanks, Inc.		3,759	34,771
Image Entertainment, Inc.	*†	300	294
Interactive Data Corp.		4,045	93,601
John Wiley & Sons, Inc., Class A	†	4,103	136,425
Journal Communications, Inc., Class A	†	3,220	3,381
Lamar Advertising Co., Class A	*†	5,849	89,314
Lee Enterprises, Inc.	†	6,600	3,498
Liberty Global, Inc., Series A	*	22,898	363,849
Liberty Global, Inc., Series C	*†	300	4,743
Liberty Media Corp.—Capital, Series A	*	8,284	$112,331
Liberty Media Corp.— Entertainment, Series A	*	46,238	1,236,865
LIN TV Corp., Class A	*	2,390	4,015
Live Nation, Inc.	*	5,574	27,090
Martha Stewart Living Omnimedia, Class A	*	1,860	5,692
Marvel Entertainment, Inc.	*	4,140	147,343
McClatchy Co. (The), Class A		3,506	1,753
Media General, Inc., Class A	†	1,595	3,365
Mediacom Communications Corp., Class A	*	3,433	17,543
Morningstar, Inc.	*	1,781	73,431
National CineMedia, Inc.		3,917	53,898
Navarre Corp.	*	6,720	11,155
New Frontier Media, Inc.	*	2,079	4,990
Playboy Enterprises, Inc., Class B	*	1,251	3,140
Primedia, Inc.	†	5,508	11,071
Radio One, Inc., Class A	*†	4,327	3,029
Radio Unica Communications Corp.	*‡δ	1,900	—
RCN Corp.	*†	3,770	22,507
Regal Entertainment Group, Class A		6,396	85,003
Regent Communications, Inc.	*	3,610	801
Salem Communications Corp., Class A	*	850	816
Scholastic Corp.		2,095	41,460
Sinclair Broadcast Group, Inc., Class A	†	4,220	8,187
Sirius XM Radio, Inc.	*	179,684	77,264
Valassis Communications, Inc.	*	4,011	24,507
Value Line, Inc.		573	18,835
Virgin Media, Inc.		22,996	215,013
Warner Music Group Corp.	*	4,960	29,016
World Wrestling Entertainment, Inc., Class A	†	2,315	29,076
			4,614,705
Metals & Mining—1.5%
Allied Nevada Gold Corp.	*†	5,625	45,337
AMCOL International Corp.		2,631	56,777
Brush Engineered Materials, Inc.	*†	2,925	48,994
Carpenter Technology Corp.		4,339	90,295
Century Aluminum Co.	*†	5,622	35,025
Cliffs Natural Resources, Inc.		11,099	271,593
Coeur d’Alene Mines Corp.	*†	5,987	73,640
Commercial Metals Co.		10,756	172,419
Compass Minerals International, Inc.	†	2,644	145,182
Haynes International, Inc.	*	1,057	25,051
Hecla Mining Co.	*†	17,674	47,366
Horsehead Holding Corp.	*†	2,963	22,074
Kaiser Aluminum Corp.		1,080	38,783
Olympic Steel, Inc.	†	1,703	41,672
Reliance Steel & Aluminum Co.		5,928	227,576
Rock of Ages Corp.	*	1,387	2,864
Royal Gold, Inc.	†	3,754	156,542
RTI International Metals, Inc.	*	2,591	45,783
Schnitzer Steel Industries, Inc., Class A		2,442	129,084
Southern Copper Corp.	†	18,571	379,591
Steel Dynamics, Inc.		18,103	266,657
Stillwater Mining Co.	*	8,114	46,331

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Universal Stainless & Alloy Products, Inc.	*†	2,058	$33,484
Walter Energy, Inc.		5,929	214,867
Worthington Industries, Inc.		5,837	74,655
			2,691,642
Multiline Retail—0.3%
99 Cents Only Stores	*	5,211	70,765
Dillard’s, Inc., Class A	†	4,360	40,112
Dollar Tree, Inc.	*	7,287	306,783
Fred’s, Inc., Class A	†	3,463	43,634
Retail Ventures, Inc.	*	5,577	12,158
Saks, Inc.	*†	8,548	37,867
Tuesday Morning Corp.	*	1,816	6,120
			517,439
Multi-Utilities—0.9%
Alliant Energy Corp.		9,339	244,028
Avista Corp.		4,311	76,779
Black Hills Corp.		3,311	76,120
CH Energy Group, Inc.	†	1,910	89,197
MDU Resources Group, Inc.		14,476	274,609
NorthWestern Corp.		2,859	65,071
NSTAR	†	11,662	374,467
OGE Energy Corp.		8,165	231,233
PNM Resources, Inc.		6,748	72,271
Vectren Corp.		7,730	181,114
			1,684,889
Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	5,586	132,165
Oil, Gas & Consumable Fuels—7.2%
Abraxas Petroleum Corp.	*†	7,445	7,073
Adams Resources & Energy, Inc.		1,462	25,073
Alliance Resource Partners LP		1,673	54,373
Alpha Natural Resources, Inc.	*†	7,205	189,275
American Oil & Gas, Inc.	*†	4,104	4,104
APCO Argentina, Inc.		2,488	47,844
Approach Resources, Inc.	*	1,627	11,226
Arch Coal, Inc.		13,533	208,002
Arena Resources, Inc.	*†	4,084	130,075
Atlas America, Inc.	†	4,007	71,605
Atlas Energy Resources LLC		3,232	66,030
Atlas Pipeline Partners LP		4,264	33,941
ATP Oil & Gas Corp.	*†	5,099	35,489
Berry Petroleum Co., Class A		4,186	77,818
Bill Barrett Corp.	*	3,057	83,945
Blue Dolphin Energy Co.	*	3,650	1,533
Boardwalk Pipeline Partners LP		4,810	108,610
BP Prudhoe Bay Royalty Trust		1,774	122,406
BPZ Resources, Inc.	*†	6,548	32,020
BreitBurn Energy Partners LP		4,554	34,975
Brigham Exploration Co.	*	3,121	10,892
Buckeye Partners LP		4,491	192,350
Callon Petroleum Co.	*	3,060	6,059
Cano Petroleum, Inc.	*†	5,875	5,581
Carrizo Oil & Gas, Inc.	*†	3,680	63,112
Cheniere Energy, Inc.	*†	8,135	23,917
Cimarex Energy Co.	†	7,684	217,765
Clayton Williams Energy, Inc.	*	1,241	23,418
CNX Gas Corp.	*	2,745	72,111
Comstock Resources, Inc.	*	4,165	137,653
Concho Resources, Inc.	*	5,480	157,221
Contango Oil & Gas Co.	*	1,270	$53,962
Continental Resources, Inc.	*†	3,333	92,491
Copano Energy LLC		5,141	82,513
CREDO Petroleum Corp.	*†	2,125	22,695
Cross Timbers Royalty Trust		833	20,742
Crosstex Energy, Inc.		3,995	16,619
CVR Energy, Inc.	*	4,542	33,293
DCP Midstream Partners LP		2,256	48,842
Delta Petroleum Corp.	*	18,693	36,077
DHT Maritime, Inc. (Jersey, Channel Islands)		5,478	28,540
Dorchester Minerals LP		2,627	60,001
Edge Petroleum Corp.	*	5,201	3,058
El Paso Pipeline Partners LP		3,394	59,497
Enbridge Energy Partners LP		6,400	246,912
Encore Acquisition Co.	*	5,077	156,625
Energy Transfer Equity LP		17,776	450,977
Energy Transfer Partners LP		9,262	375,018
Enterprise GP Holdings LP		3,489	87,679
Enterprise Products Partners LP		28,784	717,873
Evergreen Energy, Inc.	*	4,470	4,381
EXCO Resources, Inc.	*	16,827	217,405
Forest Oil Corp.	*	8,371	124,895
Foundation Coal Holdings, Inc.		4,898	137,683
Frontier Oil Corp.		9,862	129,291
FX Energy, Inc.	*	5,763	21,842
General Maritime Corp.	†	4,323	42,754
Genesis Energy LP		4,279	54,429
Global Partners LP		1,963	36,414
GMX Resources, Inc.	*	3,624	38,559
Goodrich Petroleum Corp.	*†	3,087	75,909
Harvest Natural Resources, Inc.	*	3,340	14,729
Holly Corp.	†	4,110	73,898
Holly Energy Partners LP		1,365	43,339
Hugoton Royalty Trust		3,289	47,493
Inergy LP		4,571	116,515
International Coal Group, Inc.	*†	7,310	20,907
James River Coal Co.	*	4,172	63,122
Kinder Morgan Energy Partners LP		15,558	795,325
Kinder Morgan Management LLC	*	6,824	308,240
Kodiak Oil & Gas Corp.	*	6,000	6,540
K-Sea Transportation Partners LP		1,300	25,493
Linn Energy LLC		9,694	189,712
Magellan Midstream Holdings LP		4,616	96,844
Magellan Midstream Partners LP		6,053	210,402
Mariner Energy, Inc.	*	9,127	107,242
MarkWest Energy Partners LP		4,288	78,042
Martin Midstream Partners LP		1,200	24,768
McMoRan Exploration Co.	*	9,388	55,952
Meridian Resource Corp.	*†	11,330	3,965
National Coal Corp.	*†	2,117	2,519
Natural Resource Partners LP		3,131	65,908
Newfield Exploration Co.	*	11,385	371,948
NGAS Resources, Inc.	*†	6,300	13,167
NuStar Energy LP		4,061	219,416
NuStar GP Holdings LLC		3,028	69,947
ONEOK Partners LP		4,486	205,414
Overseas Shipholding Group, Inc.	†	1,739	59,196
Pacific Ethanol, Inc.	*	9,943	3,878
Parallel Petroleum Corp.	*	5,650	10,961
Patriot Coal Corp.	*†	8,442	53,860
Penn Virginia Corp.		4,723	77,316

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Penn Virginia Resource Partners LP		3,525	$47,834
PetroHawk Energy Corp.	*	23,607	526,436
Petroleum Development Corp.	*	1,839	28,854
Petroquest Energy, Inc.	*†	8,496	31,350
Plains All American Pipeline LP		9,933	422,649
Plains Exploration & Production Co.	*	9,658	264,243
Quest Resource Corp.	*	5,130	1,693
Quicksilver Resources, Inc.	*†	13,492	125,341
Regency Energy Partners LP		5,734	83,487
Rentech, Inc.	*†	14,020	7,991
Rosetta Resources, Inc.	*	3,732	32,655
SandRidge Energy, Inc.	*†	13,309	113,393
Ship Finance International Ltd. (Bermuda)	†	3,789	41,793
Southern Union Co.		8,573	157,657
St. Mary Land & Exploration Co.		6,292	131,314
Stone Energy Corp.	*	6,614	49,076
Sunoco Logistics Partners LP		1,983	107,518
Swift Energy Co.	*	4,215	70,180
Syntroleum Corp.	*†	9,066	20,036
TC Pipelines LP		2,270	78,973
Teekay Corp. (Canada)		3,907	82,164
Teekay Offshore Partners LP (Bahamas)		2,943	41,614
Tengasco, Inc.	*	9,394	5,355
TEPPCO Partners LP		7,530	224,846
Toreador Resources Corp.	*	2,250	15,075
Transmontaigne Partners LP		1,724	36,204
Tri-Valley Corp.	*†	2,100	2,142
Ultra Petroleum Corp.	*	12,569	490,191
Uranium Resources, Inc.	*†	5,500	7,040
USEC, Inc.	*†	11,624	61,840
Vaalco Energy, Inc.	*	8,030	33,967
Verenium Corp.	*	1,790	1,360
W&T Offshore, Inc.	†	4,200	40,908
Warren Resources, Inc.	*	5,202	12,745
Western Refining, Inc.	*†	3,632	25,642
Westmoreland Coal Co.	*†	2,951	23,903
Whiting Petroleum Corp.	*	5,349	188,071
Williams Partners LP		3,457	62,433
World Fuel Services Corp.	†	2,716	111,981
			12,978,484
Paper & Forest Products—0.2%
Buckeye Technologies, Inc.	*	4,965	22,293
Clearwater Paper Corp.	*	820	20,738
Deltic Timber Corp.	†	1,046	37,102
Domtar Corp. (Canada)	*	3,506	58,129
Glatfelter		3,315	29,504
Louisiana-Pacific Corp.	*	6,527	22,322
Neenah Paper, Inc.		2,110	18,589
Schweitzer-Mauduit International, Inc.		2,065	56,189
Wausau Paper Corp.		3,503	23,540
			288,406
Personal Products—0.5%
Alberto-Culver Co.		7,232	183,910
Bare Escentuals, Inc.	*	4,574	40,571
Chattem, Inc.	*†	1,983	135,042
Elizabeth Arden, Inc.	*	2,728	23,815
Herbalife Ltd. (Cayman Islands)		6,051	190,849
Mannatech, Inc.		2,631	$8,682
Mead Johnson Nutrition Co., Class A	*	2,897	92,038
Medifast, Inc.	*†	2,284	26,175
NBTY, Inc.	*	5,112	143,749
Nu Skin Enterprises, Inc., Class A		4,322	66,127
Prestige Brands Holdings, Inc.	*	2,900	17,835
Reliv International, Inc.		3,018	10,322
USANA Health Sciences, Inc.	*†	743	22,089
			961,204
Pharmaceuticals—1.0%
Adolor Corp.	*	8,628	15,185
Alexza Pharmaceuticals, Inc.	*†	2,897	6,866
Auxilium Pharmaceuticals, Inc.	*†	4,551	142,810
AVANIR Pharmaceuticals, Inc., Class A	*†	9,525	21,145
BioMimetic Therapeutics, Inc.	*	2,563	23,682
Cadence Pharmaceuticals, Inc.	*†	3,700	36,963
Columbia Laboratories, Inc.	*†	5,940	6,772
CPEX Pharmaceuticals, Inc.	*	201	2,008
Cypress Bioscience, Inc.	*	4,031	37,972
Depomed, Inc.	*	7,330	23,823
Discovery Laboratories, Inc.	*†	10,296	10,605
Durect Corp.	*	7,330	17,445
Emisphere Technologies, Inc.	*†	3,412	3,480
Endo Pharmaceuticals Holdings, Inc.	*	10,438	187,049
Heska Corp.	*	4,463	1,651
Hi-Tech Pharmacal Co., Inc.	*	2,404	21,396
Hollis-Eden Pharmaceuticals, Inc.	*	3,834	1,917
Inspire Pharmaceuticals, Inc.	*	4,570	25,409
KV Pharmaceutical Co., Class A	*†	3,009	9,659
Matrixx Initiatives, Inc.	*†	1,810	10,118
MDRNA, Inc.	*†	3,350	4,623
Medicines Co. (The)	*	5,261	44,140
Medicis Pharmaceutical Corp., Class A		4,522	73,799
Noven Pharmaceuticals, Inc.	*	3,115	44,545
Obagi Medical Products, Inc.	*†	2,119	15,448
Optimer Pharmaceuticals, Inc.	*†	4,269	63,907
Pain Therapeutics, Inc.	*	3,499	18,790
Par Pharmaceutical Cos., Inc.	*†	3,271	49,556
Penwest Pharmaceuticals Co.	*	5,730	16,330
Perrigo Co.	†	7,060	196,127
Pozen, Inc.	*	1,922	14,761
Questcor Pharmaceuticals, Inc.	*†	4,000	20,000
Salix Pharmaceuticals Ltd.	*†	4,445	43,872
Santarus, Inc.	*†	7,750	21,855
Sepracor, Inc.	*	9,529	165,042
SuperGen, Inc.	*†	3,719	7,475
Valeant Pharmaceuticals International	*†	5,975	153,677
Viropharma, Inc.	*	6,036	35,793
Vivus, Inc.	*	7,557	45,947
Warner Chilcott Ltd., Class A (Bermuda)	*	7,666	100,808
XenoPort, Inc.	*	1,873	43,397
			1,785,847
Professional Services—1.0%
Acacia Research - Acacia Technologies	*†	5,547	43,655
Administaff, Inc.	†	2,357	54,847
Advisory Board Co. (The)	*	1,300	33,410

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Barrett Business Services, Inc.		1,740	$18,270
CBIZ, Inc.	*	5,140	36,597
CDI Corp.		2,129	23,738
Corporate Executive Board Co. (The)	†	3,201	66,453
CoStar Group, Inc.	*†	1,557	62,078
CRA International, Inc.	*	1,427	39,614
Diamond Management & Technology Consultants, Inc.		3,731	15,670
Exponent, Inc.	*	1,790	43,873
First Advantage Corp., Class A	*	2,419	36,793
FTI Consulting, Inc.	*	4,170	211,502
Heidrick & Struggles International, Inc.	†	2,178	39,749
Hudson Highland Group, Inc.	*†	1,880	3,685
Huron Consulting Group, Inc.	*	1,888	87,282
ICF International, Inc.	*†	516	14,236
IHS, Inc., Class A	*	4,063	202,622
Kelly Services, Inc., Class A		2,431	26,619
Kforce, Inc.	*	3,398	28,101
Korn/Ferry International	*	4,056	43,156
LECG Corp.	*†	2,344	7,641
Manpower, Inc.		6,869	290,834
MPS Group, Inc.	*	9,504	72,611
Navigant Consulting, Inc.	*†	4,173	53,915
Odyssey Marine Exploration, Inc.	*†	8,263	13,221
On Assignment, Inc.	*	3,093	12,094
RCM Technologies, Inc.	*	1,593	3,536
Resources Connection, Inc.	*	3,825	65,675
School Specialty, Inc.	*†	1,184	23,929
Spherion Corp.	*	6,986	28,782
TrueBlue, Inc.	*	4,946	41,546
Volt Information Sciences, Inc.	*	1,251	7,844
Watson Wyatt Worldwide, Inc., Class A		3,803	142,727
			1,896,305
Real Estate Investment Trusts (REITs)—4.8%
Acadia Realty Trust REIT	†	4,998	65,224
Agree Realty Corp. REIT		1,045	19,155
Alesco Financial, Inc. REIT	*	5,693	4,497
Alexander’s, Inc. REIT		247	66,591
Alexandria Real Estate Equities, Inc. REIT	†	3,555	127,233
AMB Property Corp. REIT	†	11,831	222,541
American Campus Communities, Inc. REIT		5,183	114,959
Annaly Capital Management, Inc. REIT		48,313	731,459
Anthracite Capital, Inc. REIT	†	7,771	4,818
Anworth Mortgage Asset Corp. REIT		10,167	73,304
Arbor Realty Trust, Inc. REIT	†	5,065	8,864
Arlington Asset Investment Corp., Class A REIT	*†	14,580	5,540
Ashford Hospitality Trust, Inc. REIT		7,797	21,910
Associated Estates Realty Corp. REIT		7,159	42,668
BioMed Realty Trust, Inc. REIT	†	9,944	101,727
Brandywine Realty Trust REIT		10,028	74,709
BRE Properties, Inc. REIT		3,941	93,638
BRT Realty Trust REIT	†	916	4,122
Camden Property Trust REIT	†	4,882	134,743
Capital Trust, Inc., Class A REIT	†	4,198	$6,087
CapLease, Inc. REIT		4,940	13,634
Capstead Mortgage Corp. REIT		7,052	89,631
CBL & Associates Properties, Inc. REIT	†	10,153	54,725
Cedar Shopping Centers, Inc. REIT		4,496	20,322
Chimera Investment Corp. REIT		52,104	181,843
Cogdell Spencer, Inc. REIT		8,226	35,289
Colonial Properties Trust REIT	†	2,752	20,365
Corporate Office Properties Trust REIT		3,831	112,363
Cousins Properties, Inc. REIT	†	3,366	28,611
DCT Industrial Trust, Inc. REIT		14,783	60,315
Developers Diversified Realty Corp. REIT	†	10,160	49,581
DiamondRock Hospitality Co. REIT		8,514	53,298
Digital Realty Trust, Inc. REIT	†	5,796	207,787
Douglas Emmett, Inc. REIT	†	9,168	82,420
Duke Realty Corp. REIT		18,441	161,728
DuPont Fabros Technology, Inc. REIT		2,483	23,390
Eastern Light Capital, Inc. REIT	*	799	3,544
EastGroup Properties, Inc. REIT		2,269	74,922
Education Realty Trust, Inc. REIT		10,073	43,213
Entertainment Properties Trust REIT	†	3,718	76,591
Equity Lifestyle Properties, Inc. REIT		1,711	63,615
Equity One, Inc. REIT	†	4,453	59,047
Essex Property Trust, Inc. REIT	†	2,172	135,163
Extra Space Storage, Inc. REIT	†	7,268	60,688
Federal Realty Investment Trust REIT	†	5,075	261,464
FelCor Lodging Trust, Inc. REIT	†	3,938	9,687
First Industrial Realty Trust, Inc. REIT	†	2,823	12,280
First Potomac Realty Trust REIT		4,965	48,409
Franklin Street Properties Corp. REIT	†	5,200	68,900
Getty Realty Corp. REIT	†	2,832	53,440
Glimcher Realty Trust REIT		4,014	11,641
Gramercy Capital Corp. REIT	*	3,048	4,907
Hatteras Financial Corp. REIT	†	3,460	98,921
Healthcare Realty Trust, Inc. REIT	†	4,571	76,930
Hersha Hospitality Trust REIT		5,335	13,231
Highwoods Properties, Inc. REIT		5,929	132,632
HMG Courtland Properties REIT	*	1,250	4,700
Home Properties, Inc. REIT		2,509	85,557
Hospitality Properties Trust REIT		7,551	89,781
HRPT Properties Trust REIT	†	19,883	80,725
Inland Real Estate Corp. REIT		5,524	38,668
Investors Real Estate Trust REIT		8,064	71,689
iStar Financial, Inc. REIT	†	8,506	24,157
Kilroy Realty Corp. REIT	†	2,973	61,065

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Kite Realty Group Trust REIT		8,526	$24,896
LaSalle Hotel Properties REIT	†	4,793	59,146
Lexington Realty Trust REIT		6,728	22,875
Liberty Property Trust REIT		7,866	181,233
LTC Properties, Inc. REIT		2,290	46,830
Macerich Co. (The) REIT	†	7,581	133,501
Mack-Cali Realty Corp. REIT		5,194	118,423
Maguire Properties, Inc. REIT	*†	2,300	1,955
Medical Properties Trust, Inc. REIT		7,920	48,074
MFA Financial, Inc. REIT		18,974	131,300
Mid-America Apartment Communities, Inc. REIT	†	2,452	90,013
Mission West Properties, Inc. REIT		7,471	51,027
Monmouth Real Estate Investment Corp., Class A REIT		9,567	56,063
National Health Investors, Inc. REIT		2,715	72,518
National Retail Properties, Inc. REIT		7,081	122,855
Nationwide Health Properties, Inc. REIT		9,077	233,642
Newcastle Investment Corp. REIT	†	4,400	2,904
NorthStar Realty Finance Corp. REIT	†	8,645	24,465
Omega Healthcare Investors, Inc. REIT		7,036	109,199
Pacific Office Properties Trust, Inc. REIT		1,050	4,090
Parkway Properties, Inc. REIT		2,044	26,572
Pennsylvania Real Estate Investment Trust REIT	†	2,750	13,750
PMC Commercial Trust REIT		2,035	13,492
Post Properties, Inc. REIT	†	3,035	40,790
Potlatch Corp. REIT		2,871	69,737
PS Business Parks, Inc. REIT		1,482	71,788
RAIT Financial Trust REIT		5,932	8,127
Ramco-Gershenson Properties Trust REIT		1,412	14,134
Rayonier, Inc. REIT		1,332	48,418
Rayonier, Inc. REIT		5,154	187,348
Realty Income Corp. REIT	†	8,720	191,142
Redwood Trust, Inc. REIT	†	6,341	93,593
Regency Centers Corp. REIT		6,622	231,174
Resource Capital Corp. REIT		3,788	12,122
Saul Centers, Inc. REIT		1,310	38,737
Senior Housing Properties Trust REIT		9,329	152,249
SL Green Realty Corp. REIT	†	6,464	148,284
Sovran Self Storage, Inc. REIT		1,711	42,091
Strategic Hotels & Resorts, Inc. REIT		4,710	5,228
Sun Communities, Inc. REIT		2,657	36,613
Sunstone Hotel Investors, Inc. REIT		3,905	20,892
Tanger Factory Outlet Centers, Inc. REIT		2,648	85,875
Taubman Centers, Inc. REIT	†	4,467	119,984
UDR, Inc. REIT	†	13,382	138,236
Universal Health Realty Income Trust REIT		1,568	49,423
Urstadt Biddle Properties, Inc., Class A REIT		2,334	32,863
U-Store-It Trust REIT		5,988	29,341
Walter Investment Management Corp. REIT	*†	2,165	$28,751
Washington Real Estate Investment Trust REIT		5,497	122,968
Weingarten Realty Investors REIT	†	11,310	164,108
Winthrop Realty Trust REIT		4,297	38,372
			8,695,869
Real Estate Management & Development—0.4%
Brookfield Properties Corp. (Canada)	†	17,858	142,328
Consolidated-Tomoka Land Co.	†	530	18,592
Forest City Enterprises, Inc., Class A		10,014	66,092
Forestar Group, Inc.	*	5,605	66,588
Grubb & Ellis Co.	†	2,553	2,042
Jones Lang LaSalle, Inc.		3,159	103,394
St. Joe Co. (The)	*†	7,869	208,450
Tejon Ranch Co.	*†	1,418	37,563
Thomas Properties Group, Inc.		2,396	3,762
			648,811
Road & Rail—0.8%
Amerco, Inc.	*	547	20,321
Arkansas Best Corp.	†	2,119	55,836
Avis Budget Group, Inc.	*†	6,267	35,409
Celadon Group, Inc.	*	1,972	16,545
Con-way, Inc.		3,246	114,616
Dollar Thrifty Automotive Group, Inc.	*	1,428	19,921
Genesee & Wyoming, Inc., Class A	*	2,893	76,693
Heartland Express, Inc.		5,189	76,382
Hertz Global Holdings, Inc.	*†	15,560	124,324
J.B. Hunt Transport Services, Inc.	†	9,319	284,509
Kansas City Southern	*†	7,744	124,756
Knight Transportation, Inc.		4,980	82,419
Landstar System, Inc.		4,275	153,515
Old Dominion Freight Line, Inc.	*	2,496	83,791
PAM Transportation Services, Inc.	*†	1,139	6,230
Quality Distribution, Inc.	*	914	1,828
Saia, Inc.	*	2,862	51,545
Werner Enterprises, Inc.		3,850	69,762
YRC Worldwide, Inc.	*†	4,618	7,989
			1,406,391
Semiconductors & Semiconductor Equipment—3.0%
Actel Corp.	*†	4,134	44,358
Advanced Analogic Technologies, Inc.	*	10,214	46,882
Advanced Energy Industries, Inc.	*	4,472	40,203
Aetrium, Inc.	*	614	1,038
Amkor Technology, Inc.	*†	12,212	57,763
Anadigics, Inc.	*	4,986	20,891
Applied Micro Circuits Corp.	*	7,749	62,999
Atheros Communications, Inc.	*†	6,377	122,693
Atmel Corp.	*	38,623	144,064
ATMI, Inc.	*†	3,386	52,585
Axcelis Technologies, Inc.	*	6,926	3,186
AXT, Inc.	*	4,552	6,282
Brooks Automation, Inc.	*	4,415	19,779
Cabot Microelectronics Corp.	*	2,070	58,560

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
California Micro Devices Corp.	*	2,476	$6,091
Cavium Networks, Inc.	*†	3,914	65,794
Ceva, Inc.	*	3,092	26,839
Cirrus Logic, Inc.	*	5,397	24,286
Cohu, Inc.		1,889	16,963
Conexant Systems, Inc.	*	8,169	11,927
Cree, Inc.	*	6,721	197,530
Cymer, Inc.	*†	2,731	81,193
Cypress Semiconductor Corp.	*	14,460	133,032
Diodes, Inc.	*	3,326	52,019
DSP Group, Inc.	*	4,251	28,737
Electroglas, Inc.	*	3,991	88
Entegris, Inc.	*	7,678	20,884
Exar Corp.	*	3,475	24,985
Fairchild Semiconductor International, Inc.	*†	12,131	84,796
FEI Co.	*†	2,918	66,822
Formfactor, Inc.	*	3,763	64,874
FSI International, Inc.	*	4,280	1,755
Hittite Microwave Corp.	*†	2,183	75,859
Integrated Device Technology, Inc.	*	15,458	93,366
Integrated Silicon Solution, Inc.	*	2,930	7,765
International Rectifier Corp.	*†	4,883	72,317
Intersil Corp., Class A		9,983	125,486
IXYS Corp.		3,270	33,092
Kopin Corp.	*	5,031	18,464
Kulicke & Soffa Industries, Inc.	*	4,089	14,025
Lam Research Corp.	*	10,051	261,326
Lattice Semiconductor Corp.	*	16,642	31,287
LTX-Credence Corp.	*	14,256	6,700
Marvell Technology Group Ltd. (Bermuda)	*	41,586	484,061
Mattson Technology, Inc.	*†	4,081	4,816
Maxim Integrated Products, Inc.		26,958	422,971
Micrel, Inc.		3,731	27,311
Microsemi Corp.	*	6,947	95,869
Mindspeed Technologies, Inc.	*†	802	1,724
MIPS Technologies, Inc.	*	5,359	16,077
MKS Instruments, Inc.	*	3,260	42,999
Monolithic Power Systems, Inc.	*	2,258	50,602
MoSys, Inc.	*	3,592	5,927
Netlogic Microsystems, Inc.	*	1,507	54,945
NVE Corp.	*	771	37,471
Omnivision Technologies, Inc.	*	4,446	46,194
ON Semiconductor Corp.	*	37,753	258,986
PDF Solutions, Inc.	*	3,093	7,887
Pericom Semiconductor Corp.	*	2,254	18,979
Photronics, Inc.	*	1,989	8,055
PLX Technology, Inc.	*	2,950	11,122
PMC—Sierra, Inc.	*	21,210	168,832
Power Integrations, Inc.	†	2,822	67,135
QuickLogic Corp.	*	4,080	5,794
Rambus, Inc.	*†	10,859	168,206
Ramtron International Corp.	*	1,920	2,208
RF Micro Devices, Inc.	*	18,530	69,673
Rudolph Technologies, Inc.	*	2,516	13,888
Semitool, Inc.	*	2,320	10,718
Semtech Corp.	*	4,634	73,727
Sigma Designs, Inc.	*†	3,793	60,840
Silicon Image, Inc.	*	6,882	15,829
Silicon Laboratories, Inc.	*†	3,387	128,503
Silicon Storage Technology, Inc.	*	7,634	14,276
Skyworks Solutions, Inc.	*	15,015	146,847
Standard Microsystems Corp.	*	2,548	52,107
Supertex, Inc.	*†	815	$20,465
Tegal Corp.	*	312	399
Tessera Technologies, Inc.	*	4,076	103,082
Transwitch Corp.	*	3,433	1,699
Trident Microsystems, Inc.	*†	5,092	8,860
TriQuint Semiconductor, Inc.	*	13,250	70,358
Ultra Clean Holdings, Inc.	*	1,756	4,214
Ultratech, Inc.	*	2,462	30,307
Varian Semiconductor Equipment Associates, Inc.	*	5,509	132,161
Veeco Instruments, Inc.	*	2,611	30,261
Virage Logic Corp.	*	3,332	14,994
Volterra Semiconductor Corp.	*	4,748	62,389
White Electronic Designs Corp.	*	8,180	37,873
Zoran Corp.	*	5,136	55,982
			5,497,208
Software—3.2%
ACI Worldwide, Inc.	*	3,078	42,969
Activision Blizzard, Inc.	*	51,572	651,354
Actuate Corp.	*	6,674	31,902
Advent Software, Inc.	*†	1,819	59,645
American Software, Inc., Class A		7,072	40,735
ANSYS, Inc.	*†	7,473	232,859
ArcSight, Inc.	*†	2,215	39,361
Ariba, Inc.	*†	8,263	81,308
Authentidate Holding Corp.	*	1,023	1,228
Blackbaud, Inc.	†	4,488	69,788
Blackboard, Inc.	*†	2,998	86,522
Borland Software Corp.	*	6,776	8,741
Bottomline Technologies, Inc.	*	3,578	32,238
Cadence Design Systems, Inc.	*	21,402	126,272
Callidus Software, Inc.	*	2,703	7,704
Chordiant Software, Inc.	*	1,859	6,748
CommVault Systems, Inc.	*†	3,941	65,342
Concur Technologies, Inc.	*†	4,348	135,136
Datawatch Corp.	*	3,500	5,775
Double-Take Software, Inc.	*	3,666	31,711
Ebix, Inc.	*	3,120	97,718
Entrust, Inc.	*	7,470	13,521
Epicor Software Corp.	*	5,701	30,215
EPIQ Systems, Inc.	*†	3,832	58,821
ePresence, Inc.	*‡δ	1,173	—
Evans & Sutherland Computer Co.	*	1,883	941
Evolving Systems, Inc.	*	1,054	2,740
Factset Research Systems, Inc.	†	3,461	172,600
Fair Isaac Corp.		3,740	57,820
FalconStor Software, Inc.	*	4,054	19,256
Informatica Corp.	*†	7,363	126,570
Interactive Intelligence, Inc.	*	3,121	38,263
Jack Henry & Associates, Inc.	†	7,092	147,159
JDA Software Group, Inc.	*	2,379	35,590
Kenexa Corp.	*	2,904	33,599
Lawson Software, Inc.	*	14,326	79,939
Macrovision Solutions Corp.	*	7,117	155,222
Magma Design Automation, Inc.	*†	3,929	5,736
Manhattan Associates, Inc.	*	2,125	38,717
Mentor Graphics Corp.	*	7,373	40,330
Micros Systems, Inc.	*	7,165	181,418
MicroStrategy, Inc., Class A	*	791	39,724
Netscout Systems, Inc.	*	3,784	35,494
Nuance Communications, Inc.	*†	18,702	226,107
Parametric Technology Corp.	*	9,256	108,203
Pegasystems, Inc.		2,142	56,506
Phoenix Technologies Ltd.	*	2,710	7,344

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
PLATO Learning, Inc.	*	1,826	$7,304
Progress Software Corp.	*	3,213	68,019
PROS Holdings, Inc.	*	1,506	12,229
QAD, Inc.		1,363	4,430
Quest Software, Inc.	*	5,563	77,548
Radiant Systems, Inc.	*	2,709	22,485
Red Hat, Inc.	*	16,977	341,747
Renaissance Learning, Inc.	†	1,354	12,470
S1 Corp.	*	5,886	40,613
Scientific Learning Corp.	*	3,146	6,135
Smith Micro Software, Inc.	*†	2,612	25,650
Soapstone Networks, Inc.	*	3,392	14,179
Solera Holdings, Inc.	*	6,114	155,296
Sonic Foundry, Inc.	*	6,100	3,904
Sonic Solutions, Inc.	*†	1,810	5,340
SonicWALL, Inc.	*	4,632	25,383
SourceForge, Inc.	*	6,619	8,274
SPSS, Inc.	*	1,831	61,100
SumTotal Systems, Inc.	*	7,532	36,229
Sybase, Inc.	*	6,988	219,004
Symyx Technologies, Inc.	*	3,865	22,610
Synchronoss Technologies, Inc.	*	1,415	17,362
Synopsys, Inc.	*	12,629	246,392
Take-Two Interactive Software, Inc.	*†	5,625	53,269
Taleo Corp., Class A	*	2,401	43,866
TeleCommunication Systems, Inc., Class A	*	6,400	45,504
THQ, Inc.	*	4,685	33,545
TIBCO Software, Inc.	*	15,556	111,537
TiVo, Inc.	*†	8,402	88,053
Tyler Technologies, Inc.	*	3,715	58,028
Ultimate Software Group, Inc.	*†	3,246	78,683
VASCO Data Security International, Inc.	*	1,767	12,917
Versant Corp.	*	1,264	19,036
VMware, Inc., Class A	*†	3,186	86,882
Wayside Technology Group, Inc.		1,787	12,670
Websense, Inc.	*	3,500	62,440
Wind River Systems, Inc.	*	6,438	73,779
			5,780,803
Specialty Retail—3.1%
A.C. Moore Arts & Crafts, Inc.	*	1,967	7,396
Aaron’s, Inc.	†	3,865	115,254
Advance Auto Parts, Inc.		7,732	320,801
Aeropostale, Inc.	*	6,416	219,876
American Eagle Outfitters, Inc.		15,939	225,856
America’s Car-Mart, Inc.	*†	1,569	32,165
AnnTaylor Stores Corp.	*†	7,577	60,464
Asbury Automotive Group, Inc.		5,829	59,689
Barnes & Noble, Inc.		3,301	68,100
Bebe Stores, Inc.		2,040	14,035
Big 5 Sporting Goods Corp.		5,707	63,119
Blockbuster, Inc., Class A	*†	16,050	10,593
Borders Group, Inc.	*	3,582	13,182
Brown Shoe Co., Inc.		3,758	27,208
Buckle, Inc. (The)	†	2,041	64,843
Build-A-Bear Workshop, Inc.	*	5,570	24,898
Cabela’s, Inc.	*†	4,717	58,019
Cache, Inc.	*†	2,130	8,264
Carmax, Inc.	*	17,855	262,469
Casual Male Retail Group, Inc.	*	2,471	5,412
Cato Corp. (The), Class A		2,994	52,215
Charlotte Russe Holding, Inc.	*	4,082	52,576
Charming Shoppes, Inc.	*†	10,301	$38,320
Chico’s FAS, Inc.	*†	20,392	198,414
Children’s Place Retail Stores, Inc. (The)	*†	2,219	58,648
Christopher & Banks Corp.	†	6,972	46,782
Citi Trends, Inc.	*	1,617	41,848
Coldwater Creek, Inc.	*	9,425	57,116
Collective Brands, Inc.	*†	7,842	114,258
Cost Plus, Inc.	*†	2,725	4,033
Destination Maternity Corp.	*	684	11,409
Dick’s Sporting Goods, Inc.	*	8,827	151,824
Dress Barn, Inc.	*†	4,554	65,122
DSW, Inc., Class A	*†	1,395	13,741
Eddie Bauer Holdings, Inc.	*	2,438	354
Finish Line, Inc. (The), Class A		3,667	27,209
Foot Locker, Inc.		12,198	127,713
Genesco, Inc.	*	2,452	46,024
Group 1 Automotive, Inc.	†	3,127	81,365
Guess?, Inc.		5,152	132,819
Gymboree Corp.	*	2,665	94,554
Haverty Furniture Cos., Inc.		2,301	21,054
Hibbett Sports, Inc.	*†	2,997	53,946
Hot Topic, Inc.	*	5,272	38,538
J. Crew Group, Inc.	*	5,647	152,582
Jo-Ann Stores, Inc.	*	2,192	45,309
JOS A. Bank Clothiers, Inc.	*†	2,128	73,331
Kirkland’s, Inc.	*	6,230	74,822
Lithia Motors, Inc., Class A		2,689	24,846
MarineMax, Inc.	*	3,026	10,409
Men’s Wearhouse, Inc. (The)		5,256	100,810
Midas, Inc.	*	1,278	13,393
Monro Muffler, Inc.	†	1,635	42,036
OfficeMax, Inc.	†	10,643	66,838
Pacific Sunwear of California, Inc.	*	5,046	17,005
Penske Auto Group, Inc.	†	4,636	77,143
Pep Boys-Manny, Moe & Jack (The)	†	3,451	34,993
PetSmart, Inc.		10,600	227,476
Pier 1 Imports, Inc.	*	6,447	12,830
Rent-A-Center, Inc.	*	5,897	105,144
Rex Stores Corp.	*	1,034	10,402
Ross Stores, Inc.		10,734	414,332
Sally Beauty Holdings, Inc.	*	11,343	72,141
Select Comfort Corp.	*	3,139	2,637
Shoe Carnival, Inc.	*	1,098	13,099
Signet Jewelers Ltd. (Bermuda)		7,550	157,191
Sonic Automotive, Inc., Class A	†	4,249	43,170
Stage Stores, Inc.		3,672	40,759
Stein Mart, Inc.	*	5,792	51,317
Systemax, Inc.	*	1,358	16,174
Talbots, Inc.	†	1,205	6,507
Tractor Supply Co.	*†	2,765	114,250
Trans World Entertainment Corp.	*	1,932	2,260
TravelCenters of America LLC	*	964	2,121
Tween Brands, Inc.	*	5,581	37,281
Urban Outfitters, Inc.	*	10,629	221,827
West Marine, Inc.	*†	2,443	13,461
Wet Seal, Inc. (The), Class A	*	16,190	49,703
Williams-Sonoma, Inc.	†	8,694	103,198
Zale Corp.	*†	2,902	9,983
			5,652,305
Textiles, Apparel & Luxury Goods—0.8%
Carter’s, Inc.	*	4,869	119,826
Charles & Colvard Ltd.	*	693	346
Cherokee, Inc.		2,054	40,710

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Columbia Sportswear Co.	†	1,447	$44,741
CROCS, Inc.	*†	10,660	36,244
Culp, Inc.	*	888	4,440
Deckers Outdoor Corp.	*	1,441	101,259
Forward Industries, Inc.	*†	630	1,039
Fossil, Inc.	*	4,595	110,648
Hallwood Group, Inc.		100	1,391
Hanesbrands, Inc.	*†	10,909	163,744
Iconix Brand Group, Inc.	*	6,641	102,139
Jones Apparel Group, Inc.		6,736	72,277
Kenneth Cole Productions, Inc., Class A	†	956	6,721
K-Swiss, Inc., Class A	†	2,909	24,726
Lazare Kaplan International, Inc.	*	1,140	2,918
Liz Claiborne, Inc.	†	7,285	20,981
Movado Group, Inc.		1,527	16,095
Oxford Industries, Inc.		3,052	35,556
Phillips-Van Heusen Corp.		4,515	129,535
Quiksilver, Inc.	*	7,789	14,410
Skechers U.S.A., Inc., Class A	*	2,697	26,350
Steven Madden Ltd.	*	1,528	38,888
Tarrant Apparel Group	*	1,107	886
Timberland Co. (The), Class A	*	4,485	59,516
Under Armour, Inc., Class A	*†	4,196	93,906
Unifi, Inc.	*	9,669	13,730
Warnaco Group, Inc. (The)	*	4,690	151,956
Wolverine World Wide, Inc.		4,210	92,873
			1,527,851
Thrifts & Mortgage Finance—1.1%
Anchor Bancorp Wisconsin, Inc.	†	5,568	7,238
Astoria Financial Corp.	†	6,733	57,769
Bank Mutual Corp.		5,557	48,457
BankAtlantic Bancorp, Inc., Class A	†	4,683	18,076
Beneficial Mutual Bancorp, Inc.	*	4,733	45,437
Brookline Bancorp, Inc.	†	6,167	57,476
Capitol Federal Financial		3,451	132,277
CFS Bancorp, Inc.	†	1,873	7,923
Charter Financial Corp.	†	350	4,113
Corus Bankshares, Inc.	*	4,380	1,205
Danvers Bancorp, Inc.	†	3,141	42,246
Dime Community Bancshares, Inc.		3,549	32,331
Doral Financial Corp. (Puerto Rico)	*†	3,585	8,963
ESSA Bancorp, Inc.		2,873	39,274
Federal Agricultural Mortgage Corp., Class C	†	1,507	7,279
Federal Home Loan Mortgage Corp.	*†	43,895	27,215
Federal National Mortgage Association		66,437	38,533
First Financial Holdings, Inc.	†	990	9,306
First Financial Northwest, Inc.	†	5,471	42,783
First Financial Service Corp.	†	988	17,201
First Niagara Financial Group, Inc.		12,697	145,000
First Place Financial Corp.	†	1,727	5,371
Flagstar Bancorp, Inc.	*†	9,020	6,134
Flushing Financial Corp.		2,981	27,872
Guaranty Financial Group, Inc.	*†	6,461	1,228
Harrington West Financial Group, Inc.	*	1,172	1,547
Kearny Financial Corp.		3,008	34,412
MGIC Investment Corp.	†	9,027	$39,719
NASB Financial, Inc.		529	15,129
New York Community Bancorp, Inc.	†	30,770	328,931
NewAlliance Bancshares, Inc.		8,585	98,728
Northwest Bancorp, Inc.		2,429	45,811
OceanFirst Financial Corp.		2,108	25,233
Ocwen Financial Corp.	*†	3,062	39,714
Oritani Financial Corp.	*†	2,110	28,928
Parkvale Financial Corp.		1,077	9,682
PMI Group, Inc. (The)	†	5,087	10,072
Provident Financial Services, Inc.		5,182	47,156
Provident New York Bancorp		3,488	28,323
Radian Group, Inc.		7,245	19,706
Riverview Bancorp, Inc.		2,602	7,858
TFS Financial Corp.		13,927	147,905
TierOne Corp.	*	1,971	4,060
Tree.com, Inc.	*	433	4,157
Triad Guaranty, Inc.	*†	5,663	3,851
Trustco Bank Corp.		7,080	41,843
United Financial Bancorp, Inc.		2,570	35,517
United Western Bancorp, Inc.		974	9,204
Washington Federal, Inc.	†	7,754	100,802
Westfield Financial, Inc.		4,068	36,856
WSFS Financial Corp.	†	610	16,659
			2,012,510
Tobacco—0.1%
Alliance One International, Inc.	*	10,209	38,794
Universal Corp.	†	1,971	65,260
Vector Group Ltd.		6,582	94,057
			198,111
Trading Companies & Distributors—0.5%
Aceto Corp.		3,385	22,578
Aircastle Ltd.		3,110	22,859
Applied Industrial Technologies, Inc.	†	2,868	56,500
Beacon Roofing Supply, Inc.	*	4,124	59,633
Building Materials Holding Corp.	*	4,826	227
GATX Corp.		3,432	88,271
H&E Equipment Services, Inc.	*	1,490	13,931
Houston Wire & Cable Co.		1,569	18,687
Interline Brands, Inc.	*	4,165	56,977
Kaman Corp.		2,736	45,691
MSC Industrial Direct Co., Class A	†	3,645	129,325
Rush Enterprises, Inc., Class A	*	3,059	35,637
United Rentals, Inc.	*	8,627	55,989
Watsco, Inc.		2,071	101,334
WESCO International, Inc.	*	5,009	125,425
Willis Lease Finance Corp.	*	1,234	16,190
			849,254
Transportation Infrastructure—0.0%
Macquarie Infrastructure Co. LLC	†	7,241	29,761
Water Utilities—0.3%
American States Water Co.		1,492	51,683
American Water Works Co., Inc.		8,517	162,760
Aqua America, Inc.	†	10,817	193,624
California Water Service Group		1,589	58,539
Connecticut Water Service, Inc.		1,839	39,888
Middlesex Water Co.		2,861	41,341

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
SJW Corp.		1,637	$37,160
Southwest Water Co.	†	5,876	32,436
			617,431
Wireless Telecommunication Services—1.0%
Centennial Communications Corp.	*†	7,222	60,376
Crown Castle International Corp.	*	21,774	523,011
FiberTower Corp.	*	6,580	3,290
iPCS, Inc.	*	1,789	26,763
Leap Wireless International, Inc.	*†	5,534	182,235
NII Holdings, Inc.	*†	14,294	272,587
SBA Communications Corp., Class A	*†	9,872	242,259
Shenandoah Telecommunications Co.		2,133	43,279
Syniverse Holdings, Inc.	*	5,235	83,917
Telephone & Data Systems, Inc.	†	8,158	230,871
Telephone & Data Systems, Inc. (Special Shares)		1,314	34,111
United States Cellular Corp.	*	1,375	52,869
USA Mobility, Inc.		2,924	37,310
			1,792,878
TOTAL COMMON STOCKS
(Cost $211,888,287)			177,846,621

RIGHTS—0.0%
Biotechnology—0.0%
Ligand Pharmaceuticals, Inc., Expires 12/31/2011	*‡δ	4,683	—
Commercial Banks—0.0%
Preferred Bank/California, Expires TBD	*‡δ	3,314	—
Pharmaceuticals—0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Germany), Expires 06/30/2011	*	1,744	471
Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.	*‡δ	2,807	—
TOTAL RIGHTS
(Cost $—)			471

WARRANTS—0.0%
Diversified Financial Services—0.0%
Equitex, Inc., Class A, Expires 02/07/2010	*‡δ	264	—
Equitex, Inc., Class B, Expires 02/07/2010	*‡δ	264	—
Pegasus Wireless Corp., Expires 12/31/2009	*‡δ	200	—
TOTAL WARRANTS
(Cost $—)			—

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.160%	09/10/2009	‡‡
(Cost $214,932)			$215,000	$214,934

		Shares	Value
CASH EQUIVALENTS—21.6%
Institutional Money Market Funds—21.2%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		1,410,554	1,410,554
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	11,532,162	11,532,162
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	6,000,000	6,000,000
Invesco AIM Short-Term Investments Trust Liquid Assets Portfolio	††	6,700,000	6,700,000
Invesco AIM Short-Term Investments Trust Prime Assets Portfolio	††	12,700,000	12,700,000
			38,342,716

Coupon Rate	Maturity Date		Face	Value
Medium Term Note—0.4%
General Electric Capital Corp.
1.122%	10/26/2009	#††	$738,975	738,975
TOTAL CASH EQUIVALENTS
(Cost $39,081,691)				39,081,691
TOTAL INVESTMENTS—120.1%
(Cost $251,184,910)				217,143,717
Other assets less liabilities—(20.1%)				(36,374,008)
NET ASSETS—100.0%				$180,769,709

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
δ	Security has no market value at June 30, 2009.
‡‡	Security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—97.0%
Australia—7.0%
AGL Energy Ltd.		7,248	$78,434
Alumina Ltd.		38,157	43,859
Amcor Ltd.		14,229	57,215
AMP Ltd.		33,566	131,510
Aristocrat Leisure Ltd.		6,119	18,644
Arrow Energy Ltd.	*	8,204	23,301
ASX Ltd.		2,784	82,717
Australia & New Zealand Banking Group Ltd.		38,885	515,322
AXA Asia Pacific Holdings Ltd.		16,374	51,147
Bendigo and Adelaide Bank Ltd.		4,702	26,272
BHP Billiton Ltd.		56,084	1,536,468
Billabong International Ltd.		3,672	25,808
BlueScope Steel Ltd.		27,963	56,701
Boral Ltd.		10,122	33,024
Brambles Ltd.	†	22,972	109,982
Caltex Australia Ltd.	†	2,904	32,250
CFS Retail Property Trust REIT		29,651	39,281
Coca-Cola Amatil Ltd.		8,822	61,140
Cochlear Ltd.		961	44,608
Commonwealth Bank of Australia	†	24,607	771,327
Computershare Ltd.		7,579	54,932
Crown Ltd.		8,998	52,440
CSL Ltd.		10,117	261,587
CSR Ltd.		23,630	32,148
Dexus Property Group REIT	†	71,020	42,730
Energy Resources of Australia Ltd.		973	18,257
Fairfax Media Ltd.	†	34,271	33,583
Fortescue Metals Group Ltd.	*	21,130	64,043
Foster’s Group Ltd.		31,606	130,957
Goodman Fielder Ltd.		21,372	22,420
GPT Group REIT		142,647	55,821
Harvey Norman Holdings Ltd.		10,998	29,154
Incitec Pivot Ltd.		27,185	51,736
Insurance Australia Group Ltd.		34,419	97,185
Leighton Holdings Ltd.		2,521	47,550
Lend Lease Corp. Ltd.		6,844	38,515
Lion Nathan Ltd.		4,911	45,742
Macquarie Airports		9,138	16,988
Macquarie Group Ltd.		5,112	160,039
Macquarie Infrastructure Group		40,325	46,356
Metcash Ltd.		12,151	42,177
Mirvac Group REIT		28,119	24,366
National Australia Bank Ltd.		32,078	577,923
Newcrest Mining Ltd.		8,085	197,607
Nufarm Ltd.		2,693	19,865
OneSteel Ltd.		21,519	44,479
Orica Ltd.		5,753	100,128
Origin Energy Ltd.		14,621	172,153
OZ Minerals Ltd.		53,704	39,371
Paladin Energy Ltd.	*	8,157	32,070
Perpetual Ltd.		532	12,200
Qantas Airways Ltd.		18,484	29,931
QBE Insurance Group Ltd.	†	16,641	266,290
Rio Tinto Ltd.		4,793	200,210
Santos Ltd.		13,366	156,604
Sims Metal Management Ltd.		2,622	54,597
Sonic Healthcare Ltd.		6,206	61,558
SP AusNet	†	20,280	12,574
Stockland REIT		38,561	99,469
Suncorp-Metway Ltd.		20,826	111,971
Tabcorp Holdings Ltd.		9,246	$53,212
Tatts Group Ltd.		20,637	42,282
Telstra Corp. Ltd.		73,908	201,681
Toll Holdings Ltd.		10,485	52,617
Transurban Group		18,847	63,325
Wesfarmers Ltd.		16,152	294,088
Wesfarmers Ltd. (Partially Protected Shares)		3,226	60,968
Westfield Group REIT		33,806	309,402
Westpac Banking Corp.	†	48,665	791,763
Woodside Petroleum Ltd.		8,198	283,208
Woolworths Ltd.		20,522	435,393
WorleyParsons Ltd.	†	2,605	49,647
			9,934,322
Austria—0.3%
Erste Group Bank AG	†	2,966	80,522
OMV AG		2,644	99,400
Raiffeisen International Bank Holding AG	†	930	32,465
Telekom Austria AG		5,295	82,896
Verbund—Oesterreichische Elektrizitaetswirtschafts AG, Class A		1,308	66,727
Vienna Insurance Group		618	26,940
Voestalpine AG	†	1,825	50,268
			439,218
Belgium—0.9%
Anheuser-Busch InBev NV		12,074	437,795
Anheuser-Busch InBev NV STRIP VVPR	*	4,872	21
Belgacom SA		2,504	80,074
Colruyt SA		256	58,484
Delhaize Group	†	1,618	113,914
Dexia SA	*†	8,587	65,552
Fortis	*	37,598	128,737
Groupe Bruxelles Lambert SA		1,399	102,554
Groupe Bruxelles Lambert SA STRIP VVPR	*	127	2
KBC Groep NV	*	2,606	47,922
Mobistar SA	†	449	27,723
Nationale A Portefeuille		620	30,007
Solvay SA		1,015	85,865
UCB SA	†	1,717	55,138
Umicore	†	1,995	45,476
			1,279,264
Bermuda—0.0%
Seadrill Ltd.	†	4,479	64,505
China—0.0%
Foxconn International Holdings Ltd.	*	41,000	26,656
Cyprus—0.0%
Bank of Cyprus Public Co. Ltd.		9,449	53,381
Denmark—0.9%
A.P. Moller—Maersk A/S, Class A		9	52,746
A.P. Moller—Maersk A/S, Class B		18	107,848
Carlsberg A/S, Class B		1,803	115,663
Coloplast A/S, Class B		394	27,089
Danske Bank A/S	*	7,650	131,975
DSV A/S	*	2,883	35,759
H Lundbeck A/S		860	16,362
Novo Nordisk A/S, Class B		7,495	408,217
Novozymes A/S, Class B		839	68,256

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Topdanmark A/S	*	241	$28,149
TrygVesta AS		350	20,645
Vestas Wind Systems A/S	*	3,417	245,220
William Demant Holding	*	358	18,540
			1,276,469
Finland—1.3%
Elisa Oyj		1,951	32,151
Fortum Oyj		7,265	165,592
Kesko Oyj, Class B		1,238	32,790
Kone Oyj, Class B		2,601	79,870
Metso Oyj	†	2,116	39,611
Neste Oil Oyj		2,068	28,778
Nokia Oyj		63,545	930,748
Nokian Renkaat Oyj	†	1,550	29,167
Orion Oyj, Class B		1,592	24,969
Outokumpu Oyj		2,272	39,261
Pohjola Bank plc		1,802	14,438
Rautaruukki Oyj		1,584	31,771
Sampo Oyj, Class A		6,916	130,767
Sanoma Oyj	†	1,909	29,603
Stora Enso Oyj, Class R	*	9,940	52,578
UPM-Kymmene Oyj		8,221	71,743
Wartsila Oyj	†	1,429	46,141
			1,779,978
France—9.6%
Accor SA	†	2,409	95,980
Aeroports de Paris	†	565	41,539
Air France-KLM	†	2,488	31,909
Air Liquide SA		4,152	380,969
Alcatel-Lucent	*	38,733	97,132
Alstom SA	†	3,340	198,317
Atos Origin SA	*	801	27,275
AXA SA		26,226	496,376
BioMerieux		244	21,459
BNP Paribas		13,984	911,928
Bouygues SA	†	3,633	137,392
Bureau Veritas SA		761	37,483
Cap Gemini SA	†	2,464	91,191
Carrefour SA		10,619	455,392
Casino Guichard Perrachon SA		772	52,284
Christian Dior SA		1,006	75,358
Cie de Saint-Gobain	†	6,194	208,413
Cie Generale de Geophysique-Veritas	*	2,451	44,370
Cie Generale d’Optique Essilor International SA		3,372	161,252
CNP Assurances		676	64,679
Compagnie Generale des Etablissements Michelin, Class B	†	2,404	137,681
Credit Agricole SA		14,947	187,408
Danone		9,144	453,402
Dassault Systemes SA	†	1,254	55,534
EDF SA	†	3,977	194,189
Eiffage SA		649	37,927
Eramet	†	86	22,590
Eurazeo		426	17,741
Eutelsat Communications		1,555	40,248
Fonciere Des Regions REIT		339	25,560
France Telecom SA		30,606	696,395
GDF Suez		20,176	755,230
Gecina SA REIT	†	252	15,635
Hermes International	†	912	126,976
ICADE REIT		336	27,646
Iliad SA		227	$22,075
Imerys SA		526	22,106
Ipsen SA		445	19,497
JCDecaux SA	*	1,530	24,315
Klepierre REIT		1,340	34,725
Lafarge SA	†	2,413	164,174
Lafarge SA	*	1,110	72,673
Lagardere SCA		2,073	69,112
Legrand SA		1,808	39,564
L’Oreal SA		3,941	295,825
LVMH Moet Hennessy Louis Vuitton SA	†	4,104	314,750
M6-Metropole Television		1,111	21,070
Natixis	*	15,994	31,129
Neopost SA		600	54,028
PagesJaunes Groupe	†	1,971	19,215
Pernod-Ricard SA		3,202	202,441
Peugeot SA	*	2,438	64,361
PPR		1,274	104,438
Publicis Groupe	†	1,942	59,453
Renault SA	*	2,968	109,657
Safran SA		3,027	40,092
Sanofi-Aventis SA		17,592	1,039,503
Schneider Electric SA	†	3,914	299,569
SCOR SE		2,746	56,420
Societe BIC SA		451	25,968
Societe Des Autoroutes Paris-Rhin-Rhone		304	20,751
Societe Generale		7,777	426,883
Societe Television Francaise 1	†	2,508	28,269
Sodexo		1,672	86,087
Suez Environnement SA		4,304	75,424
Technip SA		1,700	83,827
Thales SA		1,497	67,206
Total SA		35,666	1,933,111
Unibail-Rodamco SE (Paris Exchange) REIT		1,367	204,385
Vallourec SA	†	870	106,338
Veolia Environnement	†	6,351	187,777
Vinci SA		7,078	319,388
Vivendi SA		19,584	470,090
			13,640,556
Germany—7.3%
Adidas AG	†	3,316	126,364
Allianz SE (Registered)		7,577	698,918
BASF SE		15,442	615,233
Bayer AG		12,783	686,957
Bayerische Motoren Werke AG		5,560	210,028
Beiersdorf AG	†	1,579	74,381
Celesio AG	†	1,532	35,192
Commerzbank AG	*†	11,375	70,908
Daimler AG (Registered)		15,090	548,002
Deutsche Bank AG (Registered)		9,348	568,270
Deutsche Boerse AG		3,269	254,408
Deutsche Lufthansa AG (Registered)		3,693	46,379
Deutsche Post AG (Registered)		14,210	185,539
Deutsche Postbank AG	*	1,429	36,420
Deutsche Telekom AG (Registered)		47,436	560,812
E.ON AG		31,776	1,127,977
Fraport AG Frankfurt Airport Services Worldwide	†	637	27,313
Fresenius Medical Care AG & Co. KGaA		3,132	140,740
Fresenius SE		494	23,116
GEA Group AG		2,680	40,696

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hamburger Hafen und Logistik AG		293	$11,320
Hannover Rueckversicherung AG (Registered)	*	958	35,415
Henkel AG & Co. KGaA		2,008	54,168
Hochtief AG		816	41,206
K+S AG		2,495	140,733
Linde AG		2,545	209,079
MAN SE	†	1,752	107,799
Merck KGaA		1,091	111,015
Metro AG		2,019	96,463
Muenchener Rueckversicherungs AG (Registered)		3,455	466,787
Puma AG Rudolf Dassler Sport		91	19,930
RWE AG		7,005	552,408
Salzgitter AG		639	56,322
SAP AG		14,355	578,767
Siemens AG (Registered)		13,755	951,188
Solarworld AG	†	1,548	36,635
Suedzucker AG		1,160	23,511
ThyssenKrupp AG	†	5,460	136,022
TUI AG	*	2,403	17,742
United Internet AG (Registered)	*†	2,186	25,680
Volkswagen AG		1,480	501,398
Wacker Chemie AG		270	31,180
			10,282,421
Greece—0.5%
Alpha Bank AE	*	6,130	67,112
Coca Cola Hellenic Bottling Co. SA		2,905	59,874
EFG Eurobank Ergasias SA	*	5,185	54,538
Hellenic Petroleum SA		1,972	19,067
Hellenic Telecommunications Organization SA		4,058	62,055
Marfin Investment Group SA	*	10,995	47,184
National Bank of Greece SA	*	8,335	231,223
OPAP SA		3,602	96,047
Piraeus Bank SA	*	5,071	50,487
Public Power Corp. SA	*	2,009	41,453
Titan Cement Co. SA		891	23,513
			752,553
Hong Kong—2.4%
ASM Pacific Technology Ltd.		3,500	17,898
Bank of East Asia Ltd.		24,320	73,704
BOC Hong Kong Holdings Ltd.		59,500	103,525
Cathay Pacific Airways Ltd.		18,000	24,694
Cheung Kong Holdings Ltd.		23,000	262,985
Cheung Kong Infrastructure Holdings Ltd.		7,000	24,522
Chinese Estates Holdings Ltd.		15,000	27,403
CLP Holdings Ltd.		34,500	228,603
Esprit Holdings Ltd.		18,900	105,005
Genting Singapore plc	*	61,000	28,555
Hang Lung Group Ltd.		14,000	65,511
Hang Lung Properties Ltd.		34,000	111,963
Hang Seng Bank Ltd.		12,800	179,151
Henderson Land Development Co. Ltd.		18,000	102,712
Hong Kong & China Gas Co. Ltd.		67,600	141,905
Hong Kong Aircraft Engineering Company Ltd.		1,200	$13,944
Hong Kong Exchanges and Clearing Ltd.		17,000	262,760
Hongkong Electric Holdings Ltd.	†	22,500	124,990
Hopewell Holdings Ltd.		11,000	34,348
Hutchison Whampoa Ltd.		35,000	227,680
Hysan Development Co. Ltd.		10,000	25,606
Kerry Properties Ltd.		11,000	47,916
Li & Fung Ltd.	†	35,600	95,053
Lifestyle International Holdings Ltd.	†	11,000	15,207
Link (The) REIT		38,000	80,762
Mongolia Energy Co. Ltd.	*†	56,000	20,493
MTR Corp.		24,000	71,697
New World Development Ltd.		42,600	76,681
Noble Group Ltd.		22,200	27,670
NWS Holdings Ltd.		13,000	23,408
Orient Overseas International Ltd.		3,700	15,701
PCCW Ltd.		54,000	14,061
Shangri-La Asia Ltd.		22,000	32,493
Sino Land Co.		26,000	42,803
Sun Hung Kai Properties Ltd.		24,000	298,027
Swire Pacific Ltd., Class A		12,500	125,474
Television Broadcasts Ltd.		5,000	20,025
Wharf Holdings Ltd.		23,125	97,501
Wheelock & Co., Ltd.		14,000	35,980
Wing Hang Bank Ltd.		3,000	26,187
Yue Yuen Industrial Holdings Ltd.		11,000	25,876
			3,380,479
Ireland—0.4%
Anglo Irish Bank Corp. Ltd.	*‡δ	11,206	—
CRH plc (Dublin Exchange)		11,476	263,766
Elan Corp. plc	*	7,416	48,695
Experian plc		17,497	131,215
Kerry Group plc, Class A		2,314	52,743
			496,419
Italy—3.4%
A2A SpA	†	17,876	32,669
ACEA S.p.A.		1,141	13,933
Alleanza Assicurazioni SpA		6,413	44,073
Assicurazioni Generali SpA		17,711	368,866
Atlantia SpA		4,353	88,168
Autogrill SpA	†	2,618	22,122
Banca Carige SpA		9,271	25,469
Banca Monte dei Paschi di Siena SpA		39,870	64,442
Banca Popolare di Milano Scarl		6,574	39,227
Banco Popolare SC	*	10,888	81,421
Enel SpA		108,812	531,210
ENI SpA		43,522	1,032,211
Exor SpA		1,270	18,279
Fiat SpA	*†	12,872	129,794
Finmeccanica SpA		6,567	92,608
Fondiaria-Sai SpA	†	1,454	23,470
Intesa Sanpaolo SpA	*	128,931	416,642
Intesa Sanpaolo SpA RSP		14,283	35,312
Italcementi SpA	†	992	11,358
Lottomatica SpA	†	894	17,262
Luxottica Group SpA	*	1,959	40,753
Mediaset SpA		13,265	74,473
Mediobanca SpA		7,721	92,006
Mediolanum SpA	†	3,095	16,535

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Parmalat SpA	†	27,037	$65,302
Pirelli & C. SpA	*	39,884	13,984
Prysmian SpA		1,905	28,714
Saipem SpA		4,247	103,761
Saras SpA	†	4,309	12,302
Snam Rete Gas SpA		24,128	105,989
Telecom Italia SpA		168,373	233,445
Telecom Italia SpA RSP		100,213	98,721
Terna Rete Elettrica Nazionale SpA	†	20,769	69,267
UniCredit SpA	*	241,110	609,836
Unione di Banche Italiane SCPA		9,502	123,823
Unipol Gruppo Finanziario SpA	*	10,948	12,844
			4,790,291
Japan—23.5%
77 Bank Ltd. (The)		5,000	29,111
ABC-Mart, Inc.		300	7,701
Acom Co. Ltd.	†	750	18,691
Advantest Corp.		2,400	43,705
Aeon Co. Ltd.		10,300	101,630
Aeon Credit Service Co. Ltd.	†	1,400	18,316
Aeon Mall Co., Ltd.		1,400	26,569
Aioi Insurance Co. Ltd.		7,000	31,905
Aisin Seiki Co. Ltd.		3,200	69,131
Ajinomoto Co., Inc.		11,000	87,017
Alfresa Holdings Corp.		400	18,479
All Nippon Airways Co. Ltd.		11,000	38,435
Amada Co. Ltd.		5,000	30,986
Aozora Bank Ltd.	*	11,000	16,982
Asahi Breweries Ltd.		6,500	93,143
Asahi Glass Co. Ltd.		17,000	136,170
Asahi Kasei Corp.		21,000	106,549
Asics Corp.	†	4,000	36,484
Astellas Pharma, Inc.		7,575	267,490
Bank of Kyoto Ltd. (The)	†	5,000	46,344
Bank of Yokohama Ltd. (The)		21,000	112,404
Benesse Corp.		1,300	52,128
Bridgestone Corp.		10,200	159,777
Brother Industries Ltd.		3,800	33,611
Canon Marketing Japan, Inc.		900	12,582
Canon, Inc.		17,900	584,686
Casio Computer Co. Ltd.		4,500	40,306
Central Japan Railway Co.		26	159,835
Chiba Bank Ltd. (The)		12,000	78,316
Chubu Electric Power Co., Inc.	†	11,100	256,341
Chugai Pharmaceutical Co., Ltd.	†	3,800	72,310
Chugoku Bank Ltd. (The)		3,000	41,593
Chugoku Electric Power Co., Inc. (The)		4,500	93,956
Chuo Mitsui Trust Holdings, Inc.		16,000	60,965
Citizen Holdings Co. Ltd.		4,700	24,068
Coca-Cola West Holdings Co. Ltd.	†	1,200	22,951
Cosmo Oil Co. Ltd.		12,000	40,628
Credit Saison Co. Ltd.		2,400	30,443
Dai Nippon Printing Co. Ltd.		9,000	123,227
Daicel Chemical Industries Ltd.		5,000	30,301
Daido Steel Co. Ltd.		4,000	16,354
Daihatsu Motor Co. Ltd.		3,000	27,886
Daiichi Sankyo Co. Ltd.		11,102	198,165
Daikin Industries Ltd.		3,800	122,297
Dainippon Sumitomo Pharma Co. Ltd.		3,000	$26,176
Daito Trust Construction Co. Ltd.		1,400	66,013
Daiwa House Industry Co. Ltd.		8,000	86,024
Daiwa Securities Group, Inc.		22,000	130,728
Dena Co. Ltd.		5	16,694
Denki Kagaku Kogyo K.K.		8,000	22,219
Denso Corp.	†	8,200	210,188
Dentsu, Inc.	†	2,800	58,757
DIC Corp.		14,000	21,870
Dowa Holdings Co., Ltd.		5,000	20,754
East Japan Railway Co.		5,700	343,173
Eisai Co. Ltd.	†	4,100	145,571
Electric Power Development Co., Ltd.	†	2,340	66,395
Elpida Memory, Inc.	*	2,100	22,616
FamilyMart Co. Ltd.		900	28,280
Fanuc Ltd.	†	3,200	256,436
Fast Retailing Co. Ltd.		800	104,260
Fuji Electric Holdings Co. Ltd.		7,000	11,559
Fuji Heavy Industries Ltd.		11,000	44,441
FUJIFILM Holdings Corp.		8,200	260,963
Fujitsu Ltd.	†	31,000	168,399
Fukuoka Financial Group, Inc.		12,000	53,667
Furukawa Electric Co. Ltd.		10,000	44,987
GS Yuasa Corp.	†	5,000	43,875
Gunma Bank Ltd. (The)		6,000	33,356
Hachijuni Bank Ltd. (The)		6,000	33,901
Hakuhodo DY Holdings, Inc.		320	17,250
Hankyu Hanshin Holdings, Inc.	†	18,600	87,077
Hikari Tsushin, Inc.		500	11,272
Hino Motors Ltd.		5,000	15,567
Hirose Electric Co., Ltd.		530	56,544
Hiroshima Bank Ltd. (The)		10,000	41,681
Hisamitsu Pharmaceutical Co., Inc.	†	1,000	31,068
Hitachi Chemical Co. Ltd.		2,300	37,031
Hitachi Construction Machinery Co. Ltd.	†	2,000	32,502
Hitachi High-Technologies Corp.		1,100	18,689
Hitachi Ltd.		55,000	171,161
Hitachi Metals Ltd.		3,000	25,536
Hokkaido Electric Power Co., Inc.		3,000	56,171
Hokuhoku Financial Group, Inc.		19,000	47,625
Hokuriku Electric Power Co.		3,200	73,187
Honda Motor Co., Ltd.		27,600	759,299
HOYA Corp.		6,700	134,214
Ibiden Co. Ltd.	†	2,200	61,688
Idemitsu Kosan Co. Ltd.		400	34,269
IHI Corp.	*	21,000	36,276
INPEX Corp.		14	111,625
Isetan Mitsukoshi Holdings Ltd.	†	5,940	60,436
Isuzu Motors Ltd.		18,000	28,878
Ito En Ltd.	†	800	11,377
ITOCHU Corp.		25,000	173,480
Itochu Techno-Solutions Corp.	†	300	8,916
Iyo Bank Ltd. (The)		4,000	40,772
J. Front Retailing Co. Ltd.	†	8,600	41,035
Jafco Co. Ltd.		400	13,432
Japan Airlines Corp.	*	14,000	27,015
Japan Petroleum Exploration Co.		500	27,675

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Japan Prime Realty Investment Corp. REIT		12	$25,887
Japan Real Estate Investment Corp. REIT		7	58,064
Japan Retail Fund Investment Corp. REIT		6	27,680
Japan Steel Works Ltd. (The)	†	6,000	73,944
Japan Tobacco, Inc.		75	234,437
JFE Holdings, Inc.		8,200	275,498
JGC Corp.		4,000	64,384
Joyo Bank Ltd. (The)		11,000	56,125
JS Group Corp.		4,100	63,276
JSR Corp.		3,000	51,386
JTEKT Corp.		3,700	37,393
Jupiter Telecommunications Co. Ltd.		36	27,307
Kajima Corp.		14,000	43,582
Kamigumi Co. Ltd.		5,000	42,258
Kaneka Corp.		6,000	42,634
Kansai Electric Power Co., Inc. (The)		12,800	282,348
Kansai Paint Co. Ltd.		4,000	28,660
Kao Corp.		9,000	195,843
Kawasaki Heavy Industries Ltd.	†	23,000	63,356
Kawasaki Kisen Kaisha Ltd.		9,000	36,919
KDDI Corp.		49	259,996
Keihin Electric Express Railway Co. Ltd.		7,000	54,280
Keio Corp.		9,000	52,278
Keisei Electric Railway Co. Ltd.		4,000	23,848
Keyence Corp.		693	141,184
Kikkoman Corp.		3,000	30,043
Kinden Corp.		2,000	17,575
Kintetsu Corp.	†	26,000	114,606
Kirin Holdings Co. Ltd.		14,000	195,322
Kobe Steel Ltd.		46,000	85,671
Komatsu Ltd.		15,900	245,489
Konami Corp.		1,600	30,638
Konica Minolta Holdings, Inc.		8,000	83,588
Kubota Corp.		19,000	156,464
Kuraray Co. Ltd.		5,500	60,972
Kurita Water Industries Ltd.		1,800	58,132
Kyocera Corp.		2,700	202,700
Kyowa Hakko Kirin Co. Ltd.		4,000	45,128
Kyushu Electric Power Co., Inc.		6,400	137,738
Lawson, Inc.	†	1,100	48,418
Leopalace21 Corp.		2,400	21,446
Mabuchi Motor Co. Ltd.		400	19,298
Makita Corp.		2,100	50,817
Marubeni Corp.		27,000	119,415
Marui Group Co. Ltd.	†	4,000	28,000
Maruichi Steel Tube Ltd.	†	500	9,430
Matsui Securities Co. Ltd.	†	1,500	13,602
Mazda Motor Corp.		15,000	38,362
McDonald’s Holdings Co. Japan Ltd.		1,000	18,569
Mediceo Paltac Holdings Co. Ltd.		2,100	23,977
MEIJI Holdings Co., Ltd.	*	1,102	44,384
Minebea Co. Ltd.		5,000	21,279
Mitsubishi Chemical Holdings Corp.		22,000	93,054
Mitsubishi Corp.		22,700	418,888
Mitsubishi Electric Corp.		32,000	202,244
Mitsubishi Estate Co., Ltd.		20,000	332,033
Mitsubishi Gas Chemical Co., Inc.		7,000	$38,166
Mitsubishi Heavy Industries Ltd.		51,000	211,054
Mitsubishi Logistics Corp.		2,000	22,096
Mitsubishi Materials Corp.		18,000	56,041
Mitsubishi Motors Corp.	*†	58,000	108,701
Mitsubishi Rayon Co. Ltd.		10,000	29,059
Mitsubishi Tanabe Pharma Corp.		4,000	45,955
Mitsubishi UFJ Financial Group, Inc.		155,640	961,045
Mitsubishi UFJ Lease & Finance Co. Ltd.	†	920	29,991
Mitsui & Co., Ltd.		29,000	343,641
Mitsui Chemicals, Inc.	†	10,000	31,877
Mitsui Engineering & Shipbuilding Co. Ltd.		12,000	28,187
Mitsui Fudosan Co., Ltd.		14,000	242,818
Mitsui Mining & Smelting Co. Ltd.	*	12,000	30,982
Mitsui OSK Lines Ltd.		19,000	122,784
Mitsui Sumitomo Insurance Group Holdings, Inc.		7,100	185,742
Mitsumi Electric Co. Ltd.		1,700	36,315
Mizuho Financial Group, Inc.	†	156,600	363,834
Mizuho Securities Co. Ltd.		9,000	28,165
Mizuho Trust & Banking Co. Ltd.	*	24,000	31,028
Murata Manufacturing Co., Ltd.		3,600	153,646
Namco Bandai Holdings, Inc.		4,150	45,516
NEC Corp.	*	31,000	121,259
NGK Insulators Ltd.		4,000	81,527
NGK Spark Plug Co. Ltd.	†	3,000	28,639
NHK Spring Co. Ltd.		2,000	13,404
Nidec Corp.		1,800	109,565
Nikon Corp.		5,000	86,503
Nintendo Co., Ltd.		1,700	470,483
Nippon Building Fund, Inc. REIT		9	76,932
Nippon Electric Glass Co. Ltd.	†	6,500	72,667
Nippon Express Co. Ltd.		14,000	63,556
Nippon Meat Packers, Inc.	†	3,000	37,771
Nippon Mining Holdings, Inc.		16,000	82,680
Nippon Oil Corp.		21,000	123,659
Nippon Paper Group, Inc.	†	1,500	38,804
Nippon Sheet Glass Co., Ltd.		11,000	32,053
Nippon Steel Corp.		86,000	329,243
Nippon Telegraph & Telephone Corp.		8,700	354,311
Nippon Yusen K.K.		18,000	77,511
Nipponkoa Insurance Co., Ltd.		11,000	63,996
Nishi-Nippon City Bank Ltd. (The)		11,000	27,790
Nissan Chemical Industries Ltd.		2,000	22,482
Nissan Motor Co., Ltd.		41,700	253,073
Nissay Dowa General Insurance Co. Ltd.		2,000	9,662
Nisshin Seifun Group, Inc.		3,200	38,020
Nisshin Steel Co. Ltd.		15,000	33,483
Nisshinbo Industries, Inc.	†	2,000	22,562
Nissin Food Products Co. Ltd.		1,500	45,357
Nitori Co. Ltd.		600	42,489
Nitto Denko Corp.		2,800	85,368
NOK Corp.		2,000	23,238
Nomura Holdings, Inc.		41,800	352,827

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nomura Real Estate Holdings, Inc.	†	600	$10,327
Nomura Real Estate Office Fund, Inc. REIT		5	31,787
Nomura Research Institute Ltd.	†	1,650	36,576
NSK Ltd.		7,000	35,435
NTN Corp.		9,000	36,048
NTT Data Corp.		20	64,558
NTT DoCoMo, Inc.		263	384,674
NTT Urban Development Corp.		24	23,136
Obayashi Corp.		11,000	53,846
Obic Co. Ltd.		100	16,205
Odakyu Electric Railway Co. Ltd.	†	10,000	85,491
OJI Paper Co., Ltd.		13,000	55,854
Olympus Corp.	†	4,000	94,197
Omron Corp.		3,400	49,260
Ono Pharmaceutical Co. Ltd.		1,500	66,539
Onward Holdings Co. Ltd.	†	2,000	12,852
Oracle Corp. Japan	†	600	22,004
Oriental Land Co. Ltd.		800	53,639
ORIX Corp.		1,530	91,066
Osaka Gas Co. Ltd.		33,000	105,187
OSAKA Titanium Technologies Co.	†	200	7,328
Otsuka Corp.	†	200	10,681
Panasonic Corp.		33,000	444,595
Panasonic Electric Works Co. Ltd.		7,000	66,161
Promise Co. Ltd.	†	1,060	13,525
Rakuten, Inc.		122	73,515
Resona Holdings, Inc.	†	8,300	116,344
Ricoh Co. Ltd.		11,000	141,704
Rinnai Corp.		600	26,518
Rohm Co. Ltd.		1,700	123,995
Sankyo Co. Ltd.		900	48,009
Santen Pharmaceutical Co. Ltd.	†	1,100	33,510
Sanyo Electric Co. Ltd.	*	29,000	75,108
Sapporo Hokuyo Holdings, Inc.	*	4,000	11,473
Sapporo Holdings Ltd.		4,000	22,879
SBI Holdings, Inc.		260	52,802
Secom Co. Ltd.		3,500	142,050
Sega Sammy Holdings, Inc.	†	2,848	36,097
Seiko Epson Corp.		2,400	39,167
Sekisui Chemical Co. Ltd.		8,000	50,147
Sekisui House Ltd.		8,000	81,024
Seven & I Holdings Co. Ltd.		12,940	303,477
Seven Bank Ltd.		9	23,601
Sharp Corp.	†	17,000	176,362
Shikoku Electric Power Co., Inc.		2,900	86,491
Shimadzu Corp.		4,000	31,961
Shimamura Co. Ltd.		400	31,849
Shimano, Inc.	†	1,000	38,421
Shimizu Corp.		10,000	43,404
Shin-Etsu Chemical Co., Ltd.		6,900	320,014
Shinko Electric Industries Co. Ltd.		800	9,885
Shinsei Bank Ltd.	*	16,000	25,545
Shionogi & Co. Ltd.		5,000	96,605
Shiseido Co. Ltd.		6,000	98,158
Shizuoka Bank Ltd. (The)		10,000	98,967
Showa Denko K.K.	†	22,000	39,238
Showa Shell Sekiyu K.K.		2,900	30,686
SMC Corp.		900	96,637
Softbank Corp.		12,700	$247,408
Sojitz Corp.		21,200	46,492
Sompo Japan Insurance, Inc.		15,000	99,955
Sony Corp.		16,800	438,295
Sony Financial Holdings, Inc.		14	38,600
Square Enix Holdings Co., Ltd.		1,000	23,486
Stanley Electric Co. Ltd.		2,500	50,694
Sumco Corp.	†	1,900	26,993
Sumitomo Chemical Co. Ltd.		27,000	121,423
Sumitomo Corp.		18,900	192,113
Sumitomo Electric Industries Ltd.		12,600	141,269
Sumitomo Heavy Industries Ltd.		10,000	44,486
Sumitomo Metal Industries Ltd.		55,000	146,205
Sumitomo Metal Mining Co. Ltd.		9,000	126,431
Sumitomo Mitsui Financial Group, Inc.		15,100	611,026
Sumitomo Realty & Development Co. Ltd.		6,000	109,552
Sumitomo Rubber Industries, Inc.	†	3,000	24,118
Sumitomo Trust & Banking Co. Ltd. (The)		24,000	128,781
Suruga Bank Ltd.		4,000	38,270
Suzuken Co. Ltd.	†	1,260	36,502
Suzuki Motor Corp.	†	5,700	127,810
T&D Holdings, Inc.		3,900	111,427
Taiheiyo Cement Corp.	†	15,000	25,705
Taisei Corp.		16,000	38,569
Taisho Pharmaceutical Co. Ltd.		2,300	43,531
Taiyo Nippon Sanso Corp.		6,000	57,352
Takashimaya Co. Ltd.		6,000	47,228
Takeda Pharmaceutical Co., Ltd.		12,520	486,777
TDK Corp.		2,000	93,888
Teijin Ltd.	†	16,000	51,428
Terumo Corp.		2,800	123,444
THK Co., Ltd.		2,100	31,306
Tobu Railway Co. Ltd.		13,000	76,307
Toho Co. Ltd.		1,800	29,279
Toho Gas Co. Ltd.		7,000	28,429
Tohoku Electric Power Co., Inc.		7,200	150,402
Tokio Marine Holdings, Inc.		12,100	332,225
Tokuyama Corp.		4,000	29,361
Tokyo Broadcasting System Holdings, Inc.		700	11,000
Tokyo Electric Power Co., Inc. (The)		20,400	524,511
Tokyo Electron Ltd.		3,000	144,780
Tokyo Gas Co. Ltd.		39,000	139,325
Tokyo Steel Manufacturing Co. Ltd.		1,300	15,824
Tokyo Tatemono Co. Ltd.		4,000	22,275
Tokyu Corp.		19,000	95,848
Tokyu Land Corp.		9,000	40,889
TonenGeneral Sekiyu K.K.	†	5,000	50,890
Toppan Printing Co. Ltd.		9,000	90,675
Toray Industries, Inc.	†	22,000	111,983
Toshiba Corp.	†	66,000	239,114
Tosoh Corp.		9,000	25,458
TOTO Ltd.		5,000	34,893
Toyo Seikan Kaisha Ltd.		2,500	52,894
Toyo Suisan Kaisha Ltd.		2,000	41,207
Toyoda Gosei Co. Ltd.		900	24,301
Toyota Boshoku Corp.	†	1,400	20,870

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Toyota Industries Corp.		3,000	$74,566
Toyota Motor Corp.		46,100	1,743,381
Toyota Tsusho Corp.		3,500	51,837
Trend Micro, Inc.		2,000	63,863
Tsumura & Co.		1,000	31,206
Ube Industries Ltd.		19,000	53,022
Unicharm Corp.		700	53,477
UNY Co. Ltd.		3,000	25,633
Ushio, Inc.	†	1,900	30,309
USS Co. Ltd.		350	18,028
West Japan Railway Co.		27	89,290
Yahoo! Japan Corp.		237	75,377
Yakult Honsha Co. Ltd.		1,900	36,296
Yamada Denki Co., Ltd.		1,400	81,450
Yamaguchi Financial Group, Inc.		4,000	52,755
Yamaha Corp.		2,700	33,652
Yamaha Motor Co. Ltd.		3,700	41,102
Yamato Holdings Co. Ltd.		7,000	93,071
Yamato Kogyo Co. Ltd.		700	20,608
Yamazaki Baking Co. Ltd.		2,000	22,593
Yaskawa Electric Corp.	†	5,000	33,203
Yokogawa Electric Corp.	†	3,400	22,913
			33,338,974
Luxembourg—0.5%
ArcelorMittal		14,370	475,546
Millicom International Cellular SA	*	1,204	67,918
SES SA		4,782	91,441
Tenaris SA	†	7,617	103,910
			738,815
Mexico—0.0%
Fresnillo plc		2,612	22,428
Netherlands—4.2%
Aegon NV		23,898	147,953
Akzo Nobel NV		3,782	167,175
ASML Holding NV		7,336	159,007
Corio NV REIT		705	34,383
European Aeronautic Defence and Space Co. NV		6,871	111,588
Fugro NV CVA		1,178	49,057
Heineken Holding NV		1,878	60,004
Heineken NV		4,091	152,465
ING Groep NV CVA		32,836	332,662
James Hardie Industries NV	*	6,561	22,138
Koninklijke Ahold NV		19,995	230,511
Koninklijke Boskalis Westminster NV		875	19,918
Koninklijke DSM NV		2,467	77,578
Koninklijke KPN NV		28,486	393,041
Koninklijke Philips Electronics NV	†	16,298	300,909
Qiagen NV	*	3,155	58,591
Randstad Holding NV	*†	1,746	48,522
Reed Elsevier NV		11,124	123,001
Royal Dutch Shell plc, Class A		59,251	1,486,272
Royal Dutch Shell plc, Class B		45,059	1,134,380
SBM Offshore NV	†	2,403	41,264
TNT NV		6,442	125,914
Unilever NV CVA		27,249	659,045
Wolters Kluwer NV	†	4,949	86,820
			6,022,198
New Zealand—0.1%
Auckland International Airport Ltd.		15,775	$16,373
Contact Energy Ltd.		5,052	19,039
Fletcher Building Ltd.		10,277	43,597
Sky City Entertainment Group Ltd.		8,062	13,926
Telecom Corp of New Zealand Ltd.		31,396	55,111
			148,046
Norway—0.6%
DnB NOR ASA	*	11,682	89,262
Norsk Hydro ASA	*†	11,436	58,925
Orkla ASA		13,374	97,249
Renewable Energy Corp. AS	*†	3,850	30,062
StatoilHydro ASA	†	18,808	371,518
Telenor ASA	*	14,161	109,278
Yara International ASA	†	3,275	92,202
			848,496
Portugal—0.3%
Banco Comercial Portugues SA (Registered)		34,512	35,140
Banco Espirito Santo SA (Registered)		8,374	45,157
Brisa Auto-Estradas de Portugal SA	†	3,084	22,169
Cimpor Cimentos de Portugal SGPS SA		4,428	32,347
EDP—Energias de Portugal SA		31,876	125,217
Galp Energia SGPS SA, Class B	†	2,567	36,184
Jeronimo Martins SGPS SA	†	3,626	24,733
Portugal Telecom SGPS SA (Registered)		9,442	92,617
			413,564
Singapore—1.3%
Ascendas Real Estate Investment Trust REIT		20,786	22,662
CapitaLand Ltd.		42,500	108,058
CapitaMall Trust REIT		35,000	33,662
City Developments Ltd.		8,000	47,144
ComfortDelgro Corp. Ltd.		37,000	32,595
Cosco Corp. Singapore Ltd.		18,000	15,416
DBS Group Holdings Ltd.		28,500	231,054
Fraser and Neave Ltd.	‡	15,000	40,182
Golden Agri-Resources Ltd.		86,320	22,499
Jardine Cycle & Carriage Ltd.		2,000	26,398
Keppel Corp. Ltd.		22,000	104,283
Neptune Orient Lines Ltd.		4,000	4,061
Olam International Ltd.		19,600	32,684
Oversea-Chinese Banking Corp. Ltd.		41,600	190,994
SembCorp Industries Ltd.		15,340	31,810
SembCorp Marine Ltd.		14,000	25,805
Singapore Airlines Ltd.		8,400	76,903
Singapore Exchange Ltd.		15,000	73,045
Singapore Press Holdings Ltd.		24,500	53,314
Singapore Technologies Engineering Ltd.		26,000	43,810
Singapore Telecommunications Ltd.		133,159	274,726
StarHub Ltd.		8,730	12,871
United Overseas Bank Ltd.		20,000	201,816

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
UOL Group Ltd.		13,000	$29,498
Wilmar International Ltd.		13,000	44,839
			1,780,129
Spain—4.4%
Abertis Infraestructuras SA		4,693	88,625
Acciona SA		445	54,950
Acerinox SA	†	2,413	44,828
ACS Actividades de Construccion y Servicios SA	†	2,385	121,069
Banco Bilbao Vizcaya Argentaria SA		59,550	749,822
Banco de Sabadell SA	†	15,202	95,081
Banco de Valencia SA	†	3,209	31,201
Banco Popular Espanol SA	†	12,166	106,451
Banco Santander SA		134,240	1,622,709
Banco Santander SA (London Exchange)		2,057	24,826
Bankinter SA		4,500	53,385
Cintra Concesiones de Infraestructuras de Transporte SA	†	3,122	19,450
Criteria Caixacorp SA		13,561	62,852
EDP Renovaveis SA	*	3,747	38,440
Enagas		2,796	55,178
Fomento de Construcciones y Contratas SA	†	687	28,268
Gamesa Corp. Tecnologica SA		3,097	59,045
Gas Natural SDG SA	†	3,594	65,633
Gestevision Telecinco SA	†	2,112	19,779
Grifols SA		2,031	36,027
Grupo Ferrovial SA	†	1,190	38,357
Iberdrola Renovables SA	*†	13,627	62,473
Iberdrola SA	†	58,605	477,898
Iberia Lineas Aereas de Espana	*	9,947	21,159
Inditex SA	†	3,636	174,989
Indra Sistemas SA	†	1,576	34,205
Mapfre SA	†	13,081	42,737
Red Electrica SA		1,709	77,468
Repsol YPF SA	†	12,282	274,930
Sacyr Vallehermoso SA		1,480	20,587
Telefonica SA		70,764	1,607,017
Zardoya Otis SA	†	2,117	44,321
			6,253,760
Sweden—2.3%
Alfa Laval AB	†	5,944	56,965
Assa Abloy AB, Class B		4,945	69,145
Atlas Copco AB, Class A		11,324	114,024
Atlas Copco AB, Class B	†	6,758	61,395
Electrolux AB, Series B	*†	4,438	62,086
Getinge AB, Class B		3,096	40,645
Hennes & Mauritz AB, Class B	†	8,560	427,438
Holmen AB, Class B		741	16,225
Husqvarna AB, Class B	*	6,308	34,434
Investor AB, Class B		7,347	113,603
Lundin Petroleum AB	*	3,800	29,545
Nordea Bank AB	†	53,980	428,999
Sandvik AB		16,975	126,519
Scania AB, Class B		5,968	59,380
Securitas AB, Class B		5,360	45,645
Skandinaviska Enskilda Banken AB, Class A	*	25,571	113,097
Skanska AB, Class B	†	6,725	75,452
SKF AB, Class B		6,189	76,495
SSAB AB, Class A	†	3,099	36,195
SSAB AB, Class B		1,278	$13,799
Svenska Cellulosa AB, Class B		9,522	100,252
Svenska Handelsbanken AB, Class A		8,229	156,048
Swedbank AB, Class A	*	5,327	31,142
Swedish Match AB		4,102	66,825
Tele2 AB, Class B		5,203	52,694
Telefonaktiebolaget LM Ericsson, Class B	†	49,627	488,897
TeliaSonera AB		37,710	198,475
Volvo AB, Class A		7,530	46,533
Volvo AB, Class B	†	17,694	109,589
			3,251,541
Switzerland—7.6%
ABB Ltd. (Registered)	*†	36,810	581,255
Actelion Ltd. (Registered)	*	1,691	88,632
Adecco SA (Registered)	†	1,984	82,926
Aryzta AG	*	1,296	41,801
Baloise Holding AG (Registered)		806	59,937
BKW FMB Energie AG		225	16,567
Compagnie Financiere Richemont SA (A Bearer Shares)		8,768	182,798
Credit Suisse Group AG (Registered)		18,818	862,165
Geberit AG (Registered)		650	80,086
Givaudan SA (Registered)	†	106	65,068
Holcim Ltd. (Registered)	*	3,586	204,166
Julius Baer Holding AG (Registered)		3,520	136,900
Kuehne + Nagel International AG (Registered)		871	68,418
Lindt & Spruengli AG (Participation Certificate)		17	31,776
Lindt & Spruengli AG (Registered)	†	2	44,268
Logitech International SA (Registered)	*	2,953	41,047
Lonza Group AG (Registered)		741	73,713
Nestle SA (Registered)		60,791	2,295,374
Nobel Biocare Holding AG (Registered)	†	2,035	44,534
Novartis AG (Registered)		35,345	1,438,797
Pargesa Holding SA (Bearer)		467	29,165
Roche Holding AG (Genusschein)		11,740	1,599,601
Schindler Holding AG (Bearer Participation Certificates)		842	52,379
Schindler Holding AG (Registered)		317	19,628
SGS SA (Registered)		84	104,335
Sonova Holding AG (Registered)		891	72,552
STMicroelectronics NV		10,924	82,350
Straumann Holding AG (Registered)		152	27,736
Swatch Group AG (The) (Bearer)		499	80,310
Swatch Group AG (The) (Registered)	†	698	22,924
Swiss Life Holding AG (Registered)	*	529	45,785
Swiss Reinsurance (Registered)		5,801	192,753
Swisscom AG (Registered)		388	119,396
Syngenta AG (Registered)		1,623	377,617
UBS AG (Registered)	*	53,858	661,291

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Xstrata plc		31,937	$347,100
Zurich Financial Services AG (Registered)		2,446	432,339
			10,707,489
United Kingdom—18.1%
3i Group plc		15,570	62,290
Admiral Group plc		2,865	41,084
AMEC plc		5,303	57,143
Anglo American plc		22,023	643,933
Antofagasta plc		6,311	61,273
Associated British Foods plc		5,701	71,823
AstraZeneca plc (London Exchange)		24,202	1,067,127
Autonomy Corp. plc	*	3,433	81,344
Aviva plc		44,587	251,042
BAE Systems plc		59,114	330,331
Balfour Beatty plc		8,544	43,539
Barclays plc		161,432	750,183
Berkeley Group Holdings plc	*	1,560	20,680
BG Group plc		56,131	945,229
BHP Billiton plc		36,902	831,721
BP plc		313,068	2,473,807
British Airways plc	*	10,357	21,341
British American Tobacco plc		33,385	921,566
British Land Co. plc REIT		13,648	85,940
British Sky Broadcasting Group plc		18,337	137,651
BT Group plc		130,083	217,954
Bunzl plc		6,330	52,493
Burberry Group plc		6,892	48,032
Cable & Wireless plc		41,185	90,398
Cadbury plc		22,885	195,614
Cairn Energy plc	*	2,327	89,975
Capita Group plc (The)		10,792	127,246
Carnival plc		2,625	69,913
Carphone Warehouse Group plc		9,216	24,012
Centrica plc		85,577	314,670
Cobham plc		19,426	55,329
Compass Group plc		31,270	176,510
Diageo plc		41,821	600,681
Drax Group plc		5,455	39,487
Eurasian Natural Resources Corp.		4,297	46,499
Firstgroup plc		8,231	48,604
Friends Provident Group plc		34,247	37,035
G4S plc		21,040	72,468
GlaxoSmithKline plc		86,705	1,531,499
Hammerson plc REIT		11,851	60,094
Home Retail Group plc		15,769	67,690
HSBC Holdings plc (London Exchange)		287,432	2,394,648
ICAP plc		8,924	66,466
Imperial Tobacco Group plc		17,013	442,807
Intercontinental Hotels Group plc		4,710	48,485
International Power plc		25,613	100,603
Invensys plc		15,349	56,674
Investec plc		7,041	37,931
J. Sainsbury plc		18,187	93,922
Johnson Matthey plc		3,559	67,584
Kazakhmys plc		3,673	38,305
Kingfisher plc		37,917	111,243
Ladbrokes plc		10,175	30,835
Land Securities Group plc REIT		12,166	$94,610
Legal & General Group plc		93,245	87,217
Liberty International plc REIT		7,026	46,059
Lloyds Banking Group plc		258,363	297,839
London Stock Exchange Group plc		2,311	26,763
Lonmin plc		2,625	50,879
Man Group plc		27,453	125,842
Marks & Spencer Group plc		26,588	134,073
National Grid plc		40,670	366,995
Next plc		3,158	76,513
Old Mutual plc		84,730	113,154
Pearson plc		13,628	137,238
Prudential plc		41,859	286,126
Randgold Resources Ltd.		1,297	83,585
Reckitt Benckiser Group plc		10,099	461,201
Reed Elsevier plc		17,798	132,963
Rexam plc		10,958	51,505
Rio Tinto plc		15,031	520,545
Rolls-Royce Group plc	*	31,134	186,150
Rolls-Royce Group plc, Class C	*‡	2,491,203	4,099
Royal Bank of Scotland Group plc	*	280,810	178,481
RSA Insurance Group plc		54,123	107,470
SABMiller plc		15,163	309,597
Sage Group plc (The)		23,751	69,784
Schroders plc		2,678	36,236
Scottish & Southern Energy plc		15,429	290,285
Segro plc REIT		97,397	38,948
Serco Group plc		8,075	56,193
Severn Trent plc		4,129	74,459
Shire plc		9,031	124,644
Smith & Nephew plc		14,645	108,727
Smiths Group plc		6,367	73,671
Standard Chartered plc (London Exchange)		31,720	596,432
Standard Life plc		35,072	107,723
Tesco plc		131,514	768,023
Thomas Cook Group plc		7,285	24,685
Thomson Reuters plc		2,838	81,171
Tomkins plc		13,877	33,850
TUI Travel plc		9,107	34,813
Tullow Oil plc		13,426	207,942
Unilever plc		21,480	504,825
United Utilities Group plc		10,919	89,537
Vedanta Resources plc		2,400	51,094
Vodafone Group plc		876,941	1,705,600
Whitbread plc		2,750	37,093
Wm Morrison Supermarkets plc		34,522	134,836
Wolseley plc	*	4,491	85,973
WPP plc		21,112	140,395
			25,710,596
United States—0.1%
Synthes, Inc.		987	95,438
TOTAL COMMON STOCKS
(Cost $179,441,419)			137,527,986

PREFERRED STOCKS—0.3%
Germany—0.3%
Bayerische Motoren Werke AG		922	22,265
Fresenius SE		1,300	70,334
Henkel AG & Co. KGaA		2,868	89,565

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
PREFERRED STOCKS—(Continued)
Porsche Automobil Holding SE		1,500	$100,966
RWE AG		629	42,004
Volkswagen AG		1,699	118,891
TOTAL PREFERRED STOCKS
(Cost $597,403)			444,025

RIGHTS—0.1%
Australia—0.0%
Rio Tinto Ltd., Expires 07/01/2009	*‡	2,516	48,475
Belgium—0.0%
Fortis, Expires 07/01/2014	*‡δ	34,845	—
Norway—0.0%
Renewable Energy Corp. AS, Expires 07/13/2009	*	1,326	4,743
Singapore—0.0%
Golden Agri-Resources Ltd., Expires 07/16/2009	*‡	14,674	2,026
Neptune Orient Lines Ltd., Expires 07/08/2009	*	3,000	363
			2,389
United Kingdom—0.1%
Rio Tinto plc, Expires 07/01/2009	*	7,891	90,616
TOTAL RIGHTS
(Cost $178,671)			146,223

WARRANTS—0.0%
Italy—0.0%
Unione di Banche Italiane SCPA, Expires 06/30/2011	*	9,502	733
Singapore—0.0%
Golden Agri-Resources Ltd., Expires TBD	*‡	5,869	649
TOTAL WARRANTS
(Cost $—)			1,382

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.159%	09/10/2009	‡‡
(Cost $304,904)			$305,000	$304,907

		Shares	Value
CASH EQUIVALENTS—11.3%
Institutional Money Market Funds—11.0%
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class	††	6,043,331	6,043,331
Fidelity Institutional Money Market: Prime Money Market Portfolio —Institutional Class	††	4,000,000	4,000,000
Invesco AIM Short-Term Investments Trust Liquid Assets Portfolio	††	2,600,000	2,600,000
Invesco AIM Short-Term Investments Trust Prime Assets Portfolio	††	3,000,000	3,000,000
			15,643,331

Coupon Rate	Maturity Date		Face	Value
Medium Term Note—0.3%
General Electric Capital Corp.
1.122%	10/26/2009	#††	$408,900	408,900
TOTAL CASH EQUIVALENTS
(Cost $16,052,231)				16,052,231
TOTAL INVESTMENTS—108.9%
(Cost $196,574,628)				154,476,754
Other assets less liabilities—(8.9%)				(12,590,018)
NET ASSETS—100.0%				$141,886,736

Notes to the Schedule of Investments:
CVA	Dutch Certificate of Shares
REIT	Real Estate Investment Trust
RSP	Risparmio Savings Shares
VVPR	Verlaagde Vooheffing Precompte Reduit
*	Non-income producing.
†	Denotes all or a portion of security on loan.
δ	Security has no market value at June 30, 2009.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Percentage of Portfolio by Industry:

COMMON STOCKS
Commercial Banks	13.1%
Oil, Gas & Consumable Fuels	8.1%
Pharmaceuticals	6.9%
Metals & Mining	5.0%
Insurance	4.2%
Diversified Telecommunication Services	4.0%
Electric Utilities	3.7%
Food Products	3.5%
Automobiles	3.3%
Chemicals	2.9%
Capital Markets	2.4%
Food & Staples Retailing	2.4%
Machinery	2.0%
Wireless Telecommunication Services	1.9%
Real Estate Management & Development	1.8%
Beverages	1.8%
Multi-Utilities	1.7%
Electrical Equipment	1.5%
Media	1.4%
Industrial Conglomerates	1.4%
Electronic Equipment, Instruments & Components	1.2%
Tobacco	1.2%
Real Estate Investment Trusts (REITs)	1.1%
Diversified Financial Services	1.1%
Communications Equipment	1.1%
Trading Companies & Distributors	1.1%
Household Durables	1.1%
Software	1.0%
Road & Rail	1.0%
Construction & Engineering	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Specialty Retail	0.8%
Hotels, Restaurants & Leisure	0.8%
Aerospace & Defense	0.7%
Construction Materials	0.7%
Health Care Equipment & Supplies	0.6%
Office Electronics	0.6%
Auto Components	0.6%
Household Products	0.5%
Building Products	0.5%
Commercial Services & Supplies	0.5%
Gas Utilities	0.5%
Semiconductors & Semiconductor Equipment	0.5%
Computers & Peripherals	0.4%
Energy Equipment & Services	0.4%
Transportation Infrastructure	0.4%
Multiline Retail	0.4%
Professional Services	0.4%
Marine	0.3%
Personal Products	0.3%
Air Freight & Logistics	0.3%
Biotechnology	0.3%
IT Services	0.3%
Paper & Forest Products	0.2%
Airlines	0.2%
Health Care Providers & Services	0.2%
Independent Power Producers & Energy Traders	0.2%
Leisure Equipment & Products	0.2%
Consumer Finance	0.1%
Containers & Packaging	0.1%
Internet & Catalog Retail	0.1%
Distributors	0.1%
Life Sciences Tools & Services	0.1%
Internet Software & Services	0.1%
Water Utilities	0.1%
Diversified Consumer Services	0.0%
97.0%
PREFERRED STOCKS
Automobiles	0.2%
Household Products	0.1%
Health Care Equipment & Supplies	0.0%
Multi-Utilities	0.0%
0.3%
RIGHTS
Metals & Mining	0.1%
Electrical Equipment	0.0%
Food Products	0.0%
Marine	0.0%
Commercial Banks	0.0%
0.1%
WARRANTS
Commercial Banks	0.0%
Food Products	0.0%
0.0%
TOTAL COMMON STOCKS/PREFERRED STOCKS/CONVERTIBLE DEBT OBLIGATIONS/RIGHTS/WARRANTS	97.4%

CASH EQUIVALENTS
Institutional Money Market Funds	11.0%
Medium Term Notes	0.3%
11.3%
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.2%
TOTAL CASH EQUIVALENTS/U.S. TREASURY OBLIGATIONS	11.5%
TOTAL INVESTMENTS	108.9%
Other assets less liabilities	(8.9)%
TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint Model
Portfolio Savings
Oriented Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,585,012	$34,989,720
Vantagepoint Diversified Assets Fund	2,778,221	26,615,360
Vantagepoint Equity Income Fund	4,226,833	26,417,706
Vantagepoint Growth & Income Fund	3,777,668	26,368,125
Vantagepoint Inflation Protected Securities Fund	2,345,253	24,273,368
Vantagepoint International Fund	1,772,049	13,184,048
Vantagepoint Low Duration Bond Fund	11,866,678	115,106,779
		266,955,106
TOTAL INVESTMENTS—100.0%
(Cost $291,810,759)		266,955,106
Other assets less liabilities—(0.0%)		(53,349)
NET ASSETS—100.0%		$266,901,757

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint Model
Portfolio Conservative
Growth Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	1,845,170	$13,709,610
Vantagepoint Core Bond Index Fund Class I	9,827,615	95,917,524
Vantagepoint Diversified Assets Fund	4,817,103	46,147,851
Vantagepoint Equity Income Fund	8,017,023	50,106,397
Vantagepoint Growth & Income Fund	5,870,608	40,976,846
Vantagepoint Growth Fund	4,271,904	26,998,436
Vantagepoint Inflation Protected Securities Fund	2,935,264	30,379,983
Vantagepoint International Fund	4,883,611	36,334,063
Vantagepoint Low Duration Bond Fund	11,021,491	106,908,464
Vantagepoint Select Value Fund	2,081,223	13,632,010
		461,111,184
TOTAL INVESTMENTS—100.0%
(Cost $519,233,050)		461,111,184
Other assets less liabilities—(0.0%)		(81,502)
NET ASSETS—100.0%		$461,029,682

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint Model
Portfolio Traditional
Growth Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	8,384,563	$62,297,303
Vantagepoint Core Bond Index Fund Class I	21,343,671	208,314,227
Vantagepoint Discovery Fund	5,581,847	33,602,718
Vantagepoint Diversified Assets Fund	11,929,617	114,285,728
Vantagepoint Equity Income Fund	21,683,526	135,522,040
Vantagepoint Growth & Income Fund	19,373,108	135,224,296
Vantagepoint Growth Fund	17,638,717	111,476,691
Vantagepoint Inflation Protected Securities Fund	4,485,137	46,421,171
Vantagepoint International Fund	18,163,906	135,139,464
Vantagepoint Low Duration Bond Fund	9,482,682	91,982,016
Vantagepoint Select Value Fund	9,422,639	61,718,286
		1,135,983,940
TOTAL INVESTMENTS—100.0%
(Cost $1,340,218,234)		1,135,983,940
Other assets less liabilities—(0.0%)		(167,242)
NET ASSETS—100.0%		$1,135,816,698

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint Model
Portfolio Long-Term
Growth Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	15,151,007	$112,571,980
Vantagepoint Core Bond Index Fund Class I	20,885,263	203,840,164
Vantagepoint Discovery Fund	9,830,568	59,180,017
Vantagepoint Diversified Assets Fund	13,990,477	134,028,771
Vantagepoint Equity Income Fund	27,477,248	171,732,798
Vantagepoint Growth & Income Fund	24,557,047	171,408,188
Vantagepoint Growth Fund	23,719,925	149,909,927
Vantagepoint International Fund	28,329,446	210,771,079
Vantagepoint Select Value Fund	17,073,284	111,830,014
		1,325,272,938
TOTAL INVESTMENTS—100.0%
(Cost $1,640,803,371)		1,325,272,938
Other assets less liabilities—(0.0%)		(184,208)
NET ASSETS—100.0%		$1,325,088,730

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint Model
Portfolio All-Equity
Growth Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	5,712,126	$42,441,096
Vantagepoint Discovery Fund	6,647,816	40,019,855
Vantagepoint Equity Income Fund	12,819,809	80,123,808
Vantagepoint Growth & Income Fund	10,818,443	75,512,733
Vantagepoint Growth Fund	11,891,368	75,153,445
Vantagepoint International Fund	11,934,117	88,789,833
Vantagepoint Select Value Fund	6,448,117	42,235,169
		444,275,939
TOTAL INVESTMENTS—100.0%
(Cost $639,016,875)		444,275,939
Other assets less liabilities—(0.0%)		(72,389)
NET ASSETS—100.0%		$444,203,550

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint
Milestone Retirement
Income Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	603,935	$5,894,402
Vantagepoint Diversified Assets Fund	556,518	5,331,438
Vantagepoint Equity Income Fund	1,031,970	6,449,812
Vantagepoint Growth & Income Fund	921,829	6,434,366
Vantagepoint Inflation Protected Securities Fund	467,626	4,839,933
Vantagepoint International Fund	431,465	3,210,103
Vantagepoint Low Duration Bond Fund	2,207,133	21,409,187
		53,569,241
TOTAL INVESTMENTS—100.0%
(Cost $57,007,900)		53,569,241
Other assets less liabilities—(0.0%)		(25,781)
NET ASSETS—100.0%		$53,543,460

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint
Milestone 2010 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	856,451	$8,358,959
Vantagepoint Diversified Assets Fund	791,106	7,578,792
Vantagepoint Equity Income Fund	1,578,350	9,864,686
Vantagepoint Growth & Income Fund	1,280,230	8,936,002
Vantagepoint Growth Fund	167,585	1,059,135
Vantagepoint Inflation Protected Securities Fund	627,500	6,494,621
Vantagepoint International Fund	691,579	5,145,351
Vantagepoint Low Duration Bond Fund	2,859,187	27,734,118
Vantagepoint Mid/Small Company Index Fund Class I	75,791	758,668
		75,930,332
TOTAL INVESTMENTS—100.0%
(Cost $83,621,650)		75,930,332
Other assets less liabilities—(0.0%)		(28,395)
NET ASSETS—100.0%		$75,901,937

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint
Milestone 2015 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,885,607	$18,403,521
Vantagepoint Diversified Assets Fund	1,495,861	14,330,346
Vantagepoint Equity Income Fund	4,083,861	25,524,129
Vantagepoint Growth & Income Fund	2,256,616	15,751,182
Vantagepoint Growth Fund	1,631,326	10,309,978
Vantagepoint Inflation Protected Securities Fund	725,345	7,507,319
Vantagepoint International Fund	2,001,804	14,893,423
Vantagepoint Low Duration Bond Fund	2,962,869	28,739,833
Vantagepoint Mid/Small Company Index Fund Class I	802,148	8,029,506
		143,489,237
TOTAL INVESTMENTS—100.0%
(Cost $172,623,566)		143,489,237
Other assets less liabilities—(0.0%)		(35,445)
NET ASSETS—100.0%		$143,453,792

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint
Milestone 2020 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,761,739	$26,954,573
Vantagepoint Diversified Assets Fund	1,453,198	13,921,639
Vantagepoint Equity Income Fund	4,752,998	29,706,238
Vantagepoint Growth & Income Fund	2,252,634	15,723,389
Vantagepoint Growth Fund	1,799,296	11,371,553
Vantagepoint International Fund	2,303,065	17,134,806
Vantagepoint Low Duration Bond Fund	1,293,927	12,551,089
Vantagepoint Mid/Small Company Index Fund Class I	1,184,254	11,854,386
		139,217,673
TOTAL INVESTMENTS—100.0%
(Cost $170,272,454)		139,217,673
Other assets less liabilities—(0.0%)		(33,892)
NET ASSETS—100.0%		$139,183,781

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint
Milestone 2025 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,772,688	$17,301,439
Vantagepoint Diversified Assets Fund	1,118,751	10,717,633
Vantagepoint Equity Income Fund	3,915,987	24,474,921
Vantagepoint Growth & Income Fund	1,964,327	13,711,000
Vantagepoint Growth Fund	1,558,562	9,850,110
Vantagepoint International Fund	2,029,091	15,096,441
Vantagepoint Low Duration Bond Fund	443,013	4,297,222
Vantagepoint Mid/Small Company Index Fund Class I	1,180,755	11,819,354
		107,268,120
TOTAL INVESTMENTS—100.0%
(Cost $133,881,636)		107,268,120
Other assets less liabilities—(0.0%)		(30,114)
NET ASSETS—100.0%		$107,238,006

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint
Milestone 2030 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,181,908	$11,535,424
Vantagepoint Diversified Assets Fund	821,947	7,874,249
Vantagepoint Equity Income Fund	3,393,146	21,207,165
Vantagepoint Growth & Income Fund	1,766,158	12,327,780
Vantagepoint Growth Fund	1,409,737	8,909,535
Vantagepoint International Fund	1,849,328	13,758,999
Vantagepoint Mid/Small Company Index Fund Class I	1,191,034	11,922,255
		87,535,407
TOTAL INVESTMENTS—100.0%
(Cost $110,046,455)		87,535,407
Other assets less liabilities—(0.0%)		(28,044)
NET ASSETS—100.0%		$87,507,363

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint
Milestone 2035 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	612,147	$5,974,554
Vantagepoint Diversified Assets Fund	218,459	2,092,835
Vantagepoint Equity Income Fund	2,106,697	13,166,855
Vantagepoint Growth & Income Fund	1,090,859	7,614,193
Vantagepoint Growth Fund	923,573	5,836,980
Vantagepoint International Fund	1,190,381	8,856,437
Vantagepoint Mid/Small Company Index Fund Class I	868,319	8,691,873
		52,233,727
TOTAL INVESTMENTS—100.0%
(Cost $66,464,061)		52,233,727
Other assets less liabilities—(0.0%)		(24,726)
NET ASSETS—100.0%		$52,209,001

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

Vantagepoint
Milestone 2040 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	616,407	$6,016,132
Vantagepoint Equity Income Fund	2,458,143	15,363,397
Vantagepoint Growth & Income Fund	1,268,467	8,853,903
Vantagepoint Growth Fund	1,120,106	7,079,072
Vantagepoint International Fund	1,427,116	10,617,746
Vantagepoint Mid/Small Company Index Fund Class I	1,123,681	11,248,044
		59,178,294
TOTAL INVESTMENTS—100.0%
(Cost $73,591,212)		59,178,294
Other assets less liabilities—(0.0%)		(24,783)
NET ASSETS—100.0%		$59,153,511

See accompanying notes to financial statements.

Wilshire®, the Wilshire IndexesSM, Wilshire 5000 Total Market IndexSM, and Wilshire 4500 Completion IndexSM are service marks of Wilshire Associates Incorporated (“Wilshire”) and have been licensed for use by The Vantagepoint Funds, on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, respectively. All content of the Wilshire IndexesSM and the aforementioned indexes is ©2009 Wilshire Associates Incorporated, all rights reserved. Wilshire has no relationship with The Vantagepoint Funds, other than the licensing of the aforementioned indexes and its service marks for use in connection with these two Funds. Wilshire does not:

•	Sponsor, endorse, sell or promote the Funds.

•	Recommend that any person invest in the Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.

•	Have any responsibility or liability for the administration, management or marketing of the Funds.

•	Consider the needs of the Funds or their shareholders in determining, composing or calculating the above indexes or have any obligation to do so.

Wilshire shall have no liability in connection with these Funds. Specifically, Wilshire makes no representation or warranty, express or implied, regarding:

•	The results to be obtained by the Funds, their shareholders or any other person in connection with the use of the above indexes and the data included in those indexes;

•	The accuracy or completeness of these indexes and any related data; or

•	The merchantability or the fitness for a particular purpose or use of these indexes and/or its related data.

Wilshire shall not have any liability for any errors, omissions or interruptions in the above indexes or related data. Under no circumstances will Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Wilshire knows that they might occur. The licensing agreement between The Vantagepoint Funds, on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, and Wilshire is solely for the Funds’benefit and not for the benefit of Fund shareholders or any other third parties.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Vantagepoint Funds – 500 Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

VANTAGEPOINT FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG
SAR000-001-200906-188

Item 2 (Code of Ethics):

Sub-item 2a. Not applicable to this filing.

Sub-item 2c. Not applicable.

Sub-item 2d. Not applicable.

Sub-item 2e. Not applicable.

Sub-item 2f. Not applicable.

Item 3 (Audit Committee Financial Expert): Not applicable to this filing.

Item 4 (Principal Accountant Fees and Services): Not applicable to this filing.

Item 5 (Audit Committee of Listed Registrants): Not applicable to this registrant.

Item 6 (Investments):

Sub-item 6a. Not applicable; included under Item 1 above.

Sub-item 6b. Not applicable; the registrant did not divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7 (Disclosure of Proxy Voting Policies & Procedures for Closed-end Management

Investment Companies): Not applicable to this registrant.

Item 8 (Portfolio Managers of Closed-End Management Investment Companies): Not applicable to this registrant.

Item 9 (Purchases of Equity Securities by Closed-End Management Investment Company and

Affiliated Purchasers): Not applicable to this registrant.

Item 10 (Submission of Matters to a Vote of Security Holders): Not applicable; no material changes.

Item 11 (Controls and Procedures):

Sub-item 11a. The principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

Sub-item 11b. There was no change in the registrant's internal control over financial reporting that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12 (Exhibits):

Sub-item 12a(1). Not applicable.

Sub-item 12a(2). The certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By: /s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date: September 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By: /s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date: September 1, 2009

By: /s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer

Date: August 31, 2009